UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Allspring Funds Trust

(Exact name of registrant as specified in charter)

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: August 31

Registrant is making a filing for 10 of its series: Allspring Adjustable Rate Government Fund, Allspring Conservative Income Fund, Allspring Core Plus Bond Fund, Allspring Managed Account CoreBuilder® Shares—Series CP, Allspring Government Securities Fund, Allspring High Yield Bond Fund, Allspring Short Duration Government Bond Fund, Allspring Short-Term Bond Plus Fund, Allspring Short-Term High Income Bond Fund, and Allspring Ultra Short-Term Income Fund

Date of reporting period: August 31, 2024

ITEM 1. REPORT TO STOCKHOLDERS

Annual Shareholder Report

Adjustable Rate Government Fund

August 31, 2024

Institutional Class

EKIZX

This annual shareholder report contains important information about Adjustable Rate Government Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$48	0.46%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Although they were volatile throughout the period, yields fell as expectations for a shift in U.S. monetary policy evolved. Investors began the period pricing in additional rate hikes by the U.S. Federal Reserve and ended it expecting a first rate cut. Credit spreads rose early in the period and then narrowed and remained subdued for several quarters, near the tightest levels in years for many credit sectors. Securitized sectors, such as agency mortgage-backed securities, also saw spreads widen and then narrow to levels below their 3- and 5-year averages. The Fund’s duration was managed to its strategic neutral throughout the period (longer than the benchmark). The Fund was positioned to benefit from a diversified set of high-quality securitized exposures. The top contributors to the Fund’s performance were duration and curve positioning, sector allocation (including exposures to adjustable-rate mortgage-backed securities, agency collateralized mortgage obligations [CMOs], asset-backed securities, and agency commercial mortgage-backed securities). The main detractor from performance was a small allocation to non-agency CMOs.

Total return based on a $10,000 investment

	Institutional Class	Bloomberg 6-Month Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
8/31/2014	$10,000	$10,000	$10,000
9/30/2014	$10,020	$10,001	$9,932
10/31/2014	$10,018	$10,001	$10,030
11/30/2014	$10,016	$10,001	$10,101
12/31/2014	$10,025	$10,002	$10,110
1/31/2015	$10,023	$10,005	$10,322
2/28/2015	$10,020	$10,006	$10,225
3/31/2015	$10,029	$10,007	$10,273
4/30/2015	$10,038	$10,011	$10,236
5/31/2015	$10,036	$10,012	$10,211
6/30/2015	$10,045	$10,014	$10,100
7/31/2015	$10,054	$10,014	$10,170
8/31/2015	$10,052	$10,015	$10,156
9/30/2015	$10,040	$10,027	$10,224
10/31/2015	$10,049	$10,023	$10,226
11/30/2015	$10,025	$10,023	$10,199
12/31/2015	$10,023	$10,028	$10,166
1/31/2016	$10,043	$10,037	$10,306
2/29/2016	$10,019	$10,040	$10,379
3/31/2016	$10,017	$10,049	$10,474
4/30/2016	$10,025	$10,056	$10,514
5/31/2016	$10,046	$10,058	$10,517
6/30/2016	$10,066	$10,069	$10,706
7/31/2016	$10,064	$10,074	$10,774
8/31/2016	$10,062	$10,075	$10,761
9/30/2016	$10,071	$10,082	$10,755
10/31/2016	$10,080	$10,089	$10,673
11/30/2016	$10,077	$10,090	$10,420
12/31/2016	$10,098	$10,095	$10,435
1/31/2017	$10,118	$10,103	$10,456
2/28/2017	$10,126	$10,109	$10,526
3/31/2017	$10,113	$10,110	$10,520
4/30/2017	$10,099	$10,118	$10,601
5/31/2017	$10,108	$10,125	$10,683
6/30/2017	$10,106	$10,134	$10,672
7/31/2017	$10,115	$10,146	$10,718
8/31/2017	$10,113	$10,159	$10,814
9/30/2017	$10,133	$10,165	$10,763
10/31/2017	$10,142	$10,175	$10,769
11/30/2017	$10,151	$10,183	$10,755
12/31/2017	$10,160	$10,194	$10,805
1/31/2018	$10,164	$10,207	$10,680
2/28/2018	$10,174	$10,214	$10,579
3/31/2018	$10,179	$10,229	$10,647
4/30/2018	$10,181	$10,244	$10,568
5/31/2018	$10,206	$10,262	$10,643
6/30/2018	$10,221	$10,280	$10,630
7/31/2018	$10,224	$10,295	$10,633
8/31/2018	$10,240	$10,312	$10,701
9/30/2018	$10,245	$10,328	$10,632
10/31/2018	$10,263	$10,347	$10,548
11/30/2018	$10,282	$10,368	$10,611
12/31/2018	$10,302	$10,392	$10,806
1/31/2019	$10,335	$10,416	$10,921
2/28/2019	$10,355	$10,435	$10,914
3/31/2019	$10,387	$10,461	$11,124
4/30/2019	$10,409	$10,482	$11,127
5/31/2019	$10,442	$10,506	$11,324
6/30/2019	$10,475	$10,537	$11,466
7/31/2019	$10,507	$10,555	$11,492
8/31/2019	$10,544	$10,583	$11,789
9/30/2019	$10,565	$10,601	$11,727
10/31/2019	$10,588	$10,629	$11,762
11/30/2019	$10,610	$10,641	$11,756
12/31/2019	$10,621	$10,657	$11,748
1/31/2020	$10,654	$10,673	$11,974
2/29/2020	$10,699	$10,701	$12,189
3/31/2020	$10,529	$10,757	$12,118
4/30/2020	$10,620	$10,757	$12,333
5/31/2020	$10,650	$10,756	$12,391
6/30/2020	$10,667	$10,758	$12,469
7/31/2020	$10,693	$10,762	$12,655
8/31/2020	$10,706	$10,762	$12,553
9/30/2020	$10,741	$10,764	$12,546
10/31/2020	$10,750	$10,765	$12,490
11/30/2020	$10,771	$10,767	$12,612
12/31/2020	$10,779	$10,768	$12,630
1/31/2021	$10,788	$10,770	$12,539
2/28/2021	$10,820	$10,772	$12,358
3/31/2021	$10,828	$10,773	$12,204
4/30/2021	$10,847	$10,774	$12,300
5/31/2021	$10,841	$10,775	$12,340
6/30/2021	$10,847	$10,774	$12,427
7/31/2021	$10,839	$10,775	$12,566
8/31/2021	$10,843	$10,776	$12,542
9/30/2021	$10,846	$10,776	$12,433
10/31/2021	$10,862	$10,777	$12,430
11/30/2021	$10,842	$10,776	$12,467
12/31/2021	$10,854	$10,777	$12,435
1/31/2022	$10,857	$10,772	$12,167
2/28/2022	$10,838	$10,771	$12,031
3/31/2022	$10,822	$10,767	$11,697
4/30/2022	$10,815	$10,770	$11,253
5/31/2022	$10,783	$10,782	$11,326
6/30/2022	$10,753	$10,773	$11,148
7/31/2022	$10,762	$10,784	$11,420
8/31/2022	$10,785	$10,800	$11,098
9/30/2022	$10,799	$10,810	$10,618
10/31/2022	$10,755	$10,830	$10,481
11/30/2022	$10,775	$10,869	$10,866
12/31/2022	$10,817	$10,913	$10,817
1/31/2023	$10,881	$10,958	$11,150
2/28/2023	$10,971	$10,990	$10,862
3/31/2023	$10,899	$11,046	$11,138
4/30/2023	$10,931	$11,088	$11,205
5/31/2023	$10,964	$11,110	$11,083
6/30/2023	$11,036	$11,162	$11,044
7/31/2023	$11,085	$11,212	$11,036
8/31/2023	$11,134	$11,263	$10,965
9/30/2023	$11,196	$11,312	$10,687
10/31/2023	$11,246	$11,365	$10,518
11/30/2023	$11,310	$11,425	$10,994
12/31/2023	$11,395	$11,485	$11,415
1/31/2024	$11,461	$11,536	$11,384
2/29/2024	$11,541	$11,577	$11,223
3/31/2024	$11,609	$11,629	$11,327
4/30/2024	$11,664	$11,676	$11,041
5/31/2024	$11,708	$11,732	$11,228
6/30/2024	$11,791	$11,782	$11,334
7/31/2024	$11,849	$11,846	$11,599
8/31/2024	$11,897	$11,908	$11,765

Adjustable Rate Government Fund

Annual Shareholder Report | August 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Institutional Class	6.85	2.44	1.75
Bloomberg 6-Month Treasury Bill Index (Strategy)	5.73	2.39	1.76
Bloomberg U.S. Aggregate Bond Index (Regulatory)	7.30	(0.04)	1.64

KEY FUND STATISTICS

Total net assets	$165,970,913
# of portfolio holdings	508
Portfolio turnover rate	2%
Total advisory fees paid	$595,632

What did the Fund invest in?

(Based on long-term investments)

PORTFOLIO COMPOSITION - (% OF LONG TERM INVESTMENT)

Agency securities	96.0
Non-agency mortgage-backed securities	1.6
Asset-backed securities	1.5
Corporate bonds and notes	0.9

TOP TEN HOLDINGS (% OF NET ASSETS)

GNMA Series 2021-H14 Class FA, 5.65%, 4/20/2070	2.0
FHLMC Multifamily Structured Pass-Through Certificates Series Q016 Class APT2, 1.48%, 5/25/2051	1.9
FNMA Series 2002-66 Class A3, 4.37%, 4/25/2042	1.8
GNMA Series 2019-H10 Class FB, 6.05%, 6/20/2069	1.6
GNMA Series 2020-H19 Class FB, 5.90%, 11/20/2070	1.4
GNMA Series 2017-H11 Class FE, 5.92%, 5/20/2067	1.3
FNMA Series 2020-10 Class Q, 3.00%, 3/25/2050	1.3
FNMA, 2.39%, 8/1/2050	1.3
FHLMC, 2.62%, 6/1/2050	1.2
FNMA Series 2004-W15 Class 3A, 4.59%, 6/25/2044	1.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4118 08-24

Annual Shareholder Report

Adjustable Rate Government Fund

August 31, 2024

Class C

ESACX

This annual shareholder report contains important information about Adjustable Rate Government Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$153	1.49%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Although they were volatile throughout the period, yields fell as expectations for a shift in U.S. monetary policy evolved. Investors began the period pricing in additional rate hikes by the U.S. Federal Reserve and ended it expecting a first rate cut. Credit spreads rose early in the period and then narrowed and remained subdued for several quarters, near the tightest levels in years for many credit sectors. Securitized sectors, such as agency mortgage-backed securities, also saw spreads widen and then narrow to levels below their 3- and 5-year averages. The Fund’s duration was managed to its strategic neutral throughout the period (longer than the benchmark). The Fund was positioned to benefit from a diversified set of high-quality securitized exposures. The top contributors to the Fund’s performance were duration and curve positioning, sector allocation (including exposures to adjustable-rate mortgage-backed securities, agency collateralized mortgage obligations [CMOs], asset-backed securities, and agency commercial mortgage-backed securities). The main detractor from performance was a small allocation to non-agency CMOs.

Total return based on a $10,000 investment

	Class C with Load	Bloomberg 6-Month Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
8/31/2014	$10,000	$10,000	$10,000
9/30/2014	$10,011	$10,001	$9,932
10/31/2014	$10,001	$10,001	$10,030
11/30/2014	$9,990	$10,001	$10,101
12/31/2014	$9,990	$10,002	$10,110
1/31/2015	$9,979	$10,005	$10,322
2/28/2015	$9,969	$10,006	$10,225
3/31/2015	$9,969	$10,007	$10,273
4/30/2015	$9,969	$10,011	$10,236
5/31/2015	$9,959	$10,012	$10,211
6/30/2015	$9,959	$10,014	$10,100
7/31/2015	$9,948	$10,014	$10,170
8/31/2015	$9,949	$10,015	$10,156
9/30/2015	$9,928	$10,027	$10,224
10/31/2015	$9,917	$10,023	$10,226
11/30/2015	$9,896	$10,023	$10,199
12/31/2015	$9,886	$10,028	$10,166
1/31/2016	$9,897	$10,037	$10,306
2/29/2016	$9,864	$10,040	$10,379
3/31/2016	$9,854	$10,049	$10,474
4/30/2016	$9,854	$10,056	$10,514
5/31/2016	$9,866	$10,058	$10,517
6/30/2016	$9,877	$10,069	$10,706
7/31/2016	$9,866	$10,074	$10,774
8/31/2016	$9,856	$10,075	$10,761
9/30/2016	$9,856	$10,082	$10,755
10/31/2016	$9,856	$10,089	$10,673
11/30/2016	$9,845	$10,090	$10,420
12/31/2016	$9,857	$10,095	$10,435
1/31/2017	$9,857	$10,103	$10,456
2/28/2017	$9,869	$10,109	$10,526
3/31/2017	$9,847	$10,110	$10,520
4/30/2017	$9,825	$10,118	$10,601
5/31/2017	$9,825	$10,125	$10,683
6/30/2017	$9,815	$10,134	$10,672
7/31/2017	$9,804	$10,146	$10,718
8/31/2017	$9,804	$10,159	$10,814
9/30/2017	$9,815	$10,165	$10,763
10/31/2017	$9,816	$10,175	$10,769
11/30/2017	$9,816	$10,183	$10,755
12/31/2017	$9,816	$10,194	$10,805
1/31/2018	$9,811	$10,207	$10,680
2/28/2018	$9,802	$10,214	$10,579
3/31/2018	$9,810	$10,229	$10,647
4/30/2018	$9,803	$10,244	$10,568
5/31/2018	$9,818	$10,262	$10,643
6/30/2018	$9,814	$10,280	$10,630
7/31/2018	$9,820	$10,295	$10,633
8/31/2018	$9,826	$10,312	$10,701
9/30/2018	$9,823	$10,328	$10,632
10/31/2018	$9,831	$10,347	$10,548
11/30/2018	$9,841	$10,368	$10,611
12/31/2018	$9,852	$10,392	$10,806
1/31/2019	$9,874	$10,416	$10,921
2/28/2019	$9,875	$10,435	$10,914
3/31/2019	$9,897	$10,461	$11,124
4/30/2019	$9,898	$10,482	$11,127
5/31/2019	$9,920	$10,506	$11,324
6/30/2019	$9,955	$10,537	$11,466
7/31/2019	$9,966	$10,555	$11,492
8/31/2019	$10,003	$10,583	$11,789
9/30/2019	$10,015	$10,601	$11,727
10/31/2019	$10,027	$10,629	$11,762
11/30/2019	$10,028	$10,641	$11,756
12/31/2019	$10,041	$10,657	$11,748
1/31/2020	$10,052	$10,673	$11,974
2/29/2020	$10,098	$10,701	$12,189
3/31/2020	$9,917	$10,757	$12,118
4/30/2020	$9,995	$10,757	$12,333
5/31/2020	$10,026	$10,756	$12,391
6/30/2020	$10,033	$10,758	$12,469
7/31/2020	$10,038	$10,762	$12,655
8/31/2020	$10,053	$10,762	$12,553
9/30/2020	$10,066	$10,764	$12,546
10/31/2020	$10,077	$10,765	$12,490
11/30/2020	$10,077	$10,767	$12,612
12/31/2020	$10,077	$10,768	$12,630
1/31/2021	$10,089	$10,770	$12,539
2/28/2021	$10,100	$10,772	$12,358
3/31/2021	$10,111	$10,773	$12,204
4/30/2021	$10,112	$10,774	$12,300
5/31/2021	$10,112	$10,775	$12,340
6/30/2021	$10,112	$10,774	$12,427
7/31/2021	$10,101	$10,775	$12,566
8/31/2021	$10,101	$10,776	$12,542
9/30/2021	$10,101	$10,776	$12,433
10/31/2021	$10,101	$10,777	$12,430
11/30/2021	$10,090	$10,776	$12,467
12/31/2021	$10,086	$10,777	$12,435
1/31/2022	$10,086	$10,772	$12,167
2/28/2022	$10,075	$10,771	$12,031
3/31/2022	$10,057	$10,767	$11,697
4/30/2022	$10,035	$10,770	$11,253
5/31/2022	$10,012	$10,782	$11,326
6/30/2022	$9,978	$10,773	$11,148
7/31/2022	$9,967	$10,784	$11,420
8/31/2022	$9,992	$10,800	$11,098
9/30/2022	$9,991	$10,810	$10,618
10/31/2022	$9,948	$10,830	$10,481
11/30/2022	$9,964	$10,869	$10,866
12/31/2022	$10,001	$10,913	$10,817
1/31/2023	$10,069	$10,958	$11,150
2/28/2023	$10,139	$10,990	$10,862
3/31/2023	$10,070	$11,046	$11,138
4/30/2023	$10,096	$11,088	$11,205
5/31/2023	$10,125	$11,110	$11,083
6/30/2023	$10,189	$11,162	$11,044
7/31/2023	$10,232	$11,212	$11,036
8/31/2023	$10,275	$11,263	$10,965
9/30/2023	$10,330	$11,312	$10,687
10/31/2023	$10,373	$11,365	$10,518
11/30/2023	$10,430	$11,425	$10,994
12/31/2023	$10,506	$11,485	$11,415
1/31/2024	$10,564	$11,536	$11,384
2/29/2024	$10,636	$11,577	$11,223
3/31/2024	$10,695	$11,629	$11,327
4/30/2024	$10,744	$11,676	$11,041
5/31/2024	$10,782	$11,732	$11,228
6/30/2024	$10,856	$11,782	$11,334
7/31/2024	$10,907	$11,846	$11,599
8/31/2024	$10,949	$11,908	$11,765

Adjustable Rate Government Fund

Annual Shareholder Report | August 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class C	5.64	1.52	0.91
Class C with Load	4.64	1.52	0.91
Bloomberg 6-Month Treasury Bill Index (Strategy)	5.73	2.39	1.76
Bloomberg U.S. Aggregate Bond Index (Regulatory)	7.30	(0.04)	1.64

KEY FUND STATISTICS

Total net assets	$165,970,913
# of portfolio holdings	508
Portfolio turnover rate	2%
Total advisory fees paid	$595,632

What did the Fund invest in?

(Based on long-term investments)

PORTFOLIO COMPOSITION - (% OF LONG TERM INVESTMENT)

Agency securities	96.0
Non-agency mortgage-backed securities	1.6
Asset-backed securities	1.5
Corporate bonds and notes	0.9

TOP TEN HOLDINGS (% OF NET ASSETS)

GNMA Series 2021-H14 Class FA, 5.65%, 4/20/2070	2.0
FHLMC Multifamily Structured Pass-Through Certificates Series Q016 Class APT2, 1.48%, 5/25/2051	1.9
FNMA Series 2002-66 Class A3, 4.37%, 4/25/2042	1.8
GNMA Series 2019-H10 Class FB, 6.05%, 6/20/2069	1.6
GNMA Series 2020-H19 Class FB, 5.90%, 11/20/2070	1.4
GNMA Series 2017-H11 Class FE, 5.92%, 5/20/2067	1.3
FNMA Series 2020-10 Class Q, 3.00%, 3/25/2050	1.3
FNMA, 2.39%, 8/1/2050	1.3
FHLMC, 2.62%, 6/1/2050	1.2
FNMA Series 2004-W15 Class 3A, 4.59%, 6/25/2044	1.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0956 08-24

Annual Shareholder Report

Adjustable Rate Government Fund

August 31, 2024

Class A

ESAAX

This annual shareholder report contains important information about Adjustable Rate Government Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$76	0.74%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Although they were volatile throughout the period, yields fell as expectations for a shift in U.S. monetary policy evolved. Investors began the period pricing in additional rate hikes by the U.S. Federal Reserve and ended it expecting a first rate cut. Credit spreads rose early in the period and then narrowed and remained subdued for several quarters, near the tightest levels in years for many credit sectors. Securitized sectors, such as agency mortgage-backed securities, also saw spreads widen and then narrow to levels below their 3- and 5-year averages. The Fund’s duration was managed to its strategic neutral throughout the period (longer than the benchmark). The Fund was positioned to benefit from a diversified set of high-quality securitized exposures. The top contributors to the Fund’s performance were duration and curve positioning, sector allocation (including exposures to adjustable-rate mortgage-backed securities, agency collateralized mortgage obligations [CMOs], asset-backed securities, and agency commercial mortgage-backed securities). The main detractor from performance was a small allocation to non-agency CMOs.

Total return based on a $10,000 investment

	Class A with Load	Bloomberg 6-Month Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
8/31/2014	$9,797	$10,000	$10,000
9/30/2014	$9,814	$10,001	$9,932
10/31/2014	$9,809	$10,001	$10,030
11/30/2014	$9,805	$10,001	$10,101
12/31/2014	$9,811	$10,002	$10,110
1/31/2015	$9,807	$10,005	$10,322
2/28/2015	$9,802	$10,006	$10,225
3/31/2015	$9,809	$10,007	$10,273
4/30/2015	$9,804	$10,011	$10,236
5/31/2015	$9,811	$10,012	$10,211
6/30/2015	$9,817	$10,014	$10,100
7/31/2015	$9,813	$10,014	$10,170
8/31/2015	$9,820	$10,015	$10,156
9/30/2015	$9,805	$10,027	$10,224
10/31/2015	$9,801	$10,023	$10,226
11/30/2015	$9,786	$10,023	$10,199
12/31/2015	$9,782	$10,028	$10,166
1/31/2016	$9,799	$10,037	$10,306
2/29/2016	$9,773	$10,040	$10,379
3/31/2016	$9,768	$10,049	$10,474
4/30/2016	$9,775	$10,056	$10,514
5/31/2016	$9,792	$10,058	$10,517
6/30/2016	$9,810	$10,069	$10,706
7/31/2016	$9,805	$10,074	$10,774
8/31/2016	$9,801	$10,075	$10,761
9/30/2016	$9,807	$10,082	$10,755
10/31/2016	$9,814	$10,089	$10,673
11/30/2016	$9,809	$10,090	$10,420
12/31/2016	$9,827	$10,095	$10,435
1/31/2017	$9,834	$10,103	$10,456
2/28/2017	$9,839	$10,109	$10,526
3/31/2017	$9,835	$10,110	$10,520
4/30/2017	$9,819	$10,118	$10,601
5/31/2017	$9,826	$10,125	$10,683
6/30/2017	$9,821	$10,134	$10,672
7/31/2017	$9,817	$10,146	$10,718
8/31/2017	$9,823	$10,159	$10,814
9/30/2017	$9,840	$10,165	$10,763
10/31/2017	$9,847	$10,175	$10,769
11/30/2017	$9,853	$10,183	$10,755
12/31/2017	$9,860	$10,194	$10,805
1/31/2018	$9,861	$10,207	$10,680
2/28/2018	$9,858	$10,214	$10,579
3/31/2018	$9,871	$10,229	$10,647
4/30/2018	$9,871	$10,244	$10,568
5/31/2018	$9,893	$10,262	$10,643
6/30/2018	$9,906	$10,280	$10,630
7/31/2018	$9,906	$10,295	$10,633
8/31/2018	$9,919	$10,312	$10,701
9/30/2018	$9,922	$10,328	$10,632
10/31/2018	$9,937	$10,347	$10,548
11/30/2018	$9,953	$10,368	$10,611
12/31/2018	$9,970	$10,392	$10,806
1/31/2019	$9,999	$10,416	$10,921
2/28/2019	$10,017	$10,435	$10,914
3/31/2019	$10,046	$10,461	$11,124
4/30/2019	$10,064	$10,482	$11,127
5/31/2019	$10,093	$10,506	$11,324
6/30/2019	$10,123	$10,537	$11,466
7/31/2019	$10,152	$10,555	$11,492
8/31/2019	$10,185	$10,583	$11,789
9/30/2019	$10,203	$10,601	$11,727
10/31/2019	$10,234	$10,629	$11,762
11/30/2019	$10,242	$10,641	$11,756
12/31/2019	$10,250	$10,657	$11,748
1/31/2020	$10,279	$10,673	$11,974
2/29/2020	$10,320	$10,701	$12,189
3/31/2020	$10,154	$10,757	$12,118
4/30/2020	$10,240	$10,757	$12,333
5/31/2020	$10,266	$10,756	$12,391
6/30/2020	$10,280	$10,758	$12,469
7/31/2020	$10,303	$10,762	$12,655
8/31/2020	$10,313	$10,762	$12,553
9/30/2020	$10,344	$10,764	$12,546
10/31/2020	$10,351	$10,765	$12,490
11/30/2020	$10,368	$10,767	$12,612
12/31/2020	$10,374	$10,768	$12,630
1/31/2021	$10,379	$10,770	$12,539
2/28/2021	$10,408	$10,772	$12,358
3/31/2021	$10,413	$10,773	$12,204
4/30/2021	$10,429	$10,774	$12,300
5/31/2021	$10,421	$10,775	$12,340
6/30/2021	$10,424	$10,774	$12,427
7/31/2021	$10,414	$10,775	$12,566
8/31/2021	$10,415	$10,776	$12,542
9/30/2021	$10,428	$10,776	$12,433
10/31/2021	$10,429	$10,777	$12,430
11/30/2021	$10,419	$10,776	$12,467
12/31/2021	$10,417	$10,777	$12,435
1/31/2022	$10,417	$10,772	$12,167
2/28/2022	$10,408	$10,771	$12,031
3/31/2022	$10,379	$10,767	$11,697
4/30/2022	$10,369	$10,770	$11,253
5/31/2022	$10,336	$10,782	$11,326
6/30/2022	$10,305	$10,773	$11,148
7/31/2022	$10,311	$10,784	$11,420
8/31/2022	$10,343	$10,800	$11,098
9/30/2022	$10,342	$10,810	$10,618
10/31/2022	$10,297	$10,830	$10,481
11/30/2022	$10,314	$10,869	$10,866
12/31/2022	$10,352	$10,913	$10,817
1/31/2023	$10,423	$10,958	$11,150
2/28/2023	$10,495	$10,990	$10,862
3/31/2023	$10,424	$11,046	$11,138
4/30/2023	$10,451	$11,088	$11,205
5/31/2023	$10,481	$11,110	$11,083
6/30/2023	$10,548	$11,162	$11,044
7/31/2023	$10,591	$11,212	$11,036
8/31/2023	$10,636	$11,263	$10,965
9/30/2023	$10,693	$11,312	$10,687
10/31/2023	$10,738	$11,365	$10,518
11/30/2023	$10,796	$11,425	$10,994
12/31/2023	$10,875	$11,485	$11,415
1/31/2024	$10,935	$11,536	$11,384
2/29/2024	$11,010	$11,577	$11,223
3/31/2024	$11,071	$11,629	$11,327
4/30/2024	$11,122	$11,676	$11,041
5/31/2024	$11,160	$11,732	$11,228
6/30/2024	$11,237	$11,782	$11,334
7/31/2024	$11,290	$11,846	$11,599
8/31/2024	$11,333	$11,908	$11,765

Adjustable Rate Government Fund

Annual Shareholder Report | August 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class A	6.56	2.16	1.47
Class A with Load	4.39	1.75	1.26
Bloomberg 6-Month Treasury Bill Index (Strategy)	5.73	2.39	1.76
Bloomberg U.S. Aggregate Bond Index (Regulatory)	7.30	(0.04)	1.64

KEY FUND STATISTICS

Total net assets	$165,970,913
# of portfolio holdings	508
Portfolio turnover rate	2%
Total advisory fees paid	$595,632

What did the Fund invest in?

(Based on long-term investments)

PORTFOLIO COMPOSITION - (% OF LONG TERM INVESTMENT)

Agency securities	96.0
Non-agency mortgage-backed securities	1.6
Asset-backed securities	1.5
Corporate bonds and notes	0.9

TOP TEN HOLDINGS (% OF NET ASSETS)

GNMA Series 2021-H14 Class FA, 5.65%, 4/20/2070	2.0
FHLMC Multifamily Structured Pass-Through Certificates Series Q016 Class APT2, 1.48%, 5/25/2051	1.9
FNMA Series 2002-66 Class A3, 4.37%, 4/25/2042	1.8
GNMA Series 2019-H10 Class FB, 6.05%, 6/20/2069	1.6
GNMA Series 2020-H19 Class FB, 5.90%, 11/20/2070	1.4
GNMA Series 2017-H11 Class FE, 5.92%, 5/20/2067	1.3
FNMA Series 2020-10 Class Q, 3.00%, 3/25/2050	1.3
FNMA, 2.39%, 8/1/2050	1.3
FHLMC, 2.62%, 6/1/2050	1.2
FNMA Series 2004-W15 Class 3A, 4.59%, 6/25/2044	1.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR356 08-24

Annual Shareholder Report

Adjustable Rate Government Fund

August 31, 2024

Administrator Class

ESADX

This annual shareholder report contains important information about Adjustable Rate Government Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$62	0.60%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Although they were volatile throughout the period, yields fell as expectations for a shift in U.S. monetary policy evolved. Investors began the period pricing in additional rate hikes by the U.S. Federal Reserve and ended it expecting a first rate cut. Credit spreads rose early in the period and then narrowed and remained subdued for several quarters, near the tightest levels in years for many credit sectors. Securitized sectors, such as agency mortgage-backed securities, also saw spreads widen and then narrow to levels below their 3- and 5-year averages. The Fund’s duration was managed to its strategic neutral throughout the period (longer than the benchmark). The Fund was positioned to benefit from a diversified set of high-quality securitized exposures. The top contributors to the Fund’s performance were duration and curve positioning, sector allocation (including exposures to adjustable-rate mortgage-backed securities, agency collateralized mortgage obligations [CMOs], asset-backed securities, and agency commercial mortgage-backed securities). The main detractor from performance was a small allocation to non-agency CMOs.

Total return based on a $10,000 investment

	Administrator Class	Bloomberg 6-Month Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
8/31/2014	$10,000	$10,000	$10,000
9/30/2014	$10,019	$10,001	$9,932
10/31/2014	$10,016	$10,001	$10,030
11/30/2014	$10,012	$10,001	$10,101
12/31/2014	$10,020	$10,002	$10,110
1/31/2015	$10,017	$10,005	$10,322
2/28/2015	$10,013	$10,006	$10,225
3/31/2015	$10,020	$10,007	$10,273
4/30/2015	$10,017	$10,011	$10,236
5/31/2015	$10,025	$10,012	$10,211
6/30/2015	$10,033	$10,014	$10,100
7/31/2015	$10,030	$10,014	$10,170
8/31/2015	$10,038	$10,015	$10,156
9/30/2015	$10,024	$10,027	$10,224
10/31/2015	$10,021	$10,023	$10,226
11/30/2015	$10,007	$10,023	$10,199
12/31/2015	$10,004	$10,028	$10,166
1/31/2016	$10,022	$10,037	$10,306
2/29/2016	$9,997	$10,040	$10,379
3/31/2016	$9,993	$10,049	$10,474
4/30/2016	$10,001	$10,056	$10,514
5/31/2016	$10,020	$10,058	$10,517
6/30/2016	$10,039	$10,069	$10,706
7/31/2016	$10,036	$10,074	$10,774
8/31/2016	$10,032	$10,075	$10,761
9/30/2016	$10,040	$10,082	$10,755
10/31/2016	$10,048	$10,089	$10,673
11/30/2016	$10,044	$10,090	$10,420
12/31/2016	$10,064	$10,095	$10,435
1/31/2017	$10,072	$10,103	$10,456
2/28/2017	$10,079	$10,109	$10,526
3/31/2017	$10,075	$10,110	$10,520
4/30/2017	$10,061	$10,118	$10,601
5/31/2017	$10,069	$10,125	$10,683
6/30/2017	$10,065	$10,134	$10,672
7/31/2017	$10,061	$10,146	$10,718
8/31/2017	$10,069	$10,159	$10,814
9/30/2017	$10,088	$10,165	$10,763
10/31/2017	$10,096	$10,175	$10,769
11/30/2017	$10,104	$10,183	$10,755
12/31/2017	$10,112	$10,194	$10,805
1/31/2018	$10,114	$10,207	$10,680
2/28/2018	$10,123	$10,214	$10,579
3/31/2018	$10,127	$10,229	$10,647
4/30/2018	$10,128	$10,244	$10,568
5/31/2018	$10,151	$10,262	$10,643
6/30/2018	$10,166	$10,280	$10,630
7/31/2018	$10,168	$10,295	$10,633
8/31/2018	$10,182	$10,312	$10,701
9/30/2018	$10,186	$10,328	$10,632
10/31/2018	$10,202	$10,347	$10,548
11/30/2018	$10,220	$10,368	$10,611
12/31/2018	$10,239	$10,392	$10,806
1/31/2019	$10,270	$10,416	$10,921
2/28/2019	$10,289	$10,435	$10,914
3/31/2019	$10,320	$10,461	$11,124
4/30/2019	$10,340	$10,482	$11,127
5/31/2019	$10,371	$10,506	$11,324
6/30/2019	$10,415	$10,537	$11,466
7/31/2019	$10,434	$10,555	$11,492
8/31/2019	$10,469	$10,583	$11,789
9/30/2019	$10,489	$10,601	$11,727
10/31/2019	$10,522	$10,629	$11,762
11/30/2019	$10,531	$10,641	$11,756
12/31/2019	$10,541	$10,657	$11,748
1/31/2020	$10,572	$10,673	$11,974
2/29/2020	$10,616	$10,701	$12,189
3/31/2020	$10,446	$10,757	$12,118
4/30/2020	$10,535	$10,757	$12,333
5/31/2020	$10,563	$10,756	$12,391
6/30/2020	$10,579	$10,758	$12,469
7/31/2020	$10,604	$10,762	$12,655
8/31/2020	$10,615	$10,762	$12,553
9/30/2020	$10,649	$10,764	$12,546
10/31/2020	$10,669	$10,765	$12,490
11/30/2020	$10,676	$10,767	$12,612
12/31/2020	$10,683	$10,768	$12,630
1/31/2021	$10,702	$10,770	$12,539
2/28/2021	$10,721	$10,772	$12,358
3/31/2021	$10,739	$10,773	$12,204
4/30/2021	$10,745	$10,774	$12,300
5/31/2021	$10,738	$10,775	$12,340
6/30/2021	$10,754	$10,774	$12,427
7/31/2021	$10,746	$10,775	$12,566
8/31/2021	$10,748	$10,776	$12,542
9/30/2021	$10,750	$10,776	$12,433
10/31/2021	$10,753	$10,777	$12,430
11/30/2021	$10,743	$10,776	$12,467
12/31/2021	$10,742	$10,777	$12,435
1/31/2022	$10,744	$10,772	$12,167
2/28/2022	$10,736	$10,771	$12,031
3/31/2022	$10,707	$10,767	$11,697
4/30/2022	$10,698	$10,770	$11,253
5/31/2022	$10,678	$10,782	$11,326
6/30/2022	$10,634	$10,773	$11,148
7/31/2022	$10,642	$10,784	$11,420
8/31/2022	$10,676	$10,800	$11,098
9/30/2022	$10,676	$10,810	$10,618
10/31/2022	$10,631	$10,830	$10,481
11/30/2022	$10,650	$10,869	$10,866
12/31/2022	$10,703	$10,913	$10,817
1/31/2023	$10,765	$10,958	$11,150
2/28/2023	$10,841	$10,990	$10,862
3/31/2023	$10,768	$11,046	$11,138
4/30/2023	$10,798	$11,088	$11,205
5/31/2023	$10,829	$11,110	$11,083
6/30/2023	$10,900	$11,162	$11,044
7/31/2023	$10,947	$11,212	$11,036
8/31/2023	$11,007	$11,263	$10,965
9/30/2023	$11,067	$11,312	$10,687
10/31/2023	$11,102	$11,365	$10,518
11/30/2023	$11,163	$11,425	$10,994
12/31/2023	$11,259	$11,485	$11,415
1/31/2024	$11,323	$11,536	$11,384
2/29/2024	$11,388	$11,577	$11,223
3/31/2024	$11,453	$11,629	$11,327
4/30/2024	$11,520	$11,676	$11,041
5/31/2024	$11,561	$11,732	$11,228
6/30/2024	$11,629	$11,782	$11,334
7/31/2024	$11,685	$11,846	$11,599
8/31/2024	$11,731	$11,908	$11,765

Adjustable Rate Government Fund

Annual Shareholder Report | August 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Administrator Class	6.58	2.30	1.61
Bloomberg 6-Month Treasury Bill Index (Strategy)	5.73	2.39	1.76
Bloomberg U.S. Aggregate Bond Index (Regulatory)	7.30	(0.04)	1.64

KEY FUND STATISTICS

Total net assets	$165,970,913
# of portfolio holdings	508
Portfolio turnover rate	2%
Total advisory fees paid	$595,632

What did the Fund invest in?

(Based on long-term investments)

PORTFOLIO COMPOSITION - (% OF LONG TERM INVESTMENT)

Agency securities	96.0
Non-agency mortgage-backed securities	1.6
Asset-backed securities	1.5
Corporate bonds and notes	0.9

TOP TEN HOLDINGS (% OF NET ASSETS)

GNMA Series 2021-H14 Class FA, 5.65%, 4/20/2070	2.0
FHLMC Multifamily Structured Pass-Through Certificates Series Q016 Class APT2, 1.48%, 5/25/2051	1.9
FNMA Series 2002-66 Class A3, 4.37%, 4/25/2042	1.8
GNMA Series 2019-H10 Class FB, 6.05%, 6/20/2069	1.6
GNMA Series 2020-H19 Class FB, 5.90%, 11/20/2070	1.4
GNMA Series 2017-H11 Class FE, 5.92%, 5/20/2067	1.3
FNMA Series 2020-10 Class Q, 3.00%, 3/25/2050	1.3
FNMA, 2.39%, 8/1/2050	1.3
FHLMC, 2.62%, 6/1/2050	1.2
FNMA Series 2004-W15 Class 3A, 4.59%, 6/25/2044	1.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3765 08-24

Annual Shareholder Report

Conservative Income Fund

August 31, 2024

Institutional Class

WCIIX

This annual shareholder report contains important information about Conservative Income Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$26	0.25%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The Federal Reserve (Fed) left the federal funds rate unchanged at 5.25–5.50% for the year that ended August 31, 2024. In prior periods, the Fed had raised interest rates to slow the economy and reduce inflation. The subsequent pause was initiated by the Fed to determine if its actions were sufficient to achieve its goals. The Fed believes it has been successful and its next move is expected to be a rate cut. Treasury rates declined during the period in anticipation of this shift.

The portfolio’s duration was extended during the year in anticipation of a lower interest rate environment. We deemed it an excellent opportunity to lock in two-year yields in light of an imminent central bank easing cycle. The extension contributed to performance as both duration and yield curve positioning contributed to relative returns for the portfolio.

The Fund’s largest allocation was to corporate notes. The sector performed well during the year and was the major contributor to performance. The allocation to the asset-backed securities sector was also positive. There were no material detractors.

Total return based on a $10,000 investment

	Institutional Class	Bloomberg 6-9 Month Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
8/31/2014	$10,000	$10,000	$10,000
9/30/2014	$9,994	$10,001	$9,932
10/31/2014	$9,998	$10,001	$10,030
11/30/2014	$10,002	$10,000	$10,101
12/31/2014	$9,997	$9,999	$10,110
1/31/2015	$10,011	$10,005	$10,322
2/28/2015	$10,005	$10,006	$10,225
3/31/2015	$10,009	$10,005	$10,273
4/30/2015	$10,022	$10,011	$10,236
5/31/2015	$10,026	$10,013	$10,211
6/30/2015	$10,020	$10,015	$10,100
7/31/2015	$10,024	$10,014	$10,170
8/31/2015	$10,028	$10,013	$10,156
9/30/2015	$10,022	$10,026	$10,224
10/31/2015	$10,026	$10,019	$10,226
11/30/2015	$10,030	$10,014	$10,199
12/31/2015	$10,025	$10,014	$10,166
1/31/2016	$10,040	$10,022	$10,306
2/29/2016	$10,046	$10,025	$10,379
3/31/2016	$10,052	$10,036	$10,474
4/30/2016	$10,068	$10,036	$10,514
5/31/2016	$10,075	$10,036	$10,517
6/30/2016	$10,082	$10,049	$10,706
7/31/2016	$10,100	$10,051	$10,774
8/31/2016	$10,107	$10,052	$10,761
9/30/2016	$10,116	$10,056	$10,755
10/31/2016	$10,124	$10,060	$10,673
11/30/2016	$10,133	$10,060	$10,420
12/31/2016	$10,132	$10,063	$10,435
1/31/2017	$10,141	$10,072	$10,456
2/28/2017	$10,161	$10,076	$10,526
3/31/2017	$10,172	$10,074	$10,520
4/30/2017	$10,182	$10,079	$10,601
5/31/2017	$10,193	$10,083	$10,683
6/30/2017	$10,204	$10,090	$10,672
7/31/2017	$10,216	$10,099	$10,718
8/31/2017	$10,229	$10,112	$10,814
9/30/2017	$10,240	$10,117	$10,763
10/31/2017	$10,252	$10,123	$10,769
11/30/2017	$10,254	$10,128	$10,755
12/31/2017	$10,269	$10,136	$10,805
1/31/2018	$10,282	$10,148	$10,680
2/28/2018	$10,286	$10,153	$10,579
3/31/2018	$10,292	$10,167	$10,647
4/30/2018	$10,319	$10,180	$10,568
5/31/2018	$10,338	$10,191	$10,643
6/30/2018	$10,357	$10,208	$10,630
7/31/2018	$10,377	$10,224	$10,633
8/31/2018	$10,398	$10,242	$10,701
9/30/2018	$10,418	$10,255	$10,632
10/31/2018	$10,428	$10,273	$10,548
11/30/2018	$10,439	$10,294	$10,611
12/31/2018	$10,452	$10,319	$10,806
1/31/2019	$10,487	$10,346	$10,921
2/28/2019	$10,520	$10,364	$10,914
3/31/2019	$10,544	$10,392	$11,124
4/30/2019	$10,567	$10,411	$11,127
5/31/2019	$10,601	$10,437	$11,324
6/30/2019	$10,634	$10,473	$11,466
7/31/2019	$10,657	$10,487	$11,492
8/31/2019	$10,679	$10,516	$11,789
9/30/2019	$10,700	$10,531	$11,727
10/31/2019	$10,731	$10,561	$11,762
11/30/2019	$10,740	$10,572	$11,756
12/31/2019	$10,760	$10,588	$11,748
1/31/2020	$10,789	$10,603	$11,974
2/29/2020	$10,817	$10,637	$12,189
3/31/2020	$10,660	$10,703	$12,118
4/30/2020	$10,794	$10,702	$12,333
5/31/2020	$10,861	$10,702	$12,391
6/30/2020	$10,894	$10,704	$12,469
7/31/2020	$10,915	$10,708	$12,655
8/31/2020	$10,925	$10,709	$12,553
9/30/2020	$10,922	$10,711	$12,546
10/31/2020	$10,929	$10,712	$12,490
11/30/2020	$10,937	$10,714	$12,612
12/31/2020	$10,943	$10,714	$12,630
1/31/2021	$10,948	$10,716	$12,539
2/28/2021	$10,953	$10,718	$12,358
3/31/2021	$10,948	$10,720	$12,204
4/30/2021	$10,954	$10,721	$12,300
5/31/2021	$10,960	$10,721	$12,340
6/30/2021	$10,966	$10,720	$12,427
7/31/2021	$10,959	$10,720	$12,566
8/31/2021	$10,963	$10,721	$12,542
9/30/2021	$10,966	$10,721	$12,433
10/31/2021	$10,958	$10,721	$12,430
11/30/2021	$10,950	$10,720	$12,467
12/31/2021	$10,953	$10,719	$12,435
1/31/2022	$10,935	$10,706	$12,167
2/28/2022	$10,917	$10,703	$12,031
3/31/2022	$10,869	$10,695	$11,697
4/30/2022	$10,864	$10,690	$11,253
5/31/2022	$10,874	$10,698	$11,326
6/30/2022	$10,842	$10,672	$11,148
7/31/2022	$10,869	$10,674	$11,420
8/31/2022	$10,888	$10,679	$11,098
9/30/2022	$10,865	$10,670	$10,618
10/31/2022	$10,868	$10,664	$10,481
11/30/2022	$10,918	$10,696	$10,866
12/31/2022	$10,972	$10,735	$10,817
1/31/2023	$11,039	$10,766	$11,150
2/28/2023	$11,054	$10,797	$10,862
3/31/2023	$11,096	$10,850	$11,138
4/30/2023	$11,150	$10,886	$11,205
5/31/2023	$11,172	$10,902	$11,083
6/30/2023	$11,228	$10,922	$11,044
7/31/2023	$11,286	$10,965	$11,036
8/31/2023	$11,334	$11,012	$10,965
9/30/2023	$11,382	$11,055	$10,687
10/31/2023	$11,433	$11,108	$10,518
11/30/2023	$11,507	$11,167	$10,994
12/31/2023	$11,582	$11,228	$11,415
1/31/2024	$11,647	$11,265	$11,384
2/29/2024	$11,675	$11,292	$11,223
3/31/2024	$11,715	$11,340	$11,327
4/30/2024	$11,754	$11,374	$11,041
5/31/2024	$11,805	$11,429	$11,228
6/30/2024	$11,868	$11,475	$11,334
7/31/2024	$11,944	$11,536	$11,599
8/31/2024	$12,019	$11,603	$11,765

Conservative Income Fund

Annual Shareholder Report | August 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Institutional Class	6.05	2.39	1.86
Bloomberg 6-9 Month Treasury Bill Index (Strategy)	5.37	1.99	1.50
Bloomberg U.S. Aggregate Bond Index (Regulatory)	7.30	(0.04)	1.64

KEY FUND STATISTICS

Total net assets	$127,043,781
# of portfolio holdings	84
Portfolio turnover rate	73%
Total advisory fees paid	$67,737

What did the Fund invest in?

(Based on long-term investments)

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Corporate bonds and notes	45.3
Asset-backed securities	29.1
Yankee corporate bonds and notes	23.6
Agency securities	2.0

TOP TEN HOLDINGS (% OF NET ASSETS)

Bank of America NA, 5.65%, 8/18/2025	2.0
Morgan Stanley Bank NA, 5.48%, 7/16/2025	2.0
Wells Fargo Bank NA, 5.55%, 8/1/2025	2.0
World Omni Auto Receivables Trust Series 2022-D Class A3, 5.61%, 2/15/2028	2.0
Toronto-Dominion Bank, 4.29%, 9/13/2024	2.0
Philip Morris International, Inc., 5.13%, 11/15/2024	2.0
Simon Property Group LP, 2.00%, 9/13/2024	1.9
State Street Corp., 3.55%, 8/18/2025	1.9
JPMorgan Chase & Co., 5.55%, 12/15/2025	1.9
Hyundai Auto Lease Securitization Trust Series 2024-A Class A3, 5.02%, 3/15/2027	1.8

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since September 1, 2023.

At a meeting held on August 13-14, 2024, the Board of Trustees of the Fund unanimously approved the liquidation of the Fund, which is expected to occur after the close of business on or about October 25, 2024.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3174 08-24

Annual Shareholder Report

Conservative Income Fund

August 31, 2024

Class A2

WCIAX

This annual shareholder report contains important information about Conservative Income Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A2	$41	0.40%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The Federal Reserve (Fed) left the federal funds rate unchanged at 5.25–5.50% for the year that ended August 31, 2024. In prior periods, the Fed had raised interest rates to slow the economy and reduce inflation. The subsequent pause was initiated by the Fed to determine if its actions were sufficient to achieve its goals. The Fed believes it has been successful and its next move is expected to be a rate cut. Treasury rates declined during the period in anticipation of this shift.

The portfolio’s duration was extended during the year in anticipation of a lower interest rate environment. We deemed it an excellent opportunity to lock in two-year yields in light of an imminent central bank easing cycle. The extension contributed to performance as both duration and yield curve positioning contributed to relative returns for the portfolio.

The Fund’s largest allocation was to corporate notes. The sector performed well during the year and was the major contributor to performance. The allocation to the asset-backed securities sector was also positive. There were no material detractors.

Total return based on a $10,000 investment

	Class A2	Bloomberg 6-9 Month Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
8/31/2014	$10,000	$10,000	$10,000
9/30/2014	$9,993	$10,001	$9,932
10/31/2014	$9,994	$10,001	$10,030
11/30/2014	$9,997	$10,000	$10,101
12/31/2014	$9,989	$9,999	$10,110
1/31/2015	$10,001	$10,005	$10,322
2/28/2015	$9,994	$10,006	$10,225
3/31/2015	$9,995	$10,005	$10,273
4/30/2015	$10,007	$10,011	$10,236
5/31/2015	$10,009	$10,013	$10,211
6/30/2015	$10,001	$10,015	$10,100
7/31/2015	$10,003	$10,014	$10,170
8/31/2015	$10,005	$10,013	$10,156
9/30/2015	$9,997	$10,026	$10,224
10/31/2015	$9,999	$10,019	$10,226
11/30/2015	$10,002	$10,014	$10,199
12/31/2015	$9,994	$10,014	$10,166
1/31/2016	$10,007	$10,022	$10,306
2/29/2016	$10,011	$10,025	$10,379
3/31/2016	$10,015	$10,036	$10,474
4/30/2016	$10,030	$10,036	$10,514
5/31/2016	$10,035	$10,036	$10,517
6/30/2016	$10,040	$10,049	$10,706
7/31/2016	$10,055	$10,051	$10,774
8/31/2016	$10,061	$10,052	$10,761
9/30/2016	$10,067	$10,056	$10,755
10/31/2016	$10,074	$10,060	$10,673
11/30/2016	$10,080	$10,060	$10,420
12/31/2016	$10,078	$10,063	$10,435
1/31/2017	$10,085	$10,072	$10,456
2/28/2017	$10,103	$10,076	$10,526
3/31/2017	$10,111	$10,074	$10,520
4/30/2017	$10,120	$10,079	$10,601
5/31/2017	$10,129	$10,083	$10,683
6/30/2017	$10,137	$10,090	$10,672
7/31/2017	$10,147	$10,099	$10,718
8/31/2017	$10,159	$10,112	$10,814
9/30/2017	$10,168	$10,117	$10,763
10/31/2017	$10,177	$10,123	$10,769
11/30/2017	$10,177	$10,128	$10,755
12/31/2017	$10,190	$10,136	$10,805
1/31/2018	$10,202	$10,148	$10,680
2/28/2018	$10,204	$10,153	$10,579
3/31/2018	$10,207	$10,167	$10,647
4/30/2018	$10,233	$10,180	$10,568
5/31/2018	$10,249	$10,191	$10,643
6/30/2018	$10,267	$10,208	$10,630
7/31/2018	$10,284	$10,224	$10,633
8/31/2018	$10,303	$10,242	$10,701
9/30/2018	$10,321	$10,255	$10,632
10/31/2018	$10,329	$10,273	$10,548
11/30/2018	$10,338	$10,294	$10,611
12/31/2018	$10,348	$10,319	$10,806
1/31/2019	$10,381	$10,346	$10,921
2/28/2019	$10,412	$10,364	$10,914
3/31/2019	$10,433	$10,392	$11,124
4/30/2019	$10,454	$10,411	$11,127
5/31/2019	$10,486	$10,437	$11,324
6/30/2019	$10,517	$10,473	$11,466
7/31/2019	$10,537	$10,487	$11,492
8/31/2019	$10,557	$10,516	$11,789
9/30/2019	$10,576	$10,531	$11,727
10/31/2019	$10,604	$10,561	$11,762
11/30/2019	$10,611	$10,572	$11,756
12/31/2019	$10,629	$10,588	$11,748
1/31/2020	$10,656	$10,603	$11,974
2/29/2020	$10,681	$10,637	$12,189
3/31/2020	$10,524	$10,703	$12,118
4/30/2020	$10,654	$10,702	$12,333
5/31/2020	$10,718	$10,702	$12,391
6/30/2020	$10,749	$10,704	$12,469
7/31/2020	$10,767	$10,708	$12,655
8/31/2020	$10,774	$10,709	$12,553
9/30/2020	$10,770	$10,711	$12,546
10/31/2020	$10,775	$10,712	$12,490
11/30/2020	$10,780	$10,714	$12,612
12/31/2020	$10,784	$10,714	$12,630
1/31/2021	$10,787	$10,716	$12,539
2/28/2021	$10,790	$10,718	$12,358
3/31/2021	$10,782	$10,720	$12,204
4/30/2021	$10,786	$10,721	$12,300
5/31/2021	$10,789	$10,721	$12,340
6/30/2021	$10,793	$10,720	$12,427
7/31/2021	$10,785	$10,720	$12,566
8/31/2021	$10,786	$10,721	$12,542
9/30/2021	$10,787	$10,721	$12,433
10/31/2021	$10,777	$10,721	$12,430
11/30/2021	$10,767	$10,720	$12,467
12/31/2021	$10,767	$10,719	$12,435
1/31/2022	$10,747	$10,706	$12,167
2/28/2022	$10,726	$10,703	$12,031
3/31/2022	$10,685	$10,695	$11,697
4/30/2022	$10,668	$10,690	$11,253
5/31/2022	$10,688	$10,698	$11,326
6/30/2022	$10,655	$10,672	$11,148
7/31/2022	$10,681	$10,674	$11,420
8/31/2022	$10,687	$10,679	$11,098
9/30/2022	$10,664	$10,670	$10,618
10/31/2022	$10,677	$10,664	$10,481
11/30/2022	$10,724	$10,696	$10,866
12/31/2022	$10,764	$10,735	$10,817
1/31/2023	$10,829	$10,766	$11,150
2/28/2023	$10,853	$10,797	$10,862
3/31/2023	$10,893	$10,850	$11,138
4/30/2023	$10,934	$10,886	$11,205
5/31/2023	$10,965	$10,902	$11,083
6/30/2023	$11,008	$10,922	$11,044
7/31/2023	$11,063	$10,965	$11,036
8/31/2023	$11,120	$11,012	$10,965
9/30/2023	$11,155	$11,055	$10,687
10/31/2023	$11,203	$11,108	$10,518
11/30/2023	$11,274	$11,167	$10,994
12/31/2023	$11,347	$11,228	$11,415
1/31/2024	$11,408	$11,265	$11,384
2/29/2024	$11,434	$11,292	$11,223
3/31/2024	$11,484	$11,340	$11,327
4/30/2024	$11,509	$11,374	$11,041
5/31/2024	$11,570	$11,429	$11,228
6/30/2024	$11,618	$11,475	$11,334
7/31/2024	$11,702	$11,536	$11,599
8/31/2024	$11,775	$11,603	$11,765

Conservative Income Fund

Annual Shareholder Report | August 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class A2Footnote Reference*	5.89	2.21	1.65
Bloomberg 6-9 Month Treasury Bill Index (Strategy)	5.37	1.99	1.50
Bloomberg U.S. Aggregate Bond Index (Regulatory)	7.30	(0.04)	1.64

KEY FUND STATISTICS

Total net assets	$127,043,781
# of portfolio holdings	84
Portfolio turnover rate	73%
Total advisory fees paid	$67,737
Footnote	Description
Footnote*	Historical performance shown for the Class A2 shares prior to their inception on May 29, 2020 reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to the Class A2 shares.

What did the Fund invest in?

(Based on long-term investments)

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Corporate bonds and notes	45.3
Asset-backed securities	29.1
Yankee corporate bonds and notes	23.6
Agency securities	2.0

TOP TEN HOLDINGS (% OF NET ASSETS)

Bank of America NA, 5.65%, 8/18/2025	2.0
Morgan Stanley Bank NA, 5.48%, 7/16/2025	2.0
Wells Fargo Bank NA, 5.55%, 8/1/2025	2.0
World Omni Auto Receivables Trust Series 2022-D Class A3, 5.61%, 2/15/2028	2.0
Toronto-Dominion Bank, 4.29%, 9/13/2024	2.0
Philip Morris International, Inc., 5.13%, 11/15/2024	2.0
Simon Property Group LP, 2.00%, 9/13/2024	1.9
State Street Corp., 3.55%, 8/18/2025	1.9
JPMorgan Chase & Co., 5.55%, 12/15/2025	1.9
Hyundai Auto Lease Securitization Trust Series 2024-A Class A3, 5.02%, 3/15/2027	1.8

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since September 1, 2023.

At a meeting held on August 13-14, 2024, the Board of Trustees of the Fund unanimously approved the liquidation of the Fund, which is expected to occur after the close of business on or about October 25, 2024.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR5100 08-24

Annual Shareholder Report

Core Plus Bond Fund

August 31, 2024

Institutional Class

WIPIX

This annual shareholder report contains important information about Core Plus Bond Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$36	0.35%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Although they were volatile throughout the period, yields fell as expectations for a shift in U.S. monetary policy evolved. Investors began the period pricing in additional rate hikes by the U.S. Federal Reserve and ended it expecting the first rate cut. Credit spreads narrowed and remained subdued for much of the period, near the tightest levels in years for many credit sectors.

Portfolio duration extended early in the period and moved neutral to the benchmark in early 2024. The portfolio was positioned higher in quality, and credit exposure was reduced as valuations became more extreme. The portfolio was positioned to benefit from a diversified set of securitized exposures. We reduced non-benchmark exposure.

The top contributors to performance were sector allocation (including exposures beyond the benchmark in U.S. and non-U.S. plus sectors, including high yield bonds and emerging market debt, and non-U.S. developed market government bonds), credit quality allocation, and security selection. Duration and curve positioning also contributed.

The main detractor from performance were allocations to non-agency collateralized mortgage obligations.

Total return based on a $10,000 investment

	Institutional Class	Bloomberg U.S. Aggregate Bond Index
8/31/2014	$10,000	$10,000
9/30/2014	$9,920	$9,932
10/31/2014	$10,034	$10,030
11/30/2014	$10,107	$10,101
12/31/2014	$10,099	$10,110
1/31/2015	$10,338	$10,322
2/28/2015	$10,255	$10,225
3/31/2015	$10,296	$10,273
4/30/2015	$10,272	$10,236
5/31/2015	$10,236	$10,211
6/30/2015	$10,109	$10,100
7/31/2015	$10,195	$10,170
8/31/2015	$10,137	$10,156
9/30/2015	$10,161	$10,224
10/31/2015	$10,234	$10,226
11/30/2015	$10,189	$10,199
12/31/2015	$10,128	$10,166
1/31/2016	$10,190	$10,306
2/29/2016	$10,245	$10,379
3/31/2016	$10,465	$10,474
4/30/2016	$10,588	$10,514
5/31/2016	$10,582	$10,517
6/30/2016	$10,764	$10,706
7/31/2016	$10,915	$10,774
8/31/2016	$10,953	$10,761
9/30/2016	$10,964	$10,755
10/31/2016	$10,908	$10,673
11/30/2016	$10,653	$10,420
12/31/2016	$10,732	$10,435
1/31/2017	$10,801	$10,456
2/28/2017	$10,899	$10,526
3/31/2017	$10,910	$10,520
4/30/2017	$11,011	$10,601
5/31/2017	$11,114	$10,683
6/30/2017	$11,146	$10,672
7/31/2017	$11,205	$10,718
8/31/2017	$11,293	$10,814
9/30/2017	$11,263	$10,763
10/31/2017	$11,285	$10,769
11/30/2017	$11,287	$10,755
12/31/2017	$11,340	$10,805
1/31/2018	$11,262	$10,680
2/28/2018	$11,161	$10,579
3/31/2018	$11,228	$10,647
4/30/2018	$11,150	$10,568
5/31/2018	$11,179	$10,643
6/30/2018	$11,165	$10,630
7/31/2018	$11,212	$10,633
8/31/2018	$11,235	$10,701
9/30/2018	$11,202	$10,632
10/31/2018	$11,104	$10,548
11/30/2018	$11,150	$10,611
12/31/2018	$11,318	$10,806
1/31/2019	$11,505	$10,921
2/28/2019	$11,511	$10,914
3/31/2019	$11,719	$11,124
4/30/2019	$11,739	$11,127
5/31/2019	$11,911	$11,324
6/30/2019	$12,068	$11,466
7/31/2019	$12,115	$11,492
8/31/2019	$12,378	$11,789
9/30/2019	$12,318	$11,727
10/31/2019	$12,353	$11,762
11/30/2019	$12,361	$11,756
12/31/2019	$12,388	$11,748
1/31/2020	$12,619	$11,974
2/29/2020	$12,759	$12,189
3/31/2020	$12,317	$12,118
4/30/2020	$12,697	$12,333
5/31/2020	$12,968	$12,391
6/30/2020	$13,162	$12,469
7/31/2020	$13,500	$12,655
8/31/2020	$13,499	$12,553
9/30/2020	$13,459	$12,546
10/31/2020	$13,413	$12,490
11/30/2020	$13,724	$12,612
12/31/2020	$13,829	$12,630
1/31/2021	$13,765	$12,539
2/28/2021	$13,625	$12,358
3/31/2021	$13,504	$12,204
4/30/2021	$13,639	$12,300
5/31/2021	$13,693	$12,340
6/30/2021	$13,827	$12,427
7/31/2021	$13,944	$12,566
8/31/2021	$13,936	$12,542
9/30/2021	$13,828	$12,433
10/31/2021	$13,835	$12,430
11/30/2021	$13,863	$12,467
12/31/2021	$13,854	$12,435
1/31/2022	$13,591	$12,167
2/28/2022	$13,401	$12,031
3/31/2022	$13,082	$11,697
4/30/2022	$12,560	$11,253
5/31/2022	$12,567	$11,326
6/30/2022	$12,261	$11,148
7/31/2022	$12,563	$11,420
8/31/2022	$12,275	$11,098
9/30/2022	$11,748	$10,618
10/31/2022	$11,571	$10,481
11/30/2022	$12,000	$10,866
12/31/2022	$11,957	$10,817
1/31/2023	$12,405	$11,150
2/28/2023	$12,105	$10,862
3/31/2023	$12,366	$11,138
4/30/2023	$12,437	$11,205
5/31/2023	$12,314	$11,083
6/30/2023	$12,280	$11,044
7/31/2023	$12,306	$11,036
8/31/2023	$12,235	$10,965
9/30/2023	$11,919	$10,687
10/31/2023	$11,716	$10,518
11/30/2023	$12,277	$10,994
12/31/2023	$12,770	$11,415
1/31/2024	$12,778	$11,384
2/29/2024	$12,609	$11,223
3/31/2024	$12,731	$11,327
4/30/2024	$12,422	$11,041
5/31/2024	$12,653	$11,228
6/30/2024	$12,763	$11,334
7/31/2024	$13,060	$11,599
8/31/2024	$13,273	$11,765

Core Plus Bond Fund

Annual Shareholder Report | August 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Institutional Class	8.38	1.41	2.87
Bloomberg U.S. Aggregate Bond Index (Strategy and Regulatory)	7.30	(0.04)	1.64

KEY FUND STATISTICS

Total net assets	$7,331,380,084
# of portfolio holdings	792
Portfolio turnover rate	168%
Total advisory fees paid	$14,278,115

What did the Fund invest in?

(Based on long-term investments)

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Agency securities	30.1
Corporate bonds and notes	21.8
U.S. Treasury securities	13.5
Asset-backed securities	11.0
Yankee corporate bonds and notes	7.3
Non-agency mortgage-backed securities	5.8
Foreign corporate bonds and notes	4.1
Foreign government bonds	3.9
Yankee government bonds	1.8
Investment companies	0.3
Loans	0.3
Municipal obligations	0.1

TOP TEN HOLDINGS (% OF NET ASSETS)

GNMA, 6.00%, 9/15/2054	2.5
U.S. Treasury Notes, 3.88%, 8/15/2034	2.0
U.S. Treasury Notes, 4.00%, 7/31/2029	1.7
U.S. Treasury Bonds, 4.63%, 5/15/2054	1.6
U.S. Treasury Bonds, 4.63%, 5/15/2044	1.5
FHLMC, 2.50%, 6/1/2051	1.3
French Republic, 2.75%, 2/25/2029	1.0
FHLMC, 5.50%, 3/1/2053	1.0
GNMA, 5.50%, 9/15/2054	1.0
U.S. Treasury Bonds, 4.25%, 2/15/2054	0.8

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3165 08-24

Annual Shareholder Report

Core Plus Bond Fund

August 31, 2024

Class R6

STYJX

This annual shareholder report contains important information about Core Plus Bond Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$31	0.30%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Although they were volatile throughout the period, yields fell as expectations for a shift in U.S. monetary policy evolved. Investors began the period pricing in additional rate hikes by the U.S. Federal Reserve and ended it expecting the first rate cut. Credit spreads narrowed and remained subdued for much of the period, near the tightest levels in years for many credit sectors.

Portfolio duration extended early in the period and moved neutral to the benchmark in early 2024. The portfolio was positioned higher in quality, and credit exposure was reduced as valuations became more extreme. The portfolio was positioned to benefit from a diversified set of securitized exposures. We reduced non-benchmark exposure.

The top contributors to performance were sector allocation (including exposures beyond the benchmark in U.S. and non-U.S. plus sectors, including high yield bonds and emerging market debt, and non-U.S. developed market government bonds), credit quality allocation, and security selection. Duration and curve positioning also contributed.

The main detractor from performance were allocations to non-agency collateralized mortgage obligations.

Total return based on a $10,000 investment

	Class R6	Bloomberg U.S. Aggregate Bond Index
8/31/2014	$10,000	$10,000
9/30/2014	$9,920	$9,932
10/31/2014	$10,034	$10,030
11/30/2014	$10,107	$10,101
12/31/2014	$10,099	$10,110
1/31/2015	$10,338	$10,322
2/28/2015	$10,255	$10,225
3/31/2015	$10,296	$10,273
4/30/2015	$10,272	$10,236
5/31/2015	$10,236	$10,211
6/30/2015	$10,109	$10,100
7/31/2015	$10,195	$10,170
8/31/2015	$10,137	$10,156
9/30/2015	$10,161	$10,224
10/31/2015	$10,234	$10,226
11/30/2015	$10,189	$10,199
12/31/2015	$10,128	$10,166
1/31/2016	$10,190	$10,306
2/29/2016	$10,245	$10,379
3/31/2016	$10,465	$10,474
4/30/2016	$10,588	$10,514
5/31/2016	$10,582	$10,517
6/30/2016	$10,764	$10,706
7/31/2016	$10,915	$10,774
8/31/2016	$10,953	$10,761
9/30/2016	$10,964	$10,755
10/31/2016	$10,908	$10,673
11/30/2016	$10,653	$10,420
12/31/2016	$10,733	$10,435
1/31/2017	$10,802	$10,456
2/28/2017	$10,901	$10,526
3/31/2017	$10,920	$10,520
4/30/2017	$11,020	$10,601
5/31/2017	$11,123	$10,683
6/30/2017	$11,148	$10,672
7/31/2017	$11,215	$10,718
8/31/2017	$11,305	$10,814
9/30/2017	$11,274	$10,763
10/31/2017	$11,297	$10,769
11/30/2017	$11,291	$10,755
12/31/2017	$11,353	$10,805
1/31/2018	$11,276	$10,680
2/28/2018	$11,166	$10,579
3/31/2018	$11,243	$10,647
4/30/2018	$11,156	$10,568
5/31/2018	$11,194	$10,643
6/30/2018	$11,181	$10,630
7/31/2018	$11,229	$10,633
8/31/2018	$11,252	$10,701
9/30/2018	$11,210	$10,632
10/31/2018	$11,122	$10,548
11/30/2018	$11,159	$10,611
12/31/2018	$11,338	$10,806
1/31/2019	$11,515	$10,921
2/28/2019	$11,531	$10,914
3/31/2019	$11,731	$11,124
4/30/2019	$11,760	$11,127
5/31/2019	$11,923	$11,324
6/30/2019	$12,091	$11,466
7/31/2019	$12,129	$11,492
8/31/2019	$12,393	$11,789
9/30/2019	$12,333	$11,727
10/31/2019	$12,369	$11,762
11/30/2019	$12,377	$11,756
12/31/2019	$12,415	$11,748
1/31/2020	$12,646	$11,974
2/29/2020	$12,777	$12,189
3/31/2020	$12,335	$12,118
4/30/2020	$12,716	$12,333
5/31/2020	$12,998	$12,391
6/30/2020	$13,183	$12,469
7/31/2020	$13,532	$12,655
8/31/2020	$13,521	$12,553
9/30/2020	$13,492	$12,546
10/31/2020	$13,437	$12,490
11/30/2020	$13,749	$12,612
12/31/2020	$13,864	$12,630
1/31/2021	$13,801	$12,539
2/28/2021	$13,661	$12,358
3/31/2021	$13,530	$12,204
4/30/2021	$13,676	$12,300
5/31/2021	$13,721	$12,340
6/30/2021	$13,866	$12,427
7/31/2021	$13,983	$12,566
8/31/2021	$13,976	$12,542
9/30/2021	$13,859	$12,433
10/31/2021	$13,876	$12,430
11/30/2021	$13,905	$12,467
12/31/2021	$13,896	$12,435
1/31/2022	$13,623	$12,167
2/28/2022	$13,443	$12,031
3/31/2022	$13,114	$11,697
4/30/2022	$12,602	$11,253
5/31/2022	$12,609	$11,326
6/30/2022	$12,302	$11,148
7/31/2022	$12,595	$11,420
8/31/2022	$12,307	$11,098
9/30/2022	$11,779	$10,618
10/31/2022	$11,613	$10,481
11/30/2022	$12,044	$10,866
12/31/2022	$11,991	$10,817
1/31/2023	$12,450	$11,150
2/28/2023	$12,150	$10,862
3/31/2023	$12,402	$11,138
4/30/2023	$12,485	$11,205
5/31/2023	$12,361	$11,083
6/30/2023	$12,328	$11,044
7/31/2023	$12,354	$11,036
8/31/2023	$12,273	$10,965
9/30/2023	$11,968	$10,687
10/31/2023	$11,764	$10,518
11/30/2023	$12,327	$10,994
12/31/2023	$12,823	$11,415
1/31/2024	$12,820	$11,384
2/29/2024	$12,651	$11,223
3/31/2024	$12,785	$11,327
4/30/2024	$12,475	$11,041
5/31/2024	$12,697	$11,228
6/30/2024	$12,819	$11,334
7/31/2024	$13,106	$11,599
8/31/2024	$13,320	$11,765

Core Plus Bond Fund

Annual Shareholder Report | August 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class R6Footnote Reference*	8.53	1.45	2.91
Bloomberg U.S. Aggregate Bond Index (Strategy and Regulatory)	7.30	(0.04)	1.64

KEY FUND STATISTICS

Total net assets	$7,331,380,084
# of portfolio holdings	792
Portfolio turnover rate	168%
Total advisory fees paid	$14,278,115
Footnote	Description
Footnote*	Historical performance shown for the Class R6 shares prior to their inception on October 31, 2016 reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

What did the Fund invest in?

(Based on long-term investments)

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Agency securities	30.1
Corporate bonds and notes	21.8
U.S. Treasury securities	13.5
Asset-backed securities	11.0
Yankee corporate bonds and notes	7.3
Non-agency mortgage-backed securities	5.8
Foreign corporate bonds and notes	4.1
Foreign government bonds	3.9
Yankee government bonds	1.8
Investment companies	0.3
Loans	0.3
Municipal obligations	0.1

TOP TEN HOLDINGS (% OF NET ASSETS)

GNMA, 6.00%, 9/15/2054	2.5
U.S. Treasury Notes, 3.88%, 8/15/2034	2.0
U.S. Treasury Notes, 4.00%, 7/31/2029	1.7
U.S. Treasury Bonds, 4.63%, 5/15/2054	1.6
U.S. Treasury Bonds, 4.63%, 5/15/2044	1.5
FHLMC, 2.50%, 6/1/2051	1.3
French Republic, 2.75%, 2/25/2029	1.0
FHLMC, 5.50%, 3/1/2053	1.0
GNMA, 5.50%, 9/15/2054	1.0
U.S. Treasury Bonds, 4.25%, 2/15/2054	0.8

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4689 08-24

Annual Shareholder Report

Core Plus Bond Fund

August 31, 2024

Class C

WFIPX

This annual shareholder report contains important information about Core Plus Bond Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$147	1.42%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Although they were volatile throughout the period, yields fell as expectations for a shift in U.S. monetary policy evolved. Investors began the period pricing in additional rate hikes by the U.S. Federal Reserve and ended it expecting the first rate cut. Credit spreads narrowed and remained subdued for much of the period, near the tightest levels in years for many credit sectors.

Portfolio duration extended early in the period and moved neutral to the benchmark in early 2024. The portfolio was positioned higher in quality, and credit exposure was reduced as valuations became more extreme. The portfolio was positioned to benefit from a diversified set of securitized exposures. We reduced non-benchmark exposure.

The top contributors to performance were sector allocation (including exposures beyond the benchmark in U.S. and non-U.S. plus sectors, including high yield bonds and emerging market debt, and non-U.S. developed market government bonds), credit quality allocation, and security selection. Duration and curve positioning also contributed.

The main detractor from performance were allocations to non-agency collateralized mortgage obligations.

Total return based on a $10,000 investment

	Class C with Load	Bloomberg U.S. Aggregate Bond Index
8/31/2014	$10,000	$10,000
9/30/2014	$9,912	$9,932
10/31/2014	$10,018	$10,030
11/30/2014	$10,074	$10,101
12/31/2014	$10,066	$10,110
1/31/2015	$10,286	$10,322
2/28/2015	$10,204	$10,225
3/31/2015	$10,228	$10,273
4/30/2015	$10,195	$10,236
5/31/2015	$10,151	$10,211
6/30/2015	$10,017	$10,100
7/31/2015	$10,093	$10,170
8/31/2015	$10,035	$10,156
9/30/2015	$10,051	$10,224
10/31/2015	$10,106	$10,226
11/30/2015	$10,062	$10,199
12/31/2015	$9,988	$10,166
1/31/2016	$10,047	$10,306
2/29/2016	$10,092	$10,379
3/31/2016	$10,293	$10,474
4/30/2016	$10,405	$10,514
5/31/2016	$10,390	$10,517
6/30/2016	$10,568	$10,706
7/31/2016	$10,700	$10,774
8/31/2016	$10,736	$10,761
9/30/2016	$10,729	$10,755
10/31/2016	$10,665	$10,673
11/30/2016	$10,406	$10,420
12/31/2016	$10,477	$10,435
1/31/2017	$10,539	$10,456
2/28/2017	$10,626	$10,526
3/31/2017	$10,628	$10,520
4/30/2017	$10,716	$10,601
5/31/2017	$10,806	$10,683
6/30/2017	$10,819	$10,672
7/31/2017	$10,870	$10,718
8/31/2017	$10,943	$10,814
9/30/2017	$10,912	$10,763
10/31/2017	$10,917	$10,769
11/30/2017	$10,908	$10,755
12/31/2017	$10,954	$10,805
1/31/2018	$10,874	$10,680
2/28/2018	$10,758	$10,579
3/31/2018	$10,814	$10,647
4/30/2018	$10,729	$10,568
5/31/2018	$10,747	$10,643
6/30/2018	$10,723	$10,630
7/31/2018	$10,768	$10,633
8/31/2018	$10,779	$10,701
9/30/2018	$10,729	$10,632
10/31/2018	$10,634	$10,548
11/30/2018	$10,659	$10,611
12/31/2018	$10,815	$10,806
1/31/2019	$10,980	$10,921
2/28/2019	$10,984	$10,914
3/31/2019	$11,163	$11,124
4/30/2019	$11,181	$11,127
5/31/2019	$11,326	$11,324
6/30/2019	$11,475	$11,466
7/31/2019	$11,500	$11,492
8/31/2019	$11,739	$11,789
9/30/2019	$11,672	$11,727
10/31/2019	$11,695	$11,762
11/30/2019	$11,693	$11,756
12/31/2019	$11,711	$11,748
1/31/2020	$11,915	$11,974
2/29/2020	$12,038	$12,189
3/31/2020	$11,610	$12,118
4/30/2020	$11,959	$12,333
5/31/2020	$12,205	$12,391
6/30/2020	$12,366	$12,469
7/31/2020	$12,682	$12,655
8/31/2020	$12,661	$12,553
9/30/2020	$12,623	$12,546
10/31/2020	$12,559	$12,490
11/30/2020	$12,840	$12,612
12/31/2020	$12,927	$12,630
1/31/2021	$12,865	$12,539
2/28/2021	$12,723	$12,358
3/31/2021	$12,589	$12,204
4/30/2021	$12,712	$12,300
5/31/2021	$12,743	$12,340
6/30/2021	$12,857	$12,427
7/31/2021	$12,963	$12,566
8/31/2021	$12,945	$12,542
9/30/2021	$12,824	$12,433
10/31/2021	$12,827	$12,430
11/30/2021	$12,833	$12,467
12/31/2021	$12,815	$12,435
1/31/2022	$12,557	$12,167
2/28/2022	$12,380	$12,031
3/31/2022	$12,064	$11,697
4/30/2022	$11,582	$11,253
5/31/2022	$11,577	$11,326
6/30/2022	$11,284	$11,148
7/31/2022	$11,547	$11,420
8/31/2022	$11,275	$11,098
9/30/2022	$10,789	$10,618
10/31/2022	$10,623	$10,481
11/30/2022	$11,014	$10,866
12/31/2022	$10,970	$10,817
1/31/2023	$11,379	$11,150
2/28/2023	$11,101	$10,862
3/31/2023	$11,327	$11,138
4/30/2023	$11,400	$11,205
5/31/2023	$11,284	$11,083
6/30/2023	$11,250	$11,044
7/31/2023	$11,270	$11,036
8/31/2023	$11,202	$10,965
9/30/2023	$10,910	$10,687
10/31/2023	$10,720	$10,518
11/30/2023	$11,231	$10,994
12/31/2023	$11,678	$11,415
1/31/2024	$11,674	$11,384
2/29/2024	$11,517	$11,223
3/31/2024	$11,635	$11,327
4/30/2024	$11,349	$11,041
5/31/2024	$11,547	$11,228
6/30/2024	$11,655	$11,334
7/31/2024	$11,913	$11,599
8/31/2024	$12,104	$11,765

Core Plus Bond Fund

Annual Shareholder Report | August 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class C	7.25	0.32	1.93
Class C with Load	6.25	0.32	1.93
Bloomberg U.S. Aggregate Bond Index (Strategy and Regulatory)	7.30	(0.04)	1.64

KEY FUND STATISTICS

Total net assets	$7,331,380,084
# of portfolio holdings	792
Portfolio turnover rate	168%
Total advisory fees paid	$14,278,115

What did the Fund invest in?

(Based on long-term investments)

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Agency securities	30.1
Corporate bonds and notes	21.8
U.S. Treasury securities	13.5
Asset-backed securities	11.0
Yankee corporate bonds and notes	7.3
Non-agency mortgage-backed securities	5.8
Foreign corporate bonds and notes	4.1
Foreign government bonds	3.9
Yankee government bonds	1.8
Investment companies	0.3
Loans	0.3
Municipal obligations	0.1

TOP TEN HOLDINGS (% OF NET ASSETS)

GNMA, 6.00%, 9/15/2054	2.5
U.S. Treasury Notes, 3.88%, 8/15/2034	2.0
U.S. Treasury Notes, 4.00%, 7/31/2029	1.7
U.S. Treasury Bonds, 4.63%, 5/15/2054	1.6
U.S. Treasury Bonds, 4.63%, 5/15/2044	1.5
FHLMC, 2.50%, 6/1/2051	1.3
French Republic, 2.75%, 2/25/2029	1.0
FHLMC, 5.50%, 3/1/2053	1.0
GNMA, 5.50%, 9/15/2054	1.0
U.S. Treasury Bonds, 4.25%, 2/15/2054	0.8

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0559 08-24

Annual Shareholder Report

Core Plus Bond Fund

August 31, 2024

Class A

STYAX

This annual shareholder report contains important information about Core Plus Bond Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$70	0.67%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Although they were volatile throughout the period, yields fell as expectations for a shift in U.S. monetary policy evolved. Investors began the period pricing in additional rate hikes by the U.S. Federal Reserve and ended it expecting the first rate cut. Credit spreads narrowed and remained subdued for much of the period, near the tightest levels in years for many credit sectors.

Portfolio duration extended early in the period and moved neutral to the benchmark in early 2024. The portfolio was positioned higher in quality, and credit exposure was reduced as valuations became more extreme. The portfolio was positioned to benefit from a diversified set of securitized exposures. We reduced non-benchmark exposure.

The top contributors to performance were sector allocation (including exposures beyond the benchmark in U.S. and non-U.S. plus sectors, including high yield bonds and emerging market debt, and non-U.S. developed market government bonds), credit quality allocation, and security selection. Duration and curve positioning also contributed.

The main detractor from performance were allocations to non-agency collateralized mortgage obligations.

Total return based on a $10,000 investment

	Class A with Load	Bloomberg U.S. Aggregate Bond Index
8/31/2014	$9,548	$10,000
9/30/2014	$9,461	$9,932
10/31/2014	$9,569	$10,030
11/30/2014	$9,628	$10,101
12/31/2014	$9,627	$10,110
1/31/2015	$9,852	$10,322
2/28/2015	$9,771	$10,225
3/31/2015	$9,809	$10,273
4/30/2015	$9,783	$10,236
5/31/2015	$9,747	$10,211
6/30/2015	$9,624	$10,100
7/31/2015	$9,704	$10,170
8/31/2015	$9,647	$10,156
9/30/2015	$9,667	$10,224
10/31/2015	$9,735	$10,226
11/30/2015	$9,690	$10,199
12/31/2015	$9,622	$10,166
1/31/2016	$9,686	$10,306
2/29/2016	$9,736	$10,379
3/31/2016	$9,944	$10,474
4/30/2016	$10,050	$10,514
5/31/2016	$10,051	$10,517
6/30/2016	$10,221	$10,706
7/31/2016	$10,355	$10,774
8/31/2016	$10,397	$10,761
9/30/2016	$10,405	$10,755
10/31/2016	$10,349	$10,673
11/30/2016	$10,096	$10,420
12/31/2016	$10,176	$10,435
1/31/2017	$10,239	$10,456
2/28/2017	$10,330	$10,526
3/31/2017	$10,338	$10,520
4/30/2017	$10,430	$10,601
5/31/2017	$10,524	$10,683
6/30/2017	$10,552	$10,672
7/31/2017	$10,605	$10,718
8/31/2017	$10,686	$10,814
9/30/2017	$10,655	$10,763
10/31/2017	$10,673	$10,769
11/30/2017	$10,672	$10,755
12/31/2017	$10,718	$10,805
1/31/2018	$10,643	$10,680
2/28/2018	$10,536	$10,579
3/31/2018	$10,605	$10,647
4/30/2018	$10,520	$10,568
5/31/2018	$10,553	$10,643
6/30/2018	$10,537	$10,630
7/31/2018	$10,578	$10,633
8/31/2018	$10,597	$10,701
9/30/2018	$10,563	$10,632
10/31/2018	$10,467	$10,548
11/30/2018	$10,507	$10,611
12/31/2018	$10,662	$10,806
1/31/2019	$10,836	$10,921
2/28/2019	$10,840	$10,914
3/31/2019	$11,024	$11,124
4/30/2019	$11,049	$11,127
5/31/2019	$11,207	$11,324
6/30/2019	$11,353	$11,466
7/31/2019	$11,384	$11,492
8/31/2019	$11,629	$11,789
9/30/2019	$11,569	$11,727
10/31/2019	$11,599	$11,762
11/30/2019	$11,603	$11,756
12/31/2019	$11,634	$11,748
1/31/2020	$11,849	$11,974
2/29/2020	$11,969	$12,189
3/31/2020	$11,550	$12,118
4/30/2020	$11,904	$12,333
5/31/2020	$12,164	$12,391
6/30/2020	$12,334	$12,469
7/31/2020	$12,657	$12,655
8/31/2020	$12,643	$12,553
9/30/2020	$12,612	$12,546
10/31/2020	$12,556	$12,490
11/30/2020	$12,844	$12,612
12/31/2020	$12,949	$12,630
1/31/2021	$12,885	$12,539
2/28/2021	$12,751	$12,358
3/31/2021	$12,624	$12,204
4/30/2021	$12,756	$12,300
5/31/2021	$12,795	$12,340
6/30/2021	$12,927	$12,427
7/31/2021	$13,032	$12,566
8/31/2021	$13,022	$12,542
9/30/2021	$12,908	$12,433
10/31/2021	$12,920	$12,430
11/30/2021	$12,943	$12,467
12/31/2021	$12,928	$12,435
1/31/2022	$12,672	$12,167
2/28/2022	$12,501	$12,031
3/31/2022	$12,200	$11,697
4/30/2022	$11,710	$11,253
5/31/2022	$11,713	$11,326
6/30/2022	$11,424	$11,148
7/31/2022	$11,702	$11,420
8/31/2022	$11,431	$11,098
9/30/2022	$10,937	$10,618
10/31/2022	$10,770	$10,481
11/30/2022	$11,166	$10,866
12/31/2022	$11,121	$10,817
1/31/2023	$11,536	$11,150
2/28/2023	$11,254	$10,862
3/31/2023	$11,484	$11,138
4/30/2023	$11,557	$11,205
5/31/2023	$11,439	$11,083
6/30/2023	$11,405	$11,044
7/31/2023	$11,426	$11,036
8/31/2023	$11,357	$10,965
9/30/2023	$11,060	$10,687
10/31/2023	$10,868	$10,518
11/30/2023	$11,386	$10,994
12/31/2023	$11,839	$11,415
1/31/2024	$11,835	$11,384
2/29/2024	$11,675	$11,223
3/31/2024	$11,796	$11,327
4/30/2024	$11,506	$11,041
5/31/2024	$11,706	$11,228
6/30/2024	$11,816	$11,334
7/31/2024	$12,077	$11,599
8/31/2024	$12,271	$11,765

Core Plus Bond Fund

Annual Shareholder Report | August 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class A	8.05	1.08	2.54
Class A with Load	3.20	0.15	2.07
Bloomberg U.S. Aggregate Bond Index (Strategy and Regulatory)	7.30	(0.04)	1.64

KEY FUND STATISTICS

Total net assets	$7,331,380,084
# of portfolio holdings	792
Portfolio turnover rate	168%
Total advisory fees paid	$14,278,115

What did the Fund invest in?

(Based on long-term investments)

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Agency securities	30.1
Corporate bonds and notes	21.8
U.S. Treasury securities	13.5
Asset-backed securities	11.0
Yankee corporate bonds and notes	7.3
Non-agency mortgage-backed securities	5.8
Foreign corporate bonds and notes	4.1
Foreign government bonds	3.9
Yankee government bonds	1.8
Investment companies	0.3
Loans	0.3
Municipal obligations	0.1

TOP TEN HOLDINGS (% OF NET ASSETS)

GNMA, 6.00%, 9/15/2054	2.5
U.S. Treasury Notes, 3.88%, 8/15/2034	2.0
U.S. Treasury Notes, 4.00%, 7/31/2029	1.7
U.S. Treasury Bonds, 4.63%, 5/15/2054	1.6
U.S. Treasury Bonds, 4.63%, 5/15/2044	1.5
FHLMC, 2.50%, 6/1/2051	1.3
French Republic, 2.75%, 2/25/2029	1.0
FHLMC, 5.50%, 3/1/2053	1.0
GNMA, 5.50%, 9/15/2054	1.0
U.S. Treasury Bonds, 4.25%, 2/15/2054	0.8

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0059 08-24

Annual Shareholder Report

Core Plus Bond Fund

August 31, 2024

Administrator Class

WIPDX

This annual shareholder report contains important information about Core Plus Bond Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$62	0.60%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Although they were volatile throughout the period, yields fell as expectations for a shift in U.S. monetary policy evolved. Investors began the period pricing in additional rate hikes by the U.S. Federal Reserve and ended it expecting the first rate cut. Credit spreads narrowed and remained subdued for much of the period, near the tightest levels in years for many credit sectors.

Portfolio duration extended early in the period and moved neutral to the benchmark in early 2024. The portfolio was positioned higher in quality, and credit exposure was reduced as valuations became more extreme. The portfolio was positioned to benefit from a diversified set of securitized exposures. We reduced non-benchmark exposure.

The top contributors to performance were sector allocation (including exposures beyond the benchmark in U.S. and non-U.S. plus sectors, including high yield bonds and emerging market debt, and non-U.S. developed market government bonds), credit quality allocation, and security selection. Duration and curve positioning also contributed.

The main detractor from performance were allocations to non-agency collateralized mortgage obligations.

Total return based on a $10,000 investment

	Administrator Class	Bloomberg U.S. Aggregate Bond Index
8/31/2014	$10,000	$10,000
9/30/2014	$9,910	$9,932
10/31/2014	$10,024	$10,030
11/30/2014	$10,095	$10,101
12/31/2014	$10,087	$10,110
1/31/2015	$10,324	$10,322
2/28/2015	$10,240	$10,225
3/31/2015	$10,280	$10,273
4/30/2015	$10,255	$10,236
5/31/2015	$10,218	$10,211
6/30/2015	$10,089	$10,100
7/31/2015	$10,174	$10,170
8/31/2015	$10,115	$10,156
9/30/2015	$10,137	$10,224
10/31/2015	$10,209	$10,226
11/30/2015	$10,163	$10,199
12/31/2015	$10,101	$10,166
1/31/2016	$10,161	$10,306
2/29/2016	$10,215	$10,379
3/31/2016	$10,434	$10,474
4/30/2016	$10,547	$10,514
5/31/2016	$10,548	$10,517
6/30/2016	$10,729	$10,706
7/31/2016	$10,870	$10,774
8/31/2016	$10,915	$10,761
9/30/2016	$10,925	$10,755
10/31/2016	$10,867	$10,673
11/30/2016	$10,611	$10,420
12/31/2016	$10,686	$10,435
1/31/2017	$10,754	$10,456
2/28/2017	$10,850	$10,526
3/31/2017	$10,860	$10,520
4/30/2017	$10,958	$10,601
5/31/2017	$11,058	$10,683
6/30/2017	$11,089	$10,672
7/31/2017	$11,145	$10,718
8/31/2017	$11,232	$10,814
9/30/2017	$11,199	$10,763
10/31/2017	$11,219	$10,769
11/30/2017	$11,219	$10,755
12/31/2017	$11,269	$10,805
1/31/2018	$11,190	$10,680
2/28/2018	$11,078	$10,579
3/31/2018	$11,153	$10,647
4/30/2018	$11,064	$10,568
5/31/2018	$11,099	$10,643
6/30/2018	$11,083	$10,630
7/31/2018	$11,128	$10,633
8/31/2018	$11,149	$10,701
9/30/2018	$11,114	$10,632
10/31/2018	$11,014	$10,548
11/30/2018	$11,057	$10,611
12/31/2018	$11,222	$10,806
1/31/2019	$11,406	$10,921
2/28/2019	$11,411	$10,914
3/31/2019	$11,606	$11,124
4/30/2019	$11,633	$11,127
5/31/2019	$11,792	$11,324
6/30/2019	$11,956	$11,466
7/31/2019	$11,991	$11,492
8/31/2019	$12,250	$11,789
9/30/2019	$12,188	$11,727
10/31/2019	$12,221	$11,762
11/30/2019	$12,226	$11,756
12/31/2019	$12,259	$11,748
1/31/2020	$12,478	$11,974
2/29/2020	$12,614	$12,189
3/31/2020	$12,174	$12,118
4/30/2020	$12,549	$12,333
5/31/2020	$12,815	$12,391
6/30/2020	$13,005	$12,469
7/31/2020	$13,337	$12,655
8/31/2020	$13,333	$12,553
9/30/2020	$13,292	$12,546
10/31/2020	$13,244	$12,490
11/30/2020	$13,550	$12,612
12/31/2020	$13,652	$12,630
1/31/2021	$13,586	$12,539
2/28/2021	$13,445	$12,358
3/31/2021	$13,322	$12,204
4/30/2021	$13,453	$12,300
5/31/2021	$13,506	$12,340
6/30/2021	$13,636	$12,427
7/31/2021	$13,749	$12,566
8/31/2021	$13,739	$12,542
9/30/2021	$13,630	$12,433
10/31/2021	$13,634	$12,430
11/30/2021	$13,659	$12,467
12/31/2021	$13,645	$12,435
1/31/2022	$13,385	$12,167
2/28/2022	$13,195	$12,031
3/31/2022	$12,877	$11,697
4/30/2022	$12,369	$11,253
5/31/2022	$12,373	$11,326
6/30/2022	$12,068	$11,148
7/31/2022	$12,353	$11,420
8/31/2022	$12,066	$11,098
9/30/2022	$11,545	$10,618
10/31/2022	$11,378	$10,481
11/30/2022	$11,798	$10,866
12/31/2022	$11,741	$10,817
1/31/2023	$12,192	$11,150
2/28/2023	$11,893	$10,862
3/31/2023	$12,137	$11,138
4/30/2023	$12,216	$11,205
5/31/2023	$12,092	$11,083
6/30/2023	$12,055	$11,044
7/31/2023	$12,078	$11,036
8/31/2023	$12,006	$10,965
9/30/2023	$11,692	$10,687
10/31/2023	$11,489	$10,518
11/30/2023	$12,036	$10,994
12/31/2023	$12,517	$11,415
1/31/2024	$12,513	$11,384
2/29/2024	$12,355	$11,223
3/31/2024	$12,472	$11,327
4/30/2024	$12,165	$11,041
5/31/2024	$12,389	$11,228
6/30/2024	$12,495	$11,334
7/31/2024	$12,781	$11,599
8/31/2024	$12,975	$11,765

Core Plus Bond Fund

Annual Shareholder Report | August 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Administrator Class	8.08	1.16	2.64
Bloomberg U.S. Aggregate Bond Index (Strategy and Regulatory)	7.30	(0.04)	1.64

KEY FUND STATISTICS

Total net assets	$7,331,380,084
# of portfolio holdings	792
Portfolio turnover rate	168%
Total advisory fees paid	$14,278,115

What did the Fund invest in?

(Based on long-term investments)

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Agency securities	30.1
Corporate bonds and notes	21.8
U.S. Treasury securities	13.5
Asset-backed securities	11.0
Yankee corporate bonds and notes	7.3
Non-agency mortgage-backed securities	5.8
Foreign corporate bonds and notes	4.1
Foreign government bonds	3.9
Yankee government bonds	1.8
Investment companies	0.3
Loans	0.3
Municipal obligations	0.1

TOP TEN HOLDINGS (% OF NET ASSETS)

GNMA, 6.00%, 9/15/2054	2.5
U.S. Treasury Notes, 3.88%, 8/15/2034	2.0
U.S. Treasury Notes, 4.00%, 7/31/2029	1.7
U.S. Treasury Bonds, 4.63%, 5/15/2054	1.6
U.S. Treasury Bonds, 4.63%, 5/15/2044	1.5
FHLMC, 2.50%, 6/1/2051	1.3
French Republic, 2.75%, 2/25/2029	1.0
FHLMC, 5.50%, 3/1/2053	1.0
GNMA, 5.50%, 9/15/2054	1.0
U.S. Treasury Bonds, 4.25%, 2/15/2054	0.8

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3767 08-24

Annual Shareholder Report

Managed Account CoreBuilder Shares - Series CP

August 31, 2024

WFCPX

This annual shareholder report contains important information about Managed Account CoreBuilder Shares - Series CP for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-888-877-9275.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Managed Account CoreBuilder Shares - Series CP	$0	0.00%

The manager has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund. This commitment has an indefinite term. Without this commitment, the costs shown above would have been higher. See the prospectus for expenses excluded from this commitment.

How did the Fund perform last year and what affected its performance?

Although they were volatile throughout the 12-month period, yields fell as expectations for a shift in U.S. monetary policy evolved. Investors began the period pricing in additional rate hikes and ended it expecting a first rate cut. Credit spreads narrowed and remained subdued, near the tightest levels in years for many credit sectors.

The no-fee Managed Account CoreBuilder Shares - Series CP mutual fund is used in combination with individual bonds to create the Core Plus SMA strategy. The individual bonds held as part of the SMA strategy include U.S.-based investment-grade corporates, Treasuries, and agency mortgages. The Fund has diverse material out-of-benchmark allocations, including U.S. and non-U.S.-dollar exposure.

The top contributions to benchmark-relative performance were from sector allocation (including exposures beyond the benchmark in plus sectors such as U.S. and non-U.S. high yield and investment-grade bonds, emerging market and developed market government bonds), credit quality allocation, and security selection.

Duration and curve positioning detracted, as did allocations to non-agency collateralized mortgage obligations.

Total return based on a $10,000 investment

	Managed Account CoreBuilder Shares - Series CP	Bloomberg U.S. Aggregate Bond Index
6/2/2021	$10,050	$10,077
7/31/2021	$10,130	$10,190
8/31/2021	$10,135	$10,171
9/30/2021	$10,070	$10,083
10/31/2021	$10,087	$10,080
11/30/2021	$10,080	$10,110
12/31/2021	$10,110	$10,084
1/31/2022	$9,922	$9,866
2/28/2022	$9,800	$9,756
3/31/2022	$9,616	$9,485
4/30/2022	$9,244	$9,125
5/31/2022	$9,220	$9,184
6/30/2022	$8,958	$9,040
7/31/2022	$9,159	$9,261
8/31/2022	$8,960	$8,999
9/30/2022	$8,601	$8,611
10/31/2022	$8,507	$8,499
11/30/2022	$8,793	$8,812
12/31/2022	$8,774	$8,772
1/31/2023	$9,122	$9,042
2/28/2023	$8,907	$8,808
3/31/2023	$9,107	$9,032
4/30/2023	$9,156	$9,086
5/31/2023	$9,057	$8,987
6/30/2023	$9,036	$8,955
7/31/2023	$9,074	$8,949
8/31/2023	$9,045	$8,892
9/30/2023	$8,828	$8,666
10/31/2023	$8,696	$8,529
11/30/2023	$9,101	$8,916
12/31/2023	$9,476	$9,257
1/31/2024	$9,495	$9,231
2/29/2024	$9,381	$9,101
3/31/2024	$9,486	$9,185
4/30/2024	$9,297	$8,953
5/31/2024	$9,442	$9,105
6/30/2024	$9,515	$9,191
7/31/2024	$9,713	$9,406
8/31/2024	$9,862	$9,541

Managed Account CoreBuilder Shares - Series CP

Annual Shareholder Report | August 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	Since Inception (June 2, 2021)
Managed Account CoreBuilder Shares - Series CP	8.97	(0.43)
Bloomberg U.S. Aggregate Bond Index (Strategy and Regulatory)	7.30	(1.44)

KEY FUND STATISTICS

Total net assets	$229,411,090
# of portfolio holdings	433
Portfolio turnover rate	291%
Total advisory fees paid	$0

What did the Fund invest in?

(Based on long-term investments)

CREDIT QUALITY (% OF LONG-TERM INVESTMENTS)

AAA/Aaa	13.6
AA/Aa	30.5
A/A	9.2
BBB/Baa	20.2
BB/Ba	9.0
B/B	4.1
CCC/Caa and below	0.4
Not Rated	13.0

EFFECTIVE MATURITY (% OF LONG-TERM  INVESTMENTS)

0-1 year	2.2
1-3 years	17.6
3-5 years	32.0
5-10 years	36.7
10-20 years	2.6
20-30 years	7.5
30+ years	1.4

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4903 08-24

Annual Shareholder Report

Government Securities Fund

August 31, 2024

Institutional Class

SGVIX

This annual shareholder report contains important information about Government Securities Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$50	0.48%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Although they were volatile throughout the period, yields fell as expectations for a shift in U.S. monetary policy evolved. Investors began the period pricing in additional rate hikes by the U.S. Federal Reserve and ended it expecting an initial rate cut. Credit spreads rose early in the period and then narrowed and remained subdued for several quarters, near the tightest levels in years for many credit sectors. Securitized sectors, such as agency mortgage-backed securities (MBS), also saw spreads widen and then narrow to levels below their 3- and 5-year averages. Portfolio duration extended and moved neutral to the benchmark in early 2024. The Fund was positioned to benefit from a diversified set of high-quality securitized exposures.

The top contributors to performance were sector allocation (through an overweight to agency commercial mortgage-backed securities, agency MBS, and government agency debentures), security selection, and curve positioning. Duration had a neutral impact on performance. The main detractor from performance was a small allocation to non-agency collateralized mortgage obligations.

Total return based on a $10,000 investment

	Institutional Class	Bloomberg U.S. Aggregate ex Credit Index	Bloomberg U.S. Government Intermediate Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2014	$10,000	$10,000	$10,000	$10,000
9/30/2014	$9,965	$9,963	$9,966	$9,932
10/31/2014	$10,057	$10,057	$10,036	$10,030
11/30/2014	$10,139	$10,130	$10,087	$10,101
12/31/2014	$10,152	$10,143	$10,060	$10,110
1/31/2015	$10,326	$10,325	$10,221	$10,322
2/28/2015	$10,235	$10,230	$10,133	$10,225
3/31/2015	$10,290	$10,282	$10,186	$10,273
4/30/2015	$10,264	$10,256	$10,177	$10,236
5/31/2015	$10,238	$10,245	$10,182	$10,211
6/30/2015	$10,147	$10,162	$10,143	$10,100
7/31/2015	$10,239	$10,236	$10,183	$10,170
8/31/2015	$10,222	$10,241	$10,189	$10,156
9/30/2015	$10,296	$10,318	$10,265	$10,224
10/31/2015	$10,279	$10,300	$10,232	$10,226
11/30/2015	$10,243	$10,271	$10,199	$10,199
12/31/2015	$10,220	$10,257	$10,179	$10,166
1/31/2016	$10,396	$10,435	$10,341	$10,306
2/29/2016	$10,461	$10,503	$10,392	$10,379
3/31/2016	$10,489	$10,529	$10,411	$10,474
4/30/2016	$10,491	$10,531	$10,409	$10,514
5/31/2016	$10,497	$10,537	$10,394	$10,517
6/30/2016	$10,667	$10,704	$10,541	$10,706
7/31/2016	$10,707	$10,739	$10,545	$10,774
8/31/2016	$10,673	$10,711	$10,497	$10,761
9/30/2016	$10,687	$10,716	$10,515	$10,755
10/31/2016	$10,608	$10,638	$10,465	$10,673
11/30/2016	$10,360	$10,404	$10,289	$10,420
12/31/2016	$10,362	$10,397	$10,286	$10,435
1/31/2017	$10,378	$10,411	$10,307	$10,456
2/28/2017	$10,432	$10,460	$10,337	$10,526
3/31/2017	$10,421	$10,459	$10,342	$10,520
4/30/2017	$10,495	$10,529	$10,396	$10,601
5/31/2017	$10,551	$10,596	$10,437	$10,683
6/30/2017	$10,538	$10,569	$10,410	$10,672
7/31/2017	$10,571	$10,600	$10,443	$10,718
8/31/2017	$10,657	$10,698	$10,506	$10,814
9/30/2017	$10,599	$10,635	$10,446	$10,763
10/31/2017	$10,598	$10,628	$10,432	$10,769
11/30/2017	$10,587	$10,613	$10,401	$10,755
12/31/2017	$10,624	$10,645	$10,403	$10,805
1/31/2018	$10,499	$10,512	$10,304	$10,680
2/28/2018	$10,429	$10,439	$10,274	$10,579
3/31/2018	$10,507	$10,521	$10,327	$10,647
4/30/2018	$10,429	$10,451	$10,269	$10,568
5/31/2018	$10,499	$10,535	$10,335	$10,643
6/30/2018	$10,509	$10,537	$10,334	$10,630
7/31/2018	$10,490	$10,509	$10,314	$10,633
8/31/2018	$10,552	$10,582	$10,375	$10,701
9/30/2018	$10,475	$10,500	$10,322	$10,632
10/31/2018	$10,428	$10,445	$10,326	$10,548
11/30/2018	$10,511	$10,536	$10,397	$10,611
12/31/2018	$10,711	$10,745	$10,552	$10,806
1/31/2019	$10,765	$10,810	$10,597	$10,921
2/28/2019	$10,758	$10,792	$10,589	$10,914
3/31/2019	$10,944	$10,976	$10,718	$11,124
4/30/2019	$10,919	$10,958	$10,723	$11,127
5/31/2019	$11,115	$11,166	$10,880	$11,324
6/30/2019	$11,209	$11,260	$10,970	$11,466
7/31/2019	$11,231	$11,271	$10,951	$11,492
8/31/2019	$11,498	$11,537	$11,148	$11,789
9/30/2019	$11,444	$11,482	$11,099	$11,727
10/31/2019	$11,457	$11,503	$11,131	$11,762
11/30/2019	$11,438	$11,486	$11,104	$11,756
12/31/2019	$11,400	$11,460	$11,100	$11,748
1/31/2020	$11,618	$11,661	$11,257	$11,974
2/29/2020	$11,835	$11,893	$11,442	$12,189
3/31/2020	$11,949	$12,126	$11,675	$12,118
4/30/2020	$12,053	$12,206	$11,707	$12,333
5/31/2020	$12,060	$12,200	$11,729	$12,391
6/30/2020	$12,087	$12,209	$11,739	$12,469
7/31/2020	$12,176	$12,300	$11,776	$12,655
8/31/2020	$12,120	$12,228	$11,753	$12,553
9/30/2020	$12,136	$12,234	$11,762	$12,546
10/31/2020	$12,078	$12,166	$11,719	$12,490
11/30/2020	$12,134	$12,197	$11,733	$12,612
12/31/2020	$12,170	$12,195	$11,737	$12,630
1/31/2021	$12,143	$12,135	$11,709	$12,539
2/28/2021	$12,032	$11,976	$11,613	$12,358
3/31/2021	$11,911	$11,845	$11,535	$12,204
4/30/2021	$12,000	$11,924	$11,577	$12,300
5/31/2021	$11,994	$11,942	$11,614	$12,340
6/30/2021	$12,030	$11,983	$11,606	$12,427
7/31/2021	$12,141	$12,107	$11,695	$12,566
8/31/2021	$12,114	$12,086	$11,676	$12,542
9/30/2021	$12,033	$11,993	$11,605	$12,433
10/31/2021	$12,025	$11,977	$11,539	$12,430
11/30/2021	$12,060	$12,023	$11,568	$12,467
12/31/2021	$11,999	$11,983	$11,538	$12,435
1/31/2022	$11,811	$11,779	$11,391	$12,167
2/28/2022	$11,708	$11,685	$11,339	$12,031
3/31/2022	$11,361	$11,348	$11,055	$11,697
4/30/2022	$10,982	$10,985	$10,879	$11,253
5/31/2022	$11,041	$11,045	$10,952	$11,326
6/30/2022	$10,898	$10,918	$10,872	$11,148
7/31/2022	$11,119	$11,159	$11,016	$11,420
8/31/2022	$10,826	$10,844	$10,796	$11,098
9/30/2022	$10,384	$10,407	$10,540	$10,618
10/31/2022	$10,199	$10,262	$10,492	$10,481
11/30/2022	$10,521	$10,588	$10,671	$10,866
12/31/2022	$10,458	$10,539	$10,646	$10,817
1/31/2023	$10,794	$10,833	$10,816	$11,150
2/28/2023	$10,536	$10,571	$10,628	$10,862
3/31/2023	$10,754	$10,831	$10,887	$11,138
4/30/2023	$10,823	$10,889	$10,945	$11,205
5/31/2023	$10,721	$10,784	$10,864	$11,083
6/30/2023	$10,619	$10,717	$10,764	$11,044
7/31/2023	$10,594	$10,693	$10,776	$11,036
8/31/2023	$10,535	$10,628	$10,782	$10,965
9/30/2023	$10,267	$10,361	$10,680	$10,687
10/31/2023	$10,099	$10,206	$10,645	$10,518
11/30/2023	$10,517	$10,621	$10,878	$10,994
12/31/2023	$10,905	$11,012	$11,105	$11,415
1/31/2024	$10,888	$10,977	$11,129	$11,384
2/29/2024	$10,729	$10,824	$11,012	$11,223
3/31/2024	$10,804	$10,910	$11,066	$11,327
4/30/2024	$10,531	$10,633	$10,916	$11,041
5/31/2024	$10,708	$10,807	$11,037	$11,228
6/30/2024	$10,829	$10,922	$11,131	$11,334
7/31/2024	$11,087	$11,177	$11,334	$11,599
8/31/2024	$11,244	$11,332	$11,457	$11,765

Government Securities Fund

Annual Shareholder Report | August 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Institutional Class	6.73	(0.45)	1.18
Bloomberg U.S. Aggregate ex Credit Index (Strategy)	6.62	(0.36)	1.26
Bloomberg U.S. Government Intermediate Bond Index	6.26	0.55	1.37
Bloomberg U.S. Aggregate Bond Index (Regulatory)	7.30	(0.04)	1.64

KEY FUND STATISTICS

Total net assets	$469,621,362
# of portfolio holdings	315
Portfolio turnover rate	77%
Total advisory fees paid	$1,937,058

What did the Fund invest in?

(Based on long-term investments)

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Agency securities	73.4
U.S. Treasury securities	18.9
Non-agency mortgage-backed securities	4.7
Corporate bonds and notes	2.4
Asset-backed securities	0.6

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 4.25%, 1/31/2026	9.0
FNMA, 2.00%, 2/1/2052	6.7
Resolution Funding Corp. Principal STRIPS, 0.00%, 1/15/2030	2.8
FHLMC, 2.50%, 6/1/2051	2.2
FNMA, 4.50%, 9/1/2052	2.1
GNMA, 6.00%, 9/15/2054	1.9
GNMA, 2.50%, 4/20/2052	1.9
GNMA, 2.00%, 3/20/2052	1.7
Resolution Funding Corp. Principal STRIPS, 0.00%, 4/15/2030	1.6
FHLMC, 2.50%, 11/1/2051	1.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3101 08-24

Annual Shareholder Report

Government Securities Fund

August 31, 2024

Class C

WGSCX

This annual shareholder report contains important information about Government Securities Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$163	1.59%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Although they were volatile throughout the period, yields fell as expectations for a shift in U.S. monetary policy evolved. Investors began the period pricing in additional rate hikes by the U.S. Federal Reserve and ended it expecting an initial rate cut. Credit spreads rose early in the period and then narrowed and remained subdued for several quarters, near the tightest levels in years for many credit sectors. Securitized sectors, such as agency mortgage-backed securities (MBS), also saw spreads widen and then narrow to levels below their 3- and 5-year averages. Portfolio duration extended and moved neutral to the benchmark in early 2024. The Fund was positioned to benefit from a diversified set of high-quality securitized exposures.

The top contributors to performance were sector allocation (through an overweight to agency commercial mortgage-backed securities, agency MBS, and government agency debentures), security selection, and curve positioning. Duration had a neutral impact on performance. The main detractor from performance was a small allocation to non-agency collateralized mortgage obligations.

Total return based on a $10,000 investment

	Class C with Load	Bloomberg U.S. Aggregate ex Credit Index	Bloomberg U.S. Government Intermediate Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2014	$10,000	$10,000	$10,000	$10,000
9/30/2014	$9,956	$9,963	$9,966	$9,932
10/31/2014	$10,038	$10,057	$10,036	$10,030
11/30/2014	$10,111	$10,130	$10,087	$10,101
12/31/2014	$10,115	$10,143	$10,060	$10,110
1/31/2015	$10,277	$10,325	$10,221	$10,322
2/28/2015	$10,179	$10,230	$10,133	$10,225
3/31/2015	$10,224	$10,282	$10,186	$10,273
4/30/2015	$10,188	$10,256	$10,177	$10,236
5/31/2015	$10,152	$10,245	$10,182	$10,211
6/30/2015	$10,054	$10,162	$10,143	$10,100
7/31/2015	$10,126	$10,236	$10,183	$10,170
8/31/2015	$10,108	$10,241	$10,189	$10,156
9/30/2015	$10,173	$10,318	$10,265	$10,224
10/31/2015	$10,146	$10,300	$10,232	$10,226
11/30/2015	$10,101	$10,271	$10,199	$10,199
12/31/2015	$10,069	$10,257	$10,179	$10,166
1/31/2016	$10,232	$10,435	$10,341	$10,306
2/29/2016	$10,287	$10,503	$10,392	$10,379
3/31/2016	$10,305	$10,529	$10,411	$10,474
4/30/2016	$10,298	$10,531	$10,409	$10,514
5/31/2016	$10,285	$10,537	$10,394	$10,517
6/30/2016	$10,451	$10,704	$10,541	$10,706
7/31/2016	$10,471	$10,739	$10,545	$10,774
8/31/2016	$10,437	$10,711	$10,497	$10,761
9/30/2016	$10,441	$10,716	$10,515	$10,755
10/31/2016	$10,354	$10,638	$10,465	$10,673
11/30/2016	$10,103	$10,404	$10,289	$10,420
12/31/2016	$10,095	$10,397	$10,286	$10,435
1/31/2017	$10,101	$10,411	$10,307	$10,456
2/28/2017	$10,145	$10,460	$10,337	$10,526
3/31/2017	$10,124	$10,459	$10,342	$10,520
4/30/2017	$10,187	$10,529	$10,396	$10,601
5/31/2017	$10,232	$10,596	$10,437	$10,683
6/30/2017	$10,210	$10,569	$10,410	$10,672
7/31/2017	$10,232	$10,600	$10,443	$10,718
8/31/2017	$10,306	$10,698	$10,506	$10,814
9/30/2017	$10,240	$10,635	$10,446	$10,763
10/31/2017	$10,220	$10,628	$10,432	$10,769
11/30/2017	$10,210	$10,613	$10,401	$10,755
12/31/2017	$10,226	$10,645	$10,403	$10,805
1/31/2018	$10,105	$10,512	$10,304	$10,680
2/28/2018	$10,029	$10,439	$10,274	$10,579
3/31/2018	$10,085	$10,521	$10,327	$10,647
4/30/2018	$10,001	$10,451	$10,269	$10,568
5/31/2018	$10,058	$10,535	$10,335	$10,643
6/30/2018	$10,059	$10,537	$10,334	$10,630
7/31/2018	$10,032	$10,509	$10,314	$10,633
8/31/2018	$10,081	$10,582	$10,375	$10,701
9/30/2018	$10,008	$10,500	$10,322	$10,632
10/31/2018	$9,944	$10,445	$10,326	$10,548
11/30/2018	$10,024	$10,536	$10,397	$10,611
12/31/2018	$10,195	$10,745	$10,552	$10,806
1/31/2019	$10,246	$10,810	$10,597	$10,921
2/28/2019	$10,222	$10,792	$10,589	$10,914
3/31/2019	$10,398	$10,976	$10,718	$11,124
4/30/2019	$10,365	$10,958	$10,723	$11,127
5/31/2019	$10,540	$11,166	$10,880	$11,324
6/30/2019	$10,610	$11,260	$10,970	$11,466
7/31/2019	$10,621	$11,271	$10,951	$11,492
8/31/2019	$10,873	$11,537	$11,148	$11,789
9/30/2019	$10,802	$11,482	$11,099	$11,727
10/31/2019	$10,804	$11,503	$11,131	$11,762
11/30/2019	$10,777	$11,486	$11,104	$11,756
12/31/2019	$10,730	$11,460	$11,100	$11,748
1/31/2020	$10,935	$11,661	$11,257	$11,974
2/29/2020	$11,120	$11,893	$11,442	$12,189
3/31/2020	$11,226	$12,126	$11,675	$12,118
4/30/2020	$11,313	$12,206	$11,707	$12,333
5/31/2020	$11,300	$12,200	$11,729	$12,391
6/30/2020	$11,314	$12,209	$11,739	$12,469
7/31/2020	$11,397	$12,300	$11,776	$12,655
8/31/2020	$11,333	$12,228	$11,753	$12,553
9/30/2020	$11,338	$12,234	$11,762	$12,546
10/31/2020	$11,263	$12,166	$11,719	$12,490
11/30/2020	$11,315	$12,197	$11,733	$12,612
12/31/2020	$11,328	$12,195	$11,737	$12,630
1/31/2021	$11,301	$12,135	$11,709	$12,539
2/28/2021	$11,189	$11,976	$11,613	$12,358
3/31/2021	$11,066	$11,845	$11,535	$12,204
4/30/2021	$11,128	$11,924	$11,577	$12,300
5/31/2021	$11,112	$11,942	$11,614	$12,340
6/30/2021	$11,145	$11,983	$11,606	$12,427
7/31/2021	$11,237	$12,107	$11,695	$12,566
8/31/2021	$11,202	$12,086	$11,676	$12,542
9/30/2021	$11,107	$11,993	$11,605	$12,433
10/31/2021	$11,089	$11,977	$11,539	$12,430
11/30/2021	$11,111	$12,023	$11,568	$12,467
12/31/2021	$11,054	$11,983	$11,538	$12,435
1/31/2022	$10,861	$11,779	$11,391	$12,167
2/28/2022	$10,757	$11,685	$11,339	$12,031
3/31/2022	$10,428	$11,348	$11,055	$11,697
4/30/2022	$10,080	$10,985	$10,879	$11,253
5/31/2022	$10,115	$11,045	$10,952	$11,326
6/30/2022	$9,975	$10,918	$10,872	$11,148
7/31/2022	$10,177	$11,159	$11,016	$11,420
8/31/2022	$9,890	$10,844	$10,796	$11,098
9/30/2022	$9,474	$10,407	$10,540	$10,618
10/31/2022	$9,303	$10,262	$10,492	$10,481
11/30/2022	$9,593	$10,588	$10,671	$10,866
12/31/2022	$9,533	$10,539	$10,646	$10,817
1/31/2023	$9,836	$10,833	$10,816	$11,150
2/28/2023	$9,598	$10,571	$10,628	$10,862
3/31/2023	$9,794	$10,831	$10,887	$11,138
4/30/2023	$9,854	$10,889	$10,945	$11,205
5/31/2023	$9,758	$10,784	$10,864	$11,083
6/30/2023	$9,662	$10,717	$10,764	$11,044
7/31/2023	$9,636	$10,693	$10,776	$11,036
8/31/2023	$9,580	$10,628	$10,782	$10,965
9/30/2023	$9,333	$10,361	$10,680	$10,687
10/31/2023	$9,177	$10,206	$10,645	$10,518
11/30/2023	$9,555	$10,621	$10,878	$10,994
12/31/2023	$9,914	$11,012	$11,105	$11,415
1/31/2024	$9,896	$10,977	$11,129	$11,384
2/29/2024	$9,738	$10,824	$11,012	$11,223
3/31/2024	$9,804	$10,910	$11,066	$11,327
4/30/2024	$9,553	$10,633	$10,916	$11,041
5/31/2024	$9,711	$10,807	$11,037	$11,228
6/30/2024	$9,818	$10,922	$11,131	$11,334
7/31/2024	$10,049	$11,177	$11,334	$11,599
8/31/2024	$10,188	$11,332	$11,457	$11,765

Government Securities Fund

Annual Shareholder Report | August 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class C	5.55	(1.57)	0.19
Class C with Load	4.55	(1.57)	0.19
Bloomberg U.S. Aggregate ex Credit Index (Strategy)	6.62	(0.36)	1.26
Bloomberg U.S. Government Intermediate Bond Index	6.26	0.55	1.37
Bloomberg U.S. Aggregate Bond Index (Regulatory)	7.30	(0.04)	1.64

KEY FUND STATISTICS

Total net assets	$469,621,362
# of portfolio holdings	315
Portfolio turnover rate	77%
Total advisory fees paid	$1,937,058

What did the Fund invest in?

(Based on long-term investments)

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Agency securities	73.4
U.S. Treasury securities	18.9
Non-agency mortgage-backed securities	4.7
Corporate bonds and notes	2.4
Asset-backed securities	0.6

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 4.25%, 1/31/2026	9.0
FNMA, 2.00%, 2/1/2052	6.7
Resolution Funding Corp. Principal STRIPS, 0.00%, 1/15/2030	2.8
FHLMC, 2.50%, 6/1/2051	2.2
FNMA, 4.50%, 9/1/2052	2.1
GNMA, 6.00%, 9/15/2054	1.9
GNMA, 2.50%, 4/20/2052	1.9
GNMA, 2.00%, 3/20/2052	1.7
Resolution Funding Corp. Principal STRIPS, 0.00%, 4/15/2030	1.6
FHLMC, 2.50%, 11/1/2051	1.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3507 08-24

Annual Shareholder Report

Government Securities Fund

August 31, 2024

Class A

SGVDX

This annual shareholder report contains important information about Government Securities Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$87	0.84%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Although they were volatile throughout the period, yields fell as expectations for a shift in U.S. monetary policy evolved. Investors began the period pricing in additional rate hikes by the U.S. Federal Reserve and ended it expecting an initial rate cut. Credit spreads rose early in the period and then narrowed and remained subdued for several quarters, near the tightest levels in years for many credit sectors. Securitized sectors, such as agency mortgage-backed securities (MBS), also saw spreads widen and then narrow to levels below their 3- and 5-year averages. Portfolio duration extended and moved neutral to the benchmark in early 2024. The Fund was positioned to benefit from a diversified set of high-quality securitized exposures.

The top contributors to performance were sector allocation (through an overweight to agency commercial mortgage-backed securities, agency MBS, and government agency debentures), security selection, and curve positioning. Duration had a neutral impact on performance. The main detractor from performance was a small allocation to non-agency collateralized mortgage obligations.

Total return based on a $10,000 investment

	Class A with Load	Bloomberg U.S. Aggregate ex Credit Index	Bloomberg U.S. Government Intermediate Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2014	$9,550	$10,000	$10,000	$10,000
9/30/2014	$9,514	$9,963	$9,966	$9,932
10/31/2014	$9,599	$10,057	$10,036	$10,030
11/30/2014	$9,674	$10,130	$10,087	$10,101
12/31/2014	$9,684	$10,143	$10,060	$10,110
1/31/2015	$9,846	$10,325	$10,221	$10,322
2/28/2015	$9,757	$10,230	$10,133	$10,225
3/31/2015	$9,806	$10,282	$10,186	$10,273
4/30/2015	$9,778	$10,256	$10,177	$10,236
5/31/2015	$9,750	$10,245	$10,182	$10,211
6/30/2015	$9,661	$10,162	$10,143	$10,100
7/31/2015	$9,746	$10,236	$10,183	$10,170
8/31/2015	$9,726	$10,241	$10,189	$10,156
9/30/2015	$9,794	$10,318	$10,265	$10,224
10/31/2015	$9,774	$10,300	$10,232	$10,226
11/30/2015	$9,737	$10,271	$10,199	$10,199
12/31/2015	$9,713	$10,257	$10,179	$10,166
1/31/2016	$9,876	$10,435	$10,341	$10,306
2/29/2016	$9,935	$10,503	$10,392	$10,379
3/31/2016	$9,959	$10,529	$10,411	$10,474
4/30/2016	$9,958	$10,531	$10,409	$10,514
5/31/2016	$9,960	$10,537	$10,394	$10,517
6/30/2016	$10,118	$10,704	$10,541	$10,706
7/31/2016	$10,153	$10,739	$10,545	$10,774
8/31/2016	$10,118	$10,711	$10,497	$10,761
9/30/2016	$10,127	$10,716	$10,515	$10,755
10/31/2016	$10,049	$10,638	$10,465	$10,673
11/30/2016	$9,812	$10,404	$10,289	$10,420
12/31/2016	$9,811	$10,397	$10,286	$10,435
1/31/2017	$9,822	$10,411	$10,307	$10,456
2/28/2017	$9,871	$10,460	$10,337	$10,526
3/31/2017	$9,857	$10,459	$10,342	$10,520
4/30/2017	$9,925	$10,529	$10,396	$10,601
5/31/2017	$9,974	$10,596	$10,437	$10,683
6/30/2017	$9,959	$10,569	$10,410	$10,672
7/31/2017	$9,987	$10,600	$10,443	$10,718
8/31/2017	$10,065	$10,698	$10,506	$10,814
9/30/2017	$10,007	$10,635	$10,446	$10,763
10/31/2017	$10,003	$10,628	$10,432	$10,769
11/30/2017	$9,990	$10,613	$10,401	$10,755
12/31/2017	$10,022	$10,645	$10,403	$10,805
1/31/2018	$9,900	$10,512	$10,304	$10,680
2/28/2018	$9,832	$10,439	$10,274	$10,579
3/31/2018	$9,893	$10,521	$10,327	$10,647
4/30/2018	$9,817	$10,451	$10,269	$10,568
5/31/2018	$9,879	$10,535	$10,335	$10,643
6/30/2018	$9,886	$10,537	$10,334	$10,630
7/31/2018	$9,865	$10,509	$10,314	$10,633
8/31/2018	$9,920	$10,582	$10,375	$10,701
9/30/2018	$9,854	$10,500	$10,322	$10,632
10/31/2018	$9,798	$10,445	$10,326	$10,548
11/30/2018	$9,882	$10,536	$10,397	$10,611
12/31/2018	$10,057	$10,745	$10,552	$10,806
1/31/2019	$10,114	$10,810	$10,597	$10,921
2/28/2019	$10,096	$10,792	$10,589	$10,914
3/31/2019	$10,276	$10,976	$10,718	$11,124
4/30/2019	$10,250	$10,958	$10,723	$11,127
5/31/2019	$10,430	$11,166	$10,880	$11,324
6/30/2019	$10,506	$11,260	$10,970	$11,466
7/31/2019	$10,523	$11,271	$10,951	$11,492
8/31/2019	$10,779	$11,537	$11,148	$11,789
9/30/2019	$10,716	$11,482	$11,099	$11,727
10/31/2019	$10,724	$11,503	$11,131	$11,762
11/30/2019	$10,714	$11,486	$11,104	$11,756
12/31/2019	$10,665	$11,460	$11,100	$11,748
1/31/2020	$10,875	$11,661	$11,257	$11,974
2/29/2020	$11,065	$11,893	$11,442	$12,189
3/31/2020	$11,178	$12,126	$11,675	$12,118
4/30/2020	$11,271	$12,206	$11,707	$12,333
5/31/2020	$11,266	$12,200	$11,729	$12,391
6/30/2020	$11,297	$12,209	$11,739	$12,469
7/31/2020	$11,367	$12,300	$11,776	$12,655
8/31/2020	$11,321	$12,228	$11,753	$12,553
9/30/2020	$11,332	$12,234	$11,762	$12,546
10/31/2020	$11,265	$12,166	$11,719	$12,490
11/30/2020	$11,324	$12,197	$11,733	$12,612
12/31/2020	$11,345	$12,195	$11,737	$12,630
1/31/2021	$11,325	$12,135	$11,709	$12,539
2/28/2021	$11,219	$11,976	$11,613	$12,358
3/31/2021	$11,103	$11,845	$11,535	$12,204
4/30/2021	$11,172	$11,924	$11,577	$12,300
5/31/2021	$11,163	$11,942	$11,614	$12,340
6/30/2021	$11,204	$11,983	$11,606	$12,427
7/31/2021	$11,303	$12,107	$11,695	$12,566
8/31/2021	$11,275	$12,086	$11,676	$12,542
9/30/2021	$11,187	$11,993	$11,605	$12,433
10/31/2021	$11,176	$11,977	$11,539	$12,430
11/30/2021	$11,205	$12,023	$11,568	$12,467
12/31/2021	$11,154	$11,983	$11,538	$12,435
1/31/2022	$10,967	$11,779	$11,391	$12,167
2/28/2022	$10,868	$11,685	$11,339	$12,031
3/31/2022	$10,543	$11,348	$11,055	$11,697
4/30/2022	$10,197	$10,985	$10,879	$11,253
5/31/2022	$10,239	$11,045	$10,952	$11,326
6/30/2022	$10,104	$10,918	$10,872	$11,148
7/31/2022	$10,315	$11,159	$11,016	$11,420
8/31/2022	$10,041	$10,844	$10,796	$11,098
9/30/2022	$9,618	$10,407	$10,540	$10,618
10/31/2022	$9,444	$10,262	$10,492	$10,481
11/30/2022	$9,739	$10,588	$10,671	$10,866
12/31/2022	$9,678	$10,539	$10,646	$10,817
1/31/2023	$9,986	$10,833	$10,816	$11,150
2/28/2023	$9,744	$10,571	$10,628	$10,862
3/31/2023	$9,943	$10,831	$10,887	$11,138
4/30/2023	$10,004	$10,889	$10,945	$11,205
5/31/2023	$9,906	$10,784	$10,864	$11,083
6/30/2023	$9,809	$10,717	$10,764	$11,044
7/31/2023	$9,783	$10,693	$10,776	$11,036
8/31/2023	$9,726	$10,628	$10,782	$10,965
9/30/2023	$9,475	$10,361	$10,680	$10,687
10/31/2023	$9,317	$10,206	$10,645	$10,518
11/30/2023	$9,700	$10,621	$10,878	$10,994
12/31/2023	$10,065	$11,012	$11,105	$11,415
1/31/2024	$10,047	$10,977	$11,129	$11,384
2/29/2024	$9,887	$10,824	$11,012	$11,223
3/31/2024	$9,953	$10,910	$11,066	$11,327
4/30/2024	$9,699	$10,633	$10,916	$11,041
5/31/2024	$9,859	$10,807	$11,037	$11,228
6/30/2024	$9,967	$10,922	$11,131	$11,334
7/31/2024	$10,202	$11,177	$11,334	$11,599
8/31/2024	$10,343	$11,332	$11,457	$11,765

Government Securities Fund

Annual Shareholder Report | August 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class A	6.35	(0.82)	0.80
Class A with Load	1.56	(1.73)	0.34
Bloomberg U.S. Aggregate ex Credit Index (Strategy)	6.62	(0.36)	1.26
Bloomberg U.S. Government Intermediate Bond Index	6.26	0.55	1.37
Bloomberg U.S. Aggregate Bond Index (Regulatory)	7.30	(0.04)	1.64

KEY FUND STATISTICS

Total net assets	$469,621,362
# of portfolio holdings	315
Portfolio turnover rate	77%
Total advisory fees paid	$1,937,058

What did the Fund invest in?

(Based on long-term investments)

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Agency securities	73.4
U.S. Treasury securities	18.9
Non-agency mortgage-backed securities	4.7
Corporate bonds and notes	2.4
Asset-backed securities	0.6

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 4.25%, 1/31/2026	9.0
FNMA, 2.00%, 2/1/2052	6.7
Resolution Funding Corp. Principal STRIPS, 0.00%, 1/15/2030	2.8
FHLMC, 2.50%, 6/1/2051	2.2
FNMA, 4.50%, 9/1/2052	2.1
GNMA, 6.00%, 9/15/2054	1.9
GNMA, 2.50%, 4/20/2052	1.9
GNMA, 2.00%, 3/20/2052	1.7
Resolution Funding Corp. Principal STRIPS, 0.00%, 4/15/2030	1.6
FHLMC, 2.50%, 11/1/2051	1.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3004 08-24

Annual Shareholder Report

Government Securities Fund

August 31, 2024

Administrator Class

WGSDX

This annual shareholder report contains important information about Government Securities Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$66	0.64%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Although they were volatile throughout the period, yields fell as expectations for a shift in U.S. monetary policy evolved. Investors began the period pricing in additional rate hikes by the U.S. Federal Reserve and ended it expecting an initial rate cut. Credit spreads rose early in the period and then narrowed and remained subdued for several quarters, near the tightest levels in years for many credit sectors. Securitized sectors, such as agency mortgage-backed securities (MBS), also saw spreads widen and then narrow to levels below their 3- and 5-year averages. Portfolio duration extended and moved neutral to the benchmark in early 2024. The Fund was positioned to benefit from a diversified set of high-quality securitized exposures.

The top contributors to performance were sector allocation (through an overweight to agency commercial mortgage-backed securities, agency MBS, and government agency debentures), security selection, and curve positioning. Duration had a neutral impact on performance. The main detractor from performance was a small allocation to non-agency collateralized mortgage obligations.

Total return based on a $10,000 investment

	Administrator Class	Bloomberg U.S. Aggregate ex Credit Index	Bloomberg U.S. Government Intermediate Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2014	$10,000	$10,000	$10,000	$10,000
9/30/2014	$9,955	$9,963	$9,966	$9,932
10/31/2014	$10,054	$10,057	$10,036	$10,030
11/30/2014	$10,135	$10,130	$10,087	$10,101
12/31/2014	$10,138	$10,143	$10,060	$10,110
1/31/2015	$10,319	$10,325	$10,221	$10,322
2/28/2015	$10,227	$10,230	$10,133	$10,225
3/31/2015	$10,272	$10,282	$10,186	$10,273
4/30/2015	$10,244	$10,256	$10,177	$10,236
5/31/2015	$10,225	$10,245	$10,182	$10,211
6/30/2015	$10,134	$10,162	$10,143	$10,100
7/31/2015	$10,215	$10,236	$10,183	$10,170
8/31/2015	$10,197	$10,241	$10,189	$10,156
9/30/2015	$10,269	$10,318	$10,265	$10,224
10/31/2015	$10,260	$10,300	$10,232	$10,226
11/30/2015	$10,223	$10,271	$10,199	$10,199
12/31/2015	$10,199	$10,257	$10,179	$10,166
1/31/2016	$10,372	$10,435	$10,341	$10,306
2/29/2016	$10,436	$10,503	$10,392	$10,379
3/31/2016	$10,453	$10,529	$10,411	$10,474
4/30/2016	$10,463	$10,531	$10,409	$10,514
5/31/2016	$10,458	$10,537	$10,394	$10,517
6/30/2016	$10,626	$10,704	$10,541	$10,706
7/31/2016	$10,665	$10,739	$10,545	$10,774
8/31/2016	$10,639	$10,711	$10,497	$10,761
9/30/2016	$10,651	$10,716	$10,515	$10,755
10/31/2016	$10,571	$10,638	$10,465	$10,673
11/30/2016	$10,323	$10,404	$10,289	$10,420
12/31/2016	$10,324	$10,397	$10,286	$10,435
1/31/2017	$10,338	$10,411	$10,307	$10,456
2/28/2017	$10,391	$10,460	$10,337	$10,526
3/31/2017	$10,378	$10,459	$10,342	$10,520
4/30/2017	$10,451	$10,529	$10,396	$10,601
5/31/2017	$10,505	$10,596	$10,437	$10,683
6/30/2017	$10,491	$10,569	$10,410	$10,672
7/31/2017	$10,522	$10,600	$10,443	$10,718
8/31/2017	$10,606	$10,698	$10,506	$10,814
9/30/2017	$10,547	$10,635	$10,446	$10,763
10/31/2017	$10,535	$10,628	$10,432	$10,769
11/30/2017	$10,523	$10,613	$10,401	$10,755
12/31/2017	$10,558	$10,645	$10,403	$10,805
1/31/2018	$10,432	$10,512	$10,304	$10,680
2/28/2018	$10,371	$10,439	$10,274	$10,579
3/31/2018	$10,437	$10,521	$10,327	$10,647
4/30/2018	$10,359	$10,451	$10,269	$10,568
5/31/2018	$10,426	$10,535	$10,335	$10,643
6/30/2018	$10,435	$10,537	$10,334	$10,630
7/31/2018	$10,415	$10,509	$10,314	$10,633
8/31/2018	$10,475	$10,582	$10,375	$10,701
9/30/2018	$10,407	$10,500	$10,322	$10,632
10/31/2018	$10,350	$10,445	$10,326	$10,548
11/30/2018	$10,441	$10,536	$10,397	$10,611
12/31/2018	$10,627	$10,745	$10,552	$10,806
1/31/2019	$10,680	$10,810	$10,597	$10,921
2/28/2019	$10,672	$10,792	$10,589	$10,914
3/31/2019	$10,855	$10,976	$10,718	$11,124
4/30/2019	$10,828	$10,958	$10,723	$11,127
5/31/2019	$11,021	$11,166	$10,880	$11,324
6/30/2019	$11,113	$11,260	$10,970	$11,466
7/31/2019	$11,133	$11,271	$10,951	$11,492
8/31/2019	$11,397	$11,537	$11,148	$11,789
9/30/2019	$11,342	$11,482	$11,099	$11,727
10/31/2019	$11,353	$11,503	$11,131	$11,762
11/30/2019	$11,334	$11,486	$11,104	$11,756
12/31/2019	$11,294	$11,460	$11,100	$11,748
1/31/2020	$11,508	$11,661	$11,257	$11,974
2/29/2020	$11,722	$11,893	$11,442	$12,189
3/31/2020	$11,834	$12,126	$11,675	$12,118
4/30/2020	$11,934	$12,206	$11,707	$12,333
5/31/2020	$11,940	$12,200	$11,729	$12,391
6/30/2020	$11,965	$12,209	$11,739	$12,469
7/31/2020	$12,052	$12,300	$11,776	$12,655
8/31/2020	$11,994	$12,228	$11,753	$12,553
9/30/2020	$12,008	$12,234	$11,762	$12,546
10/31/2020	$11,949	$12,166	$11,719	$12,490
11/30/2020	$12,004	$12,197	$11,733	$12,612
12/31/2020	$12,038	$12,195	$11,737	$12,630
1/31/2021	$12,009	$12,135	$11,709	$12,539
2/28/2021	$11,899	$11,976	$11,613	$12,358
3/31/2021	$11,777	$11,845	$11,535	$12,204
4/30/2021	$11,863	$11,924	$11,577	$12,300
5/31/2021	$11,855	$11,942	$11,614	$12,340
6/30/2021	$11,890	$11,983	$11,606	$12,427
7/31/2021	$11,998	$12,107	$11,695	$12,566
8/31/2021	$11,970	$12,086	$11,676	$12,542
9/30/2021	$11,888	$11,993	$11,605	$12,433
10/31/2021	$11,879	$11,977	$11,539	$12,430
11/30/2021	$11,911	$12,023	$11,568	$12,467
12/31/2021	$11,850	$11,983	$11,538	$12,435
1/31/2022	$11,663	$11,779	$11,391	$12,167
2/28/2022	$11,560	$11,685	$11,339	$12,031
3/31/2022	$11,215	$11,348	$11,055	$11,697
4/30/2022	$10,839	$10,985	$10,879	$11,253
5/31/2022	$10,886	$11,045	$10,952	$11,326
6/30/2022	$10,754	$10,918	$10,872	$11,148
7/31/2022	$10,970	$11,159	$11,016	$11,420
8/31/2022	$10,680	$10,844	$10,796	$11,098
9/30/2022	$10,242	$10,407	$10,540	$10,618
10/31/2022	$10,059	$10,262	$10,492	$10,481
11/30/2022	$10,375	$10,588	$10,671	$10,866
12/31/2022	$10,311	$10,539	$10,646	$10,817
1/31/2023	$10,641	$10,833	$10,816	$11,150
2/28/2023	$10,374	$10,571	$10,628	$10,862
3/31/2023	$10,599	$10,831	$10,887	$11,138
4/30/2023	$10,666	$10,889	$10,945	$11,205
5/31/2023	$10,564	$10,784	$10,864	$11,083
6/30/2023	$10,461	$10,717	$10,764	$11,044
7/31/2023	$10,435	$10,693	$10,776	$11,036
8/31/2023	$10,376	$10,628	$10,782	$10,965
9/30/2023	$10,111	$10,361	$10,680	$10,687
10/31/2023	$9,943	$10,206	$10,645	$10,518
11/30/2023	$10,354	$10,621	$10,878	$10,994
12/31/2023	$10,735	$11,012	$11,105	$11,415
1/31/2024	$10,717	$10,977	$11,129	$11,384
2/29/2024	$10,547	$10,824	$11,012	$11,223
3/31/2024	$10,632	$10,910	$11,066	$11,327
4/30/2024	$10,361	$10,633	$10,916	$11,041
5/31/2024	$10,534	$10,807	$11,037	$11,228
6/30/2024	$10,652	$10,922	$11,131	$11,334
7/31/2024	$10,893	$11,177	$11,334	$11,599
8/31/2024	$11,057	$11,332	$11,457	$11,765

Government Securities Fund

Annual Shareholder Report | August 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Administrator Class	6.56	(0.60)	1.01
Bloomberg U.S. Aggregate ex Credit Index (Strategy)	6.62	(0.36)	1.26
Bloomberg U.S. Government Intermediate Bond Index	6.26	0.55	1.37
Bloomberg U.S. Aggregate Bond Index (Regulatory)	7.30	(0.04)	1.64

KEY FUND STATISTICS

Total net assets	$469,621,362
# of portfolio holdings	315
Portfolio turnover rate	77%
Total advisory fees paid	$1,937,058

What did the Fund invest in?

(Based on long-term investments)

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Agency securities	73.4
U.S. Treasury securities	18.9
Non-agency mortgage-backed securities	4.7
Corporate bonds and notes	2.4
Asset-backed securities	0.6

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 4.25%, 1/31/2026	9.0
FNMA, 2.00%, 2/1/2052	6.7
Resolution Funding Corp. Principal STRIPS, 0.00%, 1/15/2030	2.8
FHLMC, 2.50%, 6/1/2051	2.2
FNMA, 4.50%, 9/1/2052	2.1
GNMA, 6.00%, 9/15/2054	1.9
GNMA, 2.50%, 4/20/2052	1.9
GNMA, 2.00%, 3/20/2052	1.7
Resolution Funding Corp. Principal STRIPS, 0.00%, 4/15/2030	1.6
FHLMC, 2.50%, 11/1/2051	1.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3708 08-24

Annual Shareholder Report

High Yield Bond Fund

August 31, 2024

Institutional Class

EKHIX

This annual shareholder report contains important information about High Yield Bond Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$56	0.53%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Over the past year, U.S. economic growth has remained healthy, rising 3% year over year, while inflation continued to ease. The U.S. Consumer Price Index (CPI) excluding food and energy fell from 4.1% to 3.2% during the 12 months that ended August 31, 2024, as the Federal Reserve (Fed) held the federal funds rate steady at a range of 5.25‒5.50%. The Fed is poised to begin its rate cutting cycle, thus resuming a balanced approach to its twin mandate of promoting price stability and maximum employment. The combination of resilient growth and moderating inflation has led to broadly easing financial conditions; low corporate defaults relative to investor expectations; and, ultimately, tighter high yield bond spreads.

Security selection has been the focus of portfolio changes and our constant efforts to generate alpha (outperform the market). Ratings allocation and index-relative yield and duration stayed relatively constant. Investments in capital goods, energy, and basic industry contributed to performance. A wood pellet manufacturer, along with the health care and retail sectors, detracted from performance.

Total return based on a $10,000 investment

	Institutional Class	ICE BofA U.S. High Yield Constrained Index	Bloomberg U.S. Universal Bond Index
8/31/2014	$10,000	$10,000	$10,000
9/30/2014	$9,797	$9,790	$9,921
10/31/2014	$9,982	$9,902	$10,018
11/30/2014	$9,926	$9,831	$10,072
12/31/2014	$9,843	$9,686	$10,054
1/31/2015	$9,878	$9,753	$10,245
2/28/2015	$10,096	$9,985	$10,185
3/31/2015	$10,041	$9,932	$10,227
4/30/2015	$10,137	$10,051	$10,215
5/31/2015	$10,144	$10,081	$10,198
6/30/2015	$9,964	$9,927	$10,084
7/31/2015	$10,000	$9,866	$10,142
8/31/2015	$9,851	$9,693	$10,113
9/30/2015	$9,546	$9,441	$10,152
10/31/2015	$9,895	$9,698	$10,185
11/30/2015	$9,744	$9,481	$10,147
12/31/2015	$9,656	$9,236	$10,097
1/31/2016	$9,628	$9,090	$10,208
2/29/2016	$9,728	$9,132	$10,281
3/31/2016	$10,021	$9,536	$10,407
4/30/2016	$10,185	$9,917	$10,478
5/31/2016	$10,223	$9,989	$10,486
6/30/2016	$10,293	$10,097	$10,670
7/31/2016	$10,590	$10,352	$10,758
8/31/2016	$10,764	$10,583	$10,770
9/30/2016	$10,806	$10,651	$10,773
10/31/2016	$10,783	$10,684	$10,701
11/30/2016	$10,698	$10,642	$10,461
12/31/2016	$10,907	$10,851	$10,492
1/31/2017	$10,981	$10,997	$10,529
2/28/2017	$11,193	$11,169	$10,610
3/31/2017	$11,171	$11,145	$10,606
4/30/2017	$11,346	$11,272	$10,694
5/31/2017	$11,460	$11,372	$10,777
6/30/2017	$11,471	$11,384	$10,768
7/31/2017	$11,616	$11,516	$10,821
8/31/2017	$11,628	$11,513	$10,915
9/30/2017	$11,674	$11,616	$10,876
10/31/2017	$11,718	$11,661	$10,889
11/30/2017	$11,728	$11,630	$10,873
12/31/2017	$11,738	$11,664	$10,921
1/31/2018	$11,747	$11,738	$10,816
2/28/2018	$11,621	$11,629	$10,713
3/31/2018	$11,525	$11,557	$10,767
4/30/2018	$11,534	$11,634	$10,695
5/31/2018	$11,512	$11,632	$10,754
6/30/2018	$11,520	$11,672	$10,738
7/31/2018	$11,671	$11,803	$10,761
8/31/2018	$11,719	$11,888	$10,814
9/30/2018	$11,728	$11,957	$10,767
10/31/2018	$11,415	$11,762	$10,677
11/30/2018	$11,354	$11,655	$10,725
12/31/2018	$11,112	$11,399	$10,893
1/31/2019	$11,594	$11,923	$11,043
2/28/2019	$11,898	$12,124	$11,055
3/31/2019	$11,983	$12,243	$11,255
4/30/2019	$12,141	$12,414	$11,271
5/31/2019	$11,893	$12,257	$11,443
6/30/2019	$12,311	$12,557	$11,605
7/31/2019	$12,321	$12,621	$11,640
8/31/2019	$12,329	$12,671	$11,903
9/30/2019	$12,375	$12,711	$11,851
10/31/2019	$12,422	$12,740	$11,890
11/30/2019	$12,617	$12,775	$11,887
12/31/2019	$12,852	$13,042	$11,905
1/31/2020	$12,860	$13,043	$12,119
2/29/2020	$12,560	$12,841	$12,300
3/31/2020	$11,573	$11,331	$12,060
4/30/2020	$11,965	$11,761	$12,301
5/31/2020	$12,358	$12,299	$12,416
6/30/2020	$12,441	$12,419	$12,520
7/31/2020	$12,913	$13,012	$12,740
8/31/2020	$13,074	$13,140	$12,666
9/30/2020	$12,960	$13,004	$12,644
10/31/2020	$12,965	$13,064	$12,598
11/30/2020	$13,401	$13,587	$12,763
12/31/2020	$13,601	$13,846	$12,807
1/31/2021	$13,564	$13,899	$12,726
2/28/2021	$13,528	$13,948	$12,562
3/31/2021	$13,526	$13,972	$12,416
4/30/2021	$13,646	$14,125	$12,520
5/31/2021	$13,647	$14,166	$12,568
6/30/2021	$13,808	$14,359	$12,660
7/31/2021	$13,929	$14,410	$12,787
8/31/2021	$14,052	$14,489	$12,778
9/30/2021	$13,889	$14,494	$12,669
10/31/2021	$13,850	$14,468	$12,659
11/30/2021	$13,769	$14,320	$12,674
12/31/2021	$14,016	$14,589	$12,666
1/31/2022	$13,613	$14,188	$12,388
2/28/2022	$13,540	$14,061	$12,219
3/31/2022	$13,428	$13,931	$11,891
4/30/2022	$12,901	$13,424	$11,448
5/31/2022	$12,874	$13,457	$11,511
6/30/2022	$12,047	$12,541	$11,281
7/31/2022	$12,693	$13,297	$11,564
8/31/2022	$12,411	$12,978	$11,264
9/30/2022	$12,001	$12,456	$10,778
10/31/2022	$12,358	$12,811	$10,660
11/30/2022	$12,590	$13,051	$11,058
12/31/2022	$12,482	$12,952	$11,020
1/31/2023	$12,976	$13,459	$11,362
2/28/2023	$12,782	$13,285	$11,083
3/31/2023	$12,903	$13,434	$11,343
4/30/2023	$12,980	$13,564	$11,412
5/31/2023	$12,885	$13,435	$11,294
6/30/2023	$13,102	$13,654	$11,276
7/31/2023	$13,317	$13,848	$11,287
8/31/2023	$13,353	$13,888	$11,219
9/30/2023	$13,208	$13,726	$10,952
10/31/2023	$13,018	$13,556	$10,787
11/30/2023	$13,561	$14,173	$11,273
12/31/2023	$13,968	$14,696	$11,700
1/31/2024	$14,005	$14,698	$11,672
2/29/2024	$14,041	$14,742	$11,532
3/31/2024	$14,265	$14,917	$11,646
4/30/2024	$14,155	$14,768	$11,374
5/31/2024	$14,285	$14,936	$11,562
6/30/2024	$14,417	$15,080	$11,668
7/31/2024	$14,697	$15,376	$11,933
8/31/2024	$14,834	$15,621	$12,108

High Yield Bond Fund

Annual Shareholder Report | August 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Institutional ClassFootnote Reference*	11.09	3.77	4.02
ICE BofA U.S. High Yield Constrained Index (Strategy)	12.47	4.26	4.56
Bloomberg U.S. Universal Bond Index (Regulatory)	7.92	0.34	1.93

KEY FUND STATISTICS

Total net assets	$284,401,028
# of portfolio holdings	259
Portfolio turnover rate	65%
Total advisory fees paid	$1,282,329
Footnote	Description
Footnote*	Historical performance shown for the Institutional Class shares prior to their inception on October 31, 2014 reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns for the Institutional Class shares would be higher.

What did the Fund invest in?

(Based on long-term investments)

CREDIT QUALITY (% OF LONG-TERM INVESTMENTS)

BBB/Baa	3.6
BB/Ba	46.7
B/B	36.7
CCC/Caa and below	11.0
Not Rated	2.0

TOP TEN HOLDINGS (% OF NET ASSETS)

CCM Merger, Inc., 6.38%, 5/1/2026	1.1
Iron Mountain, Inc., 4.50%, 2/15/2031	1.1
Bristow Group, Inc., 6.88%, 3/1/2028	1.0
GIP III Stetson I LP, 8.75%, 10/31/2028	1.0
Werner FinCo LP/Werner FinCo, Inc., (PIK at 5.75%) 14.50%, 10/15/2028	1.0
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 8/15/2030	0.9
Air Canada Pass-Through Trust, 10.50%, 7/15/2026	0.9
Camelot Return Merger Sub, Inc., 8.75%, 8/1/2028	0.9
CoreCivic, Inc., 8.25%, 4/15/2029	0.9
PG&E Corp., 5.25%, 7/1/2030	0.9

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3180 08-24

Annual Shareholder Report

High Yield Bond Fund

August 31, 2024

Class C

EKHCX

This annual shareholder report contains important information about High Yield Bond Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$175	1.67%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Over the past year, U.S. economic growth has remained healthy, rising 3% year over year, while inflation continued to ease. The U.S. Consumer Price Index (CPI) excluding food and energy fell from 4.1% to 3.2% during the 12 months that ended August 31, 2024, as the Federal Reserve (Fed) held the federal funds rate steady at a range of 5.25‒5.50%. The Fed is poised to begin its rate cutting cycle, thus resuming a balanced approach to its twin mandate of promoting price stability and maximum employment. The combination of resilient growth and moderating inflation has led to broadly easing financial conditions; low corporate defaults relative to investor expectations; and, ultimately, tighter high yield bond spreads.

Security selection has been the focus of portfolio changes and our constant efforts to generate alpha (outperform the market). Ratings allocation and index-relative yield and duration stayed relatively constant. Investments in capital goods, energy, and basic industry contributed to performance. A wood pellet manufacturer, along with the health care and retail sectors, detracted from performance.

Total return based on a $10,000 investment

	Class C with Load	ICE BofA U.S. High Yield Constrained Index	Bloomberg U.S. Universal Bond Index
8/31/2014	$10,000	$10,000	$10,000
9/30/2014	$9,789	$9,790	$9,921
10/31/2014	$9,995	$9,902	$10,018
11/30/2014	$9,904	$9,831	$10,072
12/31/2014	$9,811	$9,686	$10,054
1/31/2015	$9,867	$9,753	$10,245
2/28/2015	$10,047	$9,985	$10,185
3/31/2015	$10,012	$9,932	$10,227
4/30/2015	$10,069	$10,051	$10,215
5/31/2015	$10,066	$10,081	$10,198
6/30/2015	$9,910	$9,927	$10,084
7/31/2015	$9,905	$9,866	$10,142
8/31/2015	$9,748	$9,693	$10,113
9/30/2015	$9,437	$9,441	$10,152
10/31/2015	$9,773	$9,698	$10,185
11/30/2015	$9,615	$9,481	$10,147
12/31/2015	$9,551	$9,236	$10,097
1/31/2016	$9,515	$9,090	$10,208
2/29/2016	$9,606	$9,132	$10,281
3/31/2016	$9,886	$9,536	$10,407
4/30/2016	$10,038	$9,917	$10,478
5/31/2016	$10,066	$9,989	$10,486
6/30/2016	$10,127	$10,097	$10,670
7/31/2016	$10,410	$10,352	$10,758
8/31/2016	$10,570	$10,583	$10,770
9/30/2016	$10,602	$10,651	$10,773
10/31/2016	$10,569	$10,684	$10,701
11/30/2016	$10,475	$10,642	$10,461
12/31/2016	$10,670	$10,851	$10,492
1/31/2017	$10,732	$10,997	$10,529
2/28/2017	$10,929	$11,169	$10,610
3/31/2017	$10,897	$11,145	$10,606
4/30/2017	$11,058	$11,272	$10,694
5/31/2017	$11,125	$11,372	$10,777
6/30/2017	$11,158	$11,384	$10,768
7/31/2017	$11,288	$11,516	$10,821
8/31/2017	$11,256	$11,513	$10,915
9/30/2017	$11,323	$11,616	$10,876
10/31/2017	$11,355	$11,661	$10,889
11/30/2017	$11,354	$11,630	$10,873
12/31/2017	$11,319	$11,664	$10,921
1/31/2018	$11,350	$11,738	$10,816
2/28/2018	$11,218	$11,629	$10,713
3/31/2018	$11,115	$11,557	$10,767
4/30/2018	$11,079	$11,634	$10,695
5/31/2018	$11,081	$11,632	$10,754
6/30/2018	$11,078	$11,672	$10,738
7/31/2018	$11,212	$11,803	$10,761
8/31/2018	$11,248	$11,888	$10,814
9/30/2018	$11,246	$11,957	$10,767
10/31/2018	$10,935	$11,762	$10,677
11/30/2018	$10,866	$11,655	$10,725
12/31/2018	$10,624	$11,399	$10,893
1/31/2019	$11,074	$11,923	$11,043
2/28/2019	$11,320	$12,124	$11,055
3/31/2019	$11,425	$12,243	$11,255
4/30/2019	$11,529	$12,414	$11,271
5/31/2019	$11,282	$12,257	$11,443
6/30/2019	$11,668	$12,557	$11,605
7/31/2019	$11,667	$12,621	$11,640
8/31/2019	$11,698	$12,671	$11,903
9/30/2019	$11,696	$12,711	$11,851
10/31/2019	$11,764	$12,740	$11,890
11/30/2019	$11,902	$12,775	$11,887
12/31/2019	$12,149	$13,042	$11,905
1/31/2020	$12,108	$13,043	$12,119
2/29/2020	$11,850	$12,841	$12,300
3/31/2020	$10,871	$11,331	$12,060
4/30/2020	$11,230	$11,761	$12,301
5/31/2020	$11,590	$12,299	$12,416
6/30/2020	$11,657	$12,419	$12,520
7/31/2020	$12,088	$13,012	$12,740
8/31/2020	$12,264	$13,140	$12,666
9/30/2020	$12,183	$13,004	$12,644
10/31/2020	$12,175	$13,064	$12,598
11/30/2020	$12,572	$13,587	$12,763
12/31/2020	$12,747	$13,846	$12,807
1/31/2021	$12,700	$13,899	$12,726
2/28/2021	$12,655	$13,948	$12,562
3/31/2021	$12,641	$13,972	$12,416
4/30/2021	$12,741	$14,125	$12,520
5/31/2021	$12,692	$14,166	$12,568
6/30/2021	$12,829	$14,359	$12,660
7/31/2021	$12,967	$14,410	$12,787
8/31/2021	$13,031	$14,489	$12,778
9/30/2021	$12,868	$14,494	$12,669
10/31/2021	$12,856	$14,468	$12,659
11/30/2021	$12,732	$14,320	$12,674
12/31/2021	$12,986	$14,589	$12,666
1/31/2022	$12,563	$14,188	$12,388
2/28/2022	$12,485	$14,061	$12,219
3/31/2022	$12,369	$13,931	$11,891
4/30/2022	$11,911	$13,424	$11,448
5/31/2022	$11,836	$13,457	$11,511
6/30/2022	$11,065	$12,541	$11,281
7/31/2022	$11,687	$13,297	$11,564
8/31/2022	$11,416	$12,978	$11,264
9/30/2022	$10,996	$12,456	$10,778
10/31/2022	$11,360	$12,811	$10,660
11/30/2022	$11,530	$13,051	$11,058
12/31/2022	$11,467	$12,952	$11,020
1/31/2023	$11,877	$13,459	$11,362
2/28/2023	$11,734	$13,285	$11,083
3/31/2023	$11,802	$13,434	$11,343
4/30/2023	$11,909	$13,564	$11,412
5/31/2023	$11,817	$13,435	$11,294
6/30/2023	$12,012	$13,654	$11,276
7/31/2023	$12,205	$13,848	$11,287
8/31/2023	$12,234	$13,888	$11,219
9/30/2023	$12,056	$13,726	$10,952
10/31/2023	$11,920	$13,556	$10,787
11/30/2023	$12,370	$14,173	$11,273
12/31/2023	$12,781	$14,696	$11,700
1/31/2024	$12,811	$14,698	$11,672
2/29/2024	$12,839	$14,742	$11,532
3/31/2024	$12,997	$14,917	$11,646
4/30/2024	$12,936	$14,768	$11,374
5/31/2024	$13,050	$14,936	$11,562
6/30/2024	$13,166	$15,080	$11,668
7/31/2024	$13,374	$15,376	$11,933
8/31/2024	$13,538	$15,621	$12,108

High Yield Bond Fund

Annual Shareholder Report | August 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class C	9.83	2.65	3.08
Class C with Load	8.83	2.65	3.08
ICE BofA U.S. High Yield Constrained Index (Strategy)	12.47	4.26	4.56
Bloomberg U.S. Universal Bond Index (Regulatory)	7.92	0.34	1.93

KEY FUND STATISTICS

Total net assets	$284,401,028
# of portfolio holdings	259
Portfolio turnover rate	65%
Total advisory fees paid	$1,282,329

What did the Fund invest in?

(Based on long-term investments)

CREDIT QUALITY (% OF LONG-TERM INVESTMENTS)

BBB/Baa	3.6
BB/Ba	46.7
B/B	36.7
CCC/Caa and below	11.0
Not Rated	2.0

TOP TEN HOLDINGS (% OF NET ASSETS)

CCM Merger, Inc., 6.38%, 5/1/2026	1.1
Iron Mountain, Inc., 4.50%, 2/15/2031	1.1
Bristow Group, Inc., 6.88%, 3/1/2028	1.0
GIP III Stetson I LP, 8.75%, 10/31/2028	1.0
Werner FinCo LP/Werner FinCo, Inc., (PIK at 5.75%) 14.50%, 10/15/2028	1.0
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 8/15/2030	0.9
Air Canada Pass-Through Trust, 10.50%, 7/15/2026	0.9
Camelot Return Merger Sub, Inc., 8.75%, 8/1/2028	0.9
CoreCivic, Inc., 8.25%, 4/15/2029	0.9
PG&E Corp., 5.25%, 7/1/2030	0.9

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4515 08-24

Annual Shareholder Report

High Yield Bond Fund

August 31, 2024

Class A

EKHAX

This annual shareholder report contains important information about High Yield Bond Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$97	0.92%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Over the past year, U.S. economic growth has remained healthy, rising 3% year over year, while inflation continued to ease. The U.S. Consumer Price Index (CPI) excluding food and energy fell from 4.1% to 3.2% during the 12 months that ended August 31, 2024, as the Federal Reserve (Fed) held the federal funds rate steady at a range of 5.25‒5.50%. The Fed is poised to begin its rate cutting cycle, thus resuming a balanced approach to its twin mandate of promoting price stability and maximum employment. The combination of resilient growth and moderating inflation has led to broadly easing financial conditions; low corporate defaults relative to investor expectations; and, ultimately, tighter high yield bond spreads.

Security selection has been the focus of portfolio changes and our constant efforts to generate alpha (outperform the market). Ratings allocation and index-relative yield and duration stayed relatively constant. Investments in capital goods, energy, and basic industry contributed to performance. A wood pellet manufacturer, along with the health care and retail sectors, detracted from performance.

Total return based on a $10,000 investment

	Class A with Load	ICE BofA U.S. High Yield Constrained Index	Bloomberg U.S. Universal Bond Index
8/31/2014	$9,544	$10,000	$10,000
9/30/2014	$9,348	$9,790	$9,921
10/31/2014	$9,523	$9,902	$10,018
11/30/2014	$9,470	$9,831	$10,072
12/31/2014	$9,387	$9,686	$10,054
1/31/2015	$9,447	$9,753	$10,245
2/28/2015	$9,624	$9,985	$10,185
3/31/2015	$9,598	$9,932	$10,227
4/30/2015	$9,658	$10,051	$10,215
5/31/2015	$9,661	$10,081	$10,198
6/30/2015	$9,517	$9,927	$10,084
7/31/2015	$9,519	$9,866	$10,142
8/31/2015	$9,373	$9,693	$10,113
9/30/2015	$9,080	$9,441	$10,152
10/31/2015	$9,410	$9,698	$10,185
11/30/2015	$9,263	$9,481	$10,147
12/31/2015	$9,207	$9,236	$10,097
1/31/2016	$9,178	$9,090	$10,208
2/29/2016	$9,271	$9,132	$10,281
3/31/2016	$9,547	$9,536	$10,407
4/30/2016	$9,700	$9,917	$10,478
5/31/2016	$9,734	$9,989	$10,486
6/30/2016	$9,799	$10,097	$10,670
7/31/2016	$10,048	$10,352	$10,758
8/31/2016	$10,240	$10,583	$10,770
9/30/2016	$10,277	$10,651	$10,773
10/31/2016	$10,252	$10,684	$10,701
11/30/2016	$10,167	$10,642	$10,461
12/31/2016	$10,362	$10,851	$10,492
1/31/2017	$10,429	$10,997	$10,529
2/28/2017	$10,627	$11,169	$10,610
3/31/2017	$10,602	$11,145	$10,606
4/30/2017	$10,766	$11,272	$10,694
5/31/2017	$10,838	$11,372	$10,777
6/30/2017	$10,877	$11,384	$10,768
7/31/2017	$11,010	$11,516	$10,821
8/31/2017	$10,986	$11,513	$10,915
9/30/2017	$11,058	$11,616	$10,876
10/31/2017	$11,096	$11,661	$10,889
11/30/2017	$11,102	$11,630	$10,873
12/31/2017	$11,075	$11,664	$10,921
1/31/2018	$11,112	$11,738	$10,816
2/28/2018	$10,990	$11,629	$10,713
3/31/2018	$10,896	$11,557	$10,767
4/30/2018	$10,867	$11,634	$10,695
5/31/2018	$10,876	$11,632	$10,754
6/30/2018	$10,880	$11,672	$10,738
7/31/2018	$11,018	$11,803	$10,761
8/31/2018	$11,061	$11,888	$10,814
9/30/2018	$11,065	$11,957	$10,767
10/31/2018	$10,766	$11,762	$10,677
11/30/2018	$10,706	$11,655	$10,725
12/31/2018	$10,473	$11,399	$10,893
1/31/2019	$10,924	$11,923	$11,043
2/28/2019	$11,173	$12,124	$11,055
3/31/2019	$11,284	$12,243	$11,255
4/30/2019	$11,428	$12,414	$11,271
5/31/2019	$11,156	$12,257	$11,443
6/30/2019	$11,546	$12,557	$11,605
7/31/2019	$11,587	$12,621	$11,640
8/31/2019	$11,590	$12,671	$11,903
9/30/2019	$11,595	$12,711	$11,851
10/31/2019	$11,670	$12,740	$11,890
11/30/2019	$11,814	$12,775	$11,887
12/31/2019	$12,066	$13,042	$11,905
1/31/2020	$12,069	$13,043	$12,119
2/29/2020	$11,784	$12,841	$12,300
3/31/2020	$10,818	$11,331	$12,060
4/30/2020	$11,218	$11,761	$12,301
5/31/2020	$11,547	$12,299	$12,416
6/30/2020	$11,658	$12,419	$12,520
7/31/2020	$12,096	$13,012	$12,740
8/31/2020	$12,206	$13,140	$12,666
9/30/2020	$12,132	$13,004	$12,644
10/31/2020	$12,132	$13,064	$12,598
11/30/2020	$12,537	$13,587	$12,763
12/31/2020	$12,720	$13,846	$12,807
1/31/2021	$12,681	$13,899	$12,726
2/28/2021	$12,643	$13,948	$12,562
3/31/2021	$12,637	$13,972	$12,416
4/30/2021	$12,745	$14,125	$12,520
5/31/2021	$12,704	$14,166	$12,568
6/30/2021	$12,850	$14,359	$12,660
7/31/2021	$12,997	$14,410	$12,787
8/31/2021	$13,069	$14,489	$12,778
9/30/2021	$12,914	$14,494	$12,669
10/31/2021	$12,910	$14,468	$12,659
11/30/2021	$12,792	$14,320	$12,674
12/31/2021	$13,057	$14,589	$12,666
1/31/2022	$12,639	$14,188	$12,388
2/28/2022	$12,567	$14,061	$12,219
3/31/2022	$12,458	$13,931	$11,891
4/30/2022	$12,003	$13,424	$11,448
5/31/2022	$11,934	$13,457	$11,511
6/30/2022	$11,162	$12,541	$11,281
7/31/2022	$11,798	$13,297	$11,564
8/31/2022	$11,532	$12,978	$11,264
9/30/2022	$11,108	$12,456	$10,778
10/31/2022	$11,475	$12,811	$10,660
11/30/2022	$11,647	$13,051	$11,058
12/31/2022	$11,583	$12,952	$11,020
1/31/2023	$11,997	$13,459	$11,362
2/28/2023	$11,853	$13,285	$11,083
3/31/2023	$11,921	$13,434	$11,343
4/30/2023	$12,029	$13,564	$11,412
5/31/2023	$11,937	$13,435	$11,294
6/30/2023	$12,133	$13,654	$11,276
7/31/2023	$12,329	$13,848	$11,287
8/31/2023	$12,358	$13,888	$11,219
9/30/2023	$12,178	$13,726	$10,952
10/31/2023	$12,040	$13,556	$10,787
11/30/2023	$12,496	$14,173	$11,273
12/31/2023	$12,910	$14,696	$11,700
1/31/2024	$12,940	$14,698	$11,672
2/29/2024	$12,969	$14,742	$11,532
3/31/2024	$13,129	$14,917	$11,646
4/30/2024	$13,067	$14,768	$11,374
5/31/2024	$13,182	$14,936	$11,562
6/30/2024	$13,299	$15,080	$11,668
7/31/2024	$13,509	$15,376	$11,933
8/31/2024	$13,675	$15,621	$12,108

High Yield Bond Fund

Annual Shareholder Report | August 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class A	10.66	3.36	3.66
Class A with Load	5.63	2.39	3.18
ICE BofA U.S. High Yield Constrained Index (Strategy)	12.47	4.26	4.56
Bloomberg U.S. Universal Bond Index (Regulatory)	7.92	0.34	1.93

KEY FUND STATISTICS

Total net assets	$284,401,028
# of portfolio holdings	259
Portfolio turnover rate	65%
Total advisory fees paid	$1,282,329

What did the Fund invest in?

(Based on long-term investments)

CREDIT QUALITY (% OF LONG-TERM INVESTMENTS)

BBB/Baa	3.6
BB/Ba	46.7
B/B	36.7
CCC/Caa and below	11.0
Not Rated	2.0

TOP TEN HOLDINGS (% OF NET ASSETS)

CCM Merger, Inc., 6.38%, 5/1/2026	1.1
Iron Mountain, Inc., 4.50%, 2/15/2031	1.1
Bristow Group, Inc., 6.88%, 3/1/2028	1.0
GIP III Stetson I LP, 8.75%, 10/31/2028	1.0
Werner FinCo LP/Werner FinCo, Inc., (PIK at 5.75%) 14.50%, 10/15/2028	1.0
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 8/15/2030	0.9
Air Canada Pass-Through Trust, 10.50%, 7/15/2026	0.9
Camelot Return Merger Sub, Inc., 8.75%, 8/1/2028	0.9
CoreCivic, Inc., 8.25%, 4/15/2029	0.9
PG&E Corp., 5.25%, 7/1/2030	0.9

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4323 08-24

Annual Shareholder Report

High Yield Bond Fund

August 31, 2024

Administrator Class

EKHYX

This annual shareholder report contains important information about High Yield Bond Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$84	0.80%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Over the past year, U.S. economic growth has remained healthy, rising 3% year over year, while inflation continued to ease. The U.S. Consumer Price Index (CPI) excluding food and energy fell from 4.1% to 3.2% during the 12 months that ended August 31, 2024, as the Federal Reserve (Fed) held the federal funds rate steady at a range of 5.25‒5.50%. The Fed is poised to begin its rate cutting cycle, thus resuming a balanced approach to its twin mandate of promoting price stability and maximum employment. The combination of resilient growth and moderating inflation has led to broadly easing financial conditions; low corporate defaults relative to investor expectations; and, ultimately, tighter high yield bond spreads.

Security selection has been the focus of portfolio changes and our constant efforts to generate alpha (outperform the market). Ratings allocation and index-relative yield and duration stayed relatively constant. Investments in capital goods, energy, and basic industry contributed to performance. A wood pellet manufacturer, along with the health care and retail sectors, detracted from performance.

Total return based on a $10,000 investment

	Administrator Class	ICE BofA U.S. High Yield Constrained Index	Bloomberg U.S. Universal Bond Index
8/31/2014	$10,000	$10,000	$10,000
9/30/2014	$9,797	$9,790	$9,921
10/31/2014	$9,982	$9,902	$10,018
11/30/2014	$9,928	$9,831	$10,072
12/31/2014	$9,813	$9,686	$10,054
1/31/2015	$9,878	$9,753	$10,245
2/28/2015	$10,066	$9,985	$10,185
3/31/2015	$10,039	$9,932	$10,227
4/30/2015	$10,104	$10,051	$10,215
5/31/2015	$10,141	$10,081	$10,198
6/30/2015	$9,961	$9,927	$10,084
7/31/2015	$9,995	$9,866	$10,142
8/31/2015	$9,814	$9,693	$10,113
9/30/2015	$9,540	$9,441	$10,152
10/31/2015	$9,888	$9,698	$10,185
11/30/2015	$9,736	$9,481	$10,147
12/31/2015	$9,679	$9,236	$10,097
1/31/2016	$9,619	$9,090	$10,208
2/29/2016	$9,750	$9,132	$10,281
3/31/2016	$10,041	$9,536	$10,407
4/30/2016	$10,172	$9,917	$10,478
5/31/2016	$10,209	$9,989	$10,486
6/30/2016	$10,279	$10,097	$10,670
7/31/2016	$10,575	$10,352	$10,758
8/31/2016	$10,745	$10,583	$10,770
9/30/2016	$10,785	$10,651	$10,773
10/31/2016	$10,792	$10,684	$10,701
11/30/2016	$10,672	$10,642	$10,461
12/31/2016	$10,878	$10,851	$10,492
1/31/2017	$10,950	$10,997	$10,529
2/28/2017	$11,159	$11,169	$10,610
3/31/2017	$11,134	$11,145	$10,606
4/30/2017	$11,307	$11,272	$10,694
5/31/2017	$11,417	$11,372	$10,777
6/30/2017	$11,426	$11,384	$10,768
7/31/2017	$11,567	$11,516	$10,821
8/31/2017	$11,577	$11,513	$10,915
9/30/2017	$11,620	$11,616	$10,876
10/31/2017	$11,661	$11,661	$10,889
11/30/2017	$11,669	$11,630	$10,873
12/31/2017	$11,676	$11,664	$10,921
1/31/2018	$11,682	$11,738	$10,816
2/28/2018	$11,554	$11,629	$10,713
3/31/2018	$11,457	$11,557	$10,767
4/30/2018	$11,463	$11,634	$10,695
5/31/2018	$11,438	$11,632	$10,754
6/30/2018	$11,444	$11,672	$10,738
7/31/2018	$11,591	$11,803	$10,761
8/31/2018	$11,672	$11,888	$10,814
9/30/2018	$11,643	$11,957	$10,767
10/31/2018	$11,329	$11,762	$10,677
11/30/2018	$11,302	$11,655	$10,725
12/31/2018	$11,023	$11,399	$10,893
1/31/2019	$11,499	$11,923	$11,043
2/28/2019	$11,799	$12,124	$11,055
3/31/2019	$11,880	$12,243	$11,255
4/30/2019	$12,033	$12,414	$11,271
5/31/2019	$11,748	$12,257	$11,443
6/30/2019	$12,160	$12,557	$11,605
7/31/2019	$12,204	$12,621	$11,640
8/31/2019	$12,209	$12,671	$11,903
9/30/2019	$12,253	$12,711	$11,851
10/31/2019	$12,296	$12,740	$11,890
11/30/2019	$12,486	$12,775	$11,887
12/31/2019	$12,716	$13,042	$11,905
1/31/2020	$12,721	$13,043	$12,119
2/29/2020	$12,422	$12,841	$12,300
3/31/2020	$11,442	$11,331	$12,060
4/30/2020	$11,828	$11,761	$12,301
5/31/2020	$12,214	$12,299	$12,416
6/30/2020	$12,294	$12,419	$12,520
7/31/2020	$12,757	$13,012	$12,740
8/31/2020	$12,913	$13,140	$12,666
9/30/2020	$12,799	$13,004	$12,644
10/31/2020	$12,800	$13,064	$12,598
11/30/2020	$13,228	$13,587	$12,763
12/31/2020	$13,422	$13,846	$12,807
1/31/2021	$13,383	$13,899	$12,726
2/28/2021	$13,344	$13,948	$12,562
3/31/2021	$13,340	$13,972	$12,416
4/30/2021	$13,455	$14,125	$12,520
5/31/2021	$13,453	$14,166	$12,568
6/30/2021	$13,608	$14,359	$12,660
7/31/2021	$13,725	$14,410	$12,787
8/31/2021	$13,843	$14,489	$12,778
9/30/2021	$13,680	$14,494	$12,669
10/31/2021	$13,637	$14,468	$12,659
11/30/2021	$13,555	$14,320	$12,674
12/31/2021	$13,795	$14,589	$12,666
1/31/2022	$13,395	$14,188	$12,388
2/28/2022	$13,321	$14,061	$12,219
3/31/2022	$13,207	$13,931	$11,891
4/30/2022	$12,686	$13,424	$11,448
5/31/2022	$12,657	$13,457	$11,511
6/30/2022	$11,842	$12,541	$11,281
7/31/2022	$12,474	$13,297	$11,564
8/31/2022	$12,193	$12,978	$11,264
9/30/2022	$11,788	$12,456	$10,778
10/31/2022	$12,136	$12,811	$10,660
11/30/2022	$12,362	$13,051	$11,058
12/31/2022	$12,253	$12,952	$11,020
1/31/2023	$12,735	$13,459	$11,362
2/28/2023	$12,541	$13,285	$11,083
3/31/2023	$12,657	$13,434	$11,343
4/30/2023	$12,730	$13,564	$11,412
5/31/2023	$12,634	$13,435	$11,294
6/30/2023	$12,843	$13,654	$11,276
7/31/2023	$13,051	$13,848	$11,287
8/31/2023	$13,084	$13,888	$11,219
9/30/2023	$12,939	$13,726	$10,952
10/31/2023	$12,750	$13,556	$10,787
11/30/2023	$13,279	$14,173	$11,273
12/31/2023	$13,674	$14,696	$11,700
1/31/2024	$13,707	$14,698	$11,672
2/29/2024	$13,739	$14,742	$11,532
3/31/2024	$13,956	$14,917	$11,646
4/30/2024	$13,845	$14,768	$11,374
5/31/2024	$13,969	$14,936	$11,562
6/30/2024	$14,095	$15,080	$11,668
7/31/2024	$14,366	$15,376	$11,933
8/31/2024	$14,496	$15,621	$12,108

High Yield Bond Fund

Annual Shareholder Report | August 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Administrator Class	10.79	3.49	3.78
ICE BofA U.S. High Yield Constrained Index (Strategy)	12.47	4.26	4.56
Bloomberg U.S. Universal Bond Index (Regulatory)	7.92	0.34	1.93

KEY FUND STATISTICS

Total net assets	$284,401,028
# of portfolio holdings	259
Portfolio turnover rate	65%
Total advisory fees paid	$1,282,329

What did the Fund invest in?

(Based on long-term investments)

CREDIT QUALITY (% OF LONG-TERM INVESTMENTS)

BBB/Baa	3.6
BB/Ba	46.7
B/B	36.7
CCC/Caa and below	11.0
Not Rated	2.0

TOP TEN HOLDINGS (% OF NET ASSETS)

CCM Merger, Inc., 6.38%, 5/1/2026	1.1
Iron Mountain, Inc., 4.50%, 2/15/2031	1.1
Bristow Group, Inc., 6.88%, 3/1/2028	1.0
GIP III Stetson I LP, 8.75%, 10/31/2028	1.0
Werner FinCo LP/Werner FinCo, Inc., (PIK at 5.75%) 14.50%, 10/15/2028	1.0
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 8/15/2030	0.9
Air Canada Pass-Through Trust, 10.50%, 7/15/2026	0.9
Camelot Return Merger Sub, Inc., 8.75%, 8/1/2028	0.9
CoreCivic, Inc., 8.25%, 4/15/2029	0.9
PG&E Corp., 5.25%, 7/1/2030	0.9

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0746 08-24

Annual Shareholder Report

Short Duration Government Bond Fund

August 31, 2024

Institutional Class

WSGIX

This annual shareholder report contains important information about Short Duration Government Bond Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$43	0.42%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Over the past year, inflation uncertainty, geopolitical turmoil, and the anticipation of monetary easing kept volatility elevated, allowing for an attractive relative-value-driven trading environment and attractive short-duration spreads. In agency mortgages, we increased exposure late in 2023 and net reduced the exposure this year as spreads tightened. We significantly reduced hybrid adjustable-rate mortgages (ARMs). Partly offsetting that, we continued to increase exposure to collateralized mortgage obligations, which offer the best risk-adjusted return profile in the short-duration space. We modestly reduced exposure to commercial mortgage-backed securities (CMBS) and AAA-rated residential mortgage-backed securities (RMBS) sectors. We added to consumer asset-backed securities (ABS), including credit card ABS, prime auto ABS, and device payment ABS. Security selection and positioning in all spread sectors contributed to 12-month performance. Within agency mortgages, hybrid ARMs were the largest contributor, followed by collateralized mortgage obligations and passthroughs. Within the nongovernment subsectors, ABS drove performance, while holdings in single-asset/single-borrower CMBS and non-QM AAA-rated RMBS also contributed.

Total return based on a $10,000 investment

	Institutional Class	Bloomberg U.S. 1-3 Year Government Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2014	$10,000	$10,000	$10,000
9/30/2014	$9,992	$9,994	$9,932
10/31/2014	$10,023	$10,023	$10,030
11/30/2014	$10,044	$10,038	$10,101
12/31/2014	$10,026	$10,014	$10,110
1/31/2015	$10,078	$10,066	$10,322
2/28/2015	$10,060	$10,044	$10,225
3/31/2015	$10,082	$10,068	$10,273
4/30/2015	$10,086	$10,072	$10,236
5/31/2015	$10,089	$10,080	$10,211
6/30/2015	$10,081	$10,082	$10,100
7/31/2015	$10,096	$10,088	$10,170
8/31/2015	$10,081	$10,084	$10,156
9/30/2015	$10,117	$10,114	$10,224
10/31/2015	$10,102	$10,105	$10,226
11/30/2015	$10,086	$10,081	$10,199
12/31/2015	$10,071	$10,071	$10,166
1/31/2016	$10,137	$10,132	$10,306
2/29/2016	$10,152	$10,143	$10,379
3/31/2016	$10,167	$10,161	$10,474
4/30/2016	$10,172	$10,165	$10,514
5/31/2016	$10,167	$10,154	$10,517
6/30/2016	$10,225	$10,214	$10,706
7/31/2016	$10,232	$10,208	$10,774
8/31/2016	$10,219	$10,192	$10,761
9/30/2016	$10,247	$10,204	$10,755
10/31/2016	$10,243	$10,197	$10,673
11/30/2016	$10,188	$10,155	$10,420
12/31/2016	$10,194	$10,158	$10,435
1/31/2017	$10,210	$10,172	$10,456
2/28/2017	$10,225	$10,182	$10,526
3/31/2017	$10,230	$10,187	$10,520
4/30/2017	$10,256	$10,201	$10,601
5/31/2017	$10,272	$10,215	$10,683
6/30/2017	$10,257	$10,207	$10,672
7/31/2017	$10,285	$10,228	$10,718
8/31/2017	$10,302	$10,248	$10,814
9/30/2017	$10,299	$10,231	$10,763
10/31/2017	$10,296	$10,225	$10,769
11/30/2017	$10,272	$10,203	$10,755
12/31/2017	$10,272	$10,204	$10,805
1/31/2018	$10,239	$10,173	$10,680
2/28/2018	$10,238	$10,168	$10,579
3/31/2018	$10,258	$10,189	$10,647
4/30/2018	$10,235	$10,171	$10,568
5/31/2018	$10,246	$10,209	$10,643
6/30/2018	$10,257	$10,210	$10,630
7/31/2018	$10,258	$10,209	$10,633
8/31/2018	$10,282	$10,243	$10,701
9/30/2018	$10,274	$10,230	$10,632
10/31/2018	$10,277	$10,245	$10,548
11/30/2018	$10,313	$10,282	$10,611
12/31/2018	$10,382	$10,364	$10,806
1/31/2019	$10,419	$10,392	$10,921
2/28/2019	$10,423	$10,403	$10,914
3/31/2019	$10,492	$10,467	$11,124
4/30/2019	$10,517	$10,488	$11,127
5/31/2019	$10,596	$10,566	$11,324
6/30/2019	$10,642	$10,620	$11,466
7/31/2019	$10,644	$10,608	$11,492
8/31/2019	$10,723	$10,694	$11,789
9/30/2019	$10,714	$10,682	$11,727
10/31/2019	$10,749	$10,718	$11,762
11/30/2019	$10,738	$10,714	$11,756
12/31/2019	$10,753	$10,737	$11,748
1/31/2020	$10,830	$10,796	$11,974
2/29/2020	$10,943	$10,892	$12,189
3/31/2020	$10,955	$11,030	$12,118
4/30/2020	$11,045	$11,045	$12,333
5/31/2020	$11,079	$11,054	$12,391
6/30/2020	$11,101	$11,058	$12,469
7/31/2020	$11,099	$11,068	$12,655
8/31/2020	$11,128	$11,066	$12,553
9/30/2020	$11,133	$11,069	$12,546
10/31/2020	$11,137	$11,064	$12,490
11/30/2020	$11,140	$11,069	$12,612
12/31/2020	$11,154	$11,074	$12,630
1/31/2021	$11,166	$11,078	$12,539
2/28/2021	$11,155	$11,072	$12,358
3/31/2021	$11,154	$11,069	$12,204
4/30/2021	$11,154	$11,073	$12,300
5/31/2021	$11,143	$11,084	$12,340
6/30/2021	$11,108	$11,065	$12,427
7/31/2021	$11,119	$11,084	$12,566
8/31/2021	$11,107	$11,083	$12,542
9/30/2021	$11,107	$11,072	$12,433
10/31/2021	$11,073	$11,036	$12,430
11/30/2021	$11,039	$11,031	$12,467
12/31/2021	$11,017	$11,008	$12,435
1/31/2022	$10,938	$10,931	$12,167
2/28/2022	$10,870	$10,886	$12,031
3/31/2022	$10,700	$10,733	$11,697
4/30/2022	$10,611	$10,682	$11,253
5/31/2022	$10,652	$10,745	$11,326
6/30/2022	$10,566	$10,677	$11,148
7/31/2022	$10,611	$10,722	$11,420
8/31/2022	$10,530	$10,637	$11,098
9/30/2022	$10,343	$10,512	$10,618
10/31/2022	$10,273	$10,502	$10,481
11/30/2022	$10,368	$10,571	$10,866
12/31/2022	$10,394	$10,589	$10,817
1/31/2023	$10,514	$10,667	$11,150
2/28/2023	$10,435	$10,585	$10,862
3/31/2023	$10,534	$10,758	$11,138
4/30/2023	$10,576	$10,786	$11,205
5/31/2023	$10,536	$10,749	$11,083
6/30/2023	$10,486	$10,695	$11,044
7/31/2023	$10,520	$10,732	$11,036
8/31/2023	$10,558	$10,774	$10,965
9/30/2023	$10,538	$10,772	$10,687
10/31/2023	$10,555	$10,809	$10,518
11/30/2023	$10,718	$10,921	$10,994
12/31/2023	$10,871	$11,046	$11,415
1/31/2024	$10,926	$11,087	$11,384
2/29/2024	$10,895	$11,039	$11,223
3/31/2024	$10,950	$11,078	$11,327
4/30/2024	$10,920	$11,037	$11,041
5/31/2024	$10,991	$11,114	$11,228
6/30/2024	$11,074	$11,179	$11,334
7/31/2024	$11,194	$11,309	$11,599
8/31/2024	$11,303	$11,410	$11,765

Short Duration Government Bond Fund

Annual Shareholder Report | August 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Institutional Class	7.06	1.06	1.23
Bloomberg U.S. 1-3 Year Government Bond Index (Strategy)	5.90	1.30	1.33
Bloomberg U.S. Aggregate Bond Index (Regulatory)	7.30	(0.04)	1.64

KEY FUND STATISTICS

Total net assets	$180,695,398
# of portfolio holdings	73
Portfolio turnover rate	200%
Total advisory fees paid	$525,612

What did the Fund invest in?

(Based on long-term investments)

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Agency securities	68.6
U.S. Treasury securities	23.2
Asset-backed securities	6.4
Non-agency mortgage-backed securities	1.8

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 4.88%, 11/30/2025	8.8
FNMA, 3.44%, 7/1/2049	8.8
U.S. Treasury Notes, 3.75%, 8/31/2026	5.0
U.S. Treasury Notes, 4.38%, 7/31/2026	4.1
FNMA Series 2012-9 Class CF, 5.91%, 2/25/2042	3.6
FNMA Series 2011-47 Class GF, 6.03%, 6/25/2041	3.5
FNMA Series 2018-1 Class FB, 5.71%, 2/25/2048	3.4
FNMA Series 2017-35 Class MC, 2.62%, 12/25/2044	2.9
FHLMC Series 5399 Class FB, 6.25%, 4/25/2054	2.9
FNMA Series 2017-82 Class FE, 5.71%, 10/25/2047	2.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3145 08-24

Annual Shareholder Report

Short Duration Government Bond Fund

August 31, 2024

Class R6

MSDRX

This annual shareholder report contains important information about Short Duration Government Bond Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$38	0.37%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Over the past year, inflation uncertainty, geopolitical turmoil, and the anticipation of monetary easing kept volatility elevated, allowing for an attractive relative-value-driven trading environment and attractive short-duration spreads. In agency mortgages, we increased exposure late in 2023 and net reduced the exposure this year as spreads tightened. We significantly reduced hybrid adjustable-rate mortgages (ARMs). Partly offsetting that, we continued to increase exposure to collateralized mortgage obligations, which offer the best risk-adjusted return profile in the short-duration space. We modestly reduced exposure to commercial mortgage-backed securities (CMBS) and AAA-rated residential mortgage-backed securities (RMBS) sectors. We added to consumer asset-backed securities (ABS), including credit card ABS, prime auto ABS, and device payment ABS. Security selection and positioning in all spread sectors contributed to 12-month performance. Within agency mortgages, hybrid ARMs were the largest contributor, followed by collateralized mortgage obligations and passthroughs. Within the nongovernment subsectors, ABS drove performance, while holdings in single-asset/single-borrower CMBS and non-QM AAA-rated RMBS also contributed.

Total return based on a $10,000 investment

	Class R6	Bloomberg U.S. 1-3 Year Government Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2014	$10,000	$10,000	$10,000
9/30/2014	$10,003	$9,994	$9,932
10/31/2014	$10,024	$10,023	$10,030
11/30/2014	$10,055	$10,038	$10,101
12/31/2014	$10,028	$10,014	$10,110
1/31/2015	$10,090	$10,066	$10,322
2/28/2015	$10,063	$10,044	$10,225
3/31/2015	$10,095	$10,068	$10,273
4/30/2015	$10,099	$10,072	$10,236
5/31/2015	$10,102	$10,080	$10,211
6/30/2015	$10,096	$10,082	$10,100
7/31/2015	$10,111	$10,088	$10,170
8/31/2015	$10,096	$10,084	$10,156
9/30/2015	$10,122	$10,114	$10,224
10/31/2015	$10,118	$10,105	$10,226
11/30/2015	$10,103	$10,081	$10,199
12/31/2015	$10,088	$10,071	$10,166
1/31/2016	$10,155	$10,132	$10,306
2/29/2016	$10,160	$10,143	$10,379
3/31/2016	$10,185	$10,161	$10,474
4/30/2016	$10,191	$10,165	$10,514
5/31/2016	$10,176	$10,154	$10,517
6/30/2016	$10,245	$10,214	$10,706
7/31/2016	$10,252	$10,208	$10,774
8/31/2016	$10,229	$10,192	$10,761
9/30/2016	$10,258	$10,204	$10,755
10/31/2016	$10,265	$10,197	$10,673
11/30/2016	$10,210	$10,155	$10,420
12/31/2016	$10,216	$10,158	$10,435
1/31/2017	$10,223	$10,172	$10,456
2/28/2017	$10,248	$10,182	$10,526
3/31/2017	$10,254	$10,187	$10,520
4/30/2017	$10,280	$10,201	$10,601
5/31/2017	$10,297	$10,215	$10,683
6/30/2017	$10,282	$10,207	$10,672
7/31/2017	$10,310	$10,228	$10,718
8/31/2017	$10,328	$10,248	$10,814
9/30/2017	$10,325	$10,231	$10,763
10/31/2017	$10,312	$10,225	$10,769
11/30/2017	$10,300	$10,203	$10,755
12/31/2017	$10,300	$10,204	$10,805
1/31/2018	$10,268	$10,173	$10,680
2/28/2018	$10,266	$10,168	$10,579
3/31/2018	$10,287	$10,189	$10,647
4/30/2018	$10,265	$10,171	$10,568
5/31/2018	$10,276	$10,209	$10,643
6/30/2018	$10,288	$10,210	$10,630
7/31/2018	$10,290	$10,209	$10,633
8/31/2018	$10,314	$10,243	$10,701
9/30/2018	$10,306	$10,230	$10,632
10/31/2018	$10,310	$10,245	$10,548
11/30/2018	$10,346	$10,282	$10,611
12/31/2018	$10,416	$10,364	$10,806
1/31/2019	$10,453	$10,392	$10,921
2/28/2019	$10,457	$10,403	$10,914
3/31/2019	$10,528	$10,467	$11,124
4/30/2019	$10,553	$10,488	$11,127
5/31/2019	$10,633	$10,566	$11,324
6/30/2019	$10,679	$10,620	$11,466
7/31/2019	$10,682	$10,608	$11,492
8/31/2019	$10,761	$10,694	$11,789
9/30/2019	$10,764	$10,682	$11,727
10/31/2019	$10,788	$10,718	$11,762
11/30/2019	$10,778	$10,714	$11,756
12/31/2019	$10,804	$10,737	$11,748
1/31/2020	$10,871	$10,796	$11,974
2/29/2020	$10,984	$10,892	$12,189
3/31/2020	$10,997	$11,030	$12,118
4/30/2020	$11,088	$11,045	$12,333
5/31/2020	$11,122	$11,054	$12,391
6/30/2020	$11,145	$11,058	$12,469
7/31/2020	$11,143	$11,068	$12,655
8/31/2020	$11,173	$11,066	$12,553
9/30/2020	$11,179	$11,069	$12,546
10/31/2020	$11,183	$11,064	$12,490
11/30/2020	$11,186	$11,069	$12,612
12/31/2020	$11,200	$11,074	$12,630
1/31/2021	$11,213	$11,078	$12,539
2/28/2021	$11,202	$11,072	$12,358
3/31/2021	$11,203	$11,069	$12,204
4/30/2021	$11,203	$11,073	$12,300
5/31/2021	$11,192	$11,084	$12,340
6/30/2021	$11,158	$11,065	$12,427
7/31/2021	$11,170	$11,084	$12,566
8/31/2021	$11,158	$11,083	$12,542
9/30/2021	$11,158	$11,072	$12,433
10/31/2021	$11,124	$11,036	$12,430
11/30/2021	$11,091	$11,031	$12,467
12/31/2021	$11,070	$11,008	$12,435
1/31/2022	$10,991	$10,931	$12,167
2/28/2022	$10,911	$10,886	$12,031
3/31/2022	$10,753	$10,733	$11,697
4/30/2022	$10,653	$10,682	$11,253
5/31/2022	$10,706	$10,745	$11,326
6/30/2022	$10,621	$10,677	$11,148
7/31/2022	$10,654	$10,722	$11,420
8/31/2022	$10,573	$10,637	$11,098
9/30/2022	$10,398	$10,512	$10,618
10/31/2022	$10,317	$10,502	$10,481
11/30/2022	$10,424	$10,571	$10,866
12/31/2022	$10,451	$10,589	$10,817
1/31/2023	$10,572	$10,667	$11,150
2/28/2023	$10,481	$10,585	$10,862
3/31/2023	$10,593	$10,758	$11,138
4/30/2023	$10,636	$10,786	$11,205
5/31/2023	$10,596	$10,749	$11,083
6/30/2023	$10,546	$10,695	$11,044
7/31/2023	$10,581	$10,732	$11,036
8/31/2023	$10,619	$10,774	$10,965
9/30/2023	$10,600	$10,772	$10,687
10/31/2023	$10,617	$10,809	$10,518
11/30/2023	$10,782	$10,921	$10,994
12/31/2023	$10,936	$11,046	$11,415
1/31/2024	$10,991	$11,087	$11,384
2/29/2024	$10,961	$11,039	$11,223
3/31/2024	$11,017	$11,078	$11,327
4/30/2024	$10,974	$11,037	$11,041
5/31/2024	$11,059	$11,114	$11,228
6/30/2024	$11,142	$11,179	$11,334
7/31/2024	$11,264	$11,309	$11,599
8/31/2024	$11,361	$11,410	$11,765

Short Duration Government Bond Fund

Annual Shareholder Report | August 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class R6	6.99	1.09	1.28
Bloomberg U.S. 1-3 Year Government Bond Index (Strategy)	5.90	1.30	1.33
Bloomberg U.S. Aggregate Bond Index (Regulatory)	7.30	(0.04)	1.64

KEY FUND STATISTICS

Total net assets	$180,695,398
# of portfolio holdings	73
Portfolio turnover rate	200%
Total advisory fees paid	$525,612

What did the Fund invest in?

(Based on long-term investments)

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Agency securities	68.6
U.S. Treasury securities	23.2
Asset-backed securities	6.4
Non-agency mortgage-backed securities	1.8

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 4.88%, 11/30/2025	8.8
FNMA, 3.44%, 7/1/2049	8.8
U.S. Treasury Notes, 3.75%, 8/31/2026	5.0
U.S. Treasury Notes, 4.38%, 7/31/2026	4.1
FNMA Series 2012-9 Class CF, 5.91%, 2/25/2042	3.6
FNMA Series 2011-47 Class GF, 6.03%, 6/25/2041	3.5
FNMA Series 2018-1 Class FB, 5.71%, 2/25/2048	3.4
FNMA Series 2017-35 Class MC, 2.62%, 12/25/2044	2.9
FHLMC Series 5399 Class FB, 6.25%, 4/25/2054	2.9
FNMA Series 2017-82 Class FE, 5.71%, 10/25/2047	2.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4656 08-24

Annual Shareholder Report

Short Duration Government Bond Fund

August 31, 2024

Class C

MSDCX

This annual shareholder report contains important information about Short Duration Government Bond Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$156	1.52%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Over the past year, inflation uncertainty, geopolitical turmoil, and the anticipation of monetary easing kept volatility elevated, allowing for an attractive relative-value-driven trading environment and attractive short-duration spreads. In agency mortgages, we increased exposure late in 2023 and net reduced the exposure this year as spreads tightened. We significantly reduced hybrid adjustable-rate mortgages (ARMs). Partly offsetting that, we continued to increase exposure to collateralized mortgage obligations, which offer the best risk-adjusted return profile in the short-duration space. We modestly reduced exposure to commercial mortgage-backed securities (CMBS) and AAA-rated residential mortgage-backed securities (RMBS) sectors. We added to consumer asset-backed securities (ABS), including credit card ABS, prime auto ABS, and device payment ABS. Security selection and positioning in all spread sectors contributed to 12-month performance. Within agency mortgages, hybrid ARMs were the largest contributor, followed by collateralized mortgage obligations and passthroughs. Within the nongovernment subsectors, ABS drove performance, while holdings in single-asset/single-borrower CMBS and non-QM AAA-rated RMBS also contributed.

Total return based on a $10,000 investment

	Class C with Load	Bloomberg U.S. 1-3 Year Government Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2014	$10,000	$10,000	$10,000
9/30/2014	$9,993	$9,994	$9,932
10/31/2014	$10,004	$10,023	$10,030
11/30/2014	$10,026	$10,038	$10,101
12/31/2014	$9,989	$10,014	$10,110
1/31/2015	$10,031	$10,066	$10,322
2/28/2015	$10,005	$10,044	$10,225
3/31/2015	$10,028	$10,068	$10,273
4/30/2015	$10,022	$10,072	$10,236
5/31/2015	$10,015	$10,080	$10,211
6/30/2015	$9,989	$10,082	$10,100
7/31/2015	$9,995	$10,088	$10,170
8/31/2015	$9,970	$10,084	$10,156
9/30/2015	$9,996	$10,114	$10,224
10/31/2015	$9,972	$10,105	$10,226
11/30/2015	$9,948	$10,081	$10,199
12/31/2015	$9,924	$10,071	$10,166
1/31/2016	$9,979	$10,132	$10,306
2/29/2016	$9,985	$10,143	$10,379
3/31/2016	$9,990	$10,161	$10,474
4/30/2016	$9,986	$10,165	$10,514
5/31/2016	$9,972	$10,154	$10,517
6/30/2016	$10,030	$10,214	$10,706
7/31/2016	$10,017	$10,208	$10,774
8/31/2016	$9,995	$10,192	$10,761
9/30/2016	$10,013	$10,204	$10,755
10/31/2016	$10,000	$10,197	$10,673
11/30/2016	$9,947	$10,155	$10,420
12/31/2016	$9,934	$10,158	$10,435
1/31/2017	$9,940	$10,172	$10,456
2/28/2017	$9,946	$10,182	$10,526
3/31/2017	$9,952	$10,187	$10,520
4/30/2017	$9,958	$10,201	$10,601
5/31/2017	$9,964	$10,215	$10,683
6/30/2017	$9,951	$10,207	$10,672
7/31/2017	$9,958	$10,228	$10,718
8/31/2017	$9,965	$10,248	$10,814
9/30/2017	$9,953	$10,231	$10,763
10/31/2017	$9,941	$10,225	$10,769
11/30/2017	$9,909	$10,203	$10,755
12/31/2017	$9,910	$10,204	$10,805
1/31/2018	$9,859	$10,173	$10,680
2/28/2018	$9,849	$10,168	$10,579
3/31/2018	$9,859	$10,189	$10,647
4/30/2018	$9,828	$10,171	$10,568
5/31/2018	$9,839	$10,209	$10,643
6/30/2018	$9,831	$10,210	$10,630
7/31/2018	$9,823	$10,209	$10,633
8/31/2018	$9,836	$10,243	$10,701
9/30/2018	$9,820	$10,230	$10,632
10/31/2018	$9,814	$10,245	$10,548
11/30/2018	$9,839	$10,282	$10,611
12/31/2018	$9,895	$10,364	$10,806
1/31/2019	$9,921	$10,392	$10,921
2/28/2019	$9,916	$10,403	$10,914
3/31/2019	$9,973	$10,467	$11,124
4/30/2019	$9,987	$10,488	$11,127
5/31/2019	$10,053	$10,566	$11,324
6/30/2019	$10,088	$10,620	$11,466
7/31/2019	$10,080	$10,608	$11,492
8/31/2019	$10,145	$10,694	$11,789
9/30/2019	$10,138	$10,682	$11,727
10/31/2019	$10,151	$10,718	$11,762
11/30/2019	$10,131	$10,714	$11,756
12/31/2019	$10,146	$10,737	$11,748
1/31/2020	$10,199	$10,796	$11,974
2/29/2020	$10,296	$10,892	$12,189
3/31/2020	$10,298	$11,030	$12,118
4/30/2020	$10,374	$11,045	$12,333
5/31/2020	$10,395	$11,054	$12,391
6/30/2020	$10,407	$11,058	$12,469
7/31/2020	$10,395	$11,068	$12,655
8/31/2020	$10,413	$11,066	$12,553
9/30/2020	$10,408	$11,069	$12,546
10/31/2020	$10,402	$11,064	$12,490
11/30/2020	$10,395	$11,069	$12,612
12/31/2020	$10,398	$11,074	$12,630
1/31/2021	$10,399	$11,078	$12,539
2/28/2021	$10,380	$11,072	$12,358
3/31/2021	$10,370	$11,069	$12,204
4/30/2021	$10,360	$11,073	$12,300
5/31/2021	$10,340	$11,084	$12,340
6/30/2021	$10,299	$11,065	$12,427
7/31/2021	$10,299	$11,084	$12,566
8/31/2021	$10,278	$11,083	$12,542
9/30/2021	$10,269	$11,072	$12,433
10/31/2021	$10,217	$11,036	$12,430
11/30/2021	$10,187	$11,031	$12,467
12/31/2021	$10,157	$11,008	$12,435
1/31/2022	$10,075	$10,931	$12,167
2/28/2022	$9,993	$10,886	$12,031
3/31/2022	$9,838	$10,733	$11,697
4/30/2022	$9,736	$10,682	$11,253
5/31/2022	$9,774	$10,745	$11,326
6/30/2022	$9,687	$10,677	$11,148
7/31/2022	$9,719	$10,722	$11,420
8/31/2022	$9,635	$10,637	$11,098
9/30/2022	$9,461	$10,512	$10,618
10/31/2022	$9,394	$10,502	$10,481
11/30/2022	$9,489	$10,571	$10,866
12/31/2022	$9,510	$10,589	$10,817
1/31/2023	$9,617	$10,667	$11,150
2/28/2023	$9,531	$10,585	$10,862
3/31/2023	$9,630	$10,758	$11,138
4/30/2023	$9,666	$10,786	$11,205
5/31/2023	$9,626	$10,749	$11,083
6/30/2023	$9,577	$10,695	$11,044
7/31/2023	$9,605	$10,732	$11,036
8/31/2023	$9,637	$10,774	$10,965
9/30/2023	$9,616	$10,772	$10,687
10/31/2023	$9,628	$10,809	$10,518
11/30/2023	$9,775	$10,921	$10,994
12/31/2023	$9,912	$11,046	$11,415
1/31/2024	$9,959	$11,087	$11,384
2/29/2024	$9,928	$11,039	$11,223
3/31/2024	$9,975	$11,078	$11,327
4/30/2024	$9,933	$11,037	$11,041
5/31/2024	$10,006	$11,114	$11,228
6/30/2024	$10,079	$11,179	$11,334
7/31/2024	$10,185	$11,309	$11,599
8/31/2024	$10,270	$11,410	$11,765

Short Duration Government Bond Fund

Annual Shareholder Report | August 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class C	5.89	(0.06)	0.27
Class C with Load	4.89	(0.06)	0.27
Bloomberg U.S. 1-3 Year Government Bond Index (Strategy)	5.90	1.30	1.33
Bloomberg U.S. Aggregate Bond Index (Regulatory)	7.30	(0.04)	1.64

KEY FUND STATISTICS

Total net assets	$180,695,398
# of portfolio holdings	73
Portfolio turnover rate	200%
Total advisory fees paid	$525,612

What did the Fund invest in?

(Based on long-term investments)

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Agency securities	68.6
U.S. Treasury securities	23.2
Asset-backed securities	6.4
Non-agency mortgage-backed securities	1.8

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 4.88%, 11/30/2025	8.8
FNMA, 3.44%, 7/1/2049	8.8
U.S. Treasury Notes, 3.75%, 8/31/2026	5.0
U.S. Treasury Notes, 4.38%, 7/31/2026	4.1
FNMA Series 2012-9 Class CF, 5.91%, 2/25/2042	3.6
FNMA Series 2011-47 Class GF, 6.03%, 6/25/2041	3.5
FNMA Series 2018-1 Class FB, 5.71%, 2/25/2048	3.4
FNMA Series 2017-35 Class MC, 2.62%, 12/25/2044	2.9
FHLMC Series 5399 Class FB, 6.25%, 4/25/2054	2.9
FNMA Series 2017-82 Class FE, 5.71%, 10/25/2047	2.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0934 08-24

Annual Shareholder Report

Short Duration Government Bond Fund

August 31, 2024

Class A

MSDAX

This annual shareholder report contains important information about Short Duration Government Bond Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$80	0.77%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Over the past year, inflation uncertainty, geopolitical turmoil, and the anticipation of monetary easing kept volatility elevated, allowing for an attractive relative-value-driven trading environment and attractive short-duration spreads. In agency mortgages, we increased exposure late in 2023 and net reduced the exposure this year as spreads tightened. We significantly reduced hybrid adjustable-rate mortgages (ARMs). Partly offsetting that, we continued to increase exposure to collateralized mortgage obligations, which offer the best risk-adjusted return profile in the short-duration space. We modestly reduced exposure to commercial mortgage-backed securities (CMBS) and AAA-rated residential mortgage-backed securities (RMBS) sectors. We added to consumer asset-backed securities (ABS), including credit card ABS, prime auto ABS, and device payment ABS. Security selection and positioning in all spread sectors contributed to 12-month performance. Within agency mortgages, hybrid ARMs were the largest contributor, followed by collateralized mortgage obligations and passthroughs. Within the nongovernment subsectors, ABS drove performance, while holdings in single-asset/single-borrower CMBS and non-QM AAA-rated RMBS also contributed.

Total return based on a $10,000 investment

	Class A with Load	Bloomberg U.S. 1-3 Year Government Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2014	$9,800	$10,000	$10,000
9/30/2014	$9,799	$9,994	$9,932
10/31/2014	$9,817	$10,023	$10,030
11/30/2014	$9,844	$10,038	$10,101
12/31/2014	$9,814	$10,014	$10,110
1/31/2015	$9,872	$10,066	$10,322
2/28/2015	$9,841	$10,044	$10,225
3/31/2015	$9,870	$10,068	$10,273
4/30/2015	$9,870	$10,072	$10,236
5/31/2015	$9,870	$10,080	$10,211
6/30/2015	$9,860	$10,082	$10,100
7/31/2015	$9,862	$10,088	$10,170
8/31/2015	$9,854	$10,084	$10,156
9/30/2015	$9,876	$10,114	$10,224
10/31/2015	$9,868	$10,105	$10,226
11/30/2015	$9,850	$10,081	$10,199
12/31/2015	$9,833	$10,071	$10,166
1/31/2016	$9,894	$10,132	$10,306
2/29/2016	$9,896	$10,143	$10,379
3/31/2016	$9,917	$10,161	$10,474
4/30/2016	$9,909	$10,165	$10,514
5/31/2016	$9,901	$10,154	$10,517
6/30/2016	$9,965	$10,214	$10,706
7/31/2016	$9,958	$10,208	$10,774
8/31/2016	$9,943	$10,192	$10,761
9/30/2016	$9,967	$10,204	$10,755
10/31/2016	$9,970	$10,197	$10,673
11/30/2016	$9,914	$10,155	$10,420
12/31/2016	$9,916	$10,158	$10,435
1/31/2017	$9,919	$10,172	$10,456
2/28/2017	$9,941	$10,182	$10,526
3/31/2017	$9,942	$10,187	$10,520
4/30/2017	$9,965	$10,201	$10,601
5/31/2017	$9,977	$10,215	$10,683
6/30/2017	$9,960	$10,207	$10,672
7/31/2017	$9,974	$10,228	$10,718
8/31/2017	$9,987	$10,248	$10,814
9/30/2017	$9,981	$10,231	$10,763
10/31/2017	$9,975	$10,225	$10,769
11/30/2017	$9,950	$10,203	$10,755
12/31/2017	$9,956	$10,204	$10,805
1/31/2018	$9,911	$10,173	$10,680
2/28/2018	$9,907	$10,168	$10,579
3/31/2018	$9,923	$10,189	$10,647
4/30/2018	$9,899	$10,171	$10,568
5/31/2018	$9,916	$10,209	$10,643
6/30/2018	$9,913	$10,210	$10,630
7/31/2018	$9,912	$10,209	$10,633
8/31/2018	$9,931	$10,243	$10,701
9/30/2018	$9,921	$10,230	$10,632
10/31/2018	$9,921	$10,245	$10,548
11/30/2018	$9,963	$10,282	$10,611
12/31/2018	$10,016	$10,364	$10,806
1/31/2019	$10,049	$10,392	$10,921
2/28/2019	$10,050	$10,403	$10,914
3/31/2019	$10,124	$10,467	$11,124
4/30/2019	$10,134	$10,488	$11,127
5/31/2019	$10,208	$10,566	$11,324
6/30/2019	$10,249	$10,620	$11,466
7/31/2019	$10,248	$10,608	$11,492
8/31/2019	$10,321	$10,694	$11,789
9/30/2019	$10,320	$10,682	$11,727
10/31/2019	$10,340	$10,718	$11,762
11/30/2019	$10,337	$10,714	$11,756
12/31/2019	$10,348	$10,737	$11,748
1/31/2020	$10,419	$10,796	$11,974
2/29/2020	$10,514	$10,892	$12,189
3/31/2020	$10,533	$11,030	$12,118
4/30/2020	$10,606	$11,045	$12,333
5/31/2020	$10,635	$11,054	$12,391
6/30/2020	$10,653	$11,058	$12,469
7/31/2020	$10,659	$11,068	$12,655
8/31/2020	$10,673	$11,066	$12,553
9/30/2020	$10,675	$11,069	$12,546
10/31/2020	$10,675	$11,064	$12,490
11/30/2020	$10,685	$11,069	$12,612
12/31/2020	$10,695	$11,074	$12,630
1/31/2021	$10,693	$11,078	$12,539
2/28/2021	$10,679	$11,072	$12,358
3/31/2021	$10,676	$11,069	$12,204
4/30/2021	$10,672	$11,073	$12,300
5/31/2021	$10,658	$11,084	$12,340
6/30/2021	$10,633	$11,065	$12,427
7/31/2021	$10,629	$11,084	$12,566
8/31/2021	$10,625	$11,083	$12,542
9/30/2021	$10,622	$11,072	$12,433
10/31/2021	$10,575	$11,036	$12,430
11/30/2021	$10,551	$11,031	$12,467
12/31/2021	$10,516	$11,008	$12,435
1/31/2022	$10,447	$10,931	$12,167
2/28/2022	$10,368	$10,886	$12,031
3/31/2022	$10,214	$10,733	$11,697
4/30/2022	$10,115	$10,682	$11,253
5/31/2022	$10,161	$10,745	$11,326
6/30/2022	$10,077	$10,677	$11,148
7/31/2022	$10,106	$10,722	$11,420
8/31/2022	$10,025	$10,637	$11,098
9/30/2022	$9,844	$10,512	$10,618
10/31/2022	$9,774	$10,502	$10,481
11/30/2022	$9,873	$10,571	$10,866
12/31/2022	$9,895	$10,589	$10,817
1/31/2023	$10,006	$10,667	$11,150
2/28/2023	$9,917	$10,585	$10,862
3/31/2023	$10,019	$10,758	$11,138
4/30/2023	$10,056	$10,786	$11,205
5/31/2023	$10,015	$10,749	$11,083
6/30/2023	$9,964	$10,695	$11,044
7/31/2023	$9,994	$10,732	$11,036
8/31/2023	$10,027	$10,774	$10,965
9/30/2023	$10,005	$10,772	$10,687
10/31/2023	$10,018	$10,809	$10,518
11/30/2023	$10,170	$10,921	$10,994
12/31/2023	$10,312	$11,046	$11,415
1/31/2024	$10,361	$11,087	$11,384
2/29/2024	$10,329	$11,039	$11,223
3/31/2024	$10,378	$11,078	$11,327
4/30/2024	$10,335	$11,037	$11,041
5/31/2024	$10,411	$11,114	$11,228
6/30/2024	$10,486	$11,179	$11,334
7/31/2024	$10,597	$11,309	$11,599
8/31/2024	$10,685	$11,410	$11,765

Short Duration Government Bond Fund

Annual Shareholder Report | August 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class A	6.57	0.70	0.87
Class A with Load	4.44	0.29	0.66
Bloomberg U.S. 1-3 Year Government Bond Index (Strategy)	5.90	1.30	1.33
Bloomberg U.S. Aggregate Bond Index (Regulatory)	7.30	(0.04)	1.64

KEY FUND STATISTICS

Total net assets	$180,695,398
# of portfolio holdings	73
Portfolio turnover rate	200%
Total advisory fees paid	$525,612

What did the Fund invest in?

(Based on long-term investments)

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Agency securities	68.6
U.S. Treasury securities	23.2
Asset-backed securities	6.4
Non-agency mortgage-backed securities	1.8

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 4.88%, 11/30/2025	8.8
FNMA, 3.44%, 7/1/2049	8.8
U.S. Treasury Notes, 3.75%, 8/31/2026	5.0
U.S. Treasury Notes, 4.38%, 7/31/2026	4.1
FNMA Series 2012-9 Class CF, 5.91%, 2/25/2042	3.6
FNMA Series 2011-47 Class GF, 6.03%, 6/25/2041	3.5
FNMA Series 2018-1 Class FB, 5.71%, 2/25/2048	3.4
FNMA Series 2017-35 Class MC, 2.62%, 12/25/2044	2.9
FHLMC Series 5399 Class FB, 6.25%, 4/25/2054	2.9
FNMA Series 2017-82 Class FE, 5.71%, 10/25/2047	2.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0932 08-24

Annual Shareholder Report

Short Duration Government Bond Fund

August 31, 2024

Administrator Class

MNSGX

This annual shareholder report contains important information about Short Duration Government Bond Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$62	0.60%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Over the past year, inflation uncertainty, geopolitical turmoil, and the anticipation of monetary easing kept volatility elevated, allowing for an attractive relative-value-driven trading environment and attractive short-duration spreads. In agency mortgages, we increased exposure late in 2023 and net reduced the exposure this year as spreads tightened. We significantly reduced hybrid adjustable-rate mortgages (ARMs). Partly offsetting that, we continued to increase exposure to collateralized mortgage obligations, which offer the best risk-adjusted return profile in the short-duration space. We modestly reduced exposure to commercial mortgage-backed securities (CMBS) and AAA-rated residential mortgage-backed securities (RMBS) sectors. We added to consumer asset-backed securities (ABS), including credit card ABS, prime auto ABS, and device payment ABS. Security selection and positioning in all spread sectors contributed to 12-month performance. Within agency mortgages, hybrid ARMs were the largest contributor, followed by collateralized mortgage obligations and passthroughs. Within the nongovernment subsectors, ABS drove performance, while holdings in single-asset/single-borrower CMBS and non-QM AAA-rated RMBS also contributed.

Total return based on a $10,000 investment

	Administrator Class	Bloomberg U.S. 1-3 Year Government Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2014	$10,000	$10,000	$10,000
9/30/2014	$10,001	$9,994	$9,932
10/31/2014	$10,020	$10,023	$10,030
11/30/2014	$10,050	$10,038	$10,101
12/31/2014	$10,020	$10,014	$10,110
1/31/2015	$10,070	$10,066	$10,322
2/28/2015	$10,051	$10,044	$10,225
3/31/2015	$10,082	$10,068	$10,273
4/30/2015	$10,084	$10,072	$10,236
5/31/2015	$10,085	$10,080	$10,211
6/30/2015	$10,066	$10,082	$10,100
7/31/2015	$10,080	$10,088	$10,170
8/31/2015	$10,063	$10,084	$10,156
9/30/2015	$10,097	$10,114	$10,224
10/31/2015	$10,080	$10,105	$10,226
11/30/2015	$10,064	$10,081	$10,199
12/31/2015	$10,047	$10,071	$10,166
1/31/2016	$10,111	$10,132	$10,306
2/29/2016	$10,125	$10,143	$10,379
3/31/2016	$10,138	$10,161	$10,474
4/30/2016	$10,141	$10,165	$10,514
5/31/2016	$10,135	$10,154	$10,517
6/30/2016	$10,201	$10,214	$10,706
7/31/2016	$10,196	$10,208	$10,774
8/31/2016	$10,182	$10,192	$10,761
9/30/2016	$10,209	$10,204	$10,755
10/31/2016	$10,203	$10,197	$10,673
11/30/2016	$10,157	$10,155	$10,420
12/31/2016	$10,151	$10,158	$10,435
1/31/2017	$10,166	$10,172	$10,456
2/28/2017	$10,179	$10,182	$10,526
3/31/2017	$10,193	$10,187	$10,520
4/30/2017	$10,207	$10,201	$10,601
5/31/2017	$10,221	$10,215	$10,683
6/30/2017	$10,215	$10,207	$10,672
7/31/2017	$10,231	$10,228	$10,718
8/31/2017	$10,246	$10,248	$10,814
9/30/2017	$10,242	$10,231	$10,763
10/31/2017	$10,237	$10,225	$10,769
11/30/2017	$10,212	$10,203	$10,755
12/31/2017	$10,221	$10,204	$10,805
1/31/2018	$10,176	$10,173	$10,680
2/28/2018	$10,173	$10,168	$10,579
3/31/2018	$10,192	$10,189	$10,647
4/30/2018	$10,168	$10,171	$10,568
5/31/2018	$10,187	$10,209	$10,643
6/30/2018	$10,186	$10,210	$10,630
7/31/2018	$10,186	$10,209	$10,633
8/31/2018	$10,208	$10,243	$10,701
9/30/2018	$10,199	$10,230	$10,632
10/31/2018	$10,201	$10,245	$10,548
11/30/2018	$10,234	$10,282	$10,611
12/31/2018	$10,301	$10,364	$10,806
1/31/2019	$10,336	$10,392	$10,921
2/28/2019	$10,339	$10,403	$10,914
3/31/2019	$10,406	$10,467	$11,124
4/30/2019	$10,429	$10,488	$11,127
5/31/2019	$10,506	$10,566	$11,324
6/30/2019	$10,550	$10,620	$11,466
7/31/2019	$10,551	$10,608	$11,492
8/31/2019	$10,627	$10,694	$11,789
9/30/2019	$10,627	$10,682	$11,727
10/31/2019	$10,650	$10,718	$11,762
11/30/2019	$10,648	$10,714	$11,756
12/31/2019	$10,661	$10,737	$11,748
1/31/2020	$10,736	$10,796	$11,974
2/29/2020	$10,835	$10,892	$12,189
3/31/2020	$10,857	$11,030	$12,118
4/30/2020	$10,933	$11,045	$12,333
5/31/2020	$10,965	$11,054	$12,391
6/30/2020	$10,986	$11,058	$12,469
7/31/2020	$10,993	$11,068	$12,655
8/31/2020	$11,009	$11,066	$12,553
9/30/2020	$11,013	$11,069	$12,546
10/31/2020	$11,015	$11,064	$12,490
11/30/2020	$11,016	$11,069	$12,612
12/31/2020	$11,039	$11,074	$12,630
1/31/2021	$11,038	$11,078	$12,539
2/28/2021	$11,025	$11,072	$12,358
3/31/2021	$11,024	$11,069	$12,204
4/30/2021	$11,022	$11,073	$12,300
5/31/2021	$11,009	$11,084	$12,340
6/30/2021	$10,973	$11,065	$12,427
7/31/2021	$10,982	$11,084	$12,566
8/31/2021	$10,980	$11,083	$12,542
9/30/2021	$10,978	$11,072	$12,433
10/31/2021	$10,931	$11,036	$12,430
11/30/2021	$10,908	$11,031	$12,467
12/31/2021	$10,874	$11,008	$12,435
1/31/2022	$10,793	$10,931	$12,167
2/28/2022	$10,725	$10,886	$12,031
3/31/2022	$10,556	$10,733	$11,697
4/30/2022	$10,467	$10,682	$11,253
5/31/2022	$10,516	$10,745	$11,326
6/30/2022	$10,431	$10,677	$11,148
7/31/2022	$10,462	$10,722	$11,420
8/31/2022	$10,380	$10,637	$11,098
9/30/2022	$10,195	$10,512	$10,618
10/31/2022	$10,124	$10,502	$10,481
11/30/2022	$10,228	$10,571	$10,866
12/31/2022	$10,252	$10,589	$10,817
1/31/2023	$10,357	$10,667	$11,150
2/28/2023	$10,278	$10,585	$10,862
3/31/2023	$10,385	$10,758	$11,138
4/30/2023	$10,425	$10,786	$11,205
5/31/2023	$10,373	$10,749	$11,083
6/30/2023	$10,321	$10,695	$11,044
7/31/2023	$10,365	$10,732	$11,036
8/31/2023	$10,401	$10,774	$10,965
9/30/2023	$10,368	$10,772	$10,687
10/31/2023	$10,395	$10,809	$10,518
11/30/2023	$10,554	$10,921	$10,994
12/31/2023	$10,703	$11,046	$11,415
1/31/2024	$10,755	$11,087	$11,384
2/29/2024	$10,712	$11,039	$11,223
3/31/2024	$10,776	$11,078	$11,327
4/30/2024	$10,732	$11,037	$11,041
5/31/2024	$10,813	$11,114	$11,228
6/30/2024	$10,881	$11,179	$11,334
7/31/2024	$10,997	$11,309	$11,599
8/31/2024	$11,103	$11,410	$11,765

Short Duration Government Bond Fund

Annual Shareholder Report | August 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Administrator Class	6.75	0.88	1.05
Bloomberg U.S. 1-3 Year Government Bond Index (Strategy)	5.90	1.30	1.33
Bloomberg U.S. Aggregate Bond Index (Regulatory)	7.30	(0.04)	1.64

KEY FUND STATISTICS

Total net assets	$180,695,398
# of portfolio holdings	73
Portfolio turnover rate	200%
Total advisory fees paid	$525,612

What did the Fund invest in?

(Based on long-term investments)

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Agency securities	68.6
U.S. Treasury securities	23.2
Asset-backed securities	6.4
Non-agency mortgage-backed securities	1.8

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 4.88%, 11/30/2025	8.8
FNMA, 3.44%, 7/1/2049	8.8
U.S. Treasury Notes, 3.75%, 8/31/2026	5.0
U.S. Treasury Notes, 4.38%, 7/31/2026	4.1
FNMA Series 2012-9 Class CF, 5.91%, 2/25/2042	3.6
FNMA Series 2011-47 Class GF, 6.03%, 6/25/2041	3.5
FNMA Series 2018-1 Class FB, 5.71%, 2/25/2048	3.4
FNMA Series 2017-35 Class MC, 2.62%, 12/25/2044	2.9
FHLMC Series 5399 Class FB, 6.25%, 4/25/2054	2.9
FNMA Series 2017-82 Class FE, 5.71%, 10/25/2047	2.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0935 08-24

Annual Shareholder Report

Short-Term Bond Plus Fund

August 31, 2024

Institutional Class

SSHIX

This annual shareholder report contains important information about Short-Term Bond Plus Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$30	0.29%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Although they were volatile throughout the 12-month period, yields fell as expectations for a shift in U.S. monetary policy evolved. Investors began the period pricing in additional rate hikes by the U.S. Federal Reserve and ended it expecting a first rate cut. Credit spreads narrowed and remained subdued for much of the period—near the tightest levels in years for many credit sectors.

Portfolio duration modestly extended early in the period and reduced to a neutral position in early 2024. The portfolio was positioned higher in quality and credit exposure was reduced as valuations became more extreme. The portfolio was positioned to benefit from a diversified set of non-benchmark securitized and plus-sector exposures.

The top contributors to performance were sector allocation (including out-of-benchmark exposures in U.S. and non-U.S. plus sectors, including high yield bonds, emerging market debt, and non-U.S. developed market government bonds), credit quality allocation, and security selection. Duration and curve positioning also contributed.

The main detractors from performance were allocations to non-agency collateralized mortgage obligations.

Total return based on a $10,000 investment

	Institutional Class	Bloomberg U.S. 1-3 Year Government/Credit Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2014	$10,000	$10,000	$10,000
9/30/2014	$9,989	$9,992	$9,932
10/31/2014	$10,012	$10,020	$10,030
11/30/2014	$10,021	$10,035	$10,101
12/31/2014	$9,986	$10,009	$10,110
1/31/2015	$10,051	$10,061	$10,322
2/28/2015	$10,041	$10,045	$10,225
3/31/2015	$10,074	$10,068	$10,273
4/30/2015	$10,096	$10,076	$10,236
5/31/2015	$10,096	$10,085	$10,211
6/30/2015	$10,084	$10,081	$10,100
7/31/2015	$10,094	$10,088	$10,170
8/31/2015	$10,082	$10,081	$10,156
9/30/2015	$10,094	$10,111	$10,224
10/31/2015	$10,105	$10,108	$10,226
11/30/2015	$10,094	$10,088	$10,199
12/31/2015	$10,074	$10,075	$10,166
1/31/2016	$10,110	$10,127	$10,306
2/29/2016	$10,122	$10,136	$10,379
3/31/2016	$10,182	$10,173	$10,474
4/30/2016	$10,219	$10,187	$10,514
5/31/2016	$10,221	$10,180	$10,517
6/30/2016	$10,281	$10,241	$10,706
7/31/2016	$10,295	$10,243	$10,774
8/31/2016	$10,298	$10,232	$10,761
9/30/2016	$10,311	$10,244	$10,755
10/31/2016	$10,314	$10,240	$10,673
11/30/2016	$10,279	$10,197	$10,420
12/31/2016	$10,292	$10,204	$10,435
1/31/2017	$10,318	$10,223	$10,456
2/28/2017	$10,345	$10,240	$10,526
3/31/2017	$10,347	$10,245	$10,520
4/30/2017	$10,373	$10,264	$10,601
5/31/2017	$10,398	$10,281	$10,683
6/30/2017	$10,400	$10,277	$10,672
7/31/2017	$10,425	$10,304	$10,718
8/31/2017	$10,451	$10,324	$10,814
9/30/2017	$10,442	$10,312	$10,763
10/31/2017	$10,445	$10,309	$10,769
11/30/2017	$10,424	$10,287	$10,755
12/31/2017	$10,427	$10,290	$10,805
1/31/2018	$10,419	$10,263	$10,680
2/28/2018	$10,412	$10,253	$10,579
3/31/2018	$10,417	$10,269	$10,647
4/30/2018	$10,423	$10,259	$10,568
5/31/2018	$10,454	$10,297	$10,643
6/30/2018	$10,449	$10,298	$10,630
7/31/2018	$10,468	$10,304	$10,633
8/31/2018	$10,500	$10,340	$10,701
9/30/2018	$10,507	$10,333	$10,632
10/31/2018	$10,504	$10,344	$10,548
11/30/2018	$10,526	$10,374	$10,611
12/31/2018	$10,573	$10,455	$10,806
1/31/2019	$10,658	$10,495	$10,921
2/28/2019	$10,694	$10,512	$10,914
3/31/2019	$10,767	$10,581	$11,124
4/30/2019	$10,804	$10,605	$11,127
5/31/2019	$10,865	$10,678	$11,324
6/30/2019	$10,926	$10,738	$11,466
7/31/2019	$10,938	$10,731	$11,492
8/31/2019	$11,012	$10,818	$11,789
9/30/2019	$11,023	$10,812	$11,727
10/31/2019	$11,059	$10,850	$11,762
11/30/2019	$11,057	$10,849	$11,756
12/31/2019	$11,080	$10,876	$11,748
1/31/2020	$11,153	$10,936	$11,974
2/29/2020	$11,225	$11,025	$12,189
3/31/2020	$10,945	$11,059	$12,118
4/30/2020	$11,169	$11,129	$12,333
5/31/2020	$11,330	$11,167	$12,391
6/30/2020	$11,440	$11,189	$12,469
7/31/2020	$11,549	$11,210	$12,655
8/31/2020	$11,587	$11,214	$12,553
9/30/2020	$11,592	$11,215	$12,546
10/31/2020	$11,609	$11,217	$12,490
11/30/2020	$11,706	$11,228	$12,612
12/31/2020	$11,756	$11,238	$12,630
1/31/2021	$11,774	$11,242	$12,539
2/28/2021	$11,778	$11,239	$12,358
3/31/2021	$11,765	$11,234	$12,204
4/30/2021	$11,804	$11,242	$12,300
5/31/2021	$11,819	$11,256	$12,340
6/30/2021	$11,823	$11,238	$12,427
7/31/2021	$11,824	$11,258	$12,566
8/31/2021	$11,834	$11,258	$12,542
9/30/2021	$11,823	$11,248	$12,433
10/31/2021	$11,792	$11,212	$12,430
11/30/2021	$11,776	$11,202	$12,467
12/31/2021	$11,774	$11,185	$12,435
1/31/2022	$11,702	$11,105	$12,167
2/28/2022	$11,627	$11,057	$12,031
3/31/2022	$11,469	$10,907	$11,697
4/30/2022	$11,378	$10,848	$11,253
5/31/2022	$11,406	$10,915	$11,326
6/30/2022	$11,263	$10,838	$11,148
7/31/2022	$11,349	$10,895	$11,420
8/31/2022	$11,278	$10,810	$11,098
9/30/2022	$11,104	$10,678	$10,618
10/31/2022	$11,059	$10,664	$10,481
11/30/2022	$11,185	$10,752	$10,866
12/31/2022	$11,227	$10,773	$10,817
1/31/2023	$11,380	$10,859	$11,150
2/28/2023	$11,299	$10,779	$10,862
3/31/2023	$11,446	$10,935	$11,138
4/30/2023	$11,505	$10,973	$11,205
5/31/2023	$11,473	$10,939	$11,083
6/30/2023	$11,441	$10,895	$11,044
7/31/2023	$11,511	$10,940	$11,036
8/31/2023	$11,555	$10,979	$10,965
9/30/2023	$11,543	$10,974	$10,687
10/31/2023	$11,553	$11,009	$10,518
11/30/2023	$11,737	$11,137	$10,994
12/31/2023	$11,922	$11,270	$11,415
1/31/2024	$11,992	$11,314	$11,384
2/29/2024	$11,960	$11,272	$11,223
3/31/2024	$12,020	$11,317	$11,327
4/30/2024	$11,988	$11,279	$11,041
5/31/2024	$12,096	$11,361	$11,228
6/30/2024	$12,163	$11,425	$11,334
7/31/2024	$12,309	$11,560	$11,599
8/31/2024	$12,417	$11,666	$11,765

Short-Term Bond Plus Fund

Annual Shareholder Report | August 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Institutional Class	7.46	2.43	2.19
Bloomberg U.S. 1-3 Year Government/Credit Bond Index (Strategy)	6.25	1.52	1.55
Bloomberg U.S. Aggregate Bond Index (Regulatory)	7.30	(0.04)	1.64

KEY FUND STATISTICS

Total net assets	$632,939,079
# of portfolio holdings	331
Portfolio turnover rate	131%
Total advisory fees paid	$961,967

What did the Fund invest in?

(Based on long-term investments)

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Corporate bonds and notes	31.6
U.S. Treasury securities	16.8
Yankee corporate bonds and notes	13.4
Agency securities	12.0
Asset-backed securities	10.9
Non-agency mortgage-backed securities	10.2
Foreign government bonds	2.2
Foreign corporate bonds and notes	2.0
Investment companies	0.8
Municipal obligations	0.1

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 0.38%, 12/31/2025	7.6
U.S. Treasury Notes, 1.13%, 1/15/2025	5.8
GNMA, 6.50%, 9/15/2054	4.8
U.S. Treasury Notes, 4.38%, 7/31/2026	3.2
GNMA, 6.00%, 9/15/2054	2.9
GNMA, 5.50%, 9/15/2054	2.5
U.S. Treasury Notes, 3.75%, 8/15/2027	1.2
FNMA, 7.00%, 9/15/2054	1.0
FNMA, 5.00%, 9/15/2039	1.0
iShares 0-5 Year High Yield Corporate Bond ETF	0.9

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3102 08-24

Annual Shareholder Report

Short-Term Bond Plus Fund

August 31, 2024

Class R6

SSTYX

This annual shareholder report contains important information about Short-Term Bond Plus Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$25	0.24%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Although they were volatile throughout the 12-month period, yields fell as expectations for a shift in U.S. monetary policy evolved. Investors began the period pricing in additional rate hikes by the U.S. Federal Reserve and ended it expecting a first rate cut. Credit spreads narrowed and remained subdued for much of the period—near the tightest levels in years for many credit sectors.

Portfolio duration modestly extended early in the period and reduced to a neutral position in early 2024. The portfolio was positioned higher in quality and credit exposure was reduced as valuations became more extreme. The portfolio was positioned to benefit from a diversified set of non-benchmark securitized and plus-sector exposures.

The top contributors to performance were sector allocation (including out-of-benchmark exposures in U.S. and non-U.S. plus sectors, including high yield bonds, emerging market debt, and non-U.S. developed market government bonds), credit quality allocation, and security selection. Duration and curve positioning also contributed.

The main detractors from performance were allocations to non-agency collateralized mortgage obligations.

Total return based on a $10,000 investment

	Class R6	Bloomberg U.S. 1-3 Year Government/Credit Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2014	$10,000	$10,000	$10,000
9/30/2014	$9,989	$9,992	$9,932
10/31/2014	$10,012	$10,020	$10,030
11/30/2014	$10,021	$10,035	$10,101
12/31/2014	$9,986	$10,009	$10,110
1/31/2015	$10,051	$10,061	$10,322
2/28/2015	$10,041	$10,045	$10,225
3/31/2015	$10,074	$10,068	$10,273
4/30/2015	$10,096	$10,076	$10,236
5/31/2015	$10,096	$10,085	$10,211
6/30/2015	$10,084	$10,081	$10,100
7/31/2015	$10,094	$10,088	$10,170
8/31/2015	$10,082	$10,081	$10,156
9/30/2015	$10,094	$10,111	$10,224
10/31/2015	$10,105	$10,108	$10,226
11/30/2015	$10,094	$10,088	$10,199
12/31/2015	$10,074	$10,075	$10,166
1/31/2016	$10,110	$10,127	$10,306
2/29/2016	$10,122	$10,136	$10,379
3/31/2016	$10,182	$10,173	$10,474
4/30/2016	$10,219	$10,187	$10,514
5/31/2016	$10,221	$10,180	$10,517
6/30/2016	$10,281	$10,241	$10,706
7/31/2016	$10,295	$10,243	$10,774
8/31/2016	$10,298	$10,232	$10,761
9/30/2016	$10,311	$10,244	$10,755
10/31/2016	$10,314	$10,240	$10,673
11/30/2016	$10,279	$10,197	$10,420
12/31/2016	$10,292	$10,204	$10,435
1/31/2017	$10,318	$10,223	$10,456
2/28/2017	$10,345	$10,240	$10,526
3/31/2017	$10,347	$10,245	$10,520
4/30/2017	$10,373	$10,264	$10,601
5/31/2017	$10,398	$10,281	$10,683
6/30/2017	$10,400	$10,277	$10,672
7/31/2017	$10,425	$10,304	$10,718
8/31/2017	$10,451	$10,324	$10,814
9/30/2017	$10,442	$10,312	$10,763
10/31/2017	$10,445	$10,309	$10,769
11/30/2017	$10,424	$10,287	$10,755
12/31/2017	$10,427	$10,290	$10,805
1/31/2018	$10,419	$10,263	$10,680
2/28/2018	$10,412	$10,253	$10,579
3/31/2018	$10,417	$10,269	$10,647
4/30/2018	$10,423	$10,259	$10,568
5/31/2018	$10,454	$10,297	$10,643
6/30/2018	$10,449	$10,298	$10,630
7/31/2018	$10,468	$10,304	$10,633
8/31/2018	$10,512	$10,340	$10,701
9/30/2018	$10,508	$10,333	$10,632
10/31/2018	$10,506	$10,344	$10,548
11/30/2018	$10,516	$10,374	$10,611
12/31/2018	$10,575	$10,455	$10,806
1/31/2019	$10,648	$10,495	$10,921
2/28/2019	$10,685	$10,512	$10,914
3/31/2019	$10,759	$10,581	$11,124
4/30/2019	$10,796	$10,605	$11,127
5/31/2019	$10,857	$10,678	$11,324
6/30/2019	$10,919	$10,738	$11,466
7/31/2019	$10,931	$10,731	$11,492
8/31/2019	$11,006	$10,818	$11,789
9/30/2019	$11,017	$10,812	$11,727
10/31/2019	$11,054	$10,850	$11,762
11/30/2019	$11,052	$10,849	$11,756
12/31/2019	$11,088	$10,876	$11,748
1/31/2020	$11,148	$10,936	$11,974
2/29/2020	$11,222	$11,025	$12,189
3/31/2020	$10,942	$11,059	$12,118
4/30/2020	$11,166	$11,129	$12,333
5/31/2020	$11,328	$11,167	$12,391
6/30/2020	$11,438	$11,189	$12,469
7/31/2020	$11,548	$11,210	$12,655
8/31/2020	$11,587	$11,214	$12,553
9/30/2020	$11,592	$11,215	$12,546
10/31/2020	$11,609	$11,217	$12,490
11/30/2020	$11,707	$11,228	$12,612
12/31/2020	$11,757	$11,238	$12,630
1/31/2021	$11,776	$11,242	$12,539
2/28/2021	$11,780	$11,239	$12,358
3/31/2021	$11,781	$11,234	$12,204
4/30/2021	$11,807	$11,242	$12,300
5/31/2021	$11,823	$11,256	$12,340
6/30/2021	$11,827	$11,238	$12,427
7/31/2021	$11,829	$11,258	$12,566
8/31/2021	$11,839	$11,258	$12,542
9/30/2021	$11,842	$11,248	$12,433
10/31/2021	$11,798	$11,212	$12,430
11/30/2021	$11,796	$11,202	$12,467
12/31/2021	$11,795	$11,185	$12,435
1/31/2022	$11,709	$11,105	$12,167
2/28/2022	$11,635	$11,057	$12,031
3/31/2022	$11,477	$10,907	$11,697
4/30/2022	$11,386	$10,848	$11,253
5/31/2022	$11,415	$10,915	$11,326
6/30/2022	$11,285	$10,838	$11,148
7/31/2022	$11,358	$10,895	$11,420
8/31/2022	$11,288	$10,810	$11,098
9/30/2022	$11,114	$10,678	$10,618
10/31/2022	$11,083	$10,664	$10,481
11/30/2022	$11,196	$10,752	$10,866
12/31/2022	$11,239	$10,773	$10,817
1/31/2023	$11,406	$10,859	$11,150
2/28/2023	$11,311	$10,779	$10,862
3/31/2023	$11,460	$10,935	$11,138
4/30/2023	$11,519	$10,973	$11,205
5/31/2023	$11,487	$10,939	$11,083
6/30/2023	$11,456	$10,895	$11,044
7/31/2023	$11,526	$10,940	$11,036
8/31/2023	$11,584	$10,979	$10,965
9/30/2023	$11,560	$10,974	$10,687
10/31/2023	$11,584	$11,009	$10,518
11/30/2023	$11,768	$11,137	$10,994
12/31/2023	$11,941	$11,270	$11,415
1/31/2024	$12,011	$11,314	$11,384
2/29/2024	$11,980	$11,272	$11,223
3/31/2024	$12,055	$11,317	$11,327
4/30/2024	$12,009	$11,279	$11,041
5/31/2024	$12,132	$11,361	$11,228
6/30/2024	$12,186	$11,425	$11,334
7/31/2024	$12,332	$11,560	$11,599
8/31/2024	$12,456	$11,666	$11,765

Short-Term Bond Plus Fund

Annual Shareholder Report | August 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class R6Footnote Reference*	7.52	2.51	2.22
Bloomberg U.S. 1-3 Year Government/Credit Bond Index (Strategy)	6.25	1.52	1.55
Bloomberg U.S. Aggregate Bond Index (Regulatory)	7.30	(0.04)	1.64

KEY FUND STATISTICS

Total net assets	$632,939,079
# of portfolio holdings	331
Portfolio turnover rate	131%
Total advisory fees paid	$961,967
Footnote	Description
Footnote*	Historical performance shown for the Class R6 shares prior to their inception on July 31, 2018 reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

What did the Fund invest in?

(Based on long-term investments)

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Corporate bonds and notes	31.6
U.S. Treasury securities	16.8
Yankee corporate bonds and notes	13.4
Agency securities	12.0
Asset-backed securities	10.9
Non-agency mortgage-backed securities	10.2
Foreign government bonds	2.2
Foreign corporate bonds and notes	2.0
Investment companies	0.8
Municipal obligations	0.1

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 0.38%, 12/31/2025	7.6
U.S. Treasury Notes, 1.13%, 1/15/2025	5.8
GNMA, 6.50%, 9/15/2054	4.8
U.S. Treasury Notes, 4.38%, 7/31/2026	3.2
GNMA, 6.00%, 9/15/2054	2.9
GNMA, 5.50%, 9/15/2054	2.5
U.S. Treasury Notes, 3.75%, 8/15/2027	1.2
FNMA, 7.00%, 9/15/2054	1.0
FNMA, 5.00%, 9/15/2039	1.0
iShares 0-5 Year High Yield Corporate Bond ETF	0.9

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4812 08-24

Annual Shareholder Report

Short-Term Bond Plus Fund

August 31, 2024

Class C

WFSHX

This annual shareholder report contains important information about Short-Term Bond Plus Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$140	1.36%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Although they were volatile throughout the 12-month period, yields fell as expectations for a shift in U.S. monetary policy evolved. Investors began the period pricing in additional rate hikes by the U.S. Federal Reserve and ended it expecting a first rate cut. Credit spreads narrowed and remained subdued for much of the period—near the tightest levels in years for many credit sectors.

Portfolio duration modestly extended early in the period and reduced to a neutral position in early 2024. The portfolio was positioned higher in quality and credit exposure was reduced as valuations became more extreme. The portfolio was positioned to benefit from a diversified set of non-benchmark securitized and plus-sector exposures.

The top contributors to performance were sector allocation (including out-of-benchmark exposures in U.S. and non-U.S. plus sectors, including high yield bonds, emerging market debt, and non-U.S. developed market government bonds), credit quality allocation, and security selection. Duration and curve positioning also contributed.

The main detractors from performance were allocations to non-agency collateralized mortgage obligations.

Total return based on a $10,000 investment

	Class C with Load	Bloomberg U.S. 1-3 Year Government/Credit Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2014	$10,000	$10,000	$10,000
9/30/2014	$9,980	$9,992	$9,932
10/31/2014	$9,994	$10,020	$10,030
11/30/2014	$10,006	$10,035	$10,101
12/31/2014	$9,962	$10,009	$10,110
1/31/2015	$10,007	$10,061	$10,322
2/28/2015	$10,000	$10,045	$10,225
3/31/2015	$10,014	$10,068	$10,273
4/30/2015	$10,028	$10,076	$10,236
5/31/2015	$10,030	$10,085	$10,211
6/30/2015	$10,010	$10,081	$10,100
7/31/2015	$10,012	$10,088	$10,170
8/31/2015	$9,991	$10,081	$10,156
9/30/2015	$9,994	$10,111	$10,224
10/31/2015	$9,997	$10,108	$10,226
11/30/2015	$9,978	$10,088	$10,199
12/31/2015	$9,950	$10,075	$10,166
1/31/2016	$9,977	$10,127	$10,306
2/29/2016	$9,970	$10,136	$10,379
3/31/2016	$10,020	$10,173	$10,474
4/30/2016	$10,049	$10,187	$10,514
5/31/2016	$10,043	$10,180	$10,517
6/30/2016	$10,093	$10,241	$10,706
7/31/2016	$10,110	$10,243	$10,774
8/31/2016	$10,093	$10,232	$10,761
9/30/2016	$10,098	$10,244	$10,755
10/31/2016	$10,092	$10,240	$10,673
11/30/2016	$10,050	$10,197	$10,420
12/31/2016	$10,054	$10,204	$10,435
1/31/2017	$10,071	$10,223	$10,456
2/28/2017	$10,090	$10,240	$10,526
3/31/2017	$10,094	$10,245	$10,520
4/30/2017	$10,100	$10,264	$10,601
5/31/2017	$10,128	$10,281	$10,683
6/30/2017	$10,121	$10,277	$10,672
7/31/2017	$10,137	$10,304	$10,718
8/31/2017	$10,143	$10,324	$10,814
9/30/2017	$10,137	$10,312	$10,763
10/31/2017	$10,131	$10,309	$10,769
11/30/2017	$10,103	$10,287	$10,755
12/31/2017	$10,097	$10,290	$10,805
1/31/2018	$10,069	$10,263	$10,680
2/28/2018	$10,054	$10,253	$10,579
3/31/2018	$10,050	$10,269	$10,647
4/30/2018	$10,048	$10,259	$10,568
5/31/2018	$10,081	$10,297	$10,643
6/30/2018	$10,067	$10,298	$10,630
7/31/2018	$10,077	$10,304	$10,633
8/31/2018	$10,098	$10,340	$10,701
9/30/2018	$10,097	$10,333	$10,632
10/31/2018	$10,086	$10,344	$10,548
11/30/2018	$10,098	$10,374	$10,611
12/31/2018	$10,134	$10,455	$10,806
1/31/2019	$10,195	$10,495	$10,921
2/28/2019	$10,222	$10,512	$10,914
3/31/2019	$10,295	$10,581	$11,124
4/30/2019	$10,321	$10,605	$11,127
5/31/2019	$10,371	$10,678	$11,324
6/30/2019	$10,420	$10,738	$11,466
7/31/2019	$10,411	$10,731	$11,492
8/31/2019	$10,484	$10,818	$11,789
9/30/2019	$10,474	$10,812	$11,727
10/31/2019	$10,499	$10,850	$11,762
11/30/2019	$10,500	$10,849	$11,756
12/31/2019	$10,513	$10,876	$11,748
1/31/2020	$10,573	$10,936	$11,974
2/29/2020	$10,633	$11,025	$12,189
3/31/2020	$10,347	$11,059	$12,118
4/30/2020	$10,562	$11,129	$12,333
5/31/2020	$10,693	$11,167	$12,391
6/30/2020	$10,800	$11,189	$12,469
7/31/2020	$10,882	$11,210	$12,655
8/31/2020	$10,914	$11,214	$12,553
9/30/2020	$10,909	$11,215	$12,546
10/31/2020	$10,915	$11,217	$12,490
11/30/2020	$10,997	$11,228	$12,612
12/31/2020	$11,034	$11,238	$12,630
1/31/2021	$11,041	$11,242	$12,539
2/28/2021	$11,036	$11,239	$12,358
3/31/2021	$11,029	$11,234	$12,204
4/30/2021	$11,043	$11,242	$12,300
5/31/2021	$11,048	$11,256	$12,340
6/30/2021	$11,042	$11,238	$12,427
7/31/2021	$11,033	$11,258	$12,566
8/31/2021	$11,033	$11,258	$12,542
9/30/2021	$11,026	$11,248	$12,433
10/31/2021	$10,977	$11,212	$12,430
11/30/2021	$10,965	$11,202	$12,467
12/31/2021	$10,948	$11,185	$12,435
1/31/2022	$10,864	$11,105	$12,167
2/28/2022	$10,786	$11,057	$12,031
3/31/2022	$10,630	$10,907	$11,697
4/30/2022	$10,536	$10,848	$11,253
5/31/2022	$10,553	$10,915	$11,326
6/30/2022	$10,423	$10,838	$11,148
7/31/2022	$10,485	$10,895	$11,420
8/31/2022	$10,418	$10,810	$11,098
9/30/2022	$10,255	$10,678	$10,618
10/31/2022	$10,212	$10,664	$10,481
11/30/2022	$10,326	$10,752	$10,866
12/31/2022	$10,361	$10,773	$10,817
1/31/2023	$10,501	$10,859	$11,150
2/28/2023	$10,424	$10,779	$10,862
3/31/2023	$10,544	$10,935	$11,138
4/30/2023	$10,597	$10,973	$11,205
5/31/2023	$10,564	$10,939	$11,083
6/30/2023	$10,532	$10,895	$11,044
7/31/2023	$10,606	$10,940	$11,036
8/31/2023	$10,643	$10,979	$10,965
9/30/2023	$10,630	$10,974	$10,687
10/31/2023	$10,636	$11,009	$10,518
11/30/2023	$10,802	$11,137	$10,994
12/31/2023	$10,969	$11,270	$11,415
1/31/2024	$11,031	$11,314	$11,384
2/29/2024	$11,000	$11,272	$11,223
3/31/2024	$11,051	$11,317	$11,327
4/30/2024	$11,020	$11,279	$11,041
5/31/2024	$11,115	$11,361	$11,228
6/30/2024	$11,174	$11,425	$11,334
7/31/2024	$11,292	$11,560	$11,599
8/31/2024	$11,401	$11,666	$11,765

Short-Term Bond Plus Fund

Annual Shareholder Report | August 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class C	6.32	1.38	1.32
Class C with Load	5.32	1.38	1.32
Bloomberg U.S. 1-3 Year Government/Credit Bond Index (Strategy)	6.25	1.52	1.55
Bloomberg U.S. Aggregate Bond Index (Regulatory)	7.30	(0.04)	1.64

KEY FUND STATISTICS

Total net assets	$632,939,079
# of portfolio holdings	331
Portfolio turnover rate	131%
Total advisory fees paid	$961,967

What did the Fund invest in?

(Based on long-term investments)

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Corporate bonds and notes	31.6
U.S. Treasury securities	16.8
Yankee corporate bonds and notes	13.4
Agency securities	12.0
Asset-backed securities	10.9
Non-agency mortgage-backed securities	10.2
Foreign government bonds	2.2
Foreign corporate bonds and notes	2.0
Investment companies	0.8
Municipal obligations	0.1

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 0.38%, 12/31/2025	7.6
U.S. Treasury Notes, 1.13%, 1/15/2025	5.8
GNMA, 6.50%, 9/15/2054	4.8
U.S. Treasury Notes, 4.38%, 7/31/2026	3.2
GNMA, 6.00%, 9/15/2054	2.9
GNMA, 5.50%, 9/15/2054	2.5
U.S. Treasury Notes, 3.75%, 8/15/2027	1.2
FNMA, 7.00%, 9/15/2054	1.0
FNMA, 5.00%, 9/15/2039	1.0
iShares 0-5 Year High Yield Corporate Bond ETF	0.9

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3540 08-24

Annual Shareholder Report

Short-Term Bond Plus Fund

August 31, 2024

Class A

SSTVX

This annual shareholder report contains important information about Short-Term Bond Plus Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$63	0.61%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Although they were volatile throughout the 12-month period, yields fell as expectations for a shift in U.S. monetary policy evolved. Investors began the period pricing in additional rate hikes by the U.S. Federal Reserve and ended it expecting a first rate cut. Credit spreads narrowed and remained subdued for much of the period—near the tightest levels in years for many credit sectors.

Portfolio duration modestly extended early in the period and reduced to a neutral position in early 2024. The portfolio was positioned higher in quality and credit exposure was reduced as valuations became more extreme. The portfolio was positioned to benefit from a diversified set of non-benchmark securitized and plus-sector exposures.

The top contributors to performance were sector allocation (including out-of-benchmark exposures in U.S. and non-U.S. plus sectors, including high yield bonds, emerging market debt, and non-U.S. developed market government bonds), credit quality allocation, and security selection. Duration and curve positioning also contributed.

The main detractors from performance were allocations to non-agency collateralized mortgage obligations.

Total return based on a $10,000 investment

	Class A with Load	Bloomberg U.S. 1-3 Year Government/Credit Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2014	$9,800	$10,000	$10,000
9/30/2014	$9,798	$9,992	$9,932
10/31/2014	$9,806	$10,020	$10,030
11/30/2014	$9,825	$10,035	$10,101
12/31/2014	$9,787	$10,009	$10,110
1/31/2015	$9,838	$10,061	$10,322
2/28/2015	$9,837	$10,045	$10,225
3/31/2015	$9,856	$10,068	$10,273
4/30/2015	$9,876	$10,076	$10,236
5/31/2015	$9,885	$10,085	$10,211
6/30/2015	$9,871	$10,081	$10,100
7/31/2015	$9,879	$10,088	$10,170
8/31/2015	$9,865	$10,081	$10,156
9/30/2015	$9,874	$10,111	$10,224
10/31/2015	$9,883	$10,108	$10,226
11/30/2015	$9,871	$10,088	$10,199
12/31/2015	$9,849	$10,075	$10,166
1/31/2016	$9,881	$10,127	$10,306
2/29/2016	$9,881	$10,136	$10,379
3/31/2016	$9,937	$10,173	$10,474
4/30/2016	$9,971	$10,187	$10,514
5/31/2016	$9,971	$10,180	$10,517
6/30/2016	$10,028	$10,241	$10,706
7/31/2016	$10,051	$10,243	$10,774
8/31/2016	$10,040	$10,232	$10,761
9/30/2016	$10,051	$10,244	$10,755
10/31/2016	$10,051	$10,240	$10,673
11/30/2016	$10,016	$10,197	$10,420
12/31/2016	$10,038	$10,204	$10,435
1/31/2017	$10,049	$10,223	$10,456
2/28/2017	$10,074	$10,240	$10,526
3/31/2017	$10,085	$10,245	$10,520
4/30/2017	$10,097	$10,264	$10,601
5/31/2017	$10,131	$10,281	$10,683
6/30/2017	$10,131	$10,277	$10,672
7/31/2017	$10,153	$10,304	$10,718
8/31/2017	$10,165	$10,324	$10,814
9/30/2017	$10,166	$10,312	$10,763
10/31/2017	$10,166	$10,309	$10,769
11/30/2017	$10,144	$10,287	$10,755
12/31/2017	$10,145	$10,290	$10,805
1/31/2018	$10,123	$10,263	$10,680
2/28/2018	$10,114	$10,253	$10,579
3/31/2018	$10,117	$10,269	$10,647
4/30/2018	$10,121	$10,259	$10,568
5/31/2018	$10,160	$10,297	$10,643
6/30/2018	$10,152	$10,298	$10,630
7/31/2018	$10,169	$10,304	$10,633
8/31/2018	$10,197	$10,340	$10,701
9/30/2018	$10,203	$10,333	$10,632
10/31/2018	$10,197	$10,344	$10,548
11/30/2018	$10,216	$10,374	$10,611
12/31/2018	$10,259	$10,455	$10,806
1/31/2019	$10,327	$10,495	$10,921
2/28/2019	$10,360	$10,512	$10,914
3/31/2019	$10,441	$10,581	$11,124
4/30/2019	$10,474	$10,605	$11,127
5/31/2019	$10,531	$10,678	$11,324
6/30/2019	$10,588	$10,738	$11,466
7/31/2019	$10,585	$10,731	$11,492
8/31/2019	$10,666	$10,818	$11,789
9/30/2019	$10,662	$10,812	$11,727
10/31/2019	$10,695	$10,850	$11,762
11/30/2019	$10,702	$10,849	$11,756
12/31/2019	$10,722	$10,876	$11,748
1/31/2020	$10,790	$10,936	$11,974
2/29/2020	$10,858	$11,025	$12,189
3/31/2020	$10,572	$11,059	$12,118
4/30/2020	$10,799	$11,129	$12,333
5/31/2020	$10,940	$11,167	$12,391
6/30/2020	$11,056	$11,189	$12,469
7/31/2020	$11,147	$11,210	$12,655
8/31/2020	$11,195	$11,214	$12,553
9/30/2020	$11,185	$11,215	$12,546
10/31/2020	$11,211	$11,217	$12,490
11/30/2020	$11,290	$11,228	$12,612
12/31/2020	$11,348	$11,238	$12,630
1/31/2021	$11,364	$11,242	$12,539
2/28/2021	$11,365	$11,239	$12,358
3/31/2021	$11,351	$11,234	$12,204
4/30/2021	$11,373	$11,242	$12,300
5/31/2021	$11,398	$11,256	$12,340
6/30/2021	$11,387	$11,238	$12,427
7/31/2021	$11,398	$11,258	$12,566
8/31/2021	$11,392	$11,258	$12,542
9/30/2021	$11,391	$11,248	$12,433
10/31/2021	$11,359	$11,212	$12,430
11/30/2021	$11,342	$11,202	$12,467
12/31/2021	$11,336	$11,185	$12,435
1/31/2022	$11,265	$11,105	$12,167
2/28/2022	$11,178	$11,057	$12,031
3/31/2022	$11,037	$10,907	$11,697
4/30/2022	$10,946	$10,848	$11,253
5/31/2022	$10,958	$10,915	$11,326
6/30/2022	$10,831	$10,838	$11,148
7/31/2022	$10,898	$10,895	$11,420
8/31/2022	$10,841	$10,810	$11,098
9/30/2022	$10,671	$10,678	$10,618
10/31/2022	$10,626	$10,664	$10,481
11/30/2022	$10,745	$10,752	$10,866
12/31/2022	$10,781	$10,773	$10,817
1/31/2023	$10,927	$10,859	$11,150
2/28/2023	$10,847	$10,779	$10,862
3/31/2023	$10,972	$10,935	$11,138
4/30/2023	$11,026	$10,973	$11,205
5/31/2023	$10,993	$10,939	$11,083
6/30/2023	$10,959	$10,895	$11,044
7/31/2023	$11,036	$10,940	$11,036
8/31/2023	$11,075	$10,979	$10,965
9/30/2023	$11,061	$10,974	$10,687
10/31/2023	$11,068	$11,009	$10,518
11/30/2023	$11,241	$11,137	$10,994
12/31/2023	$11,414	$11,270	$11,415
1/31/2024	$11,479	$11,314	$11,384
2/29/2024	$11,446	$11,272	$11,223
3/31/2024	$11,500	$11,317	$11,327
4/30/2024	$11,467	$11,279	$11,041
5/31/2024	$11,566	$11,361	$11,228
6/30/2024	$11,628	$11,425	$11,334
7/31/2024	$11,750	$11,560	$11,599
8/31/2024	$11,864	$11,666	$11,765

Short-Term Bond Plus Fund

Annual Shareholder Report | August 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class A	7.12	2.15	1.93
Class A with Load	4.98	1.74	1.72
Bloomberg U.S. 1-3 Year Government/Credit Bond Index (Strategy)	6.25	1.52	1.55
Bloomberg U.S. Aggregate Bond Index (Regulatory)	7.30	(0.04)	1.64

KEY FUND STATISTICS

Total net assets	$632,939,079
# of portfolio holdings	331
Portfolio turnover rate	131%
Total advisory fees paid	$961,967

What did the Fund invest in?

(Based on long-term investments)

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Corporate bonds and notes	31.6
U.S. Treasury securities	16.8
Yankee corporate bonds and notes	13.4
Agency securities	12.0
Asset-backed securities	10.9
Non-agency mortgage-backed securities	10.2
Foreign government bonds	2.2
Foreign corporate bonds and notes	2.0
Investment companies	0.8
Municipal obligations	0.1

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 0.38%, 12/31/2025	7.6
U.S. Treasury Notes, 1.13%, 1/15/2025	5.8
GNMA, 6.50%, 9/15/2054	4.8
U.S. Treasury Notes, 4.38%, 7/31/2026	3.2
GNMA, 6.00%, 9/15/2054	2.9
GNMA, 5.50%, 9/15/2054	2.5
U.S. Treasury Notes, 3.75%, 8/15/2027	1.2
FNMA, 7.00%, 9/15/2054	1.0
FNMA, 5.00%, 9/15/2039	1.0
iShares 0-5 Year High Yield Corporate Bond ETF	0.9

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3005 08-24

Annual Shareholder Report

August 31, 2024

Short-Term High Income Fund

Institutional Class

STYIX

This annual shareholder report contains important information about Short-Term High Income Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$52	0.50%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Over the past year, U.S. economic growth has remained healthy, rising 3% year over year, while inflation continued to ease. The U.S. Consumer Price Index excluding food and energy fell from 4.1% to 3.2% during the 12 months that ended August 31, 2024, as the Federal Reserve (Fed) held the federal funds rate steady at a range of 5.25–5.50%. The Fed is poised to begin its rate cutting cycle, thus resuming a balanced approach to its twin mandate of promoting price stability and maximum employment. The combination of resilient growth and moderating inflation has led to broadly easing financial conditions; low corporate defaults relative to investor expectations; and, ultimately, tighter high yield bond spreads.

Security selections did not result in any meaningful year-over-year changes to ratings allocation or the portfolio yield advantage compared to the benchmark. Over the past year, portfolio duration extended by one-third of a year and is now neutral compared to the benchmark. Investments in services, energy, and recreation and travel contributed to performance, as did an overweight to B-rated and lower credits. Utilities, insurance, and financials detracted from performance, along with an overweight to BBB-rated bonds.

Total return based on a $10,000 investment

	Institutional Class	ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index	Bloomberg U.S. Universal Bond Index
8/31/2014	$10,000	$10,000	$10,000
9/30/2014	$9,932	$9,920	$9,921
10/31/2014	$9,997	$10,007	$10,018
11/30/2014	$10,015	$10,005	$10,072
12/31/2014	$9,945	$9,987	$10,054
1/31/2015	$9,986	$10,028	$10,245
2/28/2015	$10,115	$10,130	$10,185
3/31/2015	$10,132	$10,135	$10,227
4/30/2015	$10,184	$10,210	$10,215
5/31/2015	$10,212	$10,256	$10,198
6/30/2015	$10,177	$10,222	$10,084
7/31/2015	$10,215	$10,226	$10,142
8/31/2015	$10,190	$10,177	$10,113
9/30/2015	$10,142	$10,095	$10,152
10/31/2015	$10,246	$10,252	$10,185
11/30/2015	$10,198	$10,173	$10,147
12/31/2015	$10,175	$10,107	$10,097
1/31/2016	$10,177	$10,047	$10,208
2/29/2016	$10,217	$10,152	$10,281
3/31/2016	$10,334	$10,328	$10,407
4/30/2016	$10,400	$10,496	$10,478
5/31/2016	$10,428	$10,556	$10,486
6/30/2016	$10,444	$10,613	$10,670
7/31/2016	$10,524	$10,744	$10,758
8/31/2016	$10,566	$10,828	$10,770
9/30/2016	$10,595	$10,866	$10,773
10/31/2016	$10,598	$10,887	$10,701
11/30/2016	$10,601	$10,877	$10,461
12/31/2016	$10,669	$10,961	$10,492
1/31/2017	$10,685	$11,003	$10,529
2/28/2017	$10,726	$11,060	$10,610
3/31/2017	$10,727	$11,070	$10,606
4/30/2017	$10,779	$11,149	$10,694
5/31/2017	$10,806	$11,206	$10,777
6/30/2017	$10,821	$11,228	$10,768
7/31/2017	$10,863	$11,279	$10,821
8/31/2017	$10,865	$11,305	$10,915
9/30/2017	$10,894	$11,357	$10,876
10/31/2017	$10,922	$11,371	$10,889
11/30/2017	$10,923	$11,358	$10,873
12/31/2017	$10,938	$11,360	$10,921
1/31/2018	$10,968	$11,377	$10,816
2/28/2018	$10,957	$11,342	$10,713
3/31/2018	$10,959	$11,334	$10,767
4/30/2018	$11,004	$11,389	$10,695
5/31/2018	$11,007	$11,415	$10,754
6/30/2018	$11,011	$11,424	$10,738
7/31/2018	$11,070	$11,500	$10,761
8/31/2018	$11,116	$11,560	$10,814
9/30/2018	$11,162	$11,603	$10,767
10/31/2018	$11,153	$11,570	$10,677
11/30/2018	$11,143	$11,589	$10,725
12/31/2018	$11,037	$11,512	$10,893
1/31/2019	$11,255	$11,761	$11,043
2/28/2019	$11,345	$11,869	$11,055
3/31/2019	$11,394	$11,946	$11,255
4/30/2019	$11,458	$12,013	$11,271
5/31/2019	$11,436	$11,990	$11,443
6/30/2019	$11,529	$12,154	$11,605
7/31/2019	$11,578	$12,207	$11,640
8/31/2019	$11,627	$12,309	$11,903
9/30/2019	$11,661	$12,331	$11,851
10/31/2019	$11,710	$12,375	$11,890
11/30/2019	$11,744	$12,440	$11,887
12/31/2019	$11,806	$12,512	$11,905
1/31/2020	$11,809	$12,528	$12,119
2/29/2020	$11,711	$12,371	$12,300
3/31/2020	$11,114	$11,538	$12,060
4/30/2020	$11,399	$11,933	$12,301
5/31/2020	$11,701	$12,249	$12,416
6/30/2020	$11,723	$12,383	$12,520
7/31/2020	$11,999	$12,745	$12,740
8/31/2020	$12,099	$12,827	$12,666
9/30/2020	$12,049	$12,737	$12,644
10/31/2020	$12,074	$12,799	$12,598
11/30/2020	$12,355	$13,070	$12,763
12/31/2020	$12,484	$13,193	$12,807
1/31/2021	$12,508	$13,209	$12,726
2/28/2021	$12,550	$13,236	$12,562
3/31/2021	$12,593	$13,306	$12,416
4/30/2021	$12,664	$13,395	$12,520
5/31/2021	$12,722	$13,429	$12,568
6/30/2021	$12,795	$13,498	$12,660
7/31/2021	$12,774	$13,511	$12,787
8/31/2021	$12,831	$13,562	$12,778
9/30/2021	$12,858	$13,552	$12,669
10/31/2021	$12,885	$13,572	$12,659
11/30/2021	$12,818	$13,500	$12,674
12/31/2021	$12,956	$13,621	$12,666
1/31/2022	$12,841	$13,412	$12,388
2/28/2022	$12,838	$13,346	$12,219
3/31/2022	$12,802	$13,254	$11,891
4/30/2022	$12,654	$13,063	$11,448
5/31/2022	$12,667	$13,186	$11,511
6/30/2022	$12,200	$12,770	$11,281
7/31/2022	$12,632	$13,175	$11,564
8/31/2022	$12,518	$13,046	$11,264
9/30/2022	$12,370	$12,854	$10,778
10/31/2022	$12,597	$13,073	$10,660
11/30/2022	$12,730	$13,224	$11,058
12/31/2022	$12,736	$13,202	$11,020
1/31/2023	$12,956	$13,449	$11,362
2/28/2023	$12,899	$13,408	$11,083
3/31/2023	$12,995	$13,499	$11,343
4/30/2023	$13,089	$13,596	$11,412
5/31/2023	$13,053	$13,550	$11,294
6/30/2023	$13,186	$13,672	$11,276
7/31/2023	$13,302	$13,810	$11,287
8/31/2023	$13,352	$13,851	$11,219
9/30/2023	$13,334	$13,818	$10,952
10/31/2023	$13,266	$13,799	$10,787
11/30/2023	$13,491	$14,141	$11,273
12/31/2023	$13,700	$14,372	$11,700
1/31/2024	$13,734	$14,415	$11,672
2/29/2024	$13,785	$14,462	$11,532
3/31/2024	$13,890	$14,573	$11,646
4/30/2024	$13,890	$14,560	$11,374
5/31/2024	$14,016	$14,680	$11,562
6/30/2024	$14,126	$14,781	$11,668
7/31/2024	$14,272	$14,955	$11,933
8/31/2024	$14,421	$15,083	$12,108

Short-Term High Income Fund

Annual Shareholder Report | August 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$1,938,927,345
# of portfolio holdings	181
Portfolio turnover rate	47%
Total advisory fees paid	$7,225,885
	1 Year	5 Years	10 Years
Institutional Class	8.01	4.40	3.73
ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index (Strategy)	8.90	4.15	4.20
Bloomberg U.S. Universal Bond Index (Regulatory)	7.92	0.34	1.93

What did the Fund invest in?

(Based on long-term investments)

EFFECTIVE MATURITY (% OF TOTAL INVESTMENTS)

0-1 year	26.4
1-3 years	47.1
3-5 years	24.9
5-10 years	1.1
30+ years	0.5

TOP TEN HOLDINGS (% OF NET ASSETS)

CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 5/1/2027	1.8
Celanese U.S. Holdings LLC, 6.05%, 3/15/2025	1.5
Fortress Transportation & Infrastructure Investors LLC, 5.50%, 5/1/2028	1.5
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/2026	1.5
SS&C Technologies, Inc., 5.50%, 9/30/2027	1.4
Dave & Buster's, Inc., 7.63%, 11/1/2025	1.4
Kinetik Holdings LP, 6.63%, 12/15/2028	1.3
OneMain Finance Corp., 7.13%, 3/15/2026	1.3
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, 3/1/2027	1.2
Sirius XM Radio, Inc., 5.00%, 8/1/2027	1.2

CREDIT QUALITY (% OF LONG-TERM INVESTMENTS)

A/A	0.1
BBB/Baa	7.2
BB/Ba	58.6
B/B	33.1
Not Rated	1.0

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3170 08-24

Annual Shareholder Report

August 31, 2024

Short-Term High Income Fund

Class C

WFHYX

This annual shareholder report contains important information about Short-Term High Income Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$161	1.56%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Over the past year, U.S. economic growth has remained healthy, rising 3% year over year, while inflation continued to ease. The U.S. Consumer Price Index excluding food and energy fell from 4.1% to 3.2% during the 12 months that ended August 31, 2024, as the Federal Reserve (Fed) held the federal funds rate steady at a range of 5.25–5.50%. The Fed is poised to begin its rate cutting cycle, thus resuming a balanced approach to its twin mandate of promoting price stability and maximum employment. The combination of resilient growth and moderating inflation has led to broadly easing financial conditions; low corporate defaults relative to investor expectations; and, ultimately, tighter high yield bond spreads.

Security selections did not result in any meaningful year-over-year changes to ratings allocation or the portfolio yield advantage compared to the benchmark. Over the past year, portfolio duration extended by one-third of a year and is now neutral compared to the benchmark. Investments in services, energy, and recreation and travel contributed to performance, as did an overweight to B-rated and lower credits. Utilities, insurance, and financials detracted from performance, along with an overweight to BBB-rated bonds.

Total return based on a $10,000 investment

	Class C with Load	ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index	Bloomberg U.S. Universal Bond Index
8/31/2014	$10,000	$10,000	$10,000
9/30/2014	$9,911	$9,920	$9,921
10/31/2014	$9,980	$10,007	$10,018
11/30/2014	$9,976	$10,005	$10,072
12/31/2014	$9,898	$9,987	$10,054
1/31/2015	$9,943	$10,028	$10,245
2/28/2015	$10,050	$10,130	$10,185
3/31/2015	$10,070	$10,135	$10,227
4/30/2015	$10,113	$10,210	$10,215
5/31/2015	$10,119	$10,256	$10,198
6/30/2015	$10,089	$10,222	$10,084
7/31/2015	$10,117	$10,226	$10,142
8/31/2015	$10,070	$10,177	$10,113
9/30/2015	$10,015	$10,095	$10,152
10/31/2015	$10,109	$10,252	$10,185
11/30/2015	$10,052	$10,173	$10,147
12/31/2015	$10,033	$10,107	$10,097
1/31/2016	$10,013	$10,047	$10,208
2/29/2016	$10,044	$10,152	$10,281
3/31/2016	$10,150	$10,328	$10,407
4/30/2016	$10,219	$10,496	$10,478
5/31/2016	$10,237	$10,556	$10,486
6/30/2016	$10,231	$10,613	$10,670
7/31/2016	$10,301	$10,744	$10,758
8/31/2016	$10,332	$10,828	$10,770
9/30/2016	$10,365	$10,866	$10,773
10/31/2016	$10,358	$10,887	$10,701
11/30/2016	$10,340	$10,877	$10,461
12/31/2016	$10,397	$10,961	$10,492
1/31/2017	$10,402	$11,003	$10,529
2/28/2017	$10,434	$11,060	$10,610
3/31/2017	$10,438	$11,070	$10,606
4/30/2017	$10,467	$11,149	$10,694
5/31/2017	$10,484	$11,206	$10,777
6/30/2017	$10,489	$11,228	$10,768
7/31/2017	$10,521	$11,279	$10,821
8/31/2017	$10,513	$11,305	$10,915
9/30/2017	$10,545	$11,357	$10,876
10/31/2017	$10,550	$11,371	$10,889
11/30/2017	$10,542	$11,358	$10,873
12/31/2017	$10,547	$11,360	$10,921
1/31/2018	$10,566	$11,377	$10,816
2/28/2018	$10,547	$11,342	$10,713
3/31/2018	$10,553	$11,334	$10,767
4/30/2018	$10,573	$11,389	$10,695
5/31/2018	$10,580	$11,415	$10,754
6/30/2018	$10,574	$11,424	$10,738
7/31/2018	$10,622	$11,500	$10,761
8/31/2018	$10,656	$11,560	$10,814
9/30/2018	$10,678	$11,603	$10,767
10/31/2018	$10,659	$11,570	$10,677
11/30/2018	$10,641	$11,589	$10,725
12/31/2018	$10,530	$11,512	$10,893
1/31/2019	$10,741	$11,761	$11,043
2/28/2019	$10,819	$11,869	$11,055
3/31/2019	$10,843	$11,946	$11,255
4/30/2019	$10,907	$12,013	$11,271
5/31/2019	$10,877	$11,990	$11,443
6/30/2019	$10,955	$12,154	$11,605
7/31/2019	$10,978	$12,207	$11,640
8/31/2019	$11,028	$12,309	$11,903
9/30/2019	$11,051	$12,331	$11,851
10/31/2019	$11,074	$12,375	$11,890
11/30/2019	$11,096	$12,440	$11,887
12/31/2019	$11,145	$12,512	$11,905
1/31/2020	$11,151	$12,528	$12,119
2/29/2020	$11,036	$12,371	$12,300
3/31/2020	$10,465	$11,538	$12,060
4/30/2020	$10,724	$11,933	$12,301
5/31/2020	$11,012	$12,249	$12,416
6/30/2020	$11,009	$12,383	$12,520
7/31/2020	$11,272	$12,745	$12,740
8/31/2020	$11,341	$12,827	$12,666
9/30/2020	$11,299	$12,737	$12,644
10/31/2020	$11,298	$12,799	$12,598
11/30/2020	$11,551	$13,070	$12,763
12/31/2020	$11,661	$13,193	$12,807
1/31/2021	$11,687	$13,209	$12,726
2/28/2021	$11,702	$13,236	$12,562
3/31/2021	$11,746	$13,306	$12,416
4/30/2021	$11,803	$13,395	$12,520
5/31/2021	$11,831	$13,429	$12,568
6/30/2021	$11,888	$13,498	$12,660
7/31/2021	$11,873	$13,511	$12,787
8/31/2021	$11,915	$13,562	$12,778
9/30/2021	$11,930	$13,552	$12,669
10/31/2021	$11,944	$13,572	$12,659
11/30/2021	$11,857	$13,500	$12,674
12/31/2021	$11,974	$13,621	$12,666
1/31/2022	$11,872	$13,412	$12,388
2/28/2022	$11,845	$13,346	$12,219
3/31/2022	$11,801	$13,254	$11,891
4/30/2022	$11,655	$13,063	$11,448
5/31/2022	$11,657	$13,186	$11,511
6/30/2022	$11,232	$12,770	$11,281
7/31/2022	$11,619	$13,175	$11,564
8/31/2022	$11,489	$13,046	$11,264
9/30/2022	$11,351	$12,854	$10,778
10/31/2022	$11,556	$13,073	$10,660
11/30/2022	$11,674	$13,224	$11,058
12/31/2022	$11,677	$13,202	$11,020
1/31/2023	$11,875	$13,449	$11,362
2/28/2023	$11,821	$13,408	$11,083
3/31/2023	$11,905	$13,499	$11,343
4/30/2023	$11,989	$13,596	$11,412
5/31/2023	$11,952	$13,550	$11,294
6/30/2023	$12,071	$13,672	$11,276
7/31/2023	$12,174	$13,810	$11,287
8/31/2023	$12,216	$13,851	$11,219
9/30/2023	$12,197	$13,818	$10,952
10/31/2023	$12,131	$13,799	$10,787
11/30/2023	$12,335	$14,141	$11,273
12/31/2023	$12,538	$14,372	$11,700
1/31/2024	$12,566	$14,415	$11,672
2/29/2024	$12,593	$14,462	$11,532
3/31/2024	$12,702	$14,573	$11,646
4/30/2024	$12,683	$14,560	$11,374
5/31/2024	$12,795	$14,680	$11,562
6/30/2024	$12,891	$14,781	$11,668
7/31/2024	$13,022	$14,955	$11,933
8/31/2024	$13,154	$15,083	$12,108

Short-Term High Income Fund

Annual Shareholder Report | August 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$1,938,927,345
# of portfolio holdings	181
Portfolio turnover rate	47%
Total advisory fees paid	$7,225,885
	1 Year	5 Years	10 Years
Class C	6.74	3.28	2.78
Class C with Load	5.74	3.28	2.78
ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index (Strategy)	8.90	4.15	4.20
Bloomberg U.S. Universal Bond Index (Regulatory)	7.92	0.34	1.93

What did the Fund invest in?

(Based on long-term investments)

EFFECTIVE MATURITY (% OF TOTAL INVESTMENTS)

0-1 year	26.4
1-3 years	47.1
3-5 years	24.9
5-10 years	1.1
30+ years	0.5

TOP TEN HOLDINGS (% OF NET ASSETS)

CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 5/1/2027	1.8
Celanese U.S. Holdings LLC, 6.05%, 3/15/2025	1.5
Fortress Transportation & Infrastructure Investors LLC, 5.50%, 5/1/2028	1.5
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/2026	1.5
SS&C Technologies, Inc., 5.50%, 9/30/2027	1.4
Dave & Buster's, Inc., 7.63%, 11/1/2025	1.4
Kinetik Holdings LP, 6.63%, 12/15/2028	1.3
OneMain Finance Corp., 7.13%, 3/15/2026	1.3
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, 3/1/2027	1.2
Sirius XM Radio, Inc., 5.00%, 8/1/2027	1.2

CREDIT QUALITY (% OF LONG-TERM INVESTMENTS)

A/A	0.1
BBB/Baa	7.2
BB/Ba	58.6
B/B	33.1
Not Rated	1.0

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3541 08-24

Annual Shareholder Report

August 31, 2024

Short-Term High Income Fund

Class A

SSTHX

This annual shareholder report contains important information about Short-Term High Income Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$84	0.81%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Over the past year, U.S. economic growth has remained healthy, rising 3% year over year, while inflation continued to ease. The U.S. Consumer Price Index excluding food and energy fell from 4.1% to 3.2% during the 12 months that ended August 31, 2024, as the Federal Reserve (Fed) held the federal funds rate steady at a range of 5.25–5.50%. The Fed is poised to begin its rate cutting cycle, thus resuming a balanced approach to its twin mandate of promoting price stability and maximum employment. The combination of resilient growth and moderating inflation has led to broadly easing financial conditions; low corporate defaults relative to investor expectations; and, ultimately, tighter high yield bond spreads.

Security selections did not result in any meaningful year-over-year changes to ratings allocation or the portfolio yield advantage compared to the benchmark. Over the past year, portfolio duration extended by one-third of a year and is now neutral compared to the benchmark. Investments in services, energy, and recreation and travel contributed to performance, as did an overweight to B-rated and lower credits. Utilities, insurance, and financials detracted from performance, along with an overweight to BBB-rated bonds.

Total return based on a $10,000 investment

	Class A with Load	ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index	Bloomberg U.S. Universal Bond Index
8/31/2014	$9,700	$10,000	$10,000
9/30/2014	$9,619	$9,920	$9,921
10/31/2014	$9,693	$10,007	$10,018
11/30/2014	$9,695	$10,005	$10,072
12/31/2014	$9,625	$9,987	$10,054
1/31/2015	$9,675	$10,028	$10,245
2/28/2015	$9,784	$10,130	$10,185
3/31/2015	$9,810	$10,135	$10,227
4/30/2015	$9,858	$10,210	$10,215
5/31/2015	$9,871	$10,256	$10,198
6/30/2015	$9,847	$10,222	$10,084
7/31/2015	$9,881	$10,226	$10,142
8/31/2015	$9,842	$10,177	$10,113
9/30/2015	$9,793	$10,095	$10,152
10/31/2015	$9,891	$10,252	$10,185
11/30/2015	$9,842	$10,173	$10,147
12/31/2015	$9,830	$10,107	$10,097
1/31/2016	$9,816	$10,047	$10,208
2/29/2016	$9,853	$10,152	$10,281
3/31/2016	$9,963	$10,328	$10,407
4/30/2016	$10,036	$10,496	$10,478
5/31/2016	$10,061	$10,556	$10,486
6/30/2016	$10,061	$10,613	$10,670
7/31/2016	$10,136	$10,744	$10,758
8/31/2016	$10,174	$10,828	$10,770
9/30/2016	$10,199	$10,866	$10,773
10/31/2016	$10,212	$10,887	$10,701
11/30/2016	$10,200	$10,877	$10,461
12/31/2016	$10,263	$10,961	$10,492
1/31/2017	$10,274	$11,003	$10,529
2/28/2017	$10,312	$11,060	$10,610
3/31/2017	$10,310	$11,070	$10,606
4/30/2017	$10,358	$11,149	$10,694
5/31/2017	$10,381	$11,206	$10,777
6/30/2017	$10,392	$11,228	$10,768
7/31/2017	$10,430	$11,279	$10,821
8/31/2017	$10,429	$11,305	$10,915
9/30/2017	$10,454	$11,357	$10,876
10/31/2017	$10,478	$11,371	$10,889
11/30/2017	$10,477	$11,358	$10,873
12/31/2017	$10,489	$11,360	$10,921
1/31/2018	$10,514	$11,377	$10,816
2/28/2018	$10,501	$11,342	$10,713
3/31/2018	$10,501	$11,334	$10,767
4/30/2018	$10,541	$11,389	$10,695
5/31/2018	$10,554	$11,415	$10,754
6/30/2018	$10,542	$11,424	$10,738
7/31/2018	$10,596	$11,500	$10,761
8/31/2018	$10,638	$11,560	$10,814
9/30/2018	$10,679	$11,603	$10,767
10/31/2018	$10,667	$11,570	$10,677
11/30/2018	$10,656	$11,589	$10,725
12/31/2018	$10,551	$11,512	$10,893
1/31/2019	$10,756	$11,761	$11,043
2/28/2019	$10,854	$11,869	$11,055
3/31/2019	$10,884	$11,946	$11,255
4/30/2019	$10,942	$12,013	$11,271
5/31/2019	$10,932	$11,990	$11,443
6/30/2019	$11,004	$12,154	$11,605
7/31/2019	$11,048	$12,207	$11,640
8/31/2019	$11,092	$12,309	$11,903
9/30/2019	$11,121	$12,331	$11,851
10/31/2019	$11,165	$12,375	$11,890
11/30/2019	$11,195	$12,440	$11,887
12/31/2019	$11,251	$12,512	$11,905
1/31/2020	$11,251	$12,528	$12,119
2/29/2020	$11,155	$12,371	$12,300
3/31/2020	$10,585	$11,538	$12,060
4/30/2020	$10,853	$11,933	$12,301
5/31/2020	$11,138	$12,249	$12,416
6/30/2020	$11,156	$12,383	$12,520
7/31/2020	$11,430	$12,745	$12,740
8/31/2020	$11,507	$12,827	$12,666
9/30/2020	$11,457	$12,737	$12,644
10/31/2020	$11,478	$12,799	$12,598
11/30/2020	$11,742	$13,070	$12,763
12/31/2020	$11,861	$13,193	$12,807
1/31/2021	$11,896	$13,209	$12,726
2/28/2021	$11,918	$13,236	$12,562
3/31/2021	$11,955	$13,306	$12,416
4/30/2021	$12,035	$13,395	$12,520
5/31/2021	$12,072	$13,429	$12,568
6/30/2021	$12,138	$13,498	$12,660
7/31/2021	$12,130	$13,511	$12,787
8/31/2021	$12,166	$13,562	$12,778
9/30/2021	$12,189	$13,552	$12,669
10/31/2021	$12,211	$13,572	$12,659
11/30/2021	$12,145	$13,500	$12,674
12/31/2021	$12,272	$13,621	$12,666
1/31/2022	$12,160	$13,412	$12,388
2/28/2022	$12,154	$13,346	$12,219
3/31/2022	$12,117	$13,254	$11,891
4/30/2022	$11,975	$13,063	$11,448
5/31/2022	$11,984	$13,186	$11,511
6/30/2022	$11,555	$12,770	$11,281
7/31/2022	$11,960	$13,175	$11,564
8/31/2022	$11,834	$13,046	$11,264
9/30/2022	$11,692	$12,854	$10,778
10/31/2022	$11,903	$13,073	$10,660
11/30/2022	$12,025	$13,224	$11,058
12/31/2022	$12,027	$13,202	$11,020
1/31/2023	$12,232	$13,449	$11,362
2/28/2023	$12,176	$13,408	$11,083
3/31/2023	$12,263	$13,499	$11,343
4/30/2023	$12,349	$13,596	$11,412
5/31/2023	$12,311	$13,550	$11,294
6/30/2023	$12,433	$13,672	$11,276
7/31/2023	$12,540	$13,810	$11,287
8/31/2023	$12,583	$13,851	$11,219
9/30/2023	$12,563	$13,818	$10,952
10/31/2023	$12,496	$13,799	$10,787
11/30/2023	$12,705	$14,141	$11,273
12/31/2023	$12,915	$14,372	$11,700
1/31/2024	$12,943	$14,415	$11,672
2/29/2024	$12,972	$14,462	$11,532
3/31/2024	$13,084	$14,573	$11,646
4/30/2024	$13,064	$14,560	$11,374
5/31/2024	$13,179	$14,680	$11,562
6/30/2024	$13,278	$14,781	$11,668
7/31/2024	$13,413	$14,955	$11,933
8/31/2024	$13,549	$15,083	$12,108

Short-Term High Income Fund

Annual Shareholder Report | August 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$1,938,927,345
# of portfolio holdings	181
Portfolio turnover rate	47%
Total advisory fees paid	$7,225,885
	1 Year	5 Years	10 Years
Class A	7.67	4.08	3.40
Class A with Load	4.44	3.45	3.08
ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index (Strategy)	8.90	4.15	4.20
Bloomberg U.S. Universal Bond Index (Regulatory)	7.92	0.34	1.93

What did the Fund invest in?

(Based on long-term investments)

EFFECTIVE MATURITY (% OF TOTAL INVESTMENTS)

0-1 year	26.4
1-3 years	47.1
3-5 years	24.9
5-10 years	1.1
30+ years	0.5

TOP TEN HOLDINGS (% OF NET ASSETS)

CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 5/1/2027	1.8
Celanese U.S. Holdings LLC, 6.05%, 3/15/2025	1.5
Fortress Transportation & Infrastructure Investors LLC, 5.50%, 5/1/2028	1.5
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/2026	1.5
SS&C Technologies, Inc., 5.50%, 9/30/2027	1.4
Dave & Buster's, Inc., 7.63%, 11/1/2025	1.4
Kinetik Holdings LP, 6.63%, 12/15/2028	1.3
OneMain Finance Corp., 7.13%, 3/15/2026	1.3
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, 3/1/2027	1.2
Sirius XM Radio, Inc., 5.00%, 8/1/2027	1.2

CREDIT QUALITY (% OF LONG-TERM INVESTMENTS)

A/A	0.1
BBB/Baa	7.2
BB/Ba	58.6
B/B	33.1
Not Rated	1.0

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3017 08-24

Annual Shareholder Report

August 31, 2024

Short-Term High Income Fund

Administrator Class

WDHYX

This annual shareholder report contains important information about Short-Term High Income Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$68	0.65%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Over the past year, U.S. economic growth has remained healthy, rising 3% year over year, while inflation continued to ease. The U.S. Consumer Price Index excluding food and energy fell from 4.1% to 3.2% during the 12 months that ended August 31, 2024, as the Federal Reserve (Fed) held the federal funds rate steady at a range of 5.25–5.50%. The Fed is poised to begin its rate cutting cycle, thus resuming a balanced approach to its twin mandate of promoting price stability and maximum employment. The combination of resilient growth and moderating inflation has led to broadly easing financial conditions; low corporate defaults relative to investor expectations; and, ultimately, tighter high yield bond spreads.

Security selections did not result in any meaningful year-over-year changes to ratings allocation or the portfolio yield advantage compared to the benchmark. Over the past year, portfolio duration extended by one-third of a year and is now neutral compared to the benchmark. Investments in services, energy, and recreation and travel contributed to performance, as did an overweight to B-rated and lower credits. Utilities, insurance, and financials detracted from performance, along with an overweight to BBB-rated bonds.

Total return based on a $10,000 investment

	Administrator Class	ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index	Bloomberg U.S. Universal Bond Index
8/31/2014	$10,000	$10,000	$10,000
9/30/2014	$9,918	$9,920	$9,921
10/31/2014	$9,983	$10,007	$10,018
11/30/2014	$9,999	$10,005	$10,072
12/31/2014	$9,928	$9,987	$10,054
1/31/2015	$9,980	$10,028	$10,245
2/28/2015	$10,095	$10,130	$10,185
3/31/2015	$10,110	$10,135	$10,227
4/30/2015	$10,161	$10,210	$10,215
5/31/2015	$10,188	$10,256	$10,198
6/30/2015	$10,152	$10,222	$10,084
7/31/2015	$10,189	$10,226	$10,142
8/31/2015	$10,162	$10,177	$10,113
9/30/2015	$10,113	$10,095	$10,152
10/31/2015	$10,216	$10,252	$10,185
11/30/2015	$10,167	$10,173	$10,147
12/31/2015	$10,156	$10,107	$10,097
1/31/2016	$10,143	$10,047	$10,208
2/29/2016	$10,182	$10,152	$10,281
3/31/2016	$10,297	$10,328	$10,407
4/30/2016	$10,361	$10,496	$10,478
5/31/2016	$10,388	$10,556	$10,486
6/30/2016	$10,403	$10,613	$10,670
7/31/2016	$10,481	$10,744	$10,758
8/31/2016	$10,522	$10,828	$10,770
9/30/2016	$10,549	$10,866	$10,773
10/31/2016	$10,551	$10,887	$10,701
11/30/2016	$10,553	$10,877	$10,461
12/31/2016	$10,619	$10,961	$10,492
1/31/2017	$10,633	$11,003	$10,529
2/28/2017	$10,673	$11,060	$10,610
3/31/2017	$10,672	$11,070	$10,606
4/30/2017	$10,723	$11,149	$10,694
5/31/2017	$10,749	$11,206	$10,777
6/30/2017	$10,762	$11,228	$10,768
7/31/2017	$10,802	$11,279	$10,821
8/31/2017	$10,803	$11,305	$10,915
9/30/2017	$10,831	$11,357	$10,876
10/31/2017	$10,857	$11,371	$10,889
11/30/2017	$10,857	$11,358	$10,873
12/31/2017	$10,870	$11,360	$10,921
1/31/2018	$10,898	$11,377	$10,816
2/28/2018	$10,886	$11,342	$10,713
3/31/2018	$10,888	$11,334	$10,767
4/30/2018	$10,930	$11,389	$10,695
5/31/2018	$10,932	$11,415	$10,754
6/30/2018	$10,934	$11,424	$10,738
7/31/2018	$10,992	$11,500	$10,761
8/31/2018	$11,036	$11,560	$10,814
9/30/2018	$11,081	$11,603	$10,767
10/31/2018	$11,070	$11,570	$10,677
11/30/2018	$11,059	$11,589	$10,725
12/31/2018	$10,952	$11,512	$10,893
1/31/2019	$11,167	$11,761	$11,043
2/28/2019	$11,256	$11,869	$11,055
3/31/2019	$11,303	$11,946	$11,255
4/30/2019	$11,365	$12,013	$11,271
5/31/2019	$11,342	$11,990	$11,443
6/30/2019	$11,432	$12,154	$11,605
7/31/2019	$11,479	$12,207	$11,640
8/31/2019	$11,526	$12,309	$11,903
9/30/2019	$11,558	$12,331	$11,851
10/31/2019	$11,606	$12,375	$11,890
11/30/2019	$11,638	$12,440	$11,887
12/31/2019	$11,698	$12,512	$11,905
1/31/2020	$11,699	$12,528	$12,119
2/29/2020	$11,601	$12,371	$12,300
3/31/2020	$11,009	$11,538	$12,060
4/30/2020	$11,290	$11,933	$12,301
5/31/2020	$11,587	$12,249	$12,416
6/30/2020	$11,607	$12,383	$12,520
7/31/2020	$11,894	$12,745	$12,740
8/31/2020	$11,976	$12,827	$12,666
9/30/2020	$11,926	$12,737	$12,644
10/31/2020	$11,948	$12,799	$12,598
11/30/2020	$12,225	$13,070	$12,763
12/31/2020	$12,351	$13,193	$12,807
1/31/2021	$12,373	$13,209	$12,726
2/28/2021	$12,413	$13,236	$12,562
3/31/2021	$12,454	$13,306	$12,416
4/30/2021	$12,538	$13,395	$12,520
5/31/2021	$12,578	$13,429	$12,568
6/30/2021	$12,649	$13,498	$12,660
7/31/2021	$12,642	$13,511	$12,787
8/31/2021	$12,682	$13,562	$12,778
9/30/2021	$12,707	$13,552	$12,669
10/31/2021	$12,732	$13,572	$12,659
11/30/2021	$12,664	$13,500	$12,674
12/31/2021	$12,798	$13,621	$12,666
1/31/2022	$12,684	$13,412	$12,388
2/28/2022	$12,679	$13,346	$12,219
3/31/2022	$12,642	$13,254	$11,891
4/30/2022	$12,495	$13,063	$11,448
5/31/2022	$12,506	$13,186	$11,511
6/30/2022	$12,060	$12,770	$11,281
7/31/2022	$12,469	$13,175	$11,564
8/31/2022	$12,354	$13,046	$11,264
9/30/2022	$12,208	$12,854	$10,778
10/31/2022	$12,430	$13,073	$10,660
11/30/2022	$12,559	$13,224	$11,058
12/31/2022	$12,563	$13,202	$11,020
1/31/2023	$12,778	$13,449	$11,362
2/28/2023	$12,721	$13,408	$11,083
3/31/2023	$12,814	$13,499	$11,343
4/30/2023	$12,905	$13,596	$11,412
5/31/2023	$12,868	$13,550	$11,294
6/30/2023	$12,997	$13,672	$11,276
7/31/2023	$13,110	$13,810	$11,287
8/31/2023	$13,157	$13,851	$11,219
9/30/2023	$13,138	$13,818	$10,952
10/31/2023	$13,070	$13,799	$10,787
11/30/2023	$13,290	$14,141	$11,273
12/31/2023	$13,494	$14,372	$11,700
1/31/2024	$13,526	$14,415	$11,672
2/29/2024	$13,575	$14,462	$11,532
3/31/2024	$13,693	$14,573	$11,646
4/30/2024	$13,675	$14,560	$11,374
5/31/2024	$13,797	$14,680	$11,562
6/30/2024	$13,903	$14,781	$11,668
7/31/2024	$14,045	$14,955	$11,933
8/31/2024	$14,189	$15,083	$12,108

Short-Term High Income Fund

Annual Shareholder Report | August 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$1,938,927,345
# of portfolio holdings	181
Portfolio turnover rate	47%
Total advisory fees paid	$7,225,885
	1 Year	5 Years	10 Years
Administrator Class	7.84	4.24	3.56
ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index (Strategy)	8.90	4.15	4.20
Bloomberg U.S. Universal Bond Index (Regulatory)	7.92	0.34	1.93

What did the Fund invest in?

(Based on long-term investments)

EFFECTIVE MATURITY (% OF TOTAL INVESTMENTS)

0-1 year	26.4
1-3 years	47.1
3-5 years	24.9
5-10 years	1.1
30+ years	0.5

TOP TEN HOLDINGS (% OF NET ASSETS)

CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 5/1/2027	1.8
Celanese U.S. Holdings LLC, 6.05%, 3/15/2025	1.5
Fortress Transportation & Infrastructure Investors LLC, 5.50%, 5/1/2028	1.5
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/2026	1.5
SS&C Technologies, Inc., 5.50%, 9/30/2027	1.4
Dave & Buster's, Inc., 7.63%, 11/1/2025	1.4
Kinetik Holdings LP, 6.63%, 12/15/2028	1.3
OneMain Finance Corp., 7.13%, 3/15/2026	1.3
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, 3/1/2027	1.2
Sirius XM Radio, Inc., 5.00%, 8/1/2027	1.2

CREDIT QUALITY (% OF LONG-TERM INVESTMENTS)

A/A	0.1
BBB/Baa	7.2
BB/Ba	58.6
B/B	33.1
Not Rated	1.0

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3769 08-24

Annual Shareholder Report

Ultra Short-Term Income Fund

August 31, 2024

Institutional Class

SADIX

This annual shareholder report contains important information about Ultra Short-Term Income Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$26	0.25%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Although they were volatile throughout the 12-month period, yields fell as expectations for a monetary policy shift evolved. Investors began the period pricing in additional rate hikes by the U.S. Federal Reserve and ended it expecting a first rate cut. Credit spreads narrowed and remained subdued for much of the period, near the tightest levels in years for many credit sectors.

Portfolio duration remained close to its strategic neutral (longer than the benchmark). The portfolio was positioned modestly up in quality and credit exposure was reduced as valuations became more extreme. The portfolio was positioned to benefit from a diversified set of non-benchmark securitized exposures.

The top contributors to the Fund’s performance were duration and curve positioning, credit quality allocation, and sector allocation (including diversified securitized exposures outside the benchmark). Security selection also contributed.

The main detractor from performance was a small allocation to non-agency collateralized mortgage obligations.

Total return based on a $10,000 investment

	Institutional Class	Bloomberg Short-Term Government/Corporate Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2014	$10,000	$10,000	$10,000
9/30/2014	$9,997	$10,002	$9,932
10/31/2014	$9,995	$10,002	$10,030
11/30/2014	$9,992	$10,004	$10,101
12/31/2014	$9,990	$10,002	$10,110
1/31/2015	$9,999	$10,008	$10,322
2/28/2015	$10,008	$10,009	$10,225
3/31/2015	$10,005	$10,011	$10,273
4/30/2015	$10,014	$10,015	$10,236
5/31/2015	$10,024	$10,018	$10,211
6/30/2015	$10,021	$10,019	$10,100
7/31/2015	$10,019	$10,021	$10,170
8/31/2015	$10,016	$10,022	$10,156
9/30/2015	$10,014	$10,029	$10,224
10/31/2015	$10,036	$10,030	$10,226
11/30/2015	$10,045	$10,028	$10,199
12/31/2015	$10,042	$10,028	$10,166
1/31/2016	$10,040	$10,038	$10,306
2/29/2016	$10,051	$10,043	$10,379
3/31/2016	$10,086	$10,054	$10,474
4/30/2016	$10,121	$10,062	$10,514
5/31/2016	$10,133	$10,064	$10,517
6/30/2016	$10,157	$10,078	$10,706
7/31/2016	$10,181	$10,083	$10,774
8/31/2016	$10,192	$10,087	$10,761
9/30/2016	$10,204	$10,094	$10,755
10/31/2016	$10,216	$10,101	$10,673
11/30/2016	$10,204	$10,101	$10,420
12/31/2016	$10,216	$10,108	$10,435
1/31/2017	$10,240	$10,120	$10,456
2/28/2017	$10,252	$10,128	$10,526
3/31/2017	$10,253	$10,128	$10,520
4/30/2017	$10,265	$10,137	$10,601
5/31/2017	$10,289	$10,143	$10,683
6/30/2017	$10,302	$10,151	$10,672
7/31/2017	$10,314	$10,164	$10,718
8/31/2017	$10,327	$10,175	$10,814
9/30/2017	$10,341	$10,184	$10,763
10/31/2017	$10,354	$10,193	$10,769
11/30/2017	$10,356	$10,198	$10,755
12/31/2017	$10,369	$10,207	$10,805
1/31/2018	$10,372	$10,219	$10,680
2/28/2018	$10,376	$10,225	$10,579
3/31/2018	$10,380	$10,240	$10,647
4/30/2018	$10,409	$10,256	$10,568
5/31/2018	$10,414	$10,274	$10,643
6/30/2018	$10,432	$10,291	$10,630
7/31/2018	$10,462	$10,310	$10,633
8/31/2018	$10,492	$10,331	$10,701
9/30/2018	$10,523	$10,346	$10,632
10/31/2018	$10,529	$10,364	$10,548
11/30/2018	$10,536	$10,385	$10,611
12/31/2018	$10,544	$10,410	$10,806
1/31/2019	$10,616	$10,440	$10,921
2/28/2019	$10,651	$10,461	$10,914
3/31/2019	$10,698	$10,488	$11,124
4/30/2019	$10,721	$10,511	$11,127
5/31/2019	$10,744	$10,537	$11,324
6/30/2019	$10,791	$10,570	$11,466
7/31/2019	$10,813	$10,586	$11,492
8/31/2019	$10,848	$10,616	$11,789
9/30/2019	$10,870	$10,633	$11,727
10/31/2019	$10,904	$10,661	$11,762
11/30/2019	$10,913	$10,673	$11,756
12/31/2019	$10,947	$10,691	$11,748
1/31/2020	$10,981	$10,711	$11,974
2/29/2020	$10,989	$10,740	$12,189
3/31/2020	$10,702	$10,776	$12,118
4/30/2020	$10,890	$10,797	$12,333
5/31/2020	$10,999	$10,808	$12,391
6/30/2020	$11,070	$10,815	$12,469
7/31/2020	$11,126	$10,820	$12,655
8/31/2020	$11,155	$10,824	$12,553
9/30/2020	$11,169	$10,826	$12,546
10/31/2020	$11,182	$10,827	$12,490
11/30/2020	$11,221	$10,830	$12,612
12/31/2020	$11,245	$10,831	$12,630
1/31/2021	$11,255	$10,835	$12,539
2/28/2021	$11,253	$10,837	$12,358
3/31/2021	$11,250	$10,839	$12,204
4/30/2021	$11,273	$10,840	$12,300
5/31/2021	$11,283	$10,843	$12,340
6/30/2021	$11,291	$10,843	$12,427
7/31/2021	$11,285	$10,844	$12,566
8/31/2021	$11,292	$10,846	$12,542
9/30/2021	$11,299	$10,846	$12,433
10/31/2021	$11,292	$10,845	$12,430
11/30/2021	$11,286	$10,844	$12,467
12/31/2021	$11,280	$10,842	$12,435
1/31/2022	$11,260	$10,833	$12,167
2/28/2022	$11,228	$10,827	$12,031
3/31/2022	$11,172	$10,814	$11,697
4/30/2022	$11,144	$10,810	$11,253
5/31/2022	$11,143	$10,827	$11,326
6/30/2022	$11,090	$10,802	$11,148
7/31/2022	$11,143	$10,819	$11,420
8/31/2022	$11,147	$10,827	$11,098
9/30/2022	$11,099	$10,820	$10,618
10/31/2022	$11,093	$10,833	$10,481
11/30/2022	$11,170	$10,872	$10,866
12/31/2022	$11,235	$10,916	$10,817
1/31/2023	$11,354	$10,959	$11,150
2/28/2023	$11,367	$10,984	$10,862
3/31/2023	$11,396	$11,046	$11,138
4/30/2023	$11,452	$11,081	$11,205
5/31/2023	$11,498	$11,111	$11,083
6/30/2023	$11,545	$11,156	$11,044
7/31/2023	$11,619	$11,207	$11,036
8/31/2023	$11,678	$11,257	$10,965
9/30/2023	$11,724	$11,304	$10,687
10/31/2023	$11,760	$11,355	$10,518
11/30/2023	$11,866	$11,418	$10,994
12/31/2023	$11,975	$11,483	$11,415
1/31/2024	$12,059	$11,532	$11,384
2/29/2024	$12,100	$11,568	$11,223
3/31/2024	$12,171	$11,619	$11,327
4/30/2024	$12,201	$11,660	$11,041
5/31/2024	$12,274	$11,718	$11,228
6/30/2024	$12,334	$11,767	$11,334
7/31/2024	$12,424	$11,833	$11,599
8/31/2024	$12,500	$11,898	$11,765

Ultra Short-Term Income Fund

Annual Shareholder Report | August 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Institutional Class	7.04	2.88	2.26
Bloomberg Short-Term Government/Corporate Bond Index (Strategy)	5.70	2.31	1.75
Bloomberg U.S. Aggregate Bond Index (Regulatory)	7.30	(0.04)	1.64

KEY FUND STATISTICS

Total net assets	$1,144,942,000
# of portfolio holdings	257
Portfolio turnover rate	48%
Total advisory fees paid	$1,710,071

What did the Fund invest in?

(Based on long-term investments)

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Corporate bonds and notes	37.1
Asset-backed securities	23.0
Non-agency mortgage-backed securities	17.5
Yankee corporate bonds and notes	13.7
Investment companies	4.1
U.S. Treasury securities	3.0
Agency securities	1.5
Municipal obligations	0.1

TOP TEN HOLDINGS (% OF NET ASSETS)

SPDR Portfolio Short Term Corporate Bond ETF	2.2
U.S. Treasury Notes, 4.25%, 1/31/2026	1.8
SPGN Mortgage Trust, Series 2022-TFLM Class A 6.89%, 2/15/2039	1.7
Domino's Pizza Master Issuer LLC, Series 2015-1A Class A2II, 4.47%, 10/25/2045	1.4
Renesas Electronics Corp., 1.54%, 11/26/2024	1.3
OPG Trust Series 2021-PORT Class A, 5.94%, 10/15/2036	1.3
TRTX Issuer Ltd. Series 2022-FL5 Class A, 6.99%, 2/15/2039	1.3
MF1 Ltd. Series 2021-FL7 Class A, 6.54%, 10/16/2036	1.2
iShares 0-5 Year High Yield Corporate Bond ETF	1.2
Principal Life Global Funding II, 1.38%, 1/10/2025	1.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3104 08-24

Annual Shareholder Report

Ultra Short-Term Income Fund

August 31, 2024

Class C

WUSTX

This annual shareholder report contains important information about Ultra Short-Term Income Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$129	1.25%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Although they were volatile throughout the 12-month period, yields fell as expectations for a monetary policy shift evolved. Investors began the period pricing in additional rate hikes by the U.S. Federal Reserve and ended it expecting a first rate cut. Credit spreads narrowed and remained subdued for much of the period, near the tightest levels in years for many credit sectors.

Portfolio duration remained close to its strategic neutral (longer than the benchmark). The portfolio was positioned modestly up in quality and credit exposure was reduced as valuations became more extreme. The portfolio was positioned to benefit from a diversified set of non-benchmark securitized exposures.

The top contributors to the Fund’s performance were duration and curve positioning, credit quality allocation, and sector allocation (including diversified securitized exposures outside the benchmark). Security selection also contributed.

The main detractor from performance was a small allocation to non-agency collateralized mortgage obligations.

Total return based on a $10,000 investment

	Class C with Load	Bloomberg Short-Term Government/Corporate Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2014	$10,000	$10,000	$10,000
9/30/2014	$9,988	$10,002	$9,932
10/31/2014	$9,977	$10,002	$10,030
11/30/2014	$9,977	$10,004	$10,101
12/31/2014	$9,953	$10,002	$10,110
1/31/2015	$9,953	$10,008	$10,322
2/28/2015	$9,953	$10,009	$10,225
3/31/2015	$9,954	$10,011	$10,273
4/30/2015	$9,954	$10,015	$10,236
5/31/2015	$9,942	$10,018	$10,211
6/30/2015	$9,930	$10,019	$10,100
7/31/2015	$9,931	$10,021	$10,170
8/31/2015	$9,919	$10,022	$10,156
9/30/2015	$9,908	$10,029	$10,224
10/31/2015	$9,920	$10,030	$10,226
11/30/2015	$9,908	$10,028	$10,199
12/31/2015	$9,896	$10,028	$10,166
1/31/2016	$9,885	$10,038	$10,306
2/29/2016	$9,887	$10,043	$10,379
3/31/2016	$9,912	$10,054	$10,474
4/30/2016	$9,950	$10,062	$10,514
5/31/2016	$9,952	$10,064	$10,517
6/30/2016	$9,955	$10,078	$10,706
7/31/2016	$9,969	$10,083	$10,774
8/31/2016	$9,971	$10,087	$10,761
9/30/2016	$9,974	$10,094	$10,755
10/31/2016	$9,976	$10,101	$10,673
11/30/2016	$9,967	$10,101	$10,420
12/31/2016	$9,957	$10,108	$10,435
1/31/2017	$9,971	$10,120	$10,456
2/28/2017	$9,975	$10,128	$10,526
3/31/2017	$9,978	$10,128	$10,520
4/30/2017	$9,981	$10,137	$10,601
5/31/2017	$9,984	$10,143	$10,683
6/30/2017	$9,987	$10,151	$10,672
7/31/2017	$10,001	$10,164	$10,718
8/31/2017	$9,993	$10,175	$10,814
9/30/2017	$9,997	$10,184	$10,763
10/31/2017	$10,000	$10,193	$10,769
11/30/2017	$9,993	$10,198	$10,755
12/31/2017	$9,997	$10,207	$10,805
1/31/2018	$10,002	$10,219	$10,680
2/28/2018	$9,985	$10,225	$10,579
3/31/2018	$9,992	$10,240	$10,647
4/30/2018	$9,999	$10,256	$10,568
5/31/2018	$10,006	$10,274	$10,643
6/30/2018	$10,014	$10,291	$10,630
7/31/2018	$10,034	$10,310	$10,633
8/31/2018	$10,053	$10,331	$10,701
9/30/2018	$10,061	$10,346	$10,632
10/31/2018	$10,058	$10,364	$10,548
11/30/2018	$10,068	$10,385	$10,611
12/31/2018	$10,066	$10,410	$10,806
1/31/2019	$10,113	$10,440	$10,921
2/28/2019	$10,150	$10,461	$10,914
3/31/2019	$10,173	$10,488	$11,124
4/30/2019	$10,198	$10,511	$11,127
5/31/2019	$10,210	$10,537	$11,324
6/30/2019	$10,234	$10,570	$11,466
7/31/2019	$10,257	$10,586	$11,492
8/31/2019	$10,281	$10,616	$11,789
9/30/2019	$10,292	$10,633	$11,727
10/31/2019	$10,303	$10,661	$11,762
11/30/2019	$10,314	$10,673	$11,756
12/31/2019	$10,325	$10,691	$11,748
1/31/2020	$10,347	$10,711	$11,974
2/29/2020	$10,358	$10,740	$12,189
3/31/2020	$10,066	$10,776	$12,118
4/30/2020	$10,233	$10,797	$12,333
5/31/2020	$10,339	$10,808	$12,391
6/30/2020	$10,396	$10,815	$12,469
7/31/2020	$10,440	$10,820	$12,655
8/31/2020	$10,459	$10,824	$12,553
9/30/2020	$10,451	$10,826	$12,546
10/31/2020	$10,454	$10,827	$12,490
11/30/2020	$10,482	$10,830	$12,612
12/31/2020	$10,496	$10,831	$12,630
1/31/2021	$10,496	$10,835	$12,539
2/28/2021	$10,498	$10,837	$12,358
3/31/2021	$10,486	$10,839	$12,204
4/30/2021	$10,499	$10,840	$12,300
5/31/2021	$10,500	$10,843	$12,340
6/30/2021	$10,488	$10,843	$12,427
7/31/2021	$10,488	$10,844	$12,566
8/31/2021	$10,488	$10,846	$12,542
9/30/2021	$10,488	$10,846	$12,433
10/31/2021	$10,476	$10,845	$12,430
11/30/2021	$10,452	$10,844	$12,467
12/31/2021	$10,452	$10,842	$12,435
1/31/2022	$10,415	$10,833	$12,167
2/28/2022	$10,379	$10,827	$12,031
3/31/2022	$10,318	$10,814	$11,697
4/30/2022	$10,283	$10,810	$11,253
5/31/2022	$10,286	$10,827	$11,326
6/30/2022	$10,229	$10,802	$11,148
7/31/2022	$10,257	$10,819	$11,420
8/31/2022	$10,264	$10,827	$11,098
9/30/2022	$10,218	$10,820	$10,618
10/31/2022	$10,198	$10,833	$10,481
11/30/2022	$10,279	$10,872	$10,866
12/31/2022	$10,324	$10,916	$10,817
1/31/2023	$10,431	$10,959	$11,150
2/28/2023	$10,454	$10,984	$10,862
3/31/2023	$10,466	$11,046	$11,138
4/30/2023	$10,528	$11,081	$11,205
5/31/2023	$10,555	$11,111	$11,083
6/30/2023	$10,596	$11,156	$11,044
7/31/2023	$10,674	$11,207	$11,036
8/31/2023	$10,726	$11,257	$10,965
9/30/2023	$10,754	$11,304	$10,687
10/31/2023	$10,797	$11,355	$10,518
11/30/2023	$10,892	$11,418	$10,994
12/31/2023	$10,977	$11,483	$11,415
1/31/2024	$11,064	$11,532	$11,384
2/29/2024	$11,087	$11,568	$11,223
3/31/2024	$11,150	$11,619	$11,327
4/30/2024	$11,175	$11,660	$11,041
5/31/2024	$11,253	$11,718	$11,228
6/30/2024	$11,305	$11,767	$11,334
7/31/2024	$11,385	$11,833	$11,599
8/31/2024	$11,453	$11,898	$11,765

Ultra Short-Term Income Fund

Annual Shareholder Report | August 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class C	5.98	1.88	1.37
Class C with Load	4.98	1.88	1.37
Bloomberg Short-Term Government/Corporate Bond Index (Strategy)	5.70	2.31	1.75
Bloomberg U.S. Aggregate Bond Index (Regulatory)	7.30	(0.04)	1.64

KEY FUND STATISTICS

Total net assets	$1,144,942,000
# of portfolio holdings	257
Portfolio turnover rate	48%
Total advisory fees paid	$1,710,071

What did the Fund invest in?

(Based on long-term investments)

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Corporate bonds and notes	37.1
Asset-backed securities	23.0
Non-agency mortgage-backed securities	17.5
Yankee corporate bonds and notes	13.7
Investment companies	4.1
U.S. Treasury securities	3.0
Agency securities	1.5
Municipal obligations	0.1

TOP TEN HOLDINGS (% OF NET ASSETS)

SPDR Portfolio Short Term Corporate Bond ETF	2.2
U.S. Treasury Notes, 4.25%, 1/31/2026	1.8
SPGN Mortgage Trust, Series 2022-TFLM Class A 6.89%, 2/15/2039	1.7
Domino's Pizza Master Issuer LLC, Series 2015-1A Class A2II, 4.47%, 10/25/2045	1.4
Renesas Electronics Corp., 1.54%, 11/26/2024	1.3
OPG Trust Series 2021-PORT Class A, 5.94%, 10/15/2036	1.3
TRTX Issuer Ltd. Series 2022-FL5 Class A, 6.99%, 2/15/2039	1.3
MF1 Ltd. Series 2021-FL7 Class A, 6.54%, 10/16/2036	1.2
iShares 0-5 Year High Yield Corporate Bond ETF	1.2
Principal Life Global Funding II, 1.38%, 1/10/2025	1.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3547 08-24

Annual Shareholder Report

Ultra Short-Term Income Fund

August 31, 2024

Class A

SADAX

This annual shareholder report contains important information about Ultra Short-Term Income Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$52	0.50%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Although they were volatile throughout the 12-month period, yields fell as expectations for a monetary policy shift evolved. Investors began the period pricing in additional rate hikes by the U.S. Federal Reserve and ended it expecting a first rate cut. Credit spreads narrowed and remained subdued for much of the period, near the tightest levels in years for many credit sectors.

Portfolio duration remained close to its strategic neutral (longer than the benchmark). The portfolio was positioned modestly up in quality and credit exposure was reduced as valuations became more extreme. The portfolio was positioned to benefit from a diversified set of non-benchmark securitized exposures.

The top contributors to the Fund’s performance were duration and curve positioning, credit quality allocation, and sector allocation (including diversified securitized exposures outside the benchmark). Security selection also contributed.

The main detractor from performance was a small allocation to non-agency collateralized mortgage obligations.

Total return based on a $10,000 investment

	Class A with Load	Bloomberg Short-Term Government/Corporate Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2014	$9,800	$10,000	$10,000
9/30/2014	$9,795	$10,002	$9,932
10/31/2014	$9,789	$10,002	$10,030
11/30/2014	$9,795	$10,004	$10,101
12/31/2014	$9,779	$10,002	$10,110
1/31/2015	$9,785	$10,008	$10,322
2/28/2015	$9,790	$10,009	$10,225
3/31/2015	$9,797	$10,011	$10,273
4/30/2015	$9,803	$10,015	$10,236
5/31/2015	$9,797	$10,018	$10,211
6/30/2015	$9,792	$10,019	$10,100
7/31/2015	$9,799	$10,021	$10,170
8/31/2015	$9,793	$10,022	$10,156
9/30/2015	$9,788	$10,029	$10,224
10/31/2015	$9,806	$10,030	$10,226
11/30/2015	$9,801	$10,028	$10,199
12/31/2015	$9,796	$10,028	$10,166
1/31/2016	$9,790	$10,038	$10,306
2/29/2016	$9,798	$10,043	$10,379
3/31/2016	$9,830	$10,054	$10,474
4/30/2016	$9,861	$10,062	$10,514
5/31/2016	$9,882	$10,064	$10,517
6/30/2016	$9,890	$10,078	$10,706
7/31/2016	$9,911	$10,083	$10,774
8/31/2016	$9,919	$10,087	$10,761
9/30/2016	$9,927	$10,094	$10,755
10/31/2016	$9,936	$10,101	$10,673
11/30/2016	$9,933	$10,101	$10,420
12/31/2016	$9,930	$10,108	$10,435
1/31/2017	$9,950	$10,120	$10,456
2/28/2017	$9,960	$10,128	$10,526
3/31/2017	$9,969	$10,128	$10,520
4/30/2017	$9,978	$10,137	$10,601
5/31/2017	$9,987	$10,143	$10,683
6/30/2017	$9,996	$10,151	$10,672
7/31/2017	$10,006	$10,164	$10,718
8/31/2017	$10,015	$10,175	$10,814
9/30/2017	$10,026	$10,184	$10,763
10/31/2017	$10,035	$10,193	$10,769
11/30/2017	$10,034	$10,198	$10,755
12/31/2017	$10,044	$10,207	$10,805
1/31/2018	$10,056	$10,219	$10,680
2/28/2018	$10,045	$10,225	$10,579
3/31/2018	$10,058	$10,240	$10,647
4/30/2018	$10,071	$10,256	$10,568
5/31/2018	$10,085	$10,274	$10,643
6/30/2018	$10,099	$10,291	$10,630
7/31/2018	$10,125	$10,310	$10,633
8/31/2018	$10,139	$10,331	$10,701
9/30/2018	$10,166	$10,346	$10,632
10/31/2018	$10,169	$10,364	$10,548
11/30/2018	$10,185	$10,385	$10,611
12/31/2018	$10,190	$10,410	$10,806
1/31/2019	$10,244	$10,440	$10,921
2/28/2019	$10,287	$10,461	$10,914
3/31/2019	$10,318	$10,488	$11,124
4/30/2019	$10,349	$10,511	$11,127
5/31/2019	$10,368	$10,537	$11,324
6/30/2019	$10,398	$10,570	$11,466
7/31/2019	$10,428	$10,586	$11,492
8/31/2019	$10,447	$10,616	$11,789
9/30/2019	$10,477	$10,633	$11,727
10/31/2019	$10,495	$10,661	$11,762
11/30/2019	$10,512	$10,673	$11,756
12/31/2019	$10,530	$10,691	$11,748
1/31/2020	$10,560	$10,711	$11,974
2/29/2020	$10,577	$10,740	$12,189
3/31/2020	$10,285	$10,776	$12,118
4/30/2020	$10,463	$10,797	$12,333
5/31/2020	$10,577	$10,808	$12,391
6/30/2020	$10,643	$10,815	$12,469
7/31/2020	$10,695	$10,820	$12,655
8/31/2020	$10,721	$10,824	$12,553
9/30/2020	$10,720	$10,826	$12,546
10/31/2020	$10,730	$10,827	$12,490
11/30/2020	$10,765	$10,830	$12,612
12/31/2020	$10,786	$10,831	$12,630
1/31/2021	$10,794	$10,835	$12,539
2/28/2021	$10,802	$10,837	$12,358
3/31/2021	$10,797	$10,839	$12,204
4/30/2021	$10,817	$10,840	$12,300
5/31/2021	$10,824	$10,843	$12,340
6/30/2021	$10,818	$10,843	$12,427
7/31/2021	$10,822	$10,844	$12,566
8/31/2021	$10,827	$10,846	$12,542
9/30/2021	$10,831	$10,846	$12,433
10/31/2021	$10,823	$10,845	$12,430
11/30/2021	$10,801	$10,844	$12,467
12/31/2021	$10,806	$10,842	$12,435
1/31/2022	$10,772	$10,833	$12,167
2/28/2022	$10,740	$10,827	$12,031
3/31/2022	$10,684	$10,814	$11,697
4/30/2022	$10,655	$10,810	$11,253
5/31/2022	$10,665	$10,827	$11,326
6/30/2022	$10,599	$10,802	$11,148
7/31/2022	$10,648	$10,819	$11,420
8/31/2022	$10,663	$10,827	$11,098
9/30/2022	$10,615	$10,820	$10,618
10/31/2022	$10,594	$10,833	$10,481
11/30/2022	$10,678	$10,872	$10,866
12/31/2022	$10,725	$10,916	$10,817
1/31/2023	$10,836	$10,959	$11,150
2/28/2023	$10,860	$10,984	$10,862
3/31/2023	$10,872	$11,046	$11,138
4/30/2023	$10,937	$11,081	$11,205
5/31/2023	$10,965	$11,111	$11,083
6/30/2023	$11,007	$11,156	$11,044
7/31/2023	$11,089	$11,207	$11,036
8/31/2023	$11,143	$11,257	$10,965
9/30/2023	$11,172	$11,304	$10,687
10/31/2023	$11,216	$11,355	$10,518
11/30/2023	$11,315	$11,418	$10,994
12/31/2023	$11,404	$11,483	$11,415
1/31/2024	$11,494	$11,532	$11,384
2/29/2024	$11,517	$11,568	$11,223
3/31/2024	$11,583	$11,619	$11,327
4/30/2024	$11,609	$11,660	$11,041
5/31/2024	$11,690	$11,718	$11,228
6/30/2024	$11,744	$11,767	$11,334
7/31/2024	$11,827	$11,833	$11,599
8/31/2024	$11,897	$11,898	$11,765

Ultra Short-Term Income Fund

Annual Shareholder Report | August 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class A	6.77	2.63	1.96
Class A with Load	4.63	2.22	1.75
Bloomberg Short-Term Government/Corporate Bond Index (Strategy)	5.70	2.31	1.75
Bloomberg U.S. Aggregate Bond Index (Regulatory)	7.30	(0.04)	1.64

KEY FUND STATISTICS

Total net assets	$1,144,942,000
# of portfolio holdings	257
Portfolio turnover rate	48%
Total advisory fees paid	$1,710,071

What did the Fund invest in?

(Based on long-term investments)

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Corporate bonds and notes	37.1
Asset-backed securities	23.0
Non-agency mortgage-backed securities	17.5
Yankee corporate bonds and notes	13.7
Investment companies	4.1
U.S. Treasury securities	3.0
Agency securities	1.5
Municipal obligations	0.1

TOP TEN HOLDINGS (% OF NET ASSETS)

SPDR Portfolio Short Term Corporate Bond ETF	2.2
U.S. Treasury Notes, 4.25%, 1/31/2026	1.8
SPGN Mortgage Trust, Series 2022-TFLM Class A 6.89%, 2/15/2039	1.7
Domino's Pizza Master Issuer LLC, Series 2015-1A Class A2II, 4.47%, 10/25/2045	1.4
Renesas Electronics Corp., 1.54%, 11/26/2024	1.3
OPG Trust Series 2021-PORT Class A, 5.94%, 10/15/2036	1.3
TRTX Issuer Ltd. Series 2022-FL5 Class A, 6.99%, 2/15/2039	1.3
MF1 Ltd. Series 2021-FL7 Class A, 6.54%, 10/16/2036	1.2
iShares 0-5 Year High Yield Corporate Bond ETF	1.2
Principal Life Global Funding II, 1.38%, 1/10/2025	1.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3006 08-24

Annual Shareholder Report

Ultra Short-Term Income Fund

August 31, 2024

Administrator Class

WUSDX

This annual shareholder report contains important information about Ultra Short-Term Income Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$52	0.50%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Although they were volatile throughout the 12-month period, yields fell as expectations for a monetary policy shift evolved. Investors began the period pricing in additional rate hikes by the U.S. Federal Reserve and ended it expecting a first rate cut. Credit spreads narrowed and remained subdued for much of the period, near the tightest levels in years for many credit sectors.

Portfolio duration remained close to its strategic neutral (longer than the benchmark). The portfolio was positioned modestly up in quality and credit exposure was reduced as valuations became more extreme. The portfolio was positioned to benefit from a diversified set of non-benchmark securitized exposures.

The top contributors to the Fund’s performance were duration and curve positioning, credit quality allocation, and sector allocation (including diversified securitized exposures outside the benchmark). Security selection also contributed.

The main detractor from performance was a small allocation to non-agency collateralized mortgage obligations.

Total return based on a $10,000 investment

	Administrator Class	Bloomberg Short-Term Government/Corporate Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2014	$10,000	$10,000	$10,000
9/30/2014	$9,996	$10,002	$9,932
10/31/2014	$9,991	$10,002	$10,030
11/30/2014	$9,987	$10,004	$10,101
12/31/2014	$9,983	$10,002	$10,110
1/31/2015	$9,991	$10,008	$10,322
2/28/2015	$9,998	$10,009	$10,225
3/31/2015	$9,993	$10,011	$10,273
4/30/2015	$10,013	$10,015	$10,236
5/31/2015	$10,009	$10,018	$10,211
6/30/2015	$10,004	$10,019	$10,100
7/31/2015	$10,000	$10,021	$10,170
8/31/2015	$9,996	$10,022	$10,156
9/30/2015	$9,992	$10,029	$10,224
10/31/2015	$10,012	$10,030	$10,226
11/30/2015	$10,019	$10,028	$10,199
12/31/2015	$10,015	$10,028	$10,166
1/31/2016	$10,011	$10,038	$10,306
2/29/2016	$10,008	$10,043	$10,379
3/31/2016	$10,054	$10,054	$10,474
4/30/2016	$10,087	$10,062	$10,514
5/31/2016	$10,098	$10,064	$10,517
6/30/2016	$10,120	$10,078	$10,706
7/31/2016	$10,142	$10,083	$10,774
8/31/2016	$10,151	$10,087	$10,761
9/30/2016	$10,162	$10,094	$10,755
10/31/2016	$10,172	$10,101	$10,673
11/30/2016	$10,158	$10,101	$10,420
12/31/2016	$10,168	$10,108	$10,435
1/31/2017	$10,178	$10,120	$10,456
2/28/2017	$10,201	$10,128	$10,526
3/31/2017	$10,200	$10,128	$10,520
4/30/2017	$10,211	$10,137	$10,601
5/31/2017	$10,233	$10,143	$10,683
6/30/2017	$10,244	$10,151	$10,672
7/31/2017	$10,254	$10,164	$10,718
8/31/2017	$10,265	$10,175	$10,814
9/30/2017	$10,277	$10,184	$10,763
10/31/2017	$10,289	$10,193	$10,769
11/30/2017	$10,288	$10,198	$10,755
12/31/2017	$10,300	$10,207	$10,805
1/31/2018	$10,301	$10,219	$10,680
2/28/2018	$10,304	$10,225	$10,579
3/31/2018	$10,306	$10,240	$10,647
4/30/2018	$10,321	$10,256	$10,568
5/31/2018	$10,336	$10,274	$10,643
6/30/2018	$10,352	$10,291	$10,630
7/31/2018	$10,380	$10,310	$10,633
8/31/2018	$10,408	$10,331	$10,701
9/30/2018	$10,424	$10,346	$10,632
10/31/2018	$10,441	$10,364	$10,548
11/30/2018	$10,447	$10,385	$10,611
12/31/2018	$10,453	$10,410	$10,806
1/31/2019	$10,510	$10,440	$10,921
2/28/2019	$10,555	$10,461	$10,914
3/31/2019	$10,588	$10,488	$11,124
4/30/2019	$10,621	$10,511	$11,127
5/31/2019	$10,642	$10,537	$11,324
6/30/2019	$10,675	$10,570	$11,466
7/31/2019	$10,707	$10,586	$11,492
8/31/2019	$10,740	$10,616	$11,789
9/30/2019	$10,760	$10,633	$11,727
10/31/2019	$10,780	$10,661	$11,762
11/30/2019	$10,799	$10,673	$11,756
12/31/2019	$10,818	$10,691	$11,748
1/31/2020	$10,850	$10,711	$11,974
2/29/2020	$10,870	$10,740	$12,189
3/31/2020	$10,582	$10,776	$12,118
4/30/2020	$10,754	$10,797	$12,333
5/31/2020	$10,874	$10,808	$12,391
6/30/2020	$10,941	$10,815	$12,469
7/31/2020	$10,995	$10,820	$12,655
8/31/2020	$11,021	$10,824	$12,553
9/30/2020	$11,020	$10,826	$12,546
10/31/2020	$11,030	$10,827	$12,490
11/30/2020	$11,066	$10,830	$12,612
12/31/2020	$11,088	$10,831	$12,630
1/31/2021	$11,096	$10,835	$12,539
2/28/2021	$11,104	$10,837	$12,358
3/31/2021	$11,098	$10,839	$12,204
4/30/2021	$11,119	$10,840	$12,300
5/31/2021	$11,126	$10,843	$12,340
6/30/2021	$11,120	$10,843	$12,427
7/31/2021	$11,124	$10,844	$12,566
8/31/2021	$11,129	$10,846	$12,542
9/30/2021	$11,133	$10,846	$12,433
10/31/2021	$11,124	$10,845	$12,430
11/30/2021	$11,102	$10,844	$12,467
12/31/2021	$11,107	$10,842	$12,435
1/31/2022	$11,072	$10,833	$12,167
2/28/2022	$11,052	$10,827	$12,031
3/31/2022	$10,994	$10,814	$11,697
4/30/2022	$10,964	$10,810	$11,253
5/31/2022	$10,960	$10,827	$11,326
6/30/2022	$10,906	$10,802	$11,148
7/31/2022	$10,943	$10,819	$11,420
8/31/2022	$10,958	$10,827	$11,098
9/30/2022	$10,908	$10,820	$10,618
10/31/2022	$10,887	$10,833	$10,481
11/30/2022	$10,973	$10,872	$10,866
12/31/2022	$11,021	$10,916	$10,817
1/31/2023	$11,150	$10,959	$11,150
2/28/2023	$11,161	$10,984	$10,862
3/31/2023	$11,186	$11,046	$11,138
4/30/2023	$11,240	$11,081	$11,205
5/31/2023	$11,269	$11,111	$11,083
6/30/2023	$11,312	$11,156	$11,044
7/31/2023	$11,396	$11,207	$11,036
8/31/2023	$11,452	$11,257	$10,965
9/30/2023	$11,495	$11,304	$10,687
10/31/2023	$11,528	$11,355	$10,518
11/30/2023	$11,629	$11,418	$10,994
12/31/2023	$11,721	$11,483	$11,415
1/31/2024	$11,813	$11,532	$11,384
2/29/2024	$11,838	$11,568	$11,223
3/31/2024	$11,905	$11,619	$11,327
4/30/2024	$11,931	$11,660	$11,041
5/31/2024	$12,015	$11,718	$11,228
6/30/2024	$12,071	$11,767	$11,334
7/31/2024	$12,156	$11,833	$11,599
8/31/2024	$12,229	$11,898	$11,765

Ultra Short-Term Income Fund

Annual Shareholder Report | August 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Administrator Class	6.78	2.63	2.03
Bloomberg Short-Term Government/Corporate Bond Index (Strategy)	5.70	2.31	1.75
Bloomberg U.S. Aggregate Bond Index (Regulatory)	7.30	(0.04)	1.64

KEY FUND STATISTICS

Total net assets	$1,144,942,000
# of portfolio holdings	257
Portfolio turnover rate	48%
Total advisory fees paid	$1,710,071

What did the Fund invest in?

(Based on long-term investments)

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Corporate bonds and notes	37.1
Asset-backed securities	23.0
Non-agency mortgage-backed securities	17.5
Yankee corporate bonds and notes	13.7
Investment companies	4.1
U.S. Treasury securities	3.0
Agency securities	1.5
Municipal obligations	0.1

TOP TEN HOLDINGS (% OF NET ASSETS)

SPDR Portfolio Short Term Corporate Bond ETF	2.2
U.S. Treasury Notes, 4.25%, 1/31/2026	1.8
SPGN Mortgage Trust, Series 2022-TFLM Class A 6.89%, 2/15/2039	1.7
Domino's Pizza Master Issuer LLC, Series 2015-1A Class A2II, 4.47%, 10/25/2045	1.4
Renesas Electronics Corp., 1.54%, 11/26/2024	1.3
OPG Trust Series 2021-PORT Class A, 5.94%, 10/15/2036	1.3
TRTX Issuer Ltd. Series 2022-FL5 Class A, 6.99%, 2/15/2039	1.3
MF1 Ltd. Series 2021-FL7 Class A, 6.54%, 10/16/2036	1.2
iShares 0-5 Year High Yield Corporate Bond ETF	1.2
Principal Life Global Funding II, 1.38%, 1/10/2025	1.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3709 08-24

Annual Shareholder Report

Ultra Short-Term Income Fund

August 31, 2024

Class A2

WUSNX

This annual shareholder report contains important information about Ultra Short-Term Income Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A2	$41	0.40%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Although they were volatile throughout the 12-month period, yields fell as expectations for a monetary policy shift evolved. Investors began the period pricing in additional rate hikes by the U.S. Federal Reserve and ended it expecting a first rate cut. Credit spreads narrowed and remained subdued for much of the period, near the tightest levels in years for many credit sectors.

Portfolio duration remained close to its strategic neutral (longer than the benchmark). The portfolio was positioned modestly up in quality and credit exposure was reduced as valuations became more extreme. The portfolio was positioned to benefit from a diversified set of non-benchmark securitized exposures.

The top contributors to the Fund’s performance were duration and curve positioning, credit quality allocation, and sector allocation (including diversified securitized exposures outside the benchmark). Security selection also contributed.

The main detractor from performance was a small allocation to non-agency collateralized mortgage obligations.

Total return based on a $10,000 investment

	Class A2	Bloomberg Short-Term Government/Corporate Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2014	$10,000	$10,000	$10,000
9/30/2014	$9,994	$10,002	$9,932
10/31/2014	$9,989	$10,002	$10,030
11/30/2014	$9,995	$10,004	$10,101
12/31/2014	$9,978	$10,002	$10,110
1/31/2015	$9,985	$10,008	$10,322
2/28/2015	$9,990	$10,009	$10,225
3/31/2015	$9,997	$10,011	$10,273
4/30/2015	$10,003	$10,015	$10,236
5/31/2015	$9,997	$10,018	$10,211
6/30/2015	$9,992	$10,019	$10,100
7/31/2015	$9,999	$10,021	$10,170
8/31/2015	$9,993	$10,022	$10,156
9/30/2015	$9,988	$10,029	$10,224
10/31/2015	$10,006	$10,030	$10,226
11/30/2015	$10,001	$10,028	$10,199
12/31/2015	$9,995	$10,028	$10,166
1/31/2016	$9,990	$10,038	$10,306
2/29/2016	$9,998	$10,043	$10,379
3/31/2016	$10,030	$10,054	$10,474
4/30/2016	$10,062	$10,062	$10,514
5/31/2016	$10,083	$10,064	$10,517
6/30/2016	$10,092	$10,078	$10,706
7/31/2016	$10,113	$10,083	$10,774
8/31/2016	$10,121	$10,087	$10,761
9/30/2016	$10,130	$10,094	$10,755
10/31/2016	$10,139	$10,101	$10,673
11/30/2016	$10,136	$10,101	$10,420
12/31/2016	$10,133	$10,108	$10,435
1/31/2017	$10,153	$10,120	$10,456
2/28/2017	$10,163	$10,128	$10,526
3/31/2017	$10,172	$10,128	$10,520
4/30/2017	$10,182	$10,137	$10,601
5/31/2017	$10,191	$10,143	$10,683
6/30/2017	$10,200	$10,151	$10,672
7/31/2017	$10,210	$10,164	$10,718
8/31/2017	$10,220	$10,175	$10,814
9/30/2017	$10,230	$10,184	$10,763
10/31/2017	$10,240	$10,193	$10,769
11/30/2017	$10,239	$10,198	$10,755
12/31/2017	$10,249	$10,207	$10,805
1/31/2018	$10,261	$10,219	$10,680
2/28/2018	$10,250	$10,225	$10,579
3/31/2018	$10,263	$10,240	$10,647
4/30/2018	$10,277	$10,256	$10,568
5/31/2018	$10,291	$10,274	$10,643
6/30/2018	$10,305	$10,291	$10,630
7/31/2018	$10,332	$10,310	$10,633
8/31/2018	$10,346	$10,331	$10,701
9/30/2018	$10,373	$10,346	$10,632
10/31/2018	$10,377	$10,364	$10,548
11/30/2018	$10,393	$10,385	$10,611
12/31/2018	$10,398	$10,410	$10,806
1/31/2019	$10,453	$10,440	$10,921
2/28/2019	$10,497	$10,461	$10,914
3/31/2019	$10,528	$10,488	$11,124
4/30/2019	$10,560	$10,511	$11,127
5/31/2019	$10,579	$10,537	$11,324
6/30/2019	$10,610	$10,570	$11,466
7/31/2019	$10,641	$10,586	$11,492
8/31/2019	$10,660	$10,616	$11,789
9/30/2019	$10,691	$10,633	$11,727
10/31/2019	$10,709	$10,661	$11,762
11/30/2019	$10,727	$10,673	$11,756
12/31/2019	$10,745	$10,691	$11,748
1/31/2020	$10,775	$10,711	$11,974
2/29/2020	$10,793	$10,740	$12,189
3/31/2020	$10,495	$10,776	$12,118
4/30/2020	$10,676	$10,797	$12,333
5/31/2020	$10,792	$10,808	$12,391
6/30/2020	$10,858	$10,815	$12,469
7/31/2020	$10,898	$10,820	$12,655
8/31/2020	$10,924	$10,824	$12,553
9/30/2020	$10,936	$10,826	$12,546
10/31/2020	$10,946	$10,827	$12,490
11/30/2020	$10,982	$10,830	$12,612
12/31/2020	$10,991	$10,831	$12,630
1/31/2021	$10,998	$10,835	$12,539
2/28/2021	$11,006	$10,837	$12,358
3/31/2021	$11,001	$10,839	$12,204
4/30/2021	$11,021	$10,840	$12,300
5/31/2021	$11,029	$10,843	$12,340
6/30/2021	$11,035	$10,843	$12,427
7/31/2021	$11,027	$10,844	$12,566
8/31/2021	$11,031	$10,846	$12,542
9/30/2021	$11,035	$10,846	$12,433
10/31/2021	$11,026	$10,845	$12,430
11/30/2021	$11,018	$10,844	$12,467
12/31/2021	$11,010	$10,842	$12,435
1/31/2022	$10,988	$10,833	$12,167
2/28/2022	$10,955	$10,827	$12,031
3/31/2022	$10,898	$10,814	$11,697
4/30/2022	$10,869	$10,810	$11,253
5/31/2022	$10,866	$10,827	$11,326
6/30/2022	$10,813	$10,802	$11,148
7/31/2022	$10,864	$10,819	$11,420
8/31/2022	$10,867	$10,827	$11,098
9/30/2022	$10,819	$10,820	$10,618
10/31/2022	$10,812	$10,833	$10,481
11/30/2022	$10,884	$10,872	$10,866
12/31/2022	$10,946	$10,916	$10,817
1/31/2023	$11,061	$10,959	$11,150
2/28/2023	$11,073	$10,984	$10,862
3/31/2023	$11,100	$11,046	$11,138
4/30/2023	$11,153	$11,081	$11,205
5/31/2023	$11,196	$11,111	$11,083
6/30/2023	$11,240	$11,156	$11,044
7/31/2023	$11,311	$11,207	$11,036
8/31/2023	$11,367	$11,257	$10,965
9/30/2023	$11,411	$11,304	$10,687
10/31/2023	$11,444	$11,355	$10,518
11/30/2023	$11,546	$11,418	$10,994
12/31/2023	$11,651	$11,483	$11,415
1/31/2024	$11,730	$11,532	$11,384
2/29/2024	$11,769	$11,568	$11,223
3/31/2024	$11,836	$11,619	$11,327
4/30/2024	$11,864	$11,660	$11,041
5/31/2024	$11,934	$11,718	$11,228
6/30/2024	$11,991	$11,767	$11,334
7/31/2024	$12,076	$11,833	$11,599
8/31/2024	$12,149	$11,898	$11,765

Ultra Short-Term Income Fund

Annual Shareholder Report | August 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class A2Footnote Reference*	6.88	2.65	1.97
Bloomberg Short-Term Government/Corporate Bond Index (Strategy)	5.70	2.31	1.75
Bloomberg U.S. Aggregate Bond Index (Regulatory)	7.30	(0.04)	1.64

KEY FUND STATISTICS

Total net assets	$1,144,942,000
# of portfolio holdings	257
Portfolio turnover rate	48%
Total advisory fees paid	$1,710,071
Footnote	Description
Footnote*	Historical performance for the Class A2 shares prior to their inception on May 29, 2020 reflects the performance of the Class A shares, and includes the higher expenses applicable to the Class A shares. If these expenses had not been included, returns for the Class A2 shares would be higher.

What did the Fund invest in?

(Based on long-term investments)

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Corporate bonds and notes	37.1
Asset-backed securities	23.0
Non-agency mortgage-backed securities	17.5
Yankee corporate bonds and notes	13.7
Investment companies	4.1
U.S. Treasury securities	3.0
Agency securities	1.5
Municipal obligations	0.1

TOP TEN HOLDINGS (% OF NET ASSETS)

SPDR Portfolio Short Term Corporate Bond ETF	2.2
U.S. Treasury Notes, 4.25%, 1/31/2026	1.8
SPGN Mortgage Trust, Series 2022-TFLM Class A 6.89%, 2/15/2039	1.7
Domino's Pizza Master Issuer LLC, Series 2015-1A Class A2II, 4.47%, 10/25/2045	1.4
Renesas Electronics Corp., 1.54%, 11/26/2024	1.3
OPG Trust Series 2021-PORT Class A, 5.94%, 10/15/2036	1.3
TRTX Issuer Ltd. Series 2022-FL5 Class A, 6.99%, 2/15/2039	1.3
MF1 Ltd. Series 2021-FL7 Class A, 6.54%, 10/16/2036	1.2
iShares 0-5 Year High Yield Corporate Bond ETF	1.2
Principal Life Global Funding II, 1.38%, 1/10/2025	1.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR5101 08-24

ITEM 2. CODE OF ETHICS

(a) As of the end of the period covered by the report, Allspring Funds Trust has adopted a code of ethics that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(c) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in Item 2(a) above.

(d) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in Item 2(a) above.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Allspring Funds Trust has determined that Isaiah Harris is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Harris is independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a), (b), (c), (d) The following table presents aggregate fees billed in each of the last two fiscal years for services rendered to the registrant by the registrant’s principal accountant. These fees were billed to the registrant and were approved by the registrant’s audit committee.

	Fiscal year ended August 31, 2024	Fiscal year ended August 31, 2023
Audit fees	$627,400	$633,685
Audit-related fees	—	—
Tax fees (1)	48,820	47,830
All other fees	—	—

	$676,220	$681,515

(1)	Tax fees consist of fees for tax compliance, tax advice, tax planning and excise tax.

(e)(1) The Chair of the Audit Committees is authorized to pre-approve: (1) audit services for the mutual funds of Allspring Funds Trust; (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors (“Auditors”) if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund’s investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chair, Management shall prepare a brief description of the proposed services.

If the Chair approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2) Not applicable.

(f) Not applicable.

(g) Not applicable.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Allspring Adjustable Rate Government Fund
Long Form Financial Statements
Annual Report
August 31, 2024

Allspring Adjustable Rate Government Fund | 1

Portfolio of investments—August 31, 2024
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 93.40%
FHLMC Multifamily Structured Pass-Through Certificates Series KF85 Class AL (30 Day Average U.S. SOFR+0.41%)±	5.77%	8-25-2030	$137,938	$137,287
FHLMC Multifamily Structured Pass-Through Certificates Series Q016 Class APT2±±	1.48	5-25-2051	3,457,304	3,161,824
FHLMC STRIPS Series 20 Class F±±	5.45	7-1-2029	526	530
FHLMC STRIPS Series 264 Class F1 (30 Day Average U.S. SOFR+0.66%)±	6.02	7-15-2042	501,027	494,736
FHLMC STRIPS Series 319 Class F1 (30 Day Average U.S. SOFR+0.56%)±	5.92	11-15-2043	730,910	717,532
FHLMC Structured Pass-Through Certificates Series T-16 Class A (30 Day Average U.S. SOFR+0.46%)±	5.81	6-25-2029	699,153	662,194
FHLMC Structured Pass-Through Certificates Series T-20 Class A7 (30 Day Average U.S. SOFR+0.41%)±	5.76	12-25-2029	1,562,886	1,518,605
FHLMC Structured Pass-Through Certificates Series T-21 Class A (30 Day Average U.S. SOFR+0.47%)±	5.82	10-25-2029	54,850	57,817
FHLMC Structured Pass-Through Certificates Series T-24 Class A (30 Day Average U.S. SOFR+0.41%)±	5.76	6-25-2030	16,576	16,566
FHLMC Structured Pass-Through Certificates Series T-27 Class A (30 Day Average U.S. SOFR+0.41%)±	5.76	10-25-2030	494,686	491,851
FHLMC Structured Pass-Through Certificates Series T-30 Class A7 (30 Day Average U.S. SOFR+0.35%)±	5.70	12-25-2030	451,730	419,491
FHLMC Structured Pass-Through Certificates Series T-35 Class A (30 Day Average U.S. SOFR+0.39%)±	5.74	9-25-2031	777,393	798,117
FHLMC Structured Pass-Through Certificates Series T-48 Class 2A±±	4.19	7-25-2033	804,302	747,707
FHLMC Structured Pass-Through Certificates Series T-54 Class 4A±±	4.25	2-25-2043	443,029	407,246
FHLMC Structured Pass-Through Certificates Series T-55 Class 1A1	6.50	3-25-2043	24,905	25,341
FHLMC Structured Pass-Through Certificates Series T-56 Class 3AF (30 Day Average U.S. SOFR+1.11%)±	6.46	5-25-2043	689,258	699,396
FHLMC Structured Pass-Through Certificates Series T-62 Class 1A1 (12 Month Treasury Average+1.20%)±	6.36	10-25-2044	1,210,072	1,094,331
FHLMC Structured Pass-Through Certificates Series T-63 Class 1A1 (12 Month Treasury Average+1.20%)±	6.36	2-25-2045	1,076,142	1,026,048
FHLMC Structured Pass-Through Certificates Series T-66 Class 2A1±±	5.13	1-25-2036	700,546	666,488
FHLMC Structured Pass-Through Certificates Series T-67 Class 1A1C±±	4.21	3-25-2036	1,764,408	1,612,089
FHLMC Structured Pass-Through Certificates Series T-67 Class 2A1C±±	4.24	3-25-2036	1,692,994	1,561,663
FHLMC (1 Year Treasury Constant Maturity+1.87%)±	6.16	5-1-2035	198,562	200,691
FHLMC (1 Year Treasury Constant Maturity+1.93%)±	6.48	8-1-2033	197,090	196,687
FHLMC (1 Year Treasury Constant Maturity+1.99%)±	6.11	11-1-2034	25,005	25,251
FHLMC (1 Year Treasury Constant Maturity+2.03%)±	4.18	3-1-2025	1,080	1,070
FHLMC (1 Year Treasury Constant Maturity+2.06%)±	6.55	12-1-2035	114,289	116,353
FHLMC (1 Year Treasury Constant Maturity+2.10%)±	6.32	10-1-2037	247,607	252,780
FHLMC (1 Year Treasury Constant Maturity+2.16%)±	6.46	6-1-2033	226,024	229,835
FHLMC (1 Year Treasury Constant Maturity+2.17%)±	7.11	5-1-2037	17,722	18,209
FHLMC (1 Year Treasury Constant Maturity+2.18%)±	6.39	6-1-2036	203,963	211,013
FHLMC (1 Year Treasury Constant Maturity+2.19%)±	6.49	1-1-2037	213,617	218,291
FHLMC (1 Year Treasury Constant Maturity+2.22%)±	6.34	12-1-2033	107,459	109,524
The accompanying notes are an integral part of these financial statements.
2 | Allspring Adjustable Rate Government Fund

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC (1 Year Treasury Constant Maturity+2.23%)±	6.35%	2-1-2034	$149,715	$152,604
FHLMC (1 Year Treasury Constant Maturity+2.23%)±	6.82	4-1-2034	58,151	59,187
FHLMC (1 Year Treasury Constant Maturity+2.23%)±	6.88	5-1-2038	171,217	175,711
FHLMC (1 Year Treasury Constant Maturity+2.23%)±	7.11	4-1-2034	35,303	36,077
FHLMC (1 Year Treasury Constant Maturity+2.23%)±	7.35	11-1-2026	17,390	17,393
FHLMC (1 Year Treasury Constant Maturity+2.24%)±	6.39	4-1-2036	76,545	78,437
FHLMC (1 Year Treasury Constant Maturity+2.24%)±	6.53	8-1-2027	1,404	1,400
FHLMC (1 Year Treasury Constant Maturity+2.24%)±	7.12	3-1-2027	11,277	11,282
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.27	9-1-2033	34,755	35,906
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.36	1-1-2037	19,518	20,213
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.37	12-1-2034	72,076	73,638
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.38	4-1-2030	1,250	1,252
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.38	5-1-2034	22,432	22,976
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.59	4-1-2038	242,156	248,815
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.79	6-1-2035	22,846	23,658
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.99	4-1-2034	17,939	18,221
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	7.13	5-1-2034	89,309	91,264
FHLMC (1 Year Treasury Constant Maturity+2.26%)±	6.71	4-1-2037	764,243	789,062
FHLMC (1 Year Treasury Constant Maturity+2.27%)±	6.40	11-1-2029	21,074	21,144
FHLMC (1 Year Treasury Constant Maturity+2.28%)±	6.28	10-1-2036	39,112	39,916
FHLMC (1 Year Treasury Constant Maturity+2.28%)±	6.41	1-1-2035	106,197	108,808
FHLMC (1 Year Treasury Constant Maturity+2.28%)±	6.84	7-1-2034	66,126	66,020
FHLMC (1 Year Treasury Constant Maturity+2.29%)±	6.49	11-1-2027	48,708	48,543
FHLMC (1 Year Treasury Constant Maturity+2.29%)±	6.88	9-1-2033	119,749	122,394
FHLMC (1 Year Treasury Constant Maturity+2.31%)±	6.87	7-1-2027	65,775	66,139
FHLMC (1 Year Treasury Constant Maturity+2.34%)±	6.67	4-1-2032	404,613	407,764
FHLMC (1 Year Treasury Constant Maturity+2.35%)±	6.91	10-1-2033	207,843	208,821
FHLMC (1 Year Treasury Constant Maturity+2.35%)±	7.48	7-1-2038	128,114	132,204
FHLMC (1 Year Treasury Constant Maturity+2.36%)±	4.49	7-1-2031	10,181	9,962
FHLMC (1 Year Treasury Constant Maturity+2.36%)±	6.47	2-1-2035	204,367	209,627
FHLMC (1 Year Treasury Constant Maturity+2.36%)±	6.60	1-1-2028	452	451
FHLMC (1 Year Treasury Constant Maturity+2.36%)±	7.18	1-1-2028	1,639	1,640
FHLMC (1 Year Treasury Constant Maturity+2.36%)±	7.23	4-1-2038	549,682	567,975
FHLMC (1 Year Treasury Constant Maturity+2.38%)±	6.76	2-1-2034	882,387	903,341
FHLMC (1 Year Treasury Constant Maturity+2.40%)±	6.40	7-1-2031	18,748	18,775
FHLMC (1 Year Treasury Constant Maturity+2.40%)±	6.40	9-1-2031	23,336	23,619
FHLMC (1 Year Treasury Constant Maturity+2.40%)±	6.80	1-1-2037	368,778	381,394
FHLMC (1 Year Treasury Constant Maturity+2.40%)±	6.90	6-1-2035	132,339	134,681
FHLMC (1 Year Treasury Constant Maturity+2.40%)±	7.12	11-1-2029	12,195	12,135
FHLMC (1 Year Treasury Constant Maturity+2.40%)±	7.34	7-1-2029	9,267	9,338
FHLMC (1 Year Treasury Constant Maturity+2.43%)±	6.93	6-1-2025	2,626	2,613
FHLMC (1 Year Treasury Constant Maturity+2.47%)±	7.60	7-1-2034	84,226	87,127
FHLMC (1 Year Treasury Constant Maturity+2.48%)±	6.60	6-1-2030	11,839	11,860
FHLMC (1 Year Treasury Constant Maturity+2.48%)±	6.73	2-1-2030	16,224	16,349
FHLMC (1 Year Treasury Constant Maturity+2.48%)±	7.35	6-1-2030	10,191	10,238
FHLMC (1 Year Treasury Constant Maturity+2.48%)±	7.48	6-1-2035	107,863	111,567
FHLMC (1 Year Treasury Constant Maturity+2.48%)±	7.57	6-1-2030	87,316	88,170
FHLMC (1 Year Treasury Constant Maturity+2.49%)±	6.63	12-1-2032	47,390	48,373
The accompanying notes are an integral part of these financial statements.
Allspring Adjustable Rate Government Fund | 3

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC (1 Year Treasury Constant Maturity+2.52%)±	4.77%	11-1-2029	$26,773	$26,422
FHLMC (1 Year Treasury Constant Maturity+2.55%)±	6.67	9-1-2029	12,718	12,704
FHLMC (1 Year Treasury Constant Maturity+2.60%)±	7.48	6-1-2032	109,953	111,249
FHLMC (1 Year Treasury Constant Maturity+2.61%)±	4.99	9-1-2030	19,893	19,575
FHLMC (1 Year Treasury Constant Maturity+2.69%)±	7.06	5-1-2028	43,382	43,443
FHLMC (1 Year Treasury Constant Maturity+2.87%)±	7.77	9-1-2030	9,097	9,150
FHLMC (11th District COFI+1.25%)±	4.41	1-1-2030	1,482	1,435
FHLMC (11th District COFI+1.25%)±	4.41	7-1-2030	46,415	44,875
FHLMC (11th District COFI+1.25%)±	4.85	11-1-2030	5,449	5,302
FHLMC (11th District COFI+1.28%)±	4.47	2-1-2035	3,412	3,383
FHLMC (12 Month Treasury Average+2.12%)±	5.81	5-1-2028	12,804	12,739
FHLMC (12 Month Treasury Average+2.45%)±	6.67	10-1-2029	36,848	36,961
FHLMC (3 Year Treasury Constant Maturity+2.40%)±	4.88	5-1-2031	22,625	22,456
FHLMC (3 Year Treasury Constant Maturity+2.44%)±	5.10	5-1-2032	43,721	43,545
FHLMC (3 Year Treasury Constant Maturity+2.85%)±	5.26	6-1-2035	126,720	126,455
FHLMC (5 Year Treasury Constant Maturity+2.13%)±	4.00	8-1-2029	2,587	2,608
FHLMC (5 Year Treasury Constant Maturity+2.44%)±	3.57	8-1-2027	11,173	10,924
FHLMC (RFUCCT1Y+1.51%)±	5.76	2-1-2037	38,839	39,043
FHLMC (RFUCCT1Y+1.61%)±	6.94	7-1-2044	65,419	67,475
FHLMC (RFUCCT1Y+1.62%)±	6.56	7-1-2045	286,963	295,305
FHLMC (RFUCCT1Y+1.64%)±	2.62	6-1-2050	2,146,919	1,984,940
FHLMC (RFUCCT1Y+1.67%)±	6.17	8-1-2035	101,588	102,605
FHLMC (RFUCCT1Y+1.72%)±	6.19	5-1-2037	376,298	387,602
FHLMC (RFUCCT1Y+1.73%)±	5.98	1-1-2035	132,371	133,638
FHLMC (RFUCCT1Y+1.74%)±	5.99	12-1-2036	102,740	106,095
FHLMC (RFUCCT1Y+1.75%)±	6.91	5-1-2033	40,671	41,096
FHLMC (RFUCCT1Y+1.75%)±	7.02	4-1-2035	63,296	63,785
FHLMC (RFUCCT1Y+1.75%)±	7.55	6-1-2033	139,029	141,407
FHLMC (RFUCCT1Y+1.77%)±	6.34	9-1-2037	109,216	112,917
FHLMC (RFUCCT1Y+1.77%)±	6.58	9-1-2039	508,474	521,191
FHLMC (RFUCCT1Y+1.77%)±	7.06	10-1-2036	120,103	123,694
FHLMC (RFUCCT1Y+1.77%)±	7.41	10-1-2035	344,243	349,370
FHLMC (RFUCCT1Y+1.77%)±	7.44	8-1-2042	85,912	88,451
FHLMC (RFUCCT1Y+1.77%)±	7.65	6-1-2035	111,579	112,404
FHLMC (RFUCCT1Y+1.78%)±	6.03	11-1-2035	53,764	54,386
FHLMC (RFUCCT1Y+1.80%)±	6.58	1-1-2040	724,271	746,911
FHLMC (RFUCCT1Y+1.80%)±	6.89	8-1-2037	471,471	485,044
FHLMC (RFUCCT1Y+1.81%)±	6.32	9-1-2037	105,904	108,950
FHLMC (RFUCCT1Y+1.81%)±	6.45	4-1-2035	360,536	365,868
FHLMC (RFUCCT1Y+1.81%)±	6.48	5-1-2039	163,901	166,389
FHLMC (RFUCCT1Y+1.85%)±	6.45	7-1-2038	413,836	427,038
FHLMC (RFUCCT1Y+1.87%)±	6.26	9-1-2036	173,606	176,294
FHLMC (RFUCCT1Y+1.87%)±	7.25	5-1-2035	8,662	8,701
FHLMC (RFUCCT1Y+1.88%)±	6.63	4-1-2037	69,557	70,427
FHLMC (RFUCCT1Y+1.91%)±	6.63	3-1-2032	85,494	86,553
FHLMC (RFUCCT1Y+1.93%)±	6.61	4-1-2035	425,834	430,457
FHLMC (RFUCCT1Y+1.93%)±	7.30	4-1-2037	32,139	32,384
FHLMC (RFUCCT1Y+1.99%)±	6.24	7-1-2036	98,255	99,412
The accompanying notes are an integral part of these financial statements.
4 | Allspring Adjustable Rate Government Fund

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC (RFUCCT1Y+2.06%)±	6.71%	3-1-2038	$392,659	$405,150
FHLMC (RFUCCT6M+1.42%)±	6.67	2-1-2037	1,102	1,102
FHLMC (RFUCCT6M+1.69%)±	6.47	1-1-2037	313,767	319,552
FHLMC (RFUCCT6M+1.83%)±	6.81	6-1-2037	117,228	116,205
FHLMC (RFUCCT6M+2.12%)±	6.91	5-1-2037	17,986	17,813
FHLMC (RFUCCT6M+2.27%)±	7.37	6-1-2026	13,605	13,535
FHLMC (RFUCCT6M+3.83%)±	8.21	11-1-2026	3,284	3,263
FHLMC Series 2315 Class FW (30 Day Average U.S. SOFR+0.66%)±	6.02	4-15-2027	6,838	6,829
FHLMC Series 2391 Class EF (30 Day Average U.S. SOFR+0.61%)±	5.97	6-15-2031	17,510	17,410
FHLMC Series 2454 Class SL (30 Day Average U.S. SOFR+7.89%)ƒ±	2.53	3-15-2032	40,585	3,842
FHLMC Series 2461 Class FI (30 Day Average U.S. SOFR+0.61%)±	5.97	4-15-2028	14,876	14,844
FHLMC Series 2464 Class FE (30 Day Average U.S. SOFR+1.11%)±	6.47	3-15-2032	26,452	26,651
FHLMC Series 2466 Class FV (30 Day Average U.S. SOFR+0.66%)±	6.02	3-15-2032	46,904	46,772
FHLMC Series 2538 Class F (30 Day Average U.S. SOFR+0.71%)±	6.07	12-15-2032	108,809	108,810
FHLMC Series 3067 Class FA (30 Day Average U.S. SOFR+0.46%)±	5.82	11-15-2035	395,869	390,493
FHLMC Series 3114 Class FT (30 Day Average U.S. SOFR+0.46%)±	5.82	9-15-2030	107,175	106,744
FHLMC Series 3140 Class GF (30 Day Average U.S. SOFR+0.46%)±	5.82	3-15-2036	342,078	337,031
FHLMC Series 3146 Class FP (30 Day Average U.S. SOFR+0.46%)±	5.82	4-15-2036	309,552	305,358
FHLMC Series 3149 Class FB (30 Day Average U.S. SOFR+0.46%)±	5.82	5-15-2036	502,180	496,418
FHLMC Series 3240 Class FM (30 Day Average U.S. SOFR+0.46%)±	5.82	11-15-2036	551,840	543,318
FHLMC Series 3284 Class CF (30 Day Average U.S. SOFR+0.48%)±	5.84	3-15-2037	356,788	351,032
FHLMC Series 3286 Class FA (30 Day Average U.S. SOFR+0.51%)±	5.87	3-15-2037	47,026	46,051
FHLMC Series 3311 Class KF (30 Day Average U.S. SOFR+0.45%)±	5.81	5-15-2037	623,850	613,301
FHLMC Series 3312 Class FN (30 Day Average U.S. SOFR+0.33%)±	5.69	7-15-2036	554,562	543,680
FHLMC Series 3436 Class A±±	6.38	11-15-2036	193,131	197,261
FHLMC Series 3684 Class FM (30 Day Average U.S. SOFR+0.46%)±	5.80	11-15-2036	686,064	672,785
FHLMC Series 3753 Class FA (30 Day Average U.S. SOFR+0.61%)±	5.97	11-15-2040	903,442	891,861
FHLMC Series 3757 Class PF (30 Day Average U.S. SOFR+0.61%)±	5.97	8-15-2040	182,541	181,870
FHLMC Series 3822 Class FY (30 Day Average U.S. SOFR+0.51%)±	5.87	2-15-2033	333,483	331,799
FHLMC Series 3827 Class DF (30 Day Average U.S. SOFR+0.56%)±	5.92	3-15-2041	107,256	105,375
FHLMC Series 3925 Class FL (30 Day Average U.S. SOFR+0.56%)±	5.92	1-15-2041	27,040	26,980
FHLMC Series 3997 Class FQ (30 Day Average U.S. SOFR+0.61%)±	5.97	2-15-2042	394,610	389,305
FHLMC Series 4013 Class QF (30 Day Average U.S. SOFR+0.66%)±	6.02	3-15-2041	166,889	166,447
FHLMC Series 4039 Class FA (30 Day Average U.S. SOFR+0.61%)±	5.97	5-15-2042	633,863	625,971
FHLMC Series 4136 Class DF (30 Day Average U.S. SOFR+0.41%)±	5.77	11-15-2042	392,893	383,332
FHLMC Series 4143 Class KF (30 Day Average U.S. SOFR+0.46%)±	5.80	9-15-2037	958,667	927,453
FHLMC Series 4248 Class FL (30 Day Average U.S. SOFR+0.56%)±	5.92	5-15-2041	146,511	144,965
FHLMC Series 4316 Class JF (30 Day Average U.S. SOFR+0.51%)±	5.87	1-15-2044	552,325	544,155
FHLMC Series 4474 Class WF (30 Day Average U.S. SOFR+0.46%)±	5.80	12-15-2036	750,178	734,777
FHLMC Series 4477 Class FG (30 Day Average U.S. SOFR+0.41%)±	5.75	10-15-2040	772,787	754,306
FHLMC Series 4503 Class FA (30 Day Average U.S. SOFR+0.46%)±	5.80	2-15-2042	979,055	946,613
FHLMC Series 4515 Class FA (30 Day Average U.S. SOFR+0.48%)±	5.82	8-15-2038	127,040	127,270
FHLMC Series 4678 Class AF (30 Day Average U.S. SOFR+0.51%)±	5.85	12-15-2042	686,958	692,313
FHLMC Series 4691 Class FA (30 Day Average U.S. SOFR+0.46%)±	5.82	6-15-2047	396,767	387,229
FHLMC Series 4754 Class FM (30 Day Average U.S. SOFR+0.41%)±	5.77	2-15-2048	984,568	959,717
FHLMC Series 4779 Class WF (30 Day Average U.S. SOFR+0.46%)±	5.80	7-15-2044	942,305	948,139
FHLMC Series 4821 Class FA (30 Day Average U.S. SOFR+0.41%)±	5.77	7-15-2048	282,093	274,274
FHLMC Series 4831 Class FD (30 Day Average U.S. SOFR+0.41%)±	5.77	10-15-2048	937,969	913,167
The accompanying notes are an integral part of these financial statements.
Allspring Adjustable Rate Government Fund | 5

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC Series 4842 Class FA (30 Day Average U.S. SOFR+0.46%)±	5.82%	11-15-2048	$688,177	$670,970
FHLMC Series 4908 Class FA (30 Day Average U.S. SOFR+0.55%)±	5.89	12-15-2042	1,140,504	1,152,084
FHLMC Series 4921 Class FN (30 Day Average U.S. SOFR+0.56%)±	5.91	10-25-2049	804,077	789,045
FHLMC Series 4925 Class FY (30 Day Average U.S. SOFR+0.56%)±	5.91	10-25-2049	279,352	273,362
FHLMC Series 4933 Class FA (30 Day Average U.S. SOFR+0.61%)±	5.96	12-25-2049	848,675	834,089
FNMA	6.50	5-1-2031	18,377	18,922
FNMA	7.06	1-1-2027	2,296	2,382
FNMA	7.50	1-1-2031	10,012	10,003
FNMA	7.50	1-1-2033	23,889	23,876
FNMA	7.50	5-1-2033	47,555	47,511
FNMA	7.50	8-1-2033	29,845	29,777
FNMA	8.00	12-1-2026	9,019	9,017
FNMA	8.00	3-1-2030	4	4
FNMA	8.00	5-1-2033	25,680	25,585
FNMA (1 Year Treasury Constant Maturity+1.50%)±	6.09	8-1-2030	120,181	120,330
FNMA (1 Year Treasury Constant Maturity+1.52%)±	6.59	8-1-2033	299,941	304,006
FNMA (1 Year Treasury Constant Maturity+1.58%)±	5.87	3-1-2034	153,301	154,090
FNMA (1 Year Treasury Constant Maturity+1.63%)±	6.76	11-1-2029	2,963	2,957
FNMA (1 Year Treasury Constant Maturity+1.66%)±	5.69	7-1-2048	290,591	296,056
FNMA (1 Year Treasury Constant Maturity+1.70%)±	5.82	2-1-2033	101,190	101,870
FNMA (1 Year Treasury Constant Maturity+1.76%)±	6.88	8-1-2032	24,333	24,564
FNMA (1 Year Treasury Constant Maturity+1.85%)±	6.17	7-1-2038	188,247	191,650
FNMA (1 Year Treasury Constant Maturity+1.88%)±	7.01	8-1-2031	21,212	21,440
FNMA (1 Year Treasury Constant Maturity+1.96%)±	6.96	3-1-2032	10,719	10,805
FNMA (1 Year Treasury Constant Maturity+2.03%)±	6.67	12-1-2032	117,119	119,063
FNMA (1 Year Treasury Constant Maturity+2.07%)±	6.79	12-1-2033	91,343	91,901
FNMA (1 Year Treasury Constant Maturity+2.09%)±	6.71	4-1-2040	39,934	40,978
FNMA (1 Year Treasury Constant Maturity+2.10%)±	6.79	9-1-2036	94,548	96,621
FNMA (1 Year Treasury Constant Maturity+2.10%)±	6.97	7-1-2035	32,487	33,189
FNMA (1 Year Treasury Constant Maturity+2.11%)±	7.04	7-1-2035	65,182	66,635
FNMA (1 Year Treasury Constant Maturity+2.12%)±	7.00	3-1-2031	8,693	8,749
FNMA (1 Year Treasury Constant Maturity+2.15%)±	6.15	2-1-2033	25,521	25,922
FNMA (1 Year Treasury Constant Maturity+2.16%)±	6.45	5-1-2036	375,774	384,457
FNMA (1 Year Treasury Constant Maturity+2.17%)±	6.29	12-1-2039	65,238	65,546
FNMA (1 Year Treasury Constant Maturity+2.17%)±	7.29	9-1-2030	8,992	9,023
FNMA (1 Year Treasury Constant Maturity+2.18%)±	6.22	9-1-2035	222,634	228,598
FNMA (1 Year Treasury Constant Maturity+2.18%)±	6.30	12-1-2024	1,441	1,436
FNMA (1 Year Treasury Constant Maturity+2.18%)±	6.73	1-1-2036	188,494	188,855
FNMA (1 Year Treasury Constant Maturity+2.18%)±	7.03	1-1-2036	52,338	53,549
FNMA (1 Year Treasury Constant Maturity+2.18%)±	7.15	6-1-2027	16,965	17,008
FNMA (1 Year Treasury Constant Maturity+2.18%)±	7.24	6-1-2035	41,495	42,657
FNMA (1 Year Treasury Constant Maturity+2.19%)±	6.39	9-1-2033	70,486	70,782
FNMA (1 Year Treasury Constant Maturity+2.19%)±	6.44	3-1-2035	139,050	142,593
FNMA (1 Year Treasury Constant Maturity+2.19%)±	7.32	8-1-2033	182,041	187,069
FNMA (1 Year Treasury Constant Maturity+2.20%)±	6.57	5-1-2034	174,036	177,746
FNMA (1 Year Treasury Constant Maturity+2.20%)±	6.65	12-1-2040	1,032,491	1,069,472
FNMA (1 Year Treasury Constant Maturity+2.20%)±	6.79	1-1-2033	30,262	30,316
FNMA (1 Year Treasury Constant Maturity+2.21%)±	6.85	10-1-2034	397,514	409,256
The accompanying notes are an integral part of these financial statements.
6 | Allspring Adjustable Rate Government Fund

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA (1 Year Treasury Constant Maturity+2.21%)±	6.92%	5-1-2037	$261,904	$270,222
FNMA (1 Year Treasury Constant Maturity+2.21%)±	7.30	8-1-2035	177,230	183,037
FNMA (1 Year Treasury Constant Maturity+2.22%)±	5.01	7-1-2029	72,271	71,309
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.35	8-1-2031	62,412	63,122
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.35	10-1-2034	80,999	82,984
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.69	12-1-2040	794,972	823,321
FNMA (1 Year Treasury Constant Maturity+2.22%)±	7.01	9-1-2035	488,792	504,103
FNMA (1 Year Treasury Constant Maturity+2.22%)±	7.22	6-1-2035	118,614	122,460
FNMA (1 Year Treasury Constant Maturity+2.22%)±	7.35	7-1-2035	168,459	174,795
FNMA (1 Year Treasury Constant Maturity+2.23%)±	6.80	7-1-2038	1,016,035	1,052,750
FNMA (1 Year Treasury Constant Maturity+2.23%)±	7.09	7-1-2037	80,933	83,945
FNMA (1 Year Treasury Constant Maturity+2.24%)±	6.69	11-1-2038	1,150,070	1,191,378
FNMA (1 Year Treasury Constant Maturity+2.24%)±	6.75	4-1-2038	201,527	207,889
FNMA (1 Year Treasury Constant Maturity+2.24%)±	7.02	1-1-2037	135,745	139,358
FNMA (1 Year Treasury Constant Maturity+2.24%)±	7.09	7-1-2028	26	26
FNMA (1 Year Treasury Constant Maturity+2.25%)±	6.73	10-1-2036	150,734	156,211
FNMA (1 Year Treasury Constant Maturity+2.28%)±	6.28	9-1-2026	5,766	5,783
FNMA (1 Year Treasury Constant Maturity+2.29%)±	6.29	12-1-2030	11,857	12,080
FNMA (1 Year Treasury Constant Maturity+2.29%)±	6.45	1-1-2031	20,546	20,591
FNMA (1 Year Treasury Constant Maturity+2.29%)±	7.28	6-1-2037	512,615	532,157
FNMA (1 Year Treasury Constant Maturity+2.30%)±	6.67	7-1-2030	38,908	38,894
FNMA (1 Year Treasury Constant Maturity+2.30%)±	7.17	1-1-2026	3,436	3,425
FNMA (1 Year Treasury Constant Maturity+2.31%)±	6.49	12-1-2034	56,923	58,366
FNMA (1 Year Treasury Constant Maturity+2.31%)±	7.06	12-1-2030	102,796	103,392
FNMA (1 Year Treasury Constant Maturity+2.31%)±	7.11	5-1-2033	83,694	84,548
FNMA (1 Year Treasury Constant Maturity+2.32%)±	6.44	5-1-2025	1,047	1,044
FNMA (1 Year Treasury Constant Maturity+2.32%)±	6.57	4-1-2028	16,357	16,429
FNMA (1 Year Treasury Constant Maturity+2.35%)±	7.23	6-1-2027	11,661	11,677
FNMA (1 Year Treasury Constant Maturity+2.35%)±	7.25	9-1-2037	25,445	26,279
FNMA (1 Year Treasury Constant Maturity+2.36%)±	6.48	5-1-2034	45,751	47,120
FNMA (1 Year Treasury Constant Maturity+2.36%)±	6.71	11-1-2034	89,470	92,795
FNMA (1 Year Treasury Constant Maturity+2.37%)±	4.59	9-1-2030	128,195	126,237
FNMA (1 Year Treasury Constant Maturity+2.37%)±	6.50	7-1-2027	5,475	5,456
FNMA (1 Year Treasury Constant Maturity+2.38%)±	6.96	7-1-2027	24,708	24,809
FNMA (1 Year Treasury Constant Maturity+2.40%)±	6.53	9-1-2033	206,755	212,963
FNMA (1 Year Treasury Constant Maturity+2.41%)±	7.18	5-1-2027	14,547	14,542
FNMA (1 Year Treasury Constant Maturity+2.44%)±	7.41	7-1-2037	630,254	652,233
FNMA (1 Year Treasury Constant Maturity+2.46%)±	6.81	5-1-2033	20,985	21,123
FNMA (1 Year Treasury Constant Maturity+2.47%)±	7.59	9-1-2028	17,724	17,879
FNMA (1 Year Treasury Constant Maturity+2.48%)±	6.55	7-1-2028	33,343	33,334
FNMA (1 Year Treasury Constant Maturity+2.49%)±	6.61	5-1-2035	264,605	272,290
FNMA (1 Year Treasury Constant Maturity+2.49%)±	7.49	7-1-2037	68,368	70,189
FNMA (1 Year Treasury Constant Maturity+2.50%)±	4.86	9-1-2030	90,640	90,241
FNMA (1 Year Treasury Constant Maturity+2.50%)±	6.63	6-1-2032	55,304	56,499
FNMA (1 Year Treasury Constant Maturity+2.50%)±	6.75	4-1-2038	122,358	125,964
FNMA (1 Year Treasury Constant Maturity+2.50%)±	7.38	3-1-2027	5,317	5,307
FNMA (1 Year Treasury Constant Maturity+2.50%)±	7.50	10-1-2029	61,927	62,546
FNMA (1 Year Treasury Constant Maturity+2.52%)±	6.64	11-1-2024	1,011	1,008
The accompanying notes are an integral part of these financial statements.
Allspring Adjustable Rate Government Fund | 7

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA (1 Year Treasury Constant Maturity+2.60%)±	6.72%	10-1-2025	$1,223	$1,220
FNMA (1 Year Treasury Constant Maturity+2.64%)±	6.77	10-1-2028	9,480	9,495
FNMA (1 Year Treasury Constant Maturity+2.64%)±	7.52	3-1-2030	2,302	2,320
FNMA (1 Year Treasury Constant Maturity+2.64%)±	7.68	7-1-2028	18,855	19,028
FNMA (1 Year Treasury Constant Maturity+2.72%)±	7.10	8-1-2035	84,955	87,231
FNMA (1 Year Treasury Constant Maturity+2.72%)±	7.60	5-1-2035	397,670	412,349
FNMA (1 Year Treasury Constant Maturity+2.89%)±	7.02	9-1-2030	8,352	8,408
FNMA (1 Year Treasury Constant Maturity+3.03%)±	7.16	1-1-2029	11,753	11,874
FNMA (11th District COFI+1.25%)±	4.49	4-1-2034	60,967	58,383
FNMA (11th District COFI+1.26%)±	4.44	1-1-2035	64,211	61,568
FNMA (11th District COFI+1.27%)±	4.44	3-1-2033	28,893	28,051
FNMA (11th District COFI+1.27%)±	5.30	1-1-2038	1,994	1,959
FNMA (11th District COFI+1.29%)±	4.53	9-1-2037	537,975	519,463
FNMA (11th District COFI+1.69%)±	4.91	1-1-2036	67,938	65,985
FNMA (11th District COFI+1.70%)±	4.92	4-1-2030	224	220
FNMA (11th District COFI+1.81%)±	5.04	6-1-2034	23,483	23,123
FNMA (11th District COFI+1.82%)±	4.16	5-1-2028	10,132	9,994
FNMA (11th District COFI+1.85%)±	5.07	10-1-2027	16,597	16,447
FNMA (11th District COFI+1.90%)±	6.45	5-1-2034	14,243	14,327
FNMA (11th District COFI+1.92%)±	5.05	9-1-2030	88,160	86,737
FNMA (11th District COFI+1.92%)±	5.11	3-1-2033	95,104	93,174
FNMA (11th District COFI+1.93%)±	5.21	12-1-2036	6,407	6,331
FNMA (12 Month Treasury Average+1.21%)±	6.38	4-1-2042	492,912	486,846
FNMA (12 Month Treasury Average+1.75%)±	6.96	10-1-2035	249,058	250,005
FNMA (12 Month Treasury Average+1.76%)±	6.94	6-1-2035	151,364	153,352
FNMA (12 Month Treasury Average+1.76%)±	7.00	7-1-2035	147,157	147,411
FNMA (12 Month Treasury Average+1.85%)±	7.02	11-1-2035	28,313	28,597
FNMA (12 Month Treasury Average+1.86%)±	7.03	11-1-2035	206,603	207,616
FNMA (12 Month Treasury Average+1.89%)±	7.06	11-1-2035	9,818	9,988
FNMA (12 Month Treasury Average+1.96%)±	7.13	11-1-2035	206,016	206,580
FNMA (12 Month Treasury Average+2.03%)±	7.20	7-1-2035	88,356	88,602
FNMA (12 Month Treasury Average+2.06%)±	7.22	10-1-2035	85,163	87,061
FNMA (12 Month Treasury Average+2.08%)±	7.20	1-1-2035	193,050	195,105
FNMA (12 Month Treasury Average+2.11%)±	7.29	8-1-2035	79,294	79,965
FNMA (12 Month Treasury Average+2.36%)±	7.53	8-1-2040	231,284	233,453
FNMA (12 Month Treasury Average+2.48%)±	6.13	6-1-2040	300,992	303,254
FNMA (3 Year Treasury Constant Maturity+2.15%)±	4.90	8-1-2031	17,419	17,376
FNMA (5 Year Treasury Constant Maturity+1.90%)±	3.49	9-1-2031	72,619	71,916
FNMA (5 Year Treasury Constant Maturity+2.43%)±	4.99	6-1-2028	6,628	6,656
FNMA (Federal COFI+2.00%)±	5.88	8-1-2029	14,412	14,398
FNMA (Federal COFI+2.47%)±	5.88	2-1-2029	113,896	113,576
FNMA (RFUCCT1M+1.17%)±	6.67	5-1-2029	22,038	22,149
FNMA (RFUCCT1Y+1.52%)±	6.48	9-1-2036	153,811	154,809
FNMA (RFUCCT1Y+1.53%)±	6.14	9-1-2035	203,190	209,379
FNMA (RFUCCT1Y+1.55%)±	6.63	1-1-2040	37,476	37,665
FNMA (RFUCCT1Y+1.56%)±	5.98	2-1-2044	27,784	28,594
FNMA (RFUCCT1Y+1.57%)±	5.82	11-1-2044	60,987	61,998
FNMA (RFUCCT1Y+1.58%)±	7.14	9-1-2044	402,766	417,066
The accompanying notes are an integral part of these financial statements.
8 | Allspring Adjustable Rate Government Fund

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA (RFUCCT1Y+1.59%)±	7.00%	8-1-2045	$177,819	$184,015
FNMA (RFUCCT1Y+1.59%)±	7.06	2-1-2043	158,329	163,423
FNMA (RFUCCT1Y+1.59%)±	7.34	6-1-2044	332,178	343,907
FNMA (RFUCCT1Y+1.60%)±	2.23	8-1-2050	1,889,991	1,724,310
FNMA (RFUCCT1Y+1.60%)±	5.85	9-1-2037	317,764	323,173
FNMA (RFUCCT1Y+1.60%)±	6.13	3-1-2046	531,608	547,966
FNMA (RFUCCT1Y+1.62%)±	2.39	8-1-2050	2,341,623	2,151,802
FNMA (RFUCCT1Y+1.62%)±	2.52	4-1-2050	1,073,222	1,024,304
FNMA (RFUCCT1Y+1.64%)±	6.66	11-1-2038	75,597	76,677
FNMA (RFUCCT1Y+1.64%)±	7.21	9-1-2042	66,090	67,482
FNMA (RFUCCT1Y+1.67%)±	7.45	7-1-2035	194,147	199,244
FNMA (RFUCCT1Y+1.67%)±	7.45	6-1-2036	24,312	24,802
FNMA (RFUCCT1Y+1.68%)±	6.26	6-1-2041	543,066	561,056
FNMA (RFUCCT1Y+1.70%)±	6.53	4-1-2034	145,291	149,709
FNMA (RFUCCT1Y+1.72%)±	7.56	6-1-2035	28,603	29,466
FNMA (RFUCCT1Y+1.73%)±	6.53	2-1-2045	563,502	583,614
FNMA (RFUCCT1Y+1.73%)±	6.62	7-1-2043	890,376	919,227
FNMA (RFUCCT1Y+1.73%)±	6.64	9-1-2042	93,977	96,933
FNMA (RFUCCT1Y+1.75%)±	6.00	1-1-2035	143,450	145,592
FNMA (RFUCCT1Y+1.75%)±	6.53	4-1-2033	227,900	230,828
FNMA (RFUCCT1Y+1.75%)±	6.67	4-1-2034	64,768	64,936
FNMA (RFUCCT1Y+1.75%)±	6.78	5-1-2035	154,733	155,769
FNMA (RFUCCT1Y+1.75%)±	7.30	7-1-2035	149,994	153,094
FNMA (RFUCCT1Y+1.77%)±	6.66	7-1-2044	1,051,044	1,080,202
FNMA (RFUCCT1Y+1.79%)±	6.60	1-1-2042	815,461	841,064
FNMA (RFUCCT1Y+1.83%)±	6.08	1-1-2033	34,759	35,021
FNMA (RFUCCT1Y+1.90%)±	6.41	10-1-2034	199,556	201,297
FNMA (RFUCCT1Y+1.91%)±	7.44	5-1-2038	216,043	223,432
FNMA (RFUCCT1Y+1.93%)±	7.68	5-1-2037	365,438	372,002
FNMA (RFUCCT1Y+2.02%)±	6.49	9-1-2035	132,830	137,307
FNMA (RFUCCT6M+1.16%)±	6.50	8-1-2033	2,302	2,290
FNMA (RFUCCT6M+1.18%)±	6.68	8-1-2033	27,220	27,211
FNMA (RFUCCT6M+1.31%)±	6.18	10-1-2037	258,981	262,260
FNMA (RFUCCT6M+1.38%)±	7.00	8-1-2031	77,232	77,454
FNMA (RFUCCT6M+1.38%)±	7.13	12-1-2031	11,458	11,450
FNMA (RFUCCT6M+1.39%)±	7.14	1-1-2032	39,891	39,908
FNMA (RFUCCT6M+1.42%)±	7.04	12-1-2031	88,989	89,432
FNMA (RFUCCT6M+1.51%)±	6.35	11-1-2034	239,001	238,222
FNMA (RFUCCT6M+1.55%)±	7.17	3-1-2034	48,847	48,915
FNMA (RFUCCT6M+1.55%)±	7.29	1-1-2035	265,208	268,856
FNMA (RFUCCT6M+1.61%)±	7.34	6-1-2037	213,972	216,610
FNMA (RFUCCT6M+1.74%)±	6.49	10-1-2024	1,175	1,171
FNMA (RFUCCT6M+1.93%)±	7.05	6-1-2032	44,276	44,311
FNMA (RFUCCT6M+1.96%)±	7.28	1-1-2033	40,898	40,765
FNMA (RFUCCT6M+1.98%)±	6.23	9-1-2033	37,456	37,309
FNMA (RFUCCT6M+2.25%)±	7.22	3-1-2034	325,095	326,738
FNMA (RFUCCT6M+2.31%)±	7.06	4-1-2033	129,392	128,850
FNMA (RFUCCT6M+2.35%)±	7.43	5-1-2033	381,805	386,091
The accompanying notes are an integral part of these financial statements.
Allspring Adjustable Rate Government Fund | 9

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA (RFUCCT6M+2.48%)±	7.73%	7-1-2033	$22,077	$21,988
FNMA (RFUCCT6M+2.51%)±	7.13	4-1-2033	115,953	116,648
FNMA (RFUCCT6M+3.36%)±	8.07	12-1-2032	70,058	69,784
FNMA Series 2001-50 Class BA	7.00	10-25-2041	37,343	37,844
FNMA Series 2001-63 Class FD (30 Day Average U.S. SOFR+0.71%)±	6.07	12-18-2031	25,753	25,746
FNMA Series 2001-81 Class F (30 Day Average U.S. SOFR+0.66%)±	6.01	1-25-2032	14,611	14,539
FNMA Series 2001-T10 Class A2	7.50	12-25-2041	725,984	740,040
FNMA Series 2001-T12 Class A4±±	4.95	8-25-2041	1,313,465	1,320,431
FNMA Series 2001-T12 Class A2	7.50	8-25-2041	57,202	58,090
FNMA Series 2001-T8 Class A1	7.50	7-25-2041	44,587	45,305
FNMA Series 2001-W1 Class AV1 (30 Day Average U.S. SOFR+0.23%)±	5.58	8-25-2031	14,388	13,778
FNMA Series 2001-W3 Class A±±	7.00	9-25-2041	165,072	164,942
FNMA Series 2002-5 Class FD (30 Day Average U.S. SOFR+1.01%)±	6.36	2-25-2032	17,651	17,698
FNMA Series 2002-59 Class F (30 Day Average U.S. SOFR+0.51%)±	5.86	9-25-2032	37,433	37,305
FNMA Series 2002-66 Class A3±±	4.37	4-25-2042	2,971,498	2,979,540
FNMA Series 2002-T12 Class A5±±	5.09	10-25-2041	726,765	734,963
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	644,833	677,763
FNMA Series 2002-T18 Class A5±±	4.80	5-25-2042	1,464,101	1,474,699
FNMA Series 2002-T19 Class A4±±	4.98	3-25-2042	86,487	84,712
FNMA Series 2002-W1 Class 3A±±	3.69	4-25-2042	337,791	317,796
FNMA Series 2002-W4 Class A6±±	4.77	5-25-2042	607,530	594,081
FNMA Series 2003-63 Class A8±±	4.21	1-25-2043	469,299	469,479
FNMA Series 2003-7 Class A2±±	4.82	5-25-2042	255,606	253,652
FNMA Series 2003-T2 Class A1 (30 Day Average U.S. SOFR+0.39%)±	5.74	3-25-2033	518,574	509,607
FNMA Series 2003-W10 Class 2A±±	3.92	6-25-2043	932,071	915,873
FNMA Series 2003-W18 Class 2A±±	4.71	6-25-2043	1,015,560	1,001,227
FNMA Series 2003-W2 Class 1A3	7.50	7-25-2042	156,721	164,394
FNMA Series 2003-W4 Class 5A±±	4.21	10-25-2042	326,738	318,375
FNMA Series 2003-W6 Class 6A±±	4.42	8-25-2042	365,089	355,426
FNMA Series 2003-W8 Class 4A±±	4.72	11-25-2042	463,514	451,284
FNMA Series 2003-W9 Class A (30 Day Average U.S. SOFR+0.23%)±	5.58	6-25-2033	723,605	692,527
FNMA Series 2004-17 Class FT (30 Day Average U.S. SOFR+0.51%)±	5.86	4-25-2034	308,408	306,396
FNMA Series 2004-T1 Class 2A±±	3.96	8-25-2043	601,274	565,950
FNMA Series 2004-T3 Class 2A±±	4.86	8-25-2043	450,192	448,893
FNMA Series 2004-T3 Class 1A3	7.00	2-25-2044	208,850	216,188
FNMA Series 2004-W1 Class 3A±±	4.88	1-25-2043	27,111	24,955
FNMA Series 2004-W1 Class 2A2	7.00	12-25-2033	94,426	98,687
FNMA Series 2004-W12 Class 2A±±	4.52	6-25-2044	1,247,301	1,215,448
FNMA Series 2004-W15 Class 3A±±	4.59	6-25-2044	1,881,591	1,852,488
FNMA Series 2004-W2 Class 5A	7.50	3-25-2044	26,750	27,790
FNMA Series 2005-25 Class PF (30 Day Average U.S. SOFR+0.46%)±	5.81	4-25-2035	418,702	413,257
FNMA Series 2005-W3 Class 3A±±	4.52	4-25-2045	374,706	362,616
FNMA Series 2006-112 Class LF (30 Day Average U.S. SOFR+0.66%)±	6.01	11-25-2036	809,738	802,098
FNMA Series 2006-16 Class FA (30 Day Average U.S. SOFR+0.41%)±	5.76	3-25-2036	264,549	261,122
FNMA Series 2006-44 Class FY (30 Day Average U.S. SOFR+0.68%)±	6.03	6-25-2036	546,113	543,921
FNMA Series 2006-W1 Class 3A±±	4.52	10-25-2045	1,092,407	1,083,631
FNMA Series 2007-109 Class PF (30 Day Average U.S. SOFR+0.76%)±	6.11	12-25-2037	228,617	226,660
The accompanying notes are an integral part of these financial statements.
10 | Allspring Adjustable Rate Government Fund

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA Series 2007-4 Class DF (30 Day Average U.S. SOFR+0.56%)±	5.91%	2-25-2037	$462,413	$455,977
FNMA Series 2007-86 Class FA (30 Day Average U.S. SOFR+0.56%)±	5.91	9-25-2037	736,381	729,922
FNMA Series 2007-95 Class A2 (30 Day Average U.S. SOFR+0.36%)±	4.22	8-27-2036	66,538	66,736
FNMA Series 2008-67 Class FG (30 Day Average U.S. SOFR+1.11%)±	6.46	7-25-2038	432,953	437,346
FNMA Series 2009-106 Class FA (30 Day Average U.S. SOFR+0.86%)±	6.21	1-25-2040	602,462	603,214
FNMA Series 2009-11 Class FU (30 Day Average U.S. SOFR+1.11%)±	6.46	3-25-2049	26,612	26,633
FNMA Series 2010-54 Class AF (30 Day Average U.S. SOFR+0.67%)±	6.02	4-25-2037	166,234	164,994
FNMA Series 2011-121 Class PF (30 Day Average U.S. SOFR+0.46%)±	5.81	12-25-2041	171,000	167,584
FNMA Series 2012-122 Class FM (30 Day Average U.S. SOFR+0.51%)±	5.86	11-25-2042	738,699	725,123
FNMA Series 2012-47 Class FW (30 Day Average U.S. SOFR+1.81%)±	7.16	5-25-2027	31,330	31,576
FNMA Series 2013-130 Class CF (30 Day Average U.S. SOFR+0.36%)±	5.71	6-25-2043	236,156	233,347
FNMA Series 2014-10 Class CF (30 Day Average U.S. SOFR+0.41%)±	5.75	3-25-2044	473,437	467,881
FNMA Series 2014-49 Class AF (30 Day Average U.S. SOFR+0.43%)±	5.77	8-25-2044	84,636	82,082
FNMA Series 2015-38 Class DF (30 Day Average U.S. SOFR+0.42%)±	5.76	6-25-2055	1,031,581	1,013,749
FNMA Series 2015-4 Class FA (30 Day Average U.S. SOFR+0.46%)±	5.80	2-25-2045	624,332	605,747
FNMA Series 2016-58 Class FA (30 Day Average U.S. SOFR+0.59%)±	5.93	8-25-2046	356,253	351,828
FNMA Series 2016-62 Class AF (30 Day Average U.S. SOFR+0.56%)±	5.90	9-25-2046	408,586	403,697
FNMA Series 2016-64 Class KF (30 Day Average U.S. SOFR+0.58%)±	5.92	9-25-2046	808,549	787,018
FNMA Series 2016-76 Class CF (30 Day Average U.S. SOFR+0.56%)±	5.90	10-25-2046	503,030	490,836
FNMA Series 2016-82 Class FM (30 Day Average U.S. SOFR+0.51%)±	5.85	11-25-2046	994,694	967,030
FNMA Series 2016-87 Class AF (30 Day Average U.S. SOFR+0.51%)±	5.85	11-25-2046	198,732	195,934
FNMA Series 2018-47 Class PC	3.50	9-25-2047	109,379	105,791
FNMA Series 2019-25 Class FA (30 Day Average U.S. SOFR+0.56%)±	5.91	6-25-2049	214,896	210,840
FNMA Series 2019-5 Class FE (30 Day Average U.S. SOFR+0.56%)±	5.91	3-25-2049	320,559	314,836
FNMA Series 2019-53 Class FA (30 Day Average U.S. SOFR+0.51%)±	5.85	9-25-2049	1,045,174	1,014,223
FNMA Series 2020-10 Class Q	3.00	3-25-2050	2,518,340	2,165,652
FNMA Series 2020-29 Class FA (30 Day Average U.S. SOFR+0.76%)±	6.10	5-25-2050	617,268	612,103
GNMA	6.45	4-20-2025	1,579	1,577
GNMA	6.50	8-20-2034	102,512	100,968
GNMA	9.00	1-20-2025	2	2
GNMA	9.00	2-20-2025	23	23
GNMA (1 Year Treasury Constant Maturity+1.40%)±	6.57	6-20-2058	3,988	4,012
GNMA (1 Year Treasury Constant Maturity+1.50%)±	4.63	1-20-2034	623,876	623,252
GNMA (1 Year Treasury Constant Maturity+2.00%)±	5.38	4-20-2041	24,295	24,426
GNMA (1 Year Treasury Constant Maturity+2.00%)±	7.00	1-20-2041	15,960	16,276
GNMA (RFUCCT1M+0.60%)±	6.05	5-20-2058	44,249	44,278
GNMA Series 2004-80 Class FA (U.S. SOFR 1 Month+0.51%)±	5.85	10-20-2034	288,278	287,296
GNMA Series 2008-65 Class FG (U.S. SOFR 1 Month+0.86%)±	6.20	8-20-2038	523,497	524,691
GNMA Series 2008-68 Class FA (U.S. SOFR 1 Month+1.06%)±	6.40	8-20-2038	644,335	648,721
GNMA Series 2009-12 Class FA (U.S. SOFR 1 Month+1.06%)±	6.40	3-20-2039	826,255	830,112
GNMA Series 2009-15 Class FL (U.S. SOFR 1 Month+1.06%)±	6.40	3-20-2039	826,255	828,633
GNMA Series 2009-29 Class FL (U.S. SOFR 1 Month+0.76%)±	6.10	5-16-2039	919,506	918,796
GNMA Series 2009-36 Class FE (U.S. SOFR 1 Month+0.91%)±	6.25	9-20-2038	848,815	851,532
GNMA Series 2009-50 Class FW (U.S. SOFR 1 Month+1.11%)±	6.45	7-20-2039	622,482	628,151
GNMA Series 2009-52 Class FD (U.S. SOFR 1 Month+1.06%)±	6.40	7-16-2039	314,400	316,314
GNMA Series 2010-25 Class FH (U.S. SOFR 1 Month+0.83%)±	6.17	2-16-2040	436,673	436,426
GNMA Series 2010-79 Class YF (U.S. SOFR 1 Month+0.46%)±	5.80	5-20-2035	1,421,281	1,411,012
GNMA Series 2011-117 Class FJ (U.S. SOFR 1 Month+0.98%)±	6.32	8-20-2041	810,176	814,912
The accompanying notes are an integral part of these financial statements.
Allspring Adjustable Rate Government Fund | 11

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
GNMA Series 2011-H12 Class FA (U.S. SOFR 1 Month+0.60%)±	5.94%	2-20-2061	$153,518	$153,083
GNMA Series 2011-H17 Class FA (U.S. SOFR 1 Month+0.64%)±	5.98	6-20-2061	142,464	142,264
GNMA Series 2012-124 Class GF (U.S. SOFR 1 Month+0.36%)±	5.70	10-20-2042	966,308	946,304
GNMA Series 2014-44 Class IAƒ	3.50	5-20-2028	733,150	16,893
GNMA Series 2014-H16 Class FL (U.S. SOFR 1 Month+0.58%)±	5.91	7-20-2064	497,145	495,006
GNMA Series 2014-H22 Class FC (U.S. SOFR 1 Month+0.59%)±	5.93	11-20-2064	1,060,642	1,058,681
GNMA Series 2015-H23 Class TA (U.S. SOFR 1 Month+0.58%)±	5.92	9-20-2065	1,129,808	1,127,330
GNMA Series 2016-H24 Class FD (U.S. SOFR 12 Month+1.02%)±	6.45	11-20-2066	265,241	265,321
GNMA Series 2017-H11 Class FE (U.S. SOFR 12 Month+0.90%)±	5.92	5-20-2067	2,175,172	2,175,196
GNMA Series 2018-120 Class FL (U.S. SOFR 1 Month+0.41%)±	5.75	9-20-2048	217,753	212,134
GNMA Series 2018-49 Class FM (U.S. SOFR 1 Month+0.36%)±	5.70	4-20-2048	995,331	967,404
GNMA Series 2018-H07 Class FD (U.S. SOFR 1 Month+0.41%)±	5.75	5-20-2068	155,077	155,096
GNMA Series 2018-H13 Class FC (U.S. SOFR 1 Month+0.41%)±	5.75	7-20-2068	162,321	161,353
GNMA Series 2019-103 Class FG (U.S. SOFR 1 Month+0.56%)±	5.90	4-20-2049	859,460	844,016
GNMA Series 2019-129 Class WF (U.S. SOFR 1 Month+0.51%)±	5.86	2-20-2046	1,014,015	983,617
GNMA Series 2019-H06 Class FD (U.S. SOFR 1 Month+0.83%)±	6.17	1-20-2069	551,680	551,631
GNMA Series 2019-H09 Class FE (U.S. SOFR 1 Month+0.61%)±	5.95	4-20-2069	767,696	765,293
GNMA Series 2019-H10 Class FB (U.S. SOFR 1 Month+0.71%)±	6.05	6-20-2069	2,719,012	2,691,455
GNMA Series 2019-H15 Class FE (U.S. SOFR 1 Month+0.74%)±	6.08	9-20-2069	1,768,316	1,763,243
GNMA Series 2020-H12 Class F (U.S. SOFR 1 Month+0.61%)±	5.95	7-20-2070	722,406	712,523
GNMA Series 2020-H19 Class FB (U.S. SOFR 1 Month+0.56%)±	5.90	11-20-2070	2,301,672	2,266,894
GNMA Series 2021-H01 Class FC (U.S. SOFR 1 Month+0.51%)±	5.85	11-20-2070	1,280,869	1,258,396
GNMA Series 2021-H14 Class FA (30 Day Average U.S. SOFR+0.30%)±	5.65	4-20-2070	3,386,817	3,295,653
Total agency securities (Cost $158,102,766)				155,012,331
Asset-backed securities: 1.43%
Brazos Education Funding LLC Series 2015-1 Class A (30 Day Average U.S. SOFR+1.11%)144A±	6.46	10-25-2056	601,455	602,150
ECMC Group Student Loan Trust Series 2018-2A Class A (30 Day Average U.S. SOFR+0.91%)144A±	6.26	9-25-2068	105,127	104,264
Navient Private Education Refinance Loan Trust Series 2020-GA Class A144A	1.17	9-16-2069	762,736	701,845
Navient Student Loan Trust Series 2021-1A Class A1B (30 Day Average U.S. SOFR+0.71%)144A±	6.06	12-26-2069	585,450	578,268
Nelnet Student Loan Trust Series 2019-4A Class A (U.S. SOFR 1 Month+0.98%)144A±	6.26	9-26-2067	386,314	385,692
SLM Student Loan Trust Series 2004-10 Class A7B (90 Day Average U.S. SOFR+0.86%)144A±	6.22	10-25-2029	5,865	5,869
Total asset-backed securities (Cost $2,443,939)				2,378,088
Corporate bonds and notes: 0.91%
Energy: 0.91%
Oil & gas services: 0.91%
Cal Dive I-Title XI, Inc.	4.93	2-1-2027	1,501,281	1,508,381
Total corporate bonds and notes (Cost $1,529,793)				1,508,381
The accompanying notes are an integral part of these financial statements.
12 | Allspring Adjustable Rate Government Fund

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities: 1.54%
Angel Oak Mortgage Trust Series 2020-R1 Class A1144A±±	0.99%	4-25-2053	$377,517	$354,607
GS Mortgage-Backed Securities Corp. Trust Series 2020-PJ4 Class A2144A±±	3.00	1-25-2051	571,453	489,235
MFA Trust Series 2020-NQM3 Class A1144A±±	1.01	1-26-2065	209,023	193,045
New Residential Mortgage Loan Trust Series 2018-4A Class A1M (U.S. SOFR 1 Month+1.01%)144A±	6.29	1-25-2048	703,665	688,578
New Residential Mortgage Loan Trust Series 2020-RPL1 Class A1144A±±	2.75	11-25-2059	158,919	151,021
Starwood Mortgage Residential Trust Series 2021-2 Class A1144A±±	0.94	5-25-2065	551,552	510,089
Towd Point Mortgage Trust Series 2017-5 Class A1 (U.S. SOFR 1 Month+0.71%)144A±	5.99	2-25-2057	164,659	169,003
Total non-agency mortgage-backed securities (Cost $2,749,502)				2,555,578

		Yield	Shares
Short-term investments: 1.51%
Investment companies: 1.51%
Allspring Government Money Market Fund Select Class♠∞		5.23	2,514,250	2,514,250
Total short-term investments (Cost $2,514,250)				2,514,250
Total investments in securities (Cost $167,340,250)	98.79%			163,968,628
Other assets and liabilities, net	1.21			2,002,285
Total net assets	100.00%			$165,970,913

±	Variable rate investment. The rate shown is the rate in effect at period end.
ƒ
Investment in an interest-only security that entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
COFI	Cost of Funds Index
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year
RFUCCT1M	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-month
RFUCCT6M	Refinitiv USD IBOR Consumer Cash Fallbacks Term 6-month
SOFR	Secured Overnight Financing Rate
STRIPS	Separate trading of registered interest and principal securities
The accompanying notes are an integral part of these financial statements.
Allspring Adjustable Rate Government Fund | 13

Portfolio of investments—August 31, 2024

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$7,537,678	$144,786,282	$(149,809,710)	$0	$0	$2,514,250	2,514,250	$288,128
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short
10-Year U.S. Treasury Notes	(58)	12-19-2024	$(6,620,525)	$(6,586,625)	$33,900	$0
Ultra 10-Year U.S. Treasury Notes	(64)	12-19-2024	(7,575,949)	(7,516,000)	59,949	0
2-Year U.S. Treasury Notes	(45)	12-31-2024	(9,349,382)	(9,339,610)	9,772	0
5-Year U.S. Treasury Notes	(35)	12-31-2024	(3,841,774)	(3,828,945)	12,829	0
					$116,450	$0
The accompanying notes are an integral part of these financial statements.
14 | Allspring Adjustable Rate Government Fund

Statement of assets and liabilities—August 31, 2024
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $164,826,000)	$161,454,378
Investments in affiliated securities, at value (cost $2,514,250)	2,514,250
Cash	131,219
Cash at broker segregated for futures contracts	1,366,000
Receivable for interest	756,787
Principal paydown receivable	343,582
Receivable for daily variation margin on open futures contracts	60,969
Receivable for Fund shares sold	55,491
Prepaid expenses and other assets	33,719
Total assets	166,716,395
Liabilities
Payable for Fund shares redeemed	552,683
Dividends payable	105,383
Management fee payable	16,940
Administration fees payable	16,430
Shareholder servicing fee payable	14,645
Trustees’ fees and expenses payable	4,290
Distribution fee payable	933
Accrued expenses and other liabilities	34,178
Total liabilities	745,482
Total net assets	$165,970,913
Net assets consist of
Paid-in capital	$171,330,306
Total distributable loss	(5,359,393)
Total net assets	$165,970,913
Computation of net asset value and offering price per share
Net assets–Class A	$63,198,184
Shares outstanding–Class A1	7,172,935
Net asset value per share–Class A	$8.81
Maximum offering price per share – Class A2	$8.99
Net assets–Class C	$1,389,551
Shares outstanding–Class C1	158,024
Net asset value per share–Class C	$8.79
Net assets–Administrator Class	$732,127
Shares outstanding–Administrator Class[1]	83,060
Net asset value per share–Administrator Class	$8.81
Net assets–Institutional Class	$100,651,051
Shares outstanding–Institutional Class[1]	11,420,952
Net asset value per share–Institutional Class	$8.81
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/98 of net asset value. On investments of $100,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Adjustable Rate Government Fund | 15

Statement of operations—year ended August 31, 2024
Statement of operations
Investment income
Interest	$11,393,093
Income from affiliated securities	288,128
Total investment income	11,681,221
Expenses
Management fee	874,722
Administration fees
Class A	97,528
Class C	2,712
Administrator Class	2,758
Institutional Class	144,269
Shareholder servicing fees
Class A	161,787
Class C	4,518
Administrator Class	6,849
Distribution fee
Class C	13,550
Custody and accounting fees	33,666
Professional fees	113,303
Registration fees	60,933
Shareholder report expenses	35,628
Trustees’ fees and expenses	22,404
Other fees and expenses	88,907
Total expenses	1,663,534
Less: Fee waivers and/or expense reimbursements
Fund-level	(279,090)
Class A	(32,569)
Class C	(777)
Administrator Class	(3,331)
Net expenses	1,347,767
Net investment income	10,333,454
Realized and unrealized gains (losses) on investments
Net realized losses on
Unaffiliated securities	(1,052,460)
Futures contracts	(506,954)
Net realized losses on investments	(1,559,414)
Net change in unrealized gains (losses) on
Unaffiliated securities	7,105,252
Futures contracts	514,450
Net change in unrealized gains (losses) on investments	7,619,702
Net realized and unrealized gains (losses) on investments	6,060,288
Net increase in net assets resulting from operations	$16,393,742
The accompanying notes are an integral part of these financial statements.
16 | Allspring Adjustable Rate Government Fund

Statement of changes in net assets
Statement of changes in net assets
	Year ended August 31, 2024		Year ended August 31, 2023
Operations
Net investment income		$10,333,454		$9,780,707
Net realized gains (losses) on investments		(1,559,414)		2,495,445
Net change in unrealized gains (losses) on investments		7,619,702		(2,320,527)
Net increase in net assets resulting from operations		16,393,742		9,955,625
Distributions to shareholders from
Net investment income and net realized gains
Class A		(3,229,076)		(3,321,383)
Class C		(80,310)		(103,512)
Administrator Class		(154,055)		(233,998)
Institutional Class		(9,564,600)		(12,473,766)
Total distributions to shareholders		(13,028,041)		(16,132,659)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	403,347	3,530,348	389,869	3,389,206
Class C	16,330	142,605	127,961	1,119,816
Administrator Class	37,096	325,486	27,630	243,694
Institutional Class	3,483,271	30,436,397	5,820,602	51,054,703
		34,434,836		55,807,419
Reinvestment of distributions
Class A	320,380	2,799,128	332,081	2,877,025
Class C	9,035	78,681	11,717	101,218
Administrator Class	17,283	150,646	26,577	230,333
Institutional Class	1,040,863	9,089,046	1,293,692	11,210,473
		12,117,501		14,419,049
Payment for shares redeemed
Class A	(1,457,518)	(12,733,848)	(2,139,575)	(18,612,509)
Class C	(149,154)	(1,296,846)	(210,246)	(1,830,767)
Administrator Class	(482,387)	(4,221,876)	(264,335)	(2,306,022)
Institutional Class	(17,145,120)	(150,318,201)	(23,140,378)	(201,979,605)
		(168,570,771)		(224,728,903)
Net decrease in net assets resulting from capital share transactions		(122,018,434)		(154,502,435)
Total decrease in net assets		(118,652,733)		(160,679,469)
Net assets
Beginning of period		284,623,646		445,303,115
End of period		$165,970,913		$284,623,646
The accompanying notes are an integral part of these financial statements.
Allspring Adjustable Rate Government Fund | 17

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Class A	2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.69	$8.82	$8.96	$8.92	$8.98
Net investment income	0.35 [1]	0.23 [1]	0.02	0.04	0.17
Net realized and unrealized gains (losses) on investments	0.21	0.02	(0.09)	0.05	(0.06)
Total from investment operations	0.56	0.25	(0.07)	0.09	0.11
Distributions to shareholders from
Net investment income	(0.35)	(0.24)	(0.03)	(0.05)	(0.17)
Net realized gains	(0.09)	(0.14)	(0.04)	0.00	(0.00)[2]
Total distributions to shareholders	(0.44)	(0.38)	(0.07)	(0.05)	(0.17)
Net asset value, end of period	$8.81	$8.69	$8.82	$8.96	$8.92
Total return[3]	6.56%	2.95%	(0.81)%	0.99%	1.25%
Ratios to average net assets (annualized)
Gross expenses	0.90%	0.87%	0.82%	0.82%	0.88%
Net expenses	0.74%	0.74%	0.74%	0.74%	0.74%
Net investment income	3.98%	2.68%	0.30%	0.49%	1.92%
Supplemental data
Portfolio turnover rate	2%	12%	36%	53%	9%
Net assets, end of period (000s omitted)	$63,198	$68,736	$82,283	$97,274	$111,538

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
18 | Allspring Adjustable Rate Government Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Class C	2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.68	$8.81	$8.95	$8.91	$8.97
Net investment income (loss)	0.28 [1]	0.16 [1]	0.00 [1,2]	(0.00)[1,3]	0.10 [1]
Net realized and unrealized gains (losses) on investments	0.21	0.02	(0.10)	0.04	(0.06)
Total from investment operations	0.49	0.18	(0.10)	0.04	0.04
Distributions to shareholders from
Net investment income	(0.29)	(0.17)	(0.00)[2]	(0.00)[2]	(0.10)
Net realized gains	(0.09)	(0.14)	(0.04)	0.00	(0.00)[2]
Total distributions to shareholders	(0.38)	(0.31)	(0.04)	(0.00)[2]	(0.10)
Net asset value, end of period	$8.79	$8.68	$8.81	$8.95	$8.91
Total return[4]	5.64%	2.19%	(1.08)%	0.48%	0.50%
Ratios to average net assets (annualized)
Gross expenses	1.64%	1.61%	1.57%	1.57%	1.63%
Net expenses	1.49%	1.49%	1.02%*	1.27%*	1.49%
Net investment income (loss)	3.19%	1.90%	0.04%	(0.02)%	1.17%
Supplemental data
Portfolio turnover rate	2%	12%	36%	53%	9%
Net assets, end of period (000s omitted)	$1,390	$2,445	$3,104	$3,304	$4,702

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended August 31, 2022	0.47%
Year ended August 31, 2021	0.22%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
[4]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Adjustable Rate Government Fund | 19

Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Administrator Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.70	$8.83	$8.97	$8.92	$8.98
Net investment income	0.35 [1]	0.24 [1]	0.04 [1]	0.06 [1]	0.18 [1]
Net realized and unrealized gains (losses) on investments	0.21	0.02	(0.10)	0.05	(0.06)
Total from investment operations	0.56	0.26	(0.06)	0.11	0.12
Distributions to shareholders from
Net investment income	(0.36)	(0.25)	(0.04)	(0.06)	(0.18)
Net realized gains	(0.09)	(0.14)	(0.04)	0.00	(0.00)[2]
Total distributions to shareholders	(0.45)	(0.39)	(0.08)	(0.06)	(0.18)
Net asset value, end of period	$8.81	$8.70	$8.83	$8.97	$8.92
Total return[3]	6.58%	3.10%	(0.67)%	1.24%	1.40%
Ratios to average net assets (annualized)
Gross expenses	0.83%	0.80%	0.76%	0.76%	0.81%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	4.01%	2.76%	0.43%	0.64%	1.98%
Supplemental data
Portfolio turnover rate	2%	12%	36%	53%	9%
Net assets, end of period (000s omitted)	$732	$4,444	$6,367	$8,299	$8,076

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
20 | Allspring Adjustable Rate Government Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Institutional Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.69	$8.82	$8.96	$8.92	$8.98
Net investment income	0.37 [1]	0.25 [1]	0.05 [1]	0.07 [1]	0.19 [1]
Net realized and unrealized gains (losses) on investments	0.22	0.02	(0.10)	0.04	(0.06)
Total from investment operations	0.59	0.27	(0.05)	0.11	0.13
Distributions to shareholders from
Net investment income	(0.38)	(0.26)	(0.05)	(0.07)	(0.19)
Net realized gains	(0.09)	(0.14)	(0.04)	0.00	(0.00)[2]
Total distributions to shareholders	(0.47)	(0.40)	(0.09)	(0.07)	(0.19)
Net asset value, end of period	$8.81	$8.69	$8.82	$8.96	$8.92
Total return[3]	6.85%	3.24%	(0.53)%	1.27%	1.54%
Ratios to average net assets (annualized)
Gross expenses	0.57%	0.53%	0.49%	0.49%	0.54%
Net expenses	0.46%	0.46%	0.46%	0.46%	0.46%
Net investment income	4.23%	2.88%	0.59%	0.74%	2.12%
Supplemental data
Portfolio turnover rate	2%	12%	36%	53%	9%
Net assets, end of period (000s omitted)	$100,651	$208,999	$353,549	$444,150	$288,045

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Adjustable Rate Government Fund | 21

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Adjustable Rate Government Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
22 | Allspring Adjustable Rate Government Fund

Notes to financial statements
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased.  If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of August 31, 2024, the aggregate cost of all investments for federal income tax purposes was $167,569,626 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$1,006,661
Gross unrealized losses	(4,491,209)
Net unrealized losses	$(3,484,548)
As of August 31, 2024, the Fund had capital loss carryforwards which consist of $37,510 in short-term capital losses and $1,737,877 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Adjustable Rate Government Fund | 23

Notes to financial statements
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$155,012,331	$0	$155,012,331
Asset-backed securities	0	2,378,088	0	2,378,088
Corporate bonds and notes	0	1,508,381	0	1,508,381
Non-agency mortgage-backed securities	0	2,555,578	0	2,555,578
Short-term investments
Investment companies	2,514,250	0	0	2,514,250
	2,514,250	161,454,378	0	163,968,628
Futures contracts	116,450	0	0	116,450
Total assets	$2,630,700	$161,454,378	$0	$164,085,078
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At August 31, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.350%
Next $4 billion	0.325
Next $3 billion	0.290
Next $2 billion	0.265
Over $10 billion	0.255
For the year ended August 31, 2024, the management fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As
24 | Allspring Adjustable Rate Government Fund

Notes to financial statements
compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through December 31, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of August 31, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.74%
Class C	1.49
Administrator Class	0.60
Institutional Class	0.46
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended August 31, 2024, Allspring Funds Distributor received $100 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the year ended August 31, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class and are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended August 31, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the year ended August 31, 2024 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$3,565,521	$110,061	$65,406,503	$11,195,420
6.
DERIVATIVE TRANSACTIONS
During the year ended August 31, 2024, the Fund entered into futures contracts for duration and curve management. The Fund had an average notional amount of $54,100,705 in short futures contracts during the year ended August 31, 2024.
Allspring Adjustable Rate Government Fund | 25

Notes to financial statements
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $275,000,000 (prior to July 9, 2024: $350,000,000), revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended August 31, 2024, there were no borrowings by the Fund under the agreement.
8.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended August 31
	2024	2023
Ordinary income	$11,822,470	$12,307,008
Long-term capital gain	1,205,571	3,825,651
As of August 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	Unrealized losses	Capital loss carryforward
$62,415	$(3,484,548)	$(1,775,387)
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
26 | Allspring Adjustable Rate Government Fund

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Adjustable Rate Government Fund (the Fund), one of the Funds constituting Allspring Funds Trust, including the portfolio of investments, as of August 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian, transfer agent and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
October 24, 2024
Allspring Adjustable Rate Government Fund | 27

Other information (unaudited)
Other information
Tax information
Pursuant to Section 852 of the Internal Revenue Code, $1,205,571 was designated as a 20% rate gain distribution for the fiscal year ended
August 31, 2024.
For the fiscal year ended August 31, 2024, $10,346,179 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
For the fiscal year ended August 31, 2024, $1,452,657 has been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

28 | Allspring Adjustable Rate Government Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Allspring Adjustable Rate Government Fund | 29

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 28-30, 2024 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Adjustable Rate Government Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2024, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* The Board also received information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., under a transition services agreement and an update on the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

30 | Allspring Adjustable Rate Government Fund

Other information (unaudited)
Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program, fair valuation designee, and derivatives risk management program manager. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2023. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was in range of the average investment performance of the Universe for the three- and five-year periods and lower than the average investment performance of the Universe for the one- and ten-year periods under review. The Board also noted that the investment performance of the Fund was in range of the investment performance of its benchmark index, the Bloomberg 6-Month Treasury Bill Index, for the one-, five-, and ten-year periods under review, but lower for the three-year period under review.
The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to the investment decisions and market factors that affected the Fund’s investment performance.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were equal to or in range of the median net operating expense ratios of the expense Groups for each share class, except for the Class A shares, which was higher than the median net operating expense ratio of the expense Group.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were in range of the sum of these average rates for the Fund’s expense Groups for each share class, except for the Class A shares, which was higher than the sum of these average rates of the Fund’s expense Group.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Allspring Adjustable Rate Government Fund | 31

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

32 | Allspring Adjustable Rate Government Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR0356 08-24

Allspring Conservative Income Fund
Long Form Financial Statements
Annual Report
August 31, 2024

Allspring Conservative Income Fund | 1

Portfolio of investments—August 31, 2024
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 1.94%
GNMA±±	4.56%	8-20-2070	$1,310,287	$1,291,545
GNMA Series 2023-H13 Class BA±±	4.67	5-20-2073	1,190,038	1,171,843
Total agency securities (Cost $2,535,639)				2,463,388
Asset-backed securities: 27.51%
BMW Vehicle Lease Trust Series 2023-1 Class A3	5.16	11-25-2025	606,532	606,363
BMW Vehicle Owner Trust Series 2024-A Class A2A	5.42	2-25-2027	1,500,000	1,506,894
Capital One Prime Auto Receivables Trust Series 2023-1 Class A2	5.20	5-15-2026	1,216,444	1,215,707
CarMax Auto Owner Trust Series 2021-4 Class A3	0.56	9-15-2026	1,294,570	1,268,327
Chase Auto Owner Trust Series 2023-AA Class A2144A	5.90	3-25-2027	449,755	451,141
Chase Auto Owner Trust Series 2024-4A Class A2144A	5.25	9-27-2027	2,000,000	2,008,356
Daimler Trucks Retail Trust Series 2024-1 Class A3	5.49	12-15-2027	1,625,000	1,648,898
Enterprise Fleet Financing LLC Series 2024-1 Class A2144A	5.23	3-20-2030	2,000,000	2,012,011
Evergreen Credit Card Trust Series 2022-CRT2 Class B144A	6.56	11-15-2026	1,000,000	1,002,004
Ford Credit Auto Lease Trust Series 2024-A Class A3	5.06	5-15-2027	1,450,000	1,455,475
GM Financial Automobile Leasing Trust Series 2022-3 Class A4	4.11	8-20-2026	2,000,000	1,995,482
Honda Auto Receivables Owner Trust Series 2021-3 Class A3	0.41	11-18-2025	439,849	435,334
Honda Auto Receivables Owner Trust Series 2021-4 Class A4	1.14	6-21-2028	1,530,000	1,486,865
Honda Auto Receivables Owner Trust Series 2023-1 Class A2	5.22	10-21-2025	319,690	319,576
Hyundai Auto Lease Securitization Trust Series 2024-A Class A3144A	5.02	3-15-2027	2,250,000	2,261,064
Hyundai Auto Receivables Trust Series 2023-A Class A2A	5.19	12-15-2025	183,831	183,772
Mercedes-Benz Auto Lease Trust Series 2023-A Class A2	5.24	11-17-2025	602,111	601,990
Mercedes-Benz Auto Receivables Trust Series 2023-1 Class A3	4.51	11-15-2027	1,090,000	1,086,630
Nissan Auto Receivables Owner Trust Series 2023-A Class A2A	5.34	2-17-2026	775,248	775,225
Porsche Financial Auto Securitization Trust Series 2023-1A Class A2144A	5.42	12-22-2026	585,888	585,813
Porsche Financial Auto Securitization Trust Series 2023-2A Class A2A144A	5.88	11-23-2026	845,408	846,621
SBNA Auto Lease Trust Series 2023-A Class A2144A	6.27	4-20-2026	696,837	699,511
SBNA Auto Lease Trust Series 2023-A Class A3144A	6.51	4-20-2027	2,000,000	2,032,365
Tesla Auto Lease Trust Series 2023-A Class A3144A	5.89	6-22-2026	2,225,000	2,232,642
Tesla Auto Lease Trust Series 2024-A Class A3144A	5.30	6-21-2027	675,000	679,717
Toyota Auto Receivables Owner Trust Series 2023-A Class A2	5.05	1-15-2026	532,940	532,689
Toyota Lease Owner Trust Series 2023-A Class A2144A	5.30	8-20-2025	192,960	192,925
Verizon Master Trust Series 2023-2 Class A	4.89	4-13-2028	1,000,000	998,552
Verizon Master Trust Series 2024-1 Class A1A	5.00	12-20-2028	1,000,000	1,003,876
World Omni Auto Receivables Trust Series 2022-D Class A3	5.61	2-15-2028	2,500,000	2,512,013
World Omni Automobile Lease Securitization Trust Series 2023-A Class A2A	5.47	11-17-2025	311,205	311,272
Total asset-backed securities (Cost $34,846,576)				34,949,110
Corporate bonds and notes: 42.80%
Consumer, cyclical: 8.07%
Auto manufacturers: 8.07%
American Honda Finance Corp. Series A	4.60	4-17-2025	2,000,000	1,995,278
BMW U.S. Capital LLC144A	5.30	8-11-2025	2,200,000	2,212,985
Daimler Truck Finance North America LLC144A	5.20	1-17-2025	1,000,000	999,771
The accompanying notes are an integral part of these financial statements.
2 | Allspring Conservative Income Fund

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
Auto manufacturers(continued)
Hyundai Capital America144A	5.80%	6-26-2025	$500,000	$502,825
Hyundai Capital America144A	6.25	11-3-2025	650,000	659,646
Mercedes-Benz Finance North America LLC144A	3.30	5-19-2025	2,000,000	1,976,357
Toyota Motor Credit Corp. (U.S. SOFR+0.45%)±	5.82	5-15-2026	1,900,000	1,899,577
				10,246,439
Consumer, non-cyclical: 5.60%
Agriculture: 1.97%
Philip Morris International, Inc.	5.13	11-15-2024	2,500,000	2,497,900
Food: 0.99%
Campbell Soup Co.	5.30	3-20-2026	1,250,000	1,264,646
Healthcare-services: 1.35%
UnitedHealth Group, Inc.	4.75	7-15-2026	1,700,000	1,717,043
Pharmaceuticals: 1.29%
Bristol-Myers Squibb Co.	4.95	2-20-2026	1,625,000	1,639,518
Financial: 26.02%
Banks: 17.27%
Bank of America NA	5.65	8-18-2025	2,500,000	2,520,006
Bank of New York Mellon (U.S. SOFR+0.80%)±	5.22	11-21-2025	2,000,000	1,999,260
Citibank NA	5.44	4-30-2026	1,900,000	1,927,559
Citibank NA	5.86	9-29-2025	600,000	607,633
Goldman Sachs Group, Inc.	3.75	5-22-2025	1,000,000	990,398
JPMorgan Chase & Co. (U.S. SOFR+1.07%)±	5.55	12-15-2025	2,400,000	2,400,454
Morgan Stanley Bank NA	5.48	7-16-2025	2,500,000	2,518,819
PNC Financial Services Group, Inc. (U.S. SOFR+1.09%)±	5.67	10-28-2025	2,125,000	2,125,250
State Street Corp.	3.55	8-18-2025	2,500,000	2,474,368
U.S. Bancorp	1.45	5-12-2025	1,900,000	1,856,772
Wells Fargo Bank NA	5.55	8-1-2025	2,500,000	2,517,863
				21,938,382
Insurance: 6.79%
Athene Global Funding144A	5.62	5-8-2026	1,900,000	1,924,076
GA Global Funding Trust (U.S. SOFR+1.36%)144A±	6.73	4-11-2025	2,000,000	2,009,099
MassMutual Global Funding II144A	4.15	8-26-2025	1,770,000	1,760,458
New York Life Global Funding144A	3.60	8-5-2025	1,800,000	1,782,758
Protective Life Global Funding144A	1.62	4-15-2026	1,200,000	1,144,741
				8,621,132
REITS: 1.96%
Simon Property Group LP	2.00	9-13-2024	2,500,000	2,497,406
Industrial: 0.94%
Trucking & leasing: 0.94%
Penske Truck Leasing Co. LP/PTL Finance Corp.144A	1.20	11-15-2025	1,250,000	1,196,490
The accompanying notes are an integral part of these financial statements.
Allspring Conservative Income Fund | 3

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
Technology: 1.18%
Computers: 1.18%
Hewlett Packard Enterprise Co.	5.90%	10-1-2024	$1,500,000	$1,500,324
Utilities: 0.99%
Electric: 0.99%
NextEra Energy Capital Holdings, Inc.	4.95	1-29-2026	1,000,000	1,004,282
NextEra Energy Capital Holdings, Inc.	6.05	3-1-2025	250,000	251,076
				1,255,358
Total corporate bonds and notes (Cost $54,093,301)				54,374,638
Yankee corporate bonds and notes: 22.26%
Communications: 1.49%
Telecommunications: 1.49%
NTT Finance Corp.144A	1.16	4-3-2026	2,000,000	1,897,030
Financial: 20.45%
Banks: 18.91%
Australia & New Zealand Banking Group Ltd.	5.00	3-18-2026	2,000,000	2,016,970
Bank of Montreal	1.85	5-1-2025	2,000,000	1,960,254
Banque Federative du Credit Mutuel SA144A	2.38	11-21-2024	2,000,000	1,987,557
Canadian Imperial Bank of Commerce	1.00	10-18-2024	2,000,000	1,989,340
Cooperatieve Rabobank UA	4.85	1-9-2026	1,550,000	1,557,070
Mitsubishi UFJ Financial Group, Inc. (1 Year Treasury Constant Maturity+1.55%)±	5.06	9-12-2025	1,750,000	1,749,529
Royal Bank of Canada	5.66	10-25-2024	2,000,000	2,000,620
Skandinaviska Enskilda Banken AB144A	0.65	9-9-2024	2,000,000	1,998,364
Sumitomo Mitsui Financial Group, Inc.	1.47	7-8-2025	1,900,000	1,847,316
Sumitomo Mitsui Trust Bank Ltd. (U.S. SOFR+0.44%)144A±	5.81	9-16-2024	1,200,000	1,200,084
Toronto-Dominion Bank	4.29	9-13-2024	2,500,000	2,499,052
UBS AG	5.80	9-11-2025	1,500,000	1,515,475
Westpac Banking Corp.	5.51	11-17-2025	700,000	708,655
Westpac Banking Corp. (U.S. SOFR+0.30%)±	5.68	11-18-2024	1,000,000	1,000,193
				24,030,479
Savings & loans: 1.54%
Nationwide Building Society144A	1.00	8-28-2025	1,000,000	965,260
Nationwide Building Society144A	3.90	7-21-2025	1,000,000	991,843
				1,957,103
Utilities: 0.32%
Electric: 0.32%
Algonquin Power & Utilities Corp.øø	5.37	6-15-2026	400,000	402,864
Total yankee corporate bonds and notes (Cost $28,155,763)				28,287,476
The accompanying notes are an integral part of these financial statements.
4 | Allspring Conservative Income Fund

Portfolio of investments—August 31, 2024

		Yield	Shares	Value
Short-term investments: 5.09%
Investment companies: 5.09%
Allspring Government Money Market Fund Select Class♠∞		5.23%	6,464,887	$6,464,887
Total short-term investments (Cost $6,464,887)				6,464,887
Total investments in securities (Cost $126,096,166)	99.60%			126,539,499
Other assets and liabilities, net	0.40			504,282
Total net assets	100.00%			$127,043,781

±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
GNMA	Government National Mortgage Association
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$666,357	$149,024,746	$(143,226,216)	$0	$0	$6,464,887	6,464,887	$98,141
The accompanying notes are an integral part of these financial statements.
Allspring Conservative Income Fund | 5

Statement of assets and liabilities—August 31, 2024
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $119,631,279)	$120,074,612
Investments in affiliated securities, at value (cost $6,464,887)	6,464,887
Cash	305
Receivable for interest	947,258
Receivable from manager	8,890
Prepaid expenses and other assets	57,212
Total assets	127,553,164
Liabilities
Dividends payable	462,156
Payable for Fund shares redeemed	9,559
Administration fees payable	9,265
Trustees’ fees and expenses payable	2,238
Shareholder servicing fee payable	32
Accrued expenses and other liabilities	26,133
Total liabilities	509,383
Total net assets	$127,043,781
Net assets consist of
Paid-in capital	$133,439,049
Total distributable loss	(6,395,268)
Total net assets	$127,043,781
Computation of net asset value per share
Net assets–Class A2	$194,570
Shares outstanding–Class A2[1]	19,583
Net asset value per share–Class A2	$9.94
Net assets–Institutional Class	$126,849,211
Shares outstanding–Institutional Class[1]	12,771,417
Net asset value per share–Institutional Class	$9.93
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
6 | Allspring Conservative Income Fund

Statement of operations—year ended August 31, 2024
Statement of operations
Investment income
Interest	$8,312,763
Income from affiliated securities	98,141
Total investment income	8,410,904
Expenses
Management fee	387,324
Administration fees
Class A2	293
Institutional Class	123,787
Shareholder servicing fees
Class A2	293
Custody and accounting fees	6,435
Professional fees	84,860
Registration fees	48,041
Shareholder report expenses	15,865
Trustees’ fees and expenses	23,551
Other fees and expenses	15,163
Total expenses	705,612
Less: Fee waivers and/or expense reimbursements
Fund-level	(319,587)
Class A2	(144)
Net expenses	385,881
Net investment income	8,025,023
Realized and unrealized gains (losses) on investments
Net realized losses on investments	(136,179)
Net change in unrealized gains (losses) on investments	1,124,281
Net realized and unrealized gains (losses) on investments	988,102
Net increase in net assets resulting from operations	$9,013,125
The accompanying notes are an integral part of these financial statements.
Allspring Conservative Income Fund | 7

Statement of changes in net assets
Statement of changes in net assets
	Year ended August 31, 2024		Year ended August 31, 2023
Operations
Net investment income		$8,025,023		$9,278,449
Net realized losses on investments		(136,179)		(2,459,784)
Net change in unrealized gains (losses) on investments		1,124,281		2,473,829
Net increase in net assets resulting from operations		9,013,125		9,292,494
Distributions to shareholders from
Net investment income and net realized gains
Class A2		(9,928)		(10,083)
Institutional Class		(8,130,087)		(9,306,063)
Total distributions to shareholders		(8,140,015)		(9,316,146)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A2	6,294	62,250	16,246	160,394
Institutional Class	857,103	8,465,657	1,181,753	11,649,365
		8,527,907		11,809,759
Reinvestment of distributions
Class A2	985	9,749	956	9,429
Institutional Class	263,320	2,605,219	459,490	4,527,831
		2,614,968		4,537,260
Payment for shares redeemed
Class A2	(6,466)	(64,232)	(20,313)	(200,287)
Institutional Class	(7,693,279)	(76,079,996)	(11,465,507)	(112,972,138)
		(76,144,228)		(113,172,425)
Net decrease in net assets resulting from capital share transactions		(65,001,353)		(96,825,406)
Total decrease in net assets		(64,128,243)		(96,849,058)
Net assets
Beginning of period		191,172,024		288,021,082
End of period		$127,043,781		$191,172,024
The accompanying notes are an integral part of these financial statements.
8 | Allspring Conservative Income Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Class A2	2024	2023	2022	2021	2020[1]
Net asset value, beginning of period	$9.88	$9.87	$10.02	$10.05	$10.02
Net investment income	0.50 [2]	0.37	0.07	0.04	0.02
Net realized and unrealized gains (losses) on investments	0.07	0.02	(0.16)	(0.03)	0.03
Total from investment operations	0.57	0.39	(0.09)	0.01	0.05
Distributions to shareholders from
Net investment income	(0.51)	(0.38)	(0.06)	(0.04)	(0.02)
Tax basis return of capital	0.00	0.00	0.00	(0.00)[3]	0.00
Total distributions to shareholders	(0.51)	(0.38)	(0.06)	(0.04)	(0.02)
Net asset value, end of period	$9.94	$9.88	$9.87	$10.02	$10.05
Total return[4]	5.89%	4.05%	(0.92)%	0.11%	0.53%
Ratios to average net assets (annualized)
Gross expenses	0.69%	0.64%	0.68%	0.70%	0.70%
Net expenses	0.40%	0.40%	0.43%	0.49%	0.50%
Net investment income	5.05%	3.70%	0.70%	0.35%	0.78%
Supplemental data
Portfolio turnover rate	73%	105%	112%	111%	102%
Net assets, end of period (000s omitted)	$195	$185	$216	$173	$71

[1]	For the period from May 29, 2020 (commencement of class operations) to August 31, 2020
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Conservative Income Fund | 9

Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Institutional Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.87	$9.87	$10.02	$10.05	$10.00
Net investment income	0.52 [1]	0.40	0.09	0.06	0.17
Net realized and unrealized gains (losses) on investments	0.06	0.00 [2]	(0.16)	(0.02)	0.06
Total from investment operations	0.58	0.40	(0.07)	0.04	0.23
Distributions to shareholders from
Net investment income	(0.52)	(0.40)	(0.08)	(0.07)	(0.18)
Tax basis return of capital	0.00	0.00	0.00	(0.00)[2]	0.00
Total distributions to shareholders	(0.52)	(0.40)	(0.08)	(0.07)	(0.18)
Net asset value, end of period	$9.93	$9.87	$9.87	$10.02	$10.05
Total return[3]	6.05%	4.10%	(0.69)%	0.35%	2.30%
Ratios to average net assets (annualized)
Gross expenses	0.46%	0.41%	0.39%	0.37%	0.38%
Net expenses	0.25%	0.25%	0.25%	0.26%	0.27%
Net investment income	5.21%	3.89%	0.81%	0.61%	1.74%
Supplemental data
Portfolio turnover rate	73%	105%	112%	111%	102%
Net assets, end of period (000s omitted)	$126,849	$190,987	$287,805	$371,584	$384,253

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
10 | Allspring Conservative Income Fund

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Conservative Income Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased.  If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
Allspring Conservative Income Fund | 11

Notes to financial statements
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of August 31, 2024, the aggregate cost of all investments for federal income tax purposes was $126,129,380 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$509,878
Gross unrealized losses	(99,759)
Net unrealized gains	$410,119
As of August 31, 2024, the Fund had capital loss carryforwards which consist of $5,591,265 in short-term capital losses and $1,214,428 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$2,463,388	$0	$2,463,388
Asset-backed securities	0	34,949,110	0	34,949,110
Corporate bonds and notes	0	54,374,638	0	54,374,638
Yankee corporate bonds and notes	0	28,287,476	0	28,287,476
Short-term investments
Investment companies	6,464,887	0	0	6,464,887
Total assets	$6,464,887	$120,074,612	$0	$126,539,499
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At August 31, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds
12 | Allspring Conservative Income Fund

Notes to financial statements
Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.250%
Next $4 billion	0.225
Next $5 billion	0.190
Over $10 billion	0.180
For the year ended August 31, 2024, the management fee was equivalent to an annual rate of 0.25% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.10% and declining to 0.05% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A2	0.15%
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through December 31, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of August 31, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A2	0.40%
Institutional Class	0.25
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A2 shares is charged a fee at an annual rate up to 0.15% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended August 31, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended August 31, 2024 were $96,354,687 and $90,511,710, respectively.
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $275,000,000 (prior to July 9, 2024: $350,000,000), revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such
Allspring Conservative Income Fund | 13

Notes to financial statements
as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended August 31, 2024, there were no borrowings by the Fund under the agreement.
7.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended August 31
	2024	2023
Ordinary income	$8,140,015	$9,316,146
As of August 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	Unrealized gains	Capital loss carryforward
$462,462	$410,119	$(6,805,693)
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.
SUBSEQUENT EVENT
At the Board Meeting held on August 13-14, the Board approved the Plan of Liquidation and Termination of the Fund on or about October 25, 2024. Pursuant to the approval, the Fund is closed to new investors and to additional investments from existing shareholders (with no exceptions) since August 16, 2024.
14 | Allspring Conservative Income Fund

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Conservative Income Fund (the Fund), one of the Funds constituting Allspring Funds Trust, including the portfolio of investments, as of August 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian and transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
October 24, 2024
Allspring Conservative Income Fund | 15

Other information (unaudited)
Other information
Tax information
For the fiscal year ended August 31, 2024, $5,681,447 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

16 | Allspring Conservative Income Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Allspring Conservative Income Fund | 17

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 28-30, 2024 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Conservative Income Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2024, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* The Board also received information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., under a transition services agreement and an update on the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

18 | Allspring Conservative Income Fund

Other information (unaudited)
Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program, and fair valuation designee. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2023. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Institutional Class) was equal to or in range of the average investment performance of the Universe for all periods under review, but lower for the three-year period under review. The Board also noted that the investment performance of the Fund was higher than the investment performance of its benchmark index, the Bloomberg 6-9 Month Treasury Bill Index, for all periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for each share class.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than the sum of these average rates for the Fund’s expense Groups for Institutional Class shares and in range the sum of these average rates for the Fund’s expense Groups for Class A2 shares.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.

Allspring Conservative Income Fund | 19

Other information (unaudited)
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

20 | Allspring Conservative Income Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR5100 08-24

Allspring Core Plus Bond Fund
Long Form Financial Statements
Annual Report
August 31, 2024

Allspring Core Plus Bond Fund | 1

Portfolio of investments—August 31, 2024
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 29.56%
FHLMC	2.00%	10-1-2051	$42,406,384	$34,819,235
FHLMC	2.00	1-1-2052	11,133,650	9,150,298
FHLMC	2.50	8-1-2037	5,125,066	4,758,096
FHLMC	2.50	9-1-2050	9,749,255	8,325,387
FHLMC	2.50	6-1-2051	109,073,867	93,137,731
FHLMC	2.50	11-1-2051	9,589,520	8,291,916
FHLMC	2.50	12-1-2050	26,681,395	22,949,284
FHLMC	3.00	9-1-2034	268,831	257,390
FHLMC	3.00	6-1-2050	495,974	449,555
FHLMC	3.00	7-1-2050	1,480,661	1,342,088
FHLMC	3.00	8-1-2050	2,032,569	1,833,875
FHLMC	3.00	11-1-2050	26,354,721	23,628,557
FHLMC	3.00	3-1-2052	246,040	219,888
FHLMC	3.00	5-1-2052	19,619,932	17,428,263
FHLMC	3.00	6-1-2053	17,052,463	15,199,837
FHLMC	3.00	6-1-2052	498,442	442,763
FHLMC	3.50	12-1-2045	879,163	823,073
FHLMC	3.50	5-1-2052	98,232	90,853
FHLMC	3.50	12-1-2052	8,023,566	7,386,944
FHLMC	3.50	4-1-2053	7,996,374	7,361,909
FHLMC	4.00	6-1-2037	2,551,681	2,516,488
FHLMC	4.00	4-1-2038	15,868,887	15,650,026
FHLMC	4.00	6-1-2044	550,410	531,010
FHLMC	4.00	5-1-2049	939,940	901,258
FHLMC	4.00	8-1-2052	7,657,366	7,268,424
FHLMC	4.00	5-1-2054	13,987,835	13,270,107
FHLMC	4.50	5-1-2053	13,074,414	12,729,347
FHLMC	4.50	6-1-2053	15,336,601	14,916,338
FHLMC	5.00	6-1-2036	71,151	72,598
FHLMC	5.00	8-1-2040	74,918	76,757
FHLMC	5.00	7-1-2052	20,556,873	20,458,025
FHLMC	5.00	11-1-2052	17,484,757	17,378,214
FHLMC	5.00	5-1-2053	13,499,997	13,402,141
FHLMC	5.00	12-1-2053	12,487,709	12,397,451
FHLMC	5.50	8-1-2038	18,382	18,839
FHLMC	5.50	12-1-2038	146,736	150,418
FHLMC	5.50	6-1-2040	258,026	264,448
FHLMC	5.50	11-1-2052	106,942	107,710
FHLMC	5.50	3-1-2053	74,001,132	74,651,052
FHLMC	5.50	9-1-2053	21,427,232	21,647,160
FHLMC	5.50	1-1-2054	35,788,104	36,027,807
FHLMC	6.00	5-1-2054	39,208,599	39,918,798
FHLMC	8.00	2-1-2030	43	45
FHLMC Structured Pass-Through Certificates Series T-42 Class A5	7.50	2-25-2042	799,282	852,543
FHLMC Structured Pass-Through Certificates Series T-57 Class 2A1±±	4.58	7-25-2043	24,726	23,372
The accompanying notes are an integral part of these financial statements.
2 | Allspring Core Plus Bond Fund

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC Structured Pass-Through Certificates Series T-59 Class 2A1±±	3.95%	10-25-2043	$109,285	$94,911
FHLMC Whole Loan Securities Trust Series 2015-SC01 Class 1A	3.50	5-25-2045	109,479	97,688
FHLMC (RFUCCT1Y+1.33%)±	5.62	1-1-2036	3,914	3,937
FNMA	2.00	5-1-2051	28,403,573	23,333,155
FNMA	2.00	8-1-2051	11,130,366	9,129,362
FNMA	2.00	10-1-2051	59,499,852	48,827,610
FNMA	2.00	12-1-2051	10,010,305	8,210,500
FNMA	2.00	1-1-2052	51,516,275	42,231,752
FNMA	2.00	2-1-2052	33,541,356	27,568,432
FNMA%%	2.00	9-16-2054	66,655,000	54,536,208
FNMA	2.50	5-1-2037	20,339,652	18,883,201
FNMA	2.50	12-1-2050	18,656,924	16,015,167
FNMA	2.50	7-1-2051	15,488,879	13,207,773
FNMA	2.50	10-1-2051	55,920,947	47,685,085
FNMA	2.50	12-1-2051	35,245,773	30,305,498
FNMA	2.50	1-1-2052	10,266,531	8,780,055
FNMA%%	2.50	9-16-2054	16,970,000	14,469,922
FNMA	2.50	5-1-2051	31,229,204	26,817,531
FNMA	3.00	11-1-2045	484,331	441,387
FNMA	3.00	12-1-2045	1,249,631	1,139,226
FNMA	3.00	12-1-2046	656,075	594,154
FNMA	3.00	8-1-2050	1,773,517	1,593,498
FNMA	3.00	10-1-2051	22,465,463	20,186,424
FNMA	3.00	11-1-2051	35,528,799	31,759,483
FNMA	3.00	1-1-2052	7,942,128	7,055,625
FNMA	3.00	2-1-2052	7,499,131	6,702,705
FNMA	3.00	6-1-2052	20,356,573	18,133,943
FNMA	3.48	3-1-2029	912,841	887,863
FNMA	3.50	12-1-2037	15,468,129	14,998,292
FNMA%%	3.50	9-19-2039	13,215,000	12,817,759
FNMA	3.50	10-1-2043	462,877	434,341
FNMA	3.50	4-1-2045	70,759	66,295
FNMA	3.50	8-1-2045	1,080,613	1,010,911
FNMA	3.50	3-1-2048	2,269,901	2,117,369
FNMA	3.50	5-1-2052	10,273,800	9,468,571
FNMA	3.50	6-1-2052	55,383,446	51,042,604
FNMA%%	3.50	9-15-2054	15,730,000	14,480,714
FNMA	3.50	8-1-2052	15,142,468	13,941,004
FNMA	3.50	2-1-2053	16,552,561	15,242,482
FNMA	3.62	3-1-2029	427,860	418,447
FNMA	4.00	8-1-2037	5,520,287	5,449,189
FNMA	4.00	9-1-2037	4,769,552	4,723,036
FNMA	4.00	1-1-2038	4,829,378	4,764,321
FNMA	4.00	2-1-2046	128,726	124,121
FNMA	4.00	4-1-2046	712,289	687,171
FNMA	4.00	6-1-2048	765,195	733,461
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 3

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA	4.00%	2-1-2050	$1,022,611	$980,226
FNMA	4.00	10-1-2052	49,904,213	47,363,917
FNMA	4.00	6-1-2052	5,482,157	5,209,085
FNMA	4.00	9-1-2053	12,670,126	12,020,183
FNMA	4.50	11-1-2048	716,083	705,703
FNMA	4.50	6-1-2052	41,060,023	39,980,641
FNMA	4.50	9-1-2052	45,196,558	44,020,765
FNMA	4.50	11-1-2052	17,548,753	17,082,946
FNMA	4.50	4-1-2053	9,147,825	8,905,449
FNMA	4.50	7-1-2052	262,999	256,086
FNMA	5.00	2-1-2036	8,189	8,341
FNMA	5.00	6-1-2040	23,743	24,298
FNMA	5.00	8-1-2040	505,814	514,439
FNMA	5.00	3-1-2053	6,827,604	6,778,113
FNMA	5.50	8-1-2034	30,838	31,645
FNMA	5.50	2-1-2035	9,091	9,344
FNMA	5.50	8-1-2038	203,074	208,244
FNMA	5.50	2-1-2053	42,068,102	42,453,935
FNMA	5.50	6-1-2053	12,913,021	13,007,401
FNMA%%	5.50	9-15-2054	14,430,000	14,527,982
FNMA	6.00	10-1-2037	192,067	201,566
FNMA	6.00	11-1-2037	10,046	10,516
FNMA%%	6.00	9-15-2054	8,715,000	8,874,974
FNMA	6.50	7-1-2036	9,642	10,109
FNMA	6.50	11-1-2036	1,094	1,135
FNMA	7.00	7-1-2036	4,618	4,792
FNMA	7.00	11-1-2037	2,611	2,656
FNMA (1 Year Treasury Constant Maturity+2.24%)±	6.69	11-1-2038	9,019	9,343
FNMA (1 Year Treasury Constant Maturity+2.28%)±	6.74	8-1-2036	180,159	186,655
FNMA (RFUCCT1Y+1.61%)±	7.25	3-1-2046	203,408	210,077
FNMA (RFUCCT1Y+1.61%)±	7.31	5-1-2046	138,414	143,083
FNMA (RFUCCT1Y+1.73%)±	5.98	9-1-2036	5,391	5,461
FNMA (RFUCCT1Y+1.81%)±	6.91	8-1-2036	13,306	13,751
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	3,290	3,458
FNMA Series 2003-W14 Class 2A±±	4.73	1-25-2043	95,222	96,791
FNMA Series 2003-W8 Class 4A±±	4.72	11-25-2042	54,251	52,820
FNMA Series 2004-W11 Class 1A3	7.00	5-25-2044	565,266	570,186
FNMA Series 2004-W15 Class 1A3	7.00	8-25-2044	181,921	190,075
FNMA Series 2005-W4 Class 3A±±	4.60	6-25-2045	24,811	24,327
GNMA	2.00	1-20-2052	14,212,849	11,975,153
GNMA	2.00	3-20-2052	32,702,417	27,552,715
GNMA	2.50	12-20-2051	12,179,062	10,648,634
GNMA	2.50	3-20-2052	14,489,306	12,663,271
GNMA	2.50	4-20-2052	19,697,516	17,215,109
GNMA%%	2.50	9-23-2054	16,560,000	14,477,400
GNMA	2.50	8-20-2051	41,732,357	36,474,533
GNMA	2.50	9-20-2051	18,138,980	15,852,990
GNMA	2.50	5-20-2052	15,050,450	13,153,696
The accompanying notes are an integral part of these financial statements.
4 | Allspring Core Plus Bond Fund

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
GNMA	3.00%	11-20-2045	$1,001,167	$921,746
GNMA	3.00	4-20-2051	4,551,636	4,124,787
GNMA%%	3.00	9-23-2054	9,770,000	8,845,863
GNMA	3.00	4-20-2052	10,779,597	9,757,654
GNMA	3.00	5-20-2052	53,155,838	48,116,482
GNMA	3.00	6-20-2052	5,740,500	5,196,281
GNMA	3.50	9-20-2047	559,047	525,883
GNMA	3.50	12-20-2047	1,204,889	1,132,656
GNMA	3.50	8-20-2052	12,857,288	11,970,358
GNMA	3.50	4-20-2052	14,233,447	13,251,586
GNMA	3.50	5-20-2052	5,296,334	4,930,979
GNMA	3.50	9-20-2052	19,721,218	18,360,796
GNMA	4.00	12-20-2047	651,597	630,410
GNMA	4.00	11-20-2052	12,866,624	12,296,502
GNMA	4.50	8-20-2049	218,128	215,179
GNMA	4.50	7-20-2052	10,786,144	10,579,435
GNMA	4.50	9-20-2052	7,080,301	6,942,428
GNMA	4.50	3-20-2053	17,637,114	17,285,254
GNMA	5.00	7-20-2040	175,316	179,364
GNMA	5.00	9-20-2052	8,505,551	8,501,545
GNMA	5.00	6-20-2053	15,538,032	15,523,059
GNMA	5.00	4-20-2053	5,115,141	5,111,787
GNMA	5.00	8-20-2053	8,289,076	8,277,282
GNMA	5.00	4-20-2054	13,096,000	13,077,367
GNMA	5.50	12-20-2052	14,791,337	14,911,906
GNMA	5.50	4-20-2053	16,841,365	16,971,250
GNMA%%	5.50	9-15-2054	69,510,000	69,965,801
GNMA%%	6.00	9-15-2054	181,740,000	184,423,567
GNMA%%	6.50	9-15-2054	35,495,000	36,252,431
GNMA	7.50	12-15-2029	171	171
GNMA Series 2008-22 Class XMƒ±±	1.31	2-16-2050	273,836	3,388
Total agency securities (Cost $2,154,424,792)				2,167,336,717
Asset-backed securities: 10.78%
ACHM Mortgage Trust Series 2024-HE1 Class A144A	6.55	5-25-2039	4,754,578	4,878,195
ACHM Trust Series 2023-HE2 Class A144A±±	7.50	10-25-2038	20,602,575	21,938,366
Aligned Data Centers Issuer LLC Series 2021-1A Class A2144A	1.94	8-15-2046	2,881,000	2,706,387
ALLO Issuer LLC Series 2024-1A Class A2144A	5.94	7-20-2054	7,595,000	7,720,152
Apidos CLO XXXI Ltd. Series 2019-31A Class DR (U.S. SOFR 3 Month+3.36%)144A±	8.66	4-15-2031	3,000,000	3,001,575
Aqua Finance Trust Series 2021-A Class A144A	1.54	7-17-2046	3,016,428	2,757,034
Avis Budget Rental Car Funding AESOP LLC Series 2020-1A Class B144A	2.68	8-20-2026	14,495,000	14,166,155
Avis Budget Rental Car Funding AESOP LLC Series 2024-3A Class A144A	5.23	12-20-2030	1,000,000	1,013,989
Bain Capital Credit CLO Ltd. Series 2020-2A Class BR (U.S. SOFR 3 Month+1.96%)144A±	7.24	7-19-2034	2,545,000	2,545,000
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 5

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Bastion Funding I LLC Series 2023-1A Class A2144A	7.12%	4-25-2038	$9,957,542	$9,994,385
BDS Ltd. Series 2021-FL9 Class B (U.S. SOFR 1 Month+1.81%)144A±	7.16	11-16-2038	5,475,000	5,414,035
BHG Securitization Trust Series 2021-A Class B144A	2.79	11-17-2033	6,515,000	6,122,890
Blue Bridge Funding LLC Series 2023-1A Class A144A	7.37	11-15-2030	2,471,895	2,495,496
Blue Bridge Funding LLC Series 2023-1A Class B144A	9.48	11-15-2030	1,168,000	1,189,797
Blue Stream Issuer LLC Series 2023-1A Class A2144A	5.40	5-20-2053	3,500,000	3,493,988
Bojangles Issuer LLC Series 2020-1A Class A2144A	3.83	10-20-2050	18,878,737	18,204,506
Brex Commercial Charge Card Master Trust Series 2024-1 Class A1144A	6.05	7-15-2027	5,040,000	5,096,112
BRSP Ltd. Series 2021-FL1 Class A (U.S. SOFR 1 Month+1.26%)144A±	6.61	8-19-2038	3,663,303	3,635,316
Cajun Global LLC Series 2021-1 Class A2144A	3.93	11-20-2051	6,251,650	5,812,616
Carlyle Global Market Strategies CLO Ltd. Series 2016-1A Class CR2 (U.S. SOFR 3 Month+3.61%)144A±	8.89	4-20-2034	1,500,000	1,481,490
CCAS LLC Series 2024-1A Class A144A	7.12	6-16-2031	18,589,000	18,873,216
Cogent Ipv4 LLC Series 2024-1A Class A2144A	7.92	5-25-2054	8,990,000	9,370,174
Cologix Data Centers U.S. Issuer LLC Series 2021-1A Class B144A	3.79	12-26-2051	1,400,000	1,321,537
CoreVest American Finance Trust Series 2021-3 Class B144A	2.49	10-15-2054	355,000	334,763
CPS Auto Receivables Trust Series 2021-A Class D144A	1.16	12-15-2026	390,894	386,805
Crockett Partners Equipment Co. IIA LLC Series 2024-1C Class A144A	6.05	1-20-2031	14,762,879	14,856,103
CyrusOne Data Centers Issuer I LLC Series 2023-2A Class A2144A	5.56	11-20-2048	1,795,000	1,804,301
DataBank Issuer LLC Series 2024-1A Class A2144A	5.30	1-26-2054	11,350,000	11,080,584
Domino’s Pizza Master Issuer LLC Series 2015-1A Class A2II144A	4.47	10-25-2045	12,057,500	11,922,305
Driven Brands Funding LLC Series 2021-1A Class A2144A	2.79	10-20-2051	2,820,250	2,528,402
Dryden 72 CLO Ltd. Series 2019-72A Class CR (U.S. SOFR 3 Month+2.11%)144A±	7.23	5-15-2032	3,550,000	3,544,597
ECMC Group Student Loan Trust Series 2020-3A Class A1B (30 Day Average U.S. SOFR+1.11%)144A±	6.46	1-27-2070	2,213,128	2,207,271
Edgeconnex Data Centers Issuer LLC Series 2024-1 Class A2144A	6.00	7-27-2054	12,410,146	12,383,465
Edsouth Indenture No. 9 LLC Series 2015-1 Class A (30 Day Average U.S. SOFR+0.91%)144A±	6.26	10-25-2056	307,424	307,060
Enterprise Fleet Financing LLC Series 2023-2 Class A3144A	5.50	4-22-2030	7,185,000	7,347,548
FIGRE Trust Series 2023-HE1 Class A144A	5.85	3-25-2053	11,533,660	11,656,625
FIGRE Trust Series 2023-HE2 Class A144A±±	6.51	5-25-2053	8,201,628	8,402,171
FIGRE Trust Series 2023-HE3 Class A144A±±	6.44	11-25-2053	4,383,216	4,504,388
FirstKey Homes Trust Series 2021-SFR1 Class A144A	1.54	8-17-2038	1,324,886	1,246,564
FirstKey Homes Trust Series 2021-SFR1 Class C144A	1.89	8-17-2038	6,770,000	6,336,313
FirstKey Homes Trust Series 2021-SFR2 Class B144A	1.61	9-17-2038	8,675,000	8,134,513
Five Guys Holdings, Inc. Series 2023-1A Class A2144A	7.55	1-26-2054	5,365,000	5,651,824
Flagship Credit Auto Trust Series 2022-2 Class B144A	4.76	5-17-2027	5,999,000	5,964,307
The accompanying notes are an integral part of these financial statements.
6 | Allspring Core Plus Bond Fund

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Flexential Issuer Series 2021-1A Class A2144A	3.25%	11-27-2051	$9,615,000	$9,031,319
FREED Mortgage Trust Series 2022-HE1 Class A144A	7.00	10-25-2037	8,140,801	8,304,068
FREED Mortgage Trust Series 2022-HE1 Class B144A	7.00	10-25-2037	6,890,597	6,922,711
Frontier Issuer LLC Series 2024-1 Class A2144A	6.19	6-20-2054	12,595,000	12,916,985
FS Rialto Issuer LLC Series 2021-FL3 Class B (U.S. SOFR 1 Month+1.91%)144A±	7.25	11-16-2036	3,000,000	2,951,937
Golub Capital Partners ABS Funding Series 2024-1A Class A2144A	6.89	1-25-2034	7,525,000	7,656,438
Gracie Point International Funding LLC Series 2023-1A Class B (90 Day Average U.S. SOFR+2.60%)144A±	7.97	9-1-2026	7,076,000	7,155,593
Hertz Vehicle Financing III LLC Series 2022-1A Class B144A	2.19	6-25-2026	2,450,000	2,390,722
Hertz Vehicle Financing III LLC Series 2023-2A Class A144A	5.57	9-25-2029	3,695,000	3,754,975
Hertz Vehicle Financing III LLC Series 2023-4A Class A144A	6.15	3-25-2030	10,700,000	11,144,103
Hertz Vehicle Financing LLC Series 2021-1A Class B144A	1.56	12-26-2025	7,186,667	7,117,611
Hotwire Funding LLC Series 2023-1A Class A2144A	5.69	5-20-2053	16,750,000	17,050,860
ICG U.S. CLO Ltd. Series 2014-1A Class BR2 (U.S. SOFR 3 Month+2.71%)144A±	7.99	10-20-2034	4,400,000	4,403,736
Jimmy Johns Funding LLC Series 2017-1A Class A2II144A	4.85	7-30-2047	2,365,900	2,327,119
Jonah Energy ABS I LLC Series 2022-1 Class A1144A	7.20	12-10-2037	8,713,750	8,787,450
Lendmark Funding Trust Series 2021-1A Class A144A	1.90	11-20-2031	2,065,000	1,932,432
Mercury Financial Credit Card Master Trust Series 2023-1A Class A144A	8.04	9-20-2027	7,000,000	7,038,291
MF1 Ltd. Series 2022-FL8 Class A (U.S. SOFR 1 Month+1.35%)144A±	6.69	2-19-2037	14,167,671	14,021,574
MF1 Ltd. Series 2022-FL8 Class C (U.S. SOFR 1 Month+2.20%)144A±	7.54	2-19-2037	8,750,000	8,463,800
MF1 Multifamily Housing Mortgage Loan Trust Series 2021-FL5 Class A (U.S. SOFR 1 Month+0.96%)144A±	6.30	7-15-2036	1,871,098	1,861,159
MNR ABS Issuer I LLC‡	8.12	12-15-2038	7,830,499	7,908,804
Monroe Capital ABS Funding II Ltd. Series 2023-1A Class A1R144A	6.77	7-22-2034	1,245,000	1,252,458
NBC Funding LLC Series 2024-1A Class A2144A	6.75	7-30-2054	22,200,000	22,821,420
Neighborly Issuer LLC Series 2021-1A Class A2144A	3.58	4-30-2051	7,740,000	7,100,352
New Economy Assets Phase 1 Sponsor LLC Series 2021-1 Class B1144A	2.41	10-20-2061	3,750,000	3,336,030
Oak Street Investment Grade Net Lease Fund Series 2020-1A Class A5144A	3.39	11-20-2050	5,379,750	5,038,963
Oak Street Investment Grade Net Lease Fund Series 2020-1A Class B1144A	5.11	11-20-2050	3,325,000	3,110,543
Oak Street Investment Grade Net Lease Fund Series 2021-1A Class A3144A	2.80	1-20-2051	4,910,635	4,603,862
Octane Receivables Trust Series 2021-1A Class A144A	0.93	3-22-2027	5,795	5,781
Octane Receivables Trust Series 2021-1A Class B144A	1.53	4-20-2027	3,000,000	2,951,451
Octane Receivables Trust Series 2022-2A Class A144A	5.11	2-22-2028	1,852,250	1,848,704
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 7

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Octane Receivables Trust Series 2023-1A Class A144A	5.87%	5-21-2029	$1,456,947	$1,461,392
Octane Receivables Trust Series 2023-1A Class B144A	5.96	7-20-2029	3,045,000	3,076,058
OneMain Financial Issuance Trust Series 2020-2A Class A144A	1.75	9-14-2035	1,220,000	1,160,854
Oxford Finance Credit Fund III LP Series 2024-A Class A2144A	6.68	1-14-2032	9,035,000	9,144,309
Pagaya AI Debt Selection Trust Series 2021-HG1 Class A144A	1.22	1-16-2029	1,586,357	1,563,626
Pagaya AI Debt Trust Series 2023-1 Class A144A	7.56	7-15-2030	2,158,984	2,166,162
Pagaya AI Debt Trust Series 2023-5 Class B144A	7.63	4-15-2031	1,799,985	1,814,040
Pagaya AI Debt Trust Series 2023-6 Class B144A	7.46	6-16-2031	8,692,770	8,744,430
Parallel Ltd. Series 2021-1A Class D (U.S. SOFR 3 Month+3.71%)144A±	9.01	7-15-2034	8,500,000	8,297,441
Pawnee Equipment Receivables LLC Series 2021-1 Class A2144A	1.10	7-15-2027	152,506	151,627
PFS Financing Corp. Series 2022-C Class B144A	4.39	5-15-2027	11,913,000	11,819,079
PFS Financing Corp. Series 2024-B Class A144A	4.95	2-15-2029	1,575,000	1,591,222
Planet Fitness Master Issuer LLC Series 2024-1A Class A2I144A	5.77	6-5-2054	21,455,000	21,799,958
PRET LLC Series 2024-NPL3 Class A1144A±±	7.52	4-27-2054	5,374,715	5,437,768
Qdoba Funding LLC Series 2023-1A Class A2144A	8.50	9-14-2053	5,985,000	6,354,107
RCKT Mortgage Trust Series 2023-CES3 Class A1A144A±±	7.11	11-25-2043	15,105,213	15,390,611
RCKT Mortgage Trust Series 2024-CES2 Class A1A144A±±	6.14	4-25-2044	6,929,074	7,003,825
Retained Vantage Data Centers Issuer LLC Series 2023-1A Class A2A144A	5.00	9-15-2048	16,130,000	15,858,062
Saluda Grade Alternative Mortgage Trust Series 2023- FIG3 Class A144A±±	7.07	8-25-2053	9,291,642	9,553,765
Saluda Grade Alternative Mortgage Trust Series 2023- FIG4 Class A144A±±	6.72	11-25-2053	9,273,632	9,586,524
SEB Funding LLC Series 2021-1A Class A2144A	4.97	1-30-2052	4,114,687	4,000,670
Service Experts Issuer LLC Series 2021-1A Class A144A	2.67	2-2-2032	4,137,278	3,985,672
Service Experts Issuer LLC Series 2021-1A Class B144A	3.28	2-2-2032	6,445,000	5,948,489
Service Experts Issuer LLC Series 2024-1A Class A144A	6.39	11-20-2035	11,747,889	12,030,266
ServiceMaster Funding LLC Series 2020-1 Class A2II144A	3.34	1-30-2051	2,760,821	2,383,914
Sesac Finance LLC Series 2024-1 Class A2144A	6.42	1-25-2054	2,338,250	2,401,975
SLM Student Loan Trust Series 2003-10A Class A4 (90 Day Average U.S. SOFR+0.93%)144A±	6.28	12-17-2068	3,066,941	3,058,631
Sound Point CLO Ltd. Series 2015-1RA Class BR (U.S. SOFR 3 Month+1.81%)144A±	7.11	4-15-2030	10,340,000	10,340,386
SpringCastle America Funding LLC Series 2020-AA Class A144A	1.97	9-25-2037	1,734,018	1,595,565
Stack Infrastructure Issuer LLC Series 2024-1A Class A2144A	5.90	3-25-2049	1,500,000	1,534,142
Starwood Ltd. Series 2022-FL3 Class A (30 Day Average U.S. SOFR+1.35%)144A±	6.70	11-15-2038	1,087,294	1,072,401
The accompanying notes are an integral part of these financial statements.
8 | Allspring Core Plus Bond Fund

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
STORE Master Funding LLC Series 2023-1A Class A1144A	6.19%	6-20-2053	$6,956,250	$7,058,979
Switch ABS Issuer LLC Series 2024-1A Class A2144A	6.28	3-25-2054	4,890,000	5,009,157
Switch ABS Issuer LLC Series 2024-2A Class A2144A	5.44	6-25-2054	13,115,000	13,082,058
Taco Bell Funding LLC Series 2021-1A Class A23144A	2.54	8-25-2051	491,250	416,458
TierPoint Issuer LLC Series 2023-1A Class A2144A	6.00	6-25-2053	20,000,000	19,985,021
Towd Point HE Trust Series 2023-1 Class A1A144A	6.88	2-25-2063	8,914,271	8,989,919
Towd Point Mortgage Trust Series 2024-CES1 Class A2144A±±	6.44	1-25-2064	2,769,000	2,825,655
TRTX Issuer Ltd. Series 2022-FL5 Class A (U.S. SOFR 1 Month+1.65%)144A±	6.99	2-15-2039	1,237,765	1,225,422
TSC SPV Funding LLC Series 2024-1A Class A2144A%%	6.29	8-20-2054	7,175,000	7,205,619
Vantage Data Centers Issuer LLC Series 2020-1A Class A2144A	1.65	9-15-2045	2,340,000	2,246,948
Venture CLO Ltd. Series 2017-30A Class B (U.S. SOFR 3 Month+1.86%)144A±	7.16	1-15-2031	250,000	250,018
Vertical Bridge Holdings LLC Series 2020-2A Class B144A	3.23	9-15-2050	5,000,000	4,843,893
Wendy’s Funding LLC Series 2021-1A Class A2II144A	2.78	6-15-2051	533,499	460,793
Westgate Resorts LLC Series 2022-1A Class C144A	2.49	8-20-2036	5,912,311	5,714,085
Zais CLO 6 Ltd. Series 2017-1A Class CR (U.S. SOFR 3 Month+2.91%)144A±	8.21	7-15-2029	7,450,000	7,461,853
Zaxby’s Funding LLC Series 2021-1A Class A2144A	3.24	7-30-2051	4,772,400	4,351,921
Ziply Fiber Issuer LLC Series 2024-1A Class A2144A	6.64	4-20-2054	29,025,000	29,861,759
Total asset-backed securities (Cost $784,773,288)				790,360,100
Corporate bonds and notes: 21.43%
Basic materials: 0.22%
Chemicals: 0.16%
International Flavors & Fragrances, Inc.144A	3.47	12-1-2050	12,640,000	8,758,270
Westlake Corp.	1.63	7-17-2029	2,750,000	2,766,677
				11,524,947
Mining: 0.06%
Glencore Funding LLC144A	3.38	9-23-2051	6,500,000	4,317,149
Communications: 1.62%
Internet: 0.70%
Booking Holdings, Inc.	4.13	5-12-2033	2,500,000	2,884,734
MercadoLibre, Inc.	3.13	1-14-2031	12,050,000	10,734,405
Meta Platforms, Inc.	5.55	8-15-2064	19,825,000	20,307,586
Uber Technologies, Inc.144A	4.50	8-15-2029	17,845,000	17,501,210
				51,427,935
Media: 0.69%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	12,000,000	9,676,930
Charter Communications Operating LLC/Charter Communications Operating Capital	3.85	4-1-2061	9,860,000	5,985,078
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 9

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
Media(continued)
Charter Communications Operating LLC/Charter Communications Operating Capital	3.90%	6-1-2052	$5,910,000	$3,870,372
Charter Communications Operating LLC/Charter Communications Operating Capital	4.40	12-1-2061	11,000,000	7,427,833
Charter Communications Operating LLC/Charter Communications Operating Capital	6.10	6-1-2029	10,853,000	11,213,077
Sirius XM Radio, Inc.144A	5.50	7-1-2029	5,995,000	5,834,656
Time Warner Cable LLC	5.50	9-1-2041	7,605,000	6,580,941
				50,588,887
Telecommunications: 0.23%
AT&T, Inc.	3.55	9-15-2055	7,160,000	5,062,186
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC144A	4.74	3-20-2025	736,875	734,764
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC144A	5.15	3-20-2028	11,175,000	11,232,765
				17,029,715
Consumer, cyclical: 3.57%
Airlines: 0.52%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.75	4-20-2029	8,260,000	8,096,696
British Airways Pass-Through Trust Series 2020-1 Class A144A	4.25	11-15-2032	4,771,997	4,555,204
Delta Air Lines Pass-Through Trust Series 2020-1 Class AA	2.00	6-10-2028	2,834,071	2,634,768
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.144A	11.00	4-15-2029	6,020,000	6,127,156
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.144A	6.50	6-20-2027	13,429,800	13,554,427
United Airlines Pass-Through Trust Series 2023-1 Class A	5.80	1-15-2036	2,835,205	2,929,960
				37,898,211
Apparel: 0.46%
Michael Kors USA, Inc.144A	4.25	11-1-2024	9,164,000	9,115,843
Tapestry, Inc.	7.85	11-27-2033	15,239,000	16,306,149
VF Corp.	2.95	4-23-2030	10,000,000	8,631,898
				34,053,890
Auto manufacturers: 1.25%
BMW U.S. Capital LLC144A	4.85	8-13-2031	7,900,000	7,922,101
Ford Motor Co.	3.25	2-12-2032	11,585,000	9,867,239
Ford Motor Co.	6.10	8-19-2032	13,920,000	14,303,140
Ford Motor Credit Co. LLC	4.00	11-13-2030	8,000,000	7,375,373
General Motors Financial Co., Inc.	5.35	7-15-2027	12,465,000	12,689,268
General Motors Financial Co., Inc.	5.85	4-6-2030	7,520,000	7,846,000
Hyundai Capital America144A	1.30	1-8-2026	4,205,000	4,008,448
Hyundai Capital America144A	5.30	3-19-2027	3,835,000	3,891,315
Hyundai Capital America144A	5.30	1-8-2029	7,705,000	7,851,953
The accompanying notes are an integral part of these financial statements.
10 | Allspring Core Plus Bond Fund

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
Auto manufacturers(continued)
Hyundai Capital America144A	5.65%	6-26-2026	$2,085,000	$2,115,512
Toyota Motor Credit Corp.	4.55	8-9-2029	13,750,000	13,865,622
				91,735,971
Entertainment: 0.32%
Cinemark USA, Inc.144A	5.25	7-15-2028	700,000	687,626
Warnermedia Holdings, Inc.	4.28	3-15-2032	10,980,000	9,598,177
Warnermedia Holdings, Inc.	5.14	3-15-2052	17,265,000	13,131,734
				23,417,537
Leisure time: 0.12%
Sabre Global, Inc.144A	11.25	12-15-2027	8,645,000	8,756,374
Lodging: 0.13%
Las Vegas Sands Corp.	6.20	8-15-2034	9,370,000	9,596,096
Retail: 0.44%
Genuine Parts Co.	4.95	8-15-2029	12,090,000	12,164,515
Group 1 Automotive, Inc.144A	6.38	1-15-2030	2,235,000	2,273,694
Kohl’s Corp.	4.63	5-1-2031	5,025,000	4,151,550
Macy’s Retail Holdings LLC144A	5.88	3-15-2030	10,250,000	9,939,572
PetSmart, Inc./PetSmart Finance Corp.144A	4.75	2-15-2028	4,145,000	3,964,472
				32,493,803
Toys/games/hobbies: 0.33%
Mattel, Inc.144A	5.88	12-15-2027	23,555,000	23,807,062
Consumer, non-cyclical: 2.38%
Agriculture: 0.31%
Altria Group, Inc.	1.70	6-15-2025	2,000,000	2,177,586
BAT Capital Corp.	4.76	9-6-2049	6,260,000	5,241,468
Philip Morris International, Inc.	5.25	2-13-2034	14,250,000	14,570,559
Reynolds American, Inc.	7.00	8-4-2041	450,000	489,117
				22,478,730
Commercial services: 0.76%
CoreCivic, Inc.	8.25	4-15-2029	2,000,000	2,109,834
Equifax, Inc.	5.10	12-15-2027	13,252,000	13,482,041
GEO Group, Inc.	8.63	4-15-2029	2,190,000	2,271,846
GEO Group, Inc.	10.25	4-15-2031	1,135,000	1,199,107
Global Payments, Inc.	5.95	8-15-2052	12,420,000	12,624,171
Quanta Services, Inc.	5.25	8-9-2034	10,665,000	10,744,556
Toll Road Investors Partnership II LP Series 1999-B (NPFGC Insured)144A¤	0.00	2-15-2026	5,630,000	5,142,529
Toll Road Investors Partnership II LP Series 1999-B (NPFGC Insured)144A¤	0.00	2-15-2027	1,050,000	902,965
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 11

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
Commercial services(continued)
Toll Road Investors Partnership II LP Series 1999-B (NPFGC Insured)144A¤	0.00%	2-15-2028	$1,150,000	$928,049
Upbound Group, Inc.144A	6.38	2-15-2029	6,200,000	6,047,739
				55,452,837
Food: 0.27%
Kroger Co.	5.00	9-15-2034	12,255,000	12,216,910
Kroger Co.	5.65	9-15-2064	7,960,000	7,776,720
				19,993,630
Healthcare-products: 0.22%
Danaher Corp.	2.50	3-30-2030	15,000,000	16,094,953
Healthcare-services: 0.59%
HCA, Inc.	5.45	4-1-2031	15,160,000	15,553,902
HCA, Inc.	5.45	9-15-2034	7,930,000	8,032,184
MPH Acquisition Holdings LLC144A	5.50	9-1-2028	1,425,000	1,050,334
Quest Diagnostics, Inc.	5.00	12-15-2034	18,790,000	18,682,473
				43,318,893
Pharmaceuticals: 0.23%
Viatris, Inc.	4.00	6-22-2050	24,417,000	17,306,724
Energy: 0.82%
Oil & gas: 0.25%
Apache Corp.	5.10	9-1-2040	5,000,000	4,422,172
Apache Corp.	5.25	2-1-2042	13,963,000	12,354,298
Devon Energy Corp.	5.25	10-15-2027	1,587,000	1,596,701
				18,373,171
Pipelines: 0.57%
Boardwalk Pipelines LP	3.40	2-15-2031	4,380,000	3,955,477
Energy Transfer LP (5 Year Treasury Constant Maturity+4.02%)±	8.00	5-15-2054	3,575,000	3,803,632
Energy Transfer LP Series H (5 Year Treasury Constant Maturity+5.69%)ʊ±	6.50	11-15-2026	6,325,000	6,275,181
Harvest Midstream I LP144A	7.50	5-15-2032	1,415,000	1,487,526
Prairie Acquiror LP144A	9.00	8-1-2029	5,050,000	5,281,997
Rockies Express Pipeline LLC144A	6.88	4-15-2040	1,000,000	969,293
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	12,345,000	11,772,852
Venture Global LNG, Inc.144A	9.50	2-1-2029	7,000,000	7,888,573
				41,434,531
Financial: 8.50%
Banks: 3.50%
Bank of America Corp. (U.S. SOFR+1.33%)±	2.97	2-4-2033	14,400,000	12,694,453
Bank of America Corp. (U.S. SOFR+1.83%)±	4.57	4-27-2033	17,475,000	17,096,022
Bank of America Corp. (U.S. SOFR+1.91%)±	5.43	8-15-2035	15,805,000	15,839,261
The accompanying notes are an integral part of these financial statements.
12 | Allspring Core Plus Bond Fund

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
Banks(continued)
Bank of America Corp. (U.S. SOFR 3 Month+0.90%)±	2.02%	2-13-2026	$5,000,000	$4,926,798
Bank of America Corp. (U.S. SOFR 3 Month+1.84%)±	3.82	1-20-2028	6,000,000	5,895,333
Bank of America Corp. Series N (U.S. SOFR+1.22%)±	2.65	3-11-2032	7,655,000	6,716,448
Goldman Sachs Group, Inc. (U.S. SOFR+1.25%)±	2.38	7-21-2032	5,535,000	4,712,860
Goldman Sachs Group, Inc. (U.S. SOFR+1.55%)±	5.33	7-23-2035	8,500,000	8,659,779
HSBC USA, Inc.	5.63	3-17-2025	3,585,000	3,594,199
JPMorgan Chase & Co. (U.S. SOFR+1.02%)±	2.07	6-1-2029	7,000,000	6,406,174
JPMorgan Chase & Co. (U.S. SOFR+1.31%)±	5.01	1-23-2030	12,555,000	12,772,527
JPMorgan Chase & Co. (U.S. SOFR+1.45%)±	5.30	7-24-2029	5,000,000	5,130,538
JPMorgan Chase & Co. (U.S. SOFR+1.46%)±	5.29	7-22-2035	7,025,000	7,209,237
JPMorgan Chase & Co. (U.S. SOFR+1.75%)±	4.57	6-14-2030	13,965,000	13,974,061
JPMorgan Chase & Co. (U.S. SOFR+1.85%)±	5.35	6-1-2034	9,060,000	9,347,165
JPMorgan Chase & Co. (U.S. SOFR 3 Month+0.70%)±	1.04	2-4-2027	3,165,000	3,007,530
Morgan Stanley (U.S. SOFR+1.20%)±	2.51	10-20-2032	6,850,000	5,874,083
Morgan Stanley (U.S. SOFR+1.22%)±	5.04	7-19-2030	7,000,000	7,119,329
Morgan Stanley (U.S. SOFR+1.36%)±	2.48	9-16-2036	12,120,000	9,991,423
Morgan Stanley (U.S. SOFR+1.59%)±	5.16	4-20-2029	8,000,000	8,150,657
Morgan Stanley (U.S. SOFR+1.73%)±	5.12	2-1-2029	8,930,000	9,086,506
Morgan Stanley (U.S. SOFR+1.83%)±	6.41	11-1-2029	7,365,000	7,849,005
Morgan Stanley (U.S. SOFR+1.88%)±	5.42	7-21-2034	1,980,000	2,034,035
Morgan Stanley (U.S. SOFR+1.99%)±	2.19	4-28-2026	16,705,000	16,377,646
National Securities Clearing Corp.144A	5.00	5-30-2028	5,000,000	5,102,519
Santander Holdings USA, Inc. (U.S. SOFR+3.28%)±	7.66	11-9-2031	13,730,000	15,307,254
U.S. Bancorp (U.S. SOFR+1.86%)±	5.68	1-23-2035	5,425,000	5,643,504
U.S. Bancorp (U.S. SOFR+2.26%)±	5.84	6-12-2034	12,435,000	13,064,691
Wells Fargo & Co. (U.S. SOFR+1.50%)±	3.35	3-2-2033	14,600,000	13,136,722
				256,719,759
Diversified financial services: 0.96%
Aircastle Ltd.144A	5.95	2-15-2029	25,015,000	25,673,912
Charles Schwab Corp. (U.S. SOFR+2.01%)±	6.14	8-24-2034	20,785,000	22,328,068
Computershare U.S., Inc.	1.13	10-7-2031	7,450,000	6,745,937
LSEG U.S. Fin Corp.144A	5.30	3-28-2034	15,000,000	15,535,392
				70,283,309
Insurance: 1.63%
Arthur J Gallagher & Co.	5.75	7-15-2054	4,500,000	4,588,672
Arthur J Gallagher & Co.	6.75	2-15-2054	4,895,000	5,646,462
Athene Global Funding	0.37	9-10-2026	5,600,000	5,825,031
Cincinnati Financial Corp.	6.13	11-1-2034	3,725,000	3,980,302
Guardian Life Insurance Co. of America144A	4.85	1-24-2077	4,555,000	4,128,054
Hill City Funding Trust144A	4.05	8-15-2041	6,955,000	5,546,213
Lincoln National Corp.	4.35	3-1-2048	4,495,000	3,587,270
Lincoln National Corp.	5.85	3-15-2034	9,215,000	9,605,123
MetLife, Inc. Series G (5 Year Treasury Constant Maturity+3.58%)ʊ±	3.85	9-15-2025	12,449,000	12,178,430
Metropolitan Life Global Funding I144A	5.15	3-28-2033	13,000,000	13,331,245
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 13

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
Insurance(continued)
National Life Insurance Co. (3 Month LIBOR+3.31%)144A±	5.25%	7-19-2068	$1,668,000	$1,440,990
Northwestern Mutual Life Insurance Co.144A	3.63	9-30-2059	1,500,000	1,086,051
PartnerRe Finance B LLC (5 Year Treasury Constant Maturity+3.82%)±	4.50	10-1-2050	9,010,000	8,235,116
Pine Street Trust III144A	6.22	5-15-2054	11,140,000	11,790,852
Prudential Financial, Inc. (5 Year Treasury Constant Maturity+3.16%)±	5.13	3-1-2052	3,600,000	3,507,641
Reinsurance Group of America, Inc.	6.00	9-15-2033	7,444,000	7,855,427
RGA Global Funding144A	6.00	11-21-2028	9,060,000	9,520,131
Sammons Financial Group, Inc.144A	4.75	4-8-2032	2,015,000	1,857,211
Transatlantic Holdings, Inc.	8.00	11-30-2039	4,329,000	5,595,080
				119,305,301
Investment Companies: 0.10%
Ares Capital Corp.	2.88	6-15-2028	8,550,000	7,810,330
Private equity: 0.03%
KKR Group Finance Co. III LLC144A	5.13	6-1-2044	2,390,000	2,244,252
REITS: 2.28%
Alexandria Real Estate Equities, Inc.	3.55	3-15-2052	3,975,000	2,812,926
Alexandria Real Estate Equities, Inc.	5.25	5-15-2036	10,000,000	9,985,287
Brandywine Operating Partnership LP	8.05	3-15-2028	7,370,000	7,842,255
EPR Properties	3.60	11-15-2031	10,220,000	8,994,711
EPR Properties	3.75	8-15-2029	9,643,000	8,936,682
Essential Properties LP	2.95	7-15-2031	12,648,000	10,827,198
GLP Capital LP/GLP Financing II, Inc.	3.25	1-15-2032	10,000,000	8,728,531
GLP Capital LP/GLP Financing II, Inc.	4.00	1-15-2030	3,655,000	3,454,156
GLP Capital LP/GLP Financing II, Inc.	6.75	12-1-2033	6,485,000	7,073,371
Invitation Homes Operating Partnership LP	5.45	8-15-2030	6,285,000	6,489,580
Omega Healthcare Investors, Inc.	3.63	10-1-2029	13,305,000	12,381,516
Omega Healthcare Investors, Inc.	4.75	1-15-2028	6,627,000	6,569,785
Piedmont Operating Partnership LP	2.75	4-1-2032	4,250,000	3,339,493
Piedmont Operating Partnership LP	9.25	7-20-2028	10,018,000	11,075,973
Realty Income Corp.	5.13	7-6-2034	7,700,000	9,320,903
Sabra Health Care LP	5.13	8-15-2026	20,040,000	20,081,349
SBA Tower Trust144A	1.63	11-15-2026	6,595,000	6,114,265
VICI Properties LP	6.13	4-1-2054	8,975,000	9,154,006
WEA Finance LLC/Westfield U.K. & Europe Finance PLC144A	3.75	9-17-2024	10,769,000	10,752,473
WEA Finance LLC/Westfield U.K. & Europe Finance PLC144A	4.75	9-17-2044	3,791,000	3,047,242
				166,981,702
Industrial: 0.75%
Aerospace/defense: 0.20%
Boeing Co.	5.81	5-1-2050	15,810,000	14,922,189
The accompanying notes are an integral part of these financial statements.
14 | Allspring Core Plus Bond Fund

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
Building materials: 0.07%
Camelot Return Merger Sub, Inc.144A	8.75%	8-1-2028	$5,000,000	$4,961,227
Electronics: 0.06%
Sensata Technologies, Inc.144A	6.63	7-15-2032	4,125,000	4,268,209
Packaging & containers: 0.20%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	6.00	6-15-2027	12,000,000	11,964,867
Clydesdale Acquisition Holdings, Inc.144A	8.75	4-15-2030	3,000,000	2,993,284
				14,958,151
Trucking & leasing: 0.22%
Fortress Transportation & Infrastructure Investors LLC144A	7.00	6-15-2032	11,180,000	11,696,415
GATX Corp.	4.00	6-30-2030	4,265,000	4,112,966
				15,809,381
Technology: 0.79%
Computers: 0.18%
Kyndryl Holdings, Inc.	2.05	10-15-2026	6,263,000	5,884,388
Kyndryl Holdings, Inc.	6.35	2-20-2034	6,615,000	6,962,877
				12,847,265
Semiconductors: 0.37%
Entegris, Inc.144A	4.75	4-15-2029	11,500,000	11,285,089
Intel Corp.	5.70	2-10-2053	16,910,000	16,171,866
				27,456,955
Software: 0.24%
Oracle Corp.	3.85	4-1-2060	7,000,000	5,057,388
Oracle Corp.	3.95	3-25-2051	16,180,000	12,511,469
				17,568,857
Utilities: 2.78%
Electric: 2.46%
Appalachian Power Co.	5.65	4-1-2034	10,940,000	11,310,032
Basin Electric Power Cooperative144A	4.75	4-26-2047	1,643,000	1,454,833
Duke Energy Corp.	3.10	6-15-2028	2,600,000	2,849,122
Duke Energy Corp.	3.85	6-15-2034	7,400,000	8,095,657
Duke Energy Indiana LLC	5.40	4-1-2053	5,000,000	4,982,195
Entergy Louisiana LLC	3.10	6-15-2041	5,190,000	3,868,826
Entergy Louisiana LLC	4.75	9-15-2052	9,575,000	8,627,391
Entergy Louisiana LLC	5.15	9-15-2034	12,250,000	12,361,112
EUSHI Finance, Inc. (5 Year Treasury Constant Maturity+3.14%)144A±	7.63	12-15-2054	11,345,000	11,758,003
Eversource Energy	5.50	1-1-2034	18,735,000	19,124,597
Indianapolis Power & Light Co.144A	5.70	4-1-2054	4,810,000	4,973,844
National Rural Utilities Cooperative Finance Corp.	5.80	1-15-2033	13,015,000	13,901,417
PPL Capital Funding, Inc.	5.25	9-1-2034	7,400,000	7,490,450
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 15

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal		Value
Electric(continued)
Southern California Edison Co.	3.65%	2-1-2050		$1,600,000	$1,209,585
Southern California Edison Co.	5.45	6-1-2031		10,740,000	11,177,942
Southern California Edison Co.	5.75	4-15-2054		8,880,000	9,224,340
Southwestern Public Service Co.	6.00	6-1-2054		5,310,000	5,649,026
Vistra Operations Co. LLC144A	3.70	1-30-2027		26,855,000	26,133,374
Vistra Operations Co. LLC144A	6.95	10-15-2033		14,345,000	15,935,617
					180,127,363
Gas: 0.32%
Brooklyn Union Gas Co.144A	6.39	9-15-2033		11,990,000	12,727,819
Southern California Gas Co.	5.75	6-1-2053		10,765,000	11,185,889
					23,913,708
Total corporate bonds and notes (Cost $1,542,371,661)					1,571,279,004
Foreign corporate bonds and notes: 4.00%
Communications: 0.69%
Media: 0.06%
Tele Columbus AG (PIK at 10.00%)144A¥	10.00	1-1-2029	EUR	2,352,270	2,002,154
Ziggo Bond Co. BV144A	3.38	2-28-2030	EUR	2,500,000	2,455,853
					4,458,007
Telecommunications: 0.63%
British Telecommunications PLC (UK Gilts 5 Year+3.82%)±	8.38	12-20-2083	GBP	5,110,000	7,247,568
Eutelsat SA	1.50	10-13-2028	EUR	4,600,000	4,175,924
Koninklijke KPN NV	3.88	7-3-2031	EUR	4,600,000	5,229,920
Optics Bidco SpA	1.63	1-18-2029	EUR	4,824,000	4,839,038
SES SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.19%)ʊ±	2.88	5-27-2026	EUR	1,800,000	1,888,292
Tele2 AB	0.75	3-23-2031	EUR	5,400,000	5,160,869
Telecom Italia SpA	1.63	1-18-2029	EUR	2,376,000	2,363,157
Telefonaktiebolaget LM Ericsson	1.00	5-26-2029	EUR	1,550,000	1,513,034
Telefonica Europe BV (EUR Swap Annual (vs. 6 Month EURIBOR) 7 Year+3.35%)ʊ±	6.14	2-3-2030	EUR	6,000,000	7,041,035
Zegona Finance PLC144A%%	6.75	7-15-2029	EUR	5,630,000	6,371,207
					45,830,044
Consumer, cyclical: 0.62%
Auto manufacturers: 0.08%
Stellantis NV	2.00	3-20-2025	EUR	1,800,000	1,971,327
Volkswagen Leasing GmbH	0.38	7-20-2026	EUR	3,530,000	3,706,373
					5,677,700
Auto parts & equipment: 0.04%
Forvia SE	7.25	6-15-2026	EUR	2,262,000	2,603,467
Entertainment: 0.44%
888 Acquisitions Ltd.144A	7.56	7-15-2027	EUR	5,990,000	6,503,830
The accompanying notes are an integral part of these financial statements.
16 | Allspring Core Plus Bond Fund

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal		Value
Entertainment(continued)
Allwyn Entertainment Financing U.K. PLC144A	7.25%	4-30-2030	EUR	2,000,000	$2,343,779
Banijay Entertainment SASU144A	7.00	5-1-2029	EUR	4,640,000	5,414,139
Cirsa Finance International Sarl144A	10.38	11-30-2027	EUR	6,885,000	8,072,113
International Game Technology PLC144A	3.50	6-15-2026	EUR	1,500,000	1,654,286
Universal Music Group NV	4.00	6-13-2031	EUR	7,300,000	8,366,745
					32,354,892
Leisure time: 0.06%
TUI AG	5.88	3-15-2029	EUR	4,030,000	4,532,720
Consumer, non-cyclical: 0.54%
Agriculture: 0.07%
BAT International Finance PLC	2.25	1-16-2030	EUR	5,250,000	5,402,512
Beverages: 0.06%
Anheuser-Busch InBev SA	1.13	7-1-2027	EUR	4,000,000	4,219,736
Commercial services: 0.22%
Rentokil Initial Finance BV	3.88	6-27-2027	EUR	7,000,000	7,848,790
Transurban Finance Co. Pty. Ltd.	4.23	4-26-2033	EUR	6,000,000	6,911,597
Verisure Holding AB144A	9.25	10-15-2027	EUR	1,525,000	1,774,674
					16,535,061
Food: 0.13%
Iceland Bondco PLC	10.88	12-15-2027	GBP	5,930,000	8,369,151
Sigma Holdco BV144A	5.75	5-15-2026	EUR	856,276	926,650
					9,295,801
Pharmaceuticals: 0.06%
Bayer AG (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.11%)±	3.13	11-12-2079	EUR	4,000,000	4,173,380
Energy: 0.21%
Oil & gas: 0.21%
Aker BP ASA	1.13	5-12-2029	EUR	4,000,000	3,998,930
BP Capital Markets PLC (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.52%)ʊ±	3.25	3-22-2026	EUR	6,200,000	6,743,220
Repsol International Finance BV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+2.77%)ʊ±	2.50	12-22-2026	EUR	4,500,000	4,776,860
					15,519,010
Financial: 1.09%
Banks: 0.94%
ABN AMRO Bank NV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.90%)ʊ±	4.75	9-22-2027	EUR	3,300,000	3,495,114
Banco BPM SpA	0.88	7-15-2026	EUR	4,500,000	4,774,268
Banco de Sabadell SA (EURIBOR ICE Swap Rate 11:00am+2.40%)±	5.50	9-8-2029	EUR	5,100,000	6,028,841
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 17

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal		Value
Banks(continued)
CaixaBank SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.55%)±	6.25%	2-23-2033	EUR	2,800,000	$3,295,860
Credit Agricole SA (EURIBOR ICE Swap Rate 11:00am+4.44%)ʊ±	7.25	9-23-2028	EUR	4,700,000	5,499,236
Deutsche Bank AG (3 Month EURIBOR+2.95%)±	5.00	9-5-2030	EUR	7,000,000	8,115,233
KBC Group NV (EURIBOR ICE Swap Rate 11:00am+4.93%)ʊ±	8.00	9-5-2028	EUR	5,800,000	6,948,242
Nordea Bank Abp (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.00%)ʊ±	3.50	3-12-2025	EUR	11,000,000	12,037,805
Nykredit Realkredit AS (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+4.57%)ʊ±	4.13	4-15-2026	EUR	5,400,000	5,849,776
Raiffeisen Bank International AG (EURIBOR ICE Swap Rate 11:00am+5.20%)±	7.38	12-20-2032	EUR	5,900,000	6,919,217
UBS Group AG (EURIBOR ICE Swap Rate 11:00am+4.95%)±	7.75	3-1-2029	EUR	4,700,000	5,908,326
					68,871,918
Diversified financial services: 0.09%
Sherwood Financing PLC	4.50	11-15-2026	EUR	6,338,000	6,498,088
Real estate: 0.06%
Castellum AB (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.45%)ʊ±	3.13	12-2-2026	EUR	4,750,000	4,885,729
Government securities: 0.13%
Multi-national: 0.13%
Banque Ouest Africaine de Developpement	2.75	1-22-2033	EUR	10,350,000	9,422,716
Industrial: 0.27%
Engineering & construction: 0.15%
Cellnex Finance Co. SA	2.00	9-15-2032	EUR	7,800,000	7,586,395
Infrastrutture Wireless Italiane SpA	1.75	4-19-2031	EUR	3,800,000	3,771,445
					11,357,840
Machinery-diversified: 0.06%
Nova Alexandre III SAS (3 Month EURIBOR+5.25%)144A±	8.94	7-15-2029	EUR	3,625,000	4,052,583
Packaging & containers: 0.06%
OI European Group BV	6.25	5-15-2028	EUR	3,750,000	4,303,101
Utilities: 0.45%
Electric: 0.30%
Enel Finance International NVøø	0.75	6-17-2030	EUR	4,000,000	3,822,632
Energia Group Roi Financeco DAC144A	6.88	7-31-2028	EUR	3,180,000	3,695,324
RWE AG	2.75	5-24-2030	EUR	8,330,000	8,928,104
Vattenfall AB (UK Gilts 5 Year+1.90%)±	2.50	6-29-2083	GBP	4,713,000	5,415,883
					21,861,943
The accompanying notes are an integral part of these financial statements.
18 | Allspring Core Plus Bond Fund

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal		Value
Gas: 0.15%
APA Infrastructure Ltd.	2.00%	7-15-2030	EUR	8,250,000	$8,323,996
Snam SpA	0.63	6-30-2031	EUR	3,200,000	2,949,992
					11,273,988
Total foreign corporate bonds and notes (Cost $280,294,876)					293,130,236
Foreign government bonds: 3.81%
Australia: 0.34%
Australia	2.75	11-21-2028	AUD	38,635,000	25,318,269
Brazil: 0.95%
Brazil¤	0.00	10-1-2025	BRL	80,000,000	12,586,471
Brazil	10.00	1-1-2027	BRL	143,600,000	24,522,273
Brazil	10.00	1-1-2025	BRL	8,600,000	1,519,489
Brazil	10.00	1-1-2029	BRL	187,000,000	30,965,193
					69,593,426
France: 1.02%
French Republic144A	2.75	2-25-2029	EUR	67,410,000	74,836,911
Indonesia: 0.25%
Indonesia	6.88	4-15-2029	IDR	275,000,000,000	18,024,911
Malaysia: 0.19%
Malaysia	3.88	3-14-2025	MYR	59,575,000	13,837,663
South Africa: 0.49%
Republic of South Africa	8.00	1-31-2030	ZAR	670,000,000	35,718,802
United Kingdom: 0.57%
U.K. Gilts	3.25	1-31-2033	GBP	33,615,000	42,015,825
Total foreign government bonds (Cost $281,687,089)					279,345,807

	Shares
Investment companies: 0.33%
Exchange-traded funds: 0.33%
SPDR Portfolio High Yield Bond ETF	1,016,275	24,187,345
Total investment companies (Cost $23,153,661)		24,187,345

Principal
Loans: 0.33%
Communications: 0.02%
Media: 0.02%
Directv Financing LLC (U.S. SOFR 1 Month+5.00%)±	10.36	8-2-2027	$1,434,662	1,441,505
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 19

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
Consumer, cyclical: 0.03%
Airlines: 0.02%
American Airlines, Inc. (U.S. SOFR 3 Month+4.75%)±	10.29%	4-20-2028	$1,187,250	$1,227,474
Retail: 0.01%
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+3.25%)±	8.85	3-3-2028	900,000	830,142
Consumer, non-cyclical: 0.10%
Healthcare-services: 0.10%
ModivCare, Inc. (U.S. SOFR 3 Month+4.75%)‡±	10.08	7-1-2031	7,500,000	7,303,125
Financial: 0.18%
Insurance: 0.18%
Asurion LLC (U.S. SOFR 1 Month+3.25%)±	8.61	12-23-2026	13,032,474	12,968,094
Total loans (Cost $23,828,780)				23,770,340
Municipal obligations: 0.08%
Illinois: 0.05%
GO revenue: 0.02%
Will County Community High School District No. 210 Lincoln-Way CAB (AGM Insured)¤	0.00	1-1-2025	1,820,000	1,798,873
Housing revenue: 0.03%
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund (AGM Insured) (AGM Insured)¤	0.00	6-15-2026	1,975,000	1,865,197
Tax revenue: 0.00%
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series B CAB¤	0.00	12-15-2051	765,000	211,218
				3,875,288
Pennsylvania: 0.03%
Housing revenue: 0.03%
Commonwealth Financing Authority Pennsylvania Series A	4.14	6-1-2038	1,995,000	1,881,732
Total municipal obligations (Cost $5,717,007)				5,757,020
Non-agency mortgage-backed securities: 5.69%
A&D Mortgage Trust Series 2024-NQM4 Class A1144A	5.46	8-25-2069	3,095,000	3,095,370
Agate Bay Mortgage Trust Series 2015-3 Class B3144A±±	3.48	4-25-2045	531,046	464,006
Angel Oak Mortgage Trust Series 2020-4 Class A1144A±±	1.47	6-25-2065	684,589	644,174
Bank Series 2022-BNK44 Class A5±±	5.94	11-15-2055	1,085,000	1,150,070
BBCMS Mortgage Trust Series 2024-5C25 Class AS±±	6.36	3-15-2057	14,415,000	15,026,908
Benchmark Mortgage Trust Series 2022-B33 Class A5	3.46	3-15-2055	14,391,000	13,073,225
The accompanying notes are an integral part of these financial statements.
20 | Allspring Core Plus Bond Fund

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
Benchmark Mortgage Trust Series 2022-B35 Class A5±±	4.59%	5-15-2055	$21,565,000	$20,547,891
BMO Mortgage Trust Series 2023-C4 Class A5±±	5.12	2-15-2056	7,705,000	7,840,463
BMO Mortgage Trust Series 2024-C8 Class AS±±	5.91	3-15-2057	10,685,000	11,073,487
Bunker Hill Loan Depositary Trust Series 2019-3 Class A1144A±±	2.72	11-25-2059	381,404	374,607
BX Commercial Mortgage Trust Series 2023-VLT3 Class B (U.S. SOFR 1 Month+2.69%)144A±	8.03	11-15-2028	13,250,000	13,018,304
BX Trust Series 2019-OC11 Class A144A	3.20	12-9-2041	4,975,000	4,571,220
BX Trust Series 2021-ARIA Class A (U.S. SOFR 1 Month+1.01%)144A±	6.35	10-15-2036	3,680,000	3,650,137
BX Trust Series 2021-ARIA Class D (U.S. SOFR 1 Month+2.01%)144A±	7.35	10-15-2036	9,836,000	9,614,963
BX Trust Series 2022-CLS Class C144A	6.79	10-13-2027	1,000,000	913,872
BX Trust Series 2024-BIO Class C (U.S. SOFR 1 Month+2.64%)144A±	7.98	2-15-2041	10,995,000	10,820,005
Cascade Funding Mortgage Trust Series 2018-RM2 Class A144A±±	4.00	10-25-2068	209,886	209,806
CD Mortgage Trust Series 2017-CD6 Class A5	3.46	11-13-2050	1,035,000	989,972
CHNGE Mortgage Trust Series 2022-1 Class A1144A±±	3.01	1-25-2067	5,446,206	5,118,770
CHNGE Mortgage Trust Series 2022-2 Class A1144A±±	3.76	3-25-2067	1,187,660	1,132,435
CHNGE Mortgage Trust Series 2023-3 Class A1144A±±	7.10	7-25-2058	1,539,999	1,547,927
CHNGE Mortgage Trust Series 2023-4 Class A1144A±±	7.57	9-25-2058	5,752,838	5,848,800
COLT Mortgage Loan Trust Series 2022-7 Class A1144A±±	5.16	4-25-2067	5,229,722	5,188,767
COMM Mortgage Trust Series 2015-3BP Class A144A	3.18	2-10-2035	7,295,000	6,858,853
CRSO Trust Series 2023	7.12	7-10-2040	17,995,000	19,021,591
CSMC Trust Series 2013-IVR2 Class B4144A±±	3.39	4-25-2043	527,832	481,139
CSMC Trust Series 2014-IVR2 Class A2144A±±	3.80	4-25-2044	1,080,327	1,013,915
CSMC Trust Series 2021-AFC1 Class A2144A±±	1.07	3-25-2056	4,695,941	3,969,649
CSMLT Trust Series 2015-1 Class B4144A±±	3.81	5-25-2045	2,191,470	2,046,216
DBSG Mortgage Trust Series 2024-ALTA Class A144A±±	6.14	6-10-2037	13,810,000	13,990,476
DBSG Mortgage Trust Series 2024-ALTA Class B144A±±	6.60	6-10-2037	3,015,000	3,057,829
Deephaven Residential Mortgage Trust Series 2021-3 Class A2144A±±	1.40	8-25-2066	2,457,561	2,135,195
Finance of America Structured Securities Trust Series 2024-S2 Class A1144A±±	3.50	4-25-2074	25,261,417	24,048,270
Financial Asset Securitization, Inc. Series 1997-NAM2 Class B2†±±	8.00	7-25-2027	15,908	2
FREMF Mortgage Trust Series 2020-KF76 Class B (30 Day Average U.S. SOFR+2.86%)144A±	8.22	1-25-2030	4,190,675	4,097,660
GCAT Trust Series 2019-RPL1 Class A1144A±±	2.65	10-25-2068	1,413,052	1,351,988
GCAT Trust Series 2022-NQM3 Class A1144A±±	4.35	4-25-2067	1,081,046	1,065,089
GS Mortgage Securities Trust Series 2017-GS7 Class A3	3.17	8-10-2050	990,000	944,198
GS Mortgage Securities Trust Series 2019-GSA1 Class C±±	3.93	11-10-2052	500,000	430,916
GS Mortgage-Backed Securities Corp. Trust Series 2019- PJ2 Class A4144A±±	4.00	11-25-2049	149,502	140,038
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1144A±±	3.75	7-25-2061	13,236,543	12,755,024
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 21

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
Harvest Commercial Capital Loan Trust Series 2024-1 Class A	6.16%	10-25-2056	$8,276,012	$8,441,393
Homeward Opportunities Fund Trust Series 2020-2 Class A2144A±±	2.64	5-25-2065	229,922	227,084
Imperial Fund Mortgage Trust Series 2020-NQM1 Class A1144A±±	1.38	10-25-2055	651,265	602,289
Imperial Fund Mortgage Trust Series 2021-NQM1 Class A1144A±±	1.07	6-25-2056	1,244,748	1,074,600
Imperial Fund Mortgage Trust Series 2021-NQM2 Class A2144A±±	1.36	9-25-2056	4,077,543	3,426,688
Imperial Fund Mortgage Trust Series 2022-NQM3 Class A3144A±±	4.43	5-25-2067	17,223,000	14,796,696
JPMBB Commercial Mortgage Securities Trust Series 2013-C15 Class D144A±±	4.76	11-15-2045	2,944,915	2,488,150
JPMorgan Mortgage Trust Series 2013-3 Class B4144A±±	3.36	7-25-2043	3,616,907	2,774,613
JPMorgan Mortgage Trust Series 2014-2 Class B4144A±±	3.41	6-25-2029	1,215,000	1,113,703
JPMorgan Mortgage Trust Series 2020-1 Class A15144A±±	3.50	6-25-2050	1,079,300	958,660
MFA Trust Series 2020-NQM3 Class A1144A±±	1.01	1-26-2065	724,146	668,793
MFA Trust Series 2020-NQM3 Class M1144A±±	2.65	1-26-2065	2,650,000	2,335,456
MFA Trust Series 2021-NQM1 Class A1144A±±	1.15	4-25-2065	1,380,742	1,281,958
MFA Trust Series 2021-NQM1 Class A2144A±±	1.38	4-25-2065	2,228,672	2,070,227
MFA Trust Series 2022-NQM2 Class A1144A±±	4.00	5-25-2067	6,081,206	5,892,027
Mill City Mortgage Loan Trust Series 2019-GS1 Class M2144A±±	3.25	7-25-2059	4,592,000	4,064,179
Mill City Mortgage Loan Trust Series 2021-NMR1 Class B2144A±±	2.50	11-25-2060	5,731,000	4,494,095
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 Class B±±	3.31	9-15-2049	4,610,000	4,155,448
Morgan Stanley Capital I Trust Series 2014-150E Class A144A	3.91	9-9-2032	6,695,000	5,741,632
New Residential Mortgage Loan Trust Series 2019-RPL3 Class M1144A±±	3.25	7-25-2059	10,800,000	9,654,023
NYMT Loan Trust Series 2024-CP1 Class A1144A±±	3.75	2-25-2068	2,815,667	2,655,442
OBX Trust Series 2020-INV1 Class A21144A±±	3.50	12-25-2049	1,457,616	1,300,071
OBX Trust Series 2022-NQM7 Class A1144A±±	5.11	8-25-2062	4,516,592	4,482,453
One New York Plaza Trust Series 2020-1NYP Class A (U.S. SOFR 1 Month+1.06%)144A±	6.40	1-15-2036	8,160,000	7,773,115
ORL Trust Series 2023-GLKS Class A (U.S. SOFR 1 Month+2.35%)144A±	7.69	10-19-2036	6,165,000	6,172,706
PRPM LLC Series 2024-2 Class A1144A±±	7.03	3-25-2029	12,356,854	12,398,336
RCKT Mortgage Trust Series 2023-CES2 Class A1A144A±±	6.81	9-25-2043	9,277,311	9,418,186
Residential Mortgage Loan Trust Series 2020-1 Class M1144A±±	3.24	1-26-2060	5,000,000	4,783,139
Residential Mortgage Loan Trust Series 2021-1R Class A2144A±±	1.10	1-25-2065	542,546	510,933
The accompanying notes are an integral part of these financial statements.
22 | Allspring Core Plus Bond Fund

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
Saluda Grade Alternative Mortgage Trust Series 2024- CES1 Class A1144A±±	6.31%	3-25-2054	$7,188,544	$7,289,185
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE Class D144A±±	4.53	1-5-2043	1,927,000	1,374,558
SG Residential Mortgage Trust Series 2021-1 Class A2144A±±	1.36	7-25-2061	5,585,857	4,544,267
Shellpoint Co-Originator Trust Series 2016-1 Class B2144A±±	3.55	11-25-2046	4,408,493	4,037,747
SHER Trust Series 2024-DAL Class B (U.S. SOFR 1 Month+2.24%)144A±	7.58	4-15-2037	8,860,000	8,741,203
Starwood Mortgage Residential Trust Series 2021-6 Class A1144A±±	1.92	11-25-2066	1,874,689	1,639,805
Towd Point Mortgage Trust Series 2015-2 Class 1M2144A±±	3.76	11-25-2060	453,570	450,969
Towd Point Mortgage Trust Series 2017-4 Class A1144A±±	2.75	6-25-2057	534,951	516,330
Towd Point Mortgage Trust Series 2019-4 Class M1144A±±	3.50	10-25-2059	4,000,000	3,522,340
Towd Point Mortgage Trust Series 2019-4 Class M2144A±±	3.75	10-25-2059	3,680,000	3,165,129
Towd Point Mortgage Trust Series 2020-1 Class A1144A±±	2.71	1-25-2060	6,853,048	6,509,937
TRK Trust Series 2021-INV1 Class A2144A±±	1.41	7-25-2056	1,966,236	1,726,138
UBS Commercial Mortgage Trust Series 2017-C5 Class A5	3.47	11-15-2050	1,140,000	1,073,675
UBS Commercial Mortgage Trust Series 2018-NYCH Class A (U.S. SOFR 1 Month+0.90%)144A±	6.23	2-15-2032	2,160,072	2,156,587
Verus Securitization Trust Series 2021-R3 Class A1144A±±	1.02	4-25-2064	1,526,574	1,399,181
Verus Securitization Trust Series 2022-4 Class A1144A±±	4.47	4-25-2067	3,661,157	3,647,382
VM Master Issuer LLC Series 2022-1 Class B144A±±	7.88	5-24-2025	6,642,518	6,551,631
Total non-agency mortgage-backed securities (Cost $426,262,424)				417,425,386
U.S. Treasury securities: 13.21%
U.S. Treasury Bonds	1.88	11-15-2051	36,315,000	22,282,657
U.S. Treasury Bonds	2.88	5-15-2043	45,210,000	36,784,339
U.S. Treasury Bonds	3.00	2-15-2049	32,945,000	26,208,005
U.S. Treasury Bonds	3.13	5-15-2048	65,580,000	53,568,101
U.S. Treasury Bonds	3.88	5-15-2043	42,200,000	39,844,383
U.S. Treasury Bonds	4.00	11-15-2052	13,110,000	12,581,503
U.S. Treasury Bonds	4.25	2-15-2054	61,895,000	62,136,777
U.S. Treasury Bonds	4.38	8-15-2043	60,825,000	61,423,746
U.S. Treasury Bonds	4.63	5-15-2044	106,485,000	110,894,145
U.S. Treasury Bonds##	4.63	5-15-2054	108,930,000	116,418,938
U.S. Treasury Notes%%	3.63	8-31-2029	52,730,000	52,515,784
U.S. Treasury Notes	3.75	8-15-2027	11,380,000	11,367,553
U.S. Treasury Notes	3.88	8-15-2034	146,330,000	145,804,127
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 23

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Notes##	4.00%	7-31-2029	$122,180,000	$123,621,343
U.S. Treasury Notes	4.13	3-31-2029	6,550,000	6,653,367
U.S. Treasury Notes	4.25	6-30-2031	34,245,000	35,143,931
U.S. Treasury Notes	4.63	4-30-2031	33,825,000	35,434,330
U.S. Treasury STRIPS¤	0.00	5-15-2040	20,515,000	10,325,886
U.S. Treasury STRIPS¤	0.00	5-15-2044	12,985,000	5,313,384
Total U.S. Treasury securities (Cost $965,372,321)				968,322,299
Yankee corporate bonds and notes: 7.21%
Basic materials: 0.37%
Chemicals: 0.29%
Braskem Netherlands Finance BV144A	7.25	2-13-2033	7,175,000	7,055,304
OCI NV144A	6.70	3-16-2033	13,955,000	14,384,372
				21,439,676
Mining: 0.08%
Glencore Finance Canada Ltd.144A	6.90	11-15-2037	5,000,000	5,584,307
Communications: 0.30%
Internet: 0.10%
Prosus NV144A	4.03	8-3-2050	10,105,000	7,037,536
Telecommunications: 0.20%
Colombia Telecomunicaciones SA ESP144A	4.95	7-17-2030	5,000,000	4,275,947
Nokia OYJ	6.63	5-15-2039	4,845,000	5,122,487
Vodafone Group PLC	5.75	6-28-2054	5,335,000	5,403,539
				14,801,973
Consumer, cyclical: 0.40%
Airlines: 0.12%
Air Canada Pass-Through Trust Series 2020-1 Class C144A	10.50	7-15-2026	4,000,000	4,280,000
VistaJet Malta Finance PLC/Vista Management Holding, Inc.144A	9.50	6-1-2028	4,750,000	4,442,107
				8,722,107
Auto manufacturers: 0.13%
Nissan Motor Co. Ltd.144A	3.52	9-17-2025	10,000,000	9,801,808
Entertainment: 0.10%
GENM Capital Labuan Ltd.144A	3.88	4-19-2031	7,810,000	6,981,848
Leisure time: 0.05%
Royal Caribbean Cruises Ltd.144A	6.00	2-1-2033	3,655,000	3,744,138
Consumer, non-cyclical: 0.25%
Agriculture: 0.10%
Viterra Finance BV144A	4.90	4-21-2027	7,615,000	7,625,023
The accompanying notes are an integral part of these financial statements.
24 | Allspring Core Plus Bond Fund

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
Cosmetics/Personal Care: 0.02%
Perrigo Finance Unlimited Co.	4.90%	12-15-2044	$1,500,000	$1,237,526
Pharmaceuticals: 0.13%
Pfizer Investment Enterprises Pte. Ltd.	5.30	5-19-2053	9,185,000	9,230,123
Energy: 1.04%
Oil & gas: 0.62%
BP Capital Markets PLC (5 Year Treasury Constant Maturity+2.15%)ʊ±	6.45	12-1-2033	4,895,000	5,092,342
BP Capital Markets PLC (5 Year Treasury Constant Maturity+4.40%)ʊ±	4.88	3-22-2030	4,950,000	4,849,100
Eni SpA144A	5.95	5-15-2054	16,900,000	17,374,785
Petroleos Mexicanos	6.70	2-16-2032	4,310,000	3,713,730
QatarEnergy144A	3.13	7-12-2041	6,000,000	4,743,624
Woodside Finance Ltd.144A	3.65	3-5-2025	9,570,000	9,489,605
				45,263,186
Pipelines: 0.42%
Enbridge, Inc.	5.95	4-5-2054	9,700,000	10,029,316
Enbridge, Inc. Series 20-A (5 Year Treasury Constant Maturity+5.31%)±	5.75	7-15-2080	13,200,000	12,619,948
Northriver Midstream Finance LP144A	6.75	7-15-2032	8,080,000	8,342,584
				30,991,848
Financial: 3.84%
Banks: 2.65%
ABN AMRO Bank NV144A	4.75	7-28-2025	1,800,000	1,788,564
AIB Group PLC (U.S. SOFR+1.91%)144A±	5.87	3-28-2035	5,355,000	5,539,343
Banco Industrial SA (5 Year Treasury Constant Maturity+4.44%)144A±	4.88	1-29-2031	6,100,000	5,963,970
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity+4.64%)144Aʊ±	5.88	1-24-2027	6,050,000	5,930,613
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity+4.97%)144Aʊ±	6.75	9-27-2024	1,565,000	1,564,715
Banco Nacional de Comercio Exterior SNC (5 Year Treasury Constant Maturity+2.00%)144A±	2.72	8-11-2031	3,050,000	2,779,253
Banco Santander Mexico, SA, Institucion de Banca Multiple,Grupo Financiero Santander Mexico (5 Year Treasury Constant Maturity+3.00%)144A±	7.53	10-1-2028	1,700,000	1,781,401
Bancolombia SA (5 Year Treasury Constant Maturity+4.32%)±	8.63	12-24-2034	3,200,000	3,357,514
Bank of Ireland Group PLC (U.S. SOFR+1.62%)144A±	5.60	3-20-2030	8,345,000	8,545,739
BBVA Bancomer SA (5 Year Treasury Constant Maturity+4.31%)144A±	5.88	9-13-2034	1,800,000	1,746,297
BNP Paribas SA (5 Year Treasury Constant Maturity+3.73%)144Aʊ±	8.00	8-22-2031	5,000,000	5,259,190
BNP Paribas SA (5 Year Treasury Constant Maturity+4.90%)144Aʊ±	7.75	8-16-2029	5,400,000	5,610,276
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 25

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
Banks(continued)
Danske Bank AS (1 Year Treasury Constant Maturity+1.40%)144A±	5.71%	3-1-2030	$13,900,000	$14,341,946
Danske Bank AS (1 Year Treasury Constant Maturity+1.75%)144A±	4.30	4-1-2028	24,000,000	23,723,432
Federation des Caisses Desjardins du Quebec144A	5.25	4-26-2029	10,845,000	11,082,264
Federation des Caisses Desjardins du Quebec144A	5.70	3-14-2028	16,145,000	16,585,042
Lloyds Banking Group PLC (5 Year Treasury Constant Maturity+4.82%)ʊ±	6.75	6-27-2026	7,550,000	7,591,215
Macquarie Bank Ltd. (5 Year Treasury Constant Maturity+1.70%)144A±	3.05	3-3-2036	8,420,000	7,266,615
National Australia Bank Ltd. (5 Year Treasury Constant Maturity+1.70%)144A±	3.35	1-12-2037	8,835,000	7,712,985
NatWest Group PLC (1 Year Treasury Constant Maturity+1.50%)±	5.78	3-1-2035	13,500,000	14,103,073
NatWest Markets PLC144A	1.60	9-29-2026	4,000,000	3,756,238
UBS Group AG (1 Year Treasury Constant Maturity+0.85%)144A±	1.49	8-10-2027	15,800,000	14,813,107
UBS Group AG (1 Year Treasury Constant Maturity+2.05%)144A±	4.70	8-5-2027	4,480,000	4,471,041
UBS Group AG (5 Year Treasury Constant Maturity+3.40%)144Aʊ±	4.88	2-12-2027	3,940,000	3,757,072
UBS Group AG (U.S. SOFR+1.73%)144A±	3.09	5-14-2032	8,695,000	7,697,482
UBS Group AG (U.S. SOFR+3.70%)144A±	6.44	8-11-2028	4,200,000	4,394,881
UniCredit SpA (5 Year Treasury Constant Maturity+4.75%)144A±	5.46	6-30-2035	3,000,000	2,928,029
				194,091,297
Diversified financial services: 0.31%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	2.45	10-29-2026	11,015,000	10,498,215
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (5 Year Treasury Constant Maturity+2.72%)±	6.95	3-10-2055	5,680,000	5,859,672
Avolon Holdings Funding Ltd.144A	4.25	4-15-2026	3,000,000	2,953,475
Avolon Holdings Funding Ltd.144A	5.50	1-15-2026	2,515,000	2,518,133
Macquarie Airfinance Holdings Ltd.144A	6.50	3-26-2031	1,000,000	1,054,354
Unifin Financiera SAB de CV144A†	9.88	1-28-2029	2,350,000	95,316
				22,979,165
Insurance: 0.88%
Allianz SE (5 Year Treasury Constant Maturity+3.23%)144A±	6.35	9-6-2053	17,600,000	18,722,792
Nippon Life Insurance Co. (5 Year Treasury Constant Maturity+2.59%)144A±	5.95	4-16-2054	29,180,000	30,270,009
Nippon Life Insurance Co. (5 Year Treasury Constant Maturity+2.60%)144A±	2.90	9-16-2051	2,000,000	1,712,987
RenaissanceRe Holdings Ltd.	5.75	6-5-2033	7,910,000	8,174,890
The accompanying notes are an integral part of these financial statements.
26 | Allspring Core Plus Bond Fund

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
Insurance(continued)
Sompo International Holdings Ltd.	7.00%	7-15-2034	$1,330,000	$1,508,282
Swiss Re Finance Luxembourg SA (5 Year Treasury Constant Maturity+3.58%)144A±	5.00	4-2-2049	3,900,000	3,893,370
				64,282,330
Government securities: 0.13%
Multi-national: 0.13%
African Export-Import Bank144A	3.80	5-17-2031	2,600,000	2,285,140
Banque Ouest Africaine de Developpement144A	5.00	7-27-2027	7,760,000	7,530,537
				9,815,677
Industrial: 0.12%
Engineering & construction: 0.05%
CIMIC Finance USA Pty. Ltd.144A	7.00	3-25-2034	3,620,000	3,845,057
Trucking & leasing: 0.07%
SMBC Aviation Capital Finance DAC144A	5.45	5-3-2028	5,245,000	5,349,336
Technology: 0.45%
Semiconductors: 0.45%
Renesas Electronics Corp.144A	2.17	11-25-2026	15,635,000	14,769,654
SK Hynix, Inc.144A	5.50	1-16-2027	18,290,000	18,564,935
				33,334,589
Utilities: 0.31%
Electric: 0.31%
Comision Federal de Electricidad144A	3.35	2-9-2031	15,565,000	13,381,135
Comision Federal de Electricidad144A	3.88	7-26-2033	10,985,000	9,269,365
				22,650,500
Total yankee corporate bonds and notes (Cost $526,710,154)				528,809,050
Yankee government bonds: 1.80%
Argentina: 0.04%
Argentinaøø	0.75	7-9-2030	1,635,821	924,239
Argentina	1.00	7-9-2029	206,310	123,786
Argentinaøø	4.13	7-9-2035	1,817,118	806,358
Provincia de Cordoba144Aøø	6.88	12-10-2025	890,673	846,139
				2,700,522
Benin: 0.07%
Benin144A	7.96	2-13-2038	5,600,000	5,352,032
Bermuda: 0.13%
Bermuda144A	3.38	8-20-2050	7,024,000	5,090,995
Bermuda144A	5.00	7-15-2032	4,320,000	4,295,376
				9,386,371
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 27

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
Colombia: 0.21%
Colombia	3.13%	4-15-2031	$4,800,000	$3,916,975
Colombia	8.00	11-14-2035	10,500,000	11,143,278
				15,060,253
Dominican Republic: 0.07%
Dominican Republic144A	4.50	1-30-2030	1,000,000	944,399
Dominican Republic144A	4.88	9-23-2032	1,800,000	1,691,437
Dominican Republic144A	5.50	2-22-2029	800,000	798,111
Dominican Republic144A	7.05	2-3-2031	1,665,000	1,784,448
				5,218,395
Israel: 0.25%
Israel	5.75	3-12-2054	19,200,000	18,432,000
Ivory Coast: 0.13%
Ivory Coast144A	8.25	1-30-2037	9,720,000	9,680,051
Kenya: 0.09%
Kenya144A	7.00	5-22-2027	5,000,000	4,781,470
Kenya144A	8.25	2-28-2048	2,500,000	1,976,750
				6,758,220
Mexico: 0.27%
Mexico	6.00	5-7-2036	7,255,000	7,306,960
Mexico	6.35	2-9-2035	11,700,000	12,153,137
				19,460,097
Oman: 0.02%
Oman144A	6.25	1-25-2031	1,700,000	1,804,912
Panama: 0.38%
Panama	4.50	1-19-2063	26,835,000	18,241,679
Panama	6.40	2-14-2035	9,785,000	9,747,260
				27,988,939
Romania: 0.13%
Romanian144A	6.38	1-30-2034	9,410,000	9,669,039
Senegal: 0.01%
Senegal144A	6.25	5-23-2033	750,000	650,625
Total yankee government bonds (Cost $133,339,943)				132,161,456

	Yield	Shares
Short-term investments: 5.57%
Investment companies: 4.14%
Allspring Government Money Market Fund Select Class♠∞##	5.23	303,365,722	303,365,722
The accompanying notes are an integral part of these financial statements.
28 | Allspring Core Plus Bond Fund

Portfolio of investments—August 31, 2024

		Yield	Maturity date	Principal	Value
U.S. Treasury securities: 1.43%
U.S. Treasury Bills☼		3.68%	9-10-2024	$105,000,000	$104,893,374
Total short-term investments (Cost $408,258,514)					408,259,096
Total investments in securities (Cost $7,556,194,510)	103.80%				7,610,143,856
Other assets and liabilities, net	(3.80)				(278,763,772)
Total net assets	100.00%				$7,331,380,084

±	Variable rate investment. The rate shown is the rate in effect at period end.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

%%	The security is purchased on a when-issued basis.
ƒ
Investment in an interest-only security that entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
‡	Security is valued using significant unobservable inputs.
¤	The security is issued in zero coupon form with no periodic interest payments.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
¥
A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both.
The rate shown is the rate in effect at period end.

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
†	Non-income-earning security
##	All or a portion of this security is segregated as collateral for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
☼	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:
AGM	Assured Guaranty Municipal
AUD	Australian dollar
BRL	Brazilian real
CAB	Capital appreciation bond
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
GO	General obligation
IDR	Indonesian rupiah
LIBOR	London Interbank Offered Rate
MYR	Malaysian ringgit
NPFGC	National Public Finance Guarantee Corporation
REIT	Real estate investment trust
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year
SBA	Small Business Authority
SOFR	Secured Overnight Financing Rate
STRIPS	Separate trading of registered interest and principal securities
ZAR	South African rand
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 29

Portfolio of investments—August 31, 2024

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$237,608,541	$3,857,012,124	$(3,791,254,943)	$0	$0	$303,365,722	303,365,722	$8,725,691
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	21,943,971	AUD	32,900,000	Morgan Stanley, Inc.	9-30-2024	$0	$(338,954)
USD	2,985,506	AUD	4,400,000	Morgan Stanley, Inc.	9-30-2024	5,418	0
USD	394,673,624	EUR	365,447,000	Citibank N.A.	9-30-2024	0	(9,772,643)
USD	24,947,849	EUR	23,000,000	Citibank N.A.	9-30-2024	0	(506,633)
EUR	7,700,000	USD	8,432,949	Citibank N.A.	9-30-2024	88,769	0
EUR	16,800,000	USD	18,370,632	Citibank N.A.	9-30-2024	222,207	0
USD	60,681,993	GBP	47,765,000	Citibank N.A.	9-30-2024	0	(2,063,261)
GBP	23,882,500	USD	30,877,828	Citibank N.A.	9-30-2024	494,800	0
JPY	695,000,000	USD	4,474,466	Citibank N.A.	9-30-2024	297,618	0
USD	12,369,598	MYR	58,100,000	Morgan Stanley, Inc.	9-30-2024	0	(1,095,379)
						$1,108,812	$(13,776,870)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year U.S. Treasury Notes	135	12-19-2024	$15,455,621	$15,330,938	$0	$(124,683)
Ultra Long Term U.S. Treasury Bond	272	12-19-2024	36,618,489	35,887,000	0	(731,489)
2-Year U.S. Treasury Notes	3,078	12-31-2024	639,856,025	638,829,284	0	(1,026,741)
5-Year U.S. Treasury Notes	6,238	12-31-2024	685,015,777	682,427,456	0	(2,588,321)
Short
10-Year Euro BUND Index	(631)	9-6-2024	(90,598,250)	(93,403,206)	0	(2,804,956)
2-Year Euro SCHATZ	(357)	9-6-2024	(41,526,183)	(41,921,307)	0	(395,124)
5-Year Euro-BOBL Futures	(808)	9-6-2024	(103,034,045)	(105,098,502)	0	(2,064,457)
Ultra 10-Year U.S. Treasury Notes	(871)	12-19-2024	(103,103,933)	(102,288,062)	815,871	0
					$815,871	$(9,735,771)
The accompanying notes are an integral part of these financial statements.
30 | Allspring Core Plus Bond Fund

Statement of assets and liabilities—August 31, 2024
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $7,252,828,788)	$7,306,778,134
Investments in affiliated securities, at value (cost $303,365,722)	303,365,722
Cash	5,105,979
Cash at broker segregated for futures contracts	18,566,000
Segregated cash for forward foreign currency contracts	13,480,000
Foreign currency, at value (cost $3,969,142)	4,022,994
Receivable for Fund shares sold	171,625,974
Receivable for investments sold	59,410,599
Receivable for interest	55,372,274
Unrealized gains on forward foreign currency contracts	1,108,812
Receivable for daily variation margin on open futures contracts	434,547
Principal paydown receivable	54
Prepaid expenses and other assets	589,050
Total assets	7,939,860,139
Liabilities
Payable for when-issued transactions	498,488,491
Payable for investments purchased	84,768,240
Unrealized losses on forward foreign currency contracts	13,776,870
Payable for Fund shares redeemed	6,092,359
Payable for daily variation margin on open futures contracts	2,139,735
Management fee payable	1,571,337
Cash due to broker	900,000
Administration fees payable	503,233
Shareholder servicing fee payable	122,395
Distribution fee payable	31,482
Accrued expenses and other liabilities	85,913
Total liabilities	608,480,055
Total net assets	$7,331,380,084
Net assets consist of
Paid-in capital	$7,596,138,853
Total distributable loss	(264,758,769)
Total net assets	$7,331,380,084
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 31

Statement of assets and liabilities—August 31, 2024
Statement of assets and liabilities
Computation of net asset value and offering price per share
Net assets–Class A	$342,820,282
Shares outstanding–Class A1	30,021,408
Net asset value per share–Class A	$11.42
Maximum offering price per share – Class A2	$11.96
Net assets–Class C	$47,536,444
Shares outstanding–Class C1	4,165,126
Net asset value per share–Class C	$11.41
Net assets–Class R6	$674,248,825
Shares outstanding–Class R6[1]	58,948,282
Net asset value per share–Class R6	$11.44
Net assets–Administrator Class	$607,545,767
Shares outstanding–Administrator Class[1]	53,291,711
Net asset value per share–Administrator Class	$11.40
Net assets–Institutional Class	$5,659,228,766
Shares outstanding–Institutional Class[1]	494,976,953
Net asset value per share–Institutional Class	$11.43
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
32 | Allspring Core Plus Bond Fund

Statement of operations—year ended August 31, 2024
Statement of operations
Investment income
Interest (net of foreign withholding taxes of $44,864)	$289,035,161
Income from affiliated securities	8,725,691
Dividends	1,522,471
Total investment income	299,283,323
Expenses
Management fee	22,014,788
Administration fees
Class A	482,717
Class C	61,474
Class R6	131,869
Administrator Class	98,903
Institutional Class	3,791,828
Shareholder servicing fees
Class A	802,350
Class C	102,155
Administrator Class	245,628
Distribution fee
Class C	306,470
Custody and accounting fees	241,810
Professional fees	119,334
Registration fees	188,391
Shareholder report expenses	289,963
Trustees’ fees and expenses	28,828
Other fees and expenses	98,301
Total expenses	29,004,809
Less: Fee waivers and/or expense reimbursements
Fund-level	(7,736,673)
Class A	(8,292)
Class C	(7)
Administrator Class	(19,282)
Net expenses	21,240,555
Net investment income	278,042,768
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 33

Statement of operations—year ended August 31, 2024
Statement of operations
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	$(67,428,681)
Foreign currency and foreign currency translations	(393,556)
Forward foreign currency contracts	3,156,446
Futures contracts	15,021,807
Swap contracts	852,700
Net realized losses on investments	(48,791,284)
Net change in unrealized gains (losses) on
Unaffiliated securities	275,335,076
Foreign currency and foreign currency translations	(1,549)
Forward foreign currency contracts	(8,116,201)
Futures contracts	(14,602,321)
Swap contracts	84,038
Net change in unrealized gains (losses) on investments	252,699,043
Net realized and unrealized gains (losses) on investments	203,907,759
Net increase in net assets resulting from operations	$481,950,527
The accompanying notes are an integral part of these financial statements.
34 | Allspring Core Plus Bond Fund

Statement of changes in net assets
Statement of changes in net assets
	Year ended August 31, 2024		Year ended August 31, 2023
Operations
Net investment income		$278,042,768		$140,746,842
Net realized losses on investments		(48,791,284)		(141,480,414)
Net change in unrealized gains (losses) on investments		252,699,043		(9,275,266)
Net increase (decrease) in net assets resulting from operations		481,950,527		(10,008,838)
Distributions to shareholders from
Net investment income and net realized gains
Class A		(14,808,255)		(9,655,909)
Class C		(1,595,785)		(1,016,439)
Class R6		(22,595,529)		(7,614,038)
Administrator Class		(4,120,509)		(5,184,520)
Institutional Class		(236,781,656)		(114,975,472)
Total distributions to shareholders		(279,901,734)		(138,446,378)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	11,463,242	127,504,687	9,735,984	109,105,066
Class C	1,695,380	18,837,745	1,167,020	13,078,492
Class R6	45,199,085	504,088,429	14,067,274	157,780,382
Administrator Class	52,002,498	593,958,290	3,201,568	35,741,678
Institutional Class	323,378,137	3,595,069,621	257,623,143	2,903,718,646
		4,839,458,772		3,219,424,264
Reinvestment of distributions
Class A	1,184,625	13,100,628	756,990	8,452,366
Class C	137,770	1,523,115	85,548	955,716
Class R6	1,600,930	17,775,473	614,857	6,876,320
Administrator Class	375,102	4,115,626	464,735	5,180,212
Institutional Class	19,321,657	214,283,316	9,386,353	104,988,841
		250,798,158		126,453,455
Payment for shares redeemed
Class A	(9,332,929)	(103,407,277)	(5,448,656)	(61,017,668)
Class C	(999,257)	(11,051,364)	(767,269)	(8,596,609)
Class R6	(11,034,362)	(122,904,613)	(3,743,578)	(41,994,685)
Administrator Class	(11,545,326)	(127,486,153)	(3,402,271)	(37,773,325)
Institutional Class	(177,896,465)	(1,981,042,848)	(106,553,605)	(1,194,429,877)
		(2,345,892,255)		(1,343,812,164)
Net increase in net assets resulting from capital share transactions		2,744,364,675		2,002,065,555
Total increase in net assets		2,946,413,468		1,853,610,339
Net assets
Beginning of period		4,384,966,616		2,531,356,277
End of period		$7,331,380,084		$4,384,966,616
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 35

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Class A	2024	2023	2022	2021	2020
Net asset value, beginning of period	$11.07	$11.57	$13.52	$13.77	$13.09
Net investment income	0.51 [1]	0.43 [1]	0.26	0.24	0.34
Net realized and unrealized gains (losses) on investments	0.35	(0.51)	(1.88)	0.16	0.77
Total from investment operations	0.86	(0.08)	(1.62)	0.40	1.11
Distributions to shareholders from
Net investment income	(0.51)	(0.42)	(0.22)	(0.27)	(0.36)
Net realized gains	0.00	0.00	(0.11)	(0.38)	(0.07)
Total distributions to shareholders	(0.51)	(0.42)	(0.33)	(0.65)	(0.43)
Net asset value, end of period	$11.42	$11.07	$11.57	$13.52	$13.77
Total return[2]	8.05%	(0.65)%	(12.21)%	3.00%	8.72%
Ratios to average net assets (annualized)
Gross expenses	0.81%	0.84%	0.85%	0.85%	0.88%
Net expenses	0.67%	0.68%	0.69%	0.72%	0.72%
Net investment income	4.62%	3.84%	2.03%	1.90%	2.60%
Supplemental data
Portfolio turnover rate	168%	254%	288%	194%	130%
Net assets, end of period (000s omitted)	$342,820	$295,536	$250,553	$308,270	$264,366

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
36 | Allspring Core Plus Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Class C	2024	2023	2022	2021	2020
Net asset value, beginning of period	$11.06	$11.56	$13.51	$13.77	$13.09
Net investment income	0.43 [1]	0.34 [1]	0.16	0.14	0.23
Net realized and unrealized gains (losses) on investments	0.35	(0.51)	(1.88)	0.15	0.78
Total from investment operations	0.78	(0.17)	(1.72)	0.29	1.01
Distributions to shareholders from
Net investment income	(0.43)	(0.33)	(0.12)	(0.17)	(0.26)
Net realized gains	0.00	0.00	(0.11)	(0.38)	(0.07)
Total distributions to shareholders	(0.43)	(0.33)	(0.23)	(0.55)	(0.33)
Net asset value, end of period	$11.41	$11.06	$11.56	$13.51	$13.77
Total return[2]	7.25%	(1.44)%	(12.89)%	2.16%	7.85%
Ratios to average net assets (annualized)
Gross expenses	1.56%	1.59%	1.60%	1.60%	1.63%
Net expenses	1.42%	1.43%	1.45%	1.48%	1.48%
Net investment income	3.87%	3.08%	1.28%	1.13%	1.85%
Supplemental data
Portfolio turnover rate	168%	254%	288%	194%	130%
Net assets, end of period (000s omitted)	$47,536	$36,849	$32,889	$39,628	$28,342

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 37

Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Class R6	2024	2023	2022	2021	2020
Net asset value, beginning of period	$11.08	$11.58	$13.54	$13.79	$13.11
Net investment income	0.56 [1]	0.48 [1]	0.30	0.30	0.39 [1]
Net realized and unrealized gains (losses) on investments	0.35	(0.52)	(1.89)	0.15	0.77
Total from investment operations	0.91	(0.04)	(1.59)	0.45	1.16
Distributions to shareholders from
Net investment income	(0.55)	(0.46)	(0.26)	(0.32)	(0.41)
Net realized gains	0.00	0.00	(0.11)	(0.38)	(0.07)
Total distributions to shareholders	(0.55)	(0.46)	(0.37)	(0.70)	(0.48)
Net asset value, end of period	$11.44	$11.08	$11.58	$13.54	$13.79
Total return[2]	8.53%	(0.27)%	(11.95)%	3.37%	9.10%
Ratios to average net assets (annualized)
Gross expenses	0.44%	0.46%	0.47%	0.47%	0.50%
Net expenses	0.30%	0.30%	0.31%	0.35%	0.35%
Net investment income	5.00%	4.25%	2.50%	2.28%	2.98%
Supplemental data
Portfolio turnover rate	168%	254%	288%	194%	130%
Net assets, end of period (000s omitted)	$674,249	$256,948	$141,833	$89,048	$83,260

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
38 | Allspring Core Plus Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Administrator Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$11.05	$11.54	$13.49	$13.75	$13.07
Net investment income	0.52 [1]	0.44 [1]	0.26	0.26	0.35
Net realized and unrealized gains (losses) on investments	0.34	(0.50)	(1.87)	0.14	0.77
Total from investment operations	0.86	(0.06)	(1.61)	0.40	1.12
Distributions to shareholders from
Net investment income	(0.51)	(0.43)	(0.23)	(0.28)	(0.37)
Net realized gains	0.00	0.00	(0.11)	(0.38)	(0.07)
Total distributions to shareholders	(0.51)	(0.43)	(0.34)	(0.66)	(0.44)
Net asset value, end of period	$11.40	$11.05	$11.54	$13.49	$13.75
Total return[2]	8.08%	(0.50)%	(12.18)%	3.04%	8.85%
Ratios to average net assets (annualized)
Gross expenses	0.76%	0.78%	0.79%	0.79%	0.82%
Net expenses	0.60%	0.60%	0.61%	0.62%	0.62%
Net investment income	4.66%	3.89%	2.09%	1.95%	2.71%
Supplemental data
Portfolio turnover rate	168%	254%	288%	194%	130%
Net assets, end of period (000s omitted)	$607,546	$137,624	$140,779	$278,294	$80,099

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 39

Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Institutional Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$11.08	$11.58	$13.53	$13.79	$13.11
Net investment income	0.55 [1]	0.47 [1]	0.29	0.29	0.38
Net realized and unrealized gains (losses) on investments	0.35	(0.51)	(1.87)	0.14	0.77
Total from investment operations	0.90	(0.04)	(1.58)	0.43	1.15
Distributions to shareholders from
Net investment income	(0.55)	(0.46)	(0.26)	(0.31)	(0.40)
Net realized gains	0.00	0.00	(0.11)	(0.38)	(0.07)
Total distributions to shareholders	(0.55)	(0.46)	(0.37)	(0.69)	(0.47)
Net asset value, end of period	$11.43	$11.08	$11.58	$13.53	$13.79
Total return[2]	8.38%	(0.32)%	(11.92)%	3.24%	9.05%
Ratios to average net assets (annualized)
Gross expenses	0.49%	0.51%	0.52%	0.52%	0.55%
Net expenses	0.35%	0.35%	0.37%	0.40%	0.40%
Net investment income	4.95%	4.21%	2.40%	2.19%	2.92%
Supplemental data
Portfolio turnover rate	168%	254%	288%	194%	130%
Net assets, end of period (000s omitted)	$5,659,229	$3,658,011	$1,965,302	$1,774,619	$836,162

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
40 | Allspring Core Plus Bond Fund

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Core Plus Bond Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Allspring Core Plus Bond Fund | 41

Notes to financial statements
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of Assets and Liabilities.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the over-the-counter market or centrally cleared (“centrally cleared swaps”)  with a central clearinghouse.
The Fund entered into centrally cleared swaps. In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Upon entering into a centrally cleared swap, the Fund is required to deposit an initial margin with the broker in the form of cash or securities. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is shown as cash segregated for centrally cleared swaps in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) and shown as daily variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are recorded as realized gains (losses) in the Statement of Operations when the contract is closed.
Credit default swaps
The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).
42 | Allspring Core Plus Bond Fund

Notes to financial statements
The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.
By entering into credit default swap contracts, the Fund is exposed to credit risk. In addition, certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Dividend income is recognized on the ex-dividend date.
Interest earned on cash balances held at the custodian is recorded as interest income.
Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Allspring Core Plus Bond Fund | 43

Notes to financial statements
As of August 31, 2024, the aggregate cost of all investments for federal income tax purposes was $7,547,853,750 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$135,020,461
Gross unrealized losses	(94,318,313)
Net unrealized gains	$40,702,148
As of August 31, 2024, the Fund had capital loss carryforwards which consist of $176,901,764 in short-term capital losses and $138,904,531 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
44 | Allspring Core Plus Bond Fund

Notes to financial statements
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$2,167,336,717	$0	$2,167,336,717
Asset-backed securities	0	782,451,296	7,908,804	790,360,100
Corporate bonds and notes	0	1,571,279,004	0	1,571,279,004
Foreign corporate bonds and notes	0	293,130,236	0	293,130,236
Foreign government bonds	0	279,345,807	0	279,345,807
Investment companies	24,187,345	0	0	24,187,345
Loans	0	16,467,215	7,303,125	23,770,340
Municipal obligations	0	5,757,020	0	5,757,020
Non-agency mortgage-backed securities	0	417,425,386	0	417,425,386
U.S. Treasury securities	952,683,029	15,639,270	0	968,322,299
Yankee corporate bonds and notes	0	528,809,050	0	528,809,050
Yankee government bonds	0	132,161,456	0	132,161,456
Short-term investments
Investment companies	303,365,722	0	0	303,365,722
U.S. Treasury securities	104,893,374	0	0	104,893,374
	1,385,129,470	6,209,802,457	15,211,929	7,610,143,856
Forward foreign currency contracts	0	1,108,812	0	1,108,812
Futures contracts	815,871	0	0	815,871
Total assets	$1,385,945,341	$6,210,911,269	$15,211,929	$7,612,068,539
Liabilities
Forward foreign currency contracts	$0	$13,776,870	$0	$13,776,870
Futures contracts	9,735,771	0	0	9,735,771
Total liabilities	$9,735,771	$13,776,870	$0	$23,512,641
Futures contracts and forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At August 31, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.450%
Next $500 million	0.425
Next $2 billion	0.400
Next $2 billion	0.375
Next $5 billion	0.340
Over $10 billion	0.320
For the year ended August 31, 2024, the management fee was equivalent to an annual rate of 0.39% of the Fund’s average daily net assets.
Allspring Core Plus Bond Fund | 45

Notes to financial statements
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through December 31, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of August 31, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.67%
Class C	1.42
Class R6	0.30
Administrator Class	0.60
Institutional Class	0.35
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended August 31, 2024, Allspring Funds Distributor received $14,868 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the year ended August 31, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class and are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended August 31, 2024.
46 | Allspring Core Plus Bond Fund

Notes to financial statements
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the year ended August 31, 2024 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$8,832,211,596	$3,369,979,845	$7,617,001,335	$1,693,789,409
6.
DERIVATIVE TRANSACTIONS
During the year ended August 31, 2024, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio. The Fund also entered into forward foreign currency contracts for economic hedging purposes and entered into swap contracts to hedge risks and/or enhance total returns.
The volume of the Fund’s derivative activity during the year ended August 31, 2024 was as follows:
Forward foreign currency contracts
Average contract amounts to buy	$69,531,000
Average contract amounts to sell	500,339,541
Futures contracts
Average notional balance on long futures	$1,458,468,508
Average notional balance on short futures	243,579,277
Swap contracts
Average notional balance	$3,364,000
A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of August 31, 2024 by primary risk type was as follows for the Fund:
	Interest rate risk	Foreign currency risk	Total
Asset derivatives
Forward foreign currency contracts	$0	$1,108,812	$1,108,812
Futures contracts	815,871 *	0	815,871
	$815,871	$1,108,812	$1,924,683
Liability derivatives
Forward foreign currency contracts	$0	$13,776,870	$13,776,870
Futures contracts	9,735,771 *	0	9,735,771
	$9,735,771	$13,776,870	$23,512,641

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the  Portfolio of Investments. For futures contracts, only the current day’s variation margin as of August 31, 2024 is reported separately on the  Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the year ended August 31, 2024 was as follows:
	INTEREST RATE RISK	Credit risk	Foreign currency risk	TOTAL
Net realized gains (losses) on derivatives
Forward foreign currency contracts	$0	$0	$3,156,446	$3,156,446
Futures contracts	15,021,807	0	0	15,021,807
Swap contracts	0	852,700	0	852,700
	$15,021,807	$852,700	$3,156,446	$19,030,953
Net change in unrealized gains (losses) on derivatives
Forward foreign currency contracts	$0	$0	$(8,116,201)	$(8,116,201)
Futures contracts	(14,602,321)	0	0	(14,602,321)
Swap contracts	0	84,038	0	84,038
	$(14,602,321)	$84,038	$(8,116,201)	$(22,634,484)
For certain types of derivative transactions, the Fund  has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements
Allspring Core Plus Bond Fund | 47

Notes to financial statements
to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund  to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund  under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, for OTC derivatives is as follows:
Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Citibank N.A.	$1,103,394	$(1,103,394)	$0	$0
Morgan Stanley, Inc.	5,418	(5,418)	0	0

Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Citibank N.A.	$12,342,537	$(1,103,394)	$(11,239,143)	$0
Morgan Stanley, Inc.	1,434,333	(5,418)	(1,428,915)	0

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.
7.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $275,000,000 (prior to July 9, 2024: $350,000,000), revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended August 31, 2024, there were no borrowings by the Fund under the agreement.
8.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended August 31
	2024	2023
Ordinary income	$279,901,734	$138,446,378
As of August 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	Unrealized gains	Capital loss carryforward
$10,245,574	$40,812,886	$(315,806,295)
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
48 | Allspring Core Plus Bond Fund

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Core Plus Bond Fund (the Fund), one of the Funds constituting Allspring Funds Trust, including the portfolio of investments, as of August 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian, transfer agent, agent banks and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
October 24, 2024
Allspring Core Plus Bond Fund | 49

Other information (unaudited)
Other information
Tax information
For the fiscal year ended August 31, 2024, $210,498,933 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
For the fiscal year ended August 31, 2024, 14% of the ordinary income distributed was derived from interest on U.S. government securities.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

50 | Allspring Core Plus Bond Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Allspring Core Plus Bond Fund | 51

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 28-30, 2024 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Core Plus Bond Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2024, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* The Board also received information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., under a transition services agreement and an update on the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

52 | Allspring Core Plus Bond Fund

Other information (unaudited)
Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program, fair valuation designee, and derivatives risk management program manager. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2023. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for all periods under review. The Board also noted that the investment performance of the Fund was higher than the investment performance of its benchmark index, the Bloomberg U.S. Aggregate Bond Index, for all periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for each share class.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than or in range of the sum of these average rates for the Fund’s expense Groups for each share class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.

Allspring Core Plus Bond Fund | 53

Other information (unaudited)
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

54 | Allspring Core Plus Bond Fund

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR0059 08-24

Allspring Government Securities Fund
Long Form Financial Statements
Annual Report
August 31, 2024

Allspring Government Securities Fund | 1

Portfolio of investments—August 31, 2024
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 73.08%
FHLMC¤	0.00%	7-15-2032	$9,900,000	$7,104,152
FHLMC	2.50	9-1-2050	1,079,158	921,548
FHLMC	2.50	6-1-2051	12,053,154	10,292,139
FHLMC	2.50	11-1-2051	8,413,778	7,275,270
FHLMC	2.50	12-1-2051	1,856,541	1,596,454
FHLMC	3.00	6-1-2050	407,221	369,108
FHLMC	3.00	7-1-2050	1,215,301	1,101,563
FHLMC	3.00	8-1-2050	3,022,725	2,724,471
FHLMC	3.50	8-1-2045	1,105,600	1,035,216
FHLMC	3.50	11-1-2045	1,953,453	1,829,090
FHLMC	3.50	12-1-2045	1,744,482	1,633,205
FHLMC	4.00	6-1-2037	3,757,646	3,705,822
FHLMC	4.00	11-1-2042	4,615,216	4,480,948
FHLMC	4.00	6-1-2044	1,035,835	999,325
FHLMC	4.00	5-1-2049	621,099	595,539
FHLMC	4.00	9-1-2049	231,328	221,735
FHLMC	4.50	3-1-2042	84,846	85,018
FHLMC	4.50	9-1-2044	1,287,170	1,278,664
FHLMC	4.50	9-1-2049	2,306,321	2,267,609
FHLMC	5.00	6-1-2026	10,585	10,666
FHLMC	5.00	8-1-2040	350,061	358,651
FHLMC	5.00	7-1-2052	2,158,394	2,148,016
FHLMC	5.00	9-1-2052	2,337,113	2,325,627
FHLMC	5.50	7-1-2035	1,038,636	1,063,321
FHLMC	5.50	12-1-2038	587,343	602,081
FHLMC	5.50	3-1-2053	1,360,743	1,372,730
FHLMC	6.00	10-1-2032	8,560	8,926
FHLMC	6.00	1-1-2053	2,608,457	2,659,278
FHLMC	6.50	9-1-2028	3,393	3,497
FHLMC	7.00	12-1-2026	77	80
FHLMC	7.00	4-1-2029	378	392
FHLMC	7.00	5-1-2029	1,962	2,038
FHLMC	7.00	4-1-2032	29,094	30,278
FHLMC	7.50	11-1-2031	40,779	41,056
FHLMC	7.50	4-1-2032	65,097	67,211
FHLMC	8.00	8-1-2026	1,837	1,867
FHLMC	8.00	11-1-2026	1,631	1,654
FHLMC	8.00	11-1-2028	327	327
FHLMC	8.50	12-1-2025	299	299
FHLMC	8.50	5-1-2026	78	78
FHLMC	8.50	8-1-2026	979	980
FHLMC Multifamily Structured Pass-Through Certificates Series K075 Class A2±±	3.65	2-25-2028	4,370,000	4,297,958
FHLMC Multifamily Structured Pass-Through Certificates Series K153 Class A3±±	3.12	10-25-2031	160,000	148,583
FHLMC Multifamily Structured Pass-Through Certificates Series KF80 Class AS (30 Day Average U.S. SOFR+0.51%)±	5.86	6-25-2030	796,087	795,702
The accompanying notes are an integral part of these financial statements.
2 | Allspring Government Securities Fund

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC Multifamily Structured Pass-Through Certificates Series KIR2 Class A1	2.75%	3-25-2027	$2,137,565	$2,084,711
FHLMC Multifamily Structured Pass-Through Certificates Series KW03 Class A1	2.62	12-25-2026	563,366	550,838
FHLMC Structured Pass-Through Certificates Series T-35 Class A (30 Day Average U.S. SOFR+0.39%)±	5.74	9-25-2031	221,596	227,504
FHLMC Structured Pass-Through Certificates Series T-42 Class A6	9.50	2-25-2042	444,963	508,458
FHLMC Structured Pass-Through Certificates Series T-55 Class 2A1±±	3.29	3-25-2043	188,652	176,703
FHLMC Structured Pass-Through Certificates Series T-56 Class A4	6.00	5-25-2043	2,557,784	2,523,864
FHLMC Structured Pass-Through Certificates Series T-57 Class 2A1±±	4.58	7-25-2043	1,096,314	1,036,269
FHLMC Structured Pass-Through Certificates Series T-57 Class 1A1	6.50	7-25-2043	566,666	588,108
FHLMC Structured Pass-Through Certificates Series T-62 Class 1A1 (12 Month Treasury Average+1.20%)±	6.36	10-25-2044	401,750	363,324
FHLMC Structured Pass-Through Certificates Series T-67 Class 1A1C±±	4.21	3-25-2036	417,618	381,565
FHLMC Structured Pass-Through Certificates Series T-67 Class 2A1C±±	4.24	3-25-2036	656,457	605,534
FHLMC Whole Loan Securities Trust Series 2015-SC01 Class 1A	3.50	5-25-2045	284,147	253,544
FHLMC (1 Year Treasury Constant Maturity+2.13%)±	7.13	1-1-2026	2,183	2,164
FHLMC (1 Year Treasury Constant Maturity+2.16%)±	6.86	10-1-2026	11,175	11,144
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	7.25	6-1-2032	2,361	2,403
FHLMC (11th District COFI+1.25%)±	4.72	7-1-2032	107,960	104,479
FHLMC (3 Year Treasury Constant Maturity+2.09%)±	2.96	5-1-2026	129	128
FHLMC (30 Day Average U.S. SOFR+0.26%)±	5.61	7-1-2031	3,013,000	2,958,475
FHLMC (RFUCCT1Y+1.66%)±	6.29	6-1-2043	617,272	635,945
FHLMC (RFUCCT1Y+1.67%)±	6.56	7-1-2038	385,552	395,176
FHLMC (RFUCCT1Y+1.91%)±	6.16	9-1-2031	26,852	27,053
FHLMC Series 2733 Class FB (30 Day Average U.S. SOFR+0.71%)±	6.07	10-15-2033	148,668	148,660
FHLMC Series 3070 Class FT (30 Day Average U.S. SOFR+0.46%)±	5.82	11-15-2035	254,702	253,184
FHLMC Series 3614 Class QB	4.00	12-15-2024	18,919	18,853
FHLMC Series 3830 Class FD (30 Day Average U.S. SOFR+0.47%)±	5.83	3-15-2041	108,557	107,606
FHLMC Series 4057 Class FN (30 Day Average U.S. SOFR+0.46%)±	5.82	12-15-2041	95,898	95,025
FHLMC Series 4068 Class FK (30 Day Average U.S. SOFR+0.41%)±	5.77	6-15-2040	9,801	9,796
FHLMC Series 4093 Class FB (30 Day Average U.S. SOFR+0.46%)±	5.82	7-15-2039	37,537	37,515
FHLMC Series 4159 Class AF (30 Day Average U.S. SOFR+1.29%)±	6.65	12-15-2036	111,711	113,885
FHLMC Series 4218 Class DF (30 Day Average U.S. SOFR+0.36%)±	5.72	7-15-2042	157,413	154,804
FHLMC Series 4409 Class MA	3.00	1-15-2054	9,529	9,330
FHLMC Series 4620 Class AF (30 Day Average U.S. SOFR+0.55%)±	5.89	11-15-2042	1,211,708	1,217,744
FHLMC Series 5198 Class FB (30 Day Average U.S. SOFR+0.25%)±	4.32	6-15-2049	1,522,992	1,472,962
FNMA	1.38	7-1-2030	3,826,955	3,315,567
FNMA	1.65	6-1-2030	1,338,561	1,176,589
FNMA	1.65	7-1-2030	2,330,688	2,030,536
FNMA	1.66	7-1-2032	3,905,216	3,285,583
FNMA	1.97	5-1-2030	4,218,138	3,777,389
FNMA	2.00	2-1-2052	38,362,510	31,563,714
FNMA	2.32	1-1-2026	3,852,007	3,728,184
The accompanying notes are an integral part of these financial statements.
Allspring Government Securities Fund | 3

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA	2.35%	2-1-2032	$2,195,622	$1,947,315
FNMA	2.50	9-1-2050	337,891	290,900
FNMA	2.50	12-1-2050	1,186,675	1,014,074
FNMA	2.50	7-1-2051	1,713,203	1,460,893
FNMA	2.50	10-1-2051	5,642,591	4,811,568
FNMA	2.50	1-1-2052	2,801,530	2,395,901
FNMA	2.51	9-1-2031	4,932,018	4,443,430
FNMA	2.65	2-1-2032	4,929,376	4,436,661
FNMA	2.75	9-1-2031	868,696	793,664
FNMA	2.86	7-1-2029	949,053	895,620
FNMA	3.00	5-1-2027	127,070	124,429
FNMA	3.00	6-1-2034	1,672,299	1,601,154
FNMA	3.00	4-1-2045	27,486	25,083
FNMA	3.00	11-1-2045	2,399,090	2,186,371
FNMA	3.00	12-1-2045	5,619,082	5,122,637
FNMA	3.00	12-1-2046	215,126	194,822
FNMA	3.00	9-1-2050	3,233,642	2,918,466
FNMA	3.00	4-1-2052	2,252,529	2,018,990
FNMA	3.00	8-1-2050	29,108	26,215
FNMA	3.48	3-1-2029	848,942	825,712
FNMA	3.50	4-1-2034	1,456,405	1,431,268
FNMA	3.50	2-1-2043	15,097	14,201
FNMA	3.50	2-1-2045	336,618	316,504
FNMA	3.50	4-1-2045	1,416,853	1,327,476
FNMA	3.50	8-1-2045	123,031	115,095
FNMA	3.50	12-1-2045	488,602	457,483
FNMA	3.50	2-1-2046	524,620	490,663
FNMA	3.50	5-1-2052	5,279,232	4,865,462
FNMA	3.86	3-1-2029	772,628	763,048
FNMA	4.00	8-1-2037	1,713,067	1,691,004
FNMA	4.00	4-1-2046	3,891,207	3,753,992
FNMA	4.00	3-1-2047	958,892	925,060
FNMA	4.00	9-1-2048	68,087	65,264
FNMA	4.00	10-1-2052	2,788,409	2,645,936
FNMA	4.38	7-1-2032	1,031,000	1,026,566
FNMA	4.50	1-1-2026	1,876	1,872
FNMA	4.50	10-1-2046	82,949	82,308
FNMA	4.50	9-1-2049	671,051	660,196
FNMA	4.50	9-1-2052	10,018,763	9,759,257
FNMA	4.50	11-1-2052	2,461,234	2,395,072
FNMA	4.94	10-1-2032	1,581,000	1,619,507
FNMA	4.99	7-1-2029	2,770,000	2,859,944
FNMA	5.00	3-1-2034	141,456	144,095
FNMA	5.00	8-1-2040	1,926,823	1,959,679
FNMA	5.00	10-1-2040	179,861	184,067
FNMA	5.00	1-1-2042	152,624	156,188
FNMA	5.00	12-1-2048	191,541	192,513
FNMA	5.05	11-1-2030	1,600,000	1,660,200
The accompanying notes are an integral part of these financial statements.
4 | Allspring Government Securities Fund

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA	5.16%	10-1-2031	$2,760,000	$2,886,635
FNMA	5.50	1-1-2025	5	5
FNMA	5.50	9-1-2033	828,146	849,811
FNMA	5.50	8-1-2035	226,815	233,865
FNMA	5.50	1-1-2037	186,756	192,557
FNMA	5.50	4-1-2040	480,654	495,594
FNMA	5.50	2-1-2053	5,120,420	5,167,383
FNMA	6.00	1-1-2028	155,303	158,116
FNMA	6.00	2-1-2035	307,954	312,670
FNMA	6.00	11-1-2037	129,661	135,727
FNMA	6.00	7-1-2038	54,614	57,407
FNMA	6.50	3-1-2028	4,064	4,083
FNMA	6.50	12-1-2029	43,779	45,076
FNMA	6.50	11-1-2031	8,591	8,845
FNMA	6.50	7-1-2036	158,080	165,609
FNMA	7.00	11-1-2026	487	505
FNMA	7.00	1-1-2032	999	1,037
FNMA	7.00	2-1-2032	20,222	20,985
FNMA	7.00	10-1-2032	68,780	71,840
FNMA	7.00	2-1-2034	1,174	1,218
FNMA	7.00	4-1-2034	30,216	31,355
FNMA	7.50	9-1-2031	20,644	21,224
FNMA	7.50	2-1-2032	11,798	12,182
FNMA	7.50	10-1-2037	266,450	280,498
FNMA	8.00	6-1-2028	58	58
FNMA	8.00	2-1-2030	9,292	9,281
FNMA	8.00	7-1-2031	128,029	129,966
FNMA	8.50	5-1-2026	2,974	2,972
FNMA	8.50	11-1-2026	8,674	8,679
FNMA	8.50	12-1-2026	24,440	24,774
FNMA	8.50	3-1-2027	147	147
FNMA	9.00	3-1-2025	219	218
FNMA	9.00	7-1-2028	10	10
FNMA Principal STRIPS¤	0.00	7-15-2037	7,810,000	4,445,536
FNMA (1 Year Treasury Constant Maturity+2.20%)±	6.59	12-1-2034	127,730	131,124
FNMA (1 Year Treasury Constant Maturity+2.20%)±	6.65	12-1-2040	39,859	41,287
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.34	11-1-2031	36,731	37,244
FNMA (1 Year Treasury Constant Maturity+2.22%)±	7.01	9-1-2035	78,619	81,081
FNMA (1 Year Treasury Constant Maturity+2.22%)±	7.22	6-1-2032	54,933	56,259
FNMA (1 Year Treasury Constant Maturity+2.24%)±	7.01	9-1-2031	13,158	13,474
FNMA (1 Year Treasury Constant Maturity+2.25%)±	6.76	12-1-2040	12,533	12,753
FNMA (1 Year Treasury Constant Maturity+2.42%)±	6.57	10-1-2027	7,980	7,961
FNMA (11th District COFI+1.25%)±	4.52	9-1-2027	28,525	28,021
FNMA (11th District COFI+1.26%)±	4.61	5-1-2036	103,881	101,684
FNMA (11th District COFI+1.28%)±	4.50	5-1-2036	191,518	184,442
FNMA (RFUCCT1Y+1.61%)±	7.31	5-1-2046	518,499	535,991
FNMA (RFUCCT1Y+1.62%)±	2.39	8-1-2050	1,280,779	1,176,954
FNMA (RFUCCT1Y+1.73%)±	5.98	9-1-2036	146,843	148,760
The accompanying notes are an integral part of these financial statements.
Allspring Government Securities Fund | 5

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA (RFUCCT1Y+1.77%)±	6.66%	7-1-2044	$54,845	$56,366
FNMA (RFUCCT1Y+1.81%)±	6.91	8-1-2036	347,875	359,526
FNMA Series 2000-T6 Class A2	9.50	11-25-2040	303,850	304,792
FNMA Series 2001-T10 Class A3	9.50	12-25-2041	304,135	317,611
FNMA Series 2001-T12 Class A3	9.50	8-25-2041	82,423	86,411
FNMA Series 2002-5 Class F (30 Day Average U.S. SOFR+0.46%)±	5.81	2-25-2032	7,715	7,706
FNMA Series 2002-T1 Class A3	7.50	11-25-2031	105,938	110,416
FNMA Series 2002-T12 Class A5±±	5.09	10-25-2041	409,868	414,491
FNMA Series 2002-T16 Class A1	6.50	7-25-2042	746,899	784,138
FNMA Series 2002-T19 Class A1	6.50	7-25-2042	1,850,318	1,940,703
FNMA Series 2002-W4 Class A4	6.25	5-25-2042	253,748	258,141
FNMA Series 2003-T2 Class A1 (30 Day Average U.S. SOFR+0.39%)±	5.74	3-25-2033	596,360	586,048
FNMA Series 2003-W1 Class 1A1±±	4.77	12-25-2042	339,188	338,455
FNMA Series 2003-W11 Class A1±±	7.72	6-25-2033	24,347	24,636
FNMA Series 2003-W3 Class 1A4±±	4.46	8-25-2042	1,056,062	1,003,764
FNMA Series 2003-W5 Class A (1 Month LIBOR+0.11%)±	5.57	4-25-2033	170,083	167,274
FNMA Series 2003-W6 Class 6A±±	4.42	8-25-2042	406,079	395,331
FNMA Series 2003-W6 Class PT4±±	8.35	10-25-2042	586,202	631,882
FNMA Series 2003-W8 Class PT1±±	7.73	12-25-2042	209,862	213,464
FNMA Series 2003-W9 Class A (30 Day Average U.S. SOFR+0.23%)±	5.58	6-25-2033	39,764	38,057
FNMA Series 2004-T1 Class 1A2	6.50	1-25-2044	195,687	200,698
FNMA Series 2004-W1 Class 2A2	7.00	12-25-2033	461,403	482,226
FNMA Series 2004-W15 Class 1A3	7.00	8-25-2044	231,125	241,484
FNMA Series 2005-71 Class DB	4.50	8-25-2025	42	41
FNMA Series 2006-50 Class BF (30 Day Average U.S. SOFR+0.51%)±	5.86	6-25-2036	331,109	327,969
FNMA Series 2007-101 Class A2 (30 Day Average U.S. SOFR+0.36%)±	4.57	6-27-2036	38,804	38,945
FNMA Series 2007-W10 Class 2A±±	6.25	8-25-2047	108,806	113,572
FNMA Series 2008-17 Class DP	4.75	2-25-2038	352,860	345,731
FNMA Series 2010-136 Class FA (30 Day Average U.S. SOFR+0.61%)±	5.96	12-25-2040	447,487	441,406
FNMA Series 2011-110 Class FE (30 Day Average U.S. SOFR+0.51%)±	5.86	4-25-2041	30,051	29,956
FNMA Series 2011-128 Class FK (30 Day Average U.S. SOFR+0.46%)±	5.81	7-25-2041	69,199	68,844
FNMA Series 2013-114 Class LM	4.00	3-25-2042	621,284	607,350
FNMA Series 2014-17 Class FE (30 Day Average U.S. SOFR+0.66%)±	6.01	4-25-2044	896,575	885,304
FNMA Series 2014-20 Class TM±±	4.50	4-25-2044	262,313	43,655
FNMA Series 2017-M2 Class A2±±	2.92	2-25-2027	5,940,533	5,755,455
FNMA Series 2018-M1 Class A2±±	3.09	12-25-2027	574,831	555,113
FNMA Series 2018-M13 Class A2±±	3.86	9-25-2030	344,604	335,372
FNMA Series 2019-M5 Class A2	3.27	2-25-2029	4,963,964	4,780,503
GNMA	2.00	3-20-2052	9,221,469	7,769,350
GNMA	2.50	3-20-2052	4,312,787	3,769,262
GNMA	2.50	4-20-2052	10,072,451	8,803,056
GNMA	2.50	9-20-2051	1,427,392	1,247,503
GNMA	3.00	11-20-2045	2,560,763	2,357,623
GNMA	3.00	4-20-2051	3,849,206	3,488,230
The accompanying notes are an integral part of these financial statements.
6 | Allspring Government Securities Fund

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
GNMA	3.00%	5-20-2052	$2,506,223	$2,268,625
GNMA	3.50	12-20-2047	2,284,871	2,147,893
GNMA	3.50	7-20-2051	1,907,641	1,783,235
GNMA	4.00	11-15-2024	12,562	12,519
GNMA	4.00	12-20-2047	1,555,569	1,504,990
GNMA	4.25	6-20-2036	167,095	162,832
GNMA	4.50	8-20-2049	343,251	338,609
GNMA	4.50	7-20-2052	2,352,945	2,307,853
GNMA	4.50	9-20-2052	1,017,793	997,974
GNMA	4.50	3-20-2053	2,746,423	2,691,632
GNMA	5.00	7-20-2040	343,947	351,888
GNMA	5.00	9-20-2052	1,855,441	1,854,567
GNMA	5.00	6-20-2053	2,755,139	2,752,484
GNMA	5.50	4-20-2053	2,619,768	2,639,972
GNMA	6.00	8-20-2034	20,830	20,749
GNMA%%	6.00	9-15-2054	8,865,000	8,995,900
GNMA	6.50	12-15-2025	1,219	1,225
GNMA	6.50	5-15-2029	67	67
GNMA	6.50	5-15-2031	466	479
GNMA	6.50	9-20-2033	14,886	15,382
GNMA%%	6.50	9-15-2054	1,250,000	1,276,674
GNMA	7.00	5-15-2026	241	241
GNMA	7.00	3-15-2028	763	762
GNMA	7.00	4-15-2031	317	317
GNMA	7.00	8-15-2031	12,695	12,751
GNMA	7.00	3-15-2032	9,732	9,738
GNMA Series 2005-23 Class IOƒ±±	0.00	6-17-2045	510,753	1
GNMA Series 2006-32 Class XMƒ±±	0.13	11-16-2045	2,039,540	6
GNMA Series 2008-22 Class XMƒ±±	1.31	2-16-2050	3,746,554	46,354
GNMA Series 2010-158 Class EIƒ	4.00	12-16-2025	188,309	1,647
GNMA Series 2012-H12 Class HD	2.00	5-20-2062	17,488	16,151
GNMA Series 2018-H01 Class BF (U.S. SOFR 1 Month+0.51%)±	5.85	1-20-2068	1,606,898	1,601,075
GNMA Series 2019-H06 Class HIƒ±±	1.81	4-20-2069	1,838,696	38,024
Resolution Funding Corp. Principal STRIPS¤	0.00	1-15-2030	16,245,000	13,117,021
Resolution Funding Corp. Principal STRIPS¤	0.00	4-15-2030	9,185,000	7,331,522
TVA Principal STRIPS¤	0.00	11-1-2025	5,650,000	5,359,439
TVA Principal STRIPS¤	0.00	6-15-2035	2,448,000	1,475,534
TVA Principal STRIPS¤	0.00	1-15-2048	1,000,000	323,117
U.S. International Development Finance Corp. Series AA-1¤	0.00	1-17-2026	2,000,000	2,161,181
Total agency securities (Cost $360,350,325)				343,191,505
Asset-backed securities: 0.63%
FirstKey Homes Trust Series 2021-SFR1 Class A144A	1.54	8-17-2038	1,188,878	1,118,597
Navient Student Loan Trust Series 2019-2A Class A2 (30 Day Average U.S. SOFR+1.11%)144A±	6.46	2-27-2068	1,850,078	1,850,857
Total asset-backed securities (Cost $3,036,115)				2,969,454
The accompanying notes are an integral part of these financial statements.
Allspring Government Securities Fund | 7

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 2.33%
Consumer, non-cyclical: 0.56%
Commercial services: 0.56%
Rockefeller Foundation Series 2020	2.49%	10-1-2050	$4,000,000	$2,620,308
Financial: 0.82%
REITS: 0.82%
American Tower Trust #1144A	3.65	3-23-2028	4,000,000	3,850,627
Government securities: 0.53%
Multi-national: 0.53%
Inter-American Development Bank	7.00	6-15-2025	2,000,000	2,036,552
International Bank for Reconstruction & Development Series C¤	0.00	3-11-2031	615,000	465,323
				2,501,875
Industrial: 0.42%
Engineering & construction: 0.42%
GTP Acquisition Partners I LLC Series 2015-2 Class A144A	3.48	6-16-2025	2,000,000	1,975,443
Total corporate bonds and notes (Cost $12,599,099)				10,948,253
Non-agency mortgage-backed securities: 4.67%
Angel Oak Mortgage Trust Series 2020-4 Class A1144A±±	1.47	6-25-2065	410,754	386,505
Arroyo Mortgage Trust Series 2019-1 Class A1144A±±	3.81	1-25-2049	851,475	829,040
Benchmark Mortgage Trust Series 2018-B1 Class A4	3.40	1-15-2051	194,237	188,406
Benchmark Mortgage Trust Series 2019-B9 Class A5	4.02	3-15-2052	784,571	750,059
BRAVO Residential Funding Trust Series 2020-RPL1 Class A1144A±±	2.50	5-26-2059	1,172,200	1,134,265
BX Trust Series 2019-OC11 Class A144A	3.20	12-9-2041	3,030,000	2,784,079
CD Mortgage Trust Series 2017-CD6 Class A5	3.46	11-13-2050	2,340,000	2,238,197
GCAT Trust Series 2022-HX1 Class A1144A±±	2.89	12-27-2066	721,686	666,847
JPMBB Commercial Mortgage Securities Trust Series 2015-C28 Class A4	3.23	10-15-2048	5,000,000	4,937,869
Legacy Mortgage Asset Trust Series 2020-RPL1 Class A1144A±±	3.00	9-25-2059	1,883,447	1,792,527
New Residential Mortgage Loan Trust Series 2020-NQM2 Class A1144A±±	1.65	5-24-2060	274,001	260,798
Starwood Mortgage Residential Trust Series 2021-6 Class A1144A±±	1.92	11-25-2066	3,356,415	2,935,882
Towd Point Mortgage Trust Series 2015-2 Class 1M2144A±±	3.76	11-25-2060	278,350	276,754
UBS Commercial Mortgage Trust Series 2017-C5 Class A5	3.47	11-15-2050	2,581,000	2,430,837
Vendee Mortgage Trust Series 1995-1 Class 4±±	8.79	2-15-2025	2,232	2,235
Vendee Mortgage Trust Series 1995-2C Class 3A	8.79	6-15-2025	14,573	14,720
Verus Securitization Trust Series 2021-R3 Class A1144A±±	1.02	4-25-2064	328,014	300,641
Total non-agency mortgage-backed securities (Cost $23,328,762)				21,929,661
U.S. Treasury securities: 18.83%
U.S. Treasury Bonds	3.63	2-15-2044	400,000	362,859
U.S. Treasury Bonds	4.25	2-15-2054	6,900,000	6,926,953
U.S. Treasury Bonds	4.38	8-15-2043	5,440,000	5,493,550
U.S. Treasury Bonds	4.63	5-15-2054	2,665,000	2,848,219
U.S. Treasury Bonds	4.75	11-15-2043	1,475,000	1,563,730
U.S. Treasury Bonds	4.75	11-15-2053	3,485,000	3,796,472
The accompanying notes are an integral part of these financial statements.
8 | Allspring Government Securities Fund

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Notes	2.75%	4-30-2027	$7,380,000	$7,181,374
U.S. Treasury Notes	3.88	8-15-2034	3,950,000	3,935,805
U.S. Treasury Notes	4.00	7-31-2029	4,165,000	4,214,134
U.S. Treasury Notes	4.25	1-31-2026	42,045,000	42,099,199
U.S. Treasury Notes	4.38	5-15-2034	1,855,000	1,922,244
U.S. Treasury Principal STRIPS¤	0.00	5-15-2039	7,980,000	4,421,002
U.S. Treasury STRIPS¤	0.00	5-15-2040	7,275,000	3,661,751
Total U.S. Treasury securities (Cost $90,705,916)				88,427,292

		Yield	Shares
Short-term investments: 2.51%
Investment companies: 2.51%
Allspring Government Money Market Fund Select Class♠∞##		5.23	11,800,977	11,800,977
Total short-term investments (Cost $11,800,977)				11,800,977
Total investments in securities (Cost $501,821,194)	102.05%			479,267,142
Other assets and liabilities, net	(2.05)			(9,645,780)
Total net assets	100.00%			$469,621,362

±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

%%	The security is purchased on a when-issued basis.
ƒ
Investment in an interest-only security that entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.

Abbreviations:
COFI	Cost of Funds Index
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year
SOFR	Secured Overnight Financing Rate
STRIPS	Separate trading of registered interest and principal securities
TVA	Tennessee Valley Authority
The accompanying notes are an integral part of these financial statements.
Allspring Government Securities Fund | 9

Portfolio of investments—August 31, 2024

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$24,023,931	$310,209,383	$(322,432,337)	$0	$0	$11,800,977	11,800,977	$762,411
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Ultra Long Term U.S. Treasury Bond	29	12-19-2024	$3,904,177	$3,826,187	$0	$(77,990)
2-Year U.S. Treasury Notes	115	12-31-2024	23,906,252	23,867,891	0	(38,361)
5-Year U.S. Treasury Notes	424	12-31-2024	46,560,867	46,384,938	0	(175,929)
Short
Ultra 10-Year U.S. Treasury Notes	(31)	12-19-2024	(3,669,601)	(3,640,563)	29,038	0
					$29,038	$(292,280)
The accompanying notes are an integral part of these financial statements.
10 | Allspring Government Securities Fund

Statement of assets and liabilities—August 31, 2024
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $490,020,217)	$467,466,165
Investments in affiliated securities, at value (cost $11,800,977)	11,800,977
Cash at broker segregated for futures contracts	2,666,000
Receivable for interest	1,640,558
Receivable for Fund shares sold	868,444
Principal paydown receivable	110,442
Receivable for daily variation margin on open futures contracts	13,562
Prepaid expenses and other assets	157,772
Total assets	484,723,920
Liabilities
Payable for when-issued transactions	10,299,378
Payable for investments purchased	3,448,547
Dividends payable	472,491
Payable for Fund shares redeemed	413,008
Management fee payable	141,919
Payable for daily variation margin on open futures contracts	135,797
Shareholder servicing fee payable	47,539
Administration fees payable	44,582
Trustees’ fees and expenses payable	3,954
Overdraft due to custodian bank	1,375
Distribution fee payable	774
Accrued expenses and other liabilities	93,194
Total liabilities	15,102,558
Total net assets	$469,621,362
Net assets consist of
Paid-in capital	$559,632,306
Total distributable loss	(90,010,944)
Total net assets	$469,621,362
The accompanying notes are an integral part of these financial statements.
Allspring Government Securities Fund | 11

Statement of assets and liabilities—August 31, 2024
Statement of assets and liabilities
Computation of net asset value and offering price per share
Net assets–Class A	$150,147,628
Shares outstanding–Class A1	15,220,557
Net asset value per share–Class A	$9.86
Maximum offering price per share – Class A2	$10.32
Net assets–Class C	$1,125,605
Shares outstanding–Class C1	114,104
Net asset value per share–Class C	$9.86
Net assets–Administrator Class	$61,410,720
Shares outstanding–Administrator Class[1]	6,228,168
Net asset value per share–Administrator Class	$9.86
Net assets–Institutional Class	$256,937,409
Shares outstanding–Institutional Class[1]	26,056,076
Net asset value per share–Institutional Class	$9.86
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
12 | Allspring Government Securities Fund

Statement of operations—year ended August 31, 2024
Statement of operations
Investment income
Interest	$18,472,442
Income from affiliated securities	762,411
Total investment income	19,234,853
Expenses
Management fee	2,242,280
Administration fees
Class A	230,331
Class C	1,994
Administrator Class	66,334
Institutional Class	222,068
Shareholder servicing fees
Class A	380,700
Class C	3,312
Administrator Class	164,326
Distribution fee
Class C	9,925
Custody and accounting fees	30,017
Professional fees	114,525
Registration fees	46,283
Shareholder report expenses	41,169
Trustees’ fees and expenses	25,823
Other fees and expenses	21,643
Total expenses	3,600,730
Less: Fee waivers and/or expense reimbursements
Fund-level	(305,222)
Class A	(3,623)
Class C	(2)
Administrator Class	(102,330)
Institutional Class	(125,833)
Net expenses	3,063,720
Net investment income	16,171,133
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	(13,824,349)
Futures contracts	1,480,077
Net realized losses on investments	(12,344,272)
Net change in unrealized gains (losses) on
Unaffiliated securities	26,898,612
Futures contracts	(829,558)
Net change in unrealized gains (losses) on investments	26,069,054
Net realized and unrealized gains (losses) on investments	13,724,782
Net increase in net assets resulting from operations	$29,895,915
The accompanying notes are an integral part of these financial statements.
Allspring Government Securities Fund | 13

Statement of changes in net assets
Statement of changes in net assets
	Year ended August 31, 2024		Year ended August 31, 2023
Operations
Net investment income		$16,171,133		$14,059,786
Net realized losses on investments		(12,344,272)		(23,841,693)
Net change in unrealized gains (losses) on investments		26,069,054		(8,292,655)
Net increase (decrease) in net assets resulting from operations		29,895,915		(18,074,562)
Distributions to shareholders from
Net investment income and net realized gains
Class A		(4,715,954)		(4,233,304)
Class C		(30,739)		(28,397)
Administrator Class		(2,168,096)		(1,987,567)
Institutional Class		(9,512,130)		(7,695,817)
Total distributions to shareholders		(16,426,919)		(13,945,085)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,235,410	11,803,800	1,276,603	12,457,472
Class C	47,624	459,297	35,023	340,085
Administrator Class	1,015,933	9,743,360	1,204,604	11,758,415
Institutional Class	9,161,862	87,711,490	22,873,292	225,010,726
		109,717,947		249,566,698
Reinvestment of distributions
Class A	430,664	4,107,549	383,936	3,735,705
Class C	2,424	23,084	2,473	24,064
Administrator Class	220,830	2,104,737	200,913	1,954,695
Institutional Class	594,061	5,660,920	550,772	5,358,154
		11,896,290		11,072,618
Payment for shares redeemed
Class A	(3,744,368)	(35,591,427)	(3,839,053)	(37,403,872)
Class C	(101,612)	(969,594)	(77,498)	(761,613)
Administrator Class	(2,518,286)	(24,032,384)	(2,155,311)	(20,952,556)
Institutional Class	(16,800,736)	(160,130,161)	(15,659,991)	(152,540,390)
		(220,723,566)		(211,658,431)
Net increase (decrease) in net assets resulting from capital share transactions		(99,109,329)		48,980,885
Total increase (decrease) in net assets		(85,640,333)		16,961,238
Net assets
Beginning of period		555,261,695		538,300,457
End of period		$469,621,362		$555,261,695
The accompanying notes are an integral part of these financial statements.
14 | Allspring Government Securities Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Class A	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.56	$10.11	$11.49	$11.67	$11.31
Net investment income	0.29 [1]	0.24 [1]	0.14	0.12 [1]	0.18 [1]
Net realized and unrealized gains (losses) on investments	0.30	(0.56)	(1.39)	(0.17)	0.38
Total from investment operations	0.59	(0.32)	(1.25)	(0.05)	0.56
Distributions to shareholders from
Net investment income	(0.29)	(0.23)	(0.13)	(0.11)	(0.19)
Tax basis return of capital	0.00	0.00	0.00	(0.02)	(0.01)
Total distributions to shareholders	(0.29)	(0.23)	(0.13)	(0.13)	(0.20)
Net asset value, end of period	$9.86	$9.56	$10.11	$11.49	$11.67
Total return[2]	6.35%	(3.14)%	(10.95)%	(0.40)%	5.02%
Ratios to average net assets (annualized)
Gross expenses	0.90%	0.91%	0.89%	0.89%	0.91%
Net expenses	0.84%	0.85%	0.84%	0.84%	0.84%
Net investment income	3.02%	2.42%	1.28%	1.00%	1.56%
Supplemental data
Portfolio turnover rate	77%	152%	309%	221%	111%
Net assets, end of period (000s omitted)	$150,148	$165,441	$196,839	$265,018	$276,310

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Government Securities Fund | 15

Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Class C	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.56	$10.10	$11.49	$11.67	$11.31
Net investment income	0.22 [1]	0.16 [1]	0.06 [1]	0.03 [1]	0.09 [1]
Net realized and unrealized gains (losses) on investments	0.30	(0.54)	(1.40)	(0.17)	0.38
Total from investment operations	0.52	(0.38)	(1.34)	(0.14)	0.47
Distributions to shareholders from
Net investment income	(0.22)	(0.16)	(0.05)	(0.02)	(0.10)
Tax basis return of capital	0.00	0.00	0.00	(0.02)	(0.01)
Total distributions to shareholders	(0.22)	(0.16)	(0.05)	(0.04)	(0.11)
Net asset value, end of period	$9.86	$9.56	$10.10	$11.49	$11.67
Total return[2]	5.55%	(3.77)%	(11.71)%	(1.16)%	4.24%
Ratios to average net assets (annualized)
Gross expenses	1.65%	1.65%	1.63%	1.64%	1.66%
Net expenses	1.59%	1.60%	1.60%	1.60%	1.60%
Net investment income	2.27%	1.67%	0.52%	0.24%	0.81%
Supplemental data
Portfolio turnover rate	77%	152%	309%	221%	111%
Net assets, end of period (000s omitted)	$1,126	$1,584	$2,078	$3,042	$7,560

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
16 | Allspring Government Securities Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Administrator Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.56	$10.10	$11.48	$11.66	$11.31
Net investment income	0.31 [1]	0.26 [1]	0.16 [1]	0.14 [1]	0.20 [1]
Net realized and unrealized gains (losses) on investments	0.30	(0.55)	(1.39)	(0.16)	0.37
Total from investment operations	0.61	(0.29)	(1.23)	(0.02)	0.57
Distributions to shareholders from
Net investment income	(0.31)	(0.25)	(0.15)	(0.14)	(0.21)
Tax basis return of capital	0.00	0.00	0.00	(0.02)	(0.01)
Total distributions to shareholders	(0.31)	(0.25)	(0.15)	(0.16)	(0.22)
Net asset value, end of period	$9.86	$9.56	$10.10	$11.48	$11.66
Total return[2]	6.56%	(2.84)%	(10.78)%	(0.21)%	5.15%
Ratios to average net assets (annualized)
Gross expenses	0.85%	0.85%	0.83%	0.83%	0.85%
Net expenses	0.64%	0.64%	0.64%	0.64%	0.64%
Net investment income	3.22%	2.63%	1.49%	1.21%	1.75%
Supplemental data
Portfolio turnover rate	77%	152%	309%	221%	111%
Net assets, end of period (000s omitted)	$61,411	$71,787	$83,432	$111,639	$120,181

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Government Securities Fund | 17

Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Institutional Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.56	$10.10	$11.48	$11.66	$11.31
Net investment income	0.32 [1]	0.28 [1]	0.17	0.16 [1]	0.21 [1]
Net realized and unrealized gains (losses) on investments	0.31	(0.55)	(1.38)	(0.17)	0.38
Total from investment operations	0.63	(0.27)	(1.21)	(0.01)	0.59
Distributions to shareholders from
Net investment income	(0.33)	(0.27)	(0.17)	(0.15)	(0.23)
Tax basis return of capital	0.00	0.00	0.00	(0.02)	(0.01)
Total distributions to shareholders	(0.33)	(0.27)	(0.17)	(0.17)	(0.24)
Net asset value, end of period	$9.86	$9.56	$10.10	$11.48	$11.66
Total return[2]	6.73%	(2.69)%	(10.63)%	(0.05)%	5.31%
Ratios to average net assets (annualized)
Gross expenses	0.59%	0.58%	0.56%	0.56%	0.58%
Net expenses	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income	3.38%	2.83%	1.66%	1.36%	1.87%
Supplemental data
Portfolio turnover rate	77%	152%	309%	221%	111%
Net assets, end of period (000s omitted)	$256,937	$316,449	$255,952	$306,431	$329,083

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
18 | Allspring Government Securities Fund

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Government Securities Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are
Allspring Government Securities Fund | 19

Notes to financial statements
repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased.  If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of August 31, 2024, the aggregate cost of all investments for federal income tax purposes was $510,632,024 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$3,793,419
Gross unrealized losses	(35,421,543)
Net unrealized losses	$(31,628,124)
As of August 31, 2024, the Fund had capital loss carryforwards which consist of $32,854,479 in short-term capital losses and $25,383,908 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
20 | Allspring Government Securities Fund

Notes to financial statements
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$343,191,505	$0	$343,191,505
Asset-backed securities	0	2,969,454	0	2,969,454
Corporate bonds and notes	0	10,948,253	0	10,948,253
Non-agency mortgage-backed securities	0	21,929,661	0	21,929,661
U.S. Treasury securities	80,344,539	8,082,753	0	88,427,292
Short-term investments
Investment companies	11,800,977	0	0	11,800,977
	92,145,516	387,121,626	0	479,267,142
Futures contracts	29,038	0	0	29,038
Total assets	$92,174,554	$387,121,626	$0	$479,296,180
Liabilities
Futures contracts	$292,280	$0	$0	$292,280
Total liabilities	$292,280	$0	$0	$292,280
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At August 31, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.450%
Next $500 million	0.425
Next $2 billion	0.400
Next $2 billion	0.375
Next $5 billion	0.340
Over $10 billion	0.320
For the year ended August 31, 2024, the management fee was equivalent to an annual rate of 0.45% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As
Allspring Government Securities Fund | 21

Notes to financial statements
compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through December 31, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of August 31, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.84%
Class C	1.59
Administrator Class	0.64
Institutional Class	0.48
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended August 31, 2024, Allspring Funds Distributor received $1,459 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the year ended August 31, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class and are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended August 31, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the year ended August 31, 2024 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$367,194,783	$1,456,513	$411,044,272	$10,870,126
6.
DERIVATIVE TRANSACTIONS
During the year ended August 31, 2024, the Fund entered into futures contracts to manage duration and yield curve exposures. The Fund had an average notional amount of $143,357,959 in long futures contracts and $8,279,286 in short futures contracts during the year ended August 31, 2024.
22 | Allspring Government Securities Fund

Notes to financial statements
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $275,000,000 (prior to July 9, 2024: $350,000,000), revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended August 31, 2024, there were no borrowings by the Fund under the agreement.
8.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended August 31
	2024	2023
Ordinary income	$16,426,919	$13,945,085
As of August 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	Unrealized losses	Capital loss carryforward
$341,153	$(31,628,124)	$(58,238,387)
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring Government Securities Fund | 23

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Government Securities Fund (the Fund), one of the Funds constituting Allspring Funds Trust, including the portfolio of investments, as of August 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
October 24, 2024
24 | Allspring Government Securities Fund

Other information (unaudited)
Other information
Tax information
For the fiscal year ended August 31, 2024, $15,815,268 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
For the fiscal year ended August 31, 2024, 20% of the ordinary income distributed was derived from interest on U.S. government securities.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Government Securities Fund | 25

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

26 | Allspring Government Securities Fund

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 28-30, 2024 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Government Securities Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2024, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* The Board also received information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., under a transition services agreement and an update on the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Allspring Government Securities Fund | 27

Other information (unaudited)
Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program, fair valuation designee, and derivatives risk management program manager. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2023. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for all periods under review. The Board also noted that the investment performance of the Fund was lower than the investment performance of its benchmark index, the Bloomberg U.S. Aggregate ex Credit Index, for all periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than or equal to the median net operating expense ratios of the expense Groups for each share class.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than or in range of the sum of these average rates for the Fund’s expense Groups for each share class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.

28 | Allspring Government Securities Fund

Other information (unaudited)
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Allspring Government Securities Fund | 29

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR3004 08-24

Allspring High Yield Bond Fund
Long Form Financial Statements
Annual Report
August 31, 2024

Allspring High Yield Bond Fund | 1

Portfolio of investments—August 31, 2024
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Asset-backed securities: 0.10%
Frontier Issuer LLC Series 2024-1 Class C144A	11.16%	6-20-2054	$290,000	$298,328
Total asset-backed securities (Cost $290,000)				298,328

	Shares
Common stocks: 0.01%
Investment Companies: 0.01%
Resolute Topco, Inc.‡†	8,524	38,358
Total common stocks (Cost $127,860)		38,358

			Principal
Corporate bonds and notes: 78.12%
Basic materials: 0.36%
Chemicals: 0.36%
SCIH Salt Holdings, Inc.144A	6.63	5-1-2029	$1,065,000	1,019,179
Communications: 8.78%
Advertising: 1.33%
Clear Channel Outdoor Holdings, Inc.144A	7.50	6-1-2029	1,060,000	893,817
Clear Channel Outdoor Holdings, Inc.144A	9.00	9-15-2028	955,000	1,015,134
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	4.63	3-15-2030	820,000	768,806
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	7.38	2-15-2031	1,050,000	1,116,038
				3,793,795
Internet: 1.66%
Arches Buyer, Inc.144A	4.25	6-1-2028	825,000	753,872
Cablevision Lightpath LLC144A	3.88	9-15-2027	860,000	807,101
Cablevision Lightpath LLC144A	5.63	9-15-2028	800,000	725,305
Match Group Holdings II LLC144A	5.63	2-15-2029	2,425,000	2,419,234
				4,705,512
Media: 4.37%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	2,170,000	1,749,912
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.50	8-15-2030	3,000,000	2,675,420
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.00	2-1-2028	975,000	939,511
CSC Holdings LLC144A	3.38	2-15-2031	885,000	569,093
CSC Holdings LLC144A	5.50	4-15-2027	640,000	522,167
Directv Financing LLC/Directv Financing Co-Obligor, Inc.144A	5.88	8-15-2027	625,000	605,199
DISH Network Corp.144A	11.75	11-15-2027	900,000	915,089
Nexstar Media, Inc.144A	5.63	7-15-2027	905,000	884,372
Paramount Global (3 Month LIBOR+3.90%)±	6.25	2-28-2057	325,000	280,593
Scripps Escrow II, Inc.144A	5.38	1-15-2031	950,000	426,857
Sirius XM Radio, Inc.144A	4.13	7-1-2030	1,625,000	1,458,572
Townsquare Media, Inc.144A	6.88	2-1-2026	1,395,000	1,392,335
				12,419,120
The accompanying notes are an integral part of these financial statements.
2 | Allspring High Yield Bond Fund

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
Telecommunications: 1.42%
CommScope, Inc.144A	6.00%	3-1-2026	$2,015,000	$1,939,437
Level 3 Financing, Inc.144A	3.63	1-15-2029	390,000	242,775
Level 3 Financing, Inc.144A	3.88	10-15-2030	390,000	265,383
Level 3 Financing, Inc.144A	10.50	4-15-2029	1,130,000	1,211,326
Viasat, Inc.144A	5.63	9-15-2025	385,000	381,164
				4,040,085
Consumer, cyclical: 15.90%
Airlines: 1.08%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.75	4-20-2029	1,165,000	1,141,968
Hawaiian Airlines Pass-Through Certificates Series 2013-1 Class 1A	3.90	1-15-2026	175,050	170,533
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.144A	11.00	4-15-2029	1,733,250	1,764,102
				3,076,603
Apparel: 0.67%
Crocs, Inc.144A	4.13	8-15-2031	750,000	674,116
Crocs, Inc.144A	4.25	3-15-2029	1,300,000	1,227,298
				1,901,414
Auto manufacturers: 0.35%
Ford Motor Co.	4.75	1-15-2043	1,200,000	1,001,291
Auto parts & equipment: 1.17%
American Axle & Manufacturing, Inc.	5.00	10-1-2029	1,400,000	1,302,368
ZF North America Capital, Inc.144A	6.75	4-23-2030	1,130,000	1,161,588
ZF North America Capital, Inc.144A	6.88	4-23-2032	815,000	846,805
				3,310,761
Entertainment: 3.11%
CCM Merger, Inc.144A	6.38	5-1-2026	3,270,000	3,267,153
Churchill Downs, Inc.144A	6.75	5-1-2031	1,085,000	1,114,968
Cinemark USA, Inc.144A	5.25	7-15-2028	805,000	790,770
Cinemark USA, Inc.144A	7.00	8-1-2032	1,645,000	1,707,454
Live Nation Entertainment, Inc.144A	3.75	1-15-2028	575,000	544,779
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc.144A	6.63	5-1-2032	1,390,000	1,430,696
				8,855,820
Home builders: 0.64%
LGI Homes, Inc.144A	8.75	12-15-2028	940,000	1,001,523
Taylor Morrison Communities, Inc.144A	5.13	8-1-2030	365,000	360,706
Tri Pointe Homes, Inc.	5.70	6-15-2028	450,000	452,700
				1,814,929
Leisure time: 2.67%
Carnival Holdings Bermuda Ltd.144A	10.38	5-1-2028	1,885,000	2,039,323
NCL Corp. Ltd.144A	5.88	2-15-2027	700,000	701,566
NCL Corp. Ltd.144A	7.75	2-15-2029	830,000	885,781
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Bond Fund | 3

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
Leisure time(continued)
NCL Corp. Ltd.144A	8.13%	1-15-2029	$335,000	$358,314
Sabre Global, Inc.144A	11.25	12-15-2027	2,165,000	2,192,892
Viking Cruises Ltd.144A	7.00	2-15-2029	1,405,000	1,423,261
				7,601,137
Retail: 6.21%
Bath & Body Works, Inc.144A	6.63	10-1-2030	825,000	835,307
Dave & Buster’s, Inc.144A	7.63	11-1-2025	535,000	537,436
FirstCash, Inc.144A	4.63	9-1-2028	625,000	598,774
FirstCash, Inc.144A	6.88	3-1-2032	1,385,000	1,422,829
Gap, Inc.144A	3.88	10-1-2031	1,380,000	1,192,149
Group 1 Automotive, Inc.144A	6.38	1-15-2030	665,000	676,513
Kohl’s Corp.	4.63	5-1-2031	1,475,000	1,218,614
Lithia Motors, Inc.144A	4.38	1-15-2031	1,235,000	1,137,560
Macy’s Retail Holdings LLC144A	5.88	4-1-2029	885,000	866,788
Macy’s Retail Holdings LLC144A	6.13	3-15-2032	1,530,000	1,463,511
Michaels Cos., Inc.144A	7.88	5-1-2029	1,270,000	743,483
NMG Holding Co., Inc./Neiman Marcus Group LLC144A	7.13	4-1-2026	820,000	825,956
PetSmart, Inc./PetSmart Finance Corp.144A	7.75	2-15-2029	1,510,000	1,486,783
Raising Cane’s Restaurants LLC144A	9.38	5-1-2029	1,040,000	1,122,502
Sally Holdings LLC/Sally Capital, Inc.	6.75	3-1-2032	1,185,000	1,208,785
Sonic Automotive, Inc.144A	4.88	11-15-2031	960,000	879,114
Victra Holdings LLC/Victra Finance Corp.144A	7.75	2-15-2026	725,000	728,140
Walgreens Boots Alliance, Inc.	8.13	8-15-2029	720,000	721,242
				17,665,486
Consumer, non-cyclical: 11.13%
Commercial services: 4.24%
Allied Universal Holdco LLC144A	7.88	2-15-2031	875,000	888,373
Allied Universal Holdco LLC/Allied Universal Finance Corp.144A	6.00	6-1-2029	1,115,000	992,440
Block, Inc.144A	6.50	5-15-2032	730,000	757,020
CoreCivic, Inc.	8.25	4-15-2029	2,480,000	2,616,194
GEO Group, Inc.	8.63	4-15-2029	1,730,000	1,794,655
GEO Group, Inc.	10.25	4-15-2031	1,670,000	1,764,325
Prime Security Services Borrower LLC/Prime Finance, Inc.144A	6.25	1-15-2028	1,100,000	1,095,795
Sotheby’s/Bidfair Holdings, Inc.144A	5.88	6-1-2029	1,205,000	1,038,306
Upbound Group, Inc.144A	6.38	2-15-2029	1,140,000	1,112,004
				12,059,112
Food: 0.83%
B&G Foods, Inc.144A	8.00	9-15-2028	2,260,000	2,349,579
Healthcare-services: 4.98%
CHS/Community Health Systems, Inc.144A	5.25	5-15-2030	1,055,000	945,949
CHS/Community Health Systems, Inc.144A	5.63	3-15-2027	1,000,000	967,747
CHS/Community Health Systems, Inc.144A	10.88	1-15-2032	955,000	1,033,808
Concentra Escrow Issuer Corp.144A	6.88	7-15-2032	1,115,000	1,166,393
DaVita, Inc.144A	6.88	9-1-2032	625,000	639,411
The accompanying notes are an integral part of these financial statements.
4 | Allspring High Yield Bond Fund

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
Healthcare-services(continued)
IQVIA, Inc.144A	6.50%	5-15-2030	$1,260,000	$1,307,220
ModivCare Escrow Issuer, Inc.144A	5.00	10-1-2029	1,300,000	930,111
MPH Acquisition Holdings LLC144A	5.50	9-1-2028	610,000	449,617
MPH Acquisition Holdings LLC144A	5.75	11-1-2028	1,480,000	656,640
Pediatrix Medical Group, Inc.144A	5.38	2-15-2030	1,690,000	1,616,109
Star Parent, Inc.144A	9.00	10-1-2030	1,170,000	1,249,007
Surgery Center Holdings, Inc.144A	7.25	4-15-2032	590,000	619,688
Tenet Healthcare Corp.	6.75	5-15-2031	2,485,000	2,576,252
				14,157,952
Pharmaceuticals: 1.08%
AdaptHealth LLC144A	5.13	3-1-2030	1,630,000	1,490,347
Endo Finance Holdings, Inc.144A	8.50	4-15-2031	1,505,000	1,597,980
				3,088,327
Energy: 13.64%
Energy-alternate sources: 0.62%
Enviva Partners LP/Enviva Partners Finance Corp.144A†	6.50	1-15-2026	3,940,000	1,083,500
TerraForm Power Operating LLC144A	5.00	1-31-2028	700,000	686,748
				1,770,248
Oil & gas: 3.12%
California Resources Corp.144A	8.25	6-15-2029	1,155,000	1,191,298
Encino Acquisition Partners Holdings LLC144A	8.50	5-1-2028	1,415,000	1,458,629
Encino Acquisition Partners Holdings LLC144A	8.75	5-1-2031	955,000	1,014,444
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.00	2-1-2031	675,000	666,442
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.25	4-15-2032	350,000	348,807
Hilcorp Energy I LP/Hilcorp Finance Co.144A	8.38	11-1-2033	600,000	657,111
Kraken Oil & Gas Partners LLC144A	7.63	8-15-2029	390,000	401,948
Nabors Industries Ltd.144A	7.50	1-15-2028	1,185,000	1,166,469
Nabors Industries, Inc.144A	9.13	1-31-2030	1,565,000	1,677,040
Talos Production, Inc.144A	9.00	2-1-2029	270,000	286,829
				8,869,017
Oil & gas services: 1.96%
Archrock Partners LP/Archrock Partners Finance Corp.144A	6.63	9-1-2032	700,000	708,731
Bristow Group, Inc.144A	6.88	3-1-2028	2,920,000	2,923,107
Oceaneering International, Inc.	6.00	2-1-2028	1,910,000	1,934,939
				5,566,777
Pipelines: 7.94%
Antero Midstream Partners LP/Antero Midstream Finance Corp.144A	6.63	2-1-2032	1,815,000	1,870,210
Buckeye Partners LP144A	6.88	7-1-2029	1,385,000	1,416,453
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	5.50	6-15-2031	2,075,000	2,034,207
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	7.50	12-15-2033	1,480,000	1,599,060
Energy Transfer LP (5 Year Treasury Constant Maturity+4.02%)±	8.00	5-15-2054	250,000	265,988
Energy Transfer LP Series H (5 Year Treasury Constant Maturity+5.69%)ʊ±	6.50	11-15-2026	445,000	441,495
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Bond Fund | 5

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
Pipelines(continued)
Harvest Midstream I LP144A	7.50%	9-1-2028	$1,545,000	$1,581,159
Harvest Midstream I LP144A	7.50	5-15-2032	775,000	814,723
Hess Midstream Operations LP144A	5.50	10-15-2030	530,000	525,074
Hess Midstream Operations LP144A	6.50	6-1-2029	240,000	247,631
Kinetik Holdings LP144A	5.88	6-15-2030	1,615,000	1,620,187
Prairie Acquiror LP144A	9.00	8-1-2029	1,155,000	1,208,061
Rockies Express Pipeline LLC144A	6.88	4-15-2040	1,880,000	1,822,271
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	1,865,000	1,778,564
Venture Global Calcasieu Pass LLC144A	6.25	1-15-2030	2,050,000	2,131,414
Venture Global LNG, Inc.144A	8.38	6-1-2031	2,015,000	2,138,928
Venture Global LNG, Inc.144A	9.88	2-1-2032	975,000	1,083,225
				22,578,650
Financial: 11.21%
Banks: 0.72%
Bank of America Corp. Series RR (5 Year Treasury Constant Maturity+2.76%)ʊ±	4.38	1-27-2027	835,000	804,722
Citigroup, Inc. Series X (5 Year Treasury Constant Maturity+3.42%)ʊ±	3.88	2-18-2026	1,295,000	1,244,391
				2,049,113
Diversified financial services: 5.20%
Aircastle Ltd. Series A (5 Year Treasury Constant Maturity+4.41%)144Aʊ±	5.25	6-15-2026	1,810,000	1,778,331
Encore Capital Group, Inc.144A	9.25	4-1-2029	925,000	984,663
Jane Street Group/JSG Finance, Inc.144A	7.13	4-30-2031	800,000	840,192
Jefferies Finance LLC/JFIN Co-Issuer Corp.144A	5.00	8-15-2028	805,000	764,966
Jefferson Capital Holdings LLC144A	9.50	2-15-2029	670,000	713,124
Nationstar Mortgage Holdings, Inc.144A	6.50	8-1-2029	1,215,000	1,224,730
Nationstar Mortgage Holdings, Inc.144A	7.13	2-1-2032	1,050,000	1,087,615
Navient Corp.	5.00	3-15-2027	825,000	809,005
Navient Corp.	11.50	3-15-2031	525,000	589,289
OneMain Finance Corp.	9.00	1-15-2029	965,000	1,025,298
Oppenheimer Holdings, Inc.	5.50	10-1-2025	825,000	815,727
PRA Group, Inc.144A	5.00	10-1-2029	2,730,000	2,462,406
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.144A	4.00	10-15-2033	765,000	674,203
United Wholesale Mortgage LLC144A	5.50	4-15-2029	1,040,000	1,014,268
				14,783,817
Insurance: 1.81%
AmWINS Group, Inc.144A	4.88	6-30-2029	525,000	500,465
AmWINS Group, Inc.144A	6.38	2-15-2029	735,000	753,612
AssuredPartners, Inc.144A	5.63	1-15-2029	965,000	922,216
BroadStreet Partners, Inc.144A	5.88	4-15-2029	815,000	775,668
HUB International Ltd.144A	5.63	12-1-2029	585,000	571,078
HUB International Ltd.144A	7.25	6-15-2030	205,000	214,071
HUB International Ltd.144A	7.38	1-31-2032	1,370,000	1,420,330
				5,157,440
The accompanying notes are an integral part of these financial statements.
6 | Allspring High Yield Bond Fund

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
Investment Companies: 0.10%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	5.25%	5-15-2027	$295,000	$285,087
REITS: 3.38%
Brandywine Operating Partnership LP	8.88	4-12-2029	1,200,000	1,304,096
Iron Mountain, Inc.144A	4.50	2-15-2031	3,385,000	3,177,610
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	7.00	7-15-2031	1,385,000	1,440,020
Service Properties Trust	8.38	6-15-2029	1,895,000	1,876,907
Service Properties Trust144A	8.63	11-15-2031	1,700,000	1,818,538
				9,617,171
Industrial: 8.24%
Aerospace/defense: 0.69%
Spirit AeroSystems, Inc.144A	9.75	11-15-2030	765,000	856,144
TransDigm, Inc.144A	6.63	3-1-2032	1,075,000	1,117,968
				1,974,112
Building materials: 1.65%
Camelot Return Merger Sub, Inc.144A	8.75	8-1-2028	2,640,000	2,619,527
CP Atlas Buyer, Inc.144A	7.00	12-1-2028	525,000	452,054
Emerald Debt Merger Sub LLC144A	6.63	12-15-2030	1,580,000	1,617,974
				4,689,555
Electrical components & equipment: 0.24%
WESCO Distribution, Inc.144A	6.63	3-15-2032	660,000	679,928
Electronics: 0.07%
Sensata Technologies, Inc.144A	6.63	7-15-2032	200,000	206,944
Hand/machine tools: 1.61%
Werner FinCo LP/Werner FinCo, Inc.144A	11.50	6-15-2028	1,690,000	1,861,646
Werner FinCo LP/Werner FinCo, Inc. (PIK at 5.75%)144A¥	14.50	10-15-2028	2,699,958	2,720,208
				4,581,854
Machinery-diversified: 0.45%
Chart Industries, Inc.144A	7.50	1-1-2030	670,000	703,996
Chart Industries, Inc.144A	9.50	1-1-2031	525,000	570,211
				1,274,207
Packaging & containers: 2.03%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	6.00	6-15-2027	1,050,000	1,046,926
Clydesdale Acquisition Holdings, Inc.144A	6.88	1-15-2030	385,000	386,419
Clydesdale Acquisition Holdings, Inc.144A	8.75	4-15-2030	1,295,000	1,292,101
Mauser Packaging Solutions Holding Co.144A	7.88	4-15-2027	490,000	506,626
Owens-Brockway Glass Container, Inc.144A	7.25	5-15-2031	1,100,000	1,113,061
Owens-Brockway Glass Container, Inc.144A	7.38	6-1-2032	710,000	713,209
Sealed Air Corp./Sealed Air Corp. U.S.144A	7.25	2-15-2031	675,000	709,352
				5,767,694
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Bond Fund | 7

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
Transportation: 0.29%
Genesee & Wyoming, Inc.144A	6.25%	4-15-2032	$825,000	$843,207
Trucking & leasing: 1.21%
AerCap Global Aviation Trust (U.S. SOFR 3 Month+4.56%)144A±	6.50	6-15-2045	650,000	647,965
Fortress Transportation & Infrastructure Investors LLC144A	5.50	5-1-2028	900,000	894,117
Fortress Transportation & Infrastructure Investors LLC144A	7.00	5-1-2031	1,305,000	1,366,913
Fortress Transportation & Infrastructure Investors LLC144A	7.00	6-15-2032	500,000	523,096
				3,432,091
Technology: 4.38%
Computers: 1.15%
Insight Enterprises, Inc.144A	6.63	5-15-2032	1,130,000	1,169,673
McAfee Corp.144A	7.38	2-15-2030	670,000	642,696
Seagate HDD Cayman	8.50	7-15-2031	1,340,000	1,457,217
				3,269,586
Office/business equipment: 0.39%
Zebra Technologies Corp.144A	6.50	6-1-2032	1,060,000	1,095,183
Software: 2.84%
AthenaHealth Group, Inc.144A	6.50	2-15-2030	1,745,000	1,669,474
Cloud Software Group, Inc.144A	6.50	3-31-2029	1,480,000	1,458,901
Cloud Software Group, Inc.144A	8.25	6-30-2032	1,065,000	1,115,090
Cloud Software Group, Inc.144A	9.00	9-30-2029	1,935,000	1,947,504
Rocket Software, Inc.144A	9.00	11-28-2028	1,100,000	1,141,171
SS&C Technologies, Inc.144A	6.50	6-1-2032	725,000	748,344
				8,080,484
Utilities: 4.48%
Electric: 4.48%
Edison International (5 Year Treasury Constant Maturity+3.86%)±	8.13	6-15-2053	1,100,000	1,154,959
EUSHI Finance, Inc. (5 Year Treasury Constant Maturity+3.14%)144A±	7.63	12-15-2054	930,000	963,856
NextEra Energy Operating Partners LP144A	7.25	1-15-2029	1,260,000	1,319,181
Pattern Energy Operations LP/Pattern Energy Operations, Inc.144A	4.50	8-15-2028	2,445,000	2,351,206
PG&E Corp.	5.25	7-1-2030	2,650,000	2,594,571
Sempra (5 Year Treasury Constant Maturity+2.87%)±	4.13	4-1-2052	1,475,000	1,372,167
Vistra Corp. (5 Year Treasury Constant Maturity+5.74%)144Aʊ±	7.00	12-15-2026	1,160,000	1,172,431
Vistra Corp. Series C (5 Year Treasury Constant Maturity+5.05%)144Aʊ±	8.88	1-15-2029	695,000	737,798
Vistra Operations Co. LLC144A	7.75	10-15-2031	1,005,000	1,069,340
				12,735,509
Total corporate bonds and notes (Cost $220,240,249)				222,167,776
The accompanying notes are an integral part of these financial statements.
8 | Allspring High Yield Bond Fund

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
Loans: 5.92%
Communications: 0.23%
Media: 0.23%
CSC Holdings LLC (U.S. SOFR 1 Month+4.50%)±	9.84%	1-18-2028	$290,000	$276,225
Hubbard Radio LLC (U.S. SOFR 1 Month+4.50%)±	9.75	9-30-2027	467,230	371,728
				647,953
Consumer, cyclical: 1.60%
Airlines: 0.16%
SkyMiles IP Ltd. (U.S. SOFR 3 Month+3.75%)±	9.03	10-20-2027	455,887	465,402
Auto parts & equipment: 0.32%
First Brands Group LLC (U.S. SOFR 3 Month+5.00%)±	10.25	3-30-2027	911,565	899,313
Housewares: 0.19%
American Greetings Corp. (U.S. SOFR 1 Month+5.75%)±	11.00	10-30-2029	536,625	539,410
Leisure time: 0.10%
Carnival Corp. (U.S. SOFR 1 Month+2.75%)±	8.00	8-8-2027	296,559	297,487
Retail: 0.83%
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+3.25%)±	8.85	3-3-2028	1,110,000	1,023,842
PetSmart, Inc. (U.S. SOFR 1 Month+3.75%)±	9.10	2-11-2028	1,336,555	1,326,531
				2,350,373
Consumer, non-cyclical: 0.92%
Commercial services: 0.18%
GEO Group, Inc. (U.S. SOFR 1 Month+5.25%)±	10.50	4-13-2029	497,403	502,894
Healthcare-services: 0.74%
LifePoint Health, Inc. (U.S. SOFR 1 Month+4.00%)±	9.34	5-17-2031	215,000	215,404
LifePoint Health, Inc. (U.S. SOFR 3 Month+4.75%)±	10.05	11-16-2028	220,000	220,634
ModivCare, Inc. (U.S. SOFR 3 Month+4.75%)‡±	10.08	7-1-2031	1,710,000	1,665,113
				2,101,151
Energy: 1.51%
Energy-alternate sources: 0.37%
Enviva Partners LP/Enviva Partners Finance Corp. (U.S. SOFR 3 Month+8.00%)±	13.28	12-13-2024	278,985	283,170
Enviva Partners LP/Enviva Partners Finance Corp. (U.S. SOFR 3 Month+8.00%)‡±	13.30	12-13-2024	418,478	460,326
Enviva Partners LP/Enviva Partners Finance Corp. (U.S. SOFR 3 Month+8.00%)‡±	13.35	12-13-2024	278,985	306,884
				1,050,380
Pipelines: 1.14%
GIP III Stetson I LP (U.S. SOFR 1 Month+3.50%)±	8.75	10-31-2028	2,806,053	2,811,328
Prairie ECI Acquiror LP (U.S. SOFR 1 Month+4.75%)±	10.00	8-1-2029	448,875	448,503
				3,259,831
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Bond Fund | 9

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
Financial: 1.20%
Diversified financial services: 0.22%
Resolute Investment Managers, Inc. (U.S. SOFR 3 Month+6.50%)‡±	12.10%	4-30-2027	$686,366	$633,173
Insurance: 0.98%
Asurion LLC (U.S. SOFR 1 Month+3.25%)±	8.61	12-23-2026	1,878,635	1,869,354
Asurion LLC (U.S. SOFR 1 Month+5.25%)±	10.61	1-31-2028	349,173	325,622
Truist Insurance Holdings LLC (U.S. SOFR 3 Month+4.75%)±	10.08	5-6-2032	570,000	578,447
				2,773,423
Industrial: 0.35%
Building materials: 0.35%
CP Atlas Buyer, Inc. (U.S. SOFR 1 Month+3.75%)±	9.10	11-23-2027	1,048,207	1,009,339
Technology: 0.11%
Software: 0.11%
Rocket Software, Inc. (U.S. SOFR 1 Month+4.75%)±	10.00	11-28-2028	304,234	303,981
Total loans (Cost $16,737,478)				16,834,110
Yankee corporate bonds and notes: 12.59%
Basic materials: 0.31%
Chemicals: 0.31%
Braskem Netherlands Finance BV144A	4.50	1-31-2030	1,015,000	891,646
Communications: 0.74%
Telecommunications: 0.74%
Altice France SA144A	8.13	2-1-2027	675,000	542,906
Connect Finco SARL/Connect U.S. Finco LLC144A	6.75	10-1-2026	475,000	471,140
Zegona Finance PLC144A	8.63	7-15-2029	1,050,000	1,090,688
				2,104,734
Consumer, cyclical: 3.26%
Airlines: 1.59%
Air Canada Pass-Through Trust Series 2020-1 Class C144A	10.50	7-15-2026	2,475,000	2,648,250
Latam Airlines Group SA144A	13.38	10-15-2027	895,000	987,217
VistaJet Malta Finance PLC/Vista Management Holding, Inc.144A	9.50	6-1-2028	955,000	893,097
				4,528,564
Auto manufacturers: 0.32%
Aston Martin Capital Holdings Ltd.144A	10.00	3-31-2029	895,000	913,201
Entertainment: 0.44%
Banijay Entertainment SASU144A	8.13	5-1-2029	1,200,000	1,243,117
Leisure time: 0.91%
Carnival Corp.144A	6.00	5-1-2029	1,925,000	1,933,607
Royal Caribbean Cruises Ltd.144A	6.00	2-1-2033	635,000	650,486
				2,584,093
The accompanying notes are an integral part of these financial statements.
10 | Allspring High Yield Bond Fund

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
Consumer, non-cyclical: 0.40%
Pharmaceuticals: 0.40%
Teva Pharmaceutical Finance Netherlands III BV	8.13%	9-15-2031	$1,000,000	$1,144,398
Energy: 2.53%
Oil & gas: 1.10%
Baytex Energy Corp.144A	8.50	4-30-2030	880,000	937,717
Borr IHC Ltd./Borr Finance LLC144A	10.00	11-15-2028	1,343,963	1,407,665
Saturn Oil & Gas, Inc.144A	9.63	6-15-2029	745,000	774,572
				3,119,954
Pipelines: 1.43%
Enbridge, Inc. (5 Year Treasury Constant Maturity+4.42%)±	7.63	1-15-2083	1,300,000	1,359,597
Northriver Midstream Finance LP144A	6.75	7-15-2032	1,660,000	1,713,947
South Bow Canadian Infrastructure Holdings Ltd. (5 Year Treasury Constant Maturity+3.95%)144A±	7.63	3-1-2055	965,000	985,265
				4,058,809
Financial: 2.93%
Banks: 1.88%
Banco del Estado de Chile (5 Year Treasury Constant Maturity+3.23%)144Aʊ±	7.95	5-2-2029	735,000	777,383
Bancolombia SA (5 Year Treasury Constant Maturity+4.32%)±	8.63	12-24-2034	485,000	508,873
BNP Paribas SA (5 Year Treasury Constant Maturity+3.73%)144Aʊ±	8.00	8-22-2031	525,000	552,215
HSBC Holdings PLC (USD ICE Swap Rate 11:00am NY 5 Year+3.75%)ʊ±	6.00	5-22-2027	760,000	758,104
Intesa Sanpaolo SpA (5 Year USD Swap Rate+5.46%)144Aʊ±	7.70	9-17-2025	1,130,000	1,128,485
UBS Group AG (5 Year Treasury Constant Maturity+3.40%)144Aʊ±	4.88	2-12-2027	1,255,000	1,196,732
UBS Group AG (USD SOFR ICE Swap Rate 11:00am NY 5 Year+4.16%)144Aʊ±	7.75	4-12-2031	400,000	421,025
				5,342,817
Diversified financial services: 1.05%
AerCap Holdings NV (5 Year Treasury Constant Maturity+4.54%)±	5.88	10-10-2079	720,000	719,040
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (5 Year Treasury Constant Maturity+2.72%)±	6.95	3-10-2055	695,000	716,984
Castlelake Aviation Finance DAC144A	5.00	4-15-2027	1,220,000	1,190,716
Macquarie Airfinance Holdings Ltd.144A	6.50	3-26-2031	345,000	363,752
				2,990,492
Industrial: 1.48%
Aerospace/defense: 0.37%
Bombardier, Inc.144A	8.75	11-15-2030	975,000	1,063,242
Electronics: 0.37%
Sensata Technologies BV144A	5.88	9-1-2030	1,060,000	1,058,759
Machinery-diversified: 0.27%
TK Elevator Holdco GmbH144A	7.63	7-15-2028	750,000	751,101
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Bond Fund | 11

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
Packaging & containers: 0.47%
Trivium Packaging Finance BV144A	8.50%	8-15-2027	$1,335,000	$1,333,277
Utilities: 0.94%
Electric: 0.94%
Algonquin Power & Utilities Corp. (5 Year Treasury Constant Maturity+3.25%)±	4.75	1-18-2082	1,265,000	1,174,681
Emera, Inc. Series 16-A (3 Month LIBOR+5.44%)±	6.75	6-15-2076	1,495,000	1,499,904
				2,674,585
Total yankee corporate bonds and notes (Cost $34,821,413)				35,802,789

		Yield	Shares
Short-term investments: 1.78%
Investment companies: 1.78%
Allspring Government Money Market Fund Select Class♠∞##		5.23	5,058,539	5,058,539
Total short-term investments (Cost $5,058,539)				5,058,539
Total investments in securities (Cost $277,275,539)	98.52%			280,199,900
Other assets and liabilities, net	1.48			4,201,128
Total net assets	100.00%			$284,401,028

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
‡	Security is valued using significant unobservable inputs.
†	Non-income-earning security
±	Variable rate investment. The rate shown is the rate in effect at period end.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
¥
A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both.
The rate shown is the rate in effect at period end.

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for unfunded loans.

Abbreviations:
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$2,217,123	$116,306,654	$(113,465,238)	$0	$0	$5,058,539	5,058,539	$350,126
The accompanying notes are an integral part of these financial statements.
12 | Allspring High Yield Bond Fund

Statement of assets and liabilities—August 31, 2024
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $272,217,000)	$275,141,361
Investments in affiliated securities, at value (cost $5,058,539)	5,058,539
Cash	44
Receivable for interest	4,958,332
Receivable for investments sold	401,328
Receivable for Fund shares sold	38,665
Unrealized gains on unfunded loan commitments	6,277
Prepaid expenses and other assets	115,255
Total assets	285,719,801
Liabilities
Payable for investments purchased	495,589
Payable for Fund shares redeemed	346,576
Dividends payable	194,914
Management fee payable	104,844
Shareholder servicing fee payable	41,559
Administration fees payable	31,442
Trustees’ fees and expenses payable	1,808
Distribution fee payable	944
Accrued expenses and other liabilities	101,097
Total liabilities	1,318,773
Commitments and contingent liabilities (see Note 6)
Total net assets	$284,401,028
Net assets consist of
Paid-in capital	$362,746,257
Total distributable loss	(78,345,229)
Total net assets	$284,401,028
Computation of net asset value and offering price per share
Net assets–Class A	$171,590,072
Shares outstanding–Class A1	56,434,872
Net asset value per share–Class A	$3.04
Maximum offering price per share – Class A2	$3.18
Net assets–Class C	$1,485,430
Shares outstanding–Class C1	486,905
Net asset value per share–Class C	$3.05
Net assets–Administrator Class	$12,749,401
Shares outstanding–Administrator Class[1]	4,187,856
Net asset value per share–Administrator Class	$3.04
Net assets–Institutional Class	$98,576,125
Shares outstanding–Institutional Class[1]	32,377,268
Net asset value per share–Institutional Class	$3.04
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Bond Fund | 13

Statement of operations—year ended August 31, 2024
Statement of operations
Investment income
Interest (net of foreign withholding taxes of $673)	$21,263,462
Income from affiliated securities	350,126
Total investment income	21,613,588
Expenses
Management fee	1,574,183
Administration fees
Class A	257,890
Class C	2,622
Administrator Class	12,860
Institutional Class	79,744
Shareholder servicing fees
Class A	429,396
Class C	4,365
Administrator Class	32,094
Distribution fee
Class C	13,098
Custody and accounting fees	13,296
Professional fees	84,583
Registration fees	32,734
Shareholder report expenses	37,593
Trustees’ fees and expenses	20,076
Other fees and expenses	10,878
Total expenses	2,605,412
Less: Fee waivers and/or expense reimbursements
Fund-level	(291,854)
Class A	(4,143)
Administrator Class	(9,663)
Institutional Class	(73,632)
Net expenses	2,226,120
Net investment income	19,387,468
Realized and unrealized gains (losses) on investments
Net realized losses on investments	(9,430,821)
Net change in unrealized gains (losses) on
Unaffiliated securities	19,444,144
Unfunded loan commitments	6,277
Net change in unrealized gains (losses) on investments	19,450,421
Net realized and unrealized gains (losses) on investments	10,019,600
Net increase in net assets resulting from operations	$29,407,068
The accompanying notes are an integral part of these financial statements.
14 | Allspring High Yield Bond Fund

Statement of changes in net assets
Statement of changes in net assets
	Year ended August 31, 2024		Year ended August 31, 2023
Operations
Net investment income		$19,387,468		$18,864,484
Net realized losses on investments		(9,430,821)		(16,719,564)
Net change in unrealized gains (losses) on investments		19,450,421		19,539,865
Net increase in net assets resulting from operations		29,407,068		21,684,785
Distributions to shareholders from
Net investment income and net realized gains
Class A		(11,650,305)		(11,129,654)
Class C		(105,269)		(104,729)
Administrator Class		(886,859)		(859,200)
Institutional Class		(7,140,679)		(7,102,278)
Total distributions to shareholders		(19,783,112)		(19,195,861)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	3,173,483	9,454,603	2,078,328	6,040,894
Class C	391,809	1,160,720	48,015	140,508
Administrator Class	225,053	675,104	717,656	2,101,807
Institutional Class	5,979,369	17,748,849	14,027,526	40,177,740
		29,039,276		48,460,949
Reinvestment of distributions
Class A	3,601,280	10,674,335	3,496,017	10,174,721
Class C	35,446	105,269	35,917	104,718
Administrator Class	278,419	826,033	275,686	803,194
Institutional Class	2,380,329	7,065,493	2,400,931	6,995,628
		18,671,130		18,078,261
Payment for shares redeemed
Class A	(10,138,918)	(30,032,426)	(9,707,582)	(28,202,430)
Class C	(531,921)	(1,585,257)	(307,246)	(895,417)
Administrator Class	(1,131,140)	(3,346,930)	(985,757)	(2,872,253)
Institutional Class	(10,071,411)	(29,832,243)	(16,213,778)	(47,131,304)
		(64,796,856)		(79,101,404)
Net decrease in net assets resulting from capital share transactions		(17,086,450)		(12,562,194)
Total decrease in net assets		(7,462,494)		(10,073,270)
Net assets
Beginning of period		291,863,522		301,936,792
End of period		$284,401,028		$291,863,522
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Bond Fund | 15

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Class A	2024	2023	2022	2021	2020
Net asset value, beginning of period	$2.94	$2.92	$3.45	$3.33	$3.29
Net investment income	0.20 [1]	0.18 [1]	0.13	0.11	0.13
Payment from affiliate	0.00	0.00	0.00	0.00	0.00 [2]
Net realized and unrealized gains (losses) on investments	0.10	0.02	(0.53)	0.12	0.04
Total from investment operations	0.30	0.20	(0.40)	0.23	0.17
Distributions to shareholders from
Net investment income	(0.20)	(0.18)	(0.13)	(0.11)	(0.13)
Net asset value, end of period	$3.04	$2.94	$2.92	$3.45	$3.33
Total return[3]	10.66%	7.17%	(11.76)%	7.07%	5.31%[4]
Ratios to average net assets (annualized)
Gross expenses	1.02%	1.03%	1.01%	1.01%	1.04%
Net expenses	0.92%	0.93%	0.92%	0.92%	0.93%
Net investment income	6.67%	6.13%	4.08%	3.29%	4.01%
Supplemental data
Portfolio turnover rate	65%	53%	138%	49%	34%
Net assets, end of period (000s omitted)	$171,590	$175,674	$186,532	$238,817	$251,410

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
[4]	During the year ended August 31, 2020, the Fund received a payment from an affiliate that had an impact of less than 0.005% on total return.
The accompanying notes are an integral part of these financial statements.
16 | Allspring High Yield Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Class C	2024	2023	2022	2021	2020
Net asset value, beginning of period	$2.95	$2.93	$3.46	$3.34	$3.29
Net investment income	0.18 [1]	0.16 [1]	0.11 [1]	0.09 [1]	0.11 [1]
Payment from affiliate	0.00	0.00	0.00	0.00	0.01
Net realized and unrealized gains (losses) on investments	0.10	0.02	(0.53)	0.12	0.03
Total from investment operations	0.28	0.18	(0.42)	0.21	0.15
Distributions to shareholders from
Net investment income	(0.18)	(0.16)	(0.11)	(0.09)	(0.10)
Net asset value, end of period	$3.05	$2.95	$2.93	$3.46	$3.34
Total return[2]	9.83%	6.37%	(12.39)%	6.25%	4.83%[3]
Ratios to average net assets (annualized)
Gross expenses	1.77%	1.78%	1.76%	1.76%	1.79%
Net expenses	1.67%	1.68%	1.68%	1.68%	1.68%
Net investment income	5.92%	5.35%	3.26%	2.57%	3.25%
Supplemental data
Portfolio turnover rate	65%	53%	138%	49%	34%
Net assets, end of period (000s omitted)	$1,485	$1,743	$2,384	$4,123	$8,265

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
[3]	During the year ended August 31, 2020, the Fund received a payment from an affiliate that had a 0.31% impact on the total return.
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Bond Fund | 17

Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Administrator Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$2.94	$2.92	$3.46	$3.34	$3.29
Net investment income	0.20 [1]	0.18 [1]	0.14	0.12 [1]	0.13
Net realized and unrealized gains (losses) on investments	0.11	0.03	(0.54)	0.12	0.05
Total from investment operations	0.31	0.21	(0.40)	0.24	0.18
Distributions to shareholders from
Net investment income	(0.21)	(0.19)	(0.14)	(0.12)	(0.13)
Net asset value, end of period	$3.04	$2.94	$2.92	$3.46	$3.34
Total return[2]	10.79%	7.30%	(11.91)%	7.20%	5.76%
Ratios to average net assets (annualized)
Gross expenses	0.97%	0.97%	0.95%	0.95%	0.99%
Net expenses	0.80%	0.80%	0.80%	0.79%	0.79%
Net investment income	6.79%	6.26%	4.20%	3.42%	4.14%
Supplemental data
Portfolio turnover rate	65%	53%	138%	49%	34%
Net assets, end of period (000s omitted)	$12,749	$14,165	$14,045	$18,317	$21,185

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
18 | Allspring High Yield Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Institutional Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$2.94	$2.92	$3.46	$3.34	$3.29
Net investment income	0.21 [1]	0.19 [1]	0.14	0.12	0.14
Net realized and unrealized gains (losses) on investments	0.10	0.02	(0.54)	0.13	0.05
Total from investment operations	0.31	0.21	(0.40)	0.25	0.19
Distributions to shareholders from
Net investment income	(0.21)	(0.19)	(0.14)	(0.13)	(0.14)
Net asset value, end of period	$3.04	$2.94	$2.92	$3.46	$3.34
Total return[2]	11.09%	7.59%	(11.68)%	7.48%	6.04%
Ratios to average net assets (annualized)
Gross expenses	0.70%	0.70%	0.68%	0.69%	0.71%
Net expenses	0.53%	0.53%	0.53%	0.53%	0.53%
Net investment income	7.06%	6.53%	4.50%	3.66%	4.39%
Supplemental data
Portfolio turnover rate	65%	53%	138%	49%	34%
Net assets, end of period (000s omitted)	$98,576	$100,281	$98,975	$120,658	$73,568

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Bond Fund | 19

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring High Yield Bond Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of Assets and Liabilities.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
20 | Allspring High Yield Bond Fund

Notes to financial statements
Interest earned on cash balances held at the custodian is recorded as interest income.
Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of August 31, 2024, the aggregate cost of all investments for federal income tax purposes was $277,936,387 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$8,626,041
Gross unrealized losses	(5,937,773)
Net unrealized gains	$2,688,268
As of August 31, 2024, the Fund had capital loss carryforwards which consist of $36,613,008 in short-term capital losses and $44,505,735 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring High Yield Bond Fund | 21

Notes to financial statements
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Asset-backed securities	$0	$298,328	$0	$298,328
Common stocks
Investment Companies	0	0	38,358	38,358
Corporate bonds and notes	0	222,167,776	0	222,167,776
Loans	0	13,768,614	3,065,496	16,834,110
Yankee corporate bonds and notes	0	35,802,789	0	35,802,789
Short-term investments
Investment companies	5,058,539	0	0	5,058,539
Total assets	$5,058,539	$272,037,507	$3,103,854	$280,199,900
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
	Balance, beginning of period	Net Purchases	Net Sales/ Settlements	Accrued Discounts (Premiums)	Realized Gains (Losses)	Net Change in Unrealized gains (losses)	Transfers into Level 3	Transfers out of Level 3	Balance, end of period
Investments in:
Common stocks	$0	$127,860	$0	$0	$0	$(89,502)	$0	$0	$38,358
Loans	0	2,939,527	(3,449)	67,322	31	62,065	0	0	3,065,496
	0	3,067,387	(3,449)	67,322	31	(27,437)	0	0	3,103,854

Net Change in Unrealized Gains (Losses) on Investments Held at August 31, 2024
Investments in:
Common stocks	$(89,502)
Loans	62,065
(27,437)
The investment types categorized above were valued using indicative broker quotes. These indicative broker quotes are considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds
22 | Allspring High Yield Bond Fund

Notes to financial statements
Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.550%
Next $500 million	0.525
Next $2 billion	0.500
Next $2 billion	0.475
Next $5 billion	0.440
Over $10 billion	0.430
For the year ended August 31, 2024, the management fee was equivalent to an annual rate of 0.55% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through December 31, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of August 31, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.92%
Class C	1.67
Administrator Class	0.80
Institutional Class	0.53
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended August 31, 2024, Allspring Funds Distributor received $923 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the year ended August 31, 2024.
Allspring High Yield Bond Fund | 23

Notes to financial statements
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class and are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended August 31, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended August 31, 2024 were $180,812,957 and $180,507,457, respectively.
6.
COMMITMENTS
As of August 31, 2024, the Fund had the following unfunded loan commitments which are available until the maturity date:
	Unfunded commitments	Unrealized gain (loss)
Enviva Partners LP/Enviva Partners Finance Corp., 13.28%, 12-13-2024 Tranche B	$418,478	$6,277
Based on the nature of the terms of the loans and comparative market rates, the carrying amount of the unfunded loan commitments at August 31, 2024, approximates its fair value. If measured at fair value, the unfunded loan commitments would be categorized as Level 2 under the fair value hierarchy.
7.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $275,000,000 (prior to July 9, 2024: $350,000,000), revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended August 31, 2024, there were no borrowings by the Fund under the agreement.
8.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended August 31
	2024	2023
Ordinary income	$19,783,112	$19,195,861
As of August 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	Unrealized gains	Capital loss carryforward
$300,043	$2,688,268	$(81,118,743)
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
24 | Allspring High Yield Bond Fund

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring High Yield Bond Fund (the Fund), one of the Funds constituting Allspring Funds Trust, including the portfolio of investments, as of August 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian, transfer agent, agent banks and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
October 24, 2024
Allspring High Yield Bond Fund | 25

Other information (unaudited)
Other information
Tax information
For the fiscal year ended August 31, 2024, $14,634,550 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

26 | Allspring High Yield Bond Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Allspring High Yield Bond Fund | 27

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 28-30, 2024 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring High Yield Bond Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2024, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* The Board also received information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., under a transition services agreement and an update on the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

28 | Allspring High Yield Bond Fund

Other information (unaudited)
Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program and fair valuation designee. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2023. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for the ten-year period under review and lower than the average investment performance of the Universe for all other periods under review. The Board also noted that the investment performance of the Fund was lower than the investment performance of its benchmark index, the ICE BofA U.S. High Yield Constrained Index, for all periods under review.
The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to the investment decisions and market factors that affected the Fund’s investment performance.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for each share class.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than the sum of these average rates for the Fund’s expense Groups for each share class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.

Allspring High Yield Bond Fund | 29

Other information (unaudited)
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

30 | Allspring High Yield Bond Fund

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR4323 08-24

Allspring Managed Account
Allspring Managed Account CoreBuilder® Shares – Series CP
Long Form Financial Statements
Annual Report
August 31, 2024

Allspring Managed Account | 1

Portfolio of investments—August 31, 2024
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 12.19%
FHLB	5.63%	3-14-2036	$500,000	$561,483
FNMA%%	2.00	9-16-2054	315,000	257,729
FNMA%%	4.00	9-15-2039	265,000	261,445
FNMA%%	5.00	9-16-2054	650,000	645,321
FNMA%%	5.50	9-15-2054	2,950,000	2,970,031
FNMA%%	6.00	9-15-2054	1,575,000	1,603,911
FNMA	6.21	8-6-2038	95,000	112,961
GNMA%%	2.00	9-23-2054	455,000	383,294
GNMA%%	2.50	9-23-2054	1,030,000	900,466
GNMA%%	3.00	9-23-2054	2,545,000	2,304,270
GNMA%%	3.50	9-23-2054	1,575,000	1,466,770
GNMA%%	4.00	9-23-2054	250,000	238,973
GNMA%%	5.00	9-15-2054	2,480,000	2,475,495
GNMA%%	5.50	9-15-2054	5,110,000	5,143,508
GNMA%%	6.00	9-15-2054	6,625,000	6,722,825
GNMA%%	6.50	9-15-2054	1,270,000	1,297,101
TVA	3.50	12-15-2042	360,000	308,513
TVA	4.88	1-15-2048	300,000	308,359
Total agency securities (Cost $27,893,702)				27,962,455
Asset-backed securities: 20.62%
ACHM Trust Series 2023-HE2 Class A144A±±	7.50	10-25-2038	365,428	389,121
ALLO Issuer LLC Series 2024-1A Class A2144A	5.94	7-20-2054	1,500,000	1,524,717
Avis Budget Rental Car Funding AESOP LLC Series 2023-6A Class A144A	5.81	12-20-2029	260,000	269,282
BHG Securitization Trust Series 2021-A Class B144A	2.79	11-17-2033	625,000	587,384
Blue Bridge Funding LLC Series 2023-1A Class A144A	7.37	11-15-2030	70,626	71,300
Blue Bridge Funding LLC Series 2023-1A Class B144A	9.48	11-15-2030	100,000	101,866
Bojangles Issuer LLC Series 2020-1A Class A2144A	3.83	10-20-2050	1,188,825	1,146,368
Cajun Global LLC Series 2021-1 Class A2144A	3.93	11-20-2051	179,450	166,848
Carvana Auto Receivables Trust Series 2024-P2 Class A3	5.33	7-10-2029	1,230,000	1,252,837
CCAS LLC Series 2024-1A Class A144A	7.12	6-16-2031	1,315,000	1,335,106
ClickLease Equipment Receivables Trust Series 2024-1 Class C144A	8.40	2-15-2030	1,000,000	1,023,219
Cogent Ipv4 LLC Series 2024-1A Class A2144A	7.92	5-25-2054	340,000	354,378
Cologix Data Centers U.S. Issuer LLC Series 2021-1A Class B144A	3.79	12-26-2051	1,350,000	1,274,339
Crockett Partners Equipment Co. IIA LLC Series 2024-1C Class A144A	6.05	1-20-2031	2,166,667	2,180,349
CyrusOne Data Centers Issuer I LLC Series 2023-2A Class A2144A	5.56	11-20-2048	1,025,000	1,030,311
DataBank Issuer LLC Series 2021-1A Class B144A	2.65	2-27-2051	250,000	233,291
DataBank Issuer LLC Series 2024-1A Class A2144A	5.30	1-26-2054	620,000	605,283
DB Master Finance LLC Series 2021-1A Class A23144A	2.79	11-20-2051	296,612	254,856
Driven Brands Funding LLC Series 2021-1A Class A2144A	2.79	10-20-2051	1,011,400	906,737
ECMC Group Student Loan Trust Series 2018-1A Class A (30 Day Average U.S. SOFR+0.86%)144A±	6.21	2-27-2068	156,020	154,938
The accompanying notes are an integral part of these financial statements.
2 | Allspring Managed Account

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Edgeconnex Data Centers Issuer LLC Series 2024-1 Class A2144A	6.00%	7-27-2054	$1,068,291	$1,065,994
FIGRE Trust Series 2023-HE1 Class A144A	5.85	3-25-2053	140,654	142,154
FIGRE Trust Series 2023-HE3 Class A144A±±	6.44	11-25-2053	476,159	489,322
First National Master Note Trust Series 2024-1 Class A	5.34	5-15-2030	840,000	857,278
Five Guys Holdings, Inc. Series 2023-1A Class A2144A	7.55	1-26-2054	1,050,000	1,106,135
Flexential Issuer Series 2021-1A Class A2144A	3.25	11-27-2051	1,615,000	1,516,961
FREED Mortgage Trust Series 2022-HE1 Class B144A	7.00	10-25-2037	105,000	105,489
Frontier Issuer LLC Series 2024-1 Class A2144A	6.19	6-20-2054	1,000,000	1,025,565
Golub Capital Partners ABS Funding Series 2024-1A Class A2144A	6.89	1-25-2034	270,000	274,716
Gracie Point International Funding LLC Series 2023-1A Class B (90 Day Average U.S. SOFR+2.60%)144A±	7.97	9-1-2026	275,000	278,093
Hertz Vehicle Financing III LLC Series 2023-4A Class A144A	6.15	3-25-2030	375,000	390,564
Hertz Vehicle Financing LLC Series 2021-1A Class B144A	1.56	12-26-2025	263,333	260,803
Home Partners of America Trust Series 2021-1 Class D144A	2.48	9-17-2041	406,861	350,388
Jimmy Johns Funding LLC Series 2017-1A Class A2II144A	4.85	7-30-2047	162,250	159,590
Madison Park Funding XLVI Ltd. Series 2020-46A Class B1R (U.S. SOFR 3 Month+1.91%)144A±	7.21	10-15-2034	500,000	500,112
MF1 Ltd. Series 2021-FL7 Class A (U.S. SOFR 1 Month+1.19%)144A±	6.54	10-16-2036	335,868	333,664
MF1 Ltd. Series 2022-FL8 Class A (U.S. SOFR 1 Month+1.35%)144A±	6.69	2-19-2037	556,981	551,238
MF1 Ltd. Series 2022-FL8 Class C (U.S. SOFR 1 Month+2.20%)144A±	7.54	2-19-2037	250,000	241,823
MNR ABS Issuer I LLC‡	8.12	12-15-2038	365,088	368,738
Monroe Capital ABS Funding II Ltd. Series 2023-1A Class A1R144A	6.77	7-22-2034	555,000	558,324
NBC Funding LLC Series 2024-1A Class A2144A	6.75	7-30-2054	855,000	878,933
Neighborly Issuer LLC Series 2021-1A Class A2144A	3.58	4-30-2051	72,563	66,566
New Economy Assets Phase 1 Sponsor LLC Series 2021-1 Class B1144A	2.41	10-20-2061	1,250,000	1,112,010
Oak Street Investment Grade Net Lease Fund Series 2021-1A Class A3144A	2.80	1-20-2051	249,271	233,699
Octagon Investment Partners 30 Ltd. Series 2017-1A Class A1R (U.S. SOFR 3 Month+1.26%)144A±	6.54	3-17-2030	143,323	143,599
Octane Receivables Trust Series 2023-1A Class A144A	5.87	5-21-2029	38,956	39,075
OneMain Financial Issuance Trust Series 2018-2A Class A144A	3.57	3-14-2033	5,887	5,882
Oxford Finance Credit Fund III LP Series 2024-A Class A2144A	6.68	1-14-2032	325,000	328,932
Pagaya AI Debt Selection Trust Series 2021-HG1 Class A144A	1.22	1-16-2029	127,730	125,900
Pagaya AI Debt Trust Series 2023-6 Class B144A	7.46	6-16-2031	999,744	1,005,685
PFS Financing Corp. Series 2024-B Class A144A	4.95	2-15-2029	335,000	338,450
PRET LLC Series 2024-NPL3 Class A1144A±±	7.52	4-27-2054	454,656	459,989
RCKT Mortgage Trust Series 2023-CES3 Class A1A144A±±	7.11	11-25-2043	483,719	492,858
RCKT Mortgage Trust Series 2024-CES2 Class A1A144A±±	6.14	4-25-2044	604,550	611,072
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 3

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Retained Vantage Data Centers Issuer LLC Series 2023-1A Class A2A144A	5.00%	9-15-2048	$660,000	$648,873
RR 5 Ltd. Series 2018-5A Class A1R (U.S. SOFR 3 Month+1.50%)144A±	6.82	7-15-2039	2,500,000	2,509,988
Saluda Grade Alternative Mortgage Trust Series 2023-FIG3 Class A144A±±	7.07	8-25-2053	1,359,249	1,397,594
SEB Funding LLC Series 2021-1A Class A2144A	4.97	1-30-2052	154,613	150,328
Service Experts Issuer LLC Series 2021-1A Class B144A	3.28	2-2-2032	330,000	304,577
Service Experts Issuer LLC Series 2024-1A Class A144A	6.39	11-20-2035	476,008	487,450
ServiceMaster Funding LLC Series 2020-1 Class A2II144A	3.34	1-30-2051	117,863	101,772
Sesac Finance LLC Series 2024-1 Class A2144A	6.42	1-25-2054	447,750	459,953
Switch ABS Issuer LLC Series 2024-2A Class A2144A	5.44	6-25-2054	2,010,000	2,004,951
Taco Bell Funding LLC Series 2021-1A Class A23144A	2.54	8-25-2051	505,987	428,952
Towd Point HE Trust Series 2023-1 Class A1A144A	6.88	2-25-2063	328,387	331,174
Towd Point Mortgage Trust Series 2024-CES1 Class A2144A±±	6.44	1-25-2064	1,370,000	1,398,031
TRTX Issuer Ltd. Series 2022-FL5 Class A (U.S. SOFR 1 Month+1.65%)144A±	6.99	2-15-2039	982,354	972,557
TSC SPV Funding LLC Series 2024-1A Class A2144A%%	6.29	8-20-2054	710,000	713,030
Wendy’s Funding LLC Series 2021-1A Class A2II144A	2.78	6-15-2051	242,499	209,451
Westlake Automobile Receivables Trust Series 2024-2A Class A3144A	5.56	2-15-2028	615,000	620,660
Zaxby’s Funding LLC Series 2021-1A Class A2144A	3.24	7-30-2051	1,615,050	1,472,754
Ziply Fiber Issuer LLC Series 2024-1A Class A2144A	6.64	4-20-2054	1,760,000	1,810,739
Total asset-backed securities (Cost $46,807,777)				47,304,965
Corporate bonds and notes: 16.60%
Basic materials: 0.28%
Chemicals: 0.13%
International Flavors & Fragrances, Inc.144A	3.47	12-1-2050	300,000	207,870
Westlake Corp.	1.63	7-17-2029	100,000	100,607
				308,477
Mining: 0.15%
Glencore Funding LLC144A	3.38	9-23-2051	500,000	332,088
Communications: 1.68%
Advertising: 0.02%
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	5.00	8-15-2027	50,000	49,653
Internet: 0.77%
Arches Buyer, Inc.144A	4.25	6-1-2028	200,000	182,757
Arches Buyer, Inc.144A	6.13	12-1-2028	150,000	127,295
MercadoLibre, Inc.	3.13	1-14-2031	550,000	489,952
Meta Platforms, Inc.	5.55	8-15-2064	475,000	486,562
Uber Technologies, Inc.144A	4.50	8-15-2029	480,000	470,753
				1,757,319
The accompanying notes are an integral part of these financial statements.
4 | Allspring Managed Account

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
Media: 0.89%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.50%	8-15-2030	$450,000	$401,313
Charter Communications Operating LLC/Charter Communications Operating Capital	3.85	4-1-2061	720,000	437,044
Charter Communications Operating LLC/Charter Communications Operating Capital	3.90	6-1-2052	115,000	75,312
Charter Communications Operating LLC/Charter Communications Operating Capital	6.10	6-1-2029	590,000	609,575
Gray Television, Inc.144A	7.00	5-15-2027	100,000	96,449
Scripps Escrow II, Inc.144A	5.38	1-15-2031	220,000	98,851
Sirius XM Radio, Inc.144A	5.50	7-1-2029	330,000	321,174
				2,039,718
Consumer, cyclical: 3.49%
Airlines: 0.56%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.50	4-20-2026	58,333	58,031
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.75	4-20-2029	395,000	387,191
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.144A	11.00	4-15-2029	232,500	236,639
United Airlines Pass-Through Trust Series 2023-1 Class A	5.80	1-15-2036	97,766	101,033
United Airlines Pass-Through Trust Series 2024-1 Class A	5.88	2-15-2037	500,000	509,296
				1,292,190
Apparel: 0.42%
Tapestry, Inc.	7.85	11-27-2033	700,000	749,019
VF Corp.	2.95	4-23-2030	250,000	215,798
				964,817
Auto manufacturers: 0.78%
Ford Motor Co.	3.25	2-12-2032	515,000	438,639
Ford Motor Co.	6.10	8-19-2032	700,000	719,267
Ford Motor Credit Co. LLC	4.00	11-13-2030	320,000	295,015
Toyota Motor Credit Corp.	4.55	8-9-2029	335,000	337,817
				1,790,738
Auto parts & equipment: 0.18%
American Axle & Manufacturing, Inc.	5.00	10-1-2029	175,000	162,796
ZF North America Capital, Inc.144A	6.88	4-23-2032	250,000	259,756
				422,552
Entertainment: 0.38%
Cinemark USA, Inc.144A	5.25	7-15-2028	100,000	98,232
Warnermedia Holdings, Inc.	4.28	3-15-2032	495,000	432,705
Warnermedia Holdings, Inc.	5.14	3-15-2052	440,000	334,663
				865,600
Home builders: 0.08%
Taylor Morrison Communities, Inc.144A	5.13	8-1-2030	180,000	177,882
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 5

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
Leisure time: 0.23%
Sabre Global, Inc.144A	8.63%	6-1-2027	$560,000	$538,335
Lodging: 0.36%
Las Vegas Sands Corp.	6.20	8-15-2034	800,000	819,304
Retail: 0.50%
Genuine Parts Co.	4.95	8-15-2029	360,000	362,219
Group 1 Automotive, Inc.144A	6.38	1-15-2030	50,000	50,866
Kohl’s Corp.	4.63	5-1-2031	185,000	152,843
Macy’s Retail Holdings LLC144A	5.88	3-15-2030	350,000	339,400
NMG Holding Co., Inc./Neiman Marcus Group LLC144A	7.13	4-1-2026	45,000	45,327
PetSmart, Inc./PetSmart Finance Corp.144A	4.75	2-15-2028	200,000	191,289
				1,141,944
Consumer, non-cyclical: 2.52%
Agriculture: 0.32%
BAT Capital Corp.	4.76	9-6-2049	600,000	502,377
Philip Morris International, Inc.	5.25	2-13-2034	230,000	235,174
				737,551
Commercial services: 0.53%
CoreCivic, Inc.	8.25	4-15-2029	150,000	158,238
GEO Group, Inc.	8.63	4-15-2029	125,000	129,672
Global Payments, Inc.	5.95	8-15-2052	270,000	274,439
Quanta Services, Inc.	5.25	8-9-2034	495,000	498,692
Upbound Group, Inc.144A	6.38	2-15-2029	155,000	151,193
				1,212,234
Food: 0.39%
Kroger Co.	5.00	9-15-2034	500,000	498,446
Kroger Co.	5.65	9-15-2064	400,000	390,790
				889,236
Healthcare-products: 0.56%
Danaher Corp.	2.50	3-30-2030	1,200,000	1,287,596
Healthcare-services: 0.37%
HCA, Inc.	5.45	4-1-2031	360,000	369,354
HCA, Inc.	5.45	9-15-2034	190,000	192,448
ModivCare Escrow Issuer, Inc.144A	5.00	10-1-2029	150,000	107,320
MPH Acquisition Holdings LLC144A	5.50	9-1-2028	245,000	180,584
				849,706
Pharmaceuticals: 0.35%
Viatris, Inc.	4.00	6-22-2050	1,150,000	815,118
Energy: 0.75%
Oil & gas: 0.08%
California Resources Corp.144A	8.25	6-15-2029	175,000	180,500
The accompanying notes are an integral part of these financial statements.
6 | Allspring Managed Account

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
Pipelines: 0.67%
Boardwalk Pipelines LP	3.40%	2-15-2031	$110,000	$99,338
Energy Transfer LP (5 Year Treasury Constant Maturity+4.02%)±	8.00	5-15-2054	85,000	90,436
Energy Transfer LP Series H (5 Year Treasury Constant Maturity+5.69%)ʊ±	6.50	11-15-2026	150,000	148,819
Harvest Midstream I LP144A	7.50	9-1-2028	120,000	122,809
Harvest Midstream I LP144A	7.50	5-15-2032	110,000	115,638
Prairie Acquiror LP144A	9.00	8-1-2029	200,000	209,188
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	345,000	329,010
Venture Global LNG, Inc.144A	9.50	2-1-2029	375,000	422,602
				1,537,840
Financial: 4.31%
Banks: 0.45%
HSBC USA, Inc.	5.63	3-17-2025	200,000	200,513
JPMorgan Chase & Co. (U.S. SOFR+1.46%)±	5.29	7-22-2035	290,000	297,605
Morgan Stanley (U.S. SOFR+1.36%)±	2.48	9-16-2036	55,000	45,341
Morgan Stanley (U.S. SOFR+1.99%)±	2.19	4-28-2026	220,000	215,689
Santander Holdings USA, Inc. (U.S. SOFR+3.28%)±	7.66	11-9-2031	250,000	278,719
				1,037,867
Diversified financial services: 1.22%
Aircastle Ltd.144A	5.95	2-15-2029	900,000	923,707
Charles Schwab Corp. (U.S. SOFR+2.01%)±	6.14	8-24-2034	1,340,000	1,439,481
Computershare U.S., Inc.	1.13	10-7-2031	300,000	271,648
OneMain Finance Corp.	7.13	3-15-2026	170,000	173,219
				2,808,055
Insurance: 1.38%
AssuredPartners, Inc.144A	5.63	1-15-2029	175,000	167,241
Athene Global Funding	0.37	9-10-2026	100,000	104,019
Cincinnati Financial Corp.	6.13	11-1-2034	75,000	80,140
Guardian Life Insurance Co. of America144A	4.85	1-24-2077	105,000	95,158
Hill City Funding Trust144A	4.05	8-15-2041	100,000	79,744
Lincoln National Corp.	4.35	3-1-2048	85,000	67,835
Lincoln National Corp.	5.85	3-15-2034	415,000	432,569
MetLife, Inc. Series G (5 Year Treasury Constant Maturity+3.58%)ʊ±	3.85	9-15-2025	750,000	733,699
National Life Insurance Co. (3 Month LIBOR+3.31%)144A±	5.25	7-19-2068	40,000	34,556
PartnerRe Finance B LLC (5 Year Treasury Constant Maturity+3.82%)±	4.50	10-1-2050	190,000	173,660
Pine Street Trust III144A	6.22	5-15-2054	520,000	550,381
Reinsurance Group of America, Inc.	6.00	9-15-2033	359,000	378,842
RGA Global Funding144A	6.00	11-21-2028	195,000	204,904
Transatlantic Holdings, Inc.	8.00	11-30-2039	43,000	55,576
				3,158,324
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 7

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
REITS: 1.26%
Brandywine Operating Partnership LP	8.05%	3-15-2028	$215,000	$228,777
EPR Properties	3.60	11-15-2031	225,000	198,024
EPR Properties	3.75	8-15-2029	35,000	32,436
Essential Properties LP	2.95	7-15-2031	690,000	590,668
Invitation Homes Operating Partnership LP	5.45	8-15-2030	190,000	196,185
Omega Healthcare Investors, Inc.	3.63	10-1-2029	550,000	511,825
Realty Income Corp.	5.13	7-6-2034	400,000	484,203
Sabra Health Care LP	5.13	8-15-2026	400,000	400,825
VICI Properties LP	6.13	4-1-2054	230,000	234,587
				2,877,530
Industrial: 0.71%
Aerospace/defense: 0.22%
Boeing Co.	5.81	5-1-2050	525,000	495,518
Building materials: 0.20%
Builders FirstSource, Inc.144A	6.38	3-1-2034	300,000	307,997
Camelot Return Merger Sub, Inc.144A	8.75	8-1-2028	150,000	148,837
				456,834
Electronics: 0.05%
Sensata Technologies, Inc.144A	6.63	7-15-2032	100,000	103,472
Packaging & containers: 0.16%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	6.00	6-15-2027	300,000	299,122
Clydesdale Acquisition Holdings, Inc.144A	8.75	4-15-2030	75,000	74,832
				373,954
Trucking & leasing: 0.08%
Fortress Transportation & Infrastructure Investors LLC144A	7.00	6-15-2032	185,000	193,545
Technology: 0.49%
Computers: 0.05%
Kyndryl Holdings, Inc.	6.35	2-20-2034	120,000	126,311
Semiconductors: 0.27%
Entegris, Inc.144A	4.75	4-15-2029	130,000	127,571
Intel Corp.	5.70	2-10-2053	505,000	482,956
				610,527
Software: 0.17%
AthenaHealth Group, Inc.144A	6.50	2-15-2030	225,000	215,261
Rocket Software, Inc.144A	9.00	11-28-2028	175,000	181,550
				396,811
Utilities: 2.37%
Electric: 2.02%
Appalachian Power Co.	5.65	4-1-2034	290,000	299,809
The accompanying notes are an integral part of these financial statements.
8 | Allspring Managed Account

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal		Value
Electric(continued)
Duke Energy Corp.	3.10%	6-15-2028		$200,000	$219,163
Duke Energy Corp.	3.85	6-15-2034		300,000	328,202
Duke Energy Indiana LLC	5.40	4-1-2053		200,000	199,288
Edison International (5 Year Treasury Constant Maturity+3.86%)±	8.13	6-15-2053		350,000	367,487
Entergy Louisiana LLC	4.75	9-15-2052		150,000	135,155
Entergy Louisiana LLC	5.15	9-15-2034		290,000	292,630
EUSHI Finance, Inc. (5 Year Treasury Constant Maturity+3.14%)144A±	7.63	12-15-2054		230,000	238,373
Eversource Energy	5.50	1-1-2034		280,000	285,823
Indianapolis Power & Light Co.144A	5.70	4-1-2054		295,000	305,049
PPL Capital Funding, Inc.	5.25	9-1-2034		325,000	328,972
Southern California Edison Co.	3.65	2-1-2050		75,000	56,699
Southern California Edison Co.	5.75	4-15-2054		170,000	176,592
Southwestern Public Service Co.	6.00	6-1-2054		250,000	265,962
Vistra Operations Co. LLC144A	3.70	1-30-2027		570,000	554,683
Vistra Operations Co. LLC144A	6.95	10-15-2033		285,000	316,602
Vistra Operations Co. LLC144A	7.75	10-15-2031		250,000	266,005
					4,636,494
Gas: 0.35%
Brooklyn Union Gas Co.144A	6.39	9-15-2033		550,000	583,845
Southern California Gas Co.	5.75	6-1-2053		200,000	207,820
					791,665
Total corporate bonds and notes (Cost $37,345,059)					38,077,305
Foreign corporate bonds and notes: 7.44%
Communications: 1.85%
Internet: 0.17%
Engineering - Ingegneria Informatica - SpA	5.88	9-30-2026	EUR	370,000	396,037
Media: 0.12%
Tele Columbus AG (PIK at 10.00%)144A¥	10.00	1-1-2029	EUR	101,390	86,299
Ziggo Bond Co. BV144A	3.38	2-28-2030	EUR	200,000	196,468
					282,767
Telecommunications: 1.56%
British Telecommunications PLC (UK Gilts 5 Year+3.82%)±	8.38	12-20-2083	GBP	600,000	850,986
Chorus Ltd.	3.63	9-7-2029	EUR	500,000	555,734
Eutelsat SA	1.50	10-13-2028	EUR	200,000	181,562
Koninklijke KPN NV	3.88	7-3-2031	EUR	400,000	454,776
Optics Bidco SpA	1.63	1-18-2029	EUR	300,000	300,935
SES SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.19%)ʊ±	2.88	5-27-2026	EUR	100,000	104,905
Tele2 AB	0.75	3-23-2031	EUR	200,000	191,143
Telefonaktiebolaget LM Ericsson	1.00	5-26-2029	EUR	250,000	244,038
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 9

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal		Value
Telecommunications(continued)
Telefonica Europe BV (EUR Swap Annual (vs. 6 Month EURIBOR) 7 Year+3.35%)ʊ±	6.14%	2-3-2030	EUR	100,000	$117,351
Zegona Finance PLC144A	6.75	7-15-2029	EUR	500,000	565,827
					3,567,257
Consumer, cyclical: 0.70%
Auto manufacturers: 0.14%
Stellantis NV	2.00	3-20-2025	EUR	100,000	109,518
Volkswagen Leasing GmbH	0.38	7-20-2026	EUR	200,000	209,993
					319,511
Entertainment: 0.46%
888 Acquisitions Ltd.144A	7.56	7-15-2027	EUR	240,000	260,588
Allwyn Entertainment Financing U.K. PLC144A	7.25	4-30-2030	EUR	250,000	292,972
Banijay Entertainment SASU144A	7.00	5-1-2029	EUR	100,000	116,684
Cirsa Finance International Sarl144A	10.38	11-30-2027	EUR	90,000	105,518
Universal Music Group NV	4.00	6-13-2031	EUR	250,000	286,532
					1,062,294
Leisure time: 0.10%
TUI AG	5.88	3-15-2029	EUR	205,000	230,572
Consumer, non-cyclical: 1.15%
Agriculture: 0.06%
BAT International Finance PLC	2.25	1-16-2030	EUR	130,000	133,776
Commercial services: 0.47%
Rentokil Initial Finance BV	3.88	6-27-2027	EUR	300,000	336,377
Transurban Finance Co. Pty. Ltd.	4.23	4-26-2033	EUR	650,000	748,756
					1,085,133
Food: 0.48%
Iceland Bondco PLC	10.88	12-15-2027	GBP	735,000	1,037,323
Sigma Holdco BV144A	5.75	5-15-2026	EUR	57,085	61,777
					1,099,100
Pharmaceuticals: 0.14%
Bayer AG (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.11%)±	3.13	11-12-2079	EUR	200,000	208,669
Bayer AG (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.90%)±	7.00	9-25-2083	EUR	100,000	118,772
					327,441
Energy: 0.32%
Oil & gas: 0.32%
Aker BP ASA	1.13	5-12-2029	EUR	250,000	249,933
BP Capital Markets PLC (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.52%)ʊ±	3.25	3-22-2026	EUR	450,000	489,427
					739,360
The accompanying notes are an integral part of these financial statements.
10 | Allspring Managed Account

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal		Value
Financial: 2.28%
Banks: 1.85%
ABN AMRO Bank NV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.90%)ʊ±	4.75%	9-22-2027	EUR	500,000	$529,563
Banco BPM SpA	0.88	7-15-2026	EUR	100,000	106,095
Banco de Sabadell SA (EURIBOR ICE Swap Rate 11:00am+2.40%)±	5.50	9-8-2029	EUR	400,000	472,850
CaixaBank SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.55%)±	6.25	2-23-2033	EUR	400,000	470,837
Credit Agricole SA (EURIBOR ICE Swap Rate 11:00am+4.44%)ʊ±	7.25	9-23-2028	EUR	200,000	234,010
Deutsche Bank AG (3 Month EURIBOR+2.95%)±	5.00	9-5-2030	EUR	200,000	231,864
KBC Group NV (EURIBOR ICE Swap Rate 11:00am+4.93%)ʊ±	8.00	9-5-2028	EUR	200,000	239,595
Nordea Bank Abp (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.00%)ʊ±	3.50	3-12-2025	EUR	400,000	437,738
Nykredit Realkredit AS (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+4.57%)ʊ±	4.13	4-15-2026	EUR	200,000	216,658
Raiffeisen Bank International AG (EURIBOR ICE Swap Rate 11:00am+5.20%)±	7.38	12-20-2032	EUR	300,000	351,825
UBS Group AG (EURIBOR ICE Swap Rate 11:00am+4.95%)±	7.75	3-1-2029	EUR	750,000	942,818
					4,233,853
Diversified financial services: 0.10%
Sherwood Financing PLC	4.50	11-15-2026	EUR	220,000	225,557
Insurance: 0.20%
Assicurazioni Generali SpA	2.43	7-14-2031	EUR	300,000	299,297
AXA SA	3.63	1-10-2033	EUR	150,000	171,184
					470,481
Real estate: 0.13%
Castellum AB (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.45%)ʊ±	3.13	12-2-2026	EUR	300,000	308,572
Government securities: 0.15%
Multi-national: 0.15%
Banque Ouest Africaine de Developpement	2.75	1-22-2033	EUR	370,000	336,851
Industrial: 0.33%
Engineering & construction: 0.13%
Cellnex Finance Co. SA	2.00	9-15-2032	EUR	300,000	291,785
Machinery-diversified: 0.07%
Nova Alexandre III SAS (3 Month EURIBOR+5.25%)144A±	8.94	7-15-2029	EUR	150,000	167,693
Packaging & containers: 0.13%
OI European Group BV	6.25	5-15-2028	EUR	250,000	286,873
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 11

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal		Value
Utilities: 0.66%
Electric: 0.30%
Enel Finance International NVøø	0.75%	6-17-2030	EUR	250,000	$238,915
Energia Group Roi Financeco DAC144A	6.88	7-31-2028	EUR	100,000	116,205
RWE AG	2.75	5-24-2030	EUR	200,000	214,360
Vattenfall AB (UK Gilts 5 Year+1.90%)±	2.50	6-29-2083	GBP	100,000	114,914
					684,394
Gas: 0.36%
APA Infrastructure Ltd.	2.00	7-15-2030	EUR	400,000	403,588
Snam SpA	0.63	6-30-2031	EUR	450,000	414,842
					818,430
Total foreign corporate bonds and notes (Cost $16,556,762)					17,067,737
Foreign government bonds: 6.49%
Australia: 0.55%
Australia	2.75	11-21-2028	AUD	1,915,000	1,254,937
Brazil: 1.65%
Brazil¤	0.00	10-1-2025	BRL	3,800,000	597,857
Brazil	10.00	1-1-2027	BRL	10,500,000	1,793,710
Brazil	10.00	1-1-2029	BRL	8,500,000	1,407,437
					3,799,004
France: 1.70%
French Republic144A	2.75	2-25-2029	EUR	3,505,000	3,891,164
Indonesia: 0.44%
Indonesia	6.88	4-15-2029	IDR	15,500,000,000	1,015,950
Malaysia: 0.27%
Malaysia	3.88	3-14-2025	MYR	2,675,000	621,330
South Africa: 0.86%
Republic of South Africa	8.00	1-31-2030	ZAR	37,000,000	1,972,531
United Kingdom: 1.02%
U.K. Gilts	3.25	1-31-2033	GBP	1,870,000	2,337,337
Total foreign government bonds (Cost $14,749,955)					14,892,253

	Shares
Investment companies: 0.72%
Exchange-traded funds: 0.72%
SPDR Portfolio High Yield Bond ETF	68,982	1,641,772
Total investment companies (Cost $1,602,075)		1,641,772
The accompanying notes are an integral part of these financial statements.
12 | Allspring Managed Account

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
Loans: 0.40%
Consumer, cyclical: 0.19%
Airlines: 0.09%
American Airlines, Inc. (U.S. SOFR 3 Month+4.75%)±	10.29%	4-20-2028	$208,334	$215,392
Retail: 0.10%
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+3.25%)±	8.85	3-3-2028	250,000	230,595
Consumer, non-cyclical: 0.07%
Healthcare-services: 0.07%
ModivCare, Inc. (U.S. SOFR 3 Month+4.75%)‡±	10.08	7-1-2031	155,000	150,931
Energy: 0.04%
Pipelines: 0.04%
Prairie ECI Acquiror LP (U.S. SOFR 1 Month+4.75%)±	10.00	8-1-2029	99,750	99,667
Financial: 0.10%
Insurance: 0.10%
Asurion LLC (U.S. SOFR 1 Month+3.25%)±	8.61	12-23-2026	223,840	222,735
Total loans (Cost $926,562)				919,320
Non-agency mortgage-backed securities: 9.79%
A&D Mortgage Trust Series 2024-NQM4 Class A1144A	5.46	8-25-2069	700,000	700,084
Angel Oak Mortgage Trust Series 2020-R1 Class A1144A±±	0.99	4-25-2053	851,140	799,486
Angel Oak Mortgage Trust Series 2024-8 Class A1144Aøø	5.34	5-27-2069	2,100,000	2,099,969
Bank Series 2022-BNK44 Class A5±±	5.94	11-15-2055	380,000	402,790
BBCMS Mortgage Trust Series 2024-5C25 Class AS±±	6.36	3-15-2057	795,000	828,747
Benchmark Mortgage Trust Series 2022-B33 Class A5	3.46	3-15-2055	475,000	431,505
Benchmark Mortgage Trust Series 2022-B35 Class A5±±	4.59	5-15-2055	280,000	266,794
BMO Mortgage Trust Series 2023-C4 Class A5±±	5.12	2-15-2056	250,000	254,395
BMO Mortgage Trust Series 2024-C8 Class AS±±	5.91	3-15-2057	1,115,000	1,155,539
BX Commercial Mortgage Trust Series 2023-VLT3 Class B (U.S. SOFR 1 Month+2.69%)144A±	8.03	11-15-2028	250,000	245,628
BX Trust Series 2019-OC11 Class A144A	3.20	12-9-2041	250,000	229,710
BX Trust Series 2021-ARIA Class A (U.S. SOFR 1 Month+1.01%)144A±	6.35	10-15-2036	1,500,000	1,487,828
BX Trust Series 2021-ARIA Class D (U.S. SOFR 1 Month+2.01%)144A±	7.35	10-15-2036	860,000	840,674
BX Trust Series 2022-CLS Class C144A	6.79	10-13-2027	585,000	534,615
BX Trust Series 2024-BIO Class C (U.S. SOFR 1 Month+2.64%)144A±	7.98	2-15-2041	750,000	738,063
Cascade Funding Mortgage Trust Series 2018-RM2 Class B144A±±	4.00	10-25-2068	312,688	304,056
CHNGE Mortgage Trust Series 2022-2 Class A1144A±±	3.76	3-25-2067	1,018,520	971,159
CHNGE Mortgage Trust Series 2023-4 Class A1144A±±	7.57	9-25-2058	297,236	302,194
DBSG Mortgage Trust Series 2024-ALTA Class A144A±±	6.14	6-10-2037	1,615,000	1,636,106
FREMF Mortgage Trust Series 2019-KF70 Class B (30 Day Average U.S. SOFR+2.41%)144A±	7.77	9-25-2029	65,858	61,813
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 13

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
FREMF Mortgage Trust Series 2020-KF76 Class B (30 Day Average U.S. SOFR+2.86%)144A±	8.22%	1-25-2030	$120,191	$117,524
Harvest Commercial Capital Loan Trust Series 2024-1 Class A	6.16	10-25-2056	324,452	330,935
Imperial Fund Mortgage Trust Series 2021-NQM1 Class A1144A±±	1.07	6-25-2056	111,902	96,606
Imperial Fund Mortgage Trust Series 2021-NQM2 Class A2144A±±	1.36	9-25-2056	489,527	411,389
JPMBB Commercial Mortgage Securities Trust Series 2013- C15 Class D144A±±	4.76	11-15-2045	142,452	120,357
JPMorgan Mortgage Trust Series 2020-1 Class A15144A±±	3.50	6-25-2050	75,779	67,309
MFA Trust Series 2020-NQM3 Class M1144A±±	2.65	1-26-2065	250,000	220,326
MFA Trust Series 2021-NQM1 Class A1144A±±	1.15	4-25-2065	98,468	91,423
Mill City Mortgage Loan Trust Series 2021-NMR1 Class B2144A±±	2.50	11-25-2060	1,980,000	1,552,662
New Residential Mortgage Loan Trust Series 2018-4A Class A1M (U.S. SOFR 1 Month+1.01%)144A±	6.29	1-25-2048	78,185	76,509
New Residential Mortgage Loan Trust Series 2022-NQM1 Class A1144A±±	2.28	4-25-2061	393,307	347,247
OBX Trust Series 2022-NQM7 Class A1144A±±	5.11	8-25-2062	1,026,498	1,018,739
OPG Trust Series 2021-PORT Class B (U.S. SOFR 1 Month+0.83%)144A±	6.16	10-15-2036	975,000	953,367
ORL Trust Series 2023-GLKS Class A (U.S. SOFR 1 Month+2.35%)144A±	7.69	10-19-2036	335,000	335,419
PRPM LLC Series 2024-2 Class A1144A±±	7.03	3-25-2029	459,223	460,765
Residential Mortgage Loan Trust Series 2019-3 Class A3144A±±	3.04	9-25-2059	10,595	10,421
SG Residential Mortgage Trust Series 2021-1 Class A2144A±±	1.36	7-25-2061	1,645,460	1,338,632
Starwood Mortgage Residential Trust Series 2020-INV1 Class A1144A±±	1.03	11-25-2055	54,709	51,426
Towd Point Mortgage Trust Series 2019-HY3 Class A2 (U.S. SOFR 1 Month+1.41%)144A±	6.69	10-25-2059	150,000	153,181
Towd Point Mortgage Trust Series 2020-4 Class A2144A	2.50	10-25-2060	350,000	287,813
Verus Securitization Trust Series 2021-R3 Class A1144A±±	1.02	4-25-2064	62,360	57,156
Verus Securitization Trust Series 2021-R3 Class A2144A±±	1.28	4-25-2064	64,358	59,002
Total non-agency mortgage-backed securities (Cost $22,448,779)				22,449,363
U.S. Treasury securities: 19.07%
U.S. Treasury Bonds	4.25	2-15-2054	665,000	667,598
U.S. Treasury Bonds	4.50	2-15-2044	135,000	138,375
U.S. Treasury Bonds	4.63	5-15-2054	6,890,000	7,363,687
U.S. Treasury Bonds	4.75	11-15-2043	1,245,000	1,319,895
U.S. Treasury Bonds	4.75	11-15-2053	580,000	631,838
U.S. Treasury Notes%%	3.63	8-31-2029	3,195,000	3,182,020
U.S. Treasury Notes##	3.88	8-15-2034	9,375,000	9,341,309
U.S. Treasury Notes##	4.00	7-31-2029	16,260,000	16,451,817
U.S. Treasury Notes	4.25	6-30-2029	430,000	439,541
The accompanying notes are an integral part of these financial statements.
14 | Allspring Managed Account

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Notes	4.25%	6-30-2031	$1,090,000	$1,118,612
U.S. Treasury Notes	4.63	5-31-2031	2,955,000	3,095,824
Total U.S. Treasury securities (Cost $43,484,510)				43,750,516
Yankee corporate bonds and notes: 6.74%
Basic materials: 0.35%
Chemicals: 0.35%
Braskem Netherlands Finance BV144A	7.25	2-13-2033	500,000	491,659
OCI NV144A	6.70	3-16-2033	295,000	304,076
				795,735
Communications: 0.33%
Internet: 0.09%
Prosus NV144A	4.03	8-3-2050	285,000	198,485
Telecommunications: 0.24%
Colombia Telecomunicaciones SA ESP144A	4.95	7-17-2030	200,000	171,038
Nokia OYJ	6.63	5-15-2039	80,000	84,582
Vodafone Group PLC	5.75	6-28-2054	125,000	126,606
Zegona Finance PLC144A	8.63	7-15-2029	175,000	181,781
				564,007
Consumer, cyclical: 0.21%
Airlines: 0.09%
VistaJet Malta Finance PLC/Vista Management Holding, Inc.144A	9.50	6-1-2028	215,000	201,064
Leisure time: 0.12%
Carnival Corp.144A	6.00	5-1-2029	185,000	185,827
Royal Caribbean Cruises Ltd.144A	6.00	2-1-2033	85,000	87,073
				272,900
Consumer, non-cyclical: 0.13%
Pharmaceuticals: 0.13%
Pfizer Investment Enterprises Pte. Ltd.	5.30	5-19-2053	305,000	306,498
Energy: 0.79%
Oil & gas: 0.44%
Borr IHC Ltd./Borr Finance LLC144A	10.00	11-15-2028	192,683	201,816
Eni SpA144A	5.95	5-15-2054	495,000	508,906
Petroleos Mexicanos	6.70	2-16-2032	170,000	146,481
QatarEnergy144A	3.13	7-12-2041	200,000	158,121
				1,015,324
Pipelines: 0.35%
Enbridge, Inc.	5.95	4-5-2054	340,000	351,543
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 15

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
Pipelines(continued)
Enbridge, Inc. (5 Year Treasury Constant Maturity+4.42%)±	7.63%	1-15-2083	$150,000	$156,877
Northriver Midstream Finance LP144A	6.75	7-15-2032	285,000	294,262
				802,682
Financial: 3.88%
Banks: 2.43%
AIB Group PLC (U.S. SOFR+1.91%)144A±	5.87	3-28-2035	200,000	206,885
Banco do Brasil SA144A	6.00	3-18-2031	600,000	609,170
Banco Industrial SA (5 Year Treasury Constant Maturity+4.44%)144A±	4.88	1-29-2031	150,000	146,655
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity+4.64%)144Aʊ±	5.88	1-24-2027	400,000	392,107
Bancolombia SA (5 Year Treasury Constant Maturity+4.32%)±	8.63	12-24-2034	400,000	419,689
Bank of Ireland Group PLC (U.S. SOFR+1.62%)144A±	5.60	3-20-2030	365,000	373,780
BBVA Bancomer SA (5 Year Treasury Constant Maturity+4.31%)144A±	5.88	9-13-2034	200,000	194,033
BNP Paribas SA (5 Year Treasury Constant Maturity+3.73%)144Aʊ±	8.00	8-22-2031	250,000	262,959
Danske Bank AS (1 Year Treasury Constant Maturity+1.40%)144A±	5.71	3-1-2030	520,000	536,533
Danske Bank AS (1 Year Treasury Constant Maturity+1.75%)144A±	4.30	4-1-2028	1,250,000	1,235,595
Lloyds Banking Group PLC (5 Year Treasury Constant Maturity+4.82%)ʊ±	6.75	6-27-2026	200,000	201,092
Macquarie Bank Ltd. (5 Year Treasury Constant Maturity+1.70%)144A±	3.05	3-3-2036	200,000	172,604
National Australia Bank Ltd. (5 Year Treasury Constant Maturity+1.70%)144A±	3.35	1-12-2037	500,000	436,502
UBS Group AG (5 Year Treasury Constant Maturity+3.40%)144Aʊ±	4.88	2-12-2027	200,000	190,714
UniCredit SpA (5 Year Treasury Constant Maturity+4.75%)144A±	5.46	6-30-2035	200,000	195,202
				5,573,520
Diversified financial services: 0.31%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	2.45	10-29-2026	450,000	428,888
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (5 Year Treasury Constant Maturity+2.72%)±	6.95	3-10-2055	260,000	268,224
Unifin Financiera SAB de CV144A†	9.88	1-28-2029	250,000	10,140
				707,252
Insurance: 0.83%
Allianz SE (5 Year Treasury Constant Maturity+2.77%)144A±%%	5.60	9-3-2054	600,000	598,828
Allianz SE (5 Year Treasury Constant Maturity+3.23%)144A±	6.35	9-6-2053	400,000	425,518
The accompanying notes are an integral part of these financial statements.
16 | Allspring Managed Account

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
Insurance(continued)
Nippon Life Insurance Co. (5 Year Treasury Constant Maturity+2.59%)144A±	5.95%	4-16-2054	$815,000	$845,444
RenaissanceRe Holdings Ltd.	5.75	6-5-2033	45,000	46,507
				1,916,297
Savings & loans: 0.31%
Nationwide Building Society144A	4.85	7-27-2027	700,000	706,906
Industrial: 0.09%
Aerospace/defense: 0.03%
Bombardier, Inc.144A	7.88	4-15-2027	80,000	80,272
Engineering & construction: 0.06%
CIMIC Finance USA Pty. Ltd.144A	7.00	3-25-2034	120,000	127,461
Technology: 0.33%
Semiconductors: 0.33%
SK Hynix, Inc.144A	5.50	1-16-2027	739,000	750,109
Utilities: 0.63%
Electric: 0.63%
Comision Federal de Electricidad144A	3.35	2-9-2031	1,000,000	859,694
Comision Federal de Electricidad144A	3.88	7-26-2033	700,000	590,674
				1,450,368
Total yankee corporate bonds and notes (Cost $15,306,024)				15,468,880
Yankee government bonds: 2.45%
Benin: 0.17%
Benin144A	7.96	2-13-2038	400,000	382,288
Bermuda: 0.13%
Bermuda144A	3.38	8-20-2050	400,000	289,920
Colombia: 0.26%
Colombia	3.13	4-15-2031	200,000	163,207
Colombia	8.00	11-14-2035	400,000	424,506
				587,713
Dominican Republic: 0.15%
Dominican Republic144A	4.88	9-23-2032	380,000	357,081
Israel: 0.38%
Israel	5.75	3-12-2054	900,000	864,000
Ivory Coast: 0.13%
Ivory Coast144A	8.25	1-30-2037	300,000	298,767
Kenya: 0.08%
Kenya144A	8.25	2-28-2048	250,000	197,675
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 17

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
Mexico: 0.36%
Mexico	6.35%	2-9-2035	$800,000	$830,984
Oman: 0.09%
Oman144A	6.25	1-25-2031	200,000	212,343
Panama: 0.56%
Panama	4.50	1-19-2063	1,250,000	849,715
Panama	6.40	2-14-2035	450,000	448,264
				1,297,979
Romania: 0.14%
Romanian144A	6.38	1-30-2034	305,000	313,396
Total yankee government bonds (Cost $5,587,717)				5,632,146

		Yield	Shares
Short-term investments: 5.72%
Investment companies: 5.72%
Allspring Government Money Market Fund Select Class♠∞##		5.23	13,123,011	13,123,011
Total short-term investments (Cost $13,123,011)				13,123,011
Total investments in securities (Cost $245,831,933)	108.23%			248,289,723
Other assets and liabilities, net	(8.23)			(18,878,633)
Total net assets	100.00%			$229,411,090

%%	The security is purchased on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

±	Variable rate investment. The rate shown is the rate in effect at period end.
‡	Security is valued using significant unobservable inputs.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
¥
A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both.
The rate shown is the rate in effect at period end.

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
##	All or a portion of this security is segregated as collateral for when-issued securities.
†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.
18 | Allspring Managed Account

Portfolio of investments—August 31, 2024

Abbreviations:
AUD	Australian dollar
BRL	Brazilian real
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLB	Federal Home Loan Bank
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
IDR	Indonesian rupiah
LIBOR	London Interbank Offered Rate
MYR	Malaysian ringgit
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
TVA	Tennessee Valley Authority
ZAR	South African rand
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$2,048,819	$147,081,071	$(136,006,879)	$0	$0	$13,123,011	13,123,011	$178,731
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	933,786	AUD	1,400,000	Morgan Stanley, Inc.	9-30-2024	$0	$(14,424)
USD	64,236	AUD	95,000	Morgan Stanley, Inc.	9-30-2024	0	(107)
USD	235,743	AUD	350,000	Morgan Stanley, Inc.	9-30-2024	0	(1,310)
USD	15,185,528	EUR	14,061,000	Citibank N.A.	9-30-2024	0	(376,014)
USD	306,427	EUR	285,000	Citibank N.A.	9-30-2024	0	(8,988)
USD	1,032,388	EUR	960,000	Citibank N.A.	9-30-2024	0	(30,060)
USD	727,672	EUR	670,000	Citibank N.A.	9-30-2024	0	(13,828)
USD	614,634	EUR	565,000	Citibank N.A.	9-30-2024	0	(10,660)
USD	1,193,158	EUR	1,100,000	Citibank N.A.	9-30-2024	0	(24,230)
USD	358,489	EUR	330,000	Citibank N.A.	9-30-2024	0	(6,728)
EUR	550,000	USD	601,723	Citibank N.A.	9-30-2024	6,971	0
USD	333,719	EUR	305,000	Citibank N.A.	9-30-2024	0	(3,829)
EUR	440,000	USD	481,883	Citibank N.A.	9-30-2024	5,073	0
USD	555,869	EUR	500,000	Citibank N.A.	9-30-2024	2,511	0
USD	290,055	EUR	260,000	Citibank N.A.	9-30-2024	2,309	0
USD	1,774,817	EUR	1,600,000	Citibank N.A.	9-30-2024	4,071	0
USD	2,271,525	GBP	1,788,000	Citibank N.A.	9-30-2024	0	(77,235)
USD	307,219	GBP	240,000	Citibank N.A.	9-30-2024	0	(8,051)
GBP	1,014,000	USD	1,311,007	Citibank N.A.	9-30-2024	21,008	0
USD	249,473	GBP	190,000	Citibank N.A.	9-30-2024	0	(116)
USD	1,480,867	GBP	1,125,000	Citibank N.A.	9-30-2024	3,040	0
JPY	16,500,000	USD	106,228	Citibank N.A.	9-30-2024	7,066	0
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 19

Portfolio of investments—August 31, 2024

Forward foreign currency contracts (continued)
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	425,804	MYR	2,000,000	Morgan Stanley, Inc.	9-30-2024	$0	$(37,707)
USD	151,594	MYR	710,000	Morgan Stanley, Inc.	9-30-2024	0	(12,952)
						$52,049	$(626,239)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year U.S. Treasury Notes	9	12-19-2024	$1,030,375	$1,022,063	$0	$(8,312)
Ultra Long Term U.S. Treasury Bond	17	12-19-2024	2,288,655	2,242,937	0	(45,718)
2-Year U.S. Treasury Notes	139	12-31-2024	28,892,671	28,849,016	0	(43,655)
5-Year U.S. Treasury Notes	130	12-31-2024	14,264,879	14,221,797	0	(43,082)
Short
10-Year Euro BUND Index	(1)	9-6-2024	(143,579)	(148,024)	0	(4,445)
2-Year Euro SCHATZ	(2)	9-6-2024	(232,639)	(234,853)	0	(2,214)
5-Year Euro-BOBL Futures	(4)	9-6-2024	(510,070)	(520,290)	0	(10,220)
Ultra 10-Year U.S. Treasury Notes	(99)	12-19-2024	(11,719,047)	(11,626,313)	92,734	0
					$92,734	$(157,646)
The accompanying notes are an integral part of these financial statements.
20 | Allspring Managed Account

Statement of assets and liabilities—August 31, 2024
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $232,708,922)	$235,166,712
Investments in affiliated securities, at value (cost $13,123,011)	13,123,011
Cash	1,456
Cash at broker segregated for futures contracts	368,000
Segregated cash for forward foreign currency contracts	620,000
Foreign currency, at value (cost $2,734,759)	2,733,797
Receivable for Fund shares sold	15,518,446
Receivable for investments sold	4,348,178
Receivable for interest	1,937,320
Unrealized gains on forward foreign currency contracts	52,049
Receivable for daily variation margin on open futures contracts	43,590
Receivable from manager	10,734
Prepaid expenses and other assets	42,423
Total assets	273,965,716
Liabilities
Payable for when-issued transactions	31,252,344
Payable for investments purchased	12,597,984
Unrealized losses on forward foreign currency contracts	626,239
Payable for daily variation margin on open futures contracts	70,674
Accrued expenses and other liabilities	7,385
Total liabilities	44,554,626
Total net assets	$229,411,090
Net assets consist of
Paid-in capital	$229,143,156
Total distributable earnings	267,934
Total net assets	$229,411,090
Computation of net asset value per share
Net assets	$229,411,090
Shares outstanding[1]	13,351,458
Net asset value per share	$17.18
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 21

Statement of operations—year ended August 31, 2024
Statement of operations
Investment income
Interest (net of foreign withholding taxes of $4,437)	$5,625,515
Income from affiliated securities	178,731
Dividends	27,085
Total investment income	5,831,331
Expenses
Custody and accounting fees	2,461
Professional fees	87,322
Registration fees	36,883
Shareholder report expenses	8,170
Trustees’ fees and expenses	21,658
Other fees and expenses	4,068
Total expenses	160,562
Less: Fee waivers and/or expense reimbursements	(160,562)
Net expenses	0
Net investment income	5,831,331
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	570,269
Foreign currency and foreign currency translations	(11,805)
Forward foreign currency contracts	183,944
Futures contracts	(422,671)
Swap contracts	13,042
Net realized gains on investments	332,779
Net change in unrealized gains (losses) on
Unaffiliated securities	3,994,379
Foreign currency and foreign currency translations	6,538
Forward foreign currency contracts	(518,610)
Futures contracts	(145,285)
Net change in unrealized gains (losses) on investments	3,337,022
Net realized and unrealized gains (losses) on investments	3,669,801
Net increase in net assets resulting from operations	$9,501,132
The accompanying notes are an integral part of these financial statements.
22 | Allspring Managed Account

Statement of changes in net assets
Statement of changes in net assets
	Year ended August 31, 2024		Year ended August 31, 2023
Operations
Net investment income		$5,831,331		$1,039,657
Net realized gains (losses) on investments		332,779		(2,336,202)
Net change in unrealized gains (losses) on investments		3,337,022		1,507,302
Net increase in net assets resulting from operations		9,501,132		210,757
Distributions to shareholders from
Net investment income and net realized gains		(4,894,270)		(984,333)
Capital share transactions	Shares		Shares
Proceeds from shares sold	12,210,521	205,895,895	302,878	5,070,415
Reinvestment of distributions	75,389	1,250,590	56,706	933,806
Payment for shares redeemed	(608,909)	(10,215,126)	0	0
Net increase in net assets resulting from capital share transactions		196,931,359		6,004,221
Total increase in net assets		201,538,221		5,230,645
Net assets
Beginning of period		27,872,869		22,642,224
End of period		$229,411,090		$27,872,869
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 23

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
	2024	2023	2022	2021[1]
Net asset value, beginning of period	$16.65	$17.22	$20.27	$20.00
Net investment income	0.99 [2]	0.76 [2]	0.57	0.14
Net realized and unrealized gains (losses) on investments	0.45	(0.62)	(2.86)	0.13
Total from investment operations	1.44	0.14	(2.29)	0.27
Distributions to shareholders from
Net investment income	(0.91)	(0.71)	(0.72)	0.00
Net realized gains	0.00	0.00	(0.04)	0.00
Total distributions to shareholders	(0.91)	(0.71)	(0.76)	0.00
Net asset value, end of period	$17.18	$16.65	$17.22	$20.27
Total return[3]	8.97%	0.95%	(11.59)%	1.35%
Ratios to average net assets (annualized)
Gross expenses	0.16%	0.69%	0.96%	0.83%
Net expenses[4]	0.00%	0.00%	0.00%	0.00%
Net investment income	5.89%	4.53%	3.04%	2.75%
Supplemental data
Portfolio turnover rate	291%	249%	125%	27%
Net assets, end of period (000s omitted)	$229,411	$27,873	$22,642	$25,337

[1]	For the period from June 2, 2021 (commencement of operations) to August 31, 2021
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]
The manager has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

The accompanying notes are an integral part of these financial statements.
24 | Allspring Managed Account

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Managed Account CoreBuilder Shares - Series CP (the “Fund”) which is a diversified series of the Trust.
The Fund is a special purpose fund intended to be used in combination with selected individual securities to effectively model institutional-level investment strategies. The Fund is intended to help enable certain separately managed account investors to achieve greater diversification than smaller managed accounts might otherwise achieve.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a
Allspring Managed Account | 25

Notes to financial statements
when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of Assets and Liabilities.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the over-the-counter market or centrally cleared (“centrally cleared swaps”)  with a central clearinghouse.
The Fund entered into centrally cleared swaps. In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Upon entering into a centrally cleared swap, the Fund is required to deposit an initial margin with the broker in the form of cash or securities. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is shown as cash segregated for centrally cleared swaps in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) and shown as daily variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are recorded as realized gains (losses) in the Statement of Operations when the contract is closed.
Credit default swaps
The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection
26 | Allspring Managed Account

Notes to financial statements
seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).
The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.
By entering into credit default swap contracts, the Fund is exposed to credit risk. In addition, certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased.  If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Interest income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Paydown gains and losses are included in interest income.
Interest earned on cash balances held at the custodian is recorded as interest income.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the period since commencement of operations are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Allspring Managed Account | 27

Notes to financial statements
As of August 31, 2024, the aggregate cost of all investments for federal income tax purposes was $245,517,401 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$3,475,338
Gross unrealized losses	(1,342,118)
Net unrealized gains	$2,133,220
As of August 31, 2024, the Fund had capital loss carryforwards which consist of $311,505 in short-term capital losses and $2,182,470 in long-term capital losses.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$27,962,455	$0	$27,962,455
Asset-backed securities	0	46,936,227	368,738	47,304,965
Corporate bonds and notes	0	38,077,305	0	38,077,305
Foreign corporate bonds and notes	0	17,067,737	0	17,067,737
Foreign government bonds	0	14,892,253	0	14,892,253
Investment companies	1,641,772	0	0	1,641,772
Loans	0	768,389	150,931	919,320
Non-agency mortgage-backed securities	0	22,449,363	0	22,449,363
U.S. Treasury securities	43,750,516	0	0	43,750,516
Yankee corporate bonds and notes	0	15,468,880	0	15,468,880
Yankee government bonds	0	5,632,146	0	5,632,146
Short-term investments
Investment companies	13,123,011	0	0	13,123,011
	58,515,299	189,254,755	519,669	248,289,723
Forward foreign currency contracts	0	52,049	0	52,049
Futures contracts	92,734	0	0	92,734
Total assets	$58,608,033	$189,306,804	$519,669	$248,434,506
Liabilities
Forward foreign currency contracts	$0	$626,239	$0	$626,239
Futures contracts	157,646	0	0	157,646
Total liabilities	$157,646	$626,239	$0	$783,885
Futures contracts and forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
28 | Allspring Managed Account

Notes to financial statements
At August 31, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
The Trust has entered into an investment management contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The manager is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund. For providing these services, Allspring Funds Management does not receive a fee from the Fund but is entitled to receive fees from separately managed account sponsors of the wrap-fee programs. Out of these fees, Allspring Funds Management pays Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, for its services as the subadviser to the Fund.
Generally, no ordinary operating fees or expenses are charged to the Fund. Allspring Funds Management has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended August 31, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the year ended August 31, 2024 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$346,548,559	$178,875,844	$283,575,281	$38,305,491
6.
DERIVATIVE TRANSACTIONS
During the year ended August 31, 2024, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio. The Fund also entered into forward foreign currency contracts for economic hedging purposes and entered into swap contracts to hedge risks and/or enhance total returns.
The volume of the Fund’s derivative activity during the year ended August 31, 2024 was as follows:
Forward foreign currency contracts
Average contract amounts to buy	$2,345,980
Average contract amounts to sell	17,120,162
Futures contracts
Average notional balance on long futures	$36,442,395
Average notional balance on short futures	8,948,386
Swap contracts
Average notional balance	$28,462
A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined in the following tables.
Allspring Managed Account | 29

Notes to financial statements
The fair value of derivative instruments as of August 31, 2024 by primary risk type was as follows for the Fund:
	Interest rate risk	Foreign currency risk	Total
Asset derivatives
Forward foreign currency contracts	$0	$52,049	$52,049
Futures contracts	92,734 *	0	92,734
	$92,734	$52,049	$144,783
Liability derivatives
Forward foreign currency contracts	$0	$626,239	$626,239
Futures contracts	157,646 *	0	157,646
	$157,646	$626,239	$783,885

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of Investments. For futures contracts, only the current day’s variation margin as of August 31, 2024 is reported separately on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the year ended August 31, 2024 was as follows:
	INTEREST RATE RISK	Credit risk	Foreign currency risk	TOTAL
Net realized gains (losses) on derivatives
Forward foreign currency contracts	$0	$0	$183,944	$183,944
Futures contracts	(422,671)	0	0	(422,671)
Swap contracts	0	13,042	0	13,042
	$(422,671)	$13,042	$183,944	$(225,685)
Net change in unrealized gains (losses) on derivatives
Forward foreign currency contracts	$0	$0	$(518,610)	$(518,610)
Futures contracts	(145,285)	0	0	(145,285)
	$(145,285)	$0	$(518,610)	$(663,895)
For certain types of derivative transactions, the Fund  has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund  to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund  under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, for OTC derivatives is as follows:
Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Citibank N.A.	$52,049	$(52,049)	$0	$0

Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Citibank N.A.	$559,739	$(52,049)	$(507,690)	$0
Morgan Stanley, Inc.	66,500	0	0	66,500

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.
30 | Allspring Managed Account

Notes to financial statements
7.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended August 31
	2024	2023
Ordinary income	$4,894,270	$984,333
As of August 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	Unrealized gains	Capital loss carryforward
$617,417	$2,144,492	$(2,493,975)
8.
CONCENTRATION RISK
Concentration risk exists when a shareholder owns a large amount of shares of the Fund. A fund with a concentration of ownership may be more affected by the investment activity of those shareholders than would be a fund that does not have any ownership concentration. As of August 31, 2024, Allspring Funds Management or one of its affiliates owned 11% of the Fund.
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring Managed Account | 31

Report of independent registered public accounting firm
To the Shareholder of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Managed Account CoreBuilder Shares - Series CP (the Fund), one of the Funds constituting Allspring Funds Trust, including the portfolio of investments, as of August 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the three-year period then ended and the period from June 2, 2021 (commencement of operations) to August 31, 2021. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended and the period from June 2, 2021 to August 31, 2021, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian, transfer agent, agent banks and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
October 24, 2024
32 | Allspring Managed Account

Other information (unaudited)
Other information
Tax information
For the fiscal year ended August 31, 2024, $3,677,508 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
For the fiscal year ended August 31, 2024, 12% of the ordinary income distributed was derived from interest on U.S. government securities.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholder may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Managed Account | 33

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

34 | Allspring Managed Account

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 28-30, 2024 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Managed Account CoreBuilder® Shares – Series CP (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2024, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the absence of compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* The Board also received information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., under a transition services agreement and an update on the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Allspring Managed Account | 35

Other information (unaudited)
Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program, fair valuation designee, and derivatives risk management program manager. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board received and considered information regarding the “zero fee and expense” structure of the Fund. Specifically, the Board noted that the Fund’s gross operating expense ratio and each of its various components, including management fees, administration fees, custody fees, Rule 12b-1 fees, and other fees, were zero. The Board also noted Allspring Funds Management’s representations that the Fund is a special purpose mutual fund for use exclusively within Allspring Funds Management’s separately managed account (“SMA”) advisory business and, as such, Allspring Funds Management would assume and pay or reimburse the Fund under an Expense Assumption Agreement all of the ordinary operating expenses of the Fund, excluding portfolio transaction or other investment related costs, fees payable for services provided by the Fund’s securities lending agent, interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. The Board further noted that Allspring Funds Management is paid a negotiated fee by each SMA sponsor, and that the fee level is identical for all sponsors of SMAs that invest in the Fund.
In light of this unique fee and distribution structure and special purpose of the Fund, the Board does not conduct an investment performance and fee review relative to a peer group or universe. The Board took into account the fee and distribution structure and special purpose of the Fund in deciding to re-approve the Advisory Agreements for the Fund.
Investment management and sub-advisory fee rates
The Board reviewed and considered that the contractual investment management fee rate payable by the Fund to Allspring Funds Management for investment advisory services and fund administration services (the “Management Agreement Rate”) was zero, and also reviewed and considered that the Fund’s other expenses would normally be zero, because of Allspring Funds Management’s commitment to assume and pay or reimburse all of the ordinary operating expenses of the Fund under an Expense Assumption Agreement. The Board also considered that the fee rate payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services was also zero, and that any sub-advisory fees would be paid from the fees Allspring Funds Management receives from SMA sponsors and not by the Fund.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the absence of any compensation payable by the Fund to Allspring Funds Management pursuant to the Management Agreement and by Allspring Funds Management to the Sub-Adviser, in each case, was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
The Board acknowledged that Allspring Funds Management does not earn any fee revenue directly from the Fund, given its zero fee structure. Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
In light of the unique fee structure and special purpose of the Fund, the Board did not conduct an analysis of economies of scale in the context of reviewing the Fund’s Advisory Agreements.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund.
The Board received and considered information about payments that Allspring Funds Management would receive from the SMA sponsors. The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized.

36 | Allspring Managed Account

Other information (unaudited)
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the absence of any compensation payable by the Fund to Allspring Funds Management and by Allspring Funds Management to the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Allspring Managed Account | 37

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
Attn:  Managed Account Services
P.O. Box 1450
Milwaukee, WI 53201
Website: allspringglobal.com
Telephone: 1-888-877-9275

This report and the financial statements contained herein are submitted for the general information of the shareholder of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-888-877-9275 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR4903 08-24

Allspring Short Duration Government Bond Fund
Long Form Financial Statements
Annual Report
August 31, 2024

Allspring Short Duration Government Bond Fund | 1

Portfolio of investments—August 31, 2024
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 68.13%
FHLMC (30 Day Average U.S. SOFR+2.13%)±	4.24%	6-1-2052	$3,822,086	$3,729,651
FHLMC Series 4184 Class FN (30 Day Average U.S. SOFR+0.46%)±	5.82	3-15-2043	1,893,220	1,856,110
FHLMC Series 4272 Class FD (30 Day Average U.S. SOFR+0.46%)±	5.82	11-15-2043	1,545,138	1,525,199
FHLMC Series 4273 Class PF (30 Day Average U.S. SOFR+0.51%)±	5.87	11-15-2043	1,719,189	1,693,371
FHLMC Series 4281 Class FA (30 Day Average U.S. SOFR+0.51%)±	5.87	12-15-2043	1,233,194	1,216,546
FHLMC Series 4303 Class FA (30 Day Average U.S. SOFR+0.46%)±	5.82	2-15-2044	2,677,765	2,627,678
FHLMC Series 5335 Class FB (30 Day Average U.S. SOFR+0.81%)±	6.17	10-15-2039	1,915,698	1,915,979
FHLMC Series 5399 Class FB (30 Day Average U.S. SOFR+0.90%)±	6.25	4-25-2054	5,187,495	5,183,382
FNMA	3.00	8-1-2036	2,466,688	2,356,850
FNMA	3.00	11-1-2039	3,320,962	3,158,594
FNMA	3.50	7-1-2043	1,725,105	1,677,611
FNMA	4.00	3-1-2031	1,466,974	1,453,042
FNMA	4.00	2-1-2034	1,687,139	1,662,640
FNMA	4.00	6-1-2038	3,618,264	3,583,782
FNMA (1 Year Treasury Constant Maturity+2.05%)±	3.93	3-1-2049	2,099,458	2,120,766
FNMA (RFUCCT1Y+1.61%)±	3.44	7-1-2049	16,451,359	15,935,115
FNMA Series 2008-7 Class FA (30 Day Average U.S. SOFR+0.56%)±	5.91	2-25-2038	327,978	325,129
FNMA Series 2010-111 Class KF (30 Day Average U.S. SOFR+0.51%)±	5.86	10-25-2040	3,879,790	3,845,045
FNMA Series 2011-47 Class GF (30 Day Average U.S. SOFR+0.68%)±	6.03	6-25-2041	6,399,767	6,361,979
FNMA Series 2011-55 Class FH (30 Day Average U.S. SOFR+0.55%)±	5.90	6-25-2041	2,026,606	2,000,000
FNMA Series 2011-58 Class F (30 Day Average U.S. SOFR+0.58%)±	5.93	7-25-2041	1,497,347	1,480,444
FNMA Series 2012-9 Class CF (30 Day Average U.S. SOFR+0.56%)±	5.91	2-25-2042	6,665,854	6,579,378
FNMA Series 2016-10 Class FA (30 Day Average U.S. SOFR+0.46%)±	5.81	3-25-2046	1,225,131	1,207,574
FNMA Series 2016-3 Class FB (30 Day Average U.S. SOFR+0.46%)±	5.81	2-25-2046	2,836,722	2,805,694
FNMA Series 2016-61 Class BF (30 Day Average U.S. SOFR+0.51%)±	5.86	9-25-2046	1,258,675	1,244,789
FNMA Series 2016-69 Class DF (30 Day Average U.S. SOFR+0.51%)±	5.86	10-25-2046	995,374	984,043
FNMA Series 2016-81 Class FA (30 Day Average U.S. SOFR+0.46%)±	5.81	11-25-2046	1,385,793	1,366,735
FNMA Series 2016-90 Class FA (30 Day Average U.S. SOFR+0.51%)±	5.86	12-25-2046	3,223,100	3,184,583
FNMA Series 2017-11 Class FA (30 Day Average U.S. SOFR+0.51%)±	5.86	3-25-2047	1,374,216	1,355,134
FNMA Series 2017-113 Class FB (30 Day Average U.S. SOFR+0.36%)±	5.71	1-25-2048	1,278,210	1,253,726
FNMA Series 2017-35 Class MC	2.63	12-25-2044	5,401,937	5,186,789
FNMA Series 2017-82 Class FE (30 Day Average U.S. SOFR+0.36%)±	5.71	10-25-2047	4,639,961	4,607,766
FNMA Series 2017-9 Class EF (30 Day Average U.S. SOFR+0.51%)±	5.86	3-25-2047	1,489,137	1,469,474
FNMA Series 2018-1 Class FA (30 Day Average U.S. SOFR+0.36%)±	5.71	2-25-2048	2,226,757	2,185,022
FNMA Series 2018-1 Class FB (30 Day Average U.S. SOFR+0.36%)±	5.71	2-25-2048	6,221,652	6,113,218
FNMA Series 2018-38 Class FA (30 Day Average U.S. SOFR+0.41%)±	5.76	6-25-2048	1,042,943	1,015,031
FNMA Series 2020-37 Class DA	1.50	6-25-2050	1,662,132	1,464,931
FNMA Series 2023-38 Class FC (30 Day Average U.S. SOFR+0.66%)±	6.01	6-25-2040	1,903,821	1,888,109
FNMA Series 2023-38 Class FD (30 Day Average U.S. SOFR+0.86%)±	6.21	10-25-2039	3,779,242	3,789,002
GNMA Series 2014-100 Class LP	2.50	10-16-2043	2,295,004	2,181,135
GNMA Series 2014-76 Class BP	2.25	1-20-2040	4,032,451	3,772,975
GNMA Series 2016-167 Class AC	2.25	3-20-2039	2,008,661	1,865,176
GNMA Series 2024-4 Class JA	3.00	4-20-2045	1,972,596	1,888,725
Total agency securities (Cost $124,338,117)				123,117,922
The accompanying notes are an integral part of these financial statements.
2 | Allspring Short Duration Government Bond Fund

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
Asset-backed securities: 6.34%
Honda Auto Receivables Owner Trust Series 2024-3 Class A4	4.51%	11-21-2030	$977,000	$982,382
Hyundai Auto Lease Securitization Trust Series 2023-C Class A4144A	5.84	9-15-2027	1,079,000	1,095,758
Navient Private Education Refinance Loan Trust Series 2020-GA Class A144A	1.17	9-16-2069	882,812	812,335
Nelnet Student Loan Trust Series 2004-4 Class A5 (90 Day Average U.S. SOFR+0.42%)±	5.78	1-25-2037	744,987	741,144
SBNA Auto Receivables Trust Series 2024-A Class A3144A	5.32	12-15-2028	1,060,000	1,066,688
SFS Auto Receivables Securitization Trust Series 2024-1A Class A4144A	4.94	1-21-2031	1,055,000	1,066,234
SoFi Professional Loan Program LLC Series 2020-C Class AFX144A	1.95	2-15-2046	458,755	424,272
Synchrony Card Funding LLC Series 2024-A1 Class A	5.04	3-15-2030	1,054,000	1,069,035
Synchrony Card Funding LLC Series 2024-A2 Class A	4.93	7-15-2030	1,000,000	1,015,616
T-Mobile U.S. Trust Series 2024-1A Class A144A	5.05	9-20-2029	1,048,000	1,058,391
WF Card Issuance Trust Series 2024-A1 Class A	4.94	2-15-2029	1,060,000	1,076,946
World Financial Network Credit Card Master Trust Series 2024-A Class A	5.47	2-15-2031	1,026,000	1,048,232
Total asset-backed securities (Cost $11,442,488)				11,457,033
Non-agency mortgage-backed securities: 1.80%
Angel Oak Mortgage Trust Series 2020-5 Class A1144A±±	1.37	5-25-2065	422,248	397,746
Bunker Hill Loan Depositary Trust Series 2019-2 Class A1144A±±	2.88	7-25-2049	327,889	317,685
BX Commercial Mortgage Trust Series 2021-VOLT Class A (U.S. SOFR 1 Month+0.81%)144A±	6.15	9-15-2036	1,489,000	1,475,076
Verus Securitization Trust Series 2019-4 Class A1144A±±	3.64	11-25-2059	107,894	105,762
Verus Securitization Trust Series 2019-INV3 Class A1144A±±	3.69	11-25-2059	231,623	227,340
Verus Securitization Trust Series 2021-3 Class A1144A±±	1.05	6-25-2066	845,244	721,806
Total non-agency mortgage-backed securities (Cost $3,423,898)				3,245,415
U.S. Treasury securities: 23.07%
U.S. Treasury Notes	0.38	1-31-2026	1,000,000	948,750
U.S. Treasury Notes	0.75	4-30-2026	3,409,000	3,230,294
U.S. Treasury Notes	1.13	10-31-2026	1,156,000	1,090,162
U.S. Treasury Notes%%	3.75	8-31-2026	9,020,000	8,990,051
U.S. Treasury Notes	3.75	8-15-2027	3,890,000	3,885,745
U.S. Treasury Notes	4.38	7-31-2026	7,277,000	7,331,578
U.S. Treasury Notes	4.63	2-28-2026	267,000	268,919
U.S. Treasury Notes##	4.88	11-30-2025	15,818,000	15,935,399
Total U.S. Treasury securities (Cost $41,597,510)				41,680,898
The accompanying notes are an integral part of these financial statements.
Allspring Short Duration Government Bond Fund | 3

Portfolio of investments—August 31, 2024

		Yield	Shares	Value
Short-term investments: 4.47%
Investment companies: 4.47%
Allspring Government Money Market Fund Select Class♠∞##		5.23%	8,081,778	$8,081,778
Total short-term investments (Cost $8,081,778)				8,081,778
Total investments in securities (Cost $188,883,791)	103.81%			187,583,046
Other assets and liabilities, net	(3.81)			(6,887,648)
Total net assets	100.00%			$180,695,398

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

%%	The security is purchased on a when-issued basis.
##	All or a portion of this security is segregated as collateral for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$4,619,516	$173,912,514	$(170,450,252)	$0	$0	$8,081,778	8,081,778	$368,245
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	388	12-31-2024	$80,615,817	$80,528,188	$0	$(87,629)
Short
Ultra 10-Year U.S. Treasury Notes	(49)	12-19-2024	(5,804,120)	(5,754,438)	49,682	0
5-Year U.S. Treasury Notes	(131)	12-31-2024	(14,369,619)	(14,331,195)	38,424	0
					$88,106	$(87,629)
The accompanying notes are an integral part of these financial statements.
4 | Allspring Short Duration Government Bond Fund

Statement of assets and liabilities—August 31, 2024
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $180,802,013)	$179,501,268
Investments in affiliated securities, at value (cost $8,081,778)	8,081,778
Cash	2,112
Cash at broker segregated for futures contracts	1,174,000
Receivable for interest	716,211
Principal paydown receivable	316,149
Receivable for Fund shares sold	243,466
Receivable for daily variation margin on open futures contracts	48,048
Prepaid expenses and other assets	107,451
Total assets	190,190,483
Liabilities
Payable for when-issued transactions	9,003,196
Payable for Fund shares redeemed	204,018
Dividends payable	140,832
Payable for daily variation margin on open futures contracts	58,265
Management fee payable	31,516
Administration fees payable	13,860
Shareholder servicing fee payable	9,235
Trustees’ fees and expenses payable	4,502
Distribution fee payable	694
Accrued expenses and other liabilities	28,967
Total liabilities	9,495,085
Total net assets	$180,695,398
Net assets consist of
Paid-in capital	$310,283,808
Total distributable loss	(129,588,410)
Total net assets	$180,695,398
The accompanying notes are an integral part of these financial statements.
Allspring Short Duration Government Bond Fund | 5

Statement of assets and liabilities—August 31, 2024
Statement of assets and liabilities
Computation of net asset value and offering price per share
Net assets–Class A	$21,664,142
Shares outstanding–Class A1	2,419,469
Net asset value per share–Class A	$8.95
Maximum offering price per share – Class A2	$9.13
Net assets–Class C	$1,032,008
Shares outstanding–Class C1	115,085
Net asset value per share–Class C	$8.97
Net assets–Class R6	$33,121,863
Shares outstanding–Class R6[1]	3,686,490
Net asset value per share–Class R6	$8.98
Net assets–Administrator Class	$17,740,847
Shares outstanding–Administrator Class[1]	1,977,458
Net asset value per share–Administrator Class	$8.97
Net assets–Institutional Class	$107,136,538
Shares outstanding–Institutional Class[1]	11,948,943
Net asset value per share–Institutional Class	$8.97
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/98 of net asset value. On investments of $100,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
6 | Allspring Short Duration Government Bond Fund

Statement of operations—year ended August 31, 2024
Statement of operations
Investment income
Interest	$9,589,506
Income from affiliated securities	368,245
Total investment income	9,957,751
Expenses
Management fee	710,827
Administration fees
Class A	34,561
Class C	1,830
Class R6	10,002
Administrator Class	18,049
Institutional Class	101,955
Shareholder servicing fees
Class A	57,601
Class C	3,029
Administrator Class	44,817
Distribution fee
Class C	9,086
Custody and accounting fees	12,718
Professional fees	81,918
Registration fees	57,934
Shareholder report expenses	31,468
Trustees’ fees and expenses	26,202
Other fees and expenses	16,623
Total expenses	1,218,620
Less: Fee waivers and/or expense reimbursements
Fund-level	(185,215)
Class A	(538)
Class R6	(10,002)
Administrator Class	(22,588)
Institutional Class	(42,930)
Net expenses	957,347
Net investment income	9,000,404
Realized and unrealized gains (losses) on investments
Net realized losses on
Unaffiliated securities	(291,229)
Futures contracts	(211,979)
Net realized losses on investments	(503,208)
Net change in unrealized gains (losses) on
Unaffiliated securities	4,912,598
Futures contracts	(57,985)
Net change in unrealized gains (losses) on investments	4,854,613
Net realized and unrealized gains (losses) on investments	4,351,405
Net increase in net assets resulting from operations	$13,351,809
The accompanying notes are an integral part of these financial statements.
Allspring Short Duration Government Bond Fund | 7

Statement of changes in net assets
Statement of changes in net assets
	Year ended August 31, 2024		Year ended August 31, 2023
Operations
Net investment income		$9,000,404		$9,590,844
Net realized losses on investments		(503,208)		(19,966,445)
Net change in unrealized gains (losses) on investments		4,854,613		9,792,335
Net increase (decrease) in net assets resulting from operations		13,351,809		(583,266)
Distributions to shareholders from
Net investment income and net realized gains
Class A		(1,020,743)		(776,407)
Class C		(44,738)		(44,066)
Class R6		(1,608,568)		(1,313,290)
Administrator Class		(829,934)		(678,320)
Institutional Class		(6,084,825)		(8,064,585)
Total distributions to shareholders		(9,588,808)		(10,876,668)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	261,142	2,303,848	103,898	921,903
Class C	5,147	45,487	6,088	54,117
Class R6	337,857	3,008,147	410,399	3,651,257
Administrator Class	19,931	176,330	251,249	2,249,946
Institutional Class	3,383,619	30,011,790	5,726,191	50,821,066
		35,545,602		57,698,289
Reinvestment of distributions
Class A	110,384	975,888	84,224	744,518
Class C	5,062	44,738	4,977	44,063
Class R6	158,965	1,410,127	131,680	1,168,038
Administrator Class	93,268	826,113	75,932	672,494
Institutional Class	538,647	4,768,526	758,037	6,713,571
		8,025,392		9,342,684
Payment for shares redeemed
Class A	(601,660)	(5,332,995)	(946,327)	(8,379,462)
Class C	(61,491)	(543,013)	(132,017)	(1,173,532)
Class R6	(914,635)	(8,103,128)	(1,192,121)	(10,595,972)
Administrator Class	(253,920)	(2,243,776)	(1,214,436)	(10,771,868)
Institutional Class	(7,604,549)	(67,339,672)	(27,736,964)	(245,586,462)
		(83,562,584)		(276,507,296)
Net decrease in net assets resulting from capital share transactions		(39,991,590)		(209,466,323)
Total decrease in net assets		(36,228,589)		(220,926,257)
Net assets
Beginning of period		216,923,987		437,850,244
End of period		$180,695,398		$216,923,987
The accompanying notes are an integral part of these financial statements.
8 | Allspring Short Duration Government Bond Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Class A	2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.78	$9.04	$9.71	$9.85	$9.73
Net investment income	0.37 [1]	0.22 [1]	0.04 [1]	0.00 [1,2]	0.15
Net realized and unrealized gains (losses) on investments	0.20	(0.22)	(0.59)	(0.04)	0.18
Total from investment operations	0.57	0.00	(0.55)	(0.04)	0.33
Distributions to shareholders from
Net investment income	(0.40)	(0.26)	(0.12)	(0.10)	(0.21)
Net asset value, end of period	$8.95	$8.78	$9.04	$9.71	$9.85
Total return[3]	6.57%	0.02%	(5.65)%	(0.45)%	3.41%
Ratios to average net assets (annualized)
Gross expenses	0.86%	0.83%	0.79%	0.79%	0.81%
Net expenses	0.77%	0.78%	0.78%	0.78%	0.78%
Net investment income	4.17%	2.53%	0.38%	0.01%	1.32%
Supplemental data
Portfolio turnover rate	200%	350%	367%	294%	395%
Net assets, end of period (000s omitted)	$21,664	$23,260	$30,817	$67,959	$60,425

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Short Duration Government Bond Fund | 9

Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Class C	2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.79	$9.06	$9.72	$9.87	$9.75
Net investment income (loss)	0.30 [1]	0.16 [1]	(0.03)[1]	(0.07)[1]	0.07
Net realized and unrealized gains (losses) on investments	0.21	(0.24)	(0.58)	(0.06)	0.18
Total from investment operations	0.51	(0.08)	(0.61)	(0.13)	0.25
Distributions to shareholders from
Net investment income	(0.33)	(0.19)	(0.05)	(0.02)	(0.13)
Net asset value, end of period	$8.97	$8.79	$9.06	$9.72	$9.87
Total return[2]	5.89%	(0.84)%	(6.26)%	(1.29)%	2.64%
Ratios to average net assets (annualized)
Gross expenses	1.61%	1.57%	1.53%	1.54%	1.56%
Net expenses	1.52%	1.53%	1.52%	1.53%	1.53%
Net investment income (loss)	3.39%	1.75%	(0.34)%	(0.69)%	0.61%
Supplemental data
Portfolio turnover rate	200%	350%	367%	294%	395%
Net assets, end of period (000s omitted)	$1,032	$1,463	$2,602	$4,963	$8,868

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
10 | Allspring Short Duration Government Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Class R6	2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.81	$9.07	$9.74	$9.89	$9.77
Net investment income	0.40 [1]	0.26 [1]	0.09	0.04	0.19
Net realized and unrealized gains (losses) on investments	0.20	(0.22)	(0.60)	(0.05)	0.18
Total from investment operations	0.60	0.04	(0.51)	(0.01)	0.37
Distributions to shareholders from
Net investment income	(0.43)	(0.30)	(0.16)	(0.14)	(0.25)
Net asset value, end of period	$8.98	$8.81	$9.07	$9.74	$9.89
Total return[2]	6.99%	0.43%	(5.24)%	(0.13)%	3.83%
Ratios to average net assets (annualized)
Gross expenses	0.49%	0.45%	0.42%	0.41%	0.43%
Net expenses	0.37%	0.37%	0.37%	0.37%	0.37%
Net investment income	4.56%	2.95%	0.93%	0.42%	1.77%
Supplemental data
Portfolio turnover rate	200%	350%	367%	294%	395%
Net assets, end of period (000s omitted)	$33,122	$36,155	$43,142	$47,471	$48,371

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Short Duration Government Bond Fund | 11

Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Administrator Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.80	$9.06	$9.73	$9.87	$9.75
Net investment income	0.38 [1]	0.24 [1]	0.06	0.02 [1]	0.16 [1]
Net realized and unrealized gains (losses) on investments	0.20	(0.22)	(0.59)	(0.05)	0.19
Total from investment operations	0.58	0.02	(0.53)	(0.03)	0.35
Distributions to shareholders from
Net investment income	(0.41)	(0.28)	(0.14)	(0.11)	(0.23)
Net asset value, end of period	$8.97	$8.80	$9.06	$9.73	$9.87
Total return[2]	6.75%	0.20%	(5.47)%	(0.26)%	3.60%
Ratios to average net assets (annualized)
Gross expenses	0.81%	0.76%	0.73%	0.73%	0.75%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	4.33%	2.67%	0.68%	0.20%	1.54%
Supplemental data
Portfolio turnover rate	200%	350%	367%	294%	395%
Net assets, end of period (000s omitted)	$17,741	$18,632	$27,229	$32,375	$36,262

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
12 | Allspring Short Duration Government Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Institutional Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.79	$9.06	$9.72	$9.87	$9.75
Net investment income	0.40 [1]	0.25 [1]	0.07 [1]	0.04 [1]	0.17
Net realized and unrealized gains (losses) on investments	0.21	(0.23)	(0.57)	(0.06)	0.19
Total from investment operations	0.61	0.02	(0.50)	(0.02)	0.36
Distributions to shareholders from
Net investment income	(0.43)	(0.29)	(0.16)	(0.13)	(0.24)
Net asset value, end of period	$8.97	$8.79	$9.06	$9.72	$9.87
Total return[2]	7.06%	0.27%	(5.20)%	(0.19)%	3.78%
Ratios to average net assets (annualized)
Gross expenses	0.54%	0.49%	0.46%	0.46%	0.48%
Net expenses	0.42%	0.42%	0.42%	0.42%	0.42%
Net investment income	4.51%	2.81%	0.79%	0.37%	1.72%
Supplemental data
Portfolio turnover rate	200%	350%	367%	294%	395%
Net assets, end of period (000s omitted)	$107,137	$137,415	$334,060	$570,276	$451,715

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Short Duration Government Bond Fund | 13

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Short Duration Government Bond Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are
14 | Allspring Short Duration Government Bond Fund

Notes to financial statements
repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased.  If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of August 31, 2024, the aggregate cost of all investments for federal income tax purposes was $188,988,063 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$607,699
Gross unrealized losses	(2,012,239)
Net unrealized losses	$(1,404,540)
As of August 31, 2024, the Fund had capital loss carryforwards which consist of $59,741,463 in short-term capital losses and $68,442,673 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Short Duration Government Bond Fund | 15

Notes to financial statements
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$123,117,922	$0	$123,117,922
Asset-backed securities	0	11,457,033	0	11,457,033
Non-agency mortgage-backed securities	0	3,245,415	0	3,245,415
U.S. Treasury securities	41,680,898	0	0	41,680,898
Short-term investments
Investment companies	8,081,778	0	0	8,081,778
	49,762,676	137,820,370	0	187,583,046
Futures contracts	88,106	0	0	88,106
Total assets	$49,850,782	$137,820,370	$0	$187,671,152
Liabilities
Futures contracts	$87,629	$0	$0	$87,629
Total liabilities	$87,629	$0	$0	$87,629
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At August 31, 2024, an agency security with a market value of $3,789,002 was transferred from Level 3 to Level 2 due to an increase in the number of market contributors.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.350%
Next $4 billion	0.325
Next $3 billion	0.290
Next $2 billion	0.265
Over $10 billion	0.255
For the year ended August 31, 2024, the management fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As
16 | Allspring Short Duration Government Bond Fund

Notes to financial statements
compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through December 31, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of August 31, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.77%
Class C	1.52
Class R6	0.37
Administrator Class	0.60
Institutional Class	0.42
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended August 31, 2024, Allspring Funds Distributor received $177 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the year ended August 31, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class and are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended August 31, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the year ended August 31, 2024 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$384,415,287	$10,403,117	$382,676,966	$13,761,476
Allspring Short Duration Government Bond Fund | 17

Notes to financial statements
6.
DERIVATIVE TRANSACTIONS
During the year ended August 31, 2024, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio. The Fund had an average notional amount of $103,676,733 in long futures contracts and $25,268,305 in short futures contracts during the year ended August 31, 2024.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $275,000,000 (prior to July 9, 2024: $350,000,000), revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended August 31, 2024, there were no borrowings by the Fund under the agreement.
8.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended August 31
	2024	2023
Ordinary income	$9,588,808	$10,876,668
As of August 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	Unrealized losses	Capital loss carryforward
$141,098	$(1,404,540)	$(128,184,136)
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
18 | Allspring Short Duration Government Bond Fund

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Short Duration Government Bond Fund (the Fund), one of the Funds constituting Allspring Funds Trust, including the portfolio of investments, as of August 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
October 24, 2024
Allspring Short Duration Government Bond Fund | 19

Other information (unaudited)
Other information
Tax information
For the fiscal year ended August 31, 2024, $9,600,045 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
For the fiscal year ended August 31, 2024, 8% of the ordinary income distributed was derived from interest on U.S. government securities.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

20 | Allspring Short Duration Government Bond Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Allspring Short Duration Government Bond Fund | 21

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 28-30, 2024 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Short Duration Government Bond Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2024, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* The Board also received information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., under a transition services agreement and an update on the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

22 | Allspring Short Duration Government Bond Fund

Other information (unaudited)
Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program, fair valuation designee, and derivatives risk management program manager. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2023. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than or in range of the average investment performance of the Universe for all periods under review, except for the three-year period under review. The Board also noted that the investment performance of the Fund was lower than the investment performance of its benchmark index, the Bloomberg U.S. 1-3 Year Government Bond Index, for all periods under review, except for the one-year period under review.
The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for the periods identified above. The Board noted that it had approved changing the Fund’s principal investment strategy at the February 2024 Board meeting in order to reduce the maximum amount of the Fund’s non-government mortgage- and asset-backed securities and to increase the minimum amount of the Fund’s exposure to government securities, and that performance results prior to the change did not reflect the revised strategy. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions and market factors that affected the Fund’s investment performance.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for each share class.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than or in range of the sum of these average rates for the Fund’s expense Groups for each share class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Allspring Short Duration Government Bond Fund | 23

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

24 | Allspring Short Duration Government Bond Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR0932 08-24

Allspring Short-Term Bond Plus Fund
Long Form Financial Statements
Annual Report
August 31, 2024

Allspring Short-Term Bond Plus Fund | 1

Portfolio of investments—August 31, 2024
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 12.66%
FHLMC	4.00%	5-1-2025	$26,560	$26,363
FHLMC Multifamily Structured Pass-Through Certificates Series Q004 Class AFL (12 Month Treasury Average+0.74%)±	5.86	5-25-2044	232,011	232,045
FHLMC Structured Pass-Through Certificates Series T-42 Class A6	9.50	2-25-2042	179,894	205,565
FHLMC Structured Pass-Through Certificates Series T-57 Class 2A1±±	4.58	7-25-2043	42,653	40,316
FHLMC Structured Pass-Through Certificates Series T-59 Class 2A1±±	3.95	10-25-2043	429,755	373,229
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.45	4-1-2038	58,893	60,719
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	7.13	4-1-2032	9,651	9,852
FHLMC (3 Year Treasury Constant Maturity+2.09%)±	2.96	5-1-2026	113	112
FHLMC (RFUCCT1Y+1.91%)±	6.16	9-1-2031	1,431	1,448
FHLMC Series 2597 Class AE	5.50	4-15-2033	4,326	4,325
FHLMC Series 3735 Class KL	3.50	10-15-2025	28,381	28,084
FNMA%%	5.00	9-15-2039	6,100,000	6,143,742
FNMA	6.00	3-1-2033	34,933	35,566
FNMA	6.50	8-1-2031	82,508	84,953
FNMA%%	7.00	9-15-2054	6,085,000	6,318,892
FNMA	9.00	11-1-2024	765	762
FNMA (1 Year Treasury Constant Maturity+1.27%)±	5.40	8-1-2034	32,970	32,775
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.34	11-1-2031	12,244	12,415
FNMA (1 Year Treasury Constant Maturity+2.28%)±	6.74	8-1-2036	270,238	279,983
FNMA (RFUCCT1Y+1.77%)±	6.66	7-1-2044	184,992	190,124
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	9,837	10,728
FNMA Series 2002-T12 Class A4	9.50	5-25-2042	268,761	280,613
FNMA Series 2003-W11 Class A1±±	7.72	6-25-2033	3,344	3,384
FNMA Series 2003-W6 Class 6A±±	4.42	8-25-2042	190,079	185,048
FNMA Series 2003-W6 Class PT4±±	8.35	10-25-2042	26,677	28,755
FNMA Series 2005-84 Class MB	5.75	10-25-2035	56,708	58,069
FNMA Series 2006-W1 Class 2AF2 (30 Day Average U.S. SOFR+0.30%)±	5.65	2-25-2046	796,538	788,326
FNMA Series 2011-48 Class CN±±	4.00	6-25-2026	41,135	40,665
GNMA%%	5.50	9-15-2054	15,655,000	15,757,655
GNMA%%	6.00	9-15-2054	18,500,000	18,773,170
GNMA%%	6.50	9-15-2054	29,485,000	30,114,183
GNMA Series 2005-27 Class PA	4.50	4-20-2035	12,897	12,738
Total agency securities (Cost $79,994,286)				80,134,604
Asset-backed securities: 11.57%
ACHM Trust Series 2023-HE2 Class A144A±±	7.50	10-25-2038	1,713,731	1,824,843
Aqua Finance Trust Series 2021-A Class A144A	1.54	7-17-2046	1,157,197	1,057,686
Avis Budget Rental Car Funding AESOP LLC Series 2019-2A Class A144A	3.35	9-22-2025	721,667	720,826
Avis Budget Rental Car Funding AESOP LLC Series 2020-1A Class B144A	2.68	8-20-2026	2,220,000	2,169,635
BHG Securitization Trust Series 2021-A Class A144A	1.42	11-17-2033	758,111	733,274
The accompanying notes are an integral part of these financial statements.
2 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
BHG Securitization Trust Series 2021-A Class B144A	2.79%	11-17-2033	$1,335,000	$1,254,652
Black Diamond CLO Ltd. Series 2017-1A Class A1AR (U.S. SOFR 3 Month+1.31%)144A±	6.59	4-24-2029	90,214	90,233
Bojangles Issuer LLC Series 2020-1A Class A2144A	3.83	10-20-2050	2,186,062	2,107,990
BRAVO Residential Funding Trust Series 2021-HE2 Class A1 (30 Day Average U.S. SOFR+0.75%)144A±	6.10	11-25-2069	1,083,513	1,079,325
Cajun Global LLC Series 2021-1 Class A2144A	3.93	11-20-2051	970,000	901,880
Carvana Auto Receivables Trust Series 2021-P3 Class A3	0.70	11-10-2026	1,452,703	1,428,266
CFMT LLC Series 2021-AL1 Class B144A	1.39	9-22-2031	465,858	464,448
CIFC Funding Ltd. Series 2018-1A Class A (U.S. SOFR 3 Month+1.26%)144A±	6.54	4-18-2031	2,722,577	2,724,671
Cogent Ipv4 LLC Series 2024-1A Class A2144A	7.92	5-25-2054	915,000	953,694
Commonbond Student Loan Trust Series 2018-BGS Class A1144A	3.56	9-25-2045	587,426	557,160
Contimortgage Home Equity Loan Trust Series 1996-2 Class IOƒ±±	0.00	7-15-2027	344,689	4,304
CPS Auto Receivables Trust Series 2021-A Class D144A	1.16	12-15-2026	1,506,806	1,491,044
DataBank Issuer LLC Series 2024-1A Class A2144A	5.30	1-26-2054	2,760,000	2,694,486
Domino’s Pizza Master Issuer LLC Series 2015-1A Class A2II144A	4.47	10-25-2045	3,060,750	3,026,431
Dryden 72 CLO Ltd. Series 2019-72A Class CR (U.S. SOFR 3 Month+2.11%)144A±	7.23	5-15-2032	1,000,000	998,478
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 (U.S. SOFR 1 Month+1.24%)±	6.58	9-25-2033	89,495	88,261
Exeter Automobile Receivables Trust Series 2021-3A Class C	0.96	10-15-2026	379,134	376,674
FIGRE Trust Series 2023-HE2 Class A144A±±	6.51	5-25-2053	1,263,239	1,294,128
FirstKey Homes Trust Series 2021-SFR1 Class C144A	1.89	8-17-2038	1,835,000	1,717,450
FirstKey Homes Trust Series 2021-SFR2 Class B144A	1.61	9-17-2038	2,235,000	2,095,751
Five Guys Holdings, Inc. Series 2023-1A Class A2144A	7.55	1-26-2054	615,000	647,879
FREED Mortgage Trust Series 2022-HE1 Class A144A	7.00	10-25-2037	1,586,862	1,618,687
FS Rialto Issuer LLC Series 2021-FL3 Class B (U.S. SOFR 1 Month+1.91%)144A±	7.25	11-16-2036	2,000,000	1,967,958
Harley-Davidson Motorcycle Trust Series 2023-B Class A3	5.69	8-15-2028	1,120,000	1,137,319
Hertz Vehicle Financing LLC Series 2021-1A Class A144A	1.21	12-26-2025	1,550,000	1,536,728
HGI CRE CLO Ltd. Series 2021-FL1 Class A (U.S. SOFR 1 Month+1.16%)144A±	6.50	6-16-2036	264,940	263,380
HGI CRE CLO Ltd. Series 2021-FL2 Class C (U.S. SOFR 1 Month+1.91%)144A±	7.25	9-17-2036	1,000,000	972,735
Jonah Energy ABS I LLC Series 2022-1 Class A1144A	7.20	12-10-2037	2,040,794	2,058,055
MF1 Ltd. Series 2021-FL7 Class A (U.S. SOFR 1 Month+1.19%)144A±	6.54	10-16-2036	212,990	211,592
MF1 Ltd. Series 2022-FL8 Class A (U.S. SOFR 1 Month+1.35%)144A±	6.69	2-19-2037	3,680,921	3,642,963
MF1 Multifamily Housing Mortgage Loan Trust Series 2021- FL5 Class A (U.S. SOFR 1 Month+0.96%)144A±	6.30	7-15-2036	510,299	507,589
MNR ABS Issuer I LLC‡	8.12	12-15-2038	898,032	907,012
Navient Private Education Refinance Loan Trust Series 2021-EA Class A144A	0.97	12-16-2069	1,775,057	1,562,391
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Bond Plus Fund | 3

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
NBC Funding LLC Series 2024-1A Class A2144A	6.75%	7-30-2054	$2,180,000	$2,241,022
Octane Receivables Trust Series 2021-1A Class A144A	0.93	3-22-2027	8,622	8,601
Octane Receivables Trust Series 2022-2A Class A144A	5.11	2-22-2028	464,907	464,017
Octane Receivables Trust Series 2023-1A Class A144A	5.87	5-21-2029	307,751	308,690
Octane Receivables Trust Series 2023-1A Class B144A	5.96	7-20-2029	645,000	651,579
Pagaya AI Debt Selection Trust Series 2021-HG1 Class A144A	1.22	1-16-2029	357,288	352,168
Pagaya AI Debt Trust Series 2023-1 Class A144A	7.56	7-15-2030	721,845	724,245
Prodigy Finance DAC Series 2021-1A Class A (U.S. SOFR 1 Month+1.36%)144A±	6.64	7-25-2051	827,295	822,794
RCKT Mortgage Trust Series 2023-CES3 Class A1A144A±±	7.11	11-25-2043	1,750,182	1,783,250
RR 5 Ltd. Series 2018-5A Class A1R (U.S. SOFR 3 Month+1.50%)144A±	6.82	7-15-2039	2,500,000	2,509,988
Santander Bank Auto Credit-Linked Notes Series 2022-A Class D144A	9.97	5-15-2032	2,000,000	2,069,352
Service Experts Issuer LLC Series 2021-1A Class A144A	2.67	2-2-2032	1,327,469	1,278,825
SLM Student Loan Trust Series 2003-10A Class A4 (90 Day Average U.S. SOFR+0.93%)144A±	6.28	12-17-2068	1,533,470	1,529,316
SLM Student Loan Trust Series 2013-1 Class A3 (30 Day Average U.S. SOFR+0.66%)±	6.01	5-26-2055	463,599	456,711
Sound Point CLO Ltd. Series 2015-1RA Class BR (U.S. SOFR 3 Month+1.81%)144A±	7.11	4-15-2030	2,660,000	2,660,099
Sound Point CLO VIII-R Ltd. Series 2015-1RA Class AR (U.S. SOFR 3 Month+1.34%)144A±	6.64	4-15-2030	175,014	175,112
SpringCastle America Funding LLC Series 2020-AA Class A144A	1.97	9-25-2037	564,564	519,486
Store Master Funding I-VII Series 2018-1A Class A2144A	4.29	10-20-2048	947,954	925,274
THL Credit Wind River CLO Ltd. Series 2013-2A Class AR2 (U.S. SOFR 3 Month+1.26%)144A±	6.54	10-18-2030	1,197,983	1,198,607
Venture XXIX CLO Ltd. Series 2017-29A Class AR (U.S. SOFR 3 Month+1.25%)144A±	6.37	9-7-2030	1,572,483	1,573,159
Zais CLO 6 Ltd. Series 2017-1A Class CR (U.S. SOFR 3 Month+2.91%)144A±	8.21	7-15-2029	2,050,000	2,053,261
Total asset-backed securities (Cost $73,810,215)				73,195,434
Corporate bonds and notes: 33.41%
Basic materials: 1.34%
Chemicals: 0.94%
International Flavors & Fragrances, Inc.144A	1.23	10-1-2025	3,000,000	2,879,231
Solvay Finance America LLC144A	5.65	6-4-2029	3,000,000	3,095,949
				5,975,180
Mining: 0.40%
Glencore Funding LLC144A	5.40	5-8-2028	2,465,000	2,509,195
Communications: 1.18%
Internet: 0.48%
Meta Platforms, Inc.	4.30	8-15-2029	3,000,000	3,020,288
The accompanying notes are an integral part of these financial statements.
4 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
Media: 0.52%
Charter Communications Operating LLC/Charter Communications Operating Capital	6.10%	6-1-2029	$1,240,000	$1,281,140
Charter Communications Operating LLC/Charter Communications Operating Capital	6.15	11-10-2026	2,000,000	2,048,972
				3,330,112
Telecommunications: 0.18%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC144A	4.74	3-20-2025	375,000	373,926
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC144A	5.15	3-20-2028	750,000	753,877
				1,127,803
Consumer, cyclical: 6.90%
Airlines: 0.49%
American Airlines Pass-Through Trust Series 2017-2 Class B	3.70	10-15-2025	1,180,089	1,157,694
Delta Air Lines, Inc./SkyMiles IP Ltd.144A	4.50	10-20-2025	1,022,916	1,018,898
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.144A	11.00	4-15-2029	540,000	549,612
United Airlines Pass-Through Trust Series 2020-1 Class B	4.88	1-15-2026	366,120	361,576
				3,087,780
Apparel: 0.84%
Michael Kors USA, Inc.144A	4.25	11-1-2024	2,241,000	2,229,224
Tapestry, Inc.	7.00	11-27-2026	3,000,000	3,094,476
				5,323,700
Auto manufacturers: 2.77%
BMW U.S. Capital LLC144A	4.65	8-13-2026	3,495,000	3,509,130
Ford Motor Credit Co. LLC	2.30	2-10-2025	4,000,000	3,942,684
General Motors Financial Co., Inc.	5.35	7-15-2027	1,265,000	1,287,760
General Motors Financial Co., Inc.	5.55	7-15-2029	1,260,000	1,294,526
Hyundai Capital America144A	1.30	1-8-2026	1,115,000	1,062,882
Hyundai Capital America144A	5.30	1-8-2029	1,800,000	1,834,330
Hyundai Capital America144A	5.65	6-26-2026	1,080,000	1,095,805
Volkswagen Group of America Finance LLC144A	4.90	8-14-2026	3,495,000	3,502,311
				17,529,428
Auto parts & equipment: 0.43%
BorgWarner, Inc.	4.95	8-15-2029	2,690,000	2,716,178
Entertainment: 0.38%
Warnermedia Holdings, Inc.	3.64	3-15-2025	1,000,000	990,486
Warnermedia Holdings, Inc.	3.76	3-15-2027	1,500,000	1,437,066
				2,427,552
Housewares: 0.35%
Newell Brands, Inc.	5.70	4-1-2026	2,250,000	2,242,051
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Bond Plus Fund | 5

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
Lodging: 0.36%
Las Vegas Sands Corp.	6.00%	8-15-2029	$2,200,000	$2,257,129
Retail: 0.80%
Advance Auto Parts, Inc.	5.95	3-9-2028	2,500,000	2,529,652
Genuine Parts Co.	4.95	8-15-2029	2,500,000	2,515,408
				5,045,060
Toys/games/hobbies: 0.48%
Mattel, Inc.144A	3.38	4-1-2026	1,045,000	1,015,247
Mattel, Inc.144A	5.88	12-15-2027	1,985,000	2,006,241
				3,021,488
Consumer, non-cyclical: 3.54%
Agriculture: 0.26%
Altria Group, Inc.	1.70	6-15-2025	1,515,000	1,649,521
Beverages: 0.49%
Coca-Cola Consolidated, Inc.	5.25	6-1-2029	3,000,000	3,097,564
Commercial services: 1.60%
Equifax, Inc.	4.80	9-15-2029	3,060,000	3,074,020
Global Payments, Inc.	4.45	6-1-2028	2,220,000	2,196,177
Quanta Services, Inc.	4.75	8-9-2027	3,495,000	3,510,625
UL Solutions, Inc.144A	6.50	10-20-2028	1,275,000	1,347,306
				10,128,128
Food: 0.55%
Kroger Co.	4.70	8-15-2026	3,480,000	3,490,227
Healthcare-services: 0.64%
CHRISTUS Health Series C	4.34	7-1-2028	3,025,000	3,015,171
Quest Diagnostics, Inc.	4.60	12-15-2027	1,050,000	1,056,576
				4,071,747
Energy: 1.44%
Pipelines: 1.44%
6297782 LLC144A	4.91	9-1-2027	3,150,000	3,156,615
EnLink Midstream LLC144A	5.63	1-15-2028	2,875,000	2,927,952
Williams Cos., Inc.	4.80	11-15-2029	3,000,000	3,022,119
				9,106,686
Financial: 15.30%
Banks: 5.86%
Bank of America Corp. (U.S. SOFR+0.65%)±	1.53	12-6-2025	2,500,000	2,474,214
Bank of America Corp. Series N (U.S. SOFR+0.91%)±	1.66	3-11-2027	2,370,000	2,262,684
Citibank NA	4.93	8-6-2026	3,455,000	3,484,260
Goldman Sachs Bank USA (U.S. SOFR+0.78%)±	5.28	3-18-2027	3,000,000	3,022,728
Goldman Sachs Group, Inc. (U.S. SOFR+0.91%)±	1.95	10-21-2027	3,000,000	2,834,088
JPMorgan Chase & Co. (U.S. SOFR+1.31%)±	5.01	1-23-2030	3,175,000	3,230,010
The accompanying notes are an integral part of these financial statements.
6 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
Banks(continued)
JPMorgan Chase & Co. (U.S. SOFR+1.33%)±	6.07%	10-22-2027	$3,000,000	$3,097,713
JPMorgan Chase & Co. (U.S. SOFR 3 Month+0.70%)±	1.04	2-4-2027	835,000	793,456
Morgan Stanley (U.S. SOFR+0.56%)±	1.16	10-21-2025	2,000,000	1,987,963
Morgan Stanley (U.S. SOFR+1.22%)±	5.04	7-19-2030	1,500,000	1,525,571
Morgan Stanley (U.S. SOFR+1.73%)±	5.12	2-1-2029	2,035,000	2,070,665
Morgan Stanley (U.S. SOFR+1.99%)±	2.19	4-28-2026	2,305,000	2,259,831
Santander Holdings USA, Inc. (U.S. SOFR+2.33%)±	5.81	9-9-2026	1,250,000	1,254,919
Truist Financial Corp. (U.S. SOFR+2.05%)±	6.05	6-8-2027	1,000,000	1,020,596
U.S. Bancorp (U.S. SOFR+1.25%)±	5.10	7-23-2030	2,785,000	2,835,190
Wells Fargo & Co. (U.S. SOFR+1.51%)±	3.53	3-24-2028	3,000,000	2,921,171
				37,075,059
Diversified financial services: 1.16%
Aircastle Ltd.144A	6.50	7-18-2028	2,650,000	2,755,949
Aviation Capital Group LLC144A	6.75	10-25-2028	1,000,000	1,059,454
Blackstone Holdings Finance Co. LLC144A	5.90	11-3-2027	2,145,000	2,228,797
Cantor Fitzgerald LP144A	7.20	12-12-2028	1,250,000	1,322,275
				7,366,475
Insurance: 3.87%
Athene Global Funding	0.37	9-10-2026	2,000,000	2,080,368
Athene Global Funding144A	2.72	1-7-2029	1,150,000	1,053,808
CNO Global Funding144A	5.88	6-4-2027	1,500,000	1,536,934
Equitable Financial Life Global Funding144A	5.50	12-2-2025	2,080,000	2,098,655
Equitable Holdings, Inc.144A	4.57	2-15-2029	860,000	852,112
Farmers Exchange Capital144A	7.05	7-15-2028	1,015,000	1,070,240
Guardian Life Global Funding144A	5.55	10-28-2027	2,815,000	2,910,804
Minnesota Life Insurance Co.144A	8.25	9-15-2025	3,000,000	3,053,079
NMI Holdings, Inc.	6.00	8-15-2029	1,405,000	1,438,214
Northwestern Mutual Global Funding144A	4.90	6-12-2028	3,000,000	3,054,905
Protective Life Global Funding144A	1.62	4-15-2026	2,370,000	2,260,863
RGA Global Funding144A	5.45	5-24-2029	3,000,000	3,094,223
				24,504,205
Investment Companies: 0.47%
Ares Capital Corp.	5.88	3-1-2029	1,490,000	1,514,844
FS KKR Capital Corp.	6.88	8-15-2029	1,400,000	1,439,560
				2,954,404
REITS: 3.94%
American Tower Corp.	5.20	2-15-2029	2,520,000	2,576,349
Boston Properties LP	3.20	1-15-2025	500,000	495,369
Brandywine Operating Partnership LP	8.05	3-15-2028	1,140,000	1,213,049
Crown Castle, Inc.	4.90	9-1-2029	3,000,000	3,025,811
EPR Properties	4.50	4-1-2025	1,500,000	1,487,984
Piedmont Operating Partnership LP	9.25	7-20-2028	980,000	1,083,495
Prologis Targeted U.S. Logistics Fund LP144A	5.25	4-1-2029	1,555,000	1,588,264
Sabra Health Care LP	5.13	8-15-2026	1,490,000	1,493,074
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Bond Plus Fund | 7

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal		Value
REITS(continued)
SBA Tower Trust144A	6.60%	1-15-2028		$2,525,000	$2,611,252
Starwood Property Trust, Inc.144A	3.75	12-31-2024		65,000	64,416
Tanger Properties LP	3.13	9-1-2026		3,109,000	2,990,147
VICI Properties LP	4.38	5-15-2025		1,835,000	1,817,690
WEA Finance LLC144A	2.88	1-15-2027		1,612,000	1,532,638
WEA Finance LLC/Westfield U.K. & Europe Finance PLC144A	3.75	9-17-2024		3,000,000	2,995,396
					24,974,934
Industrial: 1.03%
Engineering & construction: 0.55%
GTP Acquisition Partners I LLC Series 2015-2 Class A144A	3.48	6-16-2025		1,900,000	1,876,671
MasTec, Inc.144A	4.50	8-15-2028		1,620,000	1,576,607
					3,453,278
Transportation: 0.48%
TTX Co.144A	5.50	9-25-2026		3,000,000	3,051,719
Technology: 0.30%
Computers: 0.30%
Kyndryl Holdings, Inc.	2.05	10-15-2026		2,010,000	1,888,491
Utilities: 2.38%
Electric: 2.38%
Alliant Energy Finance LLC144A	5.40	6-6-2027		2,665,000	2,721,257
Duke Energy Corp.	3.10	6-15-2028		1,840,000	2,016,302
Emera U.S. Finance LP	3.55	6-15-2026		1,485,000	1,446,033
FirstEnergy Corp. Series B	3.90	7-15-2027		2,965,000	2,908,543
Southern California Edison Co.	5.15	6-1-2029		800,000	822,351
Southern California Edison Co.	5.35	3-1-2026		2,000,000	2,023,861
Vistra Operations Co. LLC144A	3.70	1-30-2027		3,195,000	3,109,146
					15,047,493
Total corporate bonds and notes (Cost $209,112,174)					211,472,875
Foreign corporate bonds and notes: 2.11%
Communications: 0.34%
Telecommunications: 0.34%
Eutelsat SA	1.50	10-13-2028	EUR	500,000	453,905
SES SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.19%)ʊ±	2.88	5-27-2026	EUR	1,625,000	1,704,708
					2,158,613
Consumer, cyclical: 0.77%
Auto manufacturers: 0.20%
Volkswagen Leasing GmbH	0.38	7-20-2026	EUR	1,200,000	1,259,957
The accompanying notes are an integral part of these financial statements.
8 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal		Value
Auto parts & equipment: 0.41%
Conti-Gummi Finance BV	1.13%	9-25-2024	EUR	2,000,000	$2,207,083
Forvia SE	7.25	6-15-2026	EUR	364,000	418,949
					2,626,032
Entertainment: 0.16%
888 Acquisitions Ltd.144A	7.56	7-15-2027	EUR	290,000	314,876
Cirsa Finance International Sarl144A	10.38	11-30-2027	EUR	585,000	685,866
					1,000,742
Consumer, non-cyclical: 0.45%
Commercial services: 0.28%
Rentokil Initial Finance BV	3.88	6-27-2027	EUR	1,250,000	1,401,570
Verisure Holding AB144A	9.25	10-15-2027	EUR	300,000	349,116
					1,750,686
Food: 0.07%
Iceland Bondco PLC	10.88	12-15-2027	GBP	295,000	416,340
Pharmaceuticals: 0.10%
Bayer AG (EURIBOR ICE Swap Rate 11:00am+2.65%)±	2.38	11-12-2079	EUR	600,000	655,686
Financial: 0.43%
Banks: 0.09%
Banco BPM SpA	0.88	7-15-2026	EUR	540,000	572,912
Diversified financial services: 0.08%
Sherwood Financing PLC	4.50	11-15-2026	EUR	445,000	456,240
Real estate: 0.26%
Aedas Homes Opco SL144A	4.00	8-15-2026	EUR	1,500,000	1,656,276
Government securities: 0.05%
Multi-national: 0.05%
Banque Ouest Africaine de Developpement	2.75	1-22-2033	EUR	370,000	336,851
Industrial: 0.07%
Machinery-diversified: 0.07%
Nova Alexandre III SAS (3 Month EURIBOR+5.25%)144A±	8.94	7-15-2029	EUR	400,000	447,182
Total foreign corporate bonds and notes (Cost $13,333,711)					13,337,517
Foreign government bonds: 2.36%
Australia: 0.41%
Australia	2.75	11-21-2028	AUD	3,965,000	2,598,342
Brazil: 0.50%
Brazil¤	0.00	10-1-2025	BRL	20,000,000	3,146,618
France: 0.55%
French Republic144A	2.75	2-25-2029	EUR	3,140,000	3,485,950
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Bond Plus Fund | 9

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal		Value
Indonesia: 0.13%
Indonesia	6.88%	4-15-2029	IDR	12,000,000,000	$786,541
Malaysia: 0.12%
Malaysia	3.88	3-14-2025	MYR	3,300,000	766,501
South Africa: 0.25%
Republic of South Africa	8.00	1-31-2030	ZAR	30,000,000	1,599,349
United Kingdom: 0.40%
U.K. Gilts	1.63	10-22-2028	GBP	2,100,000	2,536,128
Total foreign government bonds (Cost $15,128,270)					14,919,429

	Shares
Investment companies: 0.90%
Exchange-traded funds: 0.90%
iShares 0-5 Year High Yield Corporate Bond ETF	132,628	5,710,962
Total investment companies (Cost $5,514,811)		5,710,962

			Principal
Municipal obligations: 0.08%
Indiana: 0.08%
Education revenue: 0.08%
Indiana Secondary Market for Education Loans, Inc. (U.S. SOFR 1 Month+0.80%)±	6.26	2-25-2044	$532,466	532,043
Total municipal obligations (Cost $527,950)				532,043
Non-agency mortgage-backed securities: 10.77%
A&D Mortgage Trust Series 2024-NQM3 Class A1144A±±	6.45	7-25-2069	3,016,335	3,058,042
Ajax Mortgage Loan Trust Series 2021-E Class A1144A±±	1.74	12-25-2060	2,691,975	2,342,695
Angel Oak Mortgage Trust Series 2020-4 Class A1144A±±	1.47	6-25-2065	273,836	257,670
Angel Oak Mortgage Trust Series 2020-R1 Class A1144A±±	0.99	4-25-2053	996,860	936,363
Angel Oak Mortgage Trust Series 2024-8 Class A1144Aøø	5.34	5-27-2069	3,000,000	2,999,955
Brean Asset-Backed Securities Trust Series 2021-RM2 Class A144A±±	1.75	10-25-2061	1,605,960	1,476,096
Bunker Hill Loan Depositary Trust Series 2019-3 Class A1144A±±	2.72	11-25-2059	152,477	149,760
BX Trust Series 2021-ARIA Class D (U.S. SOFR 1 Month+2.01%)144A±	7.35	10-15-2036	2,165,000	2,116,348
BX Trust Series 2024-BIO Class C (U.S. SOFR 1 Month+2.64%)144A±	7.98	2-15-2041	3,010,000	2,962,093
Cascade Funding Mortgage Trust Series 2018-RM2 Class A144A±±	4.00	10-25-2068	116,130	116,086
Cascade Funding Mortgage Trust Series 2018-RM2 Class B144A±±	4.00	10-25-2068	938,064	912,168
CHL Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1±±	6.01	6-19-2031	49,168	48,161
COMM Mortgage Trust Series 2014-CR14 Class B±±	3.80	2-10-2047	382,101	366,817
The accompanying notes are an integral part of these financial statements.
10 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
CSAIL Commercial Mortgage Trust Series 2016-C5 Class A4	3.49%	11-15-2048	$693,609	$679,795
CSMC Trust Series 2020-AFC1 Class A3144A±±	3.51	2-25-2050	517,248	495,427
CSMC Trust Series 2021-AFC1 Class A2144A±±	1.07	3-25-2056	1,209,056	1,022,058
Finance of America Structured Securities Trust Series 2024-S2 Class A1144A±±	3.50	4-25-2074	2,551,707	2,429,165
FWD Securitization Trust Series 2020-INV1 Class A3144A±±	2.44	1-25-2050	567,199	530,239
GCAT Trust Series 2021-NQM1 Class A1144A±±	0.87	1-25-2066	925,766	797,008
GS Mortgage Securities Corp. Trust Series 2021-DM Class A (U.S. SOFR 1 Month+1.00%)144A±	6.34	11-15-2036	2,518,000	2,492,033
GS Mortgage-Backed Securities Trust Series 2024-HE1 Class A1 (30 Day Average U.S. SOFR+1.60%)144A±	6.95	8-25-2054	2,812,858	2,815,879
GSMPS Mortgage Loan Trust Series 1998-1 Class A144A±±	8.00	9-19-2027	91,145	87,088
Hudsons Bay Simon JV Trust Series 2015-HB10 Class A10144A	4.15	8-5-2034	2,215,000	2,100,910
Imperial Fund Mortgage Trust Series 2021-NQM3 Class A1144A±±	1.60	11-25-2056	2,252,308	1,904,744
Imperial Fund Mortgage Trust Series 2022-NQM3 Class A3144A±±	4.43	5-25-2067	4,005,000	3,440,792
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-PHH Class A (U.S. SOFR 1 Month+1.26%)144A±	6.59	6-15-2035	566,915	496,502
JPMorgan Mortgage Trust Series 2020-2 Class A7144A±±	3.50	7-25-2050	860,613	768,665
MASTR Adjustable Rate Mortgages Trust Series 2002-3 Class 4A1±±	6.75	10-25-2032	653	633
Merrill Lynch Golden National MTGE Asset Backed Certificates Series 1998-GN1 Class M2	8.02	2-25-2027	34,322	33,845
MFA Trust Series 2020-NQM1 Class A2144A±±	2.79	8-25-2049	354,854	336,597
MFA Trust Series 2021-NQM1 Class A2144A±±	1.38	4-25-2065	615,975	572,183
Morgan Stanley Capital I Trust Series 2014-150E Class A144A	3.91	9-9-2032	800,000	686,080
New Residential Mortgage Loan Trust Series 2018-5A Class A1A144A±±	4.25	12-25-2057	1,363,945	1,330,353
New Residential Mortgage Loan Trust Series 2019-6A Class A1B144A±±	3.50	9-25-2059	877,391	832,406
NYMT Loan Trust Series 2022-CP1 Class A1144A	2.04	7-25-2061	2,082,881	1,931,479
OBX Trust Series 2019-EXP1 Class 1A3144A±±	4.00	1-25-2059	564,197	547,926
OPG Trust Series 2021-PORT Class B (U.S. SOFR 1 Month+0.83%)144A±	6.16	10-15-2036	2,990,000	2,923,659
PKHL Commercial Mortgage Trust Series 2021-MF Class B (U.S. SOFR 1 Month+1.29%)144A±	6.63	7-15-2038	3,342,000	2,996,163
PRPM LLC Series 2024-2 Class A1144A±±	7.03	3-25-2029	1,241,777	1,245,946
RCKT Mortgage Trust Series 2023-CES2 Class A1A144A±±	6.81	9-25-2043	1,126,648	1,143,757
Residential Mortgage Loan Trust Series 2021-1R Class A2144A±±	1.10	1-25-2065	155,013	145,981
Saluda Grade Alternative Mortgage Trust Series 2024-CES1 Class A1144A±±	6.31	3-25-2054	2,825,529	2,865,086
SHER Trust Series 2024-DAL Class B (U.S. SOFR 1 Month+2.24%)144A±	7.58	4-15-2037	3,100,000	3,058,435
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Bond Plus Fund | 11

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
Starwood Mortgage Residential Trust Series 2020-1 Class A3144A±±	2.56%	2-25-2050	$1,033,972	$982,221
Towd Point Mortgage Trust Series 2017-4 Class A1144A±±	2.75	6-25-2057	249,368	240,687
Towd Point Mortgage Trust Series 2019-4 Class A1144A±±	2.90	10-25-2059	694,258	660,560
UBS Commercial Mortgage Trust Series 2018-NYCH Class A (U.S. SOFR 1 Month+0.90%)144A±	6.23	2-15-2032	1,238,539	1,236,541
Verus Securitization Trust Series 2021-2 Class A1144A±±	1.03	2-25-2066	3,990,165	3,568,380
Verus Securitization Trust Series 2021-8 Class A2144A±±	2.29	11-25-2066	1,726,005	1,520,917
Verus Securitization Trust Series 2021-R1 Class A2144A±±	1.06	10-25-2063	78,179	73,398
Verus Securitization Trust Series 2021-R3 Class A1144A±±	1.02	4-25-2064	748,321	685,873
VM Master Issuer LLC Series 2022-1 Class B144A±±	7.88	5-24-2025	673,741	664,523
Wilshire Funding Corp. Series 1996-3 Class M2±±	7.59	8-25-2032	47,308	47,521
Wilshire Funding Corp. Series 1996-3 Class M3±±	7.59	8-25-2032	20,362	20,045
Wilshire Funding Corp. Series 1998-WFC2 Class M1 (12 Month Treasury Average+2.00%)±	7.15	12-28-2037	2,679	2,646
Total non-agency mortgage-backed securities (Cost $71,298,713)				68,156,400
U.S. Treasury securities: 17.76%
U.S. Treasury Notes##	0.38	12-31-2025	50,360,000	47,902,983
U.S. Treasury Notes##	1.13	1-15-2025	37,000,000	36,499,199
U.S. Treasury Notes	3.75	8-15-2027	7,880,000	7,871,381
U.S. Treasury Notes	4.38	7-31-2026	20,000,000	20,150,000
Total U.S. Treasury securities (Cost $112,442,537)				112,423,563
Yankee corporate bonds and notes: 14.13%
Communications: 0.74%
Internet: 0.30%
Prosus NV144A	3.26	1-19-2027	2,000,000	1,908,224
Telecommunications: 0.44%
NTT Finance Corp.144A	5.11	7-2-2029	2,735,000	2,801,359
Consumer, non-cyclical: 1.12%
Agriculture: 0.32%
Viterra Finance BV144A	4.90	4-21-2027	2,000,000	2,002,633
Beverages: 0.28%
JDE Peet’s NV144A	0.80	9-24-2024	1,810,000	1,804,809
Household products/wares: 0.52%
Reckitt Benckiser Treasury Services PLC144A	3.00	6-26-2027	3,430,000	3,302,871
Energy: 1.50%
Oil & gas: 1.50%
Aker BP ASA144A	2.00	7-15-2026	3,550,000	3,375,335
BP Capital Markets PLC (5 Year Treasury Constant Maturity+4.04%)ʊ±	4.38	6-22-2025	3,000,000	2,951,238
The accompanying notes are an integral part of these financial statements.
12 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
Oil & gas(continued)
Woodside Finance Ltd.144A	3.65%	3-5-2025	$1,750,000	$1,735,298
Woodside Finance Ltd.144A	3.70	3-15-2028	1,500,000	1,445,852
				9,507,723
Financial: 7.74%
Banks: 5.84%
Banco Santander SA (1 Year Treasury Constant Maturity+0.95%)±	5.37	7-15-2028	3,405,000	3,460,850
Banque Federative du Credit Mutuel SA144A	4.52	7-13-2025	3,000,000	2,991,139
BNP Paribas SA (U.S. SOFR+1.00%)144A±	1.32	1-13-2027	1,545,000	1,470,783
BPCE SA144A	4.75	7-19-2027	2,560,000	2,572,545
Danske Bank AS (1 Year Treasury Constant Maturity+0.55%)144A±	0.98	9-10-2025	2,000,000	1,998,301
Danske Bank AS (1 Year Treasury Constant Maturity+2.10%)144A±	6.47	1-9-2026	1,000,000	1,003,631
Federation des Caisses Desjardins du Quebec144A	5.25	4-26-2029	2,000,000	2,043,755
Federation des Caisses Desjardins du Quebec144A	5.70	3-14-2028	1,490,000	1,530,611
Intesa Sanpaolo SpA Series XR144A	3.25	9-23-2024	2,000,000	1,997,202
Macquarie Group Ltd. (U.S. SOFR+1.07%)144A±	1.34	1-12-2027	1,885,000	1,795,959
Mitsubishi UFJ Financial Group, Inc. (1 Year Treasury Constant Maturity+1.08%)±	5.72	2-20-2026	3,000,000	3,005,984
NatWest Group PLC (1 Year Treasury Constant Maturity+1.10%)±	5.58	3-1-2028	3,200,000	3,262,953
Skandinaviska Enskilda Banken AB144A	5.38	3-5-2029	3,000,000	3,081,402
UBS Group AG (1 Year Treasury Constant Maturity+0.85%)144A±	1.49	8-10-2027	2,000,000	1,875,077
UBS Group AG (1 Year Treasury Constant Maturity+1.08%)144A±	1.36	1-30-2027	2,000,000	1,902,154
UBS Group AG (U.S. SOFR+2.04%)144A±	2.19	6-5-2026	3,000,000	2,933,652
				36,925,998
Diversified financial services: 0.69%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	1.65	10-29-2024	654,000	649,789
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	6.45	4-15-2027	1,665,000	1,732,479
Avolon Holdings Funding Ltd.144A	5.50	1-15-2026	965,000	966,202
Avolon Holdings Funding Ltd.144A	5.75	11-15-2029	1,000,000	1,023,760
				4,372,230
Real estate: 0.42%
Ontario Teachers’ Cadillac Fairview Properties Trust144A	3.88	3-20-2027	2,687,000	2,645,830
REITS: 0.31%
Scentre Group Trust 1/Scentre Group Trust 2144A	3.63	1-28-2026	2,000,000	1,967,198
Savings & loans: 0.48%
Nationwide Building Society144A	5.13	7-29-2029	3,000,000	3,060,277
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Bond Plus Fund | 13

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
Government securities: 1.16%
Multi-national: 1.16%
African Export-Import Bank144A	2.63%	5-17-2026	$2,185,000	$2,075,750
Banque Ouest Africaine de Developpement144A	5.00	7-27-2027	3,000,000	2,911,290
Central American Bank for Economic Integration144A	1.14	2-9-2026	2,500,000	2,377,513
				7,364,553
Industrial: 0.65%
Electronics: 0.49%
Flex Ltd.	4.88	6-15-2029	3,080,000	3,066,077
Trucking & leasing: 0.16%
SMBC Aviation Capital Finance DAC144A	5.45	5-3-2028	1,005,000	1,024,992
Technology: 0.90%
Semiconductors: 0.90%
Renesas Electronics Corp.144A	1.54	11-26-2024	2,830,000	2,803,310
SK Hynix, Inc.144A	5.50	1-16-2027	2,825,000	2,867,466
				5,670,776
Utilities: 0.32%
Electric: 0.32%
Emera, Inc. Series 16-A (3 Month LIBOR+5.44%)±	6.75	6-15-2076	2,000,000	2,006,560
Total yankee corporate bonds and notes (Cost $89,042,185)				89,432,110

		Yield	Shares
Short-term investments: 2.45%
Investment companies: 2.45%
Allspring Government Money Market Fund Select Class♠∞##		5.23	15,547,457	15,547,457
Total short-term investments (Cost $15,547,457)				15,547,457
Total investments in securities (Cost $685,752,309)	108.20%			684,862,394
Other assets and liabilities, net	(8.20)			(51,923,315)
Total net assets	100.00%			$632,939,079

±	Variable rate investment. The rate shown is the rate in effect at period end.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

%%	The security is purchased on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ƒ
Investment in an interest-only security that entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

‡	Security is valued using significant unobservable inputs.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
¤	The security is issued in zero coupon form with no periodic interest payments.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.
14 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—August 31, 2024

Abbreviations:
AUD	Australian dollar
BRL	Brazilian real
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
IDR	Indonesian rupiah
LIBOR	London Interbank Offered Rate
MYR	Malaysian ringgit
REIT	Real estate investment trust
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year
SBA	Small Business Authority
SOFR	Secured Overnight Financing Rate
ZAR	South African rand
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$13,985,749	$406,345,955	$(404,784,247)	$0	$0	$15,547,457	15,547,457	$880,599
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	2,534,562	AUD	3,800,000	Morgan Stanley Inc.	9-30-2024	$0	$(39,150)
USD	23,637,534	EUR	21,870,000	Morgan Stanley Inc.	9-30-2024	0	(566,359)
USD	851,641	EUR	785,000	Morgan Stanley Inc.	9-30-2024	0	(17,131)
EUR	2,515,000	USD	2,751,284	Morgan Stanley Inc.	9-30-2024	32,108	0
USD	2,776,110	GBP	2,185,000	Morgan Stanley Inc.	9-30-2024	0	(94,158)
GBP	1,092,500	USD	1,412,290	Morgan Stanley Inc.	9-30-2024	22,844	0
JPY	42,000,000	USD	270,339	Morgan Stanley Inc.	9-30-2024	18,047	0
USD	672,770	MYR	3,160,000	Morgan Stanley Inc.	9-30-2024	0	(59,577)
						$72,999	$(776,375)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	948	12-31-2024	$197,070,663	$196,754,438	$0	$(316,225)
Short
2-Year Euro SCHATZ	(45)	9-6-2024	(5,234,386)	(5,284,198)	0	(49,812)
5-Year Euro-BOBL Futures	(37)	9-6-2024	(4,718,143)	(4,812,679)	0	(94,536)
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Bond Plus Fund | 15

Portfolio of investments—August 31, 2024

Futures contracts (continued)
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short (continued)
10-Year U.S. Treasury Notes	(41)	12-19-2024	$(4,680,026)	$(4,656,062)	$23,964	$0
5-Year U.S. Treasury Notes	(821)	12-31-2024	(90,117,039)	(89,816,118)	300,921	0
					$324,885	$(460,573)
The accompanying notes are an integral part of these financial statements.
16 | Allspring Short-Term Bond Plus Fund

Statement of assets and liabilities—August 31, 2024
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $670,204,852)	$669,314,937
Investments in affiliated securities, at value (cost $15,547,457)	15,547,457
Cash	32,417
Cash at broker segregated for futures contracts	1,835,000
Segregated cash for forward foreign currency contracts	982,397
Foreign currency, at value (cost $884)	915
Receivable for investments sold	23,505,000
Receivable for interest	4,757,189
Receivable for Fund shares sold	946,094
Receivable for daily variation margin on open futures contracts	183,452
Unrealized gains on forward foreign currency contracts	72,999
Principal paydown receivable	1,294
Prepaid expenses and other assets	114,138
Total assets	717,293,289
Liabilities
Payable for when-issued transactions	77,231,384
Payable for investments purchased	5,581,394
Unrealized losses on forward foreign currency contracts	776,375
Payable for Fund shares redeemed	299,326
Payable for daily variation margin on open futures contracts	162,937
Management fee payable	91,129
Administration fees payable	53,303
Shareholder servicing fee payable	29,244
Trustees’ fees and expenses payable	3,968
Distribution fee payable	2,286
Accrued expenses and other liabilities	122,864
Total liabilities	84,354,210
Total net assets	$632,939,079
Net assets consist of
Paid-in capital	$651,460,563
Total distributable loss	(18,521,484)
Total net assets	$632,939,079
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Bond Plus Fund | 17

Statement of assets and liabilities—August 31, 2024
Statement of assets and liabilities
Computation of net asset value and offering price per share
Net assets–Class A	$125,839,188
Shares outstanding–Class A1	14,701,822
Net asset value per share–Class A	$8.56
Maximum offering price per share – Class A2	$8.73
Net assets–Class C	$3,335,568
Shares outstanding–Class C1	390,251
Net asset value per share–Class C	$8.55
Net assets–Class R6	$14,455,145
Shares outstanding–Class R6[1]	1,689,472
Net asset value per share–Class R6	$8.56
Net assets–Institutional Class	$489,309,178
Shares outstanding–Institutional Class[1]	57,149,117
Net asset value per share–Institutional Class	$8.56
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/98 of net asset value. On investments of $100,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
18 | Allspring Short-Term Bond Plus Fund

Statement of operations—year ended August 31, 2024
Statement of operations
Investment income
Interest (net of foreign withholding taxes of $1,980)	$27,413,156
Income from affiliated securities	880,599
Dividends	229,077
Total investment income	28,522,832
Expenses
Management fee	2,150,027
Administration fees
Class A	190,087
Class C	4,599
Class R6	4,376
Institutional Class	375,933
Shareholder servicing fees
Class A	316,462
Class C	7,653
Distribution fee
Class C	22,958
Custody and accounting fees	33,276
Professional fees	112,598
Registration fees	66,873
Shareholder report expenses	62,899
Trustees’ fees and expenses	24,096
Other fees and expenses	16,705
Total expenses	3,388,542
Less: Fee waivers and/or expense reimbursements
Fund-level	(1,188,060)
Class A	(3,046)
Net expenses	2,197,436
Net investment income	26,325,396
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	(561,381)
Foreign currency and foreign currency translations	(117,424)
Forward foreign currency contracts	9,878
Futures contracts	(560,755)
Net realized losses on investments	(1,229,682)
Net change in unrealized gains (losses) on
Unaffiliated securities	18,983,191
Foreign currency and foreign currency translations	(4,668)
Forward foreign currency contracts	(187,533)
Futures contracts	(454,367)
Net change in unrealized gains (losses) on investments	18,336,623
Net realized and unrealized gains (losses) on investments	17,106,941
Net increase in net assets resulting from operations	$43,432,337
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Bond Plus Fund | 19

Statement of changes in net assets
Statement of changes in net assets
	Year ended August 31, 2024		Year ended August 31, 2023
Operations
Net investment income		$26,325,396		$20,967,312
Net realized losses on investments		(1,229,682)		(11,836,940)
Net change in unrealized gains (losses) on investments		18,336,623		6,104,630
Net increase in net assets resulting from operations		43,432,337		15,235,002
Distributions to shareholders from
Net investment income and net realized gains
Class A		(5,228,689)		(4,184,146)
Class C		(103,219)		(82,342)
Class R6		(649,929)		(468,196)
Institutional Class		(20,935,941)		(15,818,576)
Total distributions to shareholders		(26,917,778)		(20,553,260)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,181,690	9,972,798	1,520,269	12,650,875
Class C	157,285	1,322,674	33,557	279,900
Class R6	1,141,353	9,542,449	247,240	2,055,487
Institutional Class	24,592,662	207,234,368	31,678,230	263,290,807
		228,072,289		278,277,069
Reinvestment of distributions
Class A	590,223	4,959,139	477,435	3,966,133
Class C	12,261	102,957	9,925	82,335
Class R6	47,028	395,832	16,522	137,208
Institutional Class	1,862,172	15,659,643	1,428,058	11,868,020
		21,117,571		16,053,696
Payment for shares redeemed
Class A	(2,564,798)	(21,575,359)	(3,364,492)	(27,990,635)
Class C	(152,996)	(1,282,324)	(172,942)	(1,435,938)
Class R6	(956,866)	(8,047,260)	(777,901)	(6,469,610)
Institutional Class	(21,131,465)	(178,076,171)	(34,372,447)	(286,091,490)
		(208,981,114)		(321,987,673)
Net increase (decrease) in net assets resulting from capital share transactions		40,208,746		(27,656,908)
Total increase (decrease) in net assets		56,723,305		(32,975,166)
Net assets
Beginning of period		576,215,774		609,190,940
End of period		$632,939,079		$576,215,774
The accompanying notes are an integral part of these financial statements.
20 | Allspring Short-Term Bond Plus Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Class A	2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.33	$8.41	$9.02	$9.09	$8.84
Net investment income	0.34 [1]	0.27	0.11 [1]	0.14	0.19
Net realized and unrealized gains (losses) on investments	0.24	(0.09)	(0.54)	0.02	0.24
Total from investment operations	0.58	0.18	(0.43)	0.16	0.43
Distributions to shareholders from
Net investment income	(0.35)	(0.26)	(0.11)	(0.13)	(0.18)
Net realized gains	0.00	0.00	(0.07)	(0.10)	0.00
Total distributions to shareholders	(0.35)	(0.26)	(0.18)	(0.23)	(0.18)
Net asset value, end of period	$8.56	$8.33	$8.41	$9.02	$9.09
Total return[2]	7.12%	2.16%	(4.83)%	1.76%	4.96%
Ratios to average net assets (annualized)
Gross expenses	0.80%	0.81%	0.81%	0.81%	0.82%
Net expenses	0.61%	0.68%	0.70%	0.70%	0.71%
Net investment income	4.06%	3.13%	1.30%	1.48%	2.10%
Supplemental data
Portfolio turnover rate	131%	79%	65%	65%	88%
Net assets, end of period (000s omitted)	$125,839	$129,076	$141,782	$175,111	$170,975

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Bond Plus Fund | 21

Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Class C	2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.32	$8.40	$9.01	$9.07	$8.83
Net investment income	0.28 [1]	0.21	0.05	0.06	0.12
Net realized and unrealized gains (losses) on investments	0.24	(0.10)	(0.55)	0.04	0.24
Total from investment operations	0.52	0.11	(0.50)	0.10	0.36
Distributions to shareholders from
Net investment income	(0.29)	(0.19)	(0.04)	(0.06)	(0.12)
Net realized gains	0.00	0.00	(0.07)	(0.10)	0.00
Total distributions to shareholders	(0.29)	(0.19)	(0.11)	(0.16)	(0.12)
Net asset value, end of period	$8.55	$8.32	$8.40	$9.01	$9.07
Total return[2]	6.32%	1.38%	(5.57)%	1.10%	4.10%
Ratios to average net assets (annualized)
Gross expenses	1.55%	1.56%	1.55%	1.56%	1.56%
Net expenses	1.36%	1.43%	1.47%	1.47%	1.47%
Net investment income	3.30%	2.35%	0.53%	0.71%	1.36%
Supplemental data
Portfolio turnover rate	131%	79%	65%	65%	88%
Net assets, end of period (000s omitted)	$3,336	$3,109	$4,225	$5,286	$5,773

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
22 | Allspring Short-Term Bond Plus Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Class R6	2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.33	$8.40	$9.02	$9.08	$8.83
Net investment income	0.37 [1]	0.32	0.14 [1]	0.16	0.21
Net realized and unrealized gains (losses) on investments	0.24	(0.10)	(0.56)	0.03	0.25
Total from investment operations	0.61	0.22	(0.42)	0.19	0.46
Distributions to shareholders from
Net investment income	(0.38)	(0.29)	(0.13)	(0.15)	(0.21)
Net realized gains	0.00	0.00	(0.07)	(0.10)	0.00
Total distributions to shareholders	(0.38)	(0.29)	(0.20)	(0.25)	(0.21)
Net asset value, end of period	$8.56	$8.33	$8.40	$9.02	$9.08
Total return[2]	7.52%	2.63%	(4.65)%	2.18%	5.28%
Ratios to average net assets (annualized)
Gross expenses	0.43%	0.43%	0.43%	0.43%	0.44%
Net expenses	0.24%	0.35%	0.40%	0.40%	0.40%
Net investment income	4.43%	3.43%	1.55%	1.79%	2.41%
Supplemental data
Portfolio turnover rate	131%	79%	65%	65%	88%
Net assets, end of period (000s omitted)	$14,455	$12,141	$16,575	$32,131	$35,301

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Bond Plus Fund | 23

Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Institutional Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.33	$8.41	$9.03	$9.09	$8.84
Net investment income	0.37 [1]	0.29	0.13	0.15	0.21
Net realized and unrealized gains (losses) on investments	0.24	(0.09)	(0.55)	0.04	0.24
Total from investment operations	0.61	0.20	(0.42)	0.19	0.45
Distributions to shareholders from
Net investment income	(0.38)	(0.28)	(0.13)	(0.15)	(0.20)
Net realized gains	0.00	0.00	(0.07)	(0.10)	0.00
Total distributions to shareholders	(0.38)	(0.28)	(0.20)	(0.25)	(0.20)
Net asset value, end of period	$8.56	$8.33	$8.41	$9.03	$9.09
Total return[2]	7.46%	2.45%	(4.69)%	2.13%	5.23%
Ratios to average net assets (annualized)
Gross expenses	0.48%	0.48%	0.48%	0.48%	0.49%
Net expenses	0.29%	0.39%	0.45%	0.45%	0.45%
Net investment income	4.38%	3.43%	1.57%	1.69%	2.37%
Supplemental data
Portfolio turnover rate	131%	79%	65%	65%	88%
Net assets, end of period (000s omitted)	$489,309	$431,890	$446,610	$406,333	$251,480

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
24 | Allspring Short-Term Bond Plus Fund

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Short-Term Bond Plus Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the
Allspring Short-Term Bond Plus Fund | 25

Notes to financial statements
risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Dividend income is recognized on the ex-dividend date.
Interest earned on cash balances held at the custodian is recorded as interest income.
Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
26 | Allspring Short-Term Bond Plus Fund

Notes to financial statements
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of August 31, 2024, the aggregate cost of all investments for federal income tax purposes was $684,996,555 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$6,342,757
Gross unrealized losses	(7,315,982)
Net unrealized losses	$(973,225)
As of August 31, 2024, the Fund had capital loss carryforwards which consist of $8,555,987 in short-term capital losses and $10,085,179 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Short-Term Bond Plus Fund | 27

Notes to financial statements
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$80,134,604	$0	$80,134,604
Asset-backed securities	0	72,288,422	907,012	73,195,434
Corporate bonds and notes	0	211,472,875	0	211,472,875
Foreign corporate bonds and notes	0	13,337,517	0	13,337,517
Foreign government bonds	0	14,919,429	0	14,919,429
Investment companies	5,710,962	0	0	5,710,962
Municipal obligations	0	532,043	0	532,043
Non-agency mortgage-backed securities	0	68,156,400	0	68,156,400
U.S. Treasury securities	112,423,563	0	0	112,423,563
Yankee corporate bonds and notes	0	89,432,110	0	89,432,110
Short-term investments
Investment companies	15,547,457	0	0	15,547,457
	133,681,982	550,273,400	907,012	684,862,394
Forward foreign currency contracts	0	72,999	0	72,999
Futures contracts	324,885	0	0	324,885
Total assets	$134,006,867	$550,346,399	$907,012	$685,260,278
Liabilities
Forward foreign currency contracts	$0	$776,375	$0	$776,375
Futures contracts	460,573	0	0	460,573
Total liabilities	$460,573	$776,375	$0	$1,236,948
Futures contracts and forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At August 31, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.350%
Next $4 billion	0.325
Next $3 billion	0.290
Next $2 billion	0.265
Over $10 billion	0.255
For the year ended August 31, 2024, the management fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.
28 | Allspring Short-Term Bond Plus Fund

Notes to financial statements
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Class R6	0.03
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through December 31, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of August 31, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.61%
Class C	1.36
Class R6	0.24
Institutional Class	0.29
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended August 31, 2024, Allspring Funds Distributor received $798 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the year ended August 31, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Class C are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class and are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended August 31, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the year ended August 31, 2024 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$597,625,483	$335,889,131	$523,660,504	$268,716,332
Allspring Short-Term Bond Plus Fund | 29

Notes to financial statements
6.
DERIVATIVE TRANSACTIONS
During the year ended August 31, 2024 the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio. The Fund also entered into forward foreign currency contracts for economic hedging purposes.
The volume of the Fund’s derivative activity during the year ended August 31, 2024 was as follows:
Forward foreign currency contracts
Average contract amounts to buy	$5,190,112
Average contract amounts to sell	35,101,231
Futures contracts
Average notional balance on long futures	$227,348,485
Average notional balance on short futures	76,669,351
The fair value of derivative instruments as of August 31, 2024 by primary risk type was as follows for the Fund:
	Interest rate risk	Foreign currency risk	Total
Asset derivatives
Forward foreign currency contracts	$0	$72,999	$72,999
Futures contracts	324,885 *	0	324,885
	$324,885	$72,999	$397,884
Liability derivatives
Forward foreign currency contracts	$0	$776,375	$776,375
Futures contracts	460,573 *	0	460,573
	$460,573	$776,375	$1,236,948

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of Investments. For futures contracts, only the current day’s variation margin as of August 31, 2024 is reported separately on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the year ended August 31, 2024 was as follows:
	INTEREST RATE RISK	Foreign currency risk	TOTAL
Net realized gains (losses) on derivatives
Forward foreign currency contracts	$0	$9,878	$9,878
Futures contracts	(560,755)	0	(560,755)
	$(560,755)	$9,878	$(550,877)
Net change in unrealized gains (losses) on derivatives
Forward foreign currency contracts	$0	$(187,533)	$(187,533)
Futures contracts	(454,367)	0	(454,367)
	$(454,367)	$(187,533)	$(641,900)
For certain types of derivative transactions, the Fund  has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund  to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund  under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the
30 | Allspring Short-Term Bond Plus Fund

Notes to financial statements
applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, for OTC derivatives is as follows:
Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Morgan Stanley Inc.	$72,999	$(72,999)	$0	$0

Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Morgan Stanley Inc.	$776,375	$(72,999)	$(703,376)	$0

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.
7.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $275,000,000 (prior to July 9, 2024: $350,000,000), revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended August 31, 2024, there were no borrowings by the Fund under the agreement.
8.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended August 31
	2024	2023
Ordinary income	$26,917,778	$20,553,260
As of August 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	Unrealized losses	Capital loss carryforward
$1,086,028	$(966,346)	$(18,641,166)
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring Short-Term Bond Plus Fund | 31

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Short-Term Bond Plus Fund (the Fund), one of the Funds constituting Allspring Funds Trust, including the portfolio of investments, as of August 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
October 24, 2024
32 | Allspring Short-Term Bond Plus Fund

Other information (unaudited)
Other information
Tax information
For the fiscal year ended August 31, 2024, $19,996,035 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
For the fiscal year ended August 31, 2024, 23% of the ordinary income distributed was derived from interest on U.S. government securities.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Short-Term Bond Plus Fund | 33

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

34 | Allspring Short-Term Bond Plus Fund

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 28-30, 2024 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Short-Term Bond Plus Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2024, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* The Board also received information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., under a transition services agreement and an update on the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Allspring Short-Term Bond Plus Fund | 35

Other information (unaudited)
Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program, fair valuation designee, and derivatives risk management program manager. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2023. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Class A) was higher than the average investment performance of the Universe for all periods under review, except the three-year period under review. The Board also noted that the investment performance of the Fund was higher than the investment performance of its benchmark index, the Bloomberg U.S. 1-3 Year Government/Credit Bond Index, for all periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for each share class.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than or in range of the sum of these average rates for the Fund’s expense Groups for each share class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.

36 | Allspring Short-Term Bond Plus Fund

Other information (unaudited)
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Allspring Short-Term Bond Plus Fund | 37

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR3005 08-24

Allspring Short-Term High Income Fund
Long Form Financial Statements
Annual Report
August 31, 2024

Allspring Short-Term High Income Fund | 1

Portfolio of investments—August 31, 2024
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 80.84%
Basic materials: 2.39%
Chemicals: 1.89%
Avient Corp.144A	5.75%	5-15-2025	$6,760,000	$6,764,563
Celanese U.S. Holdings LLC	6.05	3-15-2025	29,775,000	29,882,184
				36,646,747
Mining: 0.50%
Kaiser Aluminum Corp.144A	4.63	3-1-2028	10,275,000	9,757,600
Communications: 6.76%
Advertising: 0.19%
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	5.00	8-15-2027	3,760,000	3,733,857
Internet: 2.53%
Arches Buyer, Inc.144A	4.25	6-1-2028	19,130,000	17,480,699
Gen Digital, Inc.144A	5.00	4-15-2025	9,412,000	9,375,800
Gen Digital, Inc.144A	6.75	9-30-2027	21,650,000	22,174,948
				49,031,447
Media: 3.95%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.13	5-1-2027	34,750,000	34,057,787
Nexstar Media, Inc.144A	5.63	7-15-2027	9,275,000	9,063,592
Paramount Global (3 Month LIBOR+3.90%)±	6.25	2-28-2057	10,805,000	9,328,643
Sirius XM Radio, Inc.144A	5.00	8-1-2027	24,710,000	24,154,186
				76,604,208
Telecommunications: 0.09%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC144A	4.74	3-20-2025	1,616,250	1,611,621
Consumer, cyclical: 22.43%
Airlines: 3.28%
American Airlines, Inc.144A	7.25	2-15-2028	4,600,000	4,628,608
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.50	4-20-2026	29,213,333	29,062,043
Delta Air Lines, Inc.	7.38	1-15-2026	2,600,000	2,661,721
Hawaiian Airlines Pass-Through Certificates Series 2013-1 Class 1A	3.90	1-15-2026	2,343,913	2,283,443
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.144A	11.00	4-15-2029	11,687,875	11,895,919
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.144A	6.50	6-20-2027	3,336,000	3,366,958
United Airlines, Inc.144A	4.38	4-15-2026	10,000,000	9,758,689
				63,657,381
Apparel: 1.39%
Hanesbrands, Inc.144A	4.88	5-15-2026	12,170,000	12,085,472
Michael Kors USA, Inc.144A	4.25	11-1-2024	6,045,000	6,013,234
Tapestry, Inc.	7.35	11-27-2028	8,500,000	8,915,882
				27,014,588
The accompanying notes are an integral part of these financial statements.
2 | Allspring Short-Term High Income Fund

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
Auto manufacturers: 0.65%
Ford Motor Credit Co. LLC	4.13%	8-17-2027	$8,900,000	$8,655,352
Ford Motor Credit Co. LLC	5.13	6-16-2025	3,955,000	3,944,400
				12,599,752
Auto parts & equipment: 1.94%
Adient Global Holdings Ltd.144A	4.88	8-15-2026	15,605,000	15,413,363
American Axle & Manufacturing, Inc.	5.00	10-1-2029	3,520,000	3,274,525
American Axle & Manufacturing, Inc.	6.50	4-1-2027	6,270,000	6,302,316
Clarios Global LP/Clarios U.S. Finance Co.144A	6.25	5-15-2026	6,605,000	6,605,951
Dana, Inc.	5.63	6-15-2028	6,145,000	6,056,473
				37,652,628
Entertainment: 3.76%
CCM Merger, Inc.144A	6.38	5-1-2026	11,755,000	11,744,766
Churchill Downs, Inc.144A	5.50	4-1-2027	19,140,000	19,050,113
Cinemark USA, Inc.144A	5.25	7-15-2028	13,725,000	13,482,376
Live Nation Entertainment, Inc.144A	6.50	5-15-2027	21,600,000	21,971,974
Six Flags Theme Parks, Inc.144A	7.00	7-1-2025	6,699,000	6,694,918
				72,944,147
Home builders: 0.63%
LGI Homes, Inc.144A	8.75	12-15-2028	8,790,000	9,365,305
Taylor Morrison Communities, Inc.144A	5.75	1-15-2028	2,733,000	2,755,747
				12,121,052
Housewares: 0.99%
Newell Brands, Inc.	5.70	4-1-2026	19,310,000	19,241,778
Leisure time: 3.62%
Carnival Holdings Bermuda Ltd.144A	10.38	5-1-2028	9,130,000	9,877,464
NCL Corp. Ltd.144A	5.88	2-15-2027	3,060,000	3,066,845
NCL Corp. Ltd.144A	8.13	1-15-2029	6,270,000	6,706,367
NCL Corp. Ltd.144A	8.38	2-1-2028	17,385,000	18,299,468
Sabre Global, Inc.144A	11.25	12-15-2027	11,325,000	11,470,900
Viking Cruises Ltd.144A	5.88	9-15-2027	11,230,000	11,216,671
VOC Escrow Ltd.144A	5.00	2-15-2028	9,630,000	9,447,530
				70,085,245
Lodging: 0.91%
Hilton Domestic Operating Co., Inc.144A	5.38	5-1-2025	17,777,000	17,727,644
Retail: 5.20%
Bath & Body Works, Inc.144A	9.38	7-1-2025	18,686,000	19,253,718
Dave & Buster’s, Inc.144A	7.63	11-1-2025	27,091,000	27,214,345
Gap, Inc.144A	3.63	10-1-2029	8,860,000	7,939,395
Group 1 Automotive, Inc.144A	6.38	1-15-2030	2,095,000	2,131,271
Lithia Motors, Inc.144A	4.63	12-15-2027	4,710,000	4,582,221
Macy’s Retail Holdings LLC144A	5.88	4-1-2029	9,865,000	9,661,989
Penske Automotive Group, Inc.	3.50	9-1-2025	375,000	369,116
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term High Income Fund | 3

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
Retail(continued)
PetSmart, Inc./PetSmart Finance Corp.144A	4.75%	2-15-2028	$13,935,000	$13,328,086
Raising Cane’s Restaurants LLC144A	9.38	5-1-2029	15,140,000	16,341,041
				100,821,182
Toys/games/hobbies: 0.06%
Mattel, Inc.144A	3.38	4-1-2026	1,150,000	1,117,257
Consumer, non-cyclical: 4.90%
Commercial services: 3.05%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL144A	4.63	6-1-2028	6,440,000	5,972,703
Block, Inc.	2.75	6-1-2026	1,760,000	1,690,282
CoreCivic, Inc.	8.25	4-15-2029	15,210,000	16,045,288
GEO Group, Inc.	8.63	4-15-2029	15,665,000	16,250,442
Prime Security Services Borrower LLC/Prime Finance, Inc.144A	5.75	4-15-2026	14,175,000	14,201,635
Upbound Group, Inc.144A	6.38	2-15-2029	5,113,000	4,987,433
				59,147,783
Food: 0.68%
B&G Foods, Inc.144A	8.00	9-15-2028	12,635,000	13,135,813
Healthcare-services: 0.77%
IQVIA, Inc.144A	5.00	10-15-2026	9,540,000	9,474,032
Tenet Healthcare Corp.	4.63	6-15-2028	5,575,000	5,447,679
				14,921,711
Pharmaceuticals: 0.40%
AdaptHealth LLC144A	6.13	8-1-2028	7,825,000	7,755,905
Energy: 16.59%
Energy-alternate sources: 0.75%
TerraForm Power Operating LLC144A	5.00	1-31-2028	14,815,000	14,534,526
Oil & gas: 4.78%
Aethon United BR LP/Aethon United Finance Corp.144A	8.25	2-15-2026	16,375,000	16,601,515
Antero Resources Corp.144A	7.63	2-1-2029	12,500,000	12,936,125
Antero Resources Corp.144A	8.38	7-15-2026	6,395,000	6,611,919
Civitas Resources, Inc.144A	8.38	7-1-2028	11,295,000	11,907,912
Encino Acquisition Partners Holdings LLC144A	8.50	5-1-2028	5,575,000	5,746,894
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.25	11-1-2028	10,785,000	10,841,826
Kraken Oil & Gas Partners LLC144A	7.63	8-15-2029	2,660,000	2,741,489
Nabors Industries, Inc.144A	7.38	5-15-2027	10,525,000	10,647,606
Range Resources Corp.	8.25	1-15-2029	1,910,000	1,979,623
Southwestern Energy Co.	5.70	1-23-2025	12,702,000	12,676,939
				92,691,848
Oil & gas services: 3.06%
Archrock Partners LP/Archrock Partners Finance Corp.144A	6.88	4-1-2027	16,935,000	17,058,022
Bristow Group, Inc.144A	6.88	3-1-2028	13,348,000	13,362,202
The accompanying notes are an integral part of these financial statements.
4 | Allspring Short-Term High Income Fund

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
Oil & gas services(continued)
Oceaneering International, Inc.	6.00%	2-1-2028	$18,395,000	$18,635,183
USA Compression Partners LP/USA Compression Finance Corp.	6.88	9-1-2027	5,655,000	5,699,019
USA Compression Partners LP/USA Compression Finance Corp.144A	7.13	3-15-2029	4,400,000	4,519,517
				59,273,943
Pipelines: 8.00%
Antero Midstream Partners LP/Antero Midstream Finance Corp.144A	5.75	1-15-2028	8,670,000	8,672,436
Buckeye Partners LP144A	4.13	3-1-2025	6,795,000	6,744,141
Buckeye Partners LP144A	6.88	7-1-2029	9,550,000	9,766,881
DCP Midstream Operating LP	5.38	7-15-2025	4,200,000	4,198,511
EnLink Midstream Partners LP	4.15	6-1-2025	5,917,000	5,847,695
EQM Midstream Partners LP144A	7.50	6-1-2027	5,845,000	6,023,641
Harvest Midstream I LP144A	7.50	9-1-2028	17,340,000	17,745,825
Hess Midstream Operations LP144A	5.63	2-15-2026	9,850,000	9,823,014
Hess Midstream Operations LP144A	6.50	6-1-2029	1,580,000	1,630,235
Kinetik Holdings LP144A	6.63	12-15-2028	24,690,000	25,440,132
Rockies Express Pipeline LLC144A	3.60	5-15-2025	16,795,000	16,524,076
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	3-1-2027	24,230,000	24,161,565
Venture Global LNG, Inc.144A	8.13	6-1-2028	17,830,000	18,672,503
				155,250,655
Financial: 11.35%
Banks: 0.09%
Citigroup, Inc. Series X (5 Year Treasury Constant Maturity+3.42%)ʊ±	3.88	2-18-2026	1,837,000	1,765,210
Diversified financial services: 6.72%
Aircastle Ltd. Series A (5 Year Treasury Constant Maturity+4.41%)144Aʊ±	5.25	6-15-2026	11,535,000	11,333,176
Encore Capital Group, Inc.144A	9.25	4-1-2029	6,250,000	6,653,130
Nationstar Mortgage Holdings, Inc.144A	6.00	1-15-2027	13,165,000	13,141,290
Nationstar Mortgage Holdings, Inc.144A	6.50	8-1-2029	7,345,000	7,403,820
Navient Corp.	5.00	3-15-2027	2,635,000	2,583,914
Navient Corp.	5.88	10-25-2024	14,850,000	14,816,368
OneMain Finance Corp.	7.13	3-15-2026	23,950,000	24,403,445
PRA Group, Inc.144A	7.38	9-1-2025	11,880,000	11,880,000
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.144A	2.88	10-15-2026	11,865,000	11,286,122
United Wholesale Mortgage LLC144A	5.50	11-15-2025	17,745,000	17,695,298
United Wholesale Mortgage LLC144A	5.75	6-15-2027	9,240,000	9,204,982
				130,401,545
Insurance: 0.39%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer144A	6.75	4-15-2028	2,635,000	2,683,768
AmWINS Group, Inc.144A	6.38	2-15-2029	4,695,000	4,813,887
				7,497,655
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term High Income Fund | 5

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
Investment Companies: 0.48%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.25%	5-15-2026	$9,385,000	$9,331,159
REITS: 3.67%
Boston Properties LP	3.65	2-1-2026	1,750,000	1,711,177
Brandywine Operating Partnership LP	3.95	11-15-2027	5,180,000	4,852,763
Iron Mountain, Inc.144A	5.25	3-15-2028	24,240,000	23,972,432
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	5.25	10-1-2025	7,505,000	7,478,145
Service Properties Trust	5.25	2-15-2026	985,000	960,414
Service Properties Trust144A	8.63	11-15-2031	4,570,000	4,888,657
Starwood Property Trust, Inc.144A	3.63	7-15-2026	4,790,000	4,610,173
Starwood Property Trust, Inc.144A	3.75	12-31-2024	12,729,000	12,614,704
Starwood Property Trust, Inc.	4.75	3-15-2025	10,120,000	10,053,587
				71,142,052
Industrial: 9.49%
Aerospace/defense: 1.94%
Spirit AeroSystems, Inc.144A	9.38	11-30-2029	13,643,000	14,803,092
Spirit AeroSystems, Inc.144A	9.75	11-15-2030	3,105,000	3,474,939
TransDigm, Inc.144A	6.38	3-1-2029	18,660,000	19,230,268
				37,508,299
Electrical components & equipment: 1.03%
Energizer Holdings, Inc.144A	4.75	6-15-2028	2,635,000	2,539,580
Energizer Holdings, Inc.144A	6.50	12-31-2027	3,754,000	3,794,277
WESCO Distribution, Inc.144A	6.38	3-15-2029	13,275,000	13,621,610
				19,955,467
Machinery-diversified: 0.92%
Chart Industries, Inc.144A	7.50	1-1-2030	700,000	735,518
TK Elevator U.S. Newco, Inc.144A	5.25	7-15-2027	17,430,000	17,159,138
				17,894,656
Packaging & containers: 3.39%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	6.00	6-15-2027	17,170,000	17,119,730
Berry Global, Inc.144A	4.50	2-15-2026	1,000,000	985,678
Berry Global, Inc.144A	4.88	7-15-2026	1,750,000	1,731,572
Berry Global, Inc.144A	5.63	7-15-2027	11,470,000	11,452,311
Clydesdale Acquisition Holdings, Inc.144A	6.88	1-15-2030	2,625,000	2,634,676
Mauser Packaging Solutions Holding Co.144A	7.88	4-15-2027	4,075,000	4,213,265
Owens-Brockway Glass Container, Inc.144A	6.63	5-13-2027	19,935,000	19,982,505
Sealed Air Corp.144A	5.13	12-1-2024	7,629,000	7,629,000
				65,748,737
Trucking & leasing: 2.21%
AerCap Global Aviation Trust (U.S. SOFR 3 Month+4.56%)144A±	6.50	6-15-2045	7,940,000	7,915,148
The accompanying notes are an integral part of these financial statements.
6 | Allspring Short-Term High Income Fund

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
Trucking & leasing(continued)
DAE Funding LLC144A	2.63%	3-20-2025	$5,910,000	$5,822,768
Fortress Transportation & Infrastructure Investors LLC144A	5.50	5-1-2028	29,355,000	29,163,118
				42,901,034
Technology: 3.24%
Computers: 1.54%
Seagate HDD Cayman	8.25	12-15-2029	7,020,000	7,610,691
Western Digital Corp.	4.75	2-15-2026	22,383,000	22,180,864
				29,791,555
Semiconductors: 0.27%
Entegris, Inc.144A	4.38	4-15-2028	4,700,000	4,514,562
ON Semiconductor Corp.144A	3.88	9-1-2028	795,000	755,537
				5,270,099
Software: 1.43%
SS&C Technologies, Inc.144A	5.50	9-30-2027	27,700,000	27,671,394
Utilities: 3.69%
Electric: 3.69%
NextEra Energy Operating Partners LP144A	4.50	9-15-2027	16,505,000	15,940,981
NextEra Energy Operating Partners LP144A	7.25	1-15-2029	6,980,000	7,307,844
Pattern Energy Operations LP/Pattern Energy Operations, Inc.144A	4.50	8-15-2028	17,588,000	16,913,300
PG&E Corp.	5.00	7-1-2028	2,635,000	2,580,806
Vistra Corp. (5 Year Treasury Constant Maturity+5.74%)144Aʊ±	7.00	12-15-2026	5,350,000	5,407,330
Vistra Operations Co. LLC144A	5.63	2-15-2027	23,400,000	23,364,802
				71,515,063
Total corporate bonds and notes (Cost $1,542,325,895)				1,567,474,243

	Shares
Investment companies: 0.53%
Exchange-traded funds: 0.53%
SPDR Bloomberg Short Term High Yield Bond ETF	405,000	10,319,400
Total investment companies (Cost $9,938,700)		10,319,400

			Principal
Loans: 4.35%
Communications: 0.18%
Media: 0.18%
Directv Financing LLC (U.S. SOFR 1 Month+5.00%)±	10.36	8-2-2027	$3,486,611	3,503,242
Consumer, cyclical: 1.68%
Airlines: 0.43%
SkyMiles IP Ltd. (U.S. SOFR 3 Month+3.75%)±	9.03	10-20-2027	8,128,556	8,298,199
Auto parts & equipment: 0.50%
First Brands Group LLC (U.S. SOFR 3 Month+5.00%)±	10.25	3-30-2027	9,882,471	9,749,650
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term High Income Fund | 7

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
Leisure time: 0.24%
Carnival Corp. (U.S. SOFR 1 Month+2.75%)±	8.00%	8-8-2027	$4,686,166	$4,700,834
Retail: 0.51%
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+3.25%)±	8.85	3-3-2028	7,395,000	6,821,000
PetSmart, Inc. (U.S. SOFR 1 Month+3.75%)±	9.10	2-11-2028	2,992,288	2,969,846
				9,790,846
Consumer, non-cyclical: 0.50%
Healthcare-services: 0.50%
ModivCare, Inc. (U.S. SOFR 3 Month+4.75%)‡±	10.08	7-1-2031	8,890,000	8,656,638
Select Medical Corp. (U.S. SOFR 1 Month+3.00%)±	8.25	3-6-2027	1,010,049	1,014,261
				9,670,899
Energy: 0.53%
Pipelines: 0.53%
AL NGPL Holdings LLC (U.S. SOFR 3 Month+3.25%)±	8.56	4-13-2028	1,921,547	1,927,946
GIP III Stetson I LP (U.S. SOFR 1 Month+3.50%)±	8.75	10-31-2028	2,053,781	2,057,642
Prairie ECI Acquiror LP (U.S. SOFR 1 Month+4.75%)±	10.00	8-1-2029	6,324,150	6,318,901
				10,304,489
Financial: 0.89%
Insurance: 0.89%
Asurion LLC (U.S. SOFR 1 Month+3.25%)±	8.61	12-23-2026	17,282,334	17,196,959
Technology: 0.28%
Software: 0.28%
Rocket Software, Inc. (U.S. SOFR 1 Month+4.75%)±	10.00	11-28-2028	5,436,306	5,431,794
Utilities: 0.29%
Electric: 0.29%
ExGen Renewables IV LLC (U.S. SOFR 3 Month+2.25%)±	7.31	12-15-2027	5,685,844	5,689,767
Total loans (Cost $84,062,999)				84,336,679
Non-agency mortgage-backed securities: 0.49%
GS Mortgage-Backed Securities Trust Series 2024-HE1 Class A1 (30 Day Average U.S. SOFR+1.60%)144A±	6.95	8-25-2054	9,376,194	9,386,262
Total non-agency mortgage-backed securities (Cost $9,376,194)				9,386,262
Yankee corporate bonds and notes: 8.21%
Communications: 0.48%
Telecommunications: 0.48%
Connect Finco SARL/Connect U.S. Finco LLC144A	6.75	10-1-2026	9,495,000	9,417,844
Consumer, cyclical: 3.32%
Airlines: 1.23%
Air Canada Pass-Through Trust Series 2020-1 Class C144A	10.50	7-15-2026	22,234,000	23,790,380
The accompanying notes are an integral part of these financial statements.
8 | Allspring Short-Term High Income Fund

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
Auto parts & equipment: 0.36%
Clarios Global LP144A	6.75%	5-15-2025	$7,058,000	$7,064,254
Entertainment: 0.17%
International Game Technology PLC144A	6.50	2-15-2025	3,290,000	3,291,316
Leisure time: 1.56%
Carnival Corp.144A	7.63	3-1-2026	8,485,000	8,570,953
Royal Caribbean Cruises Ltd.144A	5.38	7-15-2027	21,690,000	21,727,068
				30,298,021
Energy: 0.45%
Oil & gas: 0.45%
Borr IHC Ltd./Borr Finance LLC144A	10.00	11-15-2028	8,266,098	8,657,894
Financial: 1.48%
Banks: 0.44%
Intesa Sanpaolo SpA (5 Year USD Swap Rate+5.46%)144Aʊ±	7.70	9-17-2025	8,550,000	8,538,534
Diversified financial services: 1.04%
AerCap Holdings NV (5 Year Treasury Constant Maturity+4.54%)±	5.88	10-10-2079	4,790,000	4,783,614
Macquarie Airfinance Holdings Ltd.144A	6.40	3-26-2029	2,650,000	2,757,885
Macquarie Airfinance Holdings Ltd.144A	8.38	5-1-2028	11,845,000	12,550,180
				20,091,679
Industrial: 1.56%
Aerospace/defense: 0.48%
Bombardier, Inc.144A	7.88	4-15-2027	9,268,000	9,299,520
Electronics: 0.28%
Sensata Technologies BV144A	4.00	4-15-2029	5,815,000	5,475,041
Packaging & containers: 0.80%
Trivium Packaging Finance BV144A	5.50	8-15-2026	15,670,000	15,473,318
Technology: 0.10%
Software: 0.10%
Open Text Corp.144A	6.90	12-1-2027	1,800,000	1,889,966
Utilities: 0.82%
Electric: 0.82%
Emera, Inc. Series 16-A (3 Month LIBOR+5.44%)±	6.75	6-15-2076	15,920,000	15,972,218
Total yankee corporate bonds and notes (Cost $155,635,198)				159,259,985
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term High Income Fund | 9

Portfolio of investments—August 31, 2024

		Yield	Shares	Value
Short-term investments: 4.31%
Investment companies: 4.31%
Allspring Government Money Market Fund Select Class♠∞		5.23%	83,556,803	$83,556,803
Total short-term investments (Cost $83,556,803)				83,556,803
Total investments in securities (Cost $1,884,895,789)	98.73%			1,914,333,372
Other assets and liabilities, net	1.27			24,593,973
Total net assets	100.00%			$1,938,927,345

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
‡	Security is valued using significant unobservable inputs.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$72,874,106	$990,498,794	$(979,816,097)	$0	$0	$83,556,803	83,556,803	$4,602,497
The accompanying notes are an integral part of these financial statements.
10 | Allspring Short-Term High Income Fund

Statement of assets and liabilities—August 31, 2024
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $1,801,338,986)	$1,830,776,569
Investments in affiliated securities, at value (cost $83,556,803)	83,556,803
Cash	732
Receivable for interest	31,058,692
Receivable for Fund shares sold	3,190,411
Prepaid expenses and other assets	273,194
Total assets	1,948,856,401
Liabilities
Payable for Fund shares redeemed	4,143,534
Payable for investments purchased	4,080,289
Dividends payable	768,962
Management fee payable	676,113
Administration fees payable	148,417
Shareholder servicing fee payable	41,007
Distribution fee payable	15,748
Trustees’ fees and expenses payable	813
Accrued expenses and other liabilities	54,173
Total liabilities	9,929,056
Total net assets	$1,938,927,345
Net assets consist of
Paid-in capital	$1,997,322,150
Total distributable loss	(58,394,805)
Total net assets	$1,938,927,345
Computation of net asset value and offering price per share
Net assets–Class A	$125,978,456
Shares outstanding–Class A1	15,909,352
Net asset value per share–Class A	$7.92
Maximum offering price per share – Class A2	$8.16
Net assets–Class C	$23,555,495
Shares outstanding–Class C1	2,973,762
Net asset value per share–Class C	$7.92
Net assets–Administrator Class	$33,003,768
Shares outstanding–Administrator Class[1]	4,168,720
Net asset value per share–Administrator Class	$7.92
Net assets–Institutional Class	$1,756,389,626
Shares outstanding–Institutional Class[1]	222,137,608
Net asset value per share–Institutional Class	$7.91
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/97 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term High Income Fund | 11

Statement of operations—year ended August 31, 2024
Statement of operations
Investment income
Interest	$114,230,395
Income from affiliated securities	4,602,497
Dividends	761,834
Total investment income	119,594,726
Expenses
Management fee	8,514,035
Administration fees
Class A	172,081
Class C	34,871
Administrator Class	42,348
Institutional Class	1,302,436
Shareholder servicing fees
Class A	287,617
Class C	58,272
Administrator Class	106,107
Distribution fee
Class C	173,949
Custody and accounting fees	73,668
Professional fees	82,820
Registration fees	60,350
Shareholder report expenses	93,660
Trustees’ fees and expenses	24,861
Other fees and expenses	35,971
Total expenses	11,063,046
Less: Fee waivers and/or expense reimbursements
Fund-level	(1,288,150)
Class A	(16,280)
Class C	(2,647)
Administrator Class	(51,152)
Net expenses	9,704,817
Net investment income	109,889,909
Realized and unrealized gains (losses) on investments
Net realized losses on investments	(23,420,511)
Net change in unrealized gains (losses) on investments	53,003,364
Net realized and unrealized gains (losses) on investments	29,582,853
Net increase in net assets resulting from operations	$139,472,762
The accompanying notes are an integral part of these financial statements.
12 | Allspring Short-Term High Income Fund

Statement of changes in net assets
Statement of changes in net assets
	Year ended August 31, 2024		Year ended August 31, 2023
Operations
Net investment income		$109,889,909		$81,800,751
Net realized losses on investments		(23,420,511)		(11,191,875)
Net change in unrealized gains (losses) on investments		53,003,364		28,500,977
Net increase in net assets resulting from operations		139,472,762		99,109,853
Distributions to shareholders from
Net investment income and net realized gains
Class A		(6,737,558)		(5,426,839)
Class C		(1,189,235)		(911,565)
Administrator Class		(2,552,660)		(2,435,496)
Institutional Class		(100,957,797)		(74,116,325)
Total distributions to shareholders		(111,437,250)		(82,890,225)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	4,585,763	35,880,692	4,709,766	36,497,197
Class C	1,070,558	8,359,736	1,204,927	9,355,025
Administrator Class	962,875	7,506,278	1,971,602	15,329,867
Institutional Class	110,741,310	862,942,002	160,573,025	1,243,088,265
		914,688,708		1,304,270,354
Reinvestment of distributions
Class A	846,483	6,614,832	682,626	5,299,433
Class C	152,363	1,189,235	117,335	911,379
Administrator Class	325,912	2,544,551	312,794	2,425,799
Institutional Class	12,766,167	99,616,729	9,315,015	72,257,999
		109,965,347		80,894,610
Payment for shares redeemed
Class A	(3,902,406)	(30,472,398)	(3,945,529)	(30,544,674)
Class C	(1,112,082)	(8,687,743)	(993,494)	(7,714,141)
Administrator Class	(2,995,847)	(23,422,224)	(4,241,969)	(32,917,656)
Institutional Class	(95,263,542)	(742,155,983)	(103,684,941)	(803,288,440)
		(804,738,348)		(874,464,911)
Net increase in net assets resulting from capital share transactions		219,915,707		510,700,053
Total increase in net assets		247,951,219		526,919,681
Net assets
Beginning of period		1,690,976,126		1,164,056,445
End of period		$1,938,927,345		$1,690,976,126
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term High Income Fund | 13

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Class A	2024	2023	2022	2021	2020
Net asset value, beginning of period	$7.80	$7.72	$8.25	$8.09	$8.07
Net investment income	0.45 [1]	0.40	0.29	0.28	0.26
Net realized and unrealized gains (losses) on investments	0.13	0.08	(0.51)	0.18	0.02
Total from investment operations	0.58	0.48	(0.22)	0.46	0.28
Distributions to shareholders from
Net investment income	(0.46)	(0.40)	(0.31)	(0.30)	(0.26)
Net asset value, end of period	$7.92	$7.80	$7.72	$8.25	$8.09
Total return[2]	7.67%	6.33%	(2.73)%	5.73%	3.61%
Ratios to average net assets (annualized)
Gross expenses	0.89%	0.90%	0.92%	0.93%	0.94%
Net expenses	0.81%	0.81%	0.81%	0.80%	0.81%
Net investment income	5.80%	5.08%	3.65%	3.46%	3.19%
Supplemental data
Portfolio turnover rate	47%	27%	43%	63%	78%
Net assets, end of period (000s omitted)	$125,978	$112,193	$99,828	$123,375	$97,985

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
14 | Allspring Short-Term High Income Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Class C	2024	2023	2022	2021	2020
Net asset value, beginning of period	$7.81	$7.72	$8.26	$8.09	$8.07
Net investment income	0.39 [1]	0.33	0.24	0.24	0.20
Net realized and unrealized gains (losses) on investments	0.12	0.10	(0.53)	0.17	0.02
Total from investment operations	0.51	0.43	(0.29)	0.41	0.22
Distributions to shareholders from
Net investment income	(0.40)	(0.34)	(0.25)	(0.24)	(0.20)
Net asset value, end of period	$7.92	$7.81	$7.72	$8.26	$8.09
Total return[2]	6.74%	5.67%	(3.58)%	5.06%	2.84%
Ratios to average net assets (annualized)
Gross expenses	1.64%	1.65%	1.67%	1.68%	1.69%
Net expenses	1.56%	1.56%	1.56%	1.56%	1.56%
Net investment income	5.05%	4.33%	2.88%	2.73%	2.43%
Supplemental data
Portfolio turnover rate	47%	27%	43%	63%	78%
Net assets, end of period (000s omitted)	$23,555	$22,345	$19,567	$29,136	$46,066

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term High Income Fund | 15

Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Administrator Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$7.80	$7.72	$8.25	$8.09	$8.06
Net investment income	0.46 [1]	0.41	0.30	0.30 [1]	0.27
Net realized and unrealized gains (losses) on investments	0.13	0.08	(0.51)	0.17	0.03
Total from investment operations	0.59	0.49	(0.21)	0.47	0.30
Distributions to shareholders from
Net investment income	(0.47)	(0.41)	(0.32)	(0.31)	(0.27)
Net asset value, end of period	$7.92	$7.80	$7.72	$8.25	$8.09
Total return[2]	7.84%	6.50%	(2.58)%	5.90%	3.90%
Ratios to average net assets (annualized)
Gross expenses	0.84%	0.84%	0.86%	0.87%	0.88%
Net expenses	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income	5.96%	5.17%	3.80%	3.63%	3.29%
Supplemental data
Portfolio turnover rate	47%	27%	43%	63%	78%
Net assets, end of period (000s omitted)	$33,004	$45,839	$60,460	$82,124	$52,406

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
16 | Allspring Short-Term High Income Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Institutional Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$7.79	$7.71	$8.24	$8.08	$8.05
Net investment income	0.48 [1]	0.41	0.32	0.31 [1]	0.29
Net realized and unrealized gains (losses) on investments	0.13	0.09	(0.52)	0.17	0.03
Total from investment operations	0.61	0.50	(0.20)	0.48	0.32
Distributions to shareholders from
Net investment income	(0.49)	(0.42)	(0.33)	(0.32)	(0.29)
Net asset value, end of period	$7.91	$7.79	$7.71	$8.24	$8.08
Total return[2]	8.01%	6.66%	(2.44)%	6.06%	4.06%
Ratios to average net assets (annualized)
Gross expenses	0.57%	0.57%	0.59%	0.60%	0.61%
Net expenses	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	6.11%	5.42%	3.99%	3.78%	3.47%
Supplemental data
Portfolio turnover rate	47%	27%	43%	63%	78%
Net assets, end of period (000s omitted)	$1,756,390	$1,510,599	$984,201	$823,568	$554,044

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term High Income Fund | 17

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Short-Term High Income Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of Assets and Liabilities.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased.  If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
18 | Allspring Short-Term High Income Fund

Notes to financial statements
Interest earned on cash balances held at the custodian is recorded as interest income.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of August 31, 2024, the aggregate cost of all investments for federal income tax purposes was $1,886,051,091 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$30,140,546
Gross unrealized losses	(1,858,265)
Net unrealized gains	$28,282,281
As of August 31, 2024, the Fund had capital loss carryforwards which consist of $18,672,616 in short-term capital losses and $67,957,730 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Short-Term High Income Fund | 19

Notes to financial statements
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Corporate bonds and notes	$0	$1,567,474,243	$0	$1,567,474,243
Investment companies	10,319,400	0	0	10,319,400
Loans	0	75,680,041	8,656,638	84,336,679
Non-agency mortgage-backed securities	0	9,386,262	0	9,386,262
Yankee corporate bonds and notes	0	159,259,985	0	159,259,985
Short-term investments
Investment companies	83,556,803	0	0	83,556,803
Total assets	$93,876,203	$1,811,800,531	$8,656,638	$1,914,333,372
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At August 31, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.500%
Next $500 million	0.475
Next $2 billion	0.450
Next $2 billion	0.425
Next $5 billion	0.390
Over $10 billion	0.380
For the year ended August 31, 2024, the management fee was equivalent to an annual rate of 0.47% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Administrator Class	0.10
Institutional Class	0.08
20 | Allspring Short-Term High Income Fund

Notes to financial statements
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through December 31, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of August 31, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.81%
Class C	1.56
Administrator Class	0.65
Institutional Class	0.50
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended August 31, 2024, Allspring Funds Distributor received $7,335 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the year ended August 31, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class and are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any material interfund transactions during the year ended August 31, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended August 31, 2024 were $1,288,110,549 and $808,838,061, respectively.
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $275,000,000 (prior to July 9, 2024: $350,000,000), revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended August 31, 2024, there were no borrowings by the Fund under the agreement.
7.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended August 31
	2024	2023
Ordinary income	$111,437,250	$82,890,225
Allspring Short-Term High Income Fund | 21

Notes to financial statements
As of August 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	Unrealized gains	Capital loss carryforward
$462,094	$28,282,281	$(86,630,346)
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
22 | Allspring Short-Term High Income Fund

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Short-Term High Income Fund (the Fund), one of the Funds constituting Allspring Funds Trust, including the portfolio of investments, as of August 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian, transfer agent, agent banks and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
October 24, 2024
Allspring Short-Term High Income Fund | 23

Other information (unaudited)
Other information
Tax information
For the fiscal year ended August 31, 2024, $84,353,044 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

24 | Allspring Short-Term High Income Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Allspring Short-Term High Income Fund | 25

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 28-30, 2024 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Short-Term High Income Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2024, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* The Board also received information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., under a transition services agreement and an update on the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

26 | Allspring Short-Term High Income Fund

Other information (unaudited)
Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program, and fair valuation designee. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2023. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than or in range of the average investment performance of the Universe for all periods under review, except for the one-year period under review. The Board also noted that the investment performance of the Fund was lower than the investment performance of its benchmark index, the ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index, for all periods under review, except for the three-year period under review when the performance was in range of the investment performance of its benchmark index.
The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions and market factors that affected the Fund’s investment performance.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for each share class.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than the sum of these average rates for the Fund’s expense Groups for each share class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Allspring Short-Term High Income Fund | 27

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

28 | Allspring Short-Term High Income Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

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NCSR3017 08-24

Allspring Ultra Short-Term Income Fund
Long Form Financial Statements
Annual Report
August 31, 2024

Allspring Ultra Short-Term Income Fund | 1

Portfolio of investments—August 31, 2024
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 1.24%
FHLMC	4.50%	9-1-2026	$23,470	$23,437
FHLMC	7.00	6-1-2031	116,270	120,759
FHLMC Multifamily Structured Pass-Through Certificates Series Q004 Class AFL (12 Month Treasury Average+0.74%)±	5.86	5-25-2044	727,210	727,316
FHLMC Structured Pass-Through Certificates Series T-42 Class A6	9.50	2-25-2042	345,950	395,317
FHLMC (1 Year Treasury Constant Maturity+2.21%)±	6.62	5-1-2035	58,375	59,921
FHLMC (1 Year Treasury Constant Maturity+2.22%)±	6.97	3-1-2035	213,760	221,493
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.45	4-1-2038	177,507	183,010
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.68	9-1-2038	393,057	405,162
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.93	10-1-2038	173,890	178,036
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	7.13	4-1-2032	22,922	23,399
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	7.25	6-1-2032	182	186
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	7.28	11-1-2035	388,267	399,005
FHLMC Series 3924 Class MF (30 Day Average U.S. SOFR+0.61%)±	5.97	9-15-2041	461,475	454,951
FHLMC Series 4889 Class CD	3.00	4-15-2049	537,650	482,917
FHLMC Series 4938 Class BF (30 Day Average U.S. SOFR+0.61%)±	5.96	12-25-2049	2,634,452	2,597,995
FNMA	4.50	1-1-2027	65,657	65,512
FNMA	6.50	8-1-2031	132,745	136,679
FNMA (1 Year Treasury Constant Maturity+2.02%)±	6.30	12-1-2034	73,765	75,798
FNMA (1 Year Treasury Constant Maturity+2.20%)±	6.65	12-1-2040	899,931	932,164
FNMA (1 Year Treasury Constant Maturity+2.21%)±	6.85	10-1-2034	2,388	2,458
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.34	11-1-2031	17,598	17,843
FNMA (1 Year Treasury Constant Maturity+2.22%)±	7.01	9-1-2035	84,602	87,252
FNMA (1 Year Treasury Constant Maturity+2.22%)±	7.22	6-1-2032	46,144	47,258
FNMA (1 Year Treasury Constant Maturity+2.22%)±	7.22	6-1-2034	302,687	312,321
FNMA (1 Year Treasury Constant Maturity+2.23%)±	6.80	7-1-2038	737,006	763,638
FNMA (1 Year Treasury Constant Maturity+2.24%)±	6.69	11-1-2038	212,824	220,469
FNMA (1 Year Treasury Constant Maturity+2.25%)±	6.76	12-1-2040	65,797	66,951
FNMA (1 Year Treasury Constant Maturity+2.26%)±	6.38	11-1-2035	34,200	35,228
FNMA (1 Year Treasury Constant Maturity+2.28%)±	6.74	8-1-2036	459,404	475,970
FNMA (1 Year Treasury Constant Maturity+2.31%)±	7.10	5-1-2036	146,224	151,685
FNMA (1 Year Treasury Constant Maturity+2.36%)±	6.71	11-1-2034	225,036	233,398
FNMA (12 Month Treasury Average+2.05%)±	7.17	8-1-2045	128,290	130,613
FNMA (RFUCCT1Y+1.77%)±	6.66	7-1-2044	554,975	570,372
FNMA (RFUCCT6M+1.38%)±	7.00	10-1-2031	30,222	30,354
FNMA (RFUCCT6M+1.50%)±	6.37	9-1-2037	146,530	148,931
FNMA Series 2000-T6 Class A2	9.50	11-25-2040	145,932	146,385
FNMA Series 2001-T10 Class A3	9.50	12-25-2041	199,758	208,610
FNMA Series 2001-T12 Class A3	9.50	8-25-2041	181,156	189,920
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	183,516	200,140
FNMA Series 2002-W4 Class A6±±	4.77	5-25-2042	246,136	240,688
FNMA Series 2003-W11 Class A1±±	7.72	6-25-2033	8,622	8,725
FNMA Series 2003-W3 Class 1A4±±	4.46	8-25-2042	14,775	14,044
FNMA Series 2007-W2 Class 1A1 (30 Day Average U.S. SOFR+0.43%)±	5.78	3-25-2037	164,519	161,500
FNMA Series 2013-23 Class LF (30 Day Average U.S. SOFR+0.46%)±	5.80	3-25-2043	1,998,137	1,969,276
The accompanying notes are an integral part of these financial statements.
2 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA Series 2014-19 Class HA	2.00%	6-25-2040	$87,844	$84,243
GNMA	7.00	6-15-2033	170,294	179,558
Total agency securities (Cost $14,043,871)				14,180,887
Asset-backed securities: 19.18%
ACM Auto Trust Series 2024-1A Class A144A	7.71	1-21-2031	2,836,899	2,855,554
ACRES Commercial Realty Ltd. Series 2021-FL2 Class A (U.S. SOFR 1 Month+1.51%)144A±	6.85	1-15-2037	2,481,015	2,461,568
Aqua Finance Trust Series 2021-A Class A144A	1.54	7-17-2046	4,129,266	3,774,176
BHG Securitization Trust Series 2021-A Class A144A	1.42	11-17-2033	1,285,805	1,243,680
Black Diamond CLO Ltd. Series 2017-1A Class A1AR (U.S. SOFR 3 Month+1.31%)144A±	6.59	4-24-2029	24,721	24,726
BRAVO Residential Funding Trust Series 2021-HE2 Class A1 (30 Day Average U.S. SOFR+0.75%)144A±	6.10	11-25-2069	3,133,050	3,120,938
Carlyle C17 CLO Ltd. Series C17A Class A1AR (U.S. SOFR 3 Month+1.29%)144A±	6.55	4-30-2031	1,893,446	1,894,857
Carlyle Global Market Strategies CLO Ltd. Series 2015-1A Class AR3 (U.S. SOFR 3 Month+1.24%)144A±	6.52	7-20-2031	7,481,917	7,486,845
CCG Receivables Trust Series 2022-1 Class A2144A	3.91	7-16-2029	1,588,221	1,576,089
CFMT LLC Series 2021-AL1 Class B144A	1.39	9-22-2031	2,329,288	2,322,241
CFMT LLC Series 2021-EBO1 Class A144A±±	0.98	11-25-2050	342,388	338,639
CIFC Funding Ltd. Series 2018-1A Class A (U.S. SOFR 3 Month+1.26%)144A±	6.54	4-18-2031	1,191,128	1,192,044
ClickLease Equipment Receivables Trust Series 2024-1 Class A144A	6.86	2-15-2030	4,374,386	4,386,812
Commonbond Student Loan Trust Series 2018-BGS Class A1144A	3.56	9-25-2045	1,788,415	1,696,272
Domino’s Pizza Master Issuer LLC Series 2015-1A Class A2II144A	4.47	10-25-2045	15,767,500	15,590,707
Dryden 30 Senior Loan Fund Series 2013-30A Class AR (U.S. SOFR 3 Month+1.08%)144A±	6.20	11-15-2028	1,902,972	1,903,509
Dryden 80 CLO Ltd. Series 2019-80A Class AR (U.S. SOFR 3 Month+1.25%)144A±	6.54	1-17-2033	11,000,000	11,002,155
ECMC Group Student Loan Trust Series 2020-2A Class A (30 Day Average U.S. SOFR+1.26%)144A±	6.61	11-25-2069	3,634,707	3,637,967
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 (U.S. SOFR 1 Month+1.24%)±	6.58	9-25-2033	118,500	116,866
Exeter Automobile Receivables Trust Series 2020-1A Class D144A	2.73	12-15-2025	634,696	633,089
Exeter Automobile Receivables Trust Series 2021-3A Class C	0.96	10-15-2026	1,773,081	1,761,577
FREED ABS Trust Series 2022-3FP Class D144A	7.36	8-20-2029	3,000,000	3,037,594
Hertz Vehicle Financing LLC Series 2021-1A Class A144A	1.21	12-26-2025	7,550,000	7,485,352
HGI CRE CLO Ltd. Series 2021-FL2 Class A (U.S. SOFR 1 Month+1.11%)144A±	6.45	9-17-2036	4,163,766	4,112,594
M&T Bank Auto Receivables Trust Series 2024-1A Class A3144A	5.22	2-17-2032	3,715,000	3,772,533
MF1 Ltd. Series 2021-FL7 Class A (U.S. SOFR 1 Month+1.19%)144A±	6.54	10-16-2036	13,926,246	13,834,862
MF1 Ltd. Series 2022-FL8 Class A (U.S. SOFR 1 Month+1.35%)144A±	6.69	2-19-2037	12,616,841	12,486,736
MF1 Multifamily Housing Mortgage Loan Trust Series 2021-FL5 Class A (U.S. SOFR 1 Month+0.96%)144A±	6.30	7-15-2036	2,721,597	2,707,140
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Income Fund | 3

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
MNR ABS Issuer I LLC‡	8.12%	12-15-2038	$2,400,346	$2,424,349
Navient Private Education Refinance Loan Trust Series 2018-CA Class A2144A	3.52	6-16-2042	1,611	1,609
Navient Private Education Refinance Loan Trust Series 2021-EA Class A144A	0.97	12-16-2069	5,558,656	4,892,686
Navient Student Loan Trust Series 2017-3A Class A3 (30 Day Average U.S. SOFR+1.16%)144A±	6.51	7-26-2066	4,193,529	4,201,735
Octagon Investment Partners 30 Ltd. Series 2017-1A Class A1R (U.S. SOFR 3 Month+1.26%)144A±	6.54	3-17-2030	6,535,522	6,548,104
Octane Receivables Trust Series 2021-1A Class A144A	0.93	3-22-2027	87,837	87,626
OneMain Direct Auto Receivables Trust Series 2021-1A Class A144A	0.87	7-14-2028	5,347,025	5,223,060
Pagaya AI Debt Trust Series 2023-5 Class B144A	7.63	4-15-2031	3,999,966	4,031,201
Palmer Square CLO Ltd. Series 2013-2A Class A1A3 (U.S. SOFR 3 Month+1.26%)144A±	6.55	10-17-2031	9,692,190	9,699,288
RCKT Mortgage Trust Series 2023-CES3 Class A1B144A±±	7.46	11-25-2043	1,758,977	1,793,868
RFS Asset Securitization II LLC Series 2024-1 Class A144A	6.55	7-15-2031	4,190,000	4,237,136
Santander Bank Auto Credit-Linked Notes Series 2023-A Class B144A	6.49	6-15-2033	949,734	955,345
Santander Drive Auto Receivables Trust Series 2020-4 Class D	1.48	1-15-2027	5,457,516	5,411,366
SLM Student Loan Trust Series 2003-10A Class A4 (90 Day Average U.S. SOFR+0.93%)144A±	6.28	12-17-2068	11,675,844	11,644,208
SLM Student Loan Trust Series 2013-1 Class A3 (30 Day Average U.S. SOFR+0.66%)±	6.01	5-26-2055	2,499,574	2,462,434
Sotheby’s Artfi Master Trust Series 2024-1A Class B144A	6.58	12-22-2031	2,000,000	2,026,173
Sound Point CLO VIII-R Ltd. Series 2015-1RA Class AR (U.S. SOFR 3 Month+1.34%)144A±	6.64	4-15-2030	2,455,079	2,456,465
SpringCastle America Funding LLC Series 2020-AA Class A144A	1.97	9-25-2037	1,734,018	1,595,565
TCI-Symphony CLO Ltd. Series 2016-1A Class AR2 (U.S. SOFR 3 Month+1.28%)144A±	6.58	10-13-2032	5,692,451	5,696,772
THL Credit Wind River CLO Ltd. Series 2013-2A Class AR2 (U.S. SOFR 3 Month+1.26%)144A±	6.54	10-18-2030	5,061,477	5,064,116
TRTX Issuer Ltd. Series 2022-FL5 Class A (U.S. SOFR 1 Month+1.65%)144A±	6.99	2-15-2039	14,735,303	14,588,352
U.S. Bank NA Series 2023-1 Class B144A	6.79	8-25-2032	1,500,609	1,517,277
Voya CLO Ltd. Series 2017-1A Class A1R (U.S. SOFR 3 Month+1.21%)144A±	6.50	4-17-2030	2,667,546	2,668,833
World Omni Select Auto Trust Series 2021-A Class B	0.85	8-16-2027	4,000,000	3,927,152
Total asset-backed securities (Cost $221,609,765)				219,611,842
Corporate bonds and notes: 30.95%
Basic materials: 1.36%
Chemicals: 0.74%
Celanese U.S. Holdings LLC	6.05	3-15-2025	1,515,000	1,520,454
International Flavors & Fragrances, Inc.144A	1.23	10-1-2025	7,238,000	6,946,624
				8,467,078
The accompanying notes are an integral part of these financial statements.
4 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
Mining: 0.62%
Newmont Corp./Newcrest Finance Pty. Ltd.144A	5.30%	3-15-2026	$7,000,000	$7,064,550
Communications: 1.36%
Media: 0.72%
Charter Communications Operating LLC/Charter Communications Operating Capital	6.15	11-10-2026	8,000,000	8,195,886
Telecommunications: 0.64%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC144A	4.74	3-20-2025	1,251,938	1,248,352
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC144A	5.15	3-20-2028	6,022,500	6,053,630
				7,301,982
Consumer, cyclical: 6.99%
Airlines: 0.39%
Delta Air Lines, Inc./SkyMiles IP Ltd.144A	4.50	10-20-2025	4,166,669	4,150,303
U.S. Airways Pass-Through Trust Series 2013-1 Class A	3.95	11-15-2025	304,808	300,008
				4,450,311
Apparel: 1.05%
Michael Kors USA, Inc.144A	4.25	11-1-2024	9,074,000	9,026,316
Tapestry, Inc.	7.05	11-27-2025	3,000,000	3,055,610
				12,081,926
Auto manufacturers: 4.10%
American Honda Finance Corp.	4.90	7-9-2027	5,000,000	5,074,743
BMW U.S. Capital LLC144A	4.65	8-13-2026	6,505,000	6,531,299
Ford Motor Credit Co. LLC	2.30	2-10-2025	8,000,000	7,885,368
General Motors Financial Co., Inc.	5.35	7-15-2027	2,185,000	2,224,312
General Motors Financial Co., Inc.	5.40	4-6-2026	5,000,000	5,046,020
Hyundai Capital America144A	5.25	1-8-2027	7,000,000	7,088,978
Toyota Motor Credit Corp.	4.55	8-7-2026	6,505,000	6,530,042
Volkswagen Group of America Finance LLC144A	4.90	8-14-2026	6,505,000	6,518,607
				46,899,369
Entertainment: 0.50%
Warnermedia Holdings, Inc.	3.76	3-15-2027	6,000,000	5,748,263
Lodging: 0.45%
Las Vegas Sands Corp.	5.90	6-1-2027	5,000,000	5,103,958
Toys/games/hobbies: 0.50%
Mattel, Inc.144A	3.38	4-1-2026	5,921,000	5,752,418
Consumer, non-cyclical: 2.53%
Agriculture: 0.62%
Philip Morris International, Inc.	4.75	2-12-2027	7,000,000	7,063,087
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Income Fund | 5

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
Commercial services: 0.95%
Ashtead Capital, Inc.144A	1.50%	8-12-2026	$1,628,000	$1,524,476
Ashtead Capital, Inc.144A	4.38	8-15-2027	2,850,000	2,814,397
Quanta Services, Inc.	4.75	8-9-2027	6,505,000	6,534,083
				10,872,956
Food: 0.57%
Kroger Co.	4.70	8-15-2026	6,520,000	6,539,161
Healthcare-services: 0.17%
Quest Diagnostics, Inc.	4.60	12-15-2027	1,950,000	1,962,212
Pharmaceuticals: 0.22%
Bayer U.S. Finance LLC144A	6.13	11-21-2026	2,500,000	2,563,514
Energy: 2.05%
Oil & gas: 1.06%
BP Capital Markets America, Inc.	5.02	11-17-2027	7,000,000	7,152,142
Occidental Petroleum Corp.	5.00	8-1-2027	3,000,000	3,024,885
Ovintiv, Inc.	5.65	5-15-2025	2,000,000	2,003,044
				12,180,071
Pipelines: 0.99%
6297782 LLC144A	4.91	9-1-2027	5,850,000	5,862,285
EnLink Midstream LLC144A	5.63	1-15-2028	5,305,000	5,402,707
				11,264,992
Financial: 12.25%
Banks: 4.81%
Bank of America Corp. (U.S. SOFR+0.65%)±	1.53	12-6-2025	4,500,000	4,453,585
Citibank NA	4.93	8-6-2026	6,545,000	6,600,429
Citigroup, Inc. (U.S. SOFR+0.69%)±	6.05	10-30-2024	8,000,000	8,004,242
Goldman Sachs Group, Inc. (U.S. SOFR+0.49%)±	5.85	10-21-2024	8,000,000	8,000,901
JPMorgan Chase & Co. (U.S. SOFR+0.92%)±	6.29	2-24-2026	5,000,000	5,009,100
Morgan Stanley Bank NA (U.S. SOFR+0.87%)±	5.50	5-26-2028	3,600,000	3,689,865
Morgan Stanley (U.S. SOFR+0.56%)±	1.16	10-21-2025	8,000,000	7,951,853
National Securities Clearing Corp.144A	5.15	5-30-2025	4,000,000	4,005,227
U.S. Bancorp (U.S. SOFR+1.88%)±	6.79	10-26-2027	7,000,000	7,318,116
				55,033,318
Insurance: 4.24%
Brighthouse Financial Global Funding144A	1.75	1-13-2025	11,340,000	11,184,580
CNO Global Funding144A	5.88	6-4-2027	3,500,000	3,586,178
Equitable Financial Life Global Funding144A	5.50	12-2-2025	10,615,000	10,710,201
Jackson National Life Global Funding144A	5.55	7-2-2027	5,000,000	5,107,431
Metropolitan Life Global Funding I144A	5.05	6-11-2027	5,000,000	5,107,325
Principal Life Global Funding II144A	1.38	1-10-2025	13,000,000	12,829,865
				48,525,580
The accompanying notes are an integral part of these financial statements.
6 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
Investment Companies: 0.43%
FS KKR Capital Corp.144A	4.25%	2-14-2025	$5,000,000	$4,959,435
REITS: 2.77%
EPR Properties	4.75	12-15-2026	3,000,000	2,963,888
Omega Healthcare Investors, Inc.	4.50	1-15-2025	6,076,000	6,050,069
SBA Tower Trust144A	6.60	1-15-2028	5,099,000	5,273,177
Tanger Properties LP	3.13	9-1-2026	6,975,000	6,708,355
WEA Finance LLC/Westfield U.K. & Europe Finance PLC144A	3.75	9-17-2024	10,766,000	10,749,478
				31,744,967
Industrial: 1.35%
Hand/machine tools: 0.46%
Regal Rexnord Corp.	6.05	2-15-2026	5,255,000	5,320,196
Trucking & leasing: 0.89%
GATX Corp.	5.40	3-15-2027	5,000,000	5,093,000
Penske Truck Leasing Co. LP/PTL Finance Corp.144A	5.75	5-24-2026	5,000,000	5,068,921
				10,161,921
Technology: 0.33%
Computers: 0.33%
Kyndryl Holdings, Inc.	2.05	10-15-2026	4,004,000	3,761,949
Utilities: 2.73%
Electric: 2.73%
Alliant Energy Finance LLC144A	5.40	6-6-2027	5,610,000	5,728,424
DTE Energy Co.	4.95	7-1-2027	4,790,000	4,841,968
Emera U.S. Finance LP	3.55	6-15-2026	4,695,000	4,571,803
Oncor Electric Delivery Co. LLC	2.95	4-1-2025	5,105,000	5,041,723
Southern California Edison Co.	5.35	3-1-2026	5,000,000	5,059,651
Vistra Operations Co. LLC144A	3.70	1-30-2027	6,195,000	6,028,533
				31,272,102
Total corporate bonds and notes (Cost $351,872,865)				354,291,202

	Shares
Investment companies: 3.42%
Exchange-traded funds: 3.42%
iShares 0-5 Year High Yield Corporate Bond ETF	314,900	13,559,594
SPDR Portfolio Short Term Corporate Bond ETF	847,800	25,552,692
Total investment companies (Cost $39,934,659)		39,112,286
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Income Fund | 7

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 0.10%
Indiana: 0.10%
Education revenue: 0.10%
Indiana Secondary Market for Education Loans, Inc. (U.S. SOFR 1 Month+0.80%)±	6.26%	2-25-2044	$1,185,165	$1,184,223
Total municipal obligations (Cost $1,175,114)				1,184,223
Non-agency mortgage-backed securities: 14.61%
Angel Oak Mortgage Trust Series 2020-4 Class A1144A±±	1.47	6-25-2065	547,671	515,339
Angel Oak Mortgage Trust Series 2020-5 Class A2144A±±	1.58	5-25-2065	422,248	398,551
Angel Oak Mortgage Trust Series 2020-R1 Class A1144A±±	0.99	4-25-2053	1,465,655	1,376,708
Angel Oak Mortgage Trust Series 2024-8 Class A1144Aøø	5.34	5-27-2069	900,000	899,987
BRAVO Residential Funding Trust Series 2020-RPL1 Class A1144A±±	2.50	5-26-2059	586,100	567,133
Bunker Hill Loan Depositary Trust Series 2019-2 Class A1144A±±	2.88	7-25-2049	771,468	747,458
BXP Trust Series 2017-CQHP Class A (U.S. SOFR 1 Month+0.90%)144A±	6.23	11-15-2034	3,500,000	3,254,743
Cascade Funding Mortgage Trust Series 2018-RM2 Class A144A±±	4.00	10-25-2068	285,530	285,422
CHL Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1±±	6.01	6-19-2031	41,978	41,118
CHL Mortgage Pass-Through Trust Series 2001-HYB1 Class 1A1±±	6.16	6-19-2031	67,220	66,461
CHNGE Mortgage Trust Series 2022-2 Class A1144A±±	3.76	3-25-2067	11,030,899	10,517,969
COLT Mortgage Loan Trust Series 2021-HX1 Class A1144A±±	1.11	10-25-2066	9,789,975	8,277,554
COLT Pass-Through Certificates Series 2021-1R Class A1144A±±	0.86	5-25-2065	2,172,801	1,879,073
CSAIL Commercial Mortgage Trust Series 2018-CX12 Class A2	4.14	8-15-2051	567,389	562,848
CSMC Trust Series 2020-AFC1 Class A3144A±±	3.51	2-25-2050	1,268,569	1,215,053
CSMC Trust Series 2021-NQM2 Class A1144A±±	1.18	2-25-2066	3,513,712	3,098,085
CSMC Trust Series 2022-NQM1 Class A1144A±±	2.27	11-25-2066	5,734,513	5,165,595
Ellington Financial Mortgage Trust Series 2020-1 Class A1144A±±	2.01	5-25-2065	172,874	169,105
Ellington Financial Mortgage Trust Series 2021-1 Class A1144A±±	0.80	2-25-2066	545,893	465,586
Finance of America Structured Securities Trust Series 2022-S6 Class A1144A	3.00	7-25-2061	4,000,219	3,867,403
GCAT Trust Series 2022-HX1 Class A1144A±±	2.89	12-27-2066	12,268,663	11,336,393
GS Mortgage Securities Corp. Trust Series 2021-DM Class A (U.S. SOFR 1 Month+1.00%)144A±	6.34	11-15-2036	1,000,000	989,688
GS Mortgage-Backed Securities Trust Series 2020-NQM1 Class A1144A±±	1.38	9-27-2060	827,420	773,886
GS Mortgage-Backed Securities Trust Series 2024-HE1 Class A1 (30 Day Average U.S. SOFR+1.60%)144A±	6.95	8-25-2054	6,563,336	6,570,384
GSMPS Mortgage Loan Trust Series 1998-1 Class A144A±±	8.00	9-19-2027	20,963	20,030
Imperial Fund Mortgage Trust Series 2020-NQM1 Class A1144A±±	1.38	10-25-2055	1,939,939	1,794,052
Imperial Fund Mortgage Trust Series 2021-NQM1 Class A1144A±±	1.07	6-25-2056	1,674,052	1,445,222
Imperial Fund Mortgage Trust Series 2021-NQM3 Class A1144A±±	1.60	11-25-2056	3,416,751	2,889,497
Imperial Fund Mortgage Trust Series 2022-NQM3 Class A1144A±±	4.38	5-25-2067	11,531,028	11,346,723
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-PHH Class A (U.S. SOFR 1 Month+1.26%)144A±	6.59	6-15-2035	3,571,081	3,127,536
JPMorgan Mortgage Trust Series 2019-7 Class B2A144A±±	2.97	2-25-2050	2,205,595	1,895,286
Legacy Mortgage Asset Trust Series 2020-RPL1 Class A1144A±±	3.00	9-25-2059	6,182,708	5,884,250
MASTR Adjustable Rate Mortgages Trust Series 2002-3 Class 4A1±±	6.75	10-25-2032	1,306	1,266
The accompanying notes are an integral part of these financial statements.
8 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
MFA Trust Series 2020-NQM1 Class A1144A±±	2.48%	3-25-2065	$777,166	$743,529
MFA Trust Series 2020-NQM3 Class A1144A±±	1.01	1-26-2065	815,976	753,603
MFA Trust Series 2021-NQM1 Class A1144A±±	1.15	4-25-2065	2,680,521	2,488,746
Mill City Mortgage Loan Trust Series 2018-2 Class A1144A±±	3.50	5-25-2058	272,335	269,434
New Residential Mortgage Loan Trust Series 2021-INV1 Class A6144A±±	2.50	6-25-2051	4,894,291	4,373,805
OBX Trust Series 2020-EXP1 Class 1A8144A±±	3.50	2-25-2060	589,799	520,973
OBX Trust Series 2021-NQM3 Class A1144A±±	1.05	7-25-2061	3,774,164	3,067,038
OPG Trust Series 2021-PORT Class A (U.S. SOFR 1 Month+0.60%)144A±	5.94	10-15-2036	14,988,442	14,740,195
Residential Mortgage Loan Trust Series 2021-1R Class A1144A±±	0.86	1-25-2065	1,550,133	1,458,945
SPGN Mortgage Trust Series 2022-TFLM Class A (U.S. SOFR 1 Month+1.55%)144A±	6.89	2-15-2039	20,000,000	19,663,838
Starwood Mortgage Residential Trust Series 2020-1 Class A3144A±±	2.56	2-25-2050	2,535,535	2,408,632
Starwood Mortgage Residential Trust Series 2021-2 Class A1144A±±	0.94	5-25-2065	1,846,501	1,707,690
Towd Point Mortgage Trust Series 2017-4 Class A1144A±±	2.75	6-25-2057	615,341	593,921
Towd Point Mortgage Trust Series 2017-6 Class A1144A±±	2.75	10-25-2057	611,613	592,984
Towd Point Mortgage Trust Series 2018-2 Class A1144A±±	3.25	3-25-2058	973,533	949,949
Towd Point Mortgage Trust Series 2018-3 Class A1144A±±	3.75	5-25-2058	2,495,392	2,432,913
TRK Trust Series 2021-INV2 Class A1144A±±	1.97	11-25-2056	10,490,711	9,176,919
UBS Commercial Mortgage Trust Series 2018-NYCH Class A (U.S. SOFR 1 Month+0.90%)144A±	6.23	2-15-2032	3,033,685	3,028,790
Verus Securitization Trust Series 2019-INV3 Class A1144A±±	3.69	11-25-2059	706,824	693,754
Verus Securitization Trust Series 2020-2 Class A1144A±±	3.23	5-25-2060	18,249	18,139
Verus Securitization Trust Series 2021-1 Class A2144A±±	1.05	1-25-2066	2,566,657	2,283,966
Verus Securitization Trust Series 2021-2 Class A1144A±±	1.03	2-25-2066	1,468,177	1,312,982
Verus Securitization Trust Series 2021-R3 Class A1144A±±	1.02	4-25-2064	2,630,348	2,410,843
Wilshire Funding Corp. Series 1996-3 Class M2±±	7.59	8-25-2032	78,194	78,546
Wilshire Funding Corp. Series 1996-3 Class M3±±	7.59	8-25-2032	29,670	29,208
Wilshire Funding Corp. Series 1998-WFC2 Class M1 (12 Month Treasury Average+2.00%)±	7.15	12-28-2037	51,159	50,532
Total non-agency mortgage-backed securities (Cost $179,020,329)				167,295,278
U.S. Treasury securities: 2.48%
U.S. Treasury Notes	4.25	1-31-2026	20,285,000	20,311,149
U.S. Treasury Notes	4.63	2-28-2025	4,800,000	4,796,325
U.S. Treasury Notes	5.00	9-30-2025	3,295,000	3,317,267
Total U.S. Treasury securities (Cost $28,341,034)				28,424,741
Yankee corporate bonds and notes: 11.42%
Communications: 0.45%
Telecommunications: 0.45%
NTT Finance Corp.144A	5.10	7-2-2027	5,000,000	5,089,047
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Income Fund | 9

Portfolio of investments—August 31, 2024

	Interest rate	Maturity date	Principal	Value
Consumer, non-cyclical: 0.55%
Household products/wares: 0.55%
Reckitt Benckiser Treasury Services PLC144A	3.00%	6-26-2027	$6,570,000	$6,326,491
Energy: 1.10%
Oil & gas: 1.10%
Aker BP ASA144A	2.00	7-15-2026	6,734,000	6,402,678
Woodside Finance Ltd.144A	3.65	3-5-2025	6,250,000	6,197,495
				12,600,173
Financial: 7.23%
Banks: 5.71%
Australia & New Zealand Banking Group Ltd.	4.90	7-16-2027	5,000,000	5,099,316
Banco Santander SA (1 Year Treasury Constant Maturity+0.95%)±	5.37	7-15-2028	6,595,000	6,703,174
Banque Federative du Credit Mutuel SA144A	4.94	1-26-2026	5,000,000	5,019,269
Federation des Caisses Desjardins du Quebec144A	4.40	8-23-2025	12,000,000	11,949,105
Macquarie Bank Ltd.144A	5.27	7-2-2027	5,000,000	5,128,311
Mitsubishi UFJ Financial Group, Inc. (1 Year Treasury Constant Maturity+1.08%)±	5.72	2-20-2026	5,000,000	5,009,974
NatWest Markets PLC144A	5.42	5-17-2027	5,000,000	5,097,602
Sumitomo Mitsui Financial Group, Inc.	5.46	1-13-2026	10,000,000	10,091,656
UBS AG	3.63	9-9-2024	4,000,000	3,998,799
UBS Group AG (1 Year Treasury Constant Maturity+1.60%)144A±	6.33	12-22-2027	7,000,000	7,240,193
				65,337,399
Diversified financial services: 1.01%
AerCap Holdings NV (5 Year Treasury Constant Maturity+4.54%)±	5.88	10-10-2079	6,500,000	6,491,334
Nomura Holdings, Inc.	5.59	7-2-2027	5,000,000	5,110,725
				11,602,059
Real estate: 0.51%
Ontario Teachers’ Cadillac Fairview Properties Trust144A	3.88	3-20-2027	5,875,000	5,784,983
Government securities: 0.25%
Multi-national: 0.25%
Banque Ouest Africaine de Developpement144A	5.00	7-27-2027	3,000,000	2,911,290
Technology: 1.71%
Semiconductors: 1.71%
Renesas Electronics Corp.144A	1.54	11-26-2024	15,670,000	15,522,216
SK Hynix, Inc.144A	5.50	1-16-2027	4,035,000	4,095,654
				19,617,870
Utilities: 0.13%
Electric: 0.13%
Emera, Inc. Series 16-A (3 Month LIBOR+5.44%)±	6.75	6-15-2076	1,500,000	1,504,920
Total yankee corporate bonds and notes (Cost $129,441,128)				130,774,232
The accompanying notes are an integral part of these financial statements.
10 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—August 31, 2024

	Yield	Shares	Value
Short-term investments: 16.55%
Investment companies: 4.29%
Allspring Government Money Market Fund Select Class♠∞	5.23%	49,165,220	$49,165,220

			Maturity date	Principal
U.S. Treasury securities: 12.26%
U.S. Treasury Bills☼		0.00	9-3-2024	$23,500,000	23,500,000
U.S. Treasury Bills☼		2.09	9-5-2024	30,000,000	29,991,300
U.S. Treasury Bills☼		3.68	9-10-2024	25,000,000	24,974,613
U.S. Treasury Bills☼		3.92	9-12-2024	30,000,000	29,960,850
U.S. Treasury Bills☼		4.26	9-17-2024	20,000,000	19,959,264
U.S. Treasury Bills☼		4.42	9-19-2024	12,000,000	11,972,106
					140,358,133
Total short-term investments (Cost $189,523,674)					189,523,353
Total investments in securities (Cost $1,154,962,439)	99.95%				1,144,398,044
Other assets and liabilities, net	0.05				543,956
Total net assets	100.00%				$1,144,942,000

±	Variable rate investment. The rate shown is the rate in effect at period end.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
‡	Security is valued using significant unobservable inputs.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
☼	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year
RFUCCT6M	Refinitiv USD IBOR Consumer Cash Fallbacks Term 6-month
SBA	Small Business Authority
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$79,386,475	$1,013,943,845	$(1,044,165,100)	$0	$0	$49,165,220	49,165,220	$3,212,745
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Income Fund | 11

Portfolio of investments—August 31, 2024

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short
10-Year U.S. Treasury Notes	(341)	12-19-2024	$(38,924,123)	$(38,724,813)	$199,310	$0
2-Year U.S. Treasury Notes	(852)	12-31-2024	(177,014,948)	(176,829,938)	185,010	0
					$384,320	$0
The accompanying notes are an integral part of these financial statements.
12 | Allspring Ultra Short-Term Income Fund

Statement of assets and liabilities—August 31, 2024
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $1,105,797,219)	$1,095,232,824
Investments in affiliated securities, at value (cost $49,165,220)	49,165,220
Cash	64,584
Cash at broker segregated for futures contracts	2,919,000
Receivable for interest	6,571,995
Receivable for Fund shares sold	1,413,887
Receivable for daily variation margin on open futures contracts	252,999
Principal paydown receivable	13,999
Prepaid expenses and other assets	77,256
Total assets	1,155,711,764
Liabilities
Payable for investments purchased	7,590,772
Dividends payable	1,699,228
Payable for Fund shares redeemed	1,061,077
Management fee payable	116,433
Administration fees payable	97,256
Shareholder servicing fee payable	47,902
Distribution fee payable	2,600
Trustees’ fees and expenses payable	673
Accrued expenses and other liabilities	153,823
Total liabilities	10,769,764
Total net assets	$1,144,942,000
Net assets consist of
Paid-in capital	$1,182,384,214
Total distributable loss	(37,442,214)
Total net assets	$1,144,942,000
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Income Fund | 13

Statement of assets and liabilities—August 31, 2024
Statement of assets and liabilities
Computation of net asset value and offering price per share
Net assets–Class A	$169,377,829
Shares outstanding–Class A1	19,272,000
Net asset value per share–Class A	$8.79
Maximum offering price per share – Class A2	$8.97
Net assets–Class A2	$47,800,553
Shares outstanding–Class A2[1]	5,442,596
Net asset value per share–Class A2	$8.78
Net assets–Class C	$3,853,669
Shares outstanding–Class C1	439,002
Net asset value per share–Class C	$8.78
Net assets–Administrator Class	$11,172,646
Shares outstanding–Administrator Class[1]	1,277,064
Net asset value per share–Administrator Class	$8.75
Net assets–Institutional Class	$912,737,303
Shares outstanding–Institutional Class[1]	103,921,369
Net asset value per share–Institutional Class	$8.78
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/98 of net asset value. On investments of $100,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
14 | Allspring Ultra Short-Term Income Fund

Statement of operations—year ended August 31, 2024
Statement of operations
Investment income
Interest (net of foreign withholding taxes of $3,199)	$50,215,384
Income from affiliated securities	3,212,745
Dividends	2,088,525
Total investment income	55,516,654
Expenses
Management fee	3,108,610
Administration fees
Class A	258,694
Class A2	70,353
Class C	6,284
Administrator Class	10,882
Institutional Class	828,360
Shareholder servicing fees
Class A	430,854
Class A2	70,353
Class C	10,459
Administrator Class	26,944
Distribution fee
Class C	31,379
Custody and accounting fees	53,144
Professional fees	107,402
Registration fees	141,654
Shareholder report expenses	66,625
Trustees’ fees and expenses	23,830
Other fees and expenses	39,415
Total expenses	5,285,242
Less: Fee waivers and/or expense reimbursements
Fund-level	(1,398,539)
Class A	(125,650)
Class A2	(33,200)
Class C	(2,898)
Administrator Class	(2,223)
Net expenses	3,722,732
Net investment income	51,793,922
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Income Fund | 15

Statement of operations—year ended August 31, 2024
Statement of operations
Realized and unrealized gains (losses) on investments
Net realized losses on
Unaffiliated securities	$(1,170,032)
Futures contracts	(2,160,363)
Net realized losses on investments	(3,330,395)
Net change in unrealized gains (losses) on
Unaffiliated securities	35,530,011
Futures contracts	707,342
Net change in unrealized gains (losses) on investments	36,237,353
Net realized and unrealized gains (losses) on investments	32,906,958
Net increase in net assets resulting from operations	$84,700,880
The accompanying notes are an integral part of these financial statements.
16 | Allspring Ultra Short-Term Income Fund

Statement of changes in net assets
Statement of changes in net assets
	Year ended August 31, 2024		Year ended August 31, 2023
Operations
Net investment income		$51,793,922		$47,505,706
Net realized gains (losses) on investments		(3,330,395)		2,134,222
Net change in unrealized gains (losses) on investments		36,237,353		22,783,560
Net increase in net assets resulting from operations		84,700,880		72,423,488
Distributions to shareholders from
Net investment income and net realized gains
Class A		(6,702,651)		(5,093,296)
Class A2		(1,868,457)		(1,605,528)
Class C		(131,132)		(83,726)
Administrator Class		(421,095)		(352,925)
Institutional Class		(42,540,824)		(40,162,958)
Total distributions to shareholders		(51,664,159)		(47,298,433)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	2,316,160	20,140,548	2,254,764	18,983,214
Class A2	2,664,495	23,069,751	1,495,986	12,666,422
Class C	151,651	1,309,662	107,180	903,269
Administrator Class	247,604	2,146,448	529,764	4,449,222
Institutional Class	43,597,219	377,798,785	70,983,692	599,098,072
		424,465,194		636,100,199
Reinvestment of distributions
Class A	705,626	6,133,806	545,169	4,611,755
Class A2	215,258	1,867,697	190,063	1,605,182
Class C	13,083	113,593	8,552	72,295
Administrator Class	48,611	420,566	41,646	350,886
Institutional Class	3,047,517	26,457,467	2,820,264	23,841,917
		34,993,129		30,482,035
Payment for shares redeemed
Class A	(4,154,360)	(36,067,052)	(11,516,526)	(96,944,926)
Class A2	(3,096,390)	(26,783,375)	(7,914,549)	(66,487,856)
Class C	(204,123)	(1,770,503)	(258,669)	(2,177,878)
Administrator Class	(508,007)	(4,359,207)	(843,293)	(7,086,213)
Institutional Class	(81,740,781)	(707,566,553)	(155,827,769)	(1,312,343,086)
		(776,546,690)		(1,485,039,959)
Net decrease in net assets resulting from capital share transactions		(317,088,367)		(818,457,725)
Total decrease in net assets		(284,051,646)		(793,332,670)
Net assets
Beginning of period		1,428,993,646		2,222,326,316
End of period		$1,144,942,000		$1,428,993,646
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Income Fund | 17

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Class A	2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.56	$8.41	$8.61	$8.60	$8.54
Net investment income	0.34 [1]	0.22	0.07	0.07	0.16
Net realized and unrealized gains (losses) on investments	0.23	0.15	(0.20)	0.01	0.06
Total from investment operations	0.57	0.37	(0.13)	0.08	0.22
Distributions to shareholders from
Net investment income	(0.34)	(0.22)	(0.07)	(0.07)	(0.16)
Net asset value, end of period	$8.79	$8.56	$8.41	$8.61	$8.60
Total return[2]	6.77%	4.50%	(1.51)%	0.99%	2.62%
Ratios to average net assets (annualized)
Gross expenses	0.68%	0.68%	0.65%	0.66%	0.77%
Net expenses	0.50%	0.50%	0.49%	0.49%	0.64%
Net investment income	3.91%	2.61%	0.79%	0.84%	1.92%
Supplemental data
Portfolio turnover rate	48%	25%	77%	106%	68%
Net assets, end of period (000s omitted)	$169,378	$174,660	$244,894	$287,697	$232,660

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
18 | Allspring Ultra Short-Term Income Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Class A2	2024	2023	2022	2021	2020[1]
Net asset value, beginning of period	$8.55	$8.40	$8.60	$8.59	$8.52
Net investment income	0.35 [2]	0.23	0.07	0.07	0.03
Net realized and unrealized gains (losses) on investments	0.23	0.15	(0.20)	0.01	0.07
Total from investment operations	0.58	0.38	(0.13)	0.08	0.10
Distributions to shareholders from
Net investment income	(0.35)	(0.23)	(0.07)	(0.07)	(0.03)
Net asset value, end of period	$8.78	$8.55	$8.40	$8.60	$8.59
Total return[3]	6.88%	4.61%	(1.49)%	0.97%	1.22%
Ratios to average net assets (annualized)
Gross expenses	0.58%	0.58%	0.62%	0.65%	0.66%
Net expenses	0.40%	0.40%	0.47%	0.50%	0.50%
Net investment income	4.01%	2.63%	0.75%	0.73%	1.38%
Supplemental data
Portfolio turnover rate	48%	25%	77%	106%	68%
Net assets, end of period (000s omitted)	$47,801	$48,414	$99,902	$181,131	$29,971

[1]	For the period from May 29, 2020 (commencement of class operations) to August 31, 2020
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Income Fund | 19

Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Class C	2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.55	$8.40	$8.60	$8.59	$8.54
Net investment income	0.27 [1]	0.15	0.01	0.01 [1]	0.10
Net realized and unrealized gains (losses) on investments	0.24	0.16	(0.19)	0.01	0.05
Total from investment operations	0.51	0.31	(0.18)	0.02	0.15
Distributions to shareholders from
Net investment income	(0.28)	(0.16)	(0.02)	(0.01)	(0.10)
Net asset value, end of period	$8.78	$8.55	$8.40	$8.60	$8.59
Total return[2]	5.98%	3.72%	(2.13)%	0.28%	1.73%
Ratios to average net assets (annualized)
Gross expenses	1.43%	1.43%	1.38%	1.40%	1.51%
Net expenses	1.25%	1.25%	1.11%*	1.19%*	1.40%
Net investment income	3.15%	1.86%	0.18%	0.13%	1.16%
Supplemental data
Portfolio turnover rate	48%	25%	77%	106%	68%
Net assets, end of period (000s omitted)	$3,854	$4,090	$5,219	$6,230	$5,187

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended August 31, 2022	0.14%
Year ended August 31, 2021	0.06%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
20 | Allspring Ultra Short-Term Income Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Administrator Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.52	$8.37	$8.57	$8.56	$8.51
Net investment income	0.34 [1]	0.21	0.07 [1]	0.07 [1]	0.17
Net realized and unrealized gains (losses) on investments	0.23	0.16	(0.20)	0.01	0.05
Total from investment operations	0.57	0.37	(0.13)	0.08	0.22
Distributions to shareholders from
Net investment income	(0.34)	(0.22)	(0.07)	(0.07)	(0.17)
Net asset value, end of period	$8.75	$8.52	$8.37	$8.57	$8.56
Total return[2]	6.78%	4.51%	(1.53)%	0.98%	2.61%
Ratios to average net assets (annualized)
Gross expenses	0.63%	0.62%	0.59%	0.60%	0.71%
Net expenses	0.50%	0.50%	0.50%	0.50%	0.54%
Net investment income	3.90%	2.64%	0.77%	0.82%	2.03%
Supplemental data
Portfolio turnover rate	48%	25%	77%	106%	68%
Net assets, end of period (000s omitted)	$11,173	$12,686	$14,740	$21,336	$15,359

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Income Fund | 21

Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Institutional Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.55	$8.40	$8.60	$8.59	$8.54
Net investment income	0.36 [1]	0.24	0.09	0.09	0.19
Net realized and unrealized gains (losses) on investments	0.23	0.15	(0.20)	0.02	0.05
Total from investment operations	0.59	0.39	(0.11)	0.11	0.24
Distributions to shareholders from
Net investment income	(0.36)	(0.24)	(0.09)	(0.10)	(0.19)
Net asset value, end of period	$8.78	$8.55	$8.40	$8.60	$8.59
Total return[2]	7.04%	4.76%	(1.28)%	1.23%	2.83%
Ratios to average net assets (annualized)
Gross expenses	0.36%	0.35%	0.32%	0.33%	0.44%
Net expenses	0.25%	0.25%	0.25%	0.25%	0.32%
Net investment income	4.14%	2.83%	1.01%	1.03%	2.25%
Supplemental data
Portfolio turnover rate	48%	25%	77%	106%	68%
Net assets, end of period (000s omitted)	$912,737	$1,189,143	$1,857,572	$2,706,735	$1,004,777

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
22 | Allspring Ultra Short-Term Income Fund

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Ultra Short-Term Income Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to
Allspring Ultra Short-Term Income Fund | 23

Notes to financial statements
repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis.  Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased.  If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Interest earned on cash balances held at the custodian is recorded as interest income.
Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of August 31, 2024, the aggregate cost of all investments for federal income tax purposes was $1,155,486,115 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$5,756,828
Gross unrealized losses	(16,460,579)
Net unrealized losses	$(10,703,751)
As of August 31, 2024, the Fund had capital loss carryforwards which consist of $1,287,374 in short-term capital losses and $25,465,802 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
24 | Allspring Ultra Short-Term Income Fund

Notes to financial statements
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$14,180,887	$0	$14,180,887
Asset-backed securities	0	217,187,493	2,424,349	219,611,842
Corporate bonds and notes	0	354,291,202	0	354,291,202
Investment companies	39,112,286	0	0	39,112,286
Municipal obligations	0	1,184,223	0	1,184,223
Non-agency mortgage-backed securities	0	167,295,278	0	167,295,278
U.S. Treasury securities	28,424,741	0	0	28,424,741
Yankee corporate bonds and notes	0	130,774,232	0	130,774,232
Short-term investments
Investment companies	49,165,220	0	0	49,165,220
U.S. Treasury securities	140,358,133	0	0	140,358,133
	257,060,380	884,913,315	2,424,349	1,144,398,044
Futures contracts	384,320	0	0	384,320
Total assets	$257,444,700	$884,913,315	$2,424,349	$1,144,782,364
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At August 31, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds
Allspring Ultra Short-Term Income Fund | 25

Notes to financial statements
Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.250%
Next $4 billion	0.225
Next $5 billion	0.190
Over $10 billion	0.180
For the year ended August 31, 2024, the management fee was equivalent to an annual rate of 0.24% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.15%
Class A2	0.15
Class C	0.15
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through December 31, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of August 31, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.50%
Class A2	0.40
Class C	1.25
Administrator Class	0.50
Institutional Class	0.25
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended August 31, 2024, Allspring Funds Distributor received $1,109 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the year ended August 31, 2024.
26 | Allspring Ultra Short-Term Income Fund

Notes to financial statements
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class and are generally paid on a monthly basis. Class A2 shares are charged a fee at an annual rate up to 0.15% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended August 31, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the year ended August 31, 2024 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$79,476,358	$400,728,818	$92,812,154	$542,834,634
6.
DERIVATIVE TRANSACTIONS
During the year ended August 31, 2024, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio. The Fund had an average notional amount of $11,462,394 in long futures contracts and $85,783,292 in short futures contracts during the year ended August 31, 2024.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $275,000,000 (prior to July 9, 2024: $350,000,000), revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended August 31, 2024, there were no borrowings by the Fund under the agreement.
8.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended August 31
	2024	2023
Ordinary income	$51,664,159	$47,298,433
As of August 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	Unrealized losses	Capital loss carryforward
$1,713,941	$(10,703,751)	$(26,753,176)
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring Ultra Short-Term Income Fund | 27

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Ultra Short-Term Income Fund (the Fund), one of the Funds constituting Allspring Funds Trust, including the portfolio of investments, as of August 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
October 24, 2024
28 | Allspring Ultra Short-Term Income Fund

Other information (unaudited)
Other information
Tax information
For the fiscal year ended August 31, 2024, $36,515,415 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
For the fiscal year ended August 31, 2024, 23% of the ordinary income distributed was derived from interest on U.S. government securities.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Ultra Short-Term Income Fund | 29

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

30 | Allspring Ultra Short-Term Income Fund

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 28-30, 2024 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Ultra Short-Term Income Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2024, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* The Board also received information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., under a transition services agreement and an update on the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Allspring Ultra Short-Term Income Fund | 31

Other information (unaudited)
Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program, fair valuation designee, and derivatives risk management program manager. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2023. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than or in range of the average investment performance of the Universe for all periods under review. The Board also noted that the investment performance of the Fund was higher than or in range of the investment performance of its benchmark index, the Bloomberg Short-Term Government/Corporate Bond Index, for all periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than or equal to the median net operating expense ratios of the expense Groups for each share class.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than or in range of the sum of these average rates for the Fund’s expense Groups for each share class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.

32 | Allspring Ultra Short-Term Income Fund

Other information (unaudited)
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Allspring Ultra Short-Term Income Fund | 33

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR3006 08-24

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Changes in and Disagreements with Accountants for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Proxy Disclosures for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

The registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 16. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable.

ITEM 19. EXHIBITS

(a)(1)	Code of Ethics.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2022.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2022.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President (Principal Executive Officer)

Date: October 24, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President (Principal Executive Officer)

Date: October 24, 2024

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer (Principal Financial Officer)

Date: October 24, 2024